As filed with the U.S. Securities and Exchange Commission on April 30, 2014

1933 Act File No. 333-30810

1940 Act File No. 811-09819

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Post-Effective Amendment No. 49	☒

and

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 50	☒

STATE STREET INSTITUTIONAL INVESTMENT TRUST

P.O. Box 5049, Boston, Massachusetts 02206

(Address of Principal Executive Offices)

(617) 662-1472

(Registrant’s Telephone Number)

David James, Secretary

State Street Bank and Trust Company

4 Copley Place, 5th floor

Boston, MA 02116

(Name and Address of Agent for Service)

Copy to:

Timothy W. Diggins, Esq.

Ropes & Gray LLP

800 Boylston Street

Boston, Massachusetts 02199-3600

It is proposed that this filing will become effective (check appropriate box):

☒	Immediately upon filing pursuant to paragraph (b)
☐	On (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1) of Rule 485.
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

State Street Institutional Investment Trust

STATE STREET INSTITUTIONAL LIQUID RESERVES FUND (SSIXX)

STATE STREET INSTITUTIONAL TAX FREE MONEY MARKET FUND (SSTXX)

STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND (GVMXX)

STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND (TRIXX)

STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND (TPIXX)

INSTITUTIONAL CLASS

Prospectus Dated April 30, 2014

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN ANY OF THE FUNDS OFFERED BY THIS PROSPECTUS IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUNDS.

EACH FUND OFFERS MULTIPLE CLASSES OF SHARES.    THIS PROSPECTUS COVERS ONLY THE INSTITUTIONAL CLASS.

2

STATE STREET INSTITUTIONAL LIQUID RESERVES FUND

Investment Objective

The investment objective of State Street Institutional Liquid Reserves Fund (the “ILR Fund” or sometimes referred to in context as the “Fund”) is to seek to maximize current income, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value (“NAV”) by investing in U.S. dollar-denominated money market securities.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy and hold shares of the ILR Fund. The expenses shown in the table and the Example reflect the expenses of the Fund and the Fund’s proportionate share of the expenses of State Street Money Market Portfolio (the “Money Market Portfolio” or sometimes referred to in context as the “Portfolio”).

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)(1)

Management Fee	0.05%
Other Expenses	0.07%

Total Annual Fund Operating Expenses(2)	0.12%

(1)	Amounts reflect the total expenses of the Money Market Portfolio and the Fund.

(2)

The Fund’s investment adviser, SSgA Funds Management, Inc. (the “Adviser” or “SSgA FM”), may voluntarily reduce all or a portion of its fees and/or reimburse expenses of the Fund to the extent necessary to avoid negative yield (the “Voluntary Reduction”), or a yield below a specified level, which may vary from time to time in the Adviser’s sole discretion. The Fund has agreed, subject to certain limitations, to reimburse the Adviser for the full dollar amount of any Voluntary Reduction incurred after October 1, 2012. As of December 31, 2013, the Adviser had not waived fees and/or reimbursed expenses under the Voluntary Reduction. The Adviser may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the Fund, without limitation. Any future reimbursement by the Fund of the Voluntary

Reduction would increase the Fund’s expenses and reduce the Fund’s yield. There is no guarantee that the Voluntary Reduction will be in effect at any given time or that the Fund will be able to avoid a negative yield.

Example

This Example is intended to help you compare the cost of investing in the ILR Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$12	$39	$68	$154

Principal Investment Strategies

The ILR Fund invests substantially all of its investable assets in the Money Market Portfolio.

The Money Market Portfolio follows a disciplined investment process in which the Portfolio’s investment adviser, SSgA Funds Management, Inc. (the “Adviser” or “SSgA FM”), bases its decisions on the relative attractiveness of different money market instruments. In the Adviser’s opinion, the attractiveness of an instrument may vary depending on the general level of interest rates, as well as imbalances of supply and demand in the market. The Portfolio invests in accordance with regulatory requirements applicable to money market funds, which require, among other things, the Portfolio to invest only in short-term, high quality debt obligations (generally, securities that have remaining maturities of 397 calendar days or less and either have been rated in one of the two highest short-term rating categories or are considered by the Portfolio to be of comparable quality), to maintain a maximum dollar-weighted average maturity of 60 days or less, and to meet requirements as to portfolio diversification and liquidity.

The Portfolio attempts to meet its investment objective by investing in a broad range of money market instruments. These may include among other things:

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U.S. government securities, including U.S. Treasury bills, notes and bonds and other securities issued or guaranteed as to principal and/or interest, as applicable, by the U.S. government or its agencies or instrumentalities; certificates of deposits and time deposits of U.S. and foreign banks; commercial paper and other high quality obligations of U.S. or foreign companies; asset-backed securities, including asset-backed commercial paper; mortgage-related securities; and repurchase agreements. These instruments may bear fixed, variable or floating rates of interest or may be zero-coupon securities. The Portfolio also may invest in shares of other money market funds, including funds advised by the Adviser. Under normal market conditions, the Portfolio intends to invest more than 25% of its total assets in bank obligations. A substantial portion of the Portfolio may be invested in securities that are issued or traded pursuant to exemptions from registration under the federal securities laws.

Principal Investment Risks

An investment in the Fund is not a deposit in a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

In addition, the Fund is subject to the following risks:

•	Risks of Investing Principally in Money Market Instruments:

•

Interest Rate Risk — The risk that interest rates will rise, causing the value of the Portfolio’s investments to fall. Also, the risk that as interest rates decline, the amount of income the Portfolio receives on its new investments generally will decline.

•

Credit Risk — The risk that an issuer, guarantor or liquidity provider of an instrument will be unable, or will be perceived to be unable, to make scheduled interest or principal payments, and that the value of the instrument will fall as a result.

•

Liquidity Risk — The risk that the Portfolio may not be able to sell some or all of its securities at desired prices, or may be unable to sell the securities at all, because of a lack of demand in the market for such securities, or a liquidity provider defaults on its obligation to purchase the securities when properly tendered by the Portfolio.

•

Prepayment Risk and Extension Risk — Applicable primarily to mortgage-related and other asset-backed securities, the risks that loan obligations may be repaid faster or slower than expected, causing the Portfolio to invest repayment proceeds in, or continue to hold, lower yielding securities, as the case may be.

•

Stable Share Price Risk:    If the market value of one or more of the Portfolio’s investments changes substantially, the Fund may not be able to maintain a stable share price of $1.00. This risk typically is higher during periods of rapidly changing interest rates or when issuer credit quality generally is falling, and is made worse when the Portfolio experiences significant redemption requests.

•

Master/Feeder Structure Risk:    The Fund’s performance may be adversely affected as a result of large cash inflows to or outflows from the Portfolio and any related disruption to the Portfolio’s investment program.

•

Low Short-Term Interest Rate Risk:    At the date of this Prospectus, short-term interest rates are at historically low levels, and so the Fund’s yield is very low. It is possible that the Portfolio will generate an insufficient amount of income to pay its expenses, and that it and/or the Fund will not be able to pay a daily dividend and may have a negative yield (i.e., it may lose money on an operating basis). It is possible that the Portfolio will maintain a substantial portion of its assets in cash, on which it would earn little, if any, income.

•

Banking Industry Risk:    To the extent the Portfolio concentrates its investments in bank obligations, financial, economic, business, and other developments in the banking industry will have a greater effect on the Portfolio than if it had not concentrated its assets in the banking industry. Adverse changes in the banking industry may include, among other things, banks experiencing substantial losses on loans, increases in non-performing assets and charge-offs and declines in total deposits.

•

Repurchase Agreement Risk:    In a repurchase agreement, the Portfolio purchases a security from a seller at one price and simultaneously agrees to sell it back to the original seller at an agreed-upon price. If the Portfolio’s

4

counterparty is unable to honor its commitments, the Portfolio may be unable to recover its purchase price and may be prevented or delayed from realizing on the security to make up any losses.

•

Mortgage-Related and Other Asset-Backed Securities Risk:    Defaults, or perceived increases in the risk of defaults, on the loans underlying mortgage-related or asset-backed securities may impair the values of the securities. These securities also present a higher degree of prepayment risk (when repayment of principal occurs before scheduled maturity) and extension risk (when rates of repayment of principal are slower than expected) than do other types of fixed income securities. The enforceability of security interests that support these securities may, in some cases, be subject to limitations.

•

Foreign Securities Risk:    The Portfolio may invest in U.S. dollar denominated instruments issued by foreign governments, corporations and financial institutions. Foreign securities are subject to political, economic, and regulatory risks not present in domestic investments. Returns on investments in securities issued by foreign issuers could be more volatile than securities issued by U.S. issuers. Foreign investments may be affected by, among other things, changes in currency exchange rates; currency controls; different accounting, auditing, financial reporting, and legal standards and practices applicable in foreign countries; tax withholding; and higher transaction costs. Foreign banks, or their domestic or foreign branches, may be subject to less rigorous regulation than U.S. banks operating in the United States, and may not be required to meet financial, capital, and other requirements applicable to U.S. banks. Foreign laws and accounting standards typically are not as strict as they are in the U.S. so there may be fewer restrictions on loan limitations, less frequent examinations and less stringent requirements regarding reserve accounting, auditing, recordkeeping and public reporting requirements.

•

U.S. Government Sponsored Enterprises Risk:     Securities of certain U.S. government agencies and instrumentalities are not supported by the full faith and credit of the U.S. Government, and to the extent the Portfolio owns such securities, it must look to the agency or instrumentality issuing or guaranteeing the securities for repayment.

•

Variable and Floating Rate Securities Risk:    The Portfolio may purchase variable and floating rate securities, whose interest rates change based on changes in market interest rates. As a result, the interest paid on such securities will tend to fall as market interest rates fall generally, and the interest rates on such securities may not rise as rapidly as general market rates.

•

Market Risk:    The values of the securities in which the Portfolio invests may go up or down in response to the prospects of individual issuers and/or general economic conditions. Price changes may be temporary or may last for extended periods. Recent instability in the financial markets has led the U.S. Government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. The withdrawal of this support could negatively affect the value and liquidity of certain securities or of markets generally. In addition, legislation recently enacted in the U.S. calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be fully known for some time.

•

Money Market Fund Regulatory Risk:    It is possible that the U.S. Securities and Exchange Commission (“SEC”) or another agency will adopt regulations that change in very important respects the operation of money market funds. Any such regulatory changes could impact important characteristics of the Fund, including liquidity of an investment in the Fund or the Fund’s ability to maintain a stable net asset value per share.

Performance

The bar chart and table below provide some indication of the risks of investing in the ILR Fund by illustrating the variability of the Fund’s returns during the years since inception. The Fund’s past performance does not necessarily indicate how the Fund will perform in the future. Current performance information for the Fund is available toll free by calling (877) 521-4083 or by visiting our website at www.ssga.com/cash.

5

State Street Institutional Liquid Reserves Fund

Total Return for the Calendar Years

Ended December 31

Returns would have been lower if operating expenses had not been reduced. During the period shown in the bar chart, the highest return for a quarter was 1.33% (quarter ended 12/31/06) and the lowest return for a quarter was 0.02% (quarter ended 9/30/13).

Average Annual Total Returns

For the Periods Ended December 31, 2013

	1-Year	5-Year	Since the Inception Date of the Fund
State Street Institutional Liquid Reserves Fund	0.10%	0.23%	1.91%

To obtain the Fund’s current yield, please call (877) 521-4083.

Investment Adviser

SSgA FM serves as the investment adviser to the Fund.

Purchase and Sale of Fund Shares

For important information about purchase and sale of Fund shares, please turn to “Other Information” on page 21 of the prospectus.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

For important information about financial intermediary compensation, please turn to “Other Information” on page 21 of the prospectus.

6

STATE STREET INSTITUTIONAL TAX FREE MONEY MARKET FUND

Investment Objective

The investment objective of State Street Institutional Tax Free Money Market Fund (the “Tax Free Fund” or sometimes referred to in context as the “Fund”) is to seek to maximize current income, exempt from federal income taxes, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value (“NAV”).

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Tax Free Fund. The expenses shown in the table and the Example reflect the expenses of the Fund and the Fund’s proportionate share of the expenses of State Street Tax Free Money Market Portfolio (the “Tax Free Portfolio” or sometimes referred to in context as the “Portfolio”).

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)(1)

Management Fee	0.05%
Other Expenses	0.15%

Total Annual Fund Operating Expenses(2)	0.20%

(1)	Amounts reflect the total expenses of the Tax Free Portfolio and the Fund.

(2)

The Fund’s investment adviser, SSgA Funds Management, Inc. (the “Adviser” or “SSgA FM”), may voluntarily reduce all or a portion of its fees and/or reimburse expenses of the Fund to the extent necessary to avoid negative yield (the “Voluntary Reduction”), or a yield below a specified level, which may vary from time to time in the Adviser’s sole discretion. The Fund has agreed, subject to certain limitations, to reimburse the Adviser for the full dollar amount of any Voluntary Reduction incurred after October 1, 2012. As of December 31, 2013, the Adviser had waived fees and/or reimbursed expenses in the aggregate amount of $157,432 since October 1, 2012, all of which is potentially recoverable under the Voluntary Reduction. The Adviser may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the Fund, without limitation. Any future reimbursement by the Fund of the Voluntary Reduction would increase the Fund’s expenses and reduce the Fund’s yield. There is no guarantee that the Voluntary Reduction will be in effect at any given time or that the Fund will be able to avoid a negative yield.

Example

This Example is intended to help you compare the cost of investing in the Tax Free Fund with the costs of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions yours costs would be:

1 Year	3 Years	5 Years	10 Years
$20	$64	$113	$255

Principal Investment Strategies

The Tax Free Fund invests substantially all of its investable assets in the Tax Free Portfolio.

The Tax Free Portfolio has a fundamental policy of investing at least 80% of its net assets (plus borrowings, if any) in federal tax-exempt, high quality, short-term municipal securities of all types. However, the Portfolio generally invests substantially all of its assets in instruments exempt from ordinary federal income tax. The Portfolio may invest up to 20% of its net assets in federally taxable money market instruments (including those subject to the Federal alternative minimum tax), including securities issued by or guaranteed as to principal and/or interest, as applicable, by the U.S. government or its agencies and instrumentalities, as well as certificates of deposit, commercial paper and repurchase agreements. The Portfolio may buy or sell securities on a when-issued or forward commitment basis.

The Portfolio follows a disciplined investment process that attempts to provide stability of principal, liquidity and current income through all market conditions, by investing in high quality money market instruments. Among other things, the Portfolio’s investment adviser, SSgA Funds Management, Inc. (the

7

“Adviser” or “SSgA FM”), conducts its own credit analyses of potential investments and portfolio holdings, and relies substantially on a dedicated short-term credit research team. The Portfolio invests in accordance with regulatory requirements applicable to money market funds, which require, among other things, the Portfolio to invest only in short-term, high quality debt obligations (generally, securities that have remaining maturities of 397 calendar days or less and either have been rated in one of the two highest short-term rating categories or are considered by the Portfolio to be of comparable quality), to maintain a maximum dollar-weighted average maturity of 60 days or less, and to meet requirements as to portfolio diversification and liquidity. All securities held by the Portfolio are U.S. dollar-denominated, and they may have fixed, variable or floating interest rates, or may be zero-coupon securities.

The Portfolio attempts to meet its investment objective by investing in, among other things:

•	Securities issued by states, municipalities and their political subdivisions and agencies and certain territories and possessions of the U.S. (“municipal securities”), including:

•	General obligation bonds and notes;

•	Revenue bonds and notes;

•	Commercial paper and other privately issued securities;

•	Tender option bonds;

•	Private activity bonds;

•	Industrial development bonds;

•	Municipal lease contracts; and

•	Securities of other investment companies with similar investment guidelines.

Principal Investment Risks

An investment in the Fund is not a deposit in a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

In addition, the Fund is subject to the following risks:

•	Risks of Investing Principally in Money Market Instruments:

•	Interest Rate Risk — The risk that interest rates will rise, causing the value of the
Portfolio’s investments to fall. Also, the risk that as interest rates decline, the amount of income the Portfolio receives on its new investments generally will decline.

•

Credit Risk — The risk that an issuer, guarantor or liquidity provider of an instrument will be unable, or will be perceived to be unable, to make scheduled interest or principal payments, and that the value of the instrument will fall as a result.

•

Liquidity Risk — The risk that the Portfolio may not be able to sell some or all of its securities at desired prices, or may be unable to sell the securities at all, because of a lack of demand in the market for such securities, or a liquidity provider defaults on its obligation to purchase the securities when properly tendered by the Portfolio.

•

Master/Feeder Structure Risk:    The Fund’s performance may be adversely affected as a result of large cash inflows to or outflows from the Portfolio and any related disruption to the Portfolio’s investment program.

•

Repurchase Agreement Risk:    In a repurchase agreement, the Portfolio purchases a security from a seller at one price and simultaneously agrees to sell it back to the original seller at an agreed-upon price. If the Portfolio’s counterparty is unable to honor its commitments, the Portfolio may be unable to recover its purchase price and may be prevented or delayed from realizing on the security to make up any losses.

•

Stable Share Price Risk:    If the market value of one or more of the Portfolio’s investments changes substantially, the Fund may not be able to maintain a stable share price of $1.00. This risk typically is higher during periods of rapidly changing interest rates or when issuer credit quality generally is falling, and is made worse when the Portfolio experiences significant redemption requests.

•

Municipal Securities Risk:    The municipal securities markets in which the Portfolio invests may be volatile and may be significantly affected by adverse tax, legislative, or political changes and the financial condition of the issuers of municipal securities. The values of municipal securities that depend on a specific revenue source to fund their payment obligations may fluctuate as a result of changes in the cash

8

flows generated by the revenue source or changes in the priority of the municipal security to receive the cash flows generated by the revenue source.

•

Low Short-Term Interest Rate Risk:    At the date of this Prospectus, short-term interest rates are at historically low levels, and so the Fund’s yield is very low. It is possible that the Portfolio will generate an insufficient amount of income to pay its expenses, and that it and/or the Fund will not be able to pay a daily dividend and may have a negative yield (i.e., it may lose money on an operating basis). It is possible that the Portfolio will maintain a substantial portion of its assets in cash, on which it would earn little, if any, income.

•

Market Risk:    The values of the securities in which the Portfolio invests may go up or down in response to the prospects of individual issuers and/or general economic conditions. Price changes may be temporary or may last for extended periods. Recent instability in the financial markets has led the U.S. Government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. The withdrawal of this support could negatively affect the value and liquidity of certain securities or of markets generally. In addition, legislation recently enacted in the U.S. calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be fully known for some time.

•

Variable and Floating Rate Securities Risk:    The Portfolio may purchase variable and floating rate securities, whose interest rates change based on changes in market interest rates. As a result, the interest paid on such securities will tend to fall as market interest rates fall generally, and the interest rates on such securities may not rise as rapidly as general market rates.

•

Money Market Fund Regulatory Risk:    It is possible that the U.S. Securities and Exchange Commission (“SEC”) or another agency will adopt regulations that change in very important respects the operation of money market funds. Any such regulatory changes could impact important characteristics of the Fund, including liquidity of an investment in the Fund or the Fund’s ability to maintain a stable net asset value per share.

Performance

The bar chart and table below provide some indication of the risks of investing in the Tax Free Fund by illustrating the variability of the Fund’s returns during the years since inception. The Fund’s past performance does not necessarily indicate how the Fund will perform in the future. Current performance information for the Fund is available toll free by calling (877) 521-4083 or by visiting our website at www.ssga.com/cash.

State Street Institutional Tax Free Money Market Fund

Total Return for the Calendar Years

Ended December 31

During the period shown in the bar chart, the highest return for a quarter was 0.70% (quarter ended 3/31/08) and the lowest return for a quarter was 0.00% (quarter ended 12/31/13).

Average Annual Total Returns

For the Periods Ended December 31, 2013

	1-Year	5-Year	Since the Inception Date of the Fund
State Street Institutional Tax Free Money Market Fund	0.00%	0.11%	0.86%

To obtain the Fund’s current yield, please call (877) 521-4083.

9

Investment Adviser

SSgA FM serves as the investment adviser to the Fund.

Purchase and Sale of Fund Shares

For important information about purchase and sale of Fund shares, please turn to “Other Information” on page 21 of the prospectus.

Tax Information

The Fund intends to distribute income that is exempt from U.S. federal income tax and the U.S. federal alternative minimum tax. However, a portion of the Fund’s distributions may be subject to federal income tax or to federal alternative minimum tax.

Payments to Broker-Dealers and Other Financial Intermediaries

For important information about financial intermediary compensation, please turn to “Other Information” on page 21 of the prospectus.

10

STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND

Investment Objective

The investment objective of State Street Institutional U.S. Government Money Market Fund (the “U.S. Government Fund” or sometimes referred to in context as the “Fund”) is to seek to maximize current income, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value (“NAV”).

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy and hold shares of the U.S. Government Fund. The expenses shown in the table and the Example reflect the expenses of the Fund and the Fund’s proportionate share of the expenses of State Street U.S. Government Money Market Portfolio (the “U.S. Government Portfolio” or sometimes referred to in context as the “Portfolio”).

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)(1)

Management Fee	0.05%
Other Expenses	0.07%

Total Annual Fund Operating Expenses(2)	0.12%

(1)	Amounts reflect the total expenses of the U.S. Government Portfolio and the Fund.

(2)

The Fund’s investment adviser, SSgA Funds Management, Inc. (the “Adviser” or “SSgA FM”), may voluntarily reduce all or a portion of its fees and/or reimburse expenses of the Fund to the extent necessary to avoid negative yield (the “Voluntary Reduction”), or a yield below a specified level, which may vary from time to time in the Adviser’s sole discretion. The Fund has agreed, subject to certain limitations, to reimburse the Adviser for the full dollar amount of any Voluntary Reduction incurred after October 1, 2012. As of December 31, 2013, the Adviser had waived fees and/or reimbursed expenses in the aggregate amount of $1,800,030 since October 1, 2012, all of which is potentially recoverable under the Voluntary Reduction. The Adviser may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the Fund, without limitation. Any future reimbursement by the Fund of the Voluntary Reduction would increase the Fund’s expenses and reduce the Fund’s yield. There is no guarantee that the Voluntary Reduction will be in effect at any given time or that the Fund will be able to avoid a negative yield.

Example

This Example is intended to help you compare the cost of investing in the U.S. Government Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$12	$39	$68	$154

Principal Investment Strategies

The U.S. Government Fund invests substantially all of its investable assets in the U.S. Government Portfolio.

The U.S. Government Portfolio invests only in obligations issued or guaranteed as to principal and/or interest, as applicable, by the U.S. government or its agencies and instrumentalities, as well as repurchase agreements secured by such instruments.

The Portfolio follows a disciplined investment process that attempts to provide stability of principal, liquidity and current income, by investing in U.S. government securities. Among other things, SSgA FM, the Portfolio’s investment adviser, conducts its own credit analyses of potential investments and portfolio holdings, and relies substantially on a dedicated short-term credit research team. The Portfolio invests in accordance with regulatory requirements applicable to money market funds. Regulations require, among other things, a money market fund to invest only in short-term, high quality debt obligations (generally, securities that have remaining maturities of 397 calendar days or less and either have been rated in one of the two highest short-term rating categories or are considered by the Portfolio to be of comparable quality), to maintain a maximum

11

dollar-weighted average maturity of 60 days or less, and to meet requirements as to portfolio diversification and liquidity. All securities held by the Portfolio are U.S. dollar-denominated, and they may have fixed, variable or floating interest rates.

The Portfolio attempts to meet its investment objective by investing in:

•

Obligations issued or guaranteed as to principal and/or interest, as applicable, by the U.S. government or its agencies and instrumentalities, such as U.S. Treasury securities and securities issued by the Government National Mortgage Association (“GNMA”), which are backed by the full faith and credit of the United States;

•

Obligations issued or guaranteed by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and U.S. government-sponsored entities such as the Federal Home Loan Bank, which are not backed by the full faith and credit of the United States; and

•	Repurchase agreements with respect to U.S. government securities

Principal Investment Risks

An investment in the Fund is not a deposit in a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

In addition, the Fund is subject to the following risks:

•	Risks of Investing Principally in Money Market Instruments:

•

Interest Rate Risk — The risk that interest rates will rise, causing the value of the Portfolio’s investments to fall. Also, the risk that as interest rates decline, the amount of income the Portfolio receives on its new investments generally will decline.

•

Credit Risk — The risk that an issuer, guarantor or liquidity provider of an instrument will be unable, or will be perceived as unable, to make scheduled interest or principal payments, and that the market value of the instrument will fall as a result.

•

Liquidity Risk — The risk that the Portfolio may not be able to sell some or all of its securities at desired prices, or may be unable to sell the securities at all, because of a lack of demand in the market for such securities, or a liquidity provider defaults on its obligation to purchase the securities when properly tendered by the Portfolio.

•

Prepayment Risk and Extension Risk — Applicable primarily to mortgage-related and other asset-backed securities, the risks that loan obligations may be repaid faster or slower than expected, causing the Portfolio to invest repayment proceeds in, or continue to hold, lower yielding securities, as the case may be.

•

Master/Feeder Structure Risk:    The Fund’s performance may be adversely affected as a result of large cash inflows to or outflows from the Portfolio and any related disruption to the Portfolio’s investment program.

•

U.S. Government Sponsored Enterprises Risk:     Securities of certain U.S. government agencies and instrumentalities are not supported by the full faith and credit of the U.S. Government, and to the extent the Portfolio owns such securities, it must look to the agency or instrumentality issuing or guaranteeing the securities for repayment. Because the Portfolio emphasizes investment in U.S. government securities, and because U.S. government securities generally are perceived as having low risks compared to most other types of investments, the Portfolio’s performance compared to money market funds that invest principally in other types of money market instruments may be lower.

•

Significant Exposure to U.S. Government Agencies Risk:    To the extent the Portfolio focuses its investments in securities issued or guaranteed by U.S. government agencies, any market price movements, regulatory changes or changes in political or economic conditions that affect the U.S. government agencies in which the Portfolio invests may have a significant impact on the Portfolio’s performance. Events that would adversely affect the market prices of securities issued or guaranteed by one government agency may adversely affect the market price of securities issued or guaranteed by other government agencies.

12

•

Mortgage-Related and Other Asset-Backed Securities Risk:    Defaults, or perceived increases in the risk of defaults, on the loans underlying mortgage-related or asset-backed securities may impair the values of the securities. These securities also present a higher degree of prepayment risk (when repayment of principal occurs before scheduled maturity) and extension risk (when rates of repayment of principal are slower than expected) than do other types of fixed income securities.

•

Repurchase Agreement Risk:    In a repurchase agreement, the Portfolio purchases a security from a seller at one price and simultaneously agrees to sell it back to the original seller at an agreed-upon price. If the Portfolio’s counterparty is unable to honor its commitments, the Portfolio may be unable to recover its purchase price and may be prevented or delayed from realizing on the security to make up any losses.

•

Stable Share Price Risk:    If the market value of one or more of the Portfolio’s investments changes substantially, the Fund may not be able to maintain a stable share price of $1.00. This risk typically is higher during periods of rapidly changing interest rates or when issuer credit quality generally is falling, and is made worse when the Portfolio experiences significant redemption requests.

•

Low Short-Term Interest Rate Risk:    At the date of this Prospectus, short-term interest rates are at historically low levels, and so the Fund’s yield is very low. It is possible that the Portfolio will generate an insufficient amount of income to pay its expenses, and that it and/or the Fund will not be able to pay a daily dividend and may have a negative yield (i.e., it may lose money on an operating basis). It is possible that the Portfolio will maintain a substantial portion of its assets in cash, on which it would earn little, if any, income.

•

Market Risk:    The values of the securities in which the Portfolio invests may go up or down in response to the prospects of individual issuers and general economic conditions. Price changes may be temporary or may last for extended periods. Recent instability in the financial markets has led the U.S. Government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. The withdrawal of this support could negatively affect the value and liquidity of certain securities or of markets generally. In addition, legislation recently enacted in the U.S. calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be fully known for some time.

•

Variable and Floating Rate Securities Risk:    The Portfolio may purchase variable and floating rate securities, whose interest rates change based on changes in market interest rates. As a result, the interest paid on such securities will tend to fall as market interest rates fall generally, and the interest rates on such securities may not rise as rapidly as general market rates.

•

Money Market Fund Regulatory Risk:    It is possible that the U.S. Securities and Exchange Commission (“SEC”) or another agency will adopt regulations that change in very important respects the operation of money market funds. Any such regulatory changes could impact important characteristics of the Fund, including liquidity of an investment in the Fund or the Fund’s ability to maintain a stable net asset value per share.

Performance

The bar chart and table below provide some indication of the risks of investing in the U.S. Government Fund by illustrating the variability of the Fund’s returns during the years since inception. The Fund’s past performance does not necessarily indicate how the Fund will perform in the future. Current performance information for the Fund is available toll free by calling (877) 521-4083 or by visiting our website at www.ssga.com/cash.

13

State Street Institutional U.S. Government Money Market Fund Total Return for the Calendar Years Ended December 31

Returns would have been lower if operating expenses had not been reduced. During the period shown in the bar chart, the highest return for a quarter was 0.83% (quarter ended 3/31/08) and the lowest return for a quarter was 0.00% (quarter ended 9/30/13).

Average Annual Total Returns For the Periods Ended December 31, 2013

	1-Year	5-Year	Since the Inception Date of the Fund
State Street Institutional U.S. Government Money Market Fund	0.01%	0.08%	0.54%

To obtain the Fund’s current yield, please call (877) 521-4083.

Investment Adviser

SSgA FM serves as the investment adviser to the Fund.

Purchase and Sale of Fund Shares

For important information about purchase and sale of Fund shares, please turn to “Other Information” on page 21 of the prospectus.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

For important information about financial intermediary compensation, please turn to “Other Information” on page 21 of the prospectus.

14

STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND

Investment Objective

The investment objective of State Street Institutional Treasury Money Market Fund (the “Treasury Fund” or sometimes referred to in context as the “Fund”) is to seek a high level of current income consistent with preserving principal and liquidity and the maintenance of a stable $1.00 per share net asset value (“NAV”).

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Treasury Fund. The expenses shown in the table and the Example reflect the expenses of the Fund and the Fund’s proportionate share of the expenses of State Street Treasury Money Market Portfolio (the “Treasury Portfolio” or sometimes referred to in context as the “Portfolio”).

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)(1)

Management Fee	0.05%
Other Expenses	0.07%

Total Annual Fund Operating Expenses(2)	0.12%

(1)	Amounts reflect the total expenses of the Treasury Portfolio and the Fund.

(2)

The Fund’s investment adviser, SSgA Funds Management, Inc. (the “Adviser” or “SSgA FM”), may voluntarily reduce all or a portion of its fees and/or reimburse expenses of the Fund to the extent necessary to avoid negative yield (the “Voluntary Reduction”), or a yield below a specified level, which may vary from time to time in the Adviser’s sole discretion. The Fund has agreed, subject to certain limitations, to reimburse the Adviser for the full dollar amount of any Voluntary Reduction incurred after October 1, 2012. As of December 31, 2013, the Adviser had waived fees and/or reimbursed expenses in the aggregate amount of $5,699,274 since October 1, 2012, all of which is potentially recoverable under the Voluntary Reduction. The Adviser may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the Fund, without limitation. Any future reimbursement by the Fund of the Voluntary Reduction would increase the Fund’s expenses and reduce the Fund’s yield. There is no guarantee that the Voluntary Reduction will be in effect at any given time or that the Fund will be able to avoid a negative yield.

Example

This Example is intended to help you compare the cost of investing in the Treasury Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$12	$39	$68	$154

Principal Investment Strategies

The Treasury Fund invests substantially all of its investable assets in the Treasury Portfolio.

The Treasury Portfolio attempts to meet its investment objective by investing only in U.S. Treasury bills, notes and bonds (which are direct obligations of the U.S. government).

The Portfolio invests in accordance with regulatory requirements applicable to money market funds, which require, among other things, the Portfolio to invest only in short-term securities (generally, securities that have remaining maturities of 397 calendar days or less), to maintain a maximum dollar-weighted average maturity of 60 days or less, and to meet requirements as to portfolio diversification and liquidity.

Principal Investment Risks

An investment in the Fund is not a deposit in a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

15

In addition, the Fund is subject to the following risks:

•	Risks of Investing Principally in Money Market Instruments:

•

Interest Rate Risk — The risk that interest rates will rise, causing the value of the Portfolio’s investments to fall. Also, the risk that as interest rates decline, the amount of income the Portfolio receives on its new investments generally will decline.

•

Credit Risk — The risk that an issuer, guarantor or liquidity provider of an instrument will be unable, or will be perceived to be unable, to make scheduled interest or principal payments, and that the value of the instrument will fall as a result.

•

Liquidity Risk — The risk that the Portfolio may not be able to sell some or all of its securities at desired prices, or may be unable to sell the securities at all, because of a lack of demand in the market for such securities, or a liquidity provider defaults on its obligation to purchase the securities when properly tendered by the Portfolio.

•

Master/Feeder Structure Risk:    The Fund’s performance may be adversely affected as a result of large cash inflows to or outflows from the Portfolio and any related disruption to the Portfolio’s investment program.

•

Stable Share Price Risk:    If the market value of one or more of the Portfolio’s investments changes substantially, the Fund may not be able to maintain a stable share price of $1.00. This risk typically is higher during periods of rapidly changing interest rates or when issuer credit quality generally is falling and is made worse when the Portfolio experiences significant redemption requests.

•

Low Short-Term Interest Rate Risk:    At the date of this Prospectus, short-term interest rates are at historically low levels, and so the Fund’s yield is very low. It is possible that the Portfolio will generate an insufficient amount of income to pay its expenses, and that it and/or the Fund will not be able to pay a daily dividend and may have a negative yield (i.e., it may lose money on an operating basis). It is possible that the Portfolio will maintain a substantial portion of its assets in cash, on which it would earn little, if any, income.

•

Market Risk:    Recent instability in the financial markets has led the U.S. Government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. The withdrawal of this support could negatively affect the value and liquidity of certain securities or of markets generally. In addition, legislation recently enacted in the U.S. calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be fully known for some time.

•

Money Market Fund Regulatory Risk:    It is possible that the U.S. Securities and Exchange Commission (“SEC”) or another agency will adopt regulations that change in very important respects the operation of money market funds. Any such regulatory changes could impact important characteristics of the Fund, including liquidity of an investment in the Fund or the Fund’s ability to maintain a stable net asset value per share.

Performance

The bar chart and table below provide some indication of the risks of investing in the Treasury Fund by illustrating the variability of the Fund’s returns during the years since inception. The Fund’s past performance does not necessarily indicate how the Fund will perform in the future. Current performance information for the Fund is available toll free by calling (877) 521-4083 or by visiting our website at www.ssga.com/cash.

16

State Street Institutional Treasury Money

Market Fund

Total Return for the Calendar Years

Ended December 31

During the period shown in the bar chart, the highest return for a quarter was 0.53% (quarter ended 3/31/08) and the lowest return for a quarter was 0.00% (quarter ended 9/30/13).

Average Annual Total Returns

For the Periods Ended December 31, 2013

	1-Year	5-Year	Since the Inception Date of the Fund
State Street Institutional Treasury Money Market Fund	0.00%	0.01%	0.30%

To obtain the Fund’s current yield, please call (877) 521-4083.

Investment Adviser

SSgA FM serves as the investment adviser to the Fund.

Purchase and Sale of Fund Shares

For important information about purchase and sale of Fund shares, please turn to “Other Information” on page 21 of the prospectus.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

For important information about financial intermediary compensation, please turn to “Other Information” on page 21 of the prospectus.

17

STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND

Investment Objective

The investment objective of State Street Institutional Treasury Plus Money Market Fund (the “Treasury Plus Fund” or sometimes referred to in context as the “Fund”) is to seek a high level of current income consistent with preserving principal and liquidity and the maintenance of a stable $1.00 per share net asset value (“NAV”).

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Treasury Plus Fund. The expenses shown in the table and the Example reflect the expenses of the Fund and the Fund’s proportionate share of the expenses of State Street Treasury Plus Money Market Portfolio (the “Treasury Plus Portfolio” or sometimes referred to in this context as the “Portfolio”).

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)(1)

Management Fee	0.05%
Other Expenses	0.08%

Total Annual Fund Operating Expenses	0.13%

Fee Waiver and/or Expense Reimbursement(2)	(0.01)%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(3)	0.12%

(1)	Amounts reflect the total expenses of the Treasury Plus Portfolio and the Fund restated to reflect current fees.

(2)

The Fund’s investment adviser, SSgA Funds Management, Inc. (the “Adviser” or “SSgA FM”) has contractually agreed to cap the Fund’s Total Annual Fund Operating Expenses (excluding taxes, interest and extraordinary expenses) attributable to the Institutional Class to the extent that expenses exceed 0.12% of Institutional Class net assets, through April 30, 2015; these arrangements may not be terminated prior to that date without the consent of the Board.

(3)

The Adviser may also voluntarily reduce all or a portion of its fees and/or reimburse expenses of the Fund to the extent necessary to avoid negative yield (the “Voluntary Reduction”), or a yield below a specified level, which may vary from time to time in the Adviser’s sole discretion. The Fund has agreed, subject to certain limitations, to reimburse the Adviser for the full dollar amount of any Voluntary Reduction incurred after October 1, 2012. As of December 31, 2013, the Adviser had waived fees and/or reimbursed expenses in the aggregate amount of $960,002 since October 1, 2012, all of which is potentially recoverable under the Voluntary Reduction. Any future reimbursement of previously waived fees by the Fund to the Adviser may cause the total fund annual operating expenses of the Fund to exceed the expense limitation under the contractual expense limitation agreement. The Adviser may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the Fund, without limitation. Any future reimbursement by the Fund of the Voluntary Reduction would increase the Fund’s expenses and reduce the Fund’s yield. There is no guarantee that the Voluntary Reduction will be in effect at any given time or that the Fund will be able to avoid a negative yield.

Example

This Example is intended to help you compare the cost of investing in the Treasury Plus Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that the “1 Year” figure reflects the impact of fee waivers and/or expense reimbursements for the first year, as shown in the “Annual Fund Operating Expenses” table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$12	$41	$72	$165

Principal Investment Strategies

The Treasury Plus Fund invests substantially all of its investable assets in the Treasury Plus Portfolio.

18

The Treasury Plus Portfolio attempts to meet its investment objective by investing only in U.S. Treasury bills, notes and bonds (which are direct obligations of the U.S. government) and repurchase agreements collateralized by these obligations.

The Portfolio invests in accordance with regulatory requirements applicable to money market funds, which require, among other things, the Portfolio to invest only in short-term securities (generally, securities that have remaining maturities of 397 calendar days or less), to maintain a maximum dollar-weighted average maturity of 60 days or less, and to meet requirements as to portfolio diversification and liquidity.

Principal Investment Risks

An investment in the Fund is not a deposit in a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

In addition, the Fund is subject to the following risks:

•	Risks of Investing Principally in Money Market Instruments:

•

Interest Rate Risk — The risk that interest rates will rise, causing the value of the Portfolio’s investments to fall. Also, the risk that as interest rates decline, the amount of income the Portfolio receives on its new investments generally will decline.

•

Credit Risk — The risk that an issuer, guarantor or liquidity provider of an instrument will be unable, or will be perceived to be unable, to make scheduled interest or principal payments, and that the value of the instrument will fall as a result.

•

Liquidity Risk — The risk that the Portfolio may not be able to sell some or all of its securities at desired prices, or may be unable to sell the securities at all, because of a lack of demand in the market for such securities, or a liquidity provider defaults on its obligation to purchase the securities when properly tendered by the Portfolio.

•	Master/Feeder Structure Risk: The Fund’s performance may be adversely affected as a result of large cash inflows to or outflows from the Portfolio and any related disruption to the Portfolio’s investment program.

•

Stable Share Price Risk:    If the market value of one or more of the Portfolio’s investments changes substantially during the period, the Fund may not be able to maintain a stable share price of $1.00. This risk typically is higher during periods of rapidly changing interest rates or when issuer credit quality generally is falling, and is made worse when the Portfolio experiences significant redemption requests.

•

Low Short-Term Interest Rate Risk:    At the date of this Prospectus, short-term interest rates are at historically low levels, and so the Fund’s yield is very low. It is possible that the Portfolio will generate an insufficient amount of income to pay its expenses, and that it and/or the Fund will not be able to pay a daily dividend and may have a negative yield (i.e., it may lose money on an operating basis). It is possible that the Portfolio will maintain a substantial portion of its assets in cash, on which it would earn little, if any, income.

•

Repurchase Agreement Risk:    In a repurchase agreement, the Portfolio purchases a security from a seller at one price and simultaneously agrees to sell it back to the original seller at an agreed-upon price. If the Portfolio’s counterparty is unable to honor its commitments, the Portfolio may be unable to recover its purchase price and may be prevented or delayed from realizing on the security to make up any losses.

•

Market Risk:    Recent instability in the financial markets has led the U.S. Government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. The withdrawal of this support could negatively affect the value and liquidity of certain securities or of markets generally. In addition, legislation recently enacted in the U.S. calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be fully known for some time.

•	Money Market Fund Regulatory Risk: It is possible that the U.S. Securities and Exchange

19

Commission (“SEC”) or another agency will adopt regulations that change in very important respects the operation of money market funds. Any such regulatory changes could impact important characteristics of the Fund, including liquidity of an investment in the Fund or the Fund’s ability to maintain a stable net asset value per share.

Performance

The bar chart and table below provide some indication of the risks of investing in the Treasury Plus Fund by illustrating the variability of the Fund’s returns during the years since inception. The Fund’s past performance does not necessarily indicate how the Fund will perform in the future. Current performance information for the Fund is available toll free by calling (877) 521-4083 or by visiting our website at www.ssga.com/cash.

State Street Institutional Treasury Plus Money Market Fund

Total Return for the Calendar Years

Ended December 31

Returns would have been lower if operating expenses had not been reduced. During the period shown in the bar chart, the highest return for a quarter was 0.62% (quarter ended 03/31/08) and the lowest return for a quarter was 0.00% (quarter ended 9/30/13).

Average Annual Total Returns

For the Periods Ended December 31, 2013

	1-Year	5-Year	Since the Inception Date of the Fund
State Street Institutional Treasury Plus Money Market Fund	0.00%	0.03%	0.39%

To obtain the Fund’s current yield, please call (877) 521-4083.

Investment Adviser

SSgA FM serves as the investment adviser to the Fund.

Purchase and Sale of Fund Shares

For important information about purchase and sale of Fund shares, please turn to “Other Information” on page 21 of the prospectus.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

For important information about financial intermediary compensation, please turn to “Other Information” on page 21 of the prospectus.

20

Other Information

Purchase and Sale of Fund Shares

   Purchase Minimums

To establish an account	$25,000,000
To add to an existing account	No minimum

You may redeem Fund shares on any day the Fund is open for business.

You may redeem Fund shares by written request or wire transfer. Written requests should be sent to:

By Mail: State Street Institutional Trust Funds P.O. Box 8048 Boston, MA 02205-8048
By Overnight: State Street Institutional Trust Funds 30 Dan Road Canton, MA 02021-2809

By Telephone:

For wire transfer instructions, please call (866) 392-0869 between 8 a.m. and 5 p.m. Eastern time. Redemptions by telephone are permitted only if you previously have been authorized for these transactions.

If you wish to purchase or redeem Fund shares through a broker, bank or other financial intermediary, please contact that financial intermediary directly. Your financial intermediary may have different or additional requirements for opening an account and/or for the processing of purchase and redemption orders, or may be closed at times when the Fund is open.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

21

ADDITIONAL INFORMATION ABOUT INVESTMENT OBJECTIVES, PRINCIPAL STRATEGIES AND RISKS OF INVESTING IN THE FUNDS AND PORTFOLIOS

Investment Objectives

The investment objective of each of the ILR Fund, the U.S. Government Fund, the Treasury Fund and the Treasury Plus Fund, as stated in each Fund’s Fund Summary, may be changed without shareholder approval. The Investment objective of the Tax Free Fund, as stated in the Fund’s Fund Summary, is fundamental and may not be changed without shareholder approval.

ILR FUND

Principal Investment Strategies

The ILR Fund invests substantially all of its investable assets in the Money Market Portfolio.

The Money Market Portfolio follows a disciplined investment process in which the Adviser bases its decisions on the relative attractiveness of different money market instruments. In the Adviser’s opinion, the attractiveness of an instrument may vary depending on the general level of interest rates, as well as imbalances of supply and demand in the market. The Portfolio invests in accordance with regulatory requirements applicable to money market funds, which require, among other things, the Portfolio to invest only in short-term, high quality debt obligations (generally, securities that have remaining maturities of 397 calendar days or less and either have been rated in one of the two highest short-term rating categories or are considered by the Portfolio to be of comparable quality), to maintain a maximum dollar-weighted average maturity of 60 days or less, and to meet requirements as to portfolio diversification and liquidity.

The Portfolio attempts to meet its investment objective by investing in a broad range of money market instruments. These may include among other things: U.S. government securities, including U.S. Treasury bills, notes and bonds and other securities issued or guaranteed as to principal and/or interest, as applicable, by the U.S. government or its agencies or instrumentalities; certificates of deposits and time deposits of U.S. and foreign banks (including ECDs, ETDs and YCDs (as defined below)); commercial paper and other high quality obligations of U.S. or foreign companies; asset-backed securities, including asset-backed commercial paper; mortgage-related securities;

and repurchase agreements. These instruments may bear fixed, variable or floating rates of interest or may be zero-coupon securities. The Portfolio also may invest in shares of other money market funds, including funds advised by the Adviser. Under normal market conditions, the Portfolio intends to invest more than 25% of its total assets in bank obligations. A substantial portion of the Portfolio may be invested in securities that are issued or traded pursuant to exemptions from registration under the federal securities laws. European Certificates of Deposit (“ECDs”) are U.S. dollar-denominated certificates of deposit issued by a bank outside of the United States. European Time Deposits (“ETDs”) are U.S. dollar-denominated deposits in foreign branches of U.S. banks and foreign banks. Yankee Certificates of Deposit (“YCDs”) are U.S. dollar-denominated certificates of deposit issued by U.S. branches of foreign banks. These instruments have different risks than those associated with the obligations of U.S. banks operating in the United States.

TAX FREE FUND

Principal Investment Strategies

The Tax Free Fund invests substantially all of its investable assets in the Tax Free Portfolio.

The Tax Free Portfolio has a fundamental policy of investing at least 80% of its net assets (plus borrowings, if any) in federal tax-exempt, high quality, short-term municipal securities of all types. The Portfolio generally invests all of its assets in instruments exempt from ordinary federal income tax. The Portfolio may invest up to 20% of its net assets in federally taxable money market instruments (including those subject to the Federal alternative minimum tax), including securities issued by or guaranteed as to principal and/or interest, as applicable, by the U.S. government or its agencies and instrumentalities, as well as certificates of deposit, commercial paper and repurchase agreements. The Portfolio may buy or sell securities on a when-issued or forward commitment basis.

The Portfolio follows a disciplined investment process that attempts to provide stability of principal, liquidity and current income through all market conditions, by investing in high quality money market instruments. Among other things, the Adviser conducts its own credit analyses of potential investments and portfolio holdings, and relies substantially on a dedicated short-term credit research team. The Portfolio invests in accordance with regulatory requirements

22

applicable to money market funds, which require, among other things, the Portfolio to invest only in short-term, high quality debt obligations (generally, securities that have remaining maturities of 397 calendar days or less and either have been rated in one of the two highest short-term rating categories or are considered by the

Portfolio to be of comparable quality), to maintain a maximum dollarweighted average maturity of 60 days or less, and to meet requirements as to portfolio diversification and liquidity. All securities held by the Portfolio are U.S. dollar-denominated, and they may have fixed, variable or floating interest rates, or may be zero-coupon securities.

The Portfolio attempts to meet its investment objective by investing in, among other things:

•	Municipal securities, including:

•	General obligation bonds and notes;

•	Revenue bonds and notes;

•	Commercial paper and other privately issued securities;

•	Tender option bonds;

•	Private activity bonds;

•	Industrial development bonds;

•	Municipal lease contracts; and

•	Securities of other investment companies with similar investment guidelines.

U.S. GOVERNMENT FUND

Principal Investment Strategies

The U.S. Government Fund invests substantially all of its investable assets in the U.S. Government Portfolio.

The U.S. Government Portfolio invests only in obligations issued or guaranteed as to principal and/or interest, as applicable, by the U.S. government or its agencies and instrumentalities, as well as repurchase agreements secured by such instruments.

The Portfolio follows a disciplined investment process that attempts to provide stability of principal, liquidity and current income, by investing in U.S. government securities. Among other things, the Adviser conducts its own credit analyses of potential investments and portfolio holdings, and relies substantially on a dedicated short-term credit research team. The Portfolio invests in accordance with regulatory requirements applicable to money market funds. Regulations require, among other things, a money market fund to invest only in short-term, high quality debt obligations (generally, securities that have remaining maturities of 397 calendar days or less and either have been rated in one of the two highest short-term rating categories or are considered by the Portfolio to be of comparable quality), to maintain a maximum dollar-weighted average maturity of 60 days or less, and to meet requirements as to portfolio diversification and liquidity. All securities held by the Portfolio are U.S. dollar-denominated, and they may have fixed, variable or floating interest rates.

The Portfolio attempts to meet its investment objective by investing in:

•

Obligations issued or guaranteed as to principal and/or interest, as applicable, by the U.S. government or its agencies and instrumentalities, such as U.S. Treasury securities and securities issued by GNMA, which are backed by the full faith and credit of the United States;

•

Obligations issued or guaranteed by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and U.S. government-sponsored entities such as the Federal Home Loan Bank, which are not backed by the full faith and credit of the United States; and

•	Repurchase agreements with respect to U.S. government securities

TREASURY FUND

Principal Investment Strategies

The Treasury Fund invests substantially all of its investable assets in the Treasury Portfolio.

The Treasury Portfolio attempts to meet its investment objective by investing only in U.S. Treasury bills, notes and bonds (which are direct obligations of the U.S. government). The Portfolio invests in accordance with regulatory requirements applicable to money market funds, which require, among other things, the Portfolio to invest only in short-term securities (generally, securities that have remaining maturities of 397 calendar days or less), to maintain a maximum dollar weighted average maturity of 60 days or less, and to meet requirements as to portfolio diversification and liquidity.

23

TREASURY PLUS FUND

Principal Investment Strategies

The Treasury Plus Fund invests substantially all of its investable assets in the Treasury Plus Portfolio.

The Treasury Plus Portfolio attempts to meet its investment objective by investing only in U.S. Treasury bills, notes and bonds (which are direct obligations of the U.S. government) and repurchase agreements collateralized by these obligations.

The Portfolio invests in accordance with regulatory requirements applicable to money market funds, which require, among other things, the Portfolio to invest only in short-term securities (generally, securities that have remaining maturities of 397 calendar days or less), to maintain a maximum dollar-weighted average maturity of 60 days or less, and to meet requirements as to portfolio diversification and liquidity.

Additional Information About Risks

Risk information is applicable to all Funds unless otherwise noted.

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Money Market Risk.    An investment in the Funds is not a deposit of any bank and is not insured or guaranteed by the FDIC or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, there can be no assurance that they will do so, and it is possible to lose money by investing in the Funds.

•

Interest Rate Risk.    The values of debt instruments usually rise and fall in response to changes in interest rates. Declining interest rates generally result in increases in the values of existing debt instruments, and rising interest rates generally result in declines in the values of existing debt instruments. Interest rate risk is generally greater for investments with longer durations or maturities. Some investments give the issuer the option to call or redeem an investment before its maturity date. If an issuer calls or redeems an investment during a time of declining interest rates, a Portfolio might have to reinvest the proceeds in an investment offering a lower yield and therefore might not benefit from any increase in value as a result of declining interest rates. Adjustable rate instruments also generally increase or decrease in value in response to changes in interest rates, although generally to a lesser degree than fixed-income securities (depending, however, on the characteristics of the reset terms, including the index chosen, frequency of reset, and reset caps or floors, among other factors). When interest rates decline, the income received by a Portfolio may decline, and such Portfolio’s yield may also decline. Short-term interest rates have been at historically low levels for an extended period due in substantial part to governmental intervention. Any changes in governmental policy could cause interest rates to increase and could have a substantial and immediate effect on the values of a Fund’s investments.

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Credit Risk    Credit risk is the risk that an issuer, guarantor or liquidity provider of a fixed-income security held by a Portfolio may be unable or unwilling, or may be perceived (whether by market participants, ratings agencies, pricing services or otherwise) as unable or unwilling, to make timely principal and/or interest payments, or to otherwise honor its obligations. It includes the risk that one or more of the securities will be downgraded by a credit rating agency; generally, lower credit quality issuers have higher credit risks. An actual or perceived loss in creditworthiness of an issuer of a fixed-income security held by a Portfolio may result in a decrease in the value of the security. Credit risk also includes the risk that an issuer or guarantor of a security, or a bank or other financial institution that has entered into a repurchase agreement with a Portfolio, may default on its payment or repurchase obligation, as the case may be.

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Liquidity Risk.    Liquidity risk exists when particular investments cannot be disposed of quickly in the normal course of business. The ability of a Portfolio to dispose of such securities at advantageous prices may be greatly limited, and a Portfolio may have to continue to hold such securities during periods when the Adviser would otherwise have sold them. Some securities held by a Portfolio may be restricted as to resale, and there is often no ready market for such securities. In addition, a Portfolio, by itself or together with other accounts managed by the Adviser, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Portfolio to dispose of the position at an

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advantageous time or price. Market values for illiquid securities may not be readily available, and there can be no assurance that any fair value assigned to an illiquid security at any time will accurately reflect the price a Portfolio might receive upon the sale of that security. It is possible that, during periods of extreme market volatility or unusually high and unanticipated levels of redemptions, a Portfolio may be forced to sell large amounts of securities more quickly than it normally would in the ordinary course of business. In such a case, the sale proceeds received by a Portfolio may be substantially less than if the Portfolio had been able to sell the securities in more-orderly transactions, and the sale price may be substantially lower than the price previously used by the Portfolio to value its securities.

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Stable Share Price Risk:    If the market value of one or more of a Portfolio’s investments changes substantially, the Fund investing in such Portfolio may not be able to maintain a stable share price of $1.00. This risk typically is higher during periods of rapidly changing interest rates or when issuer credit quality generally is falling, and is made worse when a Portfolio experiences significant redemption requests.

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Master/Feeder Structure Risk.    Unlike traditional mutual funds that invest directly in securities, each of the Funds pursues its objective by investing substantially all of its assets in a Portfolio with substantially the same investment objectives, policies and restrictions. The ability of a Fund to meet its investment objective is directly related to the ability of the corresponding Portfolio to meet its objective. The ability of a Fund to meet its objective may be adversely affected by the purchase and redemption activities of other investors in the corresponding Portfolio and any related disruption to such Portfolio’s investment program. The ability of a Fund to meet redemption requests depends on its ability to redeem its interest in the corresponding Portfolio. The Adviser also serves as investment adviser to the corresponding Portfolio. Therefore, conflicts may arise as the Adviser fulfills its fiduciary responsibilities to a Fund and its corresponding Portfolio. For example, the Adviser may have an economic incentive to maintain a Fund’s investment in the corresponding Portfolio at a time when it might otherwise not choose to do so.

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Low Short-Term Interest Rate Risk:    At the date of this Prospectus, short-term interest rates are at historically low levels, and so each Fund’s yield is very low. It is possible that a Portfolio will generate an insufficient amount of income to pay its expenses, and that it and/or a Fund will not be able to pay a daily dividend and may have a negative yield (i.e., it may lose money on an operating basis). It is possible that a Portfolio will maintain a substantial portion of its assets in cash, on which it would earn little, if any, income.

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Market Risk.    The values of the securities in which a Portfolio invests may go up or down in response to the prospects of individual issuers and/or general economic conditions. Price changes may be temporary or may last for extended periods. Recent instability in the financial markets has led the U.S. Government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state, and other governments, their regulatory agencies, or self regulatory organizations may take actions that affect the regulation of the instruments in which the Portfolios invest, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Funds and Portfolios themselves are regulated. Such legislation or regulation could limit or preclude a Fund’s or Portfolio’s ability to achieve its investment objective. Furthermore, volatile financial markets can expose the Portfolios to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Portfolios.

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Money Market Fund Regulatory Risk:    It is possible that the U.S. Securities and Exchange Commission (“SEC”) or another agency will adopt regulations that change in very important respects the operation of money market funds. Any such regulatory changes could impact important characteristics of the Fund, including liquidity of an investment in the Fund or the Fund’s ability to maintain a stable net asset value per share.

•	Repurchase Agreement Risk (ILR Fund, Tax Free Fund, U.S. Government Fund and Treasury

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Plus Fund only).    In a repurchase agreement, a Portfolio purchases a security from a seller at one price and simultaneously agrees to sell it back to the original seller at an agreed-upon price. Repurchase agreements may be viewed as loans made by the Portfolio which are collateralized by the securities subject to repurchase. A Portfolio’s investment return on such transactions will depend on the counterparties’ willingness and ability to perform their obligations under the repurchase agreements. If a Portfolio’s counterparty should default on its obligations and the Portfolio is delayed or prevented from recovering the collateral, or if the value of the collateral is insufficient, the Portfolio may realize a loss.

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U.S. Government Sponsored Enterprises Risk (ILR Fund and U.S. Government Fund only).    U.S. Government securities include a variety of securities (including U.S. Treasury bills, notes, and bonds) that differ in their interest rates, maturities, and dates of issue. While securities issued or guaranteed by the U.S. Treasury and some agencies or instrumentalities of the U.S. Government (such as the Government National Mortgage Association) are supported by the full faith and credit of the United States, securities issued or guaranteed by certain other agencies or instrumentalities of the U.S. Government (such as Federal Home Loan Banks) are supported by the right of the issuer to borrow from the U.S. Government, and securities issued or guaranteed by certain other agencies and instrumentalities of the U.S. Government (such as Fannie Mae and Freddie Mac) are supported only by the credit of the issuer itself. Investments in these securities are also subject to interest rate risk and prepayment risk, and the risk that the value of the securities will fluctuate in response to political, market, or economic developments.

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Variable and Floating Rate Securities (ILR Fund, Tax Free Fund and U.S. Government Fund only).    In addition to traditional fixed-rate securities, a Portfolio may invest in debt securities with variable or floating interest rates or dividend payments. Variable or floating rate securities bear rates of interest that are adjusted periodically according to formulae intended to reflect market rates of interest. Variable or floating rate securities allow a Portfolio to participate in increases in interest rates through upward adjustments of the coupon rates on such securities. However, during periods of increasing interest rates, changes in the coupon rates may lag the change in market rates or may have limits on the maximum increase in coupon rates. Alternatively, during periods of declining interest rates, the coupon rates on such securities readjust downward resulting in a lower yield.

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Mortgage-Related and Other Asset-Backed Securities Risk (ILR Fund and U.S. Government Fund only).    Mortgage-related securities represent a participation in, or are secured by, mortgage loans. Asset-backed securities are typically structured like mortgage-related securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales or installment loan contracts, leases on various types of real and personal property, and receivables from credit card agreements. During periods of falling interest rates, mortgage-related and other asset-backed securities, which typically provide the issuer with the right to prepay the security prior to maturity, may be prepaid, which may result in a Portfolio having to reinvest the proceeds in other investments at lower interest rates. During periods of rising interest rates, the average life of mortgage-related and asset-backed securities may extend because of slower-than expected principal payments. This may lock in a below market interest rate, increase the security’s duration and volatility, and reduce the value of the security. As a result, mortgage-related and other asset-backed securities may have less potential for capital appreciation during periods of declining interest rates than other securities of comparable maturities, although they may have a similar risk of decline in market values during periods of rising interest rates. Prepayment rates are difficult to predict and the potential impact of prepayments on the value of a mortgage-related or an asset-backed security depends on the terms of the instrument and can result in significant volatility. The price of a mortgage-related or asset-backed security also depends on the credit quality and adequacy of the underlying assets or collateral, if any. Defaults on the underlying assets, if any, may impair the value of an asset-backed or a mortgage-related security. For some asset-backed securities in which a Portfolio invests, such as those backed by credit card receivables, the underlying cash flows may not be supported by a security interest in a related

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asset. Moreover, the values of mortgage-related and other asset-backed securities may be substantially dependent on the servicing of the underlying asset pools, and are therefore subject to risks associated with the negligence or malfeasance by their servicers and to the credit risk of their servicers. In certain situations, the mishandling of related documentation may also affect the rights of securities holders in and to the underlying collateral, if any. Furthermore, there may be legal and practical limitations on the enforceability of any security interest granted with respect to underlying assets, or the value of the underlying assets, if any, may be insufficient if the issuer defaults.

In a “forward roll” transaction, a Portfolio will sell a mortgage-related security to a bank or other permitted entity and simultaneously agree to purchase a similar security from the institution at a later date at an agreed-upon price. The mortgage securities that are purchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories than those sold. Risks of mortgage-related security rolls include: the risk of prepayment prior to maturity and the risk that the market value of the securities sold by the Portfolio may decline below the price at which the Portfolio is obligated to purchase the securities. Forward roll transactions may have the effect of creating investment leverage in the Portfolio.

•	Prepayment Risk and Extension Risk (ILR Fund and U.S. Government Fund only). Prepayment risk and extension risk apply primarily to mortgage-related and other asset-backed securities.

Prepayment risk is the risk that principal on loan obligations underlying a security may be repaid prior to the stated maturity date. If the Portfolio has purchased a security at a premium, any repayment that is faster than expected reduces the market value of the security and the anticipated yield-to-maturity. Repayment of loans underlying certain securities tends to accelerate during periods of declining interest rates.

Extension risk is the risk that an issuer will exercise its right to repay principal on an obligation held by the Portfolio later than expected. This may happen when there is a rise in interest rates, which could extend the duration of obligations held by the Portfolio and make the values of such obligations more sensitive to changes in interest rates.

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Banking Industry Risk (ILR Fund only).    If the Portfolio concentrates its investments in bank obligations, adverse developments in the banking industry may have a greater effect on the Portfolio than on a mutual fund that invests more broadly. Banks may be particularly sensitive to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal and monetary policy and general economic cycles. Recent instability in the financial markets has heavily influenced the obligations of certain banking institutions, resulting in some cases in extreme price volatility and a lack of liquidity.

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Foreign Securities Risk (ILR Fund only).    The Portfolio may invest in U.S. dollar-denominated obligations issued by non-U.S. issuers. While such instruments may be denominated in U.S. dollars, this does not eliminate the risk inherent in investing in the securities of foreign issuers. Dollar-denominated instruments issued by entities located in foreign countries could lose value as a result of political, financial and economic events in foreign countries. Issuers of these instruments are not necessarily subject to the same regulatory requirements that apply to U.S. banks and corporations, although the information available for dollar-denominated instruments may be subject to the accounting, auditing and financial reporting standards of the U.S. domestic market or exchange on which they are traded, which standards may be more uniform and more exacting than those to which many foreign issuers are subject. Foreign banks, including those issuing instruments such as ECDs, ETDs and YCDs, or their domestic or foreign branches, may be subject to less rigorous regulation than U.S. banks operating in the United States, and may not be required to meet financial, capital, and other requirements applicable to U.S. banks. Foreign laws and accounting standards typically are not as strict as they are in the U.S. so there may be fewer restrictions on loan limitations, less frequent examinations and less stringent requirements regarding reserve accounting, auditing, recordkeeping and public reporting requirements.

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Section 4(2) Commercial Paper and Rule 144A Securities Risk (ILR Fund only).    The Portfolio may invest in commercial paper issued in reliance on the private placement exemption from registration afforded by Section 4(2) of the Securities Act of 1933, as amended (the “1933 Act”). This commercial paper is commonly called “Section 4(2) paper.” The Portfolio may also invest in securities that may be offered and sold only to “qualified institutional buyers” under Rule 144A of the 1933 Act (“Rule 144A securities”).

Section 4(2) paper is sold to institutional investors who must agree to purchase the paper for investment and not with a view to public distribution. Any resale by the purchaser must be in a transaction exempt from the registration requirements of the 1933 Act. Section 4(2) paper normally is resold to other institutional investors like the Portfolio through or with the assistance of the issuer or investment dealers that make a market in Section 4(2) paper. As a result it suffers from liquidity risk, the risk that the securities may be difficult to value because of the absence of an active market and the risk that it may be sold only after considerable expense and delay, if at all. Rule 144A securities generally must be sold only to other qualified institutional buyers.

Section 4(2) paper and Rule 144A securities will not be considered illiquid for purposes of a Portfolio’s limitation on illiquid securities if the Adviser (pursuant to guidelines adopted by the Board) determines that a liquid trading market exists for the securities in question. There can be no assurance that a liquid trading market will exist at any time for any particular Section 4(2) paper or Rule 144A securities. The Statement of Additional Information (“SAI”) addresses the Fund’s and Portfolio’s limitation on illiquid securities.

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Municipal Securities Risk (Tax Free Fund only).    Municipal securities may be issued to obtain funds to be used for various public purposes, including general purpose financing for state and local governments, refunding outstanding obligations, and financings for specific projects or public facilities. General obligations are backed by the full faith and credit of the issuer. These securities include, for example, tax anticipation notes, bond anticipation notes and general obligation bonds. Revenue obligations are generally backed by the revenues generated from a specific project or facility and include industrial development bonds and private activity bonds. Private activity and industrial development bonds are dependent on the ability of the facility’s user to meet its financial obligations and the value of any real or personal property pledged as security for such payment. Private activity and industrial development bonds, although issued by industrial development authorities, may be backed only by the assets of the non-governmental user. Municipal notes are short-term instruments which are issued and sold in anticipation of a bond sale, collection of taxes or receipt of other revenues.

Some municipal securities are insured by private insurance companies, while others may be supported by letters of credit furnished by domestic or foreign banks. In determining the credit quality of insured or letter of credit-backed securities, the Adviser reviews the financial condition and creditworthiness of such parties including insurance companies, banks and corporations.

Unlike most other bonds, however, municipal bonds pay interest that is exempt from federal income taxes and, in some cases, also from state and local taxes. Municipal bonds, and municipal bond funds, can therefore be advantageous to investors in higher tax brackets. However, because the interest is tax-exempt, municipal bond yields typically are lower than yields on taxable bonds and bond funds with comparable maturity ranges.

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Tax Exempt Commercial Paper (Tax Free Fund only). Tax exempt commercial paper is a short-term obligation with a stated maturity of 365 days or less. It is typically issued to finance seasonal working capital needs or as short-term financing in anticipation of longer term financing. Tax exempt commercial paper may be a general obligation that is backed by the full faith and credit of the issuer or it may be a revenue obligation that is backed by the revenues generated from a specific project or facility. Each instrument may be backed only by the credit of the issuer or may be backed by some form of credit enhancement, typically in the form of a guarantee by a commercial bank.

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ADDITIONAL INFORMATION ABOUT THE FUNDS’ AND PORTFOLIOS’ NON-PRINCIPAL INVESTMENT STRATEGIES AND RISKS

The investments described below reflect the Funds’ and Portfolios’ current practices. In addition to the principal risks described above, other risks are described in some of the descriptions of the investments below:

Investment in other Investment Companies (ILR Fund and Tax Free Fund only).    A Portfolio may invest in other money market funds that are registered as investment companies under the Investment Company Act of 1940, as amended (the “1940 Act”), including mutual funds and exchange-traded funds that are sponsored or advised by the Adviser or its affiliates, to the extent permitted by applicable law or SEC exemptive relief. If a Portfolio invests in other money market funds, shareholders of the Fund will bear not only their proportionate share of the expenses described in this Prospectus, but also, indirectly, the expenses, including, for example, advisory and administrative fees, of the money market funds in which the Portfolio invests. Shareholders would also be exposed to the risks associated not only with the investments of the Portfolio (indirectly through the Fund’s investment in the Portfolio) but also to the portfolio investments of the money market funds in which the Portfolio invests.

Temporary Defensive Positions.    From time to time, a Portfolio may take temporary defensive positions in attempting to respond to adverse market, economic or other conditions. Temporary defensive positions may be taken, for example, to preserve capital or if a Portfolio is unable to acquire the types of securities in which it normally invests. Temporary defensive positions may include, but are not limited to, investment in U.S. government securities, repurchase agreements collateralized by such securities, the maintenance of uninvested cash, or investment in cash equivalents. A Portfolio’s holdings in temporary defensive positions may be inconsistent with the Portfolio’s principal investment strategy, and, as a result, the Portfolio may not achieve its investment objective.

PORTFOLIO HOLDINGS DISCLOSURE

The Funds’ portfolio holdings disclosure policy is described in the SAI.

MANAGEMENT AND ORGANIZATION

The Funds and the Portfolios.    Each Fund is a separate, diversified series of the State Street Institutional Investment Trust (the “Trust”), which is an open-end management investment company organized as a business trust under the laws of The Commonwealth of Massachusetts.

Each Fund invests as part of a “master-feeder” structure. Each Fund currently seeks to achieve its investment objective by investing substantially all of its investable assets in a corresponding Portfolio, a separate mutual fund, that has substantially identical investment objective, investment policies, and risks as the Fund. All discussions about a Fund’s investment objective, policies and risks should be understood to refer also to the investment objectives, policies and risks of the corresponding Portfolio.

A Fund can withdraw its investment in a Portfolio if, at any time, the Fund’s Board of Trustees determines that it would be in the best interests of the Fund’s shareholders, or if the investment objectives of the corresponding Portfolio changed so that they were inconsistent with the objectives of the Fund. If a Fund withdraws its investment from a Portfolio, the Fund may invest all of its assets in another mutual fund that has the same investment objective as the Fund, the Adviser may directly manage the Fund’s assets, or the Board may take such other action it deems appropriate and in the best interests of shareholders of the Fund, which may include liquidation of the Fund.

The Adviser.    State Street Global Advisors (“SSgA”) is the investment management arm of State Street Corporation, a publicly held bank holding company. SSgA is one of the world’s largest institutional money managers, and uses quantitative and traditional techniques to manage approximately $2.34 trillion in assets as of December 31, 2013. SSgA FM, a wholly-owned subsidiary of State Street Corporation is the investment adviser to the Funds and the Portfolios, and is registered with the SEC under the Investment Advisers Act of 1940, as amended. SSgA FM had approximately $334.95 billion in assets under management as of December 31, 2013. Each Fund has entered into an investment advisory agreement with the Adviser pursuant to which the Adviser will manage the Fund’s assets directly, for compensation paid at an annual rate of 0.05% of the Fund’s average daily net assets, in the event that the Fund were to cease investing substantially all of its assets in its

29

corresponding Portfolio or another investment company with essentially the same investment objectives and policies as the Fund. The Adviser does not receive any management fees from a Fund under that agreement so long as the Fund continues to invest substantially all of its assets in the corresponding Portfolio or in another investment company with essentially the same investment objectives and policies as the Fund. The Adviser places all orders for purchases and sales of the portfolios’ investments. For the year ended December 31, 2013, the effective management fee paid, reflecting certain fee waivers and expense reimbursements of the Adviser, was 0.05% for Money Market Portfolio, 0.00% for Tax Free Money Market Portfolio, 0.03% for U.S. Government Portfolio, 0.00% for Treasury Portfolio and 0.00% for Treasury Plus Portfolio.

In addition to any contractual expense limitation for a Fund which is described in the Fund Summaries, the Adviser also may voluntarily reduce all or a portion of its fees and/or reimburse expenses for a Fund to the extent necessary to avoid negative yield which may vary from time to time and from Fund to Fund in the Adviser’s sole discretion. Under an agreement with the Adviser relating to the Voluntary Reduction, the Funds have agreed to reimburse the Adviser for the full dollar amount of any Voluntary Reduction beginning on October 1, 2012, subject to certain limitations. A Fund will not be obligated to reimburse the Adviser: more than three years after the end of the fiscal year for the Fund in which the Adviser provided a Voluntary Reduction; in respect of any business day for which the net annualized one-day yield is less than 0.00%; to the extent that the amount of the reimbursement to the Adviser on any day exceeds fifty percent of the yield (net of all expenses, exclusive of the reimbursement) of the Fund on that day; to the extent that the amount of such reimbursement would cause the Fund’s net yield to fall below the Fund’s minimum net yield as determined by the Advisor in its sole discretion; or in respect of any fee waivers and/or expense reimbursements that are necessary to maintain a Fund’s contractual total expense limit which is effective at the time of such fee waivers and/or expense reimbursements. A reimbursement to the Adviser would increase fund expenses and negatively impact a Fund’s future yield. There is no guarantee that the Voluntary Reduction will be in effect at any given time or that a Fund will be able to avoid a negative yield. Reimbursement payments by a Fund to the Adviser in connection with the Voluntary Reduction are considered “extraordinary expenses” and are not subject to any contractual expense limitation agreement in effect for the Fund at the time of such payment. The Adviser may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from a Fund, without limitation.

A summary of the factors considered by the Board of Trustees in connection with the renewals of the investment advisory agreements for the Funds is available in the Funds’ annual report to shareholders dated December 31, 2013.

The Adviser’s principal address is State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111.

The Administrator, Sub-Administrator and Custodian.    The Adviser serves as administrator of each Fund. The amount of the fee paid to the Adviser for administrative services varies by share class. Each Fund pays the Adviser an administrative fee at the annual rate of 0.05% in respect of its Institutional Class shares. State Street Bank and Trust Company (“State Street”), a subsidiary of State Street Corporation, serves as the sub-administrator for the Funds for a fee that is paid by the Adviser. State Street also serves as custodian of the Funds for a separate fee that is paid by each Fund.

The Transfer Agent and Dividend Disbursing Agent.    Boston Financial Data Services, Inc. is the transfer agent and dividend disbursing agent.

The Distributor.    State Street Global Markets, LLC serves as the Funds’ distributor (the “Distributor” or “SSGM”) pursuant to the Distribution Agreement between the Distributor and the Trust.

SHAREHOLDER INFORMATION

Determination of Net Asset Value.    The Tax Free Fund determines its NAV per share once each business day at 12:00 p.m. Eastern Time (“ET”) or the close of the New York Stock Exchange (the “NYSE”), whichever is earlier. The Treasury Fund determines its NAV per share once each business day at 2:30 p.m. ET or the close of the NYSE, whichever is earlier. Each of the other Funds determines its NAV per share once each business day at 5:00 p.m. ET except for days when the NYSE closes earlier than its regular closing time, in which event those Funds will determine their NAVs at the earlier closing time (the time when a Fund determines its NAV per share is referred to herein as the “Valuation Time”). Pricing does not occur on NYSE holidays.

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A business day is one on which the NYSE is open for regular trading. The Federal Reserve is closed on certain holidays on which the NYSE is open. These holidays are Columbus Day and Veterans Day. On these holidays, you will not be able to purchase shares by wiring Federal Funds because Federal Funds wiring does not occur on days when the Federal Reserve is closed. The Funds reserve the right to accept orders to purchase or redeem shares, or to continue to accept such orders following the close of the NYSE, on any day that is not a business day or any day on which the NYSE closes early, provided the Federal Reserve remains open. The Funds also may establish special hours on those days to determine each Fund’s NAV. In the event that the Funds invoke the right to accept orders to purchase or redeem shares on any day that is not a business day or adopt special hours of operation, the Funds will post advance notice of these events at www.ssga.com/cash.

Each of the Funds seeks to maintain a $1.00 per share NAV and, accordingly, uses the amortized cost valuation method, in compliance with Rule 2a-7’s risk limiting conditions, to value its portfolio instruments. The amortized cost valuation method initially prices an instrument at its cost and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument.

If you hold shares of a Fund through a broker-dealer or other financial intermediary, your intermediary may offer additional services and account features that are not described in this Prospectus. Please contact your intermediary directly for an explanation of these services.

Purchasing Shares.    Investors pay no sales load to invest in the Institutional Class of the Funds. The price for Fund shares is the NAV per share. Orders will be priced at the NAV next calculated after the order is accepted by the Funds.

Purchase orders in good form (a purchase request is in good form if it meets the requirements implemented from time to time by the Funds’ transfer agent or a Fund, and for new accounts includes submission of a completed and signed application and all documentation necessary to open an account) on a business day will, if payment is received the same day by Fed Wire before the close of the Federal Reserve, if accepted, receive that day’s NAV and will earn dividends declared on the date of the purchase. All purchases that are made by check will begin earning dividends the following business day after the day the order is accepted. (If you purchase shares by check, your order will not be in good form until the Fund’s transfer agent receives federal funds for the check.) All purchase orders are subject to acceptance by the Funds. The Funds intend to be as fully invested as is practicable; therefore, investments must be made in Federal Funds (i.e., monies credited to the account of the Funds’ custodian bank by a Federal Reserve Bank).

The minimum initial investment in Institutional Class shares of the Funds is $25 million. Holdings of related customer accounts may be aggregated for purposes of determining the minimum investment amount. “Related customer accounts” include accounts held by the same investment or retirement plan, financial institution, broker, dealer or intermediary. The Funds and the Adviser reserve the right to increase or decrease the minimum amount required to open or maintain an account. There is no minimum subsequent investment, except in relation to maintaining certain minimum account balances (See “Redeeming Shares” below). The Funds require prior notification of subsequent investments in excess of: $5,000,000 for the Tax Free Fund; $10,000,000 for the Treasury Fund; and $50,000,000 for the ILR Fund, U.S. Government Fund, and Treasury Plus Fund.

The Funds reserve the right to cease accepting investments at any time or to reject any investment order. In addition, the ILR Fund, U.S. Government Fund and the Treasury Plus Fund may limit the amount of a purchase order received after 3:00 p.m. ET. The Treasury Fund may limit the amount of a purchase order received after 12:00 p.m. (noon) ET.

How to Purchase Shares

By Mail:

An initial investment in the Funds must be preceded or accompanied by a completed, signed Institutional Account Application Form, sent to:

State Street Institutional Trust Funds

P.O. Box 8048

Boston, MA 02205-8048

By Overnight: State Street Institutional Trust Funds 30 Dan Road Canton, MA 02021-2809

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By Telephone/Fax:

An initial investment in the Funds must be preceded or accompanied by a completed, signed Institutional Account Application Form, faxed to (816) 218-0400. Call the Fund at (866) 392-0869 between the hours of 8:00 a.m. ET and 5:00 p.m. ET to:

➢     confirm receipt of the faxed Institutional Account Application Form (initial purchases only),

➢     request your new account number (initial purchases only),

➢     confirm the amount being wired and wiring bank, and

➢     receive a confirmation number for your purchase order (your trade is not effective until you have received a confirmation number from the Fund).

For your initial investment, send the original, signed Institutional Account Application Form to the address above.

Wire Instructions:

Instruct your bank to transfer money by Federal Funds wire to:

State Street Bank and

Trust Company

1 Iron Street

Boston, MA 02110

ABA# 011000028

DDA# 9905-801-8

State Street Institutional Investment Trust

Fund name

Institutional Class

Account Number

Account Registration

On Columbus Day and Veterans Day, you will not be able to purchase shares by wiring Federal Funds because the Federal Funds wiring does not occur on those days. Payment for Fund shares must be in Federal Funds (or converted to Federal Funds by the Transfer Agent) by the close of the Federal Reserve.

You will not be able to redeem shares from the account until the original Application has been received. The Funds and the Funds’ agents are not responsible for transfer errors by the sending or receiving bank and will not be liable for any loss incurred due to a wire transfer not having been received.

In accordance with certain federal regulations, the Trust is required to obtain, verify and record information that identifies each entity that applies to open an account. For this reason, when you open (or change ownership of) an account, the Trust will request certain information, including your name, residential/business address, date of birth (for individuals) and taxpayer identification number or other government identification number and other information that will allow us to identify you which will be used to verify your identity. The Trust may also request to review other identification documents such as driver license, passport or documents showing the existence of the business entity. If you do not provide sufficient information to verify your identity, the Trust will not open an account for you. As required by law, the Trust may employ various procedures, such as comparing your information to fraud databases or requesting additional information and documentation from you, to ensure that the information supplied by you is correct. The Trust reserves the right to reject any purchase for any reason, including failure to provide the Trust with information necessary to confirm your identity as required by law.

Redeeming Shares.    An investor may redeem all or any portion of its investment at the NAV next determined after it submits a redemption request, in proper form, to the Funds. Redemption orders are processed at the NAV next determined after a Fund receives a redemption order in good form. If a Fund receives a redemption order prior to its Valuation Time on a business day, the Fund may send payment for redeemed shares on that day. No dividends will be paid on shares that are redeemed and wired the same day. Each Fund, other than the ILR Fund, reserves the right to pay for redeemed shares within seven days after receiving a redemption order if, in the judgment of the Adviser, an earlier payment could adversely affect the Fund. For the ILR Fund, shares are redeemed, and payment for redeemed shares sent, no later than the next business day.

The right of any investor to receive payment with respect to any redemption may be suspended or the payment of the redemption proceeds postponed during any period in which the NYSE is closed (other than weekends or holidays) or trading on the NYSE is restricted or, to the extent otherwise permitted by the 1940 Act, if an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund fairly to determine the value of its net assets. In addition, the SEC may by order permit suspension of redemptions for the protection of shareholders of the Funds. Although each Fund attempts to maintain its NAV at $1.00 per share, there can be no assurance that it will be successful, and there can be no assurance that a shareholder will receive $1.00 per share upon any redemption.

A request for a partial redemption by an investor whose account balance is below the minimum amount or a request for partial redemption by an investor that would bring the account below the minimum amount may be treated as a request for a complete redemption of the account. These minimums may be different for investments made through certain financial intermediaries as determined by their policies and may be waived in the Adviser’s discretion. The Funds reserve the right to modify minimum account requirements at any time with or without prior notice. The Funds also

32

reserve the right to involuntarily redeem an investor’s account if the investor’s account balance falls below the applicable minimum amount due to transaction activity.

How to Redeem Shares

By Mail

Send a signed letter to:

  State Street Institutional Investment Trust Funds

  P.O. Box 8048

  Boston, MA 02205-8048

The letter should include information necessary to process your request as described below. The Fund may require a medallion guarantee in certain circumstances. See “Medallion Guarantees” below.

By Overnight	State Street Institutional Investment Trust Funds 30 Dan Road Canton, MA 02021-2809
By Telephone	Please Call (866) 392-0869 between the hours of 8:00 a.m. and 5 p.m. ET.

The Funds will need the following information to process your redemption request:

➢     name(s) of account owners;

➢     account number(s);

➢     the name of the Fund;

➢     your daytime telephone number; and

➢     the dollar amount or number of shares being redeemed.

On any day that the Funds calculate NAV earlier than normal, the Funds reserve the right to adjust the times noted above for purchasing and redeeming shares.

Medallion Guarantees.    Certain redemption requests must include a medallion guarantee for each registered account owner if any of the following apply:

➢	Your account address has changed within the last 10 business days.

➢	Redemption proceeds are being transferred to an account with a different registration.

➢	A wire is being sent to a financial institution other than the one that has been established on your Fund account.

➢	Other unusual situations as determined by the Funds’ transfer agent.

All redemption requests regarding shares of the Funds placed after 4:00 p.m. ET (2:00 p.m. ET for the Treasury Fund) may only be placed by telephone or pre-established other means such as a transmission. The Funds reserve the right to postpone payments for redemption requests received after 4:00 p.m. ET (2:00 p.m. ET for the Treasury Fund) until the next business day. The Funds reserve the right to waive medallion guarantee requirements, require a medallion guarantee under other circumstances or reject or delay redemption if the medallion guarantee is not in good form. Medallion guarantees may be provided by an eligible financial institution such as a commercial bank, a FINRA member firm such as a stock broker, a savings association or a national securities exchange. A notary public cannot provide a medallion guarantee. The Funds reserve the right to reject a medallion guarantee if it is not provided by a STAMP Medallion guarantor.

About Telephone Transactions.    Telephone transactions are extremely convenient but are not free from risk. Neither the Funds nor the Funds’ agents will be responsible for any losses resulting from unauthorized telephone transactions if reasonable security procedures are followed. In addition, you are responsible for: (i) verifying the accuracy of all data and information transmitted by telephone, (ii) verifying the accuracy of your account statements immediately upon receipt, and (iii) promptly notifying the Funds of any errors or inaccuracies including, without limitation, any errors or inaccuracies relating to shareholder data or information transmitted by telephone. During periods of heavy market activity or other times, it may be difficult to reach the Funds by telephone. If you are unable to reach us by telephone, consider sending written instructions.

The Funds may terminate the receipt of redemption orders by telephone at any time, in which case you may redeem shares by other means.

If you choose to purchase or redeem shares by sending instructions by regular mail, they will not be deemed received in good order until they are released by the post office and redelivered to the Transfer Agent’s physical location at 30 Dan Road in Canton, MA 02021. There will be a time lag, which may be one or more days, between regular mail receipt at the Boston post office box and redelivery to such physical location in Canton, and a Fund’s net asset value may change over those days. You might consider using express rather than regular mail if you believe time of receipt of your transaction request to be sensitive.

Excessive Trading.    Because the Funds are money market funds, the Funds’ Board of Trustees has not adopted policies and procedures with respect to frequent

33

purchases and redemptions of Fund shares by Fund shareholders. Nonetheless, the Funds may take any reasonable action that they deem necessary or appropriate to prevent excessive trading in Fund shares without providing prior notification to the account holder. Such action may include rejecting any purchase, in whole or part, including, without limitation, by a person whose trading activity in Fund shares may be deemed harmful to the Fund. While the Funds attempt to discourage such excessive trading, there can be no guarantee that they will be able to identify investors who are engaging in excessive trading or limit their trading practices. Additionally, frequent trades of small amounts may not be detected. The Funds recognize that they may not always be able to detect or prevent excessive trading or other activity that may disadvantage the Funds or their shareholders.

PAYMENTS TO FINANCIAL INTERMEDIARIES

Financial intermediaries are firms that, for compensation, sell shares of mutual funds, including the Fund, and/or provide certain administrative and account maintenance services to mutual fund shareholders. Financial intermediaries may include, among others, brokers, financial planners or advisors, banks, and insurance companies.

In some cases, a financial intermediary may hold its clients’ Fund shares in nominee or street name. Shareholder services provided by a financial intermediary may (though they will not necessarily) include, among other things: processing and mailing trade confirmations, periodic statements, prospectuses, annual reports, semiannual reports, shareholder notices, and other SEC-required communications; capturing and processing tax data; issuing and mailing dividend checks to shareholders who have selected cash distributions; preparing record date shareholder lists for proxy solicitations; collecting and posting distributions to shareholder accounts; and establishing and maintaining systematic withdrawals and automated investment plans and shareholder account registrations.

The compensation paid by SSGM or its affiliates to a financial intermediary is typically paid continually over time, during the period when the intermediary’s clients hold investments in the Fund. The amount of continuing compensation paid by SSGM or its affiliates to different financial intermediaries for distribution and/or shareholder services varies. The compensation is typically a percentage of the value of the financial intermediary’s clients’ investments in the Fund or a per account fee. The variation in compensation may, but will not necessarily, reflect enhanced or additional services provided by the intermediary.

SSGM and its affiliates (including SSgA FM), at their own expense and out of their own assets, may also provide compensation to financial intermediaries in connection with sales of the Fund’s shares or the servicing of shareholders or shareholder accounts. Such compensation may include, but is not limited to, financial assistance to financial intermediaries in connection with conferences, sales, or training programs for their employees; seminars for the public; advertising or sales campaigns; or other financial intermediary-sponsored special events. In some instances, this compensation may be made available only to certain financial intermediaries whose representatives have sold or are expected to sell significant amounts of shares. Dealers may not use sales of the Fund’s shares to qualify for this compensation to the extent prohibited by the laws or rules of any state or any self-regulatory agency, such as FINRA.

If payments to financial intermediaries by the distributor or adviser for a particular mutual fund complex exceed payments by other mutual fund complexes, your financial advisor and the financial intermediary employing him or her may have an incentive to recommend that fund complex over others. Please speak with your financial advisor to learn more about the total amounts paid to your financial advisor and his or her firm by SSGM and its affiliates and by sponsors of other mutual funds he or she may recommend to you. You should also consult disclosures made by your financial intermediary at the time of purchase.

DIVIDENDS, DISTRIBUTIONS AND TAX CONSIDERATIONS

The Funds intend to declare dividends on shares from net investment income daily and pay them as of the last business day of each month. Distributions from capital gains, if any, will be made annually in December.

The following discussion is a summary of some important U.S. federal tax considerations generally applicable to investments in the Funds. Your investment in the Funds may have other tax implications. Please consult your tax advisor about foreign, federal, state, local or other tax laws applicable to you. Investors, including non-U.S. investors, should consult the SAI tax section for more complete disclosure.

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Each Fund has elected to be treated as a regulated investment company and intends each year to qualify and to be eligible to be treated as such. A regulated investment company is generally not subject to tax at the corporate level on income and gains that are distributed to shareholders. However, a Fund’s failure to qualify as a regulated investment company would result in corporate level taxation, and consequently, a reduction in income available for distribution to shareholders.

For federal income tax purposes, distributions of investment income (other than “exempt-interest dividends” described below) are generally taxable to you as ordinary income. Taxes on distributions of capital gains generally are determined by how long the applicable Portfolio owned the investments that generated them, rather than how long you have owned your Fund shares. The Funds generally do not expect to make distributions that are eligible for taxation as long-term capital gains.

Distributions from the Tax Free Fund properly reported as “exempt-interest dividends” are not generally subject to federal income tax, including the federal alternative minimum tax for individuals, but may be included in “adjusted current earnings” for purposes of the federal alternative minimum tax for corporate shareholders and may be subject to state and local taxes. If you receive Social Security or railroad retirement benefits, you should consult your tax advisor to determine what effect, if any, an investment in the Tax Free Fund may have on the federal taxation of your benefits. Distributions of the Tax Free Fund’s income other than exempt-interest dividends generally will be taxable as ordinary income, and distributions of the Tax Free Fund’s net long-term and short-term capital gains (if any) generally will be taxable to you as long-term or short-term capital gain, as applicable, including in respect of gains generated from the sale or other disposition of tax-exempt municipal obligations. The Tax Free Portfolio may also invest a portion of its assets in securities that generate income (that will be allocated to and distributed by the Fund) that will be subject to both federal and state taxes.

Distributions (other than distributions of exempt-interest dividends) are taxable whether you receive them in cash or reinvest them in additional shares. Any gains resulting from the redemption of Fund shares will generally be taxable to you as either short-term or long-term capital gain, depending upon how long you have held your shares in the Fund.

A 3.8% Medicare contribution tax is imposed on the “net investment income” of individuals, estates and trusts whose income exceeds certain threshold amounts. Net investment income generally includes for this purpose dividends paid by a Fund, including any capital gain dividends, and net capital gains recognized on the redemption of shares of a Fund.

If you are not a citizen or permanent resident of the United States, each Fund’s ordinary income dividends, but not its exempt-interest dividends, will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies or unless such income is effectively connected with a U.S. trade or business. For distributions with respect to taxable years of the Funds beginning before January 1, 2014, a Fund was able, under certain circumstances, to report in a written notice to shareholders all or a portion of a dividend as an “interest-related dividend” or a “short-term capital gain dividend” that if received by a nonresident alien or foreign entity generally was exempt from the 30% U.S. withholding tax, provided that certain other requirements are met. These exemptions have expired for distributions with respect to taxable years of a Fund beginning on or after January 1, 2014. Therefore, as of the date of this Prospectus, the Funds (or intermediaries, as applicable) are currently required to withhold on distributions to non-resident aliens or foreign entities attributable to net interest or short-term capital gains that were formerly eligible for this withholding exemption. It is currently unclear whether Congress will extend this exemption for distributions with respect to taxable years of the Funds beginning on or after January 1, 2014, or what the terms of such an extension would be, including whether such extension would have retroactive effect.

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FINANCIAL HIGHLIGHTS

The Financial Highlights table is intended to help you understand the financial performance of the ILR Fund, the Tax Free Fund, the U.S. Government Fund, the Treasury Fund, and the Treasury Plus Fund, for the past five years. Certain information reflects financial results for a single Institutional Class share of each Fund. The total return in the table represents the rate that an investor would have earned (or lost) on an investment in Institutional Class shares of each Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, whose report, along with each listed Fund’s financial statements, is included in the Funds’ annual report, which is available upon request. The financial information included in this table should be read in conjunction with the financial statements incorporated by reference in the SAI.

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State Street Institutional Investment Trust

Financial Highlights — Selected data for a share of beneficial interest outstanding throughout each period is presented below(a):

Period Ended December 31,	Net Asset Value Beginning of Period	Net Investment Income/(Loss)		Gain (Loss) on Investments		Total from Investment Operations		Distributions from Net Investment Income		Distributions from Capital Gains		Total Distributions
Liquid Reserves Fund
Institutional Class
2013	$1.0000	$0.0010		$0.0000	(d)	$0.0010		$(0.0010)		$(0.0000	)(d)	$(0.0010)
2012	$1.0000	$0.0020		$0.0000	(d)	$0.0020		$(0.0020)		$(0.0000	)(d)	$(0.0020)
2011	$1.0000	$0.0015		$0.0000	(d)	$0.0015		$(0.0015)		$–		$(0.0015)
2010	$1.0000	$0.0019		$0.0000	(d)	$0.0019		$(0.0019)		$–		$(0.0019)
2009	$1.0000	$0.0049		$0.0000	(d)	$0.0049		$(0.0049)		$–		$(0.0049)
Tax Free Money Market Fund
Institutional Class
2013	$1.0000	$0.0000	(d)	$–		$0.0000	(d)	$–		$–		$–
2012	$1.0000	$0.0000	(d)	$–		$0.0000	(d)	$(0.0000	)(d)	$–		$(0.0000	)(d)
2011	$1.0000	$0.0002		$(0.0000	)(d)	$0.0002		$(0.0002)		$–		$(0.0002)
2010	$1.0000	$0.0007		$0.0003		$0.0010		$(0.0008)		$(0.0002)		$(0.0010)
2009	$1.0000	$0.0043		$0.0000	(d)	$0.0043		$(0.0043)		$–		$(0.0043)
U.S. Government Money Market Fund
Institutional Class
2013	$1.0000	$0.0001		$–		$0.0001		$(0.0001)		$–		$(0.0001)
2012	$1.0000	$0.0003		$0.0000	(d)	$0.0003		$(0.0003)		$–		$(0.0003)
2011	$1.0000	$0.0002		$(0.0000	)(d)	$0.0002		$(0.0002)		$–		$(0.0002)
2010	$1.0000	$0.0007		$0.0000	(d)	$0.0007		$(0.0007)		$–		$(0.0007)
2009	$1.0000	$0.0025		$0.0001		$0.0026		$(0.0026)		$–		$(0.0026)

(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of its corresponding Portfolio.

(b)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total returns for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.

(c)	This expense waiver is reflected in both the net operating expense and the net investment income ratios shown above. Without these waivers, net investment income would have been lower.

(d)	Amount is less than $0.00005 per share.

(e)	Amount is less than 0.005%.

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Period Ended December 31,	Net Asset Value End of Period	Ratios to Average Net Assets/Supplemental Data(a)								Net Assets End of Period (000s omitted)
		Total Return(b)		Gross Expenses	Net Expenses	Net Investment Income		Expense Waiver(c)
Liquid Reserves Fund
Institutional Class
2013	$1.0000	0.10%		0.12%	0.12%	0.10%		–		$29,850,029
2012	$1.0000	0.20%		0.12%	0.12%	0.20%		–		$24,408,802
2011	$1.0000	0.15%		0.12%	0.12%	0.15%		–		$19,597,264
2010	$1.0000	0.19%		0.12%	0.12%	0.20%		0.00	%(e)	$25,211,488
2009	$1.0000	0.49%		0.14%	0.14%	0.43%		0.00	%(e)	$14,508,409
Tax Free Money Market Fund
Institutional Class
2013	$1.0000	0.00	%(e)	0.20%	0.07%	0.00%		0.13%		$119,159
2012	$1.0000	0.00	%(e)	0.20%	0.12%	0.00	%(e)	0.08%		$140,255
2011	$1.0000	0.02%		0.19%	0.12%	0.02%		0.07%		$87,135
2010	$1.0000	0.10%		0.17%	0.17%	0.07%		0.00	%(e)	$114,404
2009	$1.0000	0.43%		0.19%	0.19%	0.33%		–		$99,976
U.S. Government Money Market Fund
Institutional Class
2013	$1.0000	0.01%		0.12%	0.09%	0.01%		0.03%		$7,189,250
2012	$1.0000	0.03%		0.13%	0.12%	0.03%		0.01%		$7,114,213
2011	$1.0000	0.02%		0.12%	0.10%	0.02%		0.02%		$5,139,795
2010	$1.0000	0.07%		0.13%	0.12%	0.07%		0.01%		$4,430,327
2009	$1.0000	0.26%		0.13%	0.12%	0.21%		0.01%		$2,879,208

39

State Street Institutional Investment Trust

Financial Highlights — Selected data for a share of beneficial interest outstanding throughout each period is presented below(a):

Year Ended December 31,	Net Asset Value Beginning of Year	Net Investment Income/(Loss)		Gain (Loss) on Investments		Total from Investment Operations		Distributions from Net Investment Income		Distributions from Capital Gains		Total Distributions
Treasury Money Market Fund
Institutional Class
2013	$1.0000	$0.0000	(d)	$0.0000	(d)	$0.0000	(d)	$(0.0000	)(d)	$(0.0000	)(d)	$(0.0000	)(d)
2012	$1.0000	$0.0000	(d)	$0.0000	(d)	$0.0000	(d)	$–		$(0.0000	)(d)	$(0.0000	)(d)
2011	$1.0000	$0.0001		$0.0000	(d)	$0.0001		$(0.0001)		$–		$(0.0001)
2010	$1.0000	$0.0002		$(0.0001)		$0.0001		$(0.0001)		$–		$(0.0001)
2009	$1.0000	$0.0003		$0.0001		$0.0004		$(0.0004)		$(0.0000	)(d)	$(0.0004)
Treasury Plus Money Market Fund
Institutional Class
2013	$1.0000	$(0.0001)		$0.0001		$0.0000	(d)	$(0.0000	)(d)	$(0.0000	)(d)	$(0.0000	)(d)
2012	$1.0000	$0.0002		$0.0000	(d)	$0.0002		$(0.0002)		$–		$(0.0002)
2011	$1.0000	$0.0001		$0.0000	(d)	$0.0001		$(0.0001)		$–		$(0.0001)
2010	$1.0000	$0.0004		$(0.0000	)(d)	$0.0004		$(0.0004)		$–		$(0.0004)
2009	$1.0000	$0.0004		$0.0002		$0.0006		$(0.0006)		$(0.0000	)(d)	$(0.0006)

(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of its corresponding Portfolio.

(b)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total returns for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.

(c)	This expense waiver is reflected in both the net operating expense and the net investment income ratios shown above. Without these waivers, net investment income would have been lower.

(d)	Amount is less than $0.00005 per share.

(e)	Amount is less than 0.005%.

40

Year Ended December 31,	Net Asset Value End of Year	Ratios to Average Net Assets/Supplemental Data(a)							Net Assets End of Year (000s omitted)
		Total Return(b)		Gross Expenses	Net Expenses	Net Investment Income		Expense Waiver(c)
Treasury Money Market Fund
Institutional Class
2013	$1.0000	0.00	%(e)	0.12%	0.07%	0.00	%(e)	0.05%	$11,949,583
2012	$1.0000	0.00	%(e)	0.12%	0.08%	0.00	%(e)	0.04%	$10,151,078
2011	$1.0000	0.01%		0.13%	0.03%	0.00	%(e)	0.10%	$9,426,334
2010	$1.0000	0.01%		0.13%	0.11%	0.01%		0.02%	$2,790,267
2009	$1.0000	0.04%		0.13%	0.11%	0.03%		0.02%	$1,581,525
Treasury Plus Money Market Fund
Institutional Class
2013	$1.0000	0.00	%(e)	0.13%	0.08%	0.00	%(e)	0.05%	$2,679,596
2012	$1.0000	0.02%		0.14%	0.11%	0.02%		0.03%	$2,203,141
2011	$1.0000	0.01%		0.14%	0.06%	0.01%		0.08%	$1,220,159
2010	$1.0000	0.04%		0.15%	0.11%	0.04%		0.04%	$811,144
2009	$1.0000	0.06%		0.15%	0.13%	0.04%		0.02%	$654,543

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For more information about the Funds:

The Funds’ SAI includes additional information about the Funds and is incorporated by reference into this document. Additional information about the Funds’ investments is available in the Funds’ annual and semiannual reports to shareholders.

The SAI and the Funds’ annual and semi-annual reports are available, without charge, upon request. Shareholders in the Funds may make inquiries to the Funds to receive such information by calling State Street Global Markets, LLC at (877) 521-4083 or by writing to the Funds, c/o State Street Global Markets, LLC, State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111-2900. The Funds’ website address is http://www.ssga.com/cash.

Information about the Funds (including the SAI) can be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the Funds are available free of charge on the EDGAR Database on the Commission’s Internet site at http://www.sec.gov. Copies of this information also may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission’s Public Reference Section, Washington, D.C. 20549-1520.

SSgA Funds Management, Inc.

STATE STREET FINANCIAL CENTER

ONE LINCOLN STREET

BOSTON, MASSACHUSETTS 02111

SSITINSTPRO

The State Street Institutional Investment Trust’s Investment Company Act File Number is 811-09819.

State Street Institutional Investment Trust

STATE STREET INSTITUTIONAL LIQUID RESERVES FUND (SSVXX)

STATE STREET INSTITUTIONAL TAX FREE MONEY MARKET FUND (TFVXX)

STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND (GVVXX)

STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND (TRVXX)

STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND (TPVXX)

INVESTMENT CLASS

Prospectus Dated April 30, 2014

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN ANY OF THE FUNDS OFFERED BY THIS PROSPECTUS IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUNDS.

EACH FUND OFFERS MULTIPLE CLASSES OF SHARES.    THIS PROSPECTUS COVERS ONLY THE INVESTMENT CLASS.

2

STATE STREET INSTITUTIONAL LIQUID RESERVES FUND

Investment Objective

The investment objective of State Street Institutional Liquid Reserves Fund (the “ILR Fund” or sometimes referred to in context as the “Fund”) is to seek to maximize current income, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value (“NAV”) by investing in U.S. dollar-denominated money market securities.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy and hold shares of the ILR Fund. The expenses shown in the table and the Example reflect the expenses of the Fund and the Fund’s proportionate share of the expenses of the State Street Money Market Portfolio (the “Money Market Portfolio” or sometimes referred to in context as the “Portfolio”).

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)(1)

Management Fee	0.05%
Distribution (12b-1) Fees	0.10%
Other Expenses	0.07%
Service Fee	0.25%

Total Annual Fund Operating Expenses(2)	0.47%

(1)	Amounts reflect the total expenses of the Money Market Portfolio and the Fund.

(2)

The Fund’s investment adviser, SSgA Funds Management, Inc. (the “Adviser” or “SSgA FM”), may voluntarily reduce all or a portion of its fees and/or reimburse expenses of the Fund to the extent necessary to avoid negative yield (the “Voluntary Reduction”), or a yield below a specified level, which may vary from time to time in the Adviser’s sole discretion. The Fund has agreed, subject to certain limitations, to reimburse the Adviser for the full dollar amount of any Voluntary Reduction incurred after October 1, 2012. As of December 31, 2013, the Adviser had waived fees and/or reimbursed expenses in the aggregate amount of $2,467,355 since October 1, 2012, none of which is potentially recoverable under the Voluntary

Reduction. The Adviser may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the Fund, without limitation. Any future reimbursement by the Fund of the Voluntary Reduction would increase the Fund’s expenses and reduce the Fund’s yield. There is no guarantee that the Voluntary Reduction will be in effect at any given time or that the Fund will be able to avoid a negative yield.

Example

This Example is intended to help you compare the cost of investing in the ILR Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$48	$151	$263	$591

Principal Investment Strategies

The ILR Fund invests substantially all of its investable assets in the Money Market Portfolio.

The Money Market Portfolio follows a disciplined investment process in which the Portfolio’s investment adviser, SSgA Funds Management, Inc. (the “Adviser” or “SSgA FM”), bases its decisions on the relative attractiveness of different money market instruments. In the Adviser’s opinion, the attractiveness of an instrument may vary depending on the general level of interest rates, as well as imbalances of supply and demand in the market. The Portfolio invests in accordance with regulatory requirements applicable to money market funds, which require, among other things, the Portfolio to invest only in short-term, high quality debt obligations (generally, securities that have remaining maturities of 397 calendar days or less and either have been rated in one of the two highest short-term rating categories or are considered by the Portfolio to be of comparable quality), to maintain a maximum dollar-weighted average maturity of 60 days or less, and to meet requirements as to portfolio diversification and liquidity.

3

The Portfolio attempts to meet its investment objective by investing in a broad range of money market instruments. These may include among other things: U.S. government securities, including U.S. Treasury bills, notes and bonds and other securities issued or guaranteed as to principal and/or interest, as applicable, by the U.S. government or its agencies or instrumentalities; certificates of deposits and time deposits of U.S. and foreign banks; commercial paper and other high quality obligations of U.S. or foreign companies; asset-backed securities, including asset-backed commercial paper; mortgage-related securities; and repurchase agreements. These instruments may bear fixed, variable or floating rates of interest or may be zero-coupon securities. The Portfolio also may invest in shares of other money market funds, including funds advised by the Adviser. Under normal market conditions, the Portfolio intends to invest more than 25% of its total assets in bank obligations. A substantial portion of the Portfolio may be invested in securities that are issued or traded pursuant to exemptions from registration under the federal securities laws.

Principal Investment Risks

An investment in the Fund is not a deposit in a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

In addition, the Fund is subject to the following risks:

•	Risks of Investing Principally in Money Market Instruments:

•

Interest Rate Risk — The risk that interest rates will rise, causing the value of the Portfolio’s investments to fall. Also, the risk that as interest rates decline, the amount of income the Portfolio receives on its new investments generally will decline.

•

Credit Risk — The risk that an issuer, guarantor or liquidity provider of an instrument will be unable, or will be perceived to be unable, to make scheduled interest or principal payments, and that the value of the instrument will fall as a result.

•	Liquidity Risk — The risk that the Portfolio may not be able to sell some or all of its securities at desired prices, or may be unable to sell the securities at all, because of a lack of demand in the market for such securities, or a liquidity provider defaults on its obligation to purchase the securities when properly tendered by the Portfolio.

•

Prepayment Risk and Extension Risk — Applicable primarily to mortgage-related and other asset-backed securities, the risks that loan obligations may be repaid faster or slower than expected, causing the Portfolio to invest repayment proceeds in, or continue to hold, lower yielding securities, as the case may be.

•

Stable Share Price Risk:    If the market value of one or more of the Portfolio’s investments changes substantially, the Fund may not be able to maintain a stable share price of $1.00. This risk typically is higher during periods of rapidly changing interest rates or when issuer credit quality generally is falling, and is made worse when the Portfolio experiences significant redemption requests.

•

Master/Feeder Structure Risk:    The Fund’s performance may be adversely affected as a result of large cash inflows to or outflows from the Portfolio and any related disruption to the Portfolio’s investment program.

•

Low Short-Term Interest Rate Risk:    At the date of this Prospectus, short-term interest rates are at historically low levels, and so the Fund’s yield is very low. It is possible that the Portfolio will generate an insufficient amount of income to pay its expenses, and that it and/or the Fund will not be able to pay a daily dividend and may have a negative yield (i.e., it may lose money on an operating basis). It is possible that the Portfolio will maintain a substantial portion of its assets in cash, on which it would earn little, if any, income.

•

Banking Industry Risk:    To the extent the Portfolio concentrates its investments in bank obligations, financial, economic, business, and other developments in the banking industry will have a greater effect on the Portfolio than if it had not concentrated its assets in the banking industry. Adverse changes in the banking industry may include, among other things, banks experiencing substantial losses on loans, increases in non-performing assets and charge-offs and declines in total deposits.

4

•

Repurchase Agreement Risk:    In a repurchase agreement, the Portfolio purchases a security from a seller at one price and simultaneously agrees to sell it back to the original seller at an agreed-upon price. If the Portfolio’s counterparty is unable to honor its commitments, the Portfolio may be unable to recover its purchase price and may be prevented or delayed from realizing on the security to make up any losses.

•

Mortgage-Related and Other Asset-Backed Securities Risk:    Defaults, or perceived increases in the risk of defaults, on the loans underlying mortgage-related or asset-backed securities may impair the values of the securities. These securities also present a higher degree of prepayment risk (when repayment of principal occurs before scheduled maturity) and extension risk (when rates of repayment of principal are slower than expected) than do other types of fixed income securities. The enforceability of security interests that support these securities may, in some cases, be subject to limitations.

•

Foreign Securities Risk:    The Portfolio may invest in U.S. dollar denominated instruments issued by foreign governments, corporations and financial institutions. Foreign securities are subject to political, economic, and regulatory risks not present in domestic investments. Returns on investments in securities issued by foreign issuers could be more volatile than securities issued by U.S. issuers. Foreign investments may be affected by, among other things, changes in currency exchange rates; currency controls; different accounting, auditing, financial reporting, and legal standards and practices applicable in foreign countries; tax withholding; and higher transaction costs. Foreign banks, or their domestic or foreign branches, may be subject to less rigorous regulation than U.S. banks operating in the United States, and may not be required to meet financial, capital, and other requirements applicable to U.S. banks. Foreign laws and accounting standards typically are not as strict as they are in the U.S. so there may be fewer restrictions on loan limitations, less frequent examinations and less stringent requirements regarding reserve accounting, auditing, recordkeeping and public reporting requirements.

•	U.S. Government Sponsored Enterprises Risk: Securities of certain U.S. government agencies and instrumentalities are not supported by the full faith and credit of the U.S. Government, and to the extent the Portfolio owns such securities, it must look to the agency or instrumentality issuing or guaranteeing the securities for repayment.

•

Variable and Floating Rate Securities Risk:    The Portfolio may purchase variable and floating rate securities, whose interest rates change based on changes in market interest rates. As a result, the interest paid on such securities will tend to fall as market interest rates fall generally, and the interest rates on such securities may not rise as rapidly as general market rates.

•

Market Risk:    The values of the securities in which the Portfolio invests may go up or down in response to the prospects of individual issuers and/or general economic conditions. Price changes may be temporary or may last for extended periods. Recent instability in the financial markets has led the U.S. Government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. The withdrawal of this support could negatively affect the value and liquidity of certain securities or of markets generally. In addition, legislation recently enacted in the U.S. calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be fully known for some time.

•

Money Market Fund Regulatory Risk:    It is possible that the U.S. Securities and Exchange Commission (“SEC”) or another agency will adopt regulations that change in very important respects the operation of money market funds. Any such regulatory changes could impact important characteristics of the Fund, including liquidity of an investment in the Fund or the Fund’s ability to maintain a stable net asset value per share.

Performance

The bar chart and table below provide some indication of the risks of investing in the ILR Fund by illustrating the variability of the Fund’s returns during the years since inception. The Fund’s past performance

5

does not necessarily indicate how the Fund will perform in the future. Additionally, the performance information prior to October 15, 2007 (inception date of the Fund’s Investment Class) is that of the Fund when it was a single class (“original share class”), and matches the performance of the Institutional Class. The Fund’s original share class had lower expenses and typically higher returns than the Investment Class. The primary difference in expenses is the lower distribution (12b-1) fee and absence of shareholder servicing plan and associated fees. The Fund’s original share class commenced operations on August 12, 2004. Current performance information for the Fund is available toll free by calling (877) 521-4083 or by visiting our website at www.ssga.com/cash.

State Street Institutional Liquid Reserves Fund Total Return for the Calendar Years Ended December 31

Returns would have been lower if operating expenses had not been reduced. During the period shown in the bar chart, the highest return for a quarter was 1.33% (quarter ended 12/31/06) and the lowest return for a quarter was 0.00% (quarter ended 9/30/13).

Average Annual Total Returns

For the Periods Ended December 31, 2013

	1-Year	5-Year	Since the Inception Date of the Fund
State Street Institutional Liquid Reserves Fund	0.00%	0.04%	1.91%

To obtain the Fund’s current yield, please call
(877) 521-4083.

Investment Adviser

SSgA FM serves as the investment adviser to the Fund.

Purchase and Sale of Fund Shares

For important information about purchase and sale of Fund shares, please turn to “Other Information” on page 21 of the prospectus.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

For important information about financial intermediary compensation, please turn to “Other Information” on page 21 of the prospectus.

6

STATE STREET INSTITUTIONAL TAX FREE MONEY MARKET FUND

Investment Objective

The investment objective of State Street Institutional Tax Free Money Market Fund (the “Tax Free Fund” or sometimes referred to in context as the “Fund”) is to seek to maximize current income, exempt from federal income taxes, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value (“NAV”).

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Tax Free Fund. The expenses shown in the table and the Example reflect the expenses of the Fund and the Fund’s proportionate share of the expenses of State Street Tax Free Money Market Portfolio (the “Tax Free Portfolio” or sometimes referred to in context as the “Portfolio”).

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)(1)

Management Fee	0.05%
Distribution (12b-1) Fees	0.10%
Other Expenses	0.15%
Service Fee	0.25%

Total Annual Fund Operating Expenses(2)	0.55%

(1)	Amounts reflect the total expenses of the Tax Free Portfolio and the Fund.

(2)

The Fund’s investment adviser, SSgA Funds Management, Inc. (the “Adviser” or “SSgA FM”), may voluntarily reduce all or a portion of its fees and/or reimburse expenses of the Fund to the extent necessary to avoid negative yield (the “Voluntary Reduction”), or a yield below a specified level, which may vary from time to time in the Adviser’s sole discretion. The Fund has agreed, subject to certain limitations, to reimburse the Adviser for the full dollar amount of any Voluntary Reduction incurred after October 1, 2012. As of December 31, 2013, the Adviser had waived fees and/or reimbursed expenses in the aggregate amount of $1,326,701 since October 1, 2012, of which $344,450 is potentially recoverable under the

Voluntary Reduction. The Adviser may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the Fund, without limitation. Any future reimbursement by the Fund of the Voluntary Reduction would increase the Fund’s expenses and reduce the Fund’s yield. There is no guarantee that the Voluntary Reduction will be in effect at any given time or that the Fund will be able to avoid a negative yield.

Example

This Example is intended to help you compare the cost of investing in the Tax Free Fund with the costs of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions yours costs would be:

1 Year	3 Years	5 Years	10 Years
$56	$176	$307	$689

Principal Investment Strategies

The Tax Free Fund invests substantially all of its investable assets in the Tax Free Portfolio.

The Tax Free Portfolio has a fundamental policy of investing at least 80% of its net assets (plus borrowings, if any) in federal tax-exempt, high quality, short-term municipal securities of all types. However, the Portfolio generally invests substantially all of its assets in instruments exempt from ordinary federal income tax. The Portfolio may invest up to 20% of its net assets in federally taxable money market instruments (including those subject to the Federal alternative minimum tax), including securities issued by or guaranteed as to principal and/or interest, as applicable, by the U.S. government or its agencies and instrumentalities, as well as certificates of deposit, commercial paper and repurchase agreements. The Portfolio may buy or sell securities on a when-issued or forward commitment basis.

The Portfolio follows a disciplined investment process that attempts to provide stability of principal, liquidity and current income through all market conditions, by investing in high quality money market instruments. Among other things, the Portfolio’s

7

investment adviser, SSgA Funds Management, Inc. (the “Adviser” or “SSgA FM”), conducts its own credit analyses of potential investments and portfolio holdings, and relies substantially on a dedicated short-term credit research team. The Portfolio invests in accordance with regulatory requirements applicable to money market funds, which require, among other things, the Portfolio to invest only in short-term, high quality debt obligations (generally, securities that have remaining maturities of 397 calendar days or less and either have been rated in one of the two highest short-term rating categories or are considered by the Portfolio to be of comparable quality), to maintain a maximum dollar-weighted average maturity of 60 days or less, and to meet requirements as to portfolio diversification and liquidity. All securities held by the Portfolio are U.S. dollar-denominated, and they may have fixed, variable or floating interest rates, or may be zero-coupon securities.

The Portfolio attempts to meet its investment objective by investing in, among other things:

•	Securities issued by states, municipalities and their political subdivisions and agencies and certain territories and possessions of the U.S. (“municipal securities”), including:

•	General obligation bonds and notes;

•	Revenue bonds and notes;

•	Commercial paper and other privately issued securities;

•	Tender option bonds;

•	Private activity bonds;

•	Industrial development bonds;

•	Municipal lease contracts; and

•	Securities of other investment companies with similar investment guidelines.

Principal Investment Risks

An investment in the Fund is not a deposit in a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

In addition, the Fund is subject to the following risks:

•	Risks of Investing Principally in Money Market Instruments:

•

Interest Rate Risk — The risk that interest rates will rise, causing the value of the Portfolio’s investments to fall. Also, the risk that as interest rates decline, the amount of income the Portfolio receives on its new investments generally will decline.

•

Credit Risk — The risk that an issuer, guarantor or liquidity provider of an instrument will be unable, or will be perceived to be unable, to make scheduled interest or principal payments, and that the value of the instrument will fall as a result.

•

Liquidity Risk — The risk that the Portfolio may not be able to sell some or all of its securities at desired prices, or may be unable to sell the securities at all, because of a lack of demand in the market for such securities, or a liquidity provider defaults on its obligation to purchase the securities when properly tendered by the Portfolio.

•

Master/Feeder Structure Risk:    The Fund’s performance may be adversely affected as a result of large cash inflows to or outflows from the Portfolio and any related disruption to the Portfolio’s investment program.

•

Repurchase Agreement Risk:    In a repurchase agreement, the Portfolio purchases a security from a seller at one price and simultaneously agrees to sell it back to the original seller at an agreed-upon price. If the Portfolio’s counterparty is unable to honor its commitments, the Portfolio may be unable to recover its purchase price and may be prevented or delayed from realizing on the security to make up any losses.

•

Stable Share Price Risk:    If the market value of one or more of the Portfolio’s investments changes substantially, the Fund may not be able to maintain a stable share price of $1.00. This risk typically is higher during periods of rapidly changing interest rates or when issuer credit quality generally is falling, and is made worse when the Portfolio experiences significant redemption requests.

•	Municipal Securities Risk: The municipal securities markets in which the Portfolio invests

8

may be volatile and may be significantly affected by adverse tax, legislative or political changes and the financial condition of the issuers of municipal securities. The values of municipal securities that depend on a specific revenue source to fund their payment obligations may fluctuate as a result of changes in the cash flows generated by the revenue source or changes in the priority of the municipal security to receive the cash flows generated by the revenue source.

•

Low Short-Term Interest Rate Risk:    At the date of this Prospectus, short-term interest rates are at historically low levels, and so the Fund’s yield is very low. It is possible that the Portfolio will generate an insufficient amount of income to pay its expenses, and that it and/or the Fund will not be able to pay a daily dividend and may have a negative yield (i.e., it may lose money on an operating basis). It is possible that the Portfolio will maintain a substantial portion of its assets in cash, on which it would earn little, if any, income.

•

Market Risk:    The values of the securities in which the Portfolio invests may go up or down in response to the prospects of individual issuers and/or general economic conditions. Price changes may be temporary or may last for extended periods. Recent instability in the financial markets has led the U.S. Government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. The withdrawal of this support could negatively affect the value and liquidity of certain securities or of markets generally. In addition, legislation recently enacted in the U.S. calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be fully known for some time.

•

Variable and Floating Rate Securities Risk:    The Portfolio may purchase variable and floating rate securities, whose interest rates change based on changes in market interest rates. As a result, the interest paid on such securities will tend to fall as market interest rates fall generally, and the interest rates on such securities may not rise as rapidly as general market rates.

•

Money Market Fund Regulatory Risk:    It is possible that the U.S. Securities and Exchange Commission (“SEC”) or another agency will adopt regulations that change in very important respects the operation of money market funds. Any such regulatory changes could impact important characteristics of the Fund, including liquidity of an investment in the Fund or the Fund’s ability to maintain a stable net asset value per share.

Performance

The bar chart and table below provide some indication of the risks of investing in the Tax Free Fund by illustrating the variability of the Fund’s returns during the years since inception. The Fund’s past performance does not necessarily indicate how the Fund will perform in the future. Additionally, the performance information prior to October 12, 2007 (inception date of the Fund’s Investment Class) is that of the Fund when it was a single class (“original share class”), and matches the performance of the Institutional Class. The Fund’s original share class had lower expenses and typically higher returns than the Investment Class. The primary difference in expenses is the lower distribution (12b-1) fee and absence of shareholder servicing plan and associated fees. The Fund’s original share class commenced operations on February 7, 2007. Current performance information for the Fund is available toll free by calling (877) 521-4083 or by visiting our website at www.ssga.com/cash.

State Street Institutional Tax Free
Money Market Fund
Total Return for the Calendar Years
Ended December 31

During the period shown in the bar chart, the highest return for a quarter was 0.61% (quarter ended

9

3/31/08) and the lowest return for a quarter was 0.00% (quarter ended 12/31/13).

Average Annual Total Returns For the Periods Ended December 31, 2013

	1-Year	5-Year	Since the Inception Date of the Fund
State Street Institutional Tax Free Money Market Fund	0.00%	0.05%	0.46%

To obtain the Fund’s current yield, please call (877) 521-4083.

Investment Adviser

SSgA FM serves as the investment adviser to the Fund.

Purchase and Sale of Fund Shares

For important information about purchase and sale of Fund shares, please turn to “Other Information” on page 21 of the prospectus.

Tax Information

The Fund intends to distribute income that is exempt from U.S. federal income tax and the U.S. federal alternative minimum tax. However, a portion of the Fund’s distributions may be subject to federal income tax or to federal alternative minimum tax.

Payments to Broker-Dealers and Other Financial Intermediaries

For important information about financial intermediary compensation, please turn to “Other Information” on page 21 of the prospectus.

10

STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND

Investment Objective

The investment objective of State Street Institutional U.S. Government Money Market Fund (the “U.S. Government Fund” or sometimes referred to in context as the “Fund”) is to seek to maximize current income, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share NAV.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy and hold shares of the U.S. Government Fund. The expenses shown in the table and the Example reflect the expenses of the Fund and the Fund’s proportionate share of the expenses of State Street U.S. Government Money Market Portfolio (the “U.S. Government Portfolio” or sometimes referred to in context as the “Portfolio”).

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)(1)

Management Fee	0.05%
Distribution (12b-1) Fees	0.10%
Other Expenses	0.07%
Service Fee	0.25%

Total Annual Fund Operating Expenses(2)	0.47%

(1)	Amounts reflect the total expenses of the U.S. Government Portfolio and the Fund.

(2)

The Fund’s investment adviser, SSgA Funds Management, Inc. (the “Adviser” or “SSgA FM”), may voluntarily reduce all or a portion of its fees and/or reimburse expenses of the Fund to the extent necessary to avoid negative yield (the “Voluntary Reduction”), or a yield below a specified level, which may vary from time to time in the Adviser’s sole discretion. The Fund has agreed, subject to certain limitations, to reimburse the Adviser for the full dollar amount of any Voluntary Reduction incurred after October 1, 2012. As of December 31, 2013, the Adviser had waived fees and/or reimbursed expenses in the aggregate amount of $3,142,130 since October 1, 2012, of which $176,218 is potentially recoverable under the Voluntary Reduction. The Adviser may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the Fund, without limitation. Any future reimbursement by the Fund of the Voluntary Reduction would increase the Fund’s expenses and reduce the Fund’s yield. There is no guarantee that the Voluntary Reduction will be in effect at any given time or that the Fund will be able to avoid a negative yield.

Example

The Example is intended to help you compare the cost of investing in the U.S. Government Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$48	$151	$263	$591

Principal Investment Strategies

The U.S. Government Fund invests substantially all of its investable assets in the U.S. Government Portfolio.

The U.S. Government Portfolio invests only in obligations issued or guaranteed as to principal and/or interest, as applicable by the U.S. government or its agencies and instrumentalities, as well as repurchase agreements secured by such instruments.

The Portfolio follows a disciplined investment process that attempts to provide stability of principal, liquidity and current income, by investing in U.S. government securities. Among other things, SSgA FM, the Portfolio’s investment adviser, conducts its own credit analyses of potential investments and portfolio holdings, and relies substantially on a dedicated short-term credit research team. The Portfolio invests in accordance with regulatory requirements applicable to money market funds. Regulations require, among other things, a money market fund to invest only in short-term, high quality debt obligations (generally, securities that have remaining maturities of 397 calendar days or less and either have been rated in one of the two highest

11

short-term rating categories or are considered by the Portfolio to be of comparable quality), to maintain a maximum dollar-weighted average maturity of 60 days or less, and to meet requirements as to portfolio diversification and liquidity. All securities held by the Portfolio are U.S. dollar-denominated, and they may have fixed, variable or floating interest rates.

The Portfolio attempts to meet its investment objective by investing in:

•

Obligations issued or guaranteed as to principal and/or interest, as applicable, by the U.S. government or its agencies and instrumentalities, such as U.S. Treasury securities and securities issued by the Government National Mortgage Association (“GNMA”), which are backed by the full faith and credit of the United States;

•

Obligations issued or guaranteed by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and U.S. government-sponsored entities such as the Federal Home Loan Bank, which are not backed by the full faith and credit of the United States; and

•	Repurchase agreements with respect to U.S. government securities.

Principal Investment Risks

An investment in the Fund is not a deposit in a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

In addition, the Fund is subject to the following risks:

•	Risks of Investing Principally in Money Market Instruments:

•

Interest Rate Risk — The risk that interest rates will rise, causing the value of the Portfolio’s investments to fall. Also, the risk that as interest rates decline, the amount of income the Portfolio receives on its new investments generally will decline.

•	Credit Risk — The risk that an issuer, guarantor or liquidity provider of an instrument will be unable, or will be perceived as unable, to make scheduled interest or principal payments, and that the market value of the instrument will fall as a result.

•

Liquidity Risk — The risk that the Portfolio may not be able to sell some or all of its securities at desired prices, or may be unable to sell the securities at all, because of a lack of demand in the market for such securities, or a liquidity provider defaults on its obligation to purchase the securities when properly tendered by the Portfolio.

•

Prepayment Risk and Extension Risk — Applicable primarily to mortgage-related and other asset-backed securities, the risks that loan obligations may be repaid faster or slower than expected, causing the Portfolio to invest repayment proceeds in, or continue to hold, lower yielding securities, as the case may be.

•

Master/Feeder Structure Risk:    The Fund’s performance may be adversely affected as a result of large cash inflows to or outflows from the Portfolio and any related disruption to the Portfolio’s investment program.

•

U.S. Government Sponsored Enterprises Risk:    Securities of certain U.S. government agencies and instrumentalities are not supported by the full faith and credit of the U.S. Government, and to the extent the Portfolio owns such securities, it must look to the agency or instrumentality issuing or guaranteeing the securities for repayment. Because the Portfolio emphasizes investment in U.S. government securities, and because U.S. government securities generally are perceived as having low risks compared to most other types of investments, the Portfolio’s performance compared to money market funds that invest principally in other types of money market instruments may be lower.

•

Significant Exposure to U.S. Government Agencies Risk:    To the extent the Portfolio focuses its investments in securities issued or guaranteed by U.S. government agencies, any market price movements, regulatory changes or changes in political or economic conditions that affect the U.S. government agencies in which the Portfolio invests may have a significant impact on the Portfolio’s performance. Events that would adversely affect the market prices of securities

12

issued or guaranteed by one government agency may adversely affect the market price of securities issued or guaranteed by other government agencies.

•

Mortgage-Related and Other Asset-Backed Securities Risk:    Defaults, or perceived increases in the risk of defaults, on the loans underlying mortgage-related or asset-backed securities may impair the values of the securities. These securities also present a higher degree of prepayment risk (when repayment of principal occurs before scheduled maturity) and extension risk (when rates of repayment of principal are slower than expected) than do other types of fixed income securities.

•

Repurchase Agreement Risk:    In a repurchase agreement, the Portfolio purchases a security from a seller at one price and simultaneously agrees to sell it back to the original seller at an agreed-upon price. If the Portfolio’s counterparty is unable to honor its commitments, the Portfolio may be unable to recover its purchase price and may be prevented or delayed from realizing on the security to make up any losses.

•

Stable Share Price Risk:    If the market value of one or more of the Portfolio’s investments changes substantially, the Fund may not be able to maintain a stable share price of $1.00. This risk typically is higher during periods of rapidly changing interest rates or when issuer credit quality generally is falling, and is made worse when the Portfolio experiences significant redemption requests.

•

Low Short-Term Interest Rate Risk:    At the date of this Prospectus, short-term interest rates are at historically low levels, and so the Fund’s yield is very low. It is possible that the Portfolio will generate an insufficient amount of income to pay its expenses, and that it and/or the Fund will not be able to pay a daily dividend and may have a negative yield (i.e., it may lose money on an operating basis). It is possible that the Portfolio will maintain a substantial portion of its assets in cash, on which it would earn little, if any, income.

•

Market Risk:    The values of the securities in which the Portfolio invests may go up or down in response to the prospects of individual issuers and general economic conditions. Price changes may be temporary or may last for extended periods. Recent instability in the financial markets has led the U.S. Government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. The withdrawal of this support could negatively affect the value and liquidity of certain securities or of markets generally. In addition, legislation recently enacted in the U.S. calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be fully known for some time.

•

Variable and Floating Rate Securities Risk:    The Portfolio may purchase variable and floating rate securities, whose interest rates change based on changes in market interest rates. As a result, the interest paid on such securities will tend to fall as market interest rates fall generally, and the interest rates on such securities may not rise as rapidly as general market rates.

•

Money Market Fund Regulatory Risk:    It is possible that the U.S. Securities and Exchange Commission (“SEC”) or another agency will adopt regulations that change in very important respects the operation of money market funds. Any such regulatory changes could impact important characteristics of the Fund, including liquidity of an investment in the Fund or the Fund’s ability to maintain a stable net asset value per share.

Performance

The bar chart and table below provide some indication of the risks of investing in the U.S. Government Fund by illustrating the variability of the Fund’s returns during the years since inception. The Fund’s past performance does not necessarily indicate how the Fund will perform in the future. Current performance information for the Fund is available toll free by calling (877) 521-4083 or by visiting our website at www.ssga.com/cash.

13

State Street Institutional U.S. Government
Money Market Fund
Total Return for the Calendar Years
Ended December 31

Returns would have been lower if operating expenses had not been reduced. During the period shown in the bar chart, the highest return for a quarter was 0.75% (quarter ended 3/31/08) and the lowest return for a quarter was 0.00% (quarter ended 12/31/13).

Average Annual Total Returns For the Periods Ended December 31, 2013

	1-Year	5-Year	Since the Inception Date of the Fund
State Street Institutional U.S. Government Money Market Fund	0.00%	0.01%	0.43%

To obtain the Fund’s current yield, please call
(877) 521-4083.

Investment Adviser

SSgA FM serves as the investment adviser to the Fund.

Purchase and Sale of Fund Shares

For important information about purchase and sale of Fund shares, please turn to “Other Information” on page 21 of the prospectus.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

For important information about financial intermediary compensation, please turn to “Other Information” on page 21 of the prospectus.

14

STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND

Investment Objective

The investment objective of State Street Institutional Treasury Money Market Fund (the “Treasury Fund” or sometimes referred to in context as the “Fund”) is to seek a high level of current income consistent with preserving principal and liquidity and the maintenance of a stable $1.00 per share net asset value (“NAV”).

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Treasury Fund. The expenses shown in the table and the Example reflect the expenses of the Fund and the Fund’s proportionate share of the expenses of State Street Treasury Money Market Portfolio (the “Treasury Portfolio” or sometimes referred to in context as the “Portfolio”).

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)(1)

Management Fee	0.05%
Distribution (12b-1) Fees	0.10%
Other Expenses	0.07%
Service Fee	0.25%

Total Annual Fund Operating Expenses(2)	0.47%

(1)	Amounts reflect the total expenses of the Treasury Portfolio and the Fund.

(2)

The Fund’s investment adviser, SSgA Funds Management, Inc. (the “Adviser” or “SSgA FM”), may voluntarily reduce all or a portion of its fees and/or reimburse expenses of the Fund to the extent necessary to avoid negative yield (the “Voluntary Reduction”), or a yield below a specified level, which may vary from time to time in the Adviser’s sole discretion. The Fund has agreed, subject to certain limitations, to reimburse the Adviser for the full dollar amount of any Voluntary Reduction incurred after October 1, 2012. As of December 31, 2013, the Adviser had waived fees and/or reimbursed expenses in the aggregate amount of $6,164,168 since October 1, 2012, of which $629,457 is potentially recoverable under the Voluntary Reduction. The Adviser may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the Fund, without limitation. Any future reimbursement by the Fund of the Voluntary Reduction would increase the Fund’s expenses and reduce the Fund’s yield. There is no guarantee that the Voluntary Reduction will be in effect at any given time or that the Fund will be able to avoid a negative yield.

Example

This Example is intended to help you compare the cost of investing in the Treasury Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$48	$151	$263	$591

Principal Investment Strategies

The Treasury Fund invests substantially all of its investable assets in the Treasury Portfolio.

The Treasury Portfolio attempts to meet its investment objective by investing only in U.S. Treasury bills, notes and bonds (which are direct obligations of the U.S. government).

The Portfolio invests in accordance with regulatory requirements applicable to money market funds, which require, among other things, the Portfolio to invest only in short-term securities (generally, securities that have remaining maturities of 397 calendar days or less), to maintain a maximum dollar-weighted average maturity of 60 days or less, and to meet requirements as to portfolio diversification and liquidity.

Principal Investment Risks

An investment in the Fund is not a deposit in a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

15

In addition, the Fund is subject to the following risks:

•	Risks of Investing Principally in Money Market Instruments:

•

Interest Rate Risk — The risk that interest rates will rise, causing the value of the Portfolio’s investments to fall. Also, the risk that as interest rates decline, the amount of income the Portfolio receives on its new investments generally will decline.

•

Credit Risk — The risk that an issuer, guarantor or liquidity provider of an instrument will be unable or will be perceived to be unable, to make scheduled interest or principal payments, and that the value of the instrument will fall as a result.

•

Liquidity Risk — The risk that the Portfolio may not be able to sell some or all of its securities at desired prices, or may be unable to sell the securities at all, because of a lack of demand in the market for such securities, or a liquidity provider defaults on its obligation to purchase the securities when properly tendered by the Portfolio.

•

Master/Feeder Structure Risk:    The Fund’s performance may be adversely affected as a result of large cash inflows to or outflows from the Portfolio and any related disruption to the Portfolio’s investment program.

•

Stable Share Price Risk:    If the market value of one or more of the Portfolio’s investments changes substantially, the Fund may not be able to maintain a stable share price of $1.00. This risk typically is higher during periods of rapidly changing interest rates or when issuer credit quality generally is falling, and is made worse when the Portfolio experiences significant redemption requests.

•

Low Short-Term Interest Rate Risk:    At the date of this Prospectus, short-term interest rates are at historically low levels, and so the Fund’s yield is very low. It is possible that the Portfolio will generate an insufficient amount of income to pay its expenses, and that it and/or the Fund will not be able to pay a daily dividend and may have a negative yield (i.e., it may lose money on an operating basis). It is possible that the Portfolio will maintain a substantial portion of its assets in cash, on which it would earn little, if any, income.

•

Market Risk:    Recent instability in the financial markets has led the U.S. Government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. The withdrawal of this support could negatively affect the value and liquidity of certain securities or of markets generally. In addition, legislation recently enacted in the U.S. calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be fully known for some time.

•

Money Market Fund Regulatory Risk:    It is possible that the U.S. Securities and Exchange Commission (“SEC”) or another agency will adopt regulations that change in very important respects the operation of money market funds. Any such regulatory changes could impact important characteristics of the Fund, including liquidity of an investment in the Fund or the Fund’s ability to maintain a stable net asset value per share.

Performance

The bar chart and table below provide some indication of the risks of investing in the Treasury Fund by illustrating the variability of the Fund’s returns during the years since inception. The Fund’s past performance does not necessarily indicate how the Fund will perform in the future. Current performance information for the Fund is available toll free by calling (877) 521-4083 or by visiting our website at www.ssga.com/cash.

State Street Institutional Treasury Money Market Fund

Total Return for the Calendar Years Ended December 31

16

During the period shown in the bar chart, the highest return for a quarter was 0.44% (quarter ended 3/31/08) and the lowest return for a quarter was 0.00% (quarter ended 9/30/13).

Average Annual Total Returns

For the Periods Ended December 31, 2013

	1-Year	5-Year	Since the Inception Date of the Fund
State Street Institutional Treasury Money Market Fund	0.00%	0.00%	0.24%

To obtain the Fund’s current yield, please call
(877) 521-4083.

Investment Adviser

SSgA FM serves as the investment adviser to the Fund.

Purchase and Sale of Fund Shares

For important information about purchase and sale of Fund shares, please turn to “Other Information” on page 21 of the prospectus.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

For important information about financial intermediary compensation, please turn to “Other Information” on page 21 of the prospectus.

17

STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND

Investment Objective

The investment objective of State Street Institutional Treasury Plus Money Market Fund (the “Treasury Plus Fund” or sometimes referred to in context as the “Fund”) is to seek a high level of current income consistent with preserving principal and liquidity and the maintenance of a stable $1.00 per share net asset value (“NAV”).

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Treasury Plus Fund. The expenses shown in the table and the Example reflect the expenses of the Fund and the Fund’s proportionate share of the expenses of State Street Treasury Plus Money Market Portfolio (the “Treasury Plus Portfolio” or sometimes referred to in context as the “Portfolio”).

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)(1)

Management Fee	0.05%
Distribution (12b-1) Fees	0.10%
Other Expenses	0.08%
Service Fee	0.25%

Total Annual Fund Operating Expenses	0.48%

Fee Waiver and/or Expense Reimbursement(2)	(0.01)%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(3)	0.47%

(1)	Amounts reflect the total expenses of the Treasury Plus Portfolio and the Fund.

(2)

The Fund’s investment adviser, SSgA Funds Management, Inc. (the “Adviser” or “SSgA FM”) has contractually agreed to cap the Fund’s Total Annual Fund Operating Expenses (excluding taxes, interest and extraordinary expenses) attributable to the Investment Class to the extent that expenses exceed 0.47% of Investment Class net assets, through April 30, 2015; these arrangements may not be terminated prior to that date without the consent of the Board.

(3)

The Adviser may also voluntarily reduce all or a portion of its fees and/or reimburse expenses of the Fund to the extent necessary to avoid negative yield (the “Voluntary Reduction”), or a yield below a specified level, which may vary from time to time in the Adviser’s sole discretion. The Fund has agreed, subject to certain limitations, to reimburse the Adviser for the full dollar amount of any Voluntary Reduction incurred after October 1, 2012. As of December 31, 2013, the Adviser had waived fees and/or reimbursed expenses in the aggregate amount of $506,907 since October 1, 2012, of which $44,828 is potentially recoverable under the Voluntary Reduction. Any future reimbursement of previously waived fees by the Fund to the Adviser may cause the total fund annual operating expenses of the Fund to exceed the expense limitation under the contractual expense limitation agreement. The Adviser may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the Fund, without limitation. Any future reimbursement by the Fund of the Voluntary Reduction would increase the Fund’s expenses and reduce the Fund’s yield. There is no guarantee that the Voluntary Reduction will be in effect at any given time or that the Fund will be able to avoid a negative yield.

Example

This Example is intended to help you compare the cost of investing in the Treasury Plus Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that the “1 Year” figure reflects the impact of fee waivers and/or expense reimbursements for the first year, as shown in the “Annual Fund Operating Expenses” table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$48	$153	$268	$603

Principal Investment Strategies

The Treasury Plus Fund invests substantially all of its investable assets in the Treasury Plus Portfolio.

18

The Treasury Plus Portfolio attempts to meet its investment objective by investing only in U.S. Treasury bills, notes and bonds (which are direct obligations of the U.S. government) and repurchase agreements collateralized by these obligations.

The Portfolio invests in accordance with regulatory requirements applicable to money market funds, which require, among other things, the Portfolio to invest only in short-term securities (generally, securities that have remaining maturities of 397 calendar days or less), to maintain a maximum dollar-weighted average maturity of 60 days or less, and to meet requirements as to portfolio diversification and liquidity.

Principal Investment Risks

An investment in the Fund is not a deposit in a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

In addition, the Fund is subject to the following risks:

•	Risks of Investing Principally in Money Market Instruments:

•

Interest Rate Risk — The risk that interest rates will rise, causing the value of the Portfolio’s investments to fall. Also, the risk that as interest rates decline, the amount of income the Portfolio receives on its new investments generally will decline.

•

Credit Risk — The risk that an issuer, guarantor or liquidity provider of an instrument will be unable, or will be perceived to be unable, to make scheduled interest or principal payments, and that the value of the instrument will fall as a result.

•

Liquidity Risk — The risk that the Portfolio may not be able to sell some or all of its securities at desired prices, or may be unable to sell the securities at all, because of a lack of demand in the market for such securities, or a liquidity provider defaults on its obligation to purchase the securities when properly tendered by the Portfolio.

•	Master/Feeder Structure Risk: The Fund’s performance may be adversely affected as a result of large cash inflows to or outflows from the Portfolio and any related disruption to the Portfolio’s investment program.

•

Stable Share Price Risk:    If the market value of one or more of the Portfolio’s investments changes substantially during the period, the Fund may not be able to maintain a stable share price of $1.00. This risk typically is higher during periods of rapidly changing interest rates or when issuer credit quality generally is falling, and is made worse when the Portfolio experiences significant redemption requests.

•

Low Short-Term Interest Rate Risk:    At the date of this Prospectus, short-term interest rates are at historically low levels, and so the Fund’s yield is very low. It is possible that the Portfolio will generate an insufficient amount of income to pay its expenses, and that it and/or the Fund will not be able to pay a daily dividend and may have a negative yield (i.e., it may lose money on an operating basis). It is possible that the Portfolio will maintain a substantial portion of its assets in cash, on which it would earn little, if any, income.

•

Repurchase Agreement Risk:    In a repurchase agreement, the Portfolio purchases a security from a seller at one price and simultaneously agrees to sell it back to the original seller at an agreed-upon price. If the Portfolio’s counterparty is unable to honor its commitments, the Portfolio may be unable to recover its purchase price and may be prevented or delayed from realizing on the security to make up any losses.

•

Market Risk:    Recent instability in the financial markets has led the U.S. Government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. The withdrawal of this support could negatively affect the value and liquidity of certain securities or of markets generally. In addition, legislation recently enacted in the U.S. calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be fully known for some time.

•	Money Market Fund Regulatory Risk: It is possible that the U.S. Securities and Exchange

19

Commission (“SEC”) or another agency will adopt regulations that change in very important respects the operation of money market funds. Any such regulatory changes could impact important characteristics of the Fund, including liquidity of an investment in the Fund or the Fund’s ability to maintain a stable net asset value per share.

Performance

The bar chart and table below provide some indication of the risks of investing in the Treasury Plus Fund by illustrating the variability of the Fund’s returns during the years since inception. The Fund’s past performance does not necessarily indicate how the Fund will perform in the future. Current performance information for the Fund is available toll free by calling (877) 521-4083 or by visiting our website at www.ssga.com/cash.

State Street Institutional Treasury Plus
Money Market Fund
Total Return for the Calendar Years
Ended December 31

Returns would have been lower if operating expenses had not been reduced. During the period shown in the bar chart, the highest return for a quarter was 0.53% (quarter ended 3/31/08) and the lowest return for a quarter was 0.00% (quarter ended 9/30/13).

Average Annual Total Returns For the Periods Ended December 31, 2013

	1-Year	5-Year	Since the Inception Date of the Fund
State Street Institutional Treasury Plus Money Market Fund	0.00%	0.00%	0.32%

To obtain the Fund’s current yield, please call (877) 521-4083.

Investment Adviser

SSgA FM serves as the investment adviser to the Fund.

Purchase and Sale of Fund Shares

For important information about purchase and sale of Fund shares, please turn to “Other Information” on page 21 of the prospectus.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

For important information about financial intermediary compensation, please turn to “Other Information” on page 21 of the prospectus.

20

Other Information

Purchase and Sale of Fund Shares

   Purchase Minimums

To establish an account	$25,000,000
To add to an existing account	No minimum

You may redeem Fund shares on any day the Fund is open for business.

You may redeem Fund shares by written request or wire transfer. Written requests should be sent to:

By Mail: State Street Institutional Trust Funds P.O. Box 8048 Boston, MA 02205-8048
By Overnight: State Street Institutional Trust Funds 30 Dan Road Canton, MA 02021-2809

By Telephone:

For wire transfer instructions, please call (866) 392-0869 between 8 a.m. and 5 p.m. Eastern time. Redemptions by telephone are permitted only if you previously have been authorized for these transactions.

If you wish to purchase or redeem Fund shares through a broker, bank or other financial intermediary, please contact that financial intermediary directly. Your financial intermediary may have different or additional requirements for opening an account and/or for the processing of purchase and redemption orders, or may be closed at times when the Fund is open.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

21

ADDITIONAL INFORMATION ABOUT INVESTMENT OBJECTIVES, PRINCIPAL STRATEGIES AND RISKS OF INVESTING IN THE FUNDS AND PORTFOLIOS

Investment Objectives

The investment objective of each of the ILR Fund, the U.S. Government Fund, the Treasury Fund and the Treasury Plus Fund, as stated in each Fund’s Fund Summary, may be changed without shareholder approval. The Investment objective of the Tax Free Fund, as stated in the Fund’s Fund Summary, is fundamental and may not be changed without shareholder approval.

ILR FUND

Principal Investment Strategies

The ILR Fund invests substantially all of its investable assets in the Money Market Portfolio.

The Money Market Portfolio follows a disciplined investment process in which the Adviser bases its decisions on the relative attractiveness of different money market instruments. In the Adviser’s opinion, the attractiveness of an instrument may vary depending on the general level of interest rates, as well as imbalances of supply and demand in the market. The Portfolio invests in accordance with regulatory requirements applicable to money market funds, which require, among other things, the Portfolio to invest only in short-term, high quality debt obligations (generally, securities that have remaining maturities of 397 calendar days or less and either have been rated in one of the two highest short-term rating categories or are considered by the Portfolio to be of comparable quality), to maintain a maximum dollar-weighted average maturity of 60 days or less, and to meet requirements as to portfolio diversification and liquidity.

The Portfolio attempts to meet its investment objective by investing in a broad range of money market instruments. These may include among other things: U.S. government securities, including U.S. Treasury bills, notes and bonds and other securities issued or guaranteed as to principal and/or interest, as applicable, by the U.S. government or its agencies or instrumentalities; certificates of deposits and time deposits of U.S. and foreign banks (including ECDs, ETDs and YCDs as defined below); commercial paper and other high quality obligations of U.S. or foreign companies; asset-backed securities, including asset-backed commercial paper; mortgage-

related securities; and repurchase agreements. These instruments may bear fixed, variable or floating rates of interest or may be zero-coupon securities. The Portfolio also may invest in shares of other money market funds, including funds advised by the Adviser. Under normal market conditions, the Portfolio intends to invest more than 25% of its total assets in bank obligations. A substantial portion of the Portfolio may be invested in securities that are issued or traded pursuant to exemptions from registration under the federal securities laws. European Certificates of Deposit (“ECDs”) are U.S. dollar-denominated certificates of deposit issued by a bank outside of the United States. European Time Deposits (“ETDs”) are U.S. dollar-denominated deposits in foreign branches of U.S. banks and foreign banks. Yankee Certificates of Deposit (“YCDs”) are U.S. dollar-denominated certificates of deposit issued by U.S. branches of foreign banks. These instruments have different risks than those associated with the obligations of U.S. banks operating in the United States.

TAX FREE FUND

Principal Investment Strategies

The Tax Free Fund invests substantially all of its investable assets in the Tax Free Portfolio.

The Tax Free Portfolio has a fundamental policy of investing at least 80% of its net assets (plus borrowings, if any) in federal tax-exempt, high quality, short-term municipal securities of all types. The Portfolio generally invests all of its assets in instruments exempt from ordinary federal income tax. The Portfolio may invest up to 20% of its net assets in federally taxable money market instruments (including those subject to the Federal alternative minimum tax), including securities issued by or guaranteed as to principal and/or interest, as applicable, by the U.S. government or its agencies and instrumentalities, as well as certificates of deposit, commercial paper and repurchase agreements. The Portfolio may buy or sell securities on a when-issued or forward commitment basis.

The Portfolio follows a disciplined investment process that attempts to provide stability of principal, liquidity and current income through all market conditions, by investing in high quality money market instruments. Among other things, the Adviser conducts its own credit analyses of potential investments and portfolio holdings, and relies substantially on a dedicated short-term credit research team. The Portfolio invests in accordance with regulatory requirements

22

applicable to money market funds, which require, among other things, the Portfolio to invest only in short-term, high quality debt obligations (generally, securities that have remaining maturities of 397 calendar days or less and either have been rated in one of the two highest short-term rating categories or are considered by the Portfolio to be of comparable quality), to maintain a maximum dollarweighted average maturity of 60 days or less, and to meet requirements as to portfolio diversification and liquidity. All securities held by the Portfolio are U.S. dollar-denominated, and they may have fixed, variable or floating interest rates, or may be zero-coupon securities.

The Portfolio attempts to meet its investment objective by investing in, among other things:

•	Municipal securities, including:

•	General obligation bonds and notes;

•	Revenue bonds and notes;

•	Commercial paper and other privately issued securities;

•	Tender option bonds;

•	Private activity bonds;

•	Industrial development bonds;

•	Municipal lease contracts; and

•	Securities of other investment companies with similar investment guidelines.

U.S. GOVERNMENT FUND

Principal Investment Strategies

The U.S. Government Fund invests substantially all of its investable assets in the U.S. Government Portfolio.

The U.S. Government Portfolio invests only in obligations issued or guaranteed as to principal and/or interest, as applicable, by the U.S. government or its agencies and instrumentalities, as well as repurchase agreements secured by such instruments.

The Portfolio follows a disciplined investment process that attempts to provide stability of principal, liquidity and current income, by investing in U.S. government securities. Among other things, the Adviser conducts its own credit analyses of potential investments and portfolio holdings, and relies substantially on a dedicated short-term credit research team. The Portfolio invests in accordance with regulatory requirements applicable to money market funds. Regulations require, among other things, a money market fund to invest only in short-term, high quality debt obligations (generally, securities that have remaining maturities of 397 calendar days or less and either have been rated in one of the two highest short-term rating categories or are considered by the Portfolio to be of comparable quality), to maintain a maximum dollar-weighted average maturity of 60 days or less, and to meet requirements as to portfolio diversification and liquidity. All securities held by the Portfolio are U.S. dollar-denominated, and they may have fixed, variable or floating interest rates.

The Portfolio attempts to meet its investment objective by investing in:

•

Obligations issued or guaranteed as to principal and/or interest, as applicable, by the U.S. government or its agencies and instrumentalities, such as U.S. Treasury securities and securities issued by GNMA, which are backed by the full faith and credit of the United States;

•

Obligations issued or guaranteed by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and U.S. government-sponsored entities such as the Federal Home Loan Bank, which are not backed by the full faith and credit of the United States; and

•	Repurchase agreements with respect to U.S. government securities

TREASURY FUND

Principal Investment Strategies

The Treasury Fund invests substantially all of its investable assets in the Treasury Portfolio.

The Treasury Portfolio attempts to meet its investment objective by investing only in U.S. Treasury bills, notes and bonds (which are direct obligations of the U.S. government).

The Portfolio invests in accordance with regulatory requirements applicable to money market funds, which require, among other things, the Portfolio to invest only in short-term securities (generally, securities that have remaining maturities of 397 calendar days or less), to maintain a maximum dollarweighted average maturity of 60 days or less, and to meet requirements as to portfolio diversification and liquidity.

23

TREASURY PLUS FUND

Principal Investment Strategies

The Treasury Plus Fund invests substantially all of its investable assets in the Treasury Plus Portfolio.

The Treasury Plus Portfolio attempts to meet its investment objective by investing only in U.S. Treasury bills, notes and bonds (which are direct obligations of the U.S. government) and repurchase agreements collateralized by these obligations.

The Portfolio invests in accordance with regulatory requirements applicable to money market funds, which require, among other things, the Portfolio to invest only in short-term securities (generally, securities that have remaining maturities of 397 calendar days or less), to maintain a maximum dollar-weighted average maturity of 60 days or less, and to meet requirements as to portfolio diversification and liquidity.

Additional Information About Risks

Risk information is applicable to all Funds unless otherwise noted.

•

Money Market Risk.    An investment in the Funds is not a deposit of any bank and is not insured or guaranteed by the FDIC or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, there can be no assurance that they will do so, and it is possible to lose money by investing in the Funds.

•

Interest Rate Risk.    The values of debt instruments usually rise and fall in response to changes in interest rates. Declining interest rates generally result in increases in the values of existing debt instruments, and rising interest rates generally result in declines in the values of existing debt instruments. Interest rate risk is generally greater for investments with longer durations or maturities. Some investments give the issuer the option to call or redeem an investment before its maturity date. If an issuer calls or redeems an investment during a time of declining interest rates, a Portfolio might have to reinvest the proceeds in an investment offering a lower yield and therefore might not benefit from any increase in value as a result of declining interest rates. Adjustable rate instruments also generally increase or decrease in value in response to changes in interest rates, although generally to a lesser degree than fixed-income securities (depending, however, on the characteristics of the reset terms, including the index chosen, frequency of reset, and reset caps or floors, among other factors). When interest rates decline, the income received by a Portfolio may decline, and such Portfolio’s yield may also decline. Short-term interest rates have been at historically low levels for an extended period due in substantial part to governmental intervention. Any changes in governmental policy could cause interest rates to increase and could have a substantial and immediate effect on the values of a Fund’s investments.

•

Credit Risk.    Credit risk is the risk that an issuer, guarantor or liquidity provider of a fixed-income security held by a Portfolio may be unable or unwilling, or may be perceived (whether by market participants, ratings agencies, pricing services or otherwise) as unable or unwilling, to make timely principal and/or interest payments, or to otherwise honor its obligations. It includes the risk that one or more of the securities will be downgraded by a credit rating agency; generally, lower credit quality issuers have higher credit risks. An actual or perceived loss in creditworthiness of an issuer of a fixed-income security held by a Portfolio may result in a decrease in the value of the security. Credit risk also includes the risk that an issuer or guarantor of a security, or a bank or other financial institution that has entered into a repurchase agreement with a Portfolio, may default on its payment or repurchase obligation, as the case may be.

•

Liquidity Risk.    Liquidity risk exists when particular investments cannot be disposed of quickly in the normal course of business. The ability of a Portfolio to dispose of such securities at advantageous prices may be greatly limited, and a Portfolio may have to continue to hold such securities during periods when the Adviser would otherwise have sold them. Some securities held by a Portfolio may be restricted as to resale, and there is often no ready market for such securities. In addition, a Portfolio, by itself or together with other accounts managed by the Adviser, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Portfolio to dispose of the position at an advantageous time or price. Market values for

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illiquid securities may not be readily available, and there can be no assurance that any fair value assigned to an illiquid security at any time will accurately reflect the price a Portfolio might receive upon the sale of that security. It is possible that, during periods of extreme market volatility or unusually high and unanticipated levels of redemptions, a Portfolio may be forced to sell large amounts of securities more quickly than it normally would in the ordinary course of business. In such a case, the sale proceeds received by a Portfolio may be substantially less than if the Portfolio had been able to sell the securities in more-orderly transactions, and the sale price may be substantially lower than the price previously used by the Portfolio to value its securities.

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Stable Share Price Risk:    If the market value of one or more of a Portfolio’s investments changes substantially, the Fund investing in such Portfolio may not be able to maintain a stable share price of $1.00. This risk typically is higher during periods of rapidly changing interest rates or when issuer credit quality generally is falling, and is made worse when a Portfolio experiences significant redemption requests.

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Master/Feeder Structure Risk.    Unlike traditional mutual funds that invest directly in securities, each of the Funds pursues its objective by investing substantially all of its assets in a Portfolio with substantially the same investment objectives, policies and restrictions. The ability of a Fund to meet its investment objective is directly related to the ability of the corresponding Portfolio to meet its objective. The ability of a Fund to meet its objective may be adversely affected by the purchase and redemption activities of other investors in the corresponding Portfolio and any related disruption to such Portfolio’s investment program. The ability of a Fund to meet redemption requests depends on its ability to redeem its interest in the corresponding Portfolio. The Adviser also serves as investment adviser to the corresponding Portfolio. Therefore, conflicts may arise as the Adviser fulfills its fiduciary responsibilities to a Fund and its corresponding Portfolio. For example, the Adviser may have an economic incentive to maintain a Fund’s investment in the corresponding Portfolio at a time when it might otherwise not choose to do so.

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Low Short-Term Interest Rate Risk:    At the date of this Prospectus, short-term interest rates are at historically low levels, and so each Fund’s yield is very low. It is possible that a Portfolio will generate an insufficient amount of income to pay its expenses, and that it and/or a Fund will not be able to pay a daily dividend and may have a negative yield (i.e., it may lose money on an operating basis). It is possible that a Portfolio will maintain a substantial portion of its assets in cash, on which it would earn little, if any, income.

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Market Risk.    The values of the securities in which a Portfolio invests may go up or down in response to the prospects of individual issuers and/or general economic conditions. Price changes may be temporary or may last for extended periods. Recent instability in the financial markets has led the U.S. Government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state, and other governments, their regulatory agencies, or self regulatory organizations may take actions that affect the regulation of the instruments in which the Portfolios invest, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Funds and Portfolios themselves are regulated. Such legislation or regulation could limit or preclude a Fund’s or Portfolio’s ability to achieve its investment objective. Furthermore, volatile financial markets can expose the Portfolios to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Portfolios.

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Money Market Fund Regulatory Risk:    It is possible that the U.S. Securities and Exchange Commission (“SEC”) or another agency will adopt regulations that change in very important respects the operation of money market funds. Any such regulatory changes could impact important characteristics of the Fund, including liquidity of an investment in the Fund or the Fund’s ability to maintain a stable net asset value per share.

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Repurchase Agreement Risk (ILR Fund, Tax Free Fund, U.S. Government Fund and Treasury Plus Fund only).    In a repurchase agreement, a Portfolio purchases a security from a seller at one price and simultaneously agrees to sell it back to the original seller at an agreed-upon price. Repurchase agreements may be viewed as loans made by the Portfolio which are collateralized by the securities subject to repurchase. A Portfolio’s investment return on such transactions will depend on the counterparties’ willingness and ability to perform their obligations under the repurchase agreements. If a Portfolio’s counterparty should default on its obligations and the Portfolio is delayed or prevented from recovering the collateral, or if the value of the collateral is insufficient, the Portfolio may realize a loss.

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U.S. Government Sponsored Enterprises Risk (ILR Fund and U.S. Government Fund only).    U.S. Government securities include a variety of securities (including U.S. Treasury bills, notes, and bonds) that differ in their interest rates, maturities, and dates of issue. While securities issued or guaranteed by the U.S. Treasury and some agencies or instrumentalities of the U.S. Government (such as the Government National Mortgage Association) are supported by the full faith and credit of the United States, securities issued or guaranteed by certain other agencies or instrumentalities of the U.S. Government (such as Federal Home Loan Banks) are supported by the right of the issuer to borrow from the U.S. Government, and securities issued or guaranteed by certain other agencies and instrumentalities of the U.S. Government (such as Fannie Mae and Freddie Mac) are supported only by the credit of the issuer itself. Investments in these securities are also subject to interest rate risk and prepayment risk, and the risk that the value of the securities will fluctuate in response to political, market, or economic developments.

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Variable and Floating Rate Securities (ILR Fund, Tax Free Fund and U.S. Government Fund only).    In addition to traditional fixed-rate securities, a Portfolio may invest in debt securities with variable or floating interest rates or dividend payments. Variable or floating rate securities bear rates of interest that are adjusted periodically according to formulae intended to reflect market rates of interest. Variable or floating rate securities allow a Portfolio to participate in increases in interest rates through upward adjustments of the coupon rates on such securities. However, during periods of increasing interest rates, changes in the coupon rates may lag the change in market rates or may have limits on the maximum increase in coupon rates. Alternatively, during periods of declining interest rates, the coupon rates on such securities readjust downward resulting in a lower yield.

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Mortgage-Related and Other Asset-Backed Securities Risk (ILR Fund and U.S. Government Fund only).    Mortgage-related securities represent a participation in, or are secured by, mortgage loans. Asset-backed securities are typically structured like mortgage-related securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales or installment loan contracts, leases on various types of real and personal property, and receivables from credit card agreements. During periods of falling interest rates, mortgage-related and other asset-backed securities, which typically provide the issuer with the right to prepay the security prior to maturity, may be prepaid, which may result in a Portfolio having to reinvest the proceeds in other investments at lower interest rates. During periods of rising interest rates, the average life of mortgage-related and other asset-backed securities may extend because of slower-than expected principal payments. This may lock in a below market interest rate, increase the security’s duration and volatility, and reduce the value of the security. As a result, mortgage-related and asset-backed securities may have less potential for capital appreciation during periods of declining interest rates than other securities of comparable maturities, although they may have a similar risk of decline in market values during periods of rising interest rates. Prepayment rates are difficult to predict and the potential impact of prepayments on the value of a mortgage-related or an asset-backed security depends on the terms of the instrument and can result in significant volatility. The price of a mortgage-related or asset-backed security also depends on the credit quality and adequacy of the underlying assets or collateral, if any. Defaults on the underlying assets, if any, may

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impair the value of an asset-backed or a mortgage-related security. For some asset-backed securities in which a Portfolio invests, such as those backed by credit card receivables, the underlying cash flows may not be supported by a security interest in a related asset. Moreover, the values of mortgage-related and other asset-backed securities may be substantially dependent on the servicing of the underlying asset pools, and are therefore subject to risks associated with the negligence or malfeasance by their servicers and to the credit risk of their servicers. In certain situations, the mishandling of related documentation may also affect the rights of securities holders in and to the underlying collateral, if any. Furthermore, there may be legal and practical limitations on the enforceability of any security interest granted with respect to underlying assets, or the value of the underlying assets, if any, may be insufficient if the issuer defaults.

In a “forward roll” transaction, a Portfolio will sell a mortgage-related security to a bank or other permitted entity and simultaneously agree to purchase a similar security from the institution at a later date at an agreed-upon price. The mortgage securities that are purchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories than those sold. Risks of mortgage-related security rolls include: the risk of prepayment prior to maturity and the risk that the market value of the securities sold by the Portfolio may decline below the price at which the Portfolio is obligated to purchase the securities. Forward roll transactions may have the effect of creating investment leverage in the Portfolio.

•	Prepayment Risk and Extension Risk (ILR Fund and U.S. Government Fund only). Prepayment risk and extension risk apply primarily to mortgage-related and other asset-backed securities.

Prepayment risk is the risk that principal on loan obligations underlying a security may be repaid prior to the stated maturity date. If the Portfolio has purchased a security at a premium, any repayment that is faster than expected reduces the market value of the security and the anticipated yield-to-maturity. Repayment of loans underlying certain securities tends to accelerate during periods of declining interest rates.

Extension risk is the risk that an issuer will exercise its right to repay principal on an obligation held by the Portfolio later than expected. This may happen when there is a rise in interest rates, which could extend the duration of obligations held by the Portfolio and make the values of such obligations more sensitive to changes in interest rates.

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Banking Industry Risk (ILR Fund only).    If the Portfolio concentrates its investments in bank obligations, adverse developments in the banking industry may have a greater effect on the Portfolio than on a mutual fund that invests more broadly. Banks may be particularly sensitive to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal and monetary policy and general economic cycles. Recent instability in the financial markets has heavily influenced the obligations of certain banking institutions, resulting in some cases in extreme price volatility and a lack of liquidity.

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Foreign Securities Risk (ILR Fund only).    The Portfolio may invest in U.S. dollar-denominated obligations issued by non-U.S. issuers. While such instruments may be denominated in U.S. dollars, this does not eliminate the risk inherent in investing in the securities of foreign issuers. Dollar-denominated instruments issued by entities located in foreign countries could lose value as a result of political, financial and economic events in foreign countries. Issuers of these instruments are not necessarily subject to the same regulatory requirements that apply to U.S. banks and corporations, although the information available for dollar-denominated instruments may be subject to the accounting, auditing and financial reporting standards of the U.S. domestic market or exchange on which they are traded, which standards may be more uniform and more exacting than those to which many foreign issuers are subject. Foreign banks, including those issuing instruments such as ECDs, ETDs and YCDs, or their domestic or foreign branches, may be subject to less rigorous regulation than U.S. banks operating in the United States, and may not be required to meet financial, capital, and other requirements applicable to U.S. banks. Foreign laws and accounting standards typically are not as strict as they are in the U.S. so there may be fewer restrictions on loan limitations, less frequent examinations

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and less stringent requirements regarding reserve accounting, auditing, recordkeeping and public reporting requirements.

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Section 4(2) Commercial Paper and Rule 144A Securities Risk (ILR Fund only).    The Portfolio may invest in commercial paper issued in reliance on the private placement exemption from registration afforded by Section 4(2) of the Securities Act of 1933, as amended (the “1933 Act”). This commercial paper is commonly called “Section 4(2) paper.” The Portfolio may also invest in securities that may be offered and sold only to “qualified institutional buyers” under Rule 144A of the 1933 Act (“Rule 144A securities”).

Section 4(2) paper is sold to institutional investors who must agree to purchase the paper for investment and not with a view to public distribution. Any resale by the purchaser must be in a transaction exempt from the registration requirements of the 1933 Act. Section 4(2) paper normally is resold to other institutional investors like the Portfolio through or with the assistance of the issuer or investment dealers that make a market in Section 4(2) paper. As a result it suffers from liquidity risk, the risk that the securities may be difficult to value because of the absence of an active market and the risk that it may be sold only after considerable expense and delay, if at all. Rule 144A securities generally must be sold only to other qualified institutional buyers.

Section 4(2) paper and Rule 144A securities will not be considered illiquid for purposes of a Portfolio’s limitation on illiquid securities if the Adviser (pursuant to guidelines adopted by the Board) determines that a liquid trading market exists for the securities in question. There can be no assurance that a liquid trading market will exist at any time for any particular Section 4(2) paper or Rule 144A securities. The Statement of Additional Information (“SAI”) addresses the Fund’s and Portfolio’s limitation on illiquid securities.

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Municipal Securities Risk (Tax Free Fund only).    Municipal securities may be issued to obtain funds to be used for various public purposes, including general purpose financing for state and local governments, refunding outstanding obligations, and financings for specific projects or public facilities. General obligations are backed by the full faith and credit of the issuer. These securities include, for example, tax anticipation notes, bond anticipation notes and general obligation bonds. Revenue obligations are generally backed by the revenues generated from a specific project or facility and include industrial development bonds and private activity bonds. Private activity and industrial development bonds are dependent on the ability of the facility’s user to meet its financial obligations and the value of any real or personal property pledged as security for such payment. Private activity and industrial development bonds, although issued by industrial development authorities, may be backed only by the assets of the non-governmental user. Municipal notes are short-term instruments which are issued and sold in anticipation of a bond sale, collection of taxes or receipt of other revenues.

Some municipal securities are insured by private insurance companies, while others may be supported by letters of credit furnished by domestic or foreign banks. In determining the credit quality of insured or letter of credit-backed securities, the Adviser reviews the financial condition and creditworthiness of such parties including insurance companies, banks and corporations.

Unlike most other bonds, however, municipal bonds pay interest that is exempt from federal income taxes and, in some cases, also from state and local taxes. Municipal bonds, and municipal bond funds, can therefore be advantageous to investors in higher tax brackets. However, because the interest is tax-exempt, municipal bond yields typically are lower than yields on taxable bonds and bond funds with comparable maturity ranges.

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Tax Exempt Commercial Paper (Tax Free Fund only). Tax exempt commercial paper is a short-term obligation with a stated maturity of 365 days or less. It is typically issued to finance seasonal working capital needs or as short-term financing in anticipation of longer term financing. Tax exempt commercial paper may be a general obligation that is backed by the full faith and credit of the issuer or it may be a revenue obligation that is backed by the revenues generated from a specific project or facility. Each instrument may be backed only by the credit of the issuer or may be backed by some form of

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credit enhancement, typically in the form of a guarantee by a commercial bank.

ADDITIONAL INFORMATION ABOUT THE FUNDS’ AND PORTFOLIOS’ NON-PRINCIPAL INVESTMENT STRATEGIES AND RISKS

The investments described below reflect the Funds’ and Portfolios’ current practices. In addition to the principal risks described above, other risks are described in some of the descriptions of the investments below:

Investment in other Investment Companies (ILR Fund and Tax Free Fund only).    A Portfolio may invest in other money market funds that are registered as investment companies under the Investment Company Act of 1940, as amended (the “1940 Act”), including mutual funds and exchange-traded funds that are sponsored or advised by the Adviser or its affiliates, to the extent permitted by applicable law or SEC exemptive relief. If a Portfolio invests in other money market funds, shareholders of the Fund will bear not only their proportionate share of the expenses described in this Prospectus, but also, indirectly, the expenses, including, for example, advisory and administrative fees, of the money market funds in which the Portfolio invests. Shareholders would also be exposed to the risks associated not only with the investments of the Portfolio (indirectly through the Fund’s investment in the Portfolio) but also to the portfolio investments of the money market funds in which the Portfolio invests.

Temporary Defensive Positions.    From time to time, a Portfolio may take temporary defensive positions in attempting to respond to adverse market, economic or other conditions. Temporary defensive positions may be taken, for example, to preserve capital or if a Portfolio is unable to acquire the types of securities in which it normally invests. Temporary defensive positions may include, but are not limited to, investment in U.S. government securities, repurchase agreements collateralized by such securities, the maintenance of uninvested cash, or investment in cash equivalents. A Portfolio’s holdings in temporary defensive positions may be inconsistent with the Portfolio’s principal investment strategy, and, as a result, the Portfolio may not achieve its investment objective.

PORTFOLIO HOLDINGS DISCLOSURE

The Funds’ portfolio holdings disclosure policy is described in the SAI.

MANAGEMENT AND ORGANIZATION

The Funds and the Portfolios.    Each Fund is a separate, diversified series of the State Street Institutional Investment Trust (the “Trust”), which is an open-end management investment company organized as a business trust under the laws of The Commonwealth of Massachusetts.

Each Fund invests as part of a “master-feeder” structure. Each Fund currently seeks to achieve its investment objective by investing substantially all of its investable assets in a corresponding Portfolio, a separate mutual fund, that has a substantially identical investment objective, investment policies, and risks as the Fund. All discussions about a Fund’s investment objective, policies and risks should be understood to refer also to the investment objectives, policies and risks of the corresponding Portfolio.

A Fund can withdraw its investment in a Portfolio if, at any time, the Fund’s Board of Trustees determines that it would be in the best interests of the Fund’s shareholders, or if the investment objectives of the corresponding Portfolio changed so that they were inconsistent with the objectives of the Fund. If a Fund withdraws its investment from a Portfolio, the Fund may invest all of its assets in another mutual fund that has the same investment objective as the Fund, the Adviser may directly manage the Fund’s assets, or the Board may take such other action it deems appropriate and in the best interests of shareholders of the Fund, which may include liquidation of the Fund.

The Adviser.    State Street Global Advisors (“SSgA”) is the investment management arm of State Street Corporation, a publicly held bank holding company. SSgA is one of the world’s largest institutional money managers, and uses quantitative and traditional techniques to manage approximately $2.34 trillion in assets as of December 31, 2013. SSgA FM, a wholly-owned subsidiary of State Street Corporation, is the investment adviser to the Funds and the Portfolios, and is registered with the SEC under the Investment Advisers Act of 1940, as amended. SSgA FM had approximately $334.95 billion in assets under management as of December 31, 2013. Each Fund has entered into an investment advisory agreement with the Adviser pursuant to which the Adviser will manage the Fund’s assets directly, for compensation paid at an annual rate of 0.05% of the Fund’s average daily net assets, in the event that the Fund were to cease investing substantially all of its assets in its Portfolio or another investment

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company with essentially the same investment objectives and policies as the Fund. The Adviser does not receive any management fees from a Fund under that agreement so long as the Fund continues to invest substantially all of its assets in the corresponding Portfolio or in another investment company with essentially the same investment objectives and policies as the Fund. The Adviser places all orders for purchases and sales of the portfolios’ investments. For the year ended December 31, 2013, the effective management fee paid, reflecting certain fee waivers and expense reimbursements of the Adviser, was 0.05% for Money Market Portfolio, 0.00% for Tax Free Money Market Portfolio, 0.03% for U.S. Government Portfolio, 0.00% for Treasury Portfolio and 0.00% for Treasury Plus Portfolio.

In addition to any contractual expense limitation for a Fund which is described in the Fund Summaries, the Adviser also may voluntarily reduce all or a portion of its fees and/or reimburse expenses for a Fund to the extent necessary to avoid negative yield which may vary from time to time and from Fund to Fund in the Adviser’s sole discretion. Under an agreement with the Adviser relating to the Voluntary Reduction, the Funds have agreed to reimburse the Adviser for the full dollar amount of any Voluntary Reduction beginning on October 1, 2012, subject to certain limitations. A Fund will not be obligated to reimburse the Adviser: more than three years after the end of the fiscal year for the Fund in which the Adviser provided a Voluntary Reduction; in respect of any business day for which the net annualized one-day yield is less than 0.00%; to the extent that the amount of the reimbursement to the Adviser on any day exceeds fifty percent of the yield (net of all expenses, exclusive of the reimbursement) of the Fund on that day; to the extent that the amount of such reimbursement would cause the Fund’s net yield to fall below the Fund’s minimum net yield as determined by the Adviser in its sole discretion; or in respect of any fee waivers and/or expense reimbursements that are necessary to maintain a Fund’s contractual total expense limit which is effective at the time of such fee waivers and/or expense reimbursements. A reimbursement to the Adviser would increase fund expenses and negatively impact a Fund’s future yield. There is no guarantee that the Voluntary Reduction will be in effect at any given time or that a Fund will be able to avoid a negative yield. Reimbursement payments by a Fund to the Adviser in connection with the Voluntary Reduction are considered “extraordinary expenses” and are not subject to any contractual expense limitation agreement in effect for the Fund at the time of such payment. The

Adviser may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from a Fund, without limitation.

A summary of the factors considered by the Board of Trustees in connection with the renewals of the investment advisory agreements for the Funds is available in the Funds’ annual report to shareholders dated December 31, 2013.

The Adviser’s principal address is State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111.

The Administrator, Sub-Administrator and Custodian.    The Adviser serves as administrator of each Fund. The amount of the fee paid to the Adviser for administrative services varies by share class. Each Fund pays the Adviser an administrative fee at the annual rate of 0.05% in respect of its Investment Class shares. State Street Bank and Trust Company (“State Street”), a subsidiary of State Street Corporation, serves as the sub-administrator for the Funds for a fee that is paid by the Adviser. State Street also serves as custodian of the Funds for a separate fee that is paid by each Fund.

The Transfer Agent and Dividend Disbursing Agent.    Boston Financial Data Services, Inc. is the transfer agent and dividend disbursing agent.

The Distributor.    State Street Global Markets, LLC serves as the Funds’ distributor (the “Distributor” or “SSGM”) pursuant to the Distribution Agreement between the Distributor and the Trust.

SHAREHOLDER INFORMATION

Determination of Net Asset Value.    The Tax Free Fund determines its NAV per share once each business day at 12:00 p.m. Eastern Time (“ET”) or the close of the New York Stock Exchange (the “NYSE”), whichever is earlier. The Treasury Fund determines its NAV per share once each business day at 2:30 p.m. ET or the close of the NYSE, whichever is earlier. Each of the other Funds determines its NAV per share once each business day at 5:00 p.m. ET except for days when the NYSE closes earlier than its regular closing time, in which event those Funds will determine their NAVs at the earlier closing time (the time when a Fund determines its NAV per share is referred to herein as the “Valuation Time”). Pricing does not occur on NYSE holidays.

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A business day is one on which the NYSE is open for regular trading. The Federal Reserve is closed on certain holidays on which the NYSE is open. These holidays are Columbus Day and Veterans Day. On these holidays, you will not be able to purchase shares by wiring Federal Funds because Federal Funds wiring does not occur on days when the Federal Reserve is closed. The Funds reserve the right to accept orders to purchase or redeem shares, or to continue to accept such orders following the close of the NYSE, on any day that is not a business day or any day on which the NYSE closes early, provided the Federal Reserve remains open. The Funds also may establish special hours on those days to determine each Fund’s NAV. In the event that the Funds invoke the right to accept orders to purchase or redeem shares on any day that is not a business day or adopt special hours of operation, the Funds will post advance notice of these events at www.ssga.com/cash.

Each of the Funds seeks to maintain a $1.00 per share NAV and, accordingly, uses the amortized cost valuation method, in compliance with Rule 2a-7’s risk limiting conditions, to value its portfolio instruments. The amortized cost valuation method initially prices an instrument at its cost and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument.

If you hold shares of a Fund through a broker-dealer or other financial intermediary, your intermediary may offer additional services and account features that are not described in this Prospectus. Please contact your intermediary directly for an explanation of these services.

Purchasing Shares.    The price for Fund shares is the NAV per share. Orders will be priced at the NAV next calculated after the order is accepted by the Funds.

Purchase orders in good form (a purchase request is in good form if it meets the requirements implemented from time to time by the Funds’ transfer agent or a Fund, and for new accounts includes submission of a completed and signed application and all documentation necessary to open an account) on a business day will, if payment is received the same day by Fed Wire before the close of the Federal Reserve, if accepted, receive that day’s NAV and will earn dividends declared on the date of the purchase. All purchases that are made by check will begin earning dividends the following business day after the day the order is accepted. (If you purchase shares by check, your order will not be in good form until the Fund’s transfer agent receives federal funds for the check.) All purchase orders are subject to acceptance by the Funds. The Funds intend to be as fully invested as is practicable; therefore, investments must be made in Federal Funds (i.e., monies credited to the account of the Funds’ custodian bank by a Federal Reserve Bank).

The minimum initial investment in Investment Class shares of the Funds is $25 million. Holdings of related customer accounts may be aggregated for purposes of determining the minimum investment amount. “Related customer accounts” include accounts held by the same investment or retirement plan, financial institution, broker, dealer or intermediary. The Funds and the Adviser reserve the right to increase or decrease the minimum amount required to open or maintain an account. There is no minimum subsequent investment, except in relation to maintaining certain minimum account balances (See “Redeeming Shares” below). The Funds require prior notification of subsequent investments in excess of: $5,000,000 for the Tax Free Fund; $10,000,000 for the Treasury Fund; and $50,000,000 for the ILR Fund, U.S. Government Fund, and Treasury Plus Fund.

The Funds reserve the right to cease accepting investments at any time or to reject any investment order. In addition, the ILR Fund, U.S. Government Fund and the Treasury Plus Fund may limit the amount of a purchase order received after 3:00 p.m. ET. The Treasury Fund may limit the amount of a purchase order received after 12:00 p.m. (noon) ET.

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How to Purchase Shares

By Mail:

An initial investment in the Funds must be preceded or accompanied by a completed, signed Institutional Account Application Form, sent to:

State Street Institutional Trust Funds

P.O. Box 8048

Boston, MA 02205-8048

By Overnight: State Street Institutional Trust Funds 30 Dan Road Canton, MA 02021-2809

By Telephone/Fax:

An initial investment in the Funds must be preceded or accompanied by a completed, signed Institutional Account Application Form, faxed to (816) 218-0400. Call the Fund at (866) 392-0869 between the hours of 8:00 a.m. ET and 5:00 p.m. ET to:

➢     confirm receipt of the faxed Institutional Account Application Form (initial purchases only),

➢     request your new account number (initial purchases only)

➢     confirm the amount being wired and wiring bank, and

➢     receive a confirmation number for your purchase order (your trade is not effective until you have received a confirmation number from the Fund).

For your initial investment, send the original, signed Institutional Account Application Form to the address above.

Wire Instructions:

Instruct your bank to transfer money by Federal Funds wire to:

State Street Bank and

Trust Company

1 Iron Street

Boston, MA 02110

ABA# 011000028

DDA# 9905-801-8

State Street Institutional Investment Trust

Fund name

Investment Class

Account Number

Account Registration

On Columbus Day and Veterans Day, you will not be able to purchase shares by wiring Federal Funds because the Federal Funds wiring does not occur on those days. Payment for Fund shares must be in Federal Funds (or converted to Federal Funds by the Transfer Agent) by the close of the Federal Reserve.

You will not be able to redeem shares from the account until the original Application has been received. The Funds and the Funds’ agents are not responsible for transfer errors by the sending or receiving bank and will not be liable for any loss incurred due to a wire transfer not having been received.

In accordance with certain federal regulations, the Trust is required to obtain, verify and record information that identifies each entity that applies to open an account. For this reason, when you open (or change ownership of) an account, the Trust will request certain information, including your name, residential/business address, date of birth (for individuals) and taxpayer identification number or other government identification number and other information that will allow us to identify you which will be used to verify your identity. The Trust may also request to review other identification documents such as driver license, passport or documents showing the existence of the business entity. If you do not provide sufficient information to verify your identity, the Trust will not open an account for you. As required by law, the Trust may employ various procedures, such as comparing your information to fraud databases or requesting additional information and documentation from you, to ensure that the information supplied by you is correct. The Trust reserves the right to reject any purchase for any reason, including failure to provide the Trust with information necessary to confirm your identity as required by law.

Redeeming Shares.    An investor may redeem all or any portion of its investment at the NAV next determined after it submits a redemption request, in proper form, to the Funds. Redemption orders are processed at the NAV next determined after a Fund receives a redemption order in good form. If a Fund receives a redemption order prior to its Valuation Time on a business day, the Fund may send payment for redeemed shares on that day. No dividends will be paid on shares that are redeemed and wired the same day. Each Fund, other than the ILR Fund, reserves the right to pay for redeemed shares within seven days after receiving a redemption order if, in the judgment of the Adviser, an earlier payment could adversely affect the Fund. For the ILR Fund, shares are redeemed, and payment for redeemed shares sent, no later than the next business day.

The right of any investor to receive payment with respect to any redemption may be suspended or the payment of the redemption proceeds postponed during any period in which the NYSE is closed (other than weekends or holidays) or trading on the NYSE is restricted or, to the extent otherwise permitted by the 1940 Act, if an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund fairly to determine the value of its net assets. In addition, the SEC may by order permit suspension of redemptions for the protection of shareholders of the Funds. Although each Fund attempts to maintain its NAV at $1.00 per share, there can be no assurance that it will be successful, and there can be no assurance that a shareholder will receive $1.00 per share upon any redemption.

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A request for a partial redemption by an investor whose account balance is below the minimum amount or a request for partial redemption by an investor that would bring the account below the minimum amount may be treated as a request for a complete redemption of the account. These minimums may be different for investments made through certain financial intermediaries as determined by their policies and may be waived in the Adviser’s discretion. The Funds reserve the right to modify minimum account requirements at any time with or without prior notice. The Funds also reserve the right to involuntarily redeem an investor’s account if the investor’s account balance falls below the applicable minimum amount due to transaction activity.

How to Redeem Shares

By Mail

Send a signed letter to:

  State Street Institutional Investment Trust Funds

  P.O. Box 8048

  Boston, MA 02205-8048

The letter should include information necessary to process your request as described below. The Fund may require a medallion guarantee in certain circumstances. See “Medallion Guarantees” below.

By Overnight	State Street Institutional Investment Trust Funds 30 Dan Road Canton, MA 02021-2809
By Telephone	Please Call (866) 392-0869 between the hours of 8:00 a.m. and 5 p.m. ET.

The Funds will need the following information to process your redemption request:

➢     name(s) of account owners;

➢     account number(s);

➢     the name of the Fund;

➢     your daytime telephone number; and

➢     the dollar amount or number of shares being redeemed

On any day that the Funds calculate NAV earlier than normal, the Funds reserve the right to adjust the times noted above for purchasing and redeeming shares.

Medallion Guarantees.    Certain redemption requests must include a medallion guarantee for each registered account owner if any of the following apply:

➢	Your account address has changed within the last 10 business days.

➢	Redemption proceeds are being transferred to an account with a different registration.
➢	A wire is being sent to a financial institution other than the one that has been established on your Fund account.

➢	Other unusual situations as determined by the Funds’ transfer agent.

All redemption requests regarding shares of the Funds placed after 4:00 p.m. ET (2:00 p.m. ET for the Treasury Fund) may only be placed by telephone or pre-established other means such as a transmission. The Funds reserve the right to postpone payments for redemption requests received after 4:00 p.m. ET (2:00 p.m. ET for the Treasury Fund) until the next business day. The Funds reserve the right to waive medallion guarantee requirements, require a medallion guarantee under other circumstances or reject or delay redemption if the medallion guarantee is not in good form. Medallion guarantees may be provided by an eligible financial institution such as a commercial bank, a FINRA member firm such as a stock broker, a savings association or a national securities exchange. A notary public cannot provide a medallion guarantee. The Funds reserve the right to reject a medallion guarantee if it is not provided by a STAMP Medallion guarantor.

About Telephone Transactions.    Telephone transactions are extremely convenient but are not free from risk. Neither the Funds nor the Funds’ agents will be responsible for any losses resulting from unauthorized telephone transactions if reasonable security procedures are followed. In addition, you are responsible for: (i) verifying the accuracy of all data and information transmitted by telephone, (ii) verifying the accuracy of your account statements immediately upon receipt, and (iii) promptly notifying the Funds of any errors or inaccuracies including, without limitation, any errors or inaccuracies relating to shareholder data or information transmitted by telephone. During periods of heavy market activity or other times, it may be difficult to reach the Funds by telephone. If you are unable to reach us by telephone, consider sending written instructions.

The Funds may terminate the receipt of redemption orders by telephone at any time, in which case you may redeem shares by other means.

If you choose to purchase or redeem shares by sending instructions by regular mail, they will not be deemed received in good order until they are released by the post office and redelivered to the Transfer Agent’s physical location at 30 Dan Road in Canton, MA 02021. There will be a time lag, which may be one or more

33

days, between regular mail receipt at the Boston post office box and redelivery to such physical location in Canton, and a Fund’s net asset value may change over those days. You might consider using express rather than regular mail if you believe time of receipt of your transaction request to be sensitive.

Excessive Trading.    Because the Funds are money market funds, the Funds’ Board of Trustees has not adopted policies and procedures with respect to frequent purchases and redemptions of Fund shares by Fund shareholders. Nonetheless, the Funds may take any reasonable action that they deem necessary or appropriate to prevent excessive trading in Fund shares without providing prior notification to the account holder. Such action may include rejecting any purchase, in whole or part, including, without limitation, by a person whose trading activity in Fund shares may be deemed harmful to the Fund. While the Funds attempt to discourage such excessive trading, there can be no guarantee that they will be able to identify investors who are engaging in excessive trading or limit their trading practices. Additionally, frequent trades of small amounts may not be detected. The Funds recognize that they may not always be able to detect or prevent excessive trading or other activity that may disadvantage the Funds or their shareholders.

DISTRIBUTION ARRANGEMENTS AND RULE 12b-1 FEES

The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act under which the Fund may compensate its distributor (or others) for services in connection with the distribution of the Fund’s Investment Shares and for services provided to Fund shareholders (the “Plan”). The Plan calls for payments at an annual rate (based on average daily net assets) of 0.10% of the Fund’s net assets attributable to its Investment Shares. Because these fees are paid out of the assets of the Fund attributable to its Investment Shares on an ongoing basis, they will increase the cost of your investment and may cost you more over time than paying other types of sales charges. Long-term shareholders of the Fund may pay more in Rule 12b-1 fees than the economic equivalent of the maximum front-end sales charge permitted by the Financial Industry Regulatory Authority, Inc. (“FINRA”).

The Funds’ Investment Class shares generally are sold to clients of financial intermediaries (“Service Organizations”), including affiliates of the Adviser, which have entered into shareholder servicing agree-

ments with the Funds or Distributor. Service Organizations agree to perform certain shareholder servicing, administrative and accounting services for their clients and customers who are beneficial owners of shares of the Funds. The Funds will make payments to Service Organizations for services provided at an annual rate of up to 0.25% of a Fund’s net assets attributable to its Investment Class shares. The Funds expect to reimburse the Distributor for any such payments made by the Distributor to Service Organizations.

Because the Fund pays distribution and other fees for the sale of their shares and for services provided to shareholders out of the Fund’s assets on an ongoing basis, over time those fees will increase the cost of your investment and may cost you more than paying other types of sales loads.

The Fund may pay distribution fees and other amounts described in this Prospectus at a time when shares of the Fund are unavailable for purchase.

OTHER PAYMENTS TO FINANCIAL INTERMEDIARIES

Financial intermediaries are firms that, for compensation, sell shares of mutual funds, including the Fund, and/or provide certain administrative and account maintenance services to mutual fund shareholders. Financial intermediaries may include, among others, brokers, financial planners or advisors, banks, and insurance companies.

In some cases, a financial intermediary may hold its clients’ Fund shares in nominee or street name. Shareholder services provided by a financial intermediary may (though they will not necessarily) include, among other things: processing and mailing trade confirmations, periodic statements, prospectuses, annual reports, semiannual reports, shareholder notices, and other SEC-required communications; capturing and processing tax data; issuing and mailing dividend checks to shareholders who have selected cash distributions; preparing record date shareholder lists for proxy solicitations; collecting and posting distributions to shareholder accounts; and establishing and maintaining systematic withdrawals and automated investment plans and shareholder account registrations.

The compensation paid by SSGM or its affiliates to a financial intermediary is typically paid continually over time, during the period when the intermediary’s clients hold investments in the Fund. The amount of

34

continuing compensation paid by SSGM or its affiliates to different financial intermediaries for distribution and/or shareholder services varies. The compensation is typically a percentage of the value of the financial intermediary’s clients’ investments in the Fund or a per account fee. The variation in compensation may, but will not necessarily, reflect enhanced or additional services provided by the intermediary.

SSGM and its affiliates (including SSgA FM), at their own expense and out of their own assets, may also provide other compensation to financial intermediaries in connection with sales of the Fund’s shares or the servicing of shareholders or shareholder accounts. Such compensation may include, but is not limited to, financial assistance to financial intermediaries in connection with conferences, sales, or training programs for their employees; seminars for the public; advertising or sales campaigns; or other financial intermediary-sponsored special events. In some instances, this compensation may be made available only to certain financial intermediaries whose representatives have sold or are expected to sell significant amounts of shares. Dealers may not use sales of the Fund’s shares to qualify for this compensation to the extent prohibited by the laws or rules of any state or any self-regulatory agency, such as FINRA.

If payments to financial intermediaries by the distributor or adviser for a particular mutual fund complex exceed payments by other mutual fund complexes, your financial advisor and the financial intermediary employing him or her may have an incentive to recommend that fund complex over others. Please speak with your financial advisor to learn more about the total amounts paid to your financial advisor and his or her firm by SSGM and its affiliates and by sponsors of other mutual funds he or she may recommend to you. You should also consult disclosures made by your financial intermediary at the time of purchase.

DIVIDENDS, DISTRIBUTIONS AND TAX CONSIDERATIONS

The Funds intend to declare dividends on shares from net investment income daily and pay them as of the last business day of each month. Distributions from capital gains, if any, will be made annually in December.

The following discussion is a summary of some important U.S. federal tax considerations generally applicable to investments in the Funds. Your investment in the Funds may have other tax implications. Please consult your tax advisor about foreign, federal, state, local or other tax laws applicable to you. Investors, including non-U.S. investors, should consult the SAI tax section for more complete disclosure.

Each Fund has elected to be treated as a regulated investment company and intends each year to qualify and to be eligible to be treated as such. A regulated investment company is generally not subject to tax at the corporate level on income and gains that are distributed to shareholders. However, a Fund’s failure to qualify as a regulated investment company would result in corporate level taxation, and consequently, a reduction in income available for distribution to shareholders.

For federal income tax purposes, distributions of investment income (other than “exempt-interest dividends” described below) are generally taxable to you as ordinary income. Taxes on distributions of capital gains generally are determined by how long the applicable Portfolio owned the investments that generated them, rather than how long you have owned your Fund shares. The Funds generally do not expect to make distributions that are eligible for taxation as long-term capital gains.

Distributions from the Tax Free Fund properly reported as “exempt-interest dividends” are not generally subject to federal income tax, including the federal alternative minimum tax for individuals, but may be included in “adjusted current earnings” for purposes of the federal alternative minimum tax for corporate shareholders and may be subject to state and local taxes. If you receive Social Security or railroad retirement benefits, you should consult your tax advisor to determine what effect, if any, an investment in the Tax Free Fund may have on the federal taxation of your benefits. Distributions of the Tax Free Fund’s income other than exempt-interest dividends generally will be taxable as ordinary income, and distributions of the Tax Free Fund’s net long-term and short-term capital gains (if any) generally will be taxable to you as long-term or short-term capital gain, as applicable, including in respect of gains generated from the sale or other disposition of tax-exempt municipal obligations. The Tax Free Portfolio may also invest a portion of its assets in securities that generate income (that will be allocated to and distributed by the Fund) that will be subject to both federal and state taxes.

Distributions (other than distributions of exempt-interest dividends) are taxable whether you receive them in cash or reinvest them in additional shares. Any gains

35

resulting from the redemption of Fund shares will generally be taxable to you as either short-term or long-term capital gain, depending upon how long you have held your shares in the Fund.

A 3.8% Medicare contribution tax is imposed on the “net investment income” of individuals, estates and trusts whose income exceeds certain threshold amounts. Net investment income generally includes for this purpose dividends paid by a Fund, including any capital gain dividends, and net capital gains recognized on the redemption of shares of a Fund.

If you are not a citizen or permanent resident of the United States, each Fund’s ordinary income dividends, but not its exempt-interest dividends, will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies or unless such income is effectively connected with a U.S. trade or business. For distributions with respect to taxable years of the Funds beginning before January 1, 2014, a Fund was able, under certain circumstances, to report in a written notice to shareholders all or a portion of a dividend as an “interest-related dividend” or a “short-term capital gain dividend” that if received by a nonresident alien or foreign entity generally was exempt from the 30% U.S. withholding tax, provided that certain other requirements are met. These exemptions have expired for distributions with respect to taxable years of a Fund beginning on or after January 1, 2014. Therefore, as of the date of this Prospectus, the Funds (or intermediaries, as applicable) are currently required to withhold on distributions to non-resident aliens or foreign entities attributable to net interest or short-term capital gains that were formerly eligible for this withholding exemption. It is currently unclear whether Congress will extend this exemption for distributions with respect to taxable years of the Funds beginning on or after January 1, 2014, or what the terms of such an extension would be, including whether such extension would have retroactive effect.

36

FINANCIAL HIGHLIGHTS

The Financial Highlights table is intended to help you understand the financial performance of the ILR Fund, the Tax Free Fund, the U.S. Government Fund, the Treasury Fund, and the Treasury Plus Fund, for the past five years. Certain information reflects financial results for a single Investment Class share of each Fund. The total return in the table represents the rate that an investor would have earned (or lost) on an investment in Investment Class shares of each Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, whose report, along with each listed Fund’s financial statements, is included in the Funds’ annual report, which is available upon request. The financial information included in this table should be read in conjunction with the financial statements incorporated by reference in the SAI.

37

State Street Institutional Investment Trust

Financial Highlights — Selected data for a share of beneficial interest outstanding throughout each period is presented below(a):

Period Ended December 31,	Net Asset Value Beginning of Period	Net Investment Income/(Loss)		Gain (Loss) on Investments		Total from Investment Operations		Distributions from Net Investment Income		Distributions from Capital Gains		Total Distributions
Liquid Reserves Fund
Investment Class
2013	$1.0000	$0.0000	(d)	$0.0000	(d)	$0.0000	(d)	$(0.0000	)(d)	$(0.0000	)(d)	$(0.0000	)(d)
2012	$1.0000	$0.0000	(d)	$0.0000	(d)	$0.0000	(d)	$(0.0000	)(d)	$(0.0000	)(d)	$(0.0000	)(d)
2011	$1.0000	$0.0000	(d)	$0.0000	(d)	$0.0000	(d)	$–		$–		$–
2010	$1.0000	$0.0000	(d)	$0.0000	(d)	$0.0000	(d)	$(0.0000	)(d)	$–		$(0.0000	)(d)
2009	$1.0000	$0.0019		$0.0000	(d)	$0.0019		$(0.0019)		$–		$(0.0019)
Tax Free Money Market Fund
Investment Class
2013	$1.0000	$0.0000	(d)	$–		$0.0000	(d)	$–		$–		$–
2012	$1.0000	$0.0000	(d)	$–		$0.0000	(d)	$–		$–		$–
2011	$1.0000	$0.0000	(d)	$0.0000	(d)	$0.0000	(d)	$–		$–		$–
2010	$1.0000	$0.0001		$0.0002		$0.0003		$(0.0001)		$(0.0002)		$(0.0003)
2009	$1.0000	$0.0022		$0.0000	(d)	$0.0022		$(0.0022)		$–		$(0.0022)
U.S. Government Money Market Fund
Investment Class
2013	$1.0000	$0.0000	(d)	$–		$0.0000	(d)	$–		$–		$–
2012	$1.0000	$0.0000	(d)	$0.0000	(d)	$0.0000	(d)	$–		$–		$–
2011	$1.0000	$(0.0001)		$0.0001		$0.0000	(d)	$–		$–		$–
2010	$1.0000	$0.0001		$(0.0001)		$0.0000	(d)	$(0.0000	)(d)	$–		$(0.0000	)(d)
2009	$1.0000	$0.0006		$(0.0001)		$0.0005		$(0.0005)		$–		$(0.0005)

(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of its corresponding Portfolio.

(b)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total returns for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.

(c)	This expense waiver is reflected in both the net operating expense and the net investment income ratios shown above. Without these waivers, net investment income would have been lower.

(d)	Amount is less than $0.00005 per share.

(e)	Amount is less than 0.005%.

38

Period Ended December 31,	Net Asset Value End of Period	Ratios to Average Net Assets/Supplemental Data(a)							Net Assets End of Period (000s omitted)
		Total Return(b)		Gross Expenses	Net Expenses	Net Investment Income		Expense Waiver(c)
Liquid Reserves Fund
Investment Class
2013	$1.0000	0.00	%(e)	0.47%	0.22%	0.00	%(e)	0.25%	$1,013,152
2012	$1.0000	0.00	%(e)	0.47%	0.32%	0.00	%(e)	0.15%	$961,168
2011	$1.0000	0.00	%(e)	0.46%	0.27%	0.00	%(e)	0.19%	$992,736
2010	$1.0000	0.00	%(e)	0.47%	0.31%	0.00	%(e)	0.16%	$905,604
2009	$1.0000	0.19%		0.49%	0.44%	0.16%		0.05%	$886,988
Tax Free Money Market Fund
Investment Class
2013	$1.0000	0.00	%(e)	0.55%	0.07%	0.00%		0.48%	$188,863
2012	$1.0000	0.00	%(e)	0.56%	0.12%	0.00	%(e)	0.44%	$368,245
2011	$1.0000	0.00	%(e)	0.54%	0.15%	0.00	%(e)	0.39%	$244,087
2010	$1.0000	0.02%		0.52%	0.24%	0.00	%(e)	0.28%	$290,874
2009	$1.0000	0.22%		0.54%	0.41%	0.23%		0.13%	$276,146
U.S. Government Money Market Fund
Investment Class
2013	$1.0000	0.00	%(e)	0.47%	0.10%	0.00%		0.37%	$691,469
2012	$1.0000	0.00	%(e)	0.47%	0.14%	0.00	%(e)	0.33%	$654,978
2011	$1.0000	0.00	%(e)	0.47%	0.11%	0.00	%(e)	0.36%	$638,101
2010	$1.0000	0.00	%(e)	0.48%	0.19%	0.00	%(e)	0.29%	$479,133
2009	$1.0000	0.05%		0.48%	0.37%	0.05%		0.11%	$551,857

39

State Street Institutional Investment Trust

Financial Highlights — Selected data for a share of beneficial interest outstanding throughout each period is presented below(a):

Year Ended December 31,	Net Asset Value Beginning of Year	Net Investment Income/(Loss)		Gain (Loss) on Investments		Total from Investment Operations		Distributions from Net Investment Income		Distributions from Capital Gains		Total Distributions
Treasury Money Market Fund
Investment Class
2013	$1.0000	$0.0000	(d)	$0.0000	(d)	$0.0000	(d)	$(0.0000	)(d)	$(0.0000	)(d)	$(0.0000	)(d)
2012	$1.0000	$0.0000	(d)	$0.0000	(d)	$0.0000	(d)	$–		$(0.0000	)(d)	$(0.0000	)(d)
2011	$1.0000	$0.0000	(d)	$0.0000	(d)	$0.0000	(d)	$(0.0000	)(d)	$–		$(0.0000	)(d)
2010	$1.0000	$0.0000	(d)	$0.0000	(d)	$0.0000	(d)	$(0.0000	)(d)	$–		$(0.0000	)(d)
2009	$1.0000	$0.0001		$0.0000	(d)	$0.0001		$(0.0001)		$(0.0000	)(d)	$(0.0001)
Treasury Plus Money Market Fund
Investment Class
2013	$1.0000	$(0.0001)		$0.0001		$0.0000	(d)	$–		$(0.0000	)(d)	$(0.0000	)(d)
2012	$1.0000	$0.0000	(d)	$0.0000	(d)	$0.0000	(d)	$–		$–		$–
2011	$1.0000	$0.0000	(d)	$(0.0000	)(d)	$0.0000	(d)	$–		$–		$–
2010	$1.0000	$0.0000	(d)	$(0.0000	)(d)	$0.0000	(d)	$–		$–		$–
2009	$1.0000	$0.0001		$0.0001		$0.0002		$(0.0002)		$(0.0000	)(d)	$(0.0002)

(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of its corresponding Portfolio.

(b)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total returns for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.

(c)	This expense waiver is reflected in both the net operating expense and the net investment income ratios shown above. Without these waivers, net investment income would have been lower.

(d)	Amount is less than $0.00005 per share.

(e)	Amount is less than 0.005%.

40

Year Ended December 31,	Net Asset Value End of Year	Ratios to Average Net Assets/Supplemental Data(a)							Net Assets End of Year (000s omitted)
		Total Return(b)		Gross Expenses	Net Expenses	Net Investment Income		Expense Waiver(c)
Treasury Money Market Fund
Investment Class
2013	$1.0000	0.00	%(e)	0.47%	0.07%	0.00	%(e)	0.40%	$1,407,207
2012	$1.0000	0.00	%(e)	0.47%	0.08%	0.00	%(e)	0.39%	$1,475,932
2011	$1.0000	0.00	%(e)	0.48%	0.05%	0.00	%(e)	0.43%	$1,381,305
2010	$1.0000	0.00	%(e)	0.48%	0.13%	0.00	%(e)	0.35%	$866,341
2009	$1.0000	0.01%		0.48%	0.14%	0.00	%(e)	0.34%	$696,453
Treasury Plus Money Market Fund
Investment Class
2013	$1.0000	0.00	%(e)	0.48%	0.08%	0.00	%(e)	0.40%	$73,449
2012	$1.0000	0.00	%(e)	0.49%	0.13%	0.00	%(e)	0.36%	$95,222
2011	$1.0000	0.00	%(e)	0.49%	0.08%	0.00	%(e)	0.41%	$141,023
2010	$1.0000	0.00	%(e)	0.50%	0.15%	0.00	%(e)	0.35%	$122,577
2009	$1.0000	0.02%		0.50%	0.17%	0.00	%(e)	0.33%	$146,099

41

For more information about the Funds:

The Funds’ SAI includes additional information about the Funds and is incorporated by reference into this document. Additional information about the Funds’ investments is available in the Funds’ annual and semi-annual reports to shareholders.

The SAI and the Funds’ annual and semi-annual reports are available, without charge, upon request. Shareholders in the Funds may make inquiries to the Funds to receive such information by calling State Street Global Markets, LLC at (877) 521-4083 or by writing to the Funds, c/o State Street Global Markets, LLC, State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111-2900. The Funds’ website address is http://www.ssga.com/cash.

Information about the Funds (including the SAI) can be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the Funds are available free of charge on the EDGAR Database on the Commission’s Internet site at http://www.sec.gov. Copies of this information also may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission’s Public Reference Section, Washington, D.C. 20549-1520.

SSgA Funds Management, Inc.

STATE STREET FINANCIAL CENTER

ONE LINCOLN STREET

BOSTON, MASSACHUSETTS 02111

SSITINVPRO

The State Street Institutional Investment Trust’s Investment Company Act File Number is 811-09819.

State Street Institutional Investment Trust

STATE STREET INSTITUTIONAL LIQUID RESERVES FUND (LRSXX)

STATE STREET INSTITUTIONAL TAX FREE MONEY MARKET FUND (TASXX)

STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND (GVSXX)

STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND (TYSXX)

STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND (TPSXX)

SERVICE CLASS

Prospectus Dated April 30, 2014

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN ANY OF THE FUNDS OFFERED BY THIS PROSPECTUS IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUNDS.

EACH FUND OFFERS MULTIPLE CLASSES OF SHARES. THIS PROSPECTUS COVERS ONLY THE SERVICE CLASS.

2

STATE STREET INSTITUTIONAL LIQUID RESERVES FUND

Investment Objective

The investment objective of State Street Institutional Liquid Reserves Fund (the “ILR Fund” or sometimes referred to in context as the “Fund”) is to seek to maximize current income, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value (“NAV”) by investing in U.S. dollar-denominated money market securities.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy and hold shares of the ILR Fund. The expenses shown in the table and the Example reflect the expenses of the Fund and the Fund’s proportionate share of the expenses of the State Street Money Market Portfolio (the “Money Market Portfolio” or sometimes referred to in context as the “Portfolio”).

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment) (1)

Management Fee	0.05%
Other Expenses	0.07%
-Service Fee	0.05%
Total Annual Fund Operating Expenses(2)	0.17%

(1)	Amounts reflect the total expenses of the Money Market Portfolio and the Fund restated to reflect current fees.
(2)	The Fund’s investment adviser, SSgA Funds Management, Inc. (the “Adviser” or “SSgA FM”), may voluntarily reduce all or a portion of its fees and/or reimburse expenses of the Fund to the extent necessary to avoid negative yield (the “Voluntary Reduction”), or a yield below a specified level, which may vary from time to time in the Adviser’s sole discretion. The Fund has agreed, subject to certain limitations, to reimburse the Adviser for the full dollar amount of any Voluntary Reduction incurred after October 1, 2012. As of December 31, 2013, the Adviser had not waived fees and/or reimbursed expenses under the Voluntary Reduction. The Adviser may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the Fund, without limitation. Any future reimbursement by the Fund of the Voluntary Reduction would increase the Fund’s expenses and reduce the Fund’s yield. There is no guarantee that the Voluntary Reduction will be in effect at any given time or that the Fund will be able to avoid a negative yield.

Example

This Example is intended to help you compare the cost of investing in the ILR Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$ 17	$ 55	$96	$217

Principal Investment Strategies

The ILR Fund invests substantially all of its investable assets in the Money Market Portfolio.

The Money Market Portfolio follows a disciplined investment process in which SSgA FM, the Portfolio’s investment adviser, SSgA FM bases its decisions on the relative attractiveness of different money market instruments. In the Adviser’s opinion, the attractiveness of an instrument may vary depending on the general level of interest rates, as well as imbalances of supply and demand in the market. The Portfolio invests in accordance with regulatory requirements applicable to money market funds, which require, among other things, the Portfolio to invest only in short-term, high quality debt obligations (generally, securities that have remaining maturities of 397 calendar days or less and either have been rated in one of the two highest short-term rating categories or are considered by the Portfolio to be of comparable quality), to maintain a maximum dollar-weighted average maturity of 60 days or less, and to meet requirements as to portfolio diversification and liquidity.

The Portfolio attempts to meet its investment objective by investing in a broad range of money market instruments. These may include among other things: U.S. government securities, including U.S. Treasury bills, notes and bonds and other securities issued or guaranteed as to principal and/or interest, as applicable, by the U.S. government or its agencies or instrumentalities; certificates of deposits and time deposits of U.S. and foreign banks; commercial paper and other high quality obligations of U.S. or foreign companies; asset-backed securities, including asset-backed commercial paper; mortgage-related securities; and repurchase agreements. These instruments may bear fixed, variable or floating rates

3

of interest or may be zero-coupon securities. The Portfolio also may invest in shares of other money market funds, including funds advised by the Adviser. Under normal market conditions, the Portfolio intends to invest more than 25% of its total assets in bank obligations. A substantial portion of the Portfolio may be invested in securities that are issued or traded pursuant to exemptions from registration under the federal securities laws.

Principal Investment Risks

An investment in the Fund is not a deposit in a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

In addition, the Fund is subject to the following risks:

•	Risks of Investing Principally in Money Market Instruments:

•	Interest Rate Risk — The risk that interest rates will rise, causing the value of the Portfolio’s investments to fall. Also, the risk that as interest rates decline, the amount of income the Portfolio receives on its new investments generally will decline.

•	Credit Risk — The risk that an issuer, guarantor or liquidity provider of an instrument will be unable, or will be perceived to be unable, to make scheduled interest or principal payments, and that the value of the instrument will fall as a result.

•	Liquidity Risk — The risk that the Portfolio may not be able to sell some or all of its securities at desired prices, or may be unable to sell the securities at all, because of a lack of demand in the market for such securities, or a liquidity provider defaults on its obligation to purchase the securities when properly tendered by the Portfolio.

•	Prepayment Risk and Extension Risk — Applicable primarily to mortgage-related and other asset-backed securities, the risks that loan obligations may be repaid faster or slower than expected, causing the Portfolio to invest repayment proceeds in, or continue to hold, lower yielding securities, as the case may be.
•	Stable Share Price Risk: If the market value of one or more of the Portfolio’s investments changes substantially, the Fund may not be able to maintain a stable share price of $1.00. This risk typically is higher during periods of rapidly changing interest rates or when issuer credit quality generally is falling, and is made worse when the Portfolio experiences significant redemption requests.

•	Master/Feeder Structure Risk: The Fund’s performance may be adversely affected as a result of large cash inflows to or outflows from the Portfolio and any related disruption to the Portfolio’s investment program.

•	Low Short-Term Interest Rate Risk: At the date of this Prospectus, short-term interest rates are at historically low levels, and so the Fund’s yield is very low. It is possible that the Portfolio will generate an insufficient amount of income to pay its expenses, and that it and/or the Fund will not be able to pay a daily dividend and may have a negative yield (i.e., it may lose money on an operating basis). It is possible that the Portfolio will maintain a substantial portion of its assets in cash, on which it would earn little, if any, income.

•	Banking Industry Risk: To the extent the Port- folio concentrates its investments in bank obligations, financial, economic, business, and other developments in the banking industry will have a greater effect on the Portfolio than if it had not concentrated its assets in the banking industry. Adverse changes in the banking industry may include, among other things, banks experiencing substantial losses on loans, increases in non-performing assets and charge-offs and declines in total deposits.

•	Repurchase Agreement Risk: In a repurchase agreement, the Portfolio purchases a security from a seller at one price and simultaneously agrees to sell it back to the original seller at an agreed-upon price. If the Portfolio’s counterparty is unable to honor its commitments, the Portfolio may be unable to recover its purchase price and may be prevented or delayed from realizing on the security to make up any losses.

•

Mortgage-Related and Other Asset-Backed Securities Risk: Defaults, or perceived increases in the risk of defaults, on the loans underlying mortgage-related or asset-backed securities may impair the values of the securities. These securities also present a higher degree of prepayment risk (when repayment of principal occurs before scheduled maturity) and

4

extension risk (when rates of repayment of principal are slower than expected) than do other types of fixed income securities. The enforceability of security interests that support these securities may, in some cases, be subject to limitations.

•	Foreign Securities Risk: The Portfolio may invest in U.S. dollar denominated instruments issued by foreign governments, corporations and financial institutions. Foreign securities are subject to political, economic, and regulatory risks not present in domestic investments. Returns on investments in securities issued by foreign issuers could be more volatile than securities issued by U.S. issuers. Foreign investments may be affected by, among other things, changes in currency exchange rates; currency controls; different accounting, auditing, financial reporting, and legal standards and practices applicable in foreign countries; tax withholding; and higher transaction costs. Foreign banks, or their domestic or foreign branches, may be subject to less rigorous regulation than U.S. banks operating in the United States, and may not be required to meet financial, capital, and other requirements applicable to U.S. banks. Foreign laws and accounting standards typically are not as strict as they are in the U.S. so there may be fewer restrictions on loan limitations, less frequent examinations and less stringent requirements regarding reserve accounting, auditing, recordkeeping and public reporting requirements.

•	U.S. Government Sponsored Enterprises Risk: Securities of certain U.S. government agencies and instrumentalities are not supported by the full faith and credit of the U.S. Government, and to the extent the Portfolio owns such securities, it must look to the agency or instrumentality issuing or guaranteeing the securities for repayment.

•	Variable and Floating Rate Securities Risk: The Portfolio may purchase variable and floating rate securities, whose interest rates change based on changes in market interest rates. As a result, the interest paid on such securities will tend to fall as market interest rates fall generally, and the interest rates on such securities may not rise as rapidly as general market rates.

•	Market Risk: The values of the securities in which the Portfolio invests may go up or down in response to the prospects of individual issuers and/or general economic conditions. Price changes may be temporary or may last for. extended periods. Recent instability in the financial markets has led the U.S. Government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. The withdrawal of this support could negatively affect the value and liquidity of certain securities or of markets generally. In addition, legislation recently enacted in the U.S. calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be fully known for some time

•	Money Market Fund Regulatory Risk: It is possible that the U.S. Securities and Exchange Commission (“SEC”) or another agency will adopt regulations that change in very important respects the operation of money market funds. Any such regulatory changes could impact important characteristics of the Fund, including liquidity of an investment in the Fund or the Fund’s ability to maintain a stable net asset value per share.

Performance

The bar chart and table below provide some indication of the risks of investing in the ILR Fund (as represented by the performance of the Fund’s Institutional Class) by illustrating the variability of the Fund’s returns during the years since inception. The Fund’s past performance does not necessarily indicate how the Fund will perform in the future. Performance history will be available for the Service Class of the Fund after it has been in operation for one calendar year. The Institutional Class has lower expenses and higher expected returns than the Service Class. The primary difference in expenses is that the Institutional Class does not bear shareholder servicing fees. Current performance information for the Fund is available toll free by calling (877) 521-4083 or by visiting our website at www.ssga.com/cash.

State Street Institutional Liquid Reserves Fund

Total Return for the Calendar Years Ended December 31

Returns would have been lower if operating expenses had not been reduced. During the period shown in the bar chart, the highest return for a quarter was 1.33% (quarter ended

5

12/31/06) and the lowest return for a quarter was 0.02% (quarter ended 9/30/13).

Average Annual Total Returns

For the Periods Ended December 31, 2013

	1-Year	5-Year	Since the Inception Date of the Fund
State Street Institutional Liquid Reserves Fund-Institutional Class	0.10%	0.23%	1.91%

To obtain the Fund’s current yield, please call
(877) 521-4083.

Investment Adviser

SSgA FM serves as the investment adviser to the Fund.

Purchase and Sale of Fund Shares

For important information about purchase and sale of Fund shares, please turn to “Other Information” on page 20 of the prospectus.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

For important information about financial intermediary compensation, please turn to “Other Information” on page 20 of the prospectus.

6

STATE STREET INSTITUTIONAL TAX FREE MONEY MARKET FUND

Investment Objective

The investment objective of State Street Institutional Tax Free Money Market Fund (the “Tax Free Fund” or sometimes referred to in context as the “Fund”) is to seek to maximize current income, exempt from federal income taxes, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share NAV.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Tax Free Fund. The expenses shown in the table and the Example reflect the expenses of the Fund and the Fund’s proportionate share of the expenses of State Street Tax Free Money Market Portfolio (the “Tax Free Portfolio” or sometimes referred to in context as the “Portfolio”).

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment) (1)

Management Fee	0.05%
Other Expenses	0.15%
-Service Fee	0.05%
Total Annual Fund Operating Expenses(2)	0.25%

(1)	Amounts reflect the total expenses of the Tax Free Portfolio and the Fund.
(2)	The Fund’s investment adviser, SSgA Funds Management, Inc. (the “Adviser” or “SSgA FM”), may voluntarily reduce all or a portion of its fees and/or reimburse expenses of the Fund to the extent necessary to avoid negative yield (the “Voluntary Reduction”), or a yield below a specified level, which may vary from time to time in the Adviser’s sole discretion. The Fund has agreed, subject to certain limitations, to reimburse the Adviser for the full dollar amount of any Voluntary Reduction incurred after October 1, 2012. As of December 31, 2013, the Adviser had not waived fees and/or reimbursed expenses under the Voluntary Reduction. The Adviser may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the Fund, without limitation. Any future reimbursement by the Fund of the Voluntary Reduction would increase the Fund’s expenses and reduce the Fund’s yield. There is no guarantee that the Voluntary Reduction will be in effect at any given time or that the Fund will be able to avoid a negative yield.

Example

This Example is intended to help you compare the cost of investing in the Tax Free Fund with the costs of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions yours costs would be:

1 Year	3 Years	5 Years	10 Years
$ 26	$81	$141	$318

Principal Investment Strategies

The Tax Free Fund invests substantially all of its investable assets in the Tax Free Portfolio.

The Tax Free Portfolio has a fundamental policy of investing at least 80% of its net assets (plus borrowings, if any) in federal tax-exempt, high quality, short-term municipal securities of all types. However, the Portfolio generally invests substantially all of its assets in instruments exempt from ordinary federal income tax. The Portfolio may invest up to 20% of its net assets in federally taxable money market instruments (including those subject to the Federal alternative minimum tax), including securities issued by or guaranteed as to principal and/or interest, as applicable, by the U.S. government or its agencies and instrumentalities, as well as certificates of deposit, commercial paper and repurchase agreements. The Portfolio may buy or sell securities on a when-issued or forward commitment basis.

The Portfolio follows a disciplined investment process that attempts to provide stability of principal, liquidity and current income through all market conditions, by investing in high quality money market instruments. Among other things, SSgA FM, the Portfolio’s investment adviser, conducts its own credit analyses of potential investments and portfolio holdings, and relies substantially on a dedicated short-term credit research team. The Portfolio invests in accordance with regulatory requirements applicable to money market funds, which require, among other things, the Portfolio to invest only in short-term, high quality debt obligations, (generally, securities that have remaining maturities of 397 calendar days or less and either have been rated in one of the two highest short-term rating categories or are considered by the Portfolio to be of comparable quality), to maintain a maximum dollar-weighted average maturity of 60 days or less, and to meet requirements as to portfolio diversification and liquidity. All securities held by the Portfolio are U.S. dollar-denominated,

7

and they may have fixed, variable or floating interest rates, or may be zero-coupon securities.

The Portfolio attempts to meet its investment objective by investing in, among other things:

•	Securities issued by states, municipalities and their political subdivisions and agencies and certain territories and possessions of the U.S. (“municipal securities”), including:

•	General obligation bonds and notes;

•	Revenue bonds and notes;

•	Commercial paper and other privately issued securities;

•	Tender option bonds;

•	Private activity bonds;

•	Industrial development bonds;

•	Municipal lease contracts; and

•	Securities of other investment companies with similar investment guidelines.

Principal Investment Risks

An investment in the Fund is not a deposit in a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

In addition, the Fund is subject to the following risks:

•	Risks of Investing Principally in Money Market Instruments:

•	Interest Rate Risk — The risk that interest rates will rise, causing the value of the Portfolio’s investments to fall. Also, the risk that as interest rates decline, the amount of income the Portfolio receives on its new investments generally will decline.

•	Credit Risk — The risk that an issuer, guarantor or liquidity provider of an instrument will be unable, or will be perceived to be unable, to make scheduled interest or principal payments, and that the value of the instrument will fall as a result.

•	Liquidity Risk — The risk that the Portfolio may not be able to sell some or all of its securities at desired prices, or may be unable to sell the securities at all, because of a lack of demand in the market for such securities, or a liquidity provider defaults on its obligation to purchase the securities when properly tendered by the Portfolio.

•	Master/Feeder Structure Risk: The Fund’s performance may be adversely affected as a result of large cash inflows to or outflows from the Portfolio and any related disruption to the Portfolio’s investment program.

•	Repurchase Agreement Risk: In a repurchase agreement, the Portfolio purchases a security from a seller at one price and simultaneously agrees to sell it back to the original seller at an agreed-upon price. If the Portfolio’s counterparty is unable to honor its commitments, the Portfolio may be unable to recover its purchase price and may be prevented or delayed from realizing on the security to make up any losses.

•	Stable Share Price Risk: If the market value of one or more of the Portfolio’s investments changes substantially, the Fund may not be able to maintain a stable share price of $1.00. This risk typically is higher during periods of rapidly changing interest rates or when issuer credit quality generally is falling, and is made worse when the Portfolio experiences significant redemption requests.

•	Municipal Securities Risk: The municipal securities markets in which the Portfolio invests may be volatile and may be significantly affected by adverse tax, legislative or political changes and the financial condition of the issuers of municipal securities. The values of municipal securities that depend on a specific revenue source to fund their payment obligations may fluctuate as a result of changes in the cash flows generated by the revenue source or changes in the priority of the municipal security to receive the cash flows generated by the revenue source.

•	Low Short-Term Interest Rate Risk: At the date of this Prospectus, short-term interest rates are at historically low levels, and so the Fund’s yield is very low. It is possible that the Portfolio will generate an insufficient amount of income to pay its expenses, and that it and/or the Fund will not be able to pay a daily dividend and may have a negative yield (i.e., it may lose money on an operating basis). It is possible that the Portfolio will maintain a substantial portion of its assets in cash, on which it would earn little, if any, income.

•	Market Risk: The values of the securities in which the Portfolio invests may go up or down in response to the prospects of individual issuers and/or general economic conditions. Price changes may be

8

temporary or may last for extended periods. Recent instability in the financial markets has led the U.S. Government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. The withdrawal of this support could negatively affect the value and liquidity of certain securities or of markets generally. In addition, legislation recently enacted in the U.S. calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be fully known for some time.

•	Variable and Floating Rate Securities Risk: The Portfolio may purchase variable and floating rate securities, whose interest rates change based on changes in market interest rates. As a result, the interest paid on such securities will tend to fall as market interest rates fall generally, and the interest rates on such securities may not rise as rapidly as general market rates.

•	Money Market Fund Regulatory Risk: It is possible that the U.S. Securities and Exchange Commission (“SEC”) or another agency will adopt regulations that change in very important respects the operation of money market funds. Any such regulatory changes could impact important characteristics of the Fund, including liquidity of an investment in the Fund or the Fund’s ability to maintain a stable net asset value per share.

Performance

The bar chart and table below provide some indication of the risks of investing in the Tax Free Fund (as represented by the performance of the Fund’s Institutional Class) by illustrating the variability of the Fund’s returns during the years since inception. The Fund’s past performance does not necessarily indicate how the Fund will perform in the future. Performance history will be available for the Service Class of the Fund after it has been in operation for one calendar year. The Institutional Class has lower expenses and higher expected returns than the Service Class. The primary difference in expenses is that the Institutional Class does not bear shareholder servicing fees. Current performance information for the Fund is available toll free by calling (877) 521-4083 or by visiting our website at www.ssga.com/cash.

State Street Institutional Tax Free Money Market Fund

Total Return for the Calendar Years Ended December 31

During the period shown in the bar chart, the highest return for a quarter was 0.70% (quarter ended 03/31/08) and the lowest return for a quarter was 0.00% (quarter ended 12/31/13).

Average Annual Total Returns

For the Periods Ended December 31, 2013

	1-Year	5-Year	Since the Inception Date of the Fund
State Street Institutional Tax Free Money Market Fund-Institutional Class	0.00%	0.11%	0.86%

To obtain the Fund’s current yield, please call
(877) 521-4083.

Investment Adviser

SSgA FM serves as the investment adviser to the Fund.

Purchase and Sale of Fund Shares

For important information about purchase and sale of Fund shares, please turn to “Other Information” on page 20 of the prospectus.

Tax Information

The Fund intends to distribute income that is exempt from U.S. federal income tax and the U.S. federal alternative minimum tax. However, a portion of the Fund’s distributions may be subject to federal income tax or to federal alternative minimum tax.

Payments to Broker-Dealers and Other Financial Intermediaries

For important information about financial intermediary compensation, please turn to “Other Information” on page 20 of the prospectus.

9

STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND

Investment Objective

The investment objective of State Street Institutional U.S. Government Money Market Fund (the “U.S. Government Fund” or sometimes referred to in context as the “Fund”) is to seek to maximize current income, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value (“NAV”).

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy and hold shares of the U.S. Government Fund. The expenses shown in the table and the Example reflect the expenses of the Fund and the Fund’s proportionate share of the expenses of State Street U.S. Government Money Market Portfolio (the “U.S. Government Portfolio” or sometimes referred to in context as the “Portfolio”).

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment) (1)

Management Fee	0.05%
Other Expenses	0.07%
-Service Fee	0.05%
Total Annual Fund Operating Expenses(2)	0.17%

(1)	Amounts reflect the total expenses of the U.S. Government Portfolio and the Fund.
(2)	The Fund’s investment adviser, SSgA Funds Management, Inc. (the “Adviser” or “SSgA FM”), may voluntarily reduce all or a portion of its fees and/or reimburse expenses of the Fund to the extent necessary to avoid negative yield (the “Voluntary Reduction”), or a yield below a specified level, which may vary from time to time in the Adviser’s sole discretion. The Fund has agreed, subject to certain limitations, to reimburse the Adviser for the full dollar amount of any Voluntary Reduction incurred after October 1, 2012. As of December 31, 2013, the Adviser had not waived fees and/or reimbursed expenses under the Voluntary Reduction. The Adviser may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the Fund, without limitation. Any future reimbursement by the Fund of the Voluntary Reduction would increase the Fund’s expenses and reduce the Fund’s yield. There is no guarantee that the Voluntary Reduction will be in effect at any given time or that the Fund will be able to avoid a negative yield.

Example

This Example is intended to help you compare the cost of investing in the U.S. Government Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$ 17	$55	$96	$217

Principal Investment Strategies

The U.S. Government Fund invests substantially all of its investable assets in the U.S. Government Portfolio.

The U.S. Government Portfolio invests only in obligations issued or guaranteed as to principal and/or interest, as applicable, by the U.S. government or its agencies and instrumentalities, as well as repurchase agreements secured by such instruments.

The Portfolio follows a disciplined investment process that attempts to provide stability of principal, liquidity and current income, by investing in U.S. government securities. Among other things, SSgA FM, the Portfolio’s investment adviser, conducts its own credit analyses of potential investments and portfolio holdings, and relies substantially on a dedicated short-term credit research team. The Portfolio invests in accordance with regulatory requirements applicable to money market funds. Regulations require, among other things, a money market fund to invest only in short-term, high quality debt obligations (generally, securities that have remaining maturities of 397 calendar days or less and either have been rated in one of the two highest short-term rating categories or are considered by the Portfolio to be of comparable quality), to maintain a maximum dollar-weighted average maturity of 60 days or less, and to meet requirements as to portfolio diversification and liquidity. All securities held by the Portfolio are U.S. dollar-denominated, and they may have fixed, variable or floating interest rates.

The Portfolio attempts to meet its investment objective by investing in:

10

•	Obligations issued or guaranteed as to principal and/or interest, as applicable, by the U.S. government or its agencies and instrumentalities, such as U.S. Treasury securities and securities issued by the Government National Mortgage Association (“GNMA”), which are backed by the full faith and credit of the United States;

•	Obligations issued or guaranteed by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and U.S. government-sponsored entities such as the Federal Home Loan Bank, which are not backed by the full faith and credit of the United States; and

•	Repurchase agreements with respect to U.S. government securities.

Principal Investment Risks

An investment in the Fund is not a deposit in a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

In addition, the Fund is subject to the following risks:

•	Risks of Investing Principally in Money Market Instruments:

•	Interest Rate Risk — The risk that interest rates will rise, causing the value of the Portfolio’s investments to fall. Also, the risk that as interest rates decline, the amount of income the Portfolio receives on its new investments generally will decline.

•	Credit Risk — The risk that an issuer, guarantor or liquidity provider of an instrument will be unable, or will be perceived as unable, to make scheduled interest or principal payments, and that the market value of the instrument will fall as a result.

•	Liquidity Risk — The risk that the Portfolio may not be able to sell some or all of its securities at desired prices, or may be unable to sell the securities at all, because of a lack of demand in the market for such securities, or a liquidity provider defaults on its obligation to purchase the securities when properly tendered by the Portfolio.
•	Prepayment Risk and Extension Risk —Applicable primarily to mortgage-related and other asset-backed securities, the risks that loan obligations may be repaid faster or slower than expected, causing the Portfolio to invest repayment proceeds in, or continue to hold, lower yielding securities, as the case may be.

•	Master/Feeder Structure Risk: The Fund’s performance may be adversely affected as a result of large cash inflows to or outflows from the Portfolio and any related disruption to the Portfolio’s investment program.

•	U.S. Government Sponsored Enterprises Risk: Securities of certain U.S. government agencies and instrumentalities are not supported by the full faith and credit of the U.S. Government, and to the extent the Portfolio owns such securities, it must look to the agency or instrumentality issuing or guaranteeing the securities for repayment. Because the Portfolio emphasizes investment in U.S. government securities, and because U.S. government securities generally are perceived as having low risks compared to most other types of investments, the Portfolio’s performance compared to money market funds that invest principally in other types of money market instruments may be lower.

•	Significant Exposure to U.S. Government Agencies Risk: To the extent the Portfolio focuses its investments in securities issued or guaranteed by U.S. government agencies, any market price movements, regulatory changes or changes in political or economic conditions that affect the U.S. government agencies in which the Portfolio invests may have a significant impact on the Portfolio’s performance. Events that would adversely affect the market prices of securities issued or guaranteed by one government agency may adversely affect the market price of securities issued or guaranteed by other government agencies.

•	Mortgage-Related and Other Asset-Backed Securities Risk. Defaults, or perceived increases in the risk of defaults, on the loans underlying mortgage-related or asset-backed securities may impair the values of the securities. These securities also present a higher degree of prepayment risk (when repayment of principal occurs before scheduled maturity) and extension risk (when rates of repayment of principal are slower than expected) than do other types of fixed income securities.

11

•	Repurchase Agreement Risk: In a repurchase agreement, the Portfolio purchases a security from a seller at one price and simultaneously agrees to sell it back to the original seller at an agreed-upon price. If the Portfolio’s counterparty is unable to honor its commitments, the Portfolio may be unable to recover its purchase price and may be prevented or delayed from realizing on the security to make up any losses.

•	Stable Share Price Risk: If the market value of one or more of the Portfolio’s investments changes substantially, the Fund may not be able to maintain a stable share price of $1.00. This risk typically is higher during periods of rapidly changing interest rates or when issuer credit quality generally is falling, and is made worse when the Portfolio experiences significant redemption requests.

•	Low Short-Term Interest Rate Risk: At the date of this Prospectus, short-term interest rates are at historically low levels, and so the Fund’s yield is very low. It is possible that the Portfolio will generate an insufficient amount of income to pay its expenses, and that it and/or the Fund will not be able to pay a daily dividend and may have a negative yield (i.e., it may lose money on an operating basis). It is possible that the Portfolio will maintain a substantial portion of its assets in cash, on which it would earn little, if any, income.

•	Market Risk: The values of the securities in which the Portfolio invests may go up or down in response to the prospects of individual issuers and general economic conditions. Price changes may be temporary or may last for extended periods. Recent instability in the financial markets has led the U.S. Government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. The withdrawal of this support could negatively affect the value and liquidity of certain securities or of markets generally. In addition, legislation recently enacted in the U.S. calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be fully known for some time.

•	Variable and Floating Rate Securities Risk: The Portfolio may purchase variable and floating rate securities, whose interest rates change based on changes in market interest rates. As a result, the interest paid on such securities will tend to fall as market interest rates fall generally, and the interest rates on such securities may not rise as rapidly as general market rates.

•	Money Market Fund Regulatory Risk: It is possible that the U.S. Securities and Exchange Commission (“SEC”) or another agency will adopt regulations that change in very important respects the operation of money market funds. Any such regulatory changes could impact important characteristics of the Fund, including liquidity of an investment in the Fund or the Fund’s ability to maintain a stable net asset value per share.

Performance

The bar chart and table below provide some indication of the risks of investing in the U.S. Government Fund (as represented by the performance of the Fund’s Institutional Class) by illustrating the variability of the Fund’s returns during the years since inception. The Fund’s past performance does not necessarily indicate how the Fund will perform in the future. Performance history will be available for the Service Class of the Fund after it has been in operation for one calendar year. The Institutional Class has lower expenses and higher expected returns than the Service Class. The primary difference in expenses is that the Institutional Class does not bear shareholder servicing fees. Current performance information for the Fund is available toll free by calling (877) 521-4083 or by visiting our website at www.ssga.com/cash.

State Street Institutional U.S. Government Money Market Fund

Total Return for the Calendar Years Ended December 31

Returns would have been lower if operating expenses had not been reduced. During the period shown in the bar chart, the highest return for a quarter was 0.83% (quarter ended 3/31/08) and the lowest return for a quarter was 0.00% (quarter ended 9/30/13).

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Average Annual Total Returns

For the Periods Ended December 31, 2013

	1-Year	5-Year	Since the Inception Date of the Fund
State Street Institutional U.S. Government Money Market Fund- Institutional Class	0.01%	0.08%	0.54%

To obtain the Fund’s current yield, please call
(877) 521-4083.

Investment Adviser

SSgA FM serves as the investment adviser to the Fund.

Purchase and Sale of Fund Shares

For important information about purchase and sale of Fund shares, please turn to “Other Information” on page 20 of the prospectus.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

For important information about financial intermediary compensation, please turn to “Other Information” on page 20 of the prospectus.

13

STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND

Investment Objective

The investment objective of State Street Institutional Treasury Money Market Fund (the “Treasury Fund” or sometimes referred to in context as the “Fund”) is to seek a high level of current income consistent with preserving principal and liquidity and the maintenance of a stable $1.00 per share net asset value (“NAV”).

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Treasury Fund. The expenses shown in the table and the Example reflect the expenses of the Fund and the Fund’s proportionate share of the expenses of State Street Treasury Money Market Portfolio (the “Treasury Portfolio” or sometimes referred to in context as the “Portfolio”).

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment) (1)

Management Fee	0.05%
Other Expenses	0.07%
-Service Fee	0.05%
Total Annual Fund Operating Expenses(2)	0.17%

(1)	Amounts reflect the total expenses of the Treasury Portfolio and the Fund restated to reflect current fees.
(2)	The Fund’s investment adviser, SSgA Funds Management, Inc. (the “Adviser” or “SSgA FM”), may voluntarily reduce all or a portion of its fees and/or reimburse expenses of the Fund to the extent necessary to avoid negative yield (the “Voluntary Reduction”), or a yield below a specified level, which may vary from time to time in the Adviser’s sole discretion. The Fund has agreed, subject to certain limitations, to reimburse the Adviser for the full dollar amount of any Voluntary Reduction incurred after October 1, 2012. As of December 31, 2013, the Adviser had not waived fees and/or reimbursed expenses under the Voluntary Reduction. The Adviser may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the Fund, without limitation. Any future reimbursement by the Fund of the Voluntary Reduction would increase the Fund’s expenses and reduce the Fund’s yield. There is no guarantee that the Voluntary Reduction will be in effect at any given time or that the Fund will be able to avoid a negative yield.

Example

This Example is intended to help you compare the cost of investing in the Treasury Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$ 17	$55	$96	$217

Principal Investment Strategies

The Treasury Fund invests substantially all of its investable assets in the Treasury Portfolio.

The Treasury Portfolio attempts to meet its investment objective by investing only in U.S. Treasury bills, notes and bonds (which are direct obligations of the U.S. government).

The Portfolio invests in accordance with regulatory requirements applicable to money market funds, which require, among other things, the Portfolio to invest only in short-term securities (generally, securities that have remaining maturities of 397 calendar days or less), to maintain a maximum dollar-weighted average maturity of 60 days or less, and to meet requirements as to portfolio diversification and liquidity.

Principal Investment Risks

An investment in the Fund is not a deposit in a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

In addition, the Fund is subject to the following risks:

•	Risks of Investing Principally in Money Market Instruments:

•	Interest Rate Risk — The risk that interest rates will rise, causing the value of the Portfolio’s investments to fall. Also, the risk that as interest rates decline, the amount of income the Portfolio receives on its new investments generally will decline.

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•	Credit Risk — The risk that an issuer, guarantor or liquidity provider of an instrument will be unable, or will be perceived to be unable, to make scheduled interest or principal payments, and that the value of the instrument will fall as a result.

•	Liquidity Risk — The risk that the Portfolio may not be able to sell some or all of its securities at desired prices, or may be unable to sell the securities at all, because of a lack of demand in the market for such securities, or a liquidity provider defaults on its obligation to purchase the securities when properly tendered by the Portfolio.

•	Master/Feeder Structure Risk: The Fund’s performance may be adversely affected as a result of large cash inflows to or outflows from the Portfolio and any related disruption to the Portfolio’s investment program.

•	Stable Share Price Risk: If the market value of one or more of the Portfolio’s investments changes substantially, the Fund may not be able to maintain a stable share price of $1.00. This risk typically is higher during periods of rapidly changing interest rates or when issuer credit quality generally is falling, and is made worse when the Portfolio experiences significant redemption requests.

•	Low Short-Term Interest Rate Risk: At the date of this Prospectus, short-term interest rates are at historically low levels, and so the Fund’s yield is very low. It is possible that the Portfolio will generate an insufficient amount of income to pay its expenses, and that it and/or the Fund will not be able to pay a daily dividend and may have a negative yield (i.e., it may lose money on an operating basis). It is possible that the Portfolio will maintain a substantial portion of its assets in cash, on which it would earn little, if any, income.

•	Market Risk: Recent instability in the financial markets has led the U.S. Government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. The withdrawal of this support could negatively affect the value and liquidity of certain securities or of markets generally. In addition, legislation recently enacted in the U.S. calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be fully known for some time.

•	Money Market Fund Fund Regulatory Risk: It is possible that the U.S. Securities and Exchange Commission (“SEC”) or another agency will adopt regulations that change in very important respects the operation of money market funds. Any such regulatory changes could impact important characteristics of the Fund, including liquidity of an investment in the Fund or the Fund’s ability to maintain a stable net asset value per share.

Performance

The bar chart and table below provide some indication of the risks of investing in the Treasury Fund (as represented by the performance of the Fund’s Institutional Class) by illustrating the variability of the Fund’s returns during the years since inception. The Fund’s past performance does not necessarily indicate how the Fund will perform in the future. Performance history will be available for the Service Class of the Fund after it has been in operation for one calendar year. The Institutional Class has lower expenses and higher expected returns than the Service Class. The primary difference in expenses is that the Institutional Class does not bear shareholder servicing fees. Current performance information for the Fund is available toll free by calling (877) 521-4083 or by visiting our website at www.ssga.com/cash.

State Street Institutional Treasury Money Market Fund

Total Return for the Calendar Years Ended December 31

During the period shown in the bar chart, the highest return for a quarter was 0.53% (quarter ended 3/31/08) and the lowest return for a quarter was 0.00% (quarter ended 9/30/13).

15

Average Annual Total Returns

For the Periods Ended December 31, 2013

	1-Year	5-Year	Since the Inception Date of the Fund
State Street Institutional Treasury Money Market Fund- Institutional Class	0.00%	0.01%	0.30%

To obtain the Fund’s current yield, please call
(877) 521-4083.

Investment Adviser

SSgA FM serves as the investment adviser to the Fund.

Purchase and Sale of Fund Shares

For important information about purchase and sale of Fund shares, please turn to “Other Information” on page 20 of the prospectus.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

For important information about financial intermediary compensation, please turn to “Other Information” on page 20 of the prospectus.

16

STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND

Investment Objective

The investment objective of State Street Institutional Treasury Plus Money Market Fund (the “Treasury Plus Fund” or sometimes referred to in context as the “Fund”) is to seek a high level of current income consistent with preserving principal and liquidity and the maintenance of a stable $1.00 per share net asset value (“NAV”).

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Treasury Plus Fund. The expenses shown in the table and the Example reflect the expenses of the Fund and the Fund’s proportionate share of the expenses of State Street Treasury Plus Money Market Portfolio (the “Treasury Plus Portfolio” or sometimes referred to in context as the “Portfolio”).

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)(1)

Management Fee	0.05%
Other Expenses	0.08%
-Service Fee	0.05%
Total Annual Fund Operating Expenses(2)	0.18%

(1)	Amounts reflect the total expenses of the Treasury Plus Portfolio and the Fund restated to reflect current fees.
(2)	The Fund’s investment adviser, SSgA Funds Management, Inc. (the “Adviser” or “SSgA FM”), may voluntarily reduce all or a portion of its fees and/or reimburse expenses of the Fund to the extent necessary to avoid negative yield (the “Voluntary Reduction”), or a yield below a specified level, which may vary from time to time in the Adviser’s sole discretion. The Fund has agreed, subject to certain limitations, to reimburse the Adviser for the full dollar amount of any Voluntary Reduction incurred after October 1, 2012. As of December 31, 2013, the Adviser had not waived fees and/or reimbursed expenses under the Voluntary Reduction. The Adviser may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the Fund, without limitation. Any future reimbursement by the Fund of the Voluntary Reduction would increase the Fund’s expenses and reduce the Fund’s yield. There is no guarantee that the Voluntary Reduction will be in effect at any given time or that the Fund will be able to avoid a negative yield.

Example

This Example is intended to help you compare the cost of investing in the Treasury Plus Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$ 18	$58	$102	$230

Principal Investment Strategies

The Treasury Plus Fund invests substantially all of its investable assets in the Treasury Plus Portfolio.

The Treasury Plus Portfolio attempts to meet its investment objective by investing only in U.S. Treasury bills, notes and bonds (which are direct obligations of the U.S. government) and repurchase agreements collateralized by these obligations.

The Portfolio invests in accordance with regulatory requirements applicable to money market funds, which require, among other things, the Portfolio to invest only in short-term securities (generally, securities that have remaining maturities of 397 calendar days or less), to maintain a maximum dollar-weighted average maturity of 60 days or less, and to meet requirements as to portfolio diversification and liquidity.

Principal Investment Risks

An investment in the Fund is not a deposit in a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

In addition, the Fund is subject to the following risks:

•	Risks of Investing Principally in Money Market Instruments:

17

•	Interest Rate Risk — The risk that interest rates will rise, causing the value of the Portfolio’s investments to fall. Also, the risk that as interest rates decline, the amount of income the Portfolio receives on its new investments generally will decline.

•	Credit Risk — The risk that an issuer, guarantor or liquidity provider of an instrument will be unable, or will be perceived to be unable, to make scheduled interest or principal payments, and that the value of the instrument will fall as a result.

•	Liquidity Risk — The risk that the Portfolio may not be able to sell some or all of its securities at desired prices, or may be unable to sell the securities at all, because of a lack of demand in the market for such securities, or a liquidity provider defaults on its obligation to purchase the securities when properly tendered by the Portfolio.

•	Master/Feeder Structure Risk: The Fund’s performance may be adversely affected as a result of large cash inflows to or outflows from the Portfolio and any related disruption to the Portfolio’s investment program.

•	Stable Share Price Risk: If the market value of one or more of the Portfolio’s investments changes substantially during the period, the Fund may not be able to maintain a stable share price of $1.00. This risk typically is higher during periods of rapidly changing interest rates or when issuer credit quality generally is falling, and is made worse when the Portfolio experiences significant redemption requests.

•	Low Short-Term Interest Rate Risk: At the date of this Prospectus, short-term interest rates are at historically low levels, and so the Fund’s yield is very low. It is possible that the Portfolio will generate an insufficient amount of income to pay its expenses, and that it and/or the Fund will not be able to pay a daily dividend and may have a negative yield (i.e., it may lose money on an operating basis). It is possible that the Portfolio will maintain a substantial portion of its assets in cash, on which it would earn little, if any, income.

•	Repurchase Agreement Risk: In a repurchase agreement, the Portfolio purchases a security from a seller at one price and simultaneously agrees to sell it back to the original seller at an agreed-upon price. If the Portfolio’s counterparty is unable to honor its commitments, the Portfolio may be unable to recover its purchase price and may be prevented or delayed from realizing on the security to make up any losses.

•	Market Risk: Recent instability in the financial markets has led the U.S. Government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. The withdrawal of this support could negatively affect the value and liquidity of certain securities or of markets generally. In addition, legislation recently enacted in the U.S. calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be fully known for some time.

•	Money Market Fund Regulatory Risk: It is possible that the U.S. Securities and Exchange Commission (“SEC”) or another agency will adopt regulations that change in very important respects the operation of money market funds. Any such regulatory changes could impact important characteristics of the Fund, including liquidity of an investment in the Fund or the Fund’s ability to maintain a stable net asset value per share.

Performance

The bar chart and table below provide some indication of the risks of investing in the Treasury Plus Fund (as represented by the performance of the Fund’s Institutional Class) by illustrating the variability of the Fund’s returns during the years since inception. The Fund’s past performance does not necessarily indicate how the Fund will perform in the future. Performance history will be available for the Service Class of the Fund after it has been in operation for one calendar year. The Institutional Class has lower expenses and higher expected returns than the Service Class. The primary difference in expenses is that the Institutional Class does not bear shareholder servicing fees. Current performance information for the Fund is available toll free by calling (877) 521-4083 or by visiting our website at www.ssga.com/cash.

18

State Street Institutional Treasury Plus Money Market Fund

Total Return for the Calendar Years Ended December 31

Returns would have been lower if operating expenses had not been reduced. During the period shown in the bar chart, the highest return for a quarter was 0.62% (quarter ended 3/31/08) and the lowest return for a quarter was 0.00% (quarter ended 9/30/13).

Average Annual Total Returns

For the Periods Ended December 31, 2013

	1-Year	5-Year	Since the Inception Date of the Fund
State Street Institutional Treasury Plus Money Market Fund- Institutional Class	0.00%	0.03%	0.39%

To obtain the Fund’s current yield, please call
(877) 521-4083.

Investment Adviser

SSgA FM serves as the investment adviser to the Fund.

Purchase and Sale of Fund Shares

For important information about purchase and sale of Fund shares, please turn to “Other Information” on page 20 of the prospectus.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

For important information about financial intermediary compensation, please turn to “Other Information” on page 20 of the prospectus.

19

Other Information

Purchase and Sale of Fund Shares

Purchase Minimums

To establish an account	$10,000,000
To add to an existing account	No minimum

You may redeem Fund shares on any day the Fund is open for business.

You may redeem Fund shares by written request or wire transfer. Written requests should be sent to:

By Mail:

State Street Institutional Trust Funds

P.O. Box 8048

Boston, MA 02205-8048

By Overnight:

State Street Institutional Trust Funds

30 Dan Road

Canton, MA 02021-2809

By Telephone:

For wire transfer instructions, please call (866) 392-0869 between 8 a.m. and 5 p.m. Eastern time. Redemptions by telephone are permitted only if you previously have been authorized for these transactions.

If you wish to purchase or redeem Fund shares through a broker, bank or other financial intermediary, please contact that financial intermediary directly. Your financial intermediary may have different or additional requirements for opening an account and/or for the processing of purchase and redemption orders, or may be closed at times when the Fund is open.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

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ADDITIONAL INFORMATION ABOUT INVESTMENT OBJECTIVES, PRINCIPAL STRATEGIES AND RISKS OF INVESTING IN THE FUNDS AND PORTFOLIOS

Investment Objectives

The investment objective of each of the ILR Fund, the U.S. Government Fund, the Treasury Fund and the Treasury Plus Fund, as stated in each Fund’s Fund Summary, may be changed without shareholder approval. The Investment objective of the Tax Free Fund, as stated in the Fund’s Fund Summary, is fundamental and may not be changed without shareholder approval.

ILR FUND

Principal Investment Strategies

The ILR Fund invests substantially all of its investable assets in the Money Market Portfolio.

The Money Market Portfolio follows a disciplined investment process in which the Adviser bases its decisions on the relative attractiveness of different money market instruments. In the Adviser’s opinion, the attractiveness of an instrument may vary depending on the general level of interest rates, as well as imbalances of supply and demand in the market. The Portfolio invests in accordance with regulatory requirements applicable to money market funds, which require, among other things, the Portfolio to invest only in short-term, high quality debt obligations (generally, securities that have remaining maturities of 397 calendar days or less and either have been rated in one of the two highest short-term rating categories or are considered by the Portfolio to be of comparable quality), to maintain a maximum dollar-weighted average maturity of 60 days or less, and to meet requirements as to portfolio diversification and liquidity.

The Portfolio attempts to meet its investment objective by investing in a broad range of money market instruments. These may include among other things: U.S. government securities, including U.S. Treasury bills, notes and bonds and other securities issued or guaranteed as to principal and/or interest, as applicable, by the U.S. government or its agencies or instrumentalities; certificates of deposits and time deposits of U.S. and foreign banks (including ECDs, ETDs and YCDs (as defined below)); commercial paper and other high quality obligations of U.S. or foreign companies; asset-backed securities, including asset-backed commercial paper; mortgage-related securities; and repurchase agreements. These instruments may bear fixed, variable or floating rates of interest or may be zero-coupon securities. The Portfolio also may invest in shares of other money market funds, including funds advised by the Adviser. Under normal market conditions, the Portfolio intends to invest more than 25% of its total assets in bank obligations. A substantial portion of the Portfolio may be invested in securities that are issued or traded pursuant to exemptions from registration under the federal securities laws. European Certificates of Deposit (“ECDs”) are U.S. dollar-denominated certificates of deposit issued by a bank outside of the United States. European Time Deposits (“ETDs”) are U.S. dollar-denominated deposits in foreign branches of U.S. banks and foreign banks. Yankee Certificates of Deposit (“YCDs”) are U.S. dollar-denominated certificates of deposit issued by U.S. branches of foreign banks. These instruments have different risks than those associated with the obligations of U.S. banks operating in the United States.

TAX FREE FUND

Principal Investment Strategies

The Tax Free Fund invests substantially all of its investable assets in the Tax Free Portfolio.

The Tax Free Portfolio has a fundamental policy of investing at least 80% of its net assets (plus borrowings, if any) in federal tax-exempt, high quality, short-term municipal securities of all types. The Portfolio generally invests all of its assets in instruments exempt from ordinary federal income tax. The Portfolio may invest up to 20% of its net assets in federally taxable money market instruments (including those subject to the Federal alternative minimum tax), including securities issued by or guaranteed as to principal and/or interest, as applicable, by the U.S. government or its agencies and instrumentalities, as well as certificates of deposit, commercial paper and repurchase agreements. The Portfolio may buy or sell securities on a when-issued or forward commitment basis.

The Portfolio follows a disciplined investment process that attempts to provide stability of principal, liquidity and current income through all market conditions, by investing in high quality money market instruments. Among other things, the Adviser conducts its own credit analyses of potential investments and portfolio holdings, and relies substantially on a dedicated short-term credit research team. The Portfolio invests in accordance with regulatory requirements applicable to money market funds, which require, among other things, the Portfolio to invest only in short-term, high quality debt obligations, (generally, securities that have remaining maturities of 397 calendar days or less and either have been rated in one of the two highest short-term rating categories or are considered by the Portfolio to be of comparable quality), to maintain a maximum dollar-weighted average maturity of 60 days or less, and to meet requirements as to portfolio

21

diversification and liquidity. All securities held by the Portfolio are U.S. dollar-denominated, and they may have fixed, variable or floating interest rates, or may be zero-coupon securities.

The Portfolio attempts to meet its investment objective by investing in, among other things:

•	Municipal securities, including:

•	General obligation bonds and notes;

•	Revenue bonds and notes;

•	Commercial paper and other privately issued securities;

•	Tender option bonds;

•	Private activity bonds;

•	Industrial development bonds;

•	Municipal lease contracts; and

•	Securities of other investment companies with similar investment guidelines.

U.S. GOVERNMENT FUND

Principal Investment Strategies

The U.S. Government Fund invests substantially all of its investable assets in the U.S. Government Portfolio.

The U.S. Government Portfolio invests only in obligations issued or guaranteed as to principal and/or interest, as applicable, by the U.S. government or its agencies and instrumentalities, as well as repurchase agreements secured by such instruments.

The Portfolio follows a disciplined investment process that attempts to provide stability of principal, liquidity and current income, by investing in U.S. government securities. Among other things, the Adviser conducts its own credit analyses of potential investments and portfolio holdings, and relies substantially on a dedicated short-term credit research team. The Portfolio invests in accordance with regulatory requirements applicable to money market funds. Regulations require, among other things, a money market fund to invest only in short-term, high quality debt obligations (generally, securities that have remaining maturities of 397 calendar days or less and either have been rated in one of the two highest short-term rating categories or are considered by the Portfolio to be of comparable quality), to maintain a maximum dollar-weighted average maturity of 60 days or less, and to meet requirements as to portfolio diversification and liquidity. All securities held by the Portfolio are U.S. dollar-denominated, and they may have fixed, variable or floating interest rates.

The Portfolio attempts to meet its investment objective by investing in:

•	Obligations issued or guaranteed as to principal and/or interest, as applicable, by the U.S. government or its agencies and instrumentalities, such as U.S. Treasury securities and securities issued by GNMA, which are backed by the full faith and credit of the United States;

•	Obligations issued or guaranteed by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and U.S. government-sponsored entities such as the Federal Home Loan Bank, which are not backed by the full faith and credit of the United States; and

•	Repurchase agreements with respect to U.S. government securities.

TREASURY FUND

Principal Investment Strategies

The Treasury Fund invests substantially all of its investable assets in the Treasury Portfolio.

The Treasury Portfolio attempts to meet its investment objective by investing only in U.S. Treasury bills, notes and bonds (which are direct obligations of the U.S. government).

The Portfolio invests in accordance with regulatory requirements applicable to money market funds, which require, among other things, the Portfolio to invest only in short-term securities (generally, securities that have remaining maturities of 397 calendar days or less), to maintain a maximum dollar-weighted average maturity of 60 days or less, and to meet requirements as to portfolio diversification and liquidity.

TREASURY PLUS FUND

Principal Investment Strategies

The Treasury Plus Fund invests substantially all of its investable assets in the Treasury Plus Portfolio.

The Treasury Plus Portfolio attempts to meet its investment objective by investing only in U.S. Treasury bills, notes and bonds (which are direct obligations of the U.S. government) and repurchase agreements collateralized by these obligations.

The Portfolio invests in accordance with regulatory requirements applicable to money market funds, which require, among other things, the Portfolio to invest only in short-term securities (generally, securities that have remaining maturities of 397 calendar days or less), to maintain a maximum dollar-weighted average maturity of 60 days or less,

22

and to meet requirements as to portfolio diversification and liquidity.

Additional Information About Risks

Risk information is applicable to all Funds unless otherwise noted.

•	Money Market Risk. An investment in the Funds is not a deposit of any bank and is not insured or guaranteed by the FDIC or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, there can be no assurance that they will do so, and it is possible to lose money by investing in the Funds.

•	Interest Rate Risk. The values of debt instruments usually rise and fall in response to changes in interest rates. Declining interest rates generally result in increases in the values of existing debt instruments, and rising interest rates generally result in declines in the values of existing debt instruments. Interest rate risk is generally greater for investments with longer durations or maturities. Some investments give the issuer the option to call or redeem an investment before its maturity date. If an issuer calls or redeems an investment during a time of declining interest rates, a Portfolio might have to reinvest the proceeds in an investment offering a lower yield and therefore might not benefit from any increase in value as a result of declining interest rates. Adjustable rate instruments also generally increase or decrease in value in response to changes in interest rates, although generally to a lesser degree than fixed-income securities (depending, however, on the characteristics of the reset terms, including the index chosen, frequency of reset, and reset caps or floors, among other factors). When interest rates decline, the income received by a Portfolio may decline, and such Portfolio’s yield may also decline. Short-term interest rates have been at historically low levels for an extended period due in substantial part to governmental intervention. Any changes in governmental policy could cause interest rates to increase and could have a substantial and immediate effect on the values of a Fund’s investments.

•	Credit Risk. Credit risk is the risk that an issuer, guarantor or liquidity provider of a fixed-income security held by a Portfolio be unable or unwilling, or may be perceived (whether by market participants, ratings agencies, pricing services or otherwise) as unable or unwilling, to make timely principal and/or interest payments, or to otherwise honor its obligations. It includes the risk that one or more of the securities will be downgraded by a credit rating agency; generally, lower credit quality issuers have higher credit risks. An actual or perceived loss in creditworthiness of an issuer of a fixed- income security held by a Portfolio may result in a decrease in the value of the security. Credit risk also includes the risk that an issuer or guarantor of a security, or a bank or other financial institution that has entered into a repurchase agreement with a Portfolio, may default on its payment or repurchase obligation, as the case may be.

•	Liquidity Risk. Liquidity risk exists when particular investments cannot be disposed of quickly in the normal course of business. The ability of a Portfolio to dispose of such securities at advantageous prices may be greatly limited, and a Portfolio may have to continue to hold such securities during periods when the Adviser would otherwise have sold them. Some securities held by a Portfolio may be restricted as to resale, and there is often no ready market for such securities. In addition, a Portfolio, by itself or together with other accounts managed by the Adviser, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Portfolio to dispose of the position at an advantageous time or price. Market values for illiquid securities may not be readily available, and there can be no assurance that any fair value assigned to an illiquid security at any time will accurately reflect the price a Portfolio might receive upon the sale of that security. It is possible that, during periods of extreme market volatility or unusually high and unanticipated levels of redemptions, a Portfolio may be forced to sell large amounts of securities more quickly than it normally would in the ordinary course of business. In such a case, the sale proceeds received by a Portfolio may be substantially less than if the Portfolio had been able to sell the securities in more-orderly transactions, and the sale price may be substantially lower than the price previously used by the Portfolio to value its securities.

•	Stable Share Price Risk: If the market value of one or more of a Portfolio’s investments changes substantially, the Fund investing in such Portfolio may not be able to maintain a stable share price of $1.00. This risk typically is higher during periods of rapidly changing interest rates or when issuer credit quality generally is falling, and is made worse when a Portfolio experiences significant redemption requests.

•

Master/Feeder Structure Risk. Unlike traditional mutual funds that invest directly in securities, each of the Funds pursues its objective by investing substantially all of its assets in a Portfolio with substantially the same investment objectives, policies and restrictions. The ability of a Fund to meet its investment objective is directly related to the ability of the corresponding Portfolio to meet its objective. The ability of a Fund to meet its objective may be adversely affected by the

23

purchase and redemption activities of other investors in the corresponding Portfolio and any related disruption to such Portfolio’s investment program. The ability of a Fund to meet redemption requests depends on its ability to redeem its interest in the corresponding Portfolio. The Adviser also serves as investment adviser to the corresponding Portfolio. Therefore, conflicts may arise as the Adviser fulfills its fiduciary responsibilities to a Fund and its corresponding Portfolio. For example, the Adviser may have an economic incentive to maintain a Fund’s investment in the corresponding Portfolio at a time when it might otherwise not choose to do so.

•	Low Short-Term Interest Rate Risk: At the date of this Prospectus, short-term interest rates are at historically low levels, and so each Fund’s yield is very low. It is possible that a Portfolio will generate an insufficient amount of income to pay its expenses, and that it and/or a Fund will not be able to pay a daily dividend and may have a negative yield (i.e., it may lose money on an operating basis). It is possible that a Portfolio will maintain a substantial portion of its assets in cash, on which it would earn little, if any, income.

•	Market Risk. The values of the securities in which a Portfolio invests may go up or down in response to the prospects of individual issuers and/or general economic conditions. Price changes may be temporary or may last for extended periods. Recent instability in the financial markets has led the U.S. Government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which the Portfolios invest, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Funds and Portfolios themselves are regulated. Such legislation or regulation could limit or preclude a Fund’s or Portfolio’s ability to achieve its investment objective. Furthermore, volatile financial markets can expose the Port- folios to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Portfolios.

•	Money Market Fund Regulatory Risk: It is possible that the U.S. Securities and Exchange Commission (“SEC”) or another agency will adopt regulations that change in very important respects the operation of money market funds. Any such regulatory changes could impact important characteristics of the Fund, including liquidity of an investment in the Fund or the Fund’s ability to maintain a stable net asset value per share.
•	Repurchase Agreement Risk (ILR Fund, Tax Free Fund, U.S. Government Fund and Treasury Plus Fund only). In a repurchase agreement, a Portfolio purchases a security from a seller at one price and simultaneously agrees to sell it back to the original seller at an agreed-upon price. Repurchase agreements may be viewed as loans made by the Portfolio which are collateralized by the securities subject to repurchase. A Portfolio’s investment return on such transactions will depend on the counterparties’ willingness and ability to perform their obligations under the repurchase agreements. If a Portfolio’s counterparty should default on its obligations and the Portfolio is delayed or prevented from recovering the collateral, or if the value of the collateral is insufficient, the Portfolio may realize a loss.

•	U.S. Government Sponsored Enterprises Risk (ILR Fund and U.S. Government Fund only). U.S. Government securities include a variety of securities (including U.S. Treasury bills, notes, and bonds) that differ in their interest rates, maturities, and dates of issue. While securities issued or guaranteed by the U.S. Treasury and some agencies or instrumentalities of the U.S. Government (such as the Government National Mortgage Association) are supported by the full faith and credit of the United States, securities issued or guaranteed by certain other agencies or instrumentalities of the U.S. Government (such as Federal Home Loan Banks) are supported by the right of the issuer to borrow from the U.S. Government, and securities issued or guaranteed by certain other agencies and instrumentalities of the U.S. Government (such as Fannie Mae and Fred- die Mac) are supported only by the credit of the issuer itself. Investments in these securities are also subject to interest rate risk and prepayment risk, and the risk that the value of the securities will fluctuate in response to political, market, or economic developments.

•	Variable and Floating Rate Securities (ILR Fund, Tax Free Fund and U.S. Government Fund only). In addition to traditional fixed-rate securities, a Portfolio may invest in debt securities with variable or floating interest rates or dividend payments. Variable or floating rate securities bear rates of interest that are adjusted periodically according to formulae intended to reflect market rates of interest. Variable or floating rate securities allow a Portfolio to participate in increases in interest rates through upward adjustments of the coupon rates on such securities. However, during periods of increasing interest rates, changes in the coupon rates may lag the change in market rates or may have limits on the maximum increase in coupon rates. Alternatively, during periods of declining interest rates, the coupon rates on such securities readjust downward resulting in a lower yield.

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•	Mortgage-Related and Other Asset-Backed Securities
Risk (ILR Fund and U.S. Government Fund only). Mortgage-related securities represent a participation in, or are secured by, mortgage loans. Asset-backed securities are typically structured like mortgage-related securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales or installment loan contracts, leases on various types of real and personal property, and receivables from credit card agreements. During periods of falling interest rates, mort- gage-related and other asset-backed securities, which typically provide the issuer with the right to prepay the security prior to maturity, may be prepaid, which may result in a Portfolio having to reinvest the proceeds in other investments at lower interest rates. During periods of rising interest rates, the average life of mortgage- related and other asset-backed securities may extend because of slower-than expected principal payments. This may lock in a below market interest rate, increase the security’s duration and volatility, and reduce the value of the security. As a result, mortgage-related and asset-backed securities may have less potential for capital appreciation during periods of declining interest rates than other securities of comparable maturities, although they may have a similar risk of decline in market values during periods of rising interest rates. Prepayment rates are difficult to predict and the potential impact of prepayments on the value of a mortgage-related or an asset-backed security depends on the terms of the instrument and can result in significant volatility. The price of a mortgage-related or asset-backed security also depends on the credit quality and adequacy of the underlying assets or collateral, if any. Defaults on the underlying assets, if any, may impair the value of an asset-backed or a mortgage-related security. For some asset-backed securities in which a Portfolio invests, such as those backed by credit card receivables, the underlying cash flows may not be supported by a security interest in a related asset. Moreover, the values of mortgage-related and other asset- backed securities may be substantially dependent on the servicing of the underlying asset pools, and are therefore subject to risks associated with the negligence or malfeasance by their servicers and to the credit risk of their servicers. In certain situations, the mishandling of related documentation may also affect the rights of securities holders in and to the under- lying collateral, if any. Furthermore, there may be legal and practical limitations on the enforce- ability of any security interest granted with respect to underlying assets, or the value of the underlying assets, if any, may be insufficient if the issuer defaults.

In a “forward roll” transaction, a Portfolio will sell a mortgage-related security to a bank or other permitted entity and simultaneously agree to purchase a similar security from the institution at a later date at an agreed-upon price. The mortgage securities that are purchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories than those sold. Risks of mortgage-related security rolls include: the risk of prepayment prior to maturity and the risk that the market value of the securities sold by the Portfolio may decline below the price at which the Portfolio is obligated to purchase the securities. Forward roll transactions may have the effect of creating investment leverage in the Portfolio.

•	Prepayment Risk and Extension Risk (ILR Fund and U.S. Government Fund only). Prepayment risk and extension risk apply primarily to mortgaged related and other asset-backed securities.

Prepayment risk is the risk that principal on loan obligations underlying a security may be repaid prior to the stated maturity date. If the Portfolio has purchased a security at a premium, any repayment that is faster than expected reduces the market value of the security and the anticipated yield-to-maturity. Repayment of loans underlying certain securities tends to accelerate during periods of declining interest rates.

Extension risk is the risk that an issuer will exercise its right to repay principal on an obligation held by the Portfolio later than expected. This may happen when there is a rise in interest rates, which could extend the duration of obligations held by the Portfolio and make the values of such obligations more sensitive to changes in interest rates.

•	Banking Industry Risk (ILR Fund only). If the Portfolio concentrates its investments in bank obligations, adverse developments in the banking industry may have a greater effect on the Portfolio than on a mutual fund that invests more broadly. Banks may be particularly sensitive to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal and monetary policy and general economic cycles. Recent instability in the financial markets has heavily influenced the obligations of certain banking institutions, resulting in some cases in extreme price volatility and a lack of liquidity.

•

Foreign Securities Risk (ILR Fund only). The Portfolio may invest in U.S. dollar-denominated obligations issued by non-U.S. issuers. While such instruments may be denominated in U.S. dollars, this does not eliminate the risk inherent in investing in the securities of foreign issuers. Dollar-denominated instruments issued by entities located in foreign countries could lose value as a result of political, financial and economic events in foreign

25

countries. Issuers of these instruments are not necessarily subject to the same regulatory requirements that apply to U.S. banks and corporations, although the information available for dollar-denominated instruments may be subject to the accounting, auditing and financial reporting standards of the U.S. domestic market or exchange on which they are traded, which standards may be more uniform and more exacting than those to which many foreign issuers are subject. Foreign banks, including those issuing instruments such as ECDs, ETDs and YCDs, or their domestic or foreign branches, may be subject to less rigorous regulation than U.S. banks operating in the United States, and may not be required to meet financial, capital, and other requirements applicable to U.S. banks. Foreign laws and accounting standards typically are not as strict as they are in the U.S. so there may be fewer restrictions on loan limitations, less frequent examinations and less stringent requirements regarding reserve accounting, auditing, recordkeeping and public reporting requirements.

•	Section 4(2) Commercial Paper and Rule 144A Securities Risk (ILR Fund only). The Portfolio may invest in commercial paper issued in reliance on the private placement exemption from registration afforded by Section 4(2) of the Securities Act of 1933, as amended (the “1933 Act”). This commercial paper is commonly called “Section 4(2) paper.” The Portfolio may also invest in securities that may be offered and sold only to “qualified institutional buyers” under Rule 144A of the 1933 Act (“Rule 144A securities”).

Section 4(2) paper is sold to institutional investors who must agree to purchase the paper for investment and not with a view to public distribution. Any resale by the purchaser must be in a transaction exempt from the registration requirements of the 1933 Act. Section 4(2) paper normally is resold to other institutional investors like the Portfolio through or with the assistance of the issuer or investment dealers that make a market in Section 4(2) paper. As a result it suffers from liquidity risk, the risk that the securities may be difficult to value because of the absence of an active market and the risk that it may be sold only after considerable expense and delay, if at all. Rule 144A securities generally must be sold only to other qualified institutional buyers.

Section 4(2) paper and Rule 144A securities will not be considered illiquid for purposes of a Portfolio’s limitation on illiquid securities if the Adviser (pursuant to guidelines adopted by the Board) determines that a liquid trading market exists for the securities in question. There can be no assurance that a liquid trading market will exist at any time for any particular Section 4(2) paper or Rule 144A securities. The Statement of Additional

Information (“SAI”) addresses the Fund’s and Portfolio’s limitation on illiquid securities.

•	Municipal Securities Risk (Tax Free Fund only). Municipal securities may be issued to obtain funds to be used for various public purposes, including general purpose financing for state and local governments, refunding outstanding obligations, and financings for specific projects or public facilities. General obligations are backed by the full faith and credit of the issuer. These securities include, for example, tax anticipation notes, bond anticipation notes and general obligation bonds. Revenue obligations are generally backed by the revenues generated from a specific project or facility and include industrial development bonds and private activity bonds. Private activity and industrial development bonds are dependent on the ability of the facility’s user to meet its financial obligations and the value of any real or personal property pledged as security for such payment. Private activity and industrial development bonds, although issued by industrial development authorities, may be backed only by the assets of the non-governmental user. Municipal notes are short-term instruments which are issued and sold in anticipation of a bond sale, collection of taxes or receipt of other revenues.

Some municipal securities are insured by private insurance companies, while others may be sup- ported by letters of credit furnished by domestic or foreign banks. In determining the credit quality of insured or letter of credit-backed securities, the Adviser reviews the financial condition and creditworthiness of such parties including insurance companies, banks and corporations.

Unlike most other bonds, however, municipal bonds pay interest that is exempt from federal income taxes and, in some cases, also from state and local taxes. Municipal bonds, and municipal bond funds, can therefore be advantageous to investors in higher tax brackets. However, because the interest is tax-exempt, municipal bond yields typically are lower than yields on taxable bonds and bond funds with comparable maturity ranges.

•	Tax Exempt Commercial Paper (Tax Free Fund only). Tax exempt commercial paper is a short-term obligation with a stated maturity of 365 days or less. It is typically issued to finance seasonal working capital needs or as short-term financing in anticipation of longer term financing. Tax exempt commercial paper may be a general obligation that is backed by the full faith and credit of the issuer or it may be a revenue obligation that is backed by the revenues generated from a specific project or facility. Each instrument may be backed only by the credit of the issuer or may be backed by some form of credit enhancement, typically in the form of a guarantee by a commercial bank.

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Additional Information about the Funds’ and Portfolios’ Non-Principal Investment Strategies and Risks

The investments described below reflect the Funds’ and Portfolios’ current practices. In addition to the principal risks described above, other risks are described in some of the descriptions of the investments below:

Investment in other Investment Companies (ILR Fund and Tax Free Fund only). A Portfolio may invest in other money market funds that are registered as investment companies under the Investment Company Act of 1940, as amended (the “1940 Act”), including mutual funds and exchange-traded funds that are sponsored or advised by the Adviser or its affiliates, to the extent permitted by applicable law or SEC exemptive relief. If a Portfolio invests in other money market funds, shareholders of the Fund will bear not only their proportionate share of the expenses described in this Prospectus, but also, indirectly, the expenses, including, for example, advisory and administrative fees, of the money market funds in which the Portfolio invests. Shareholders would also be exposed to the risks associated not only with the investments of the Portfolio (indirectly through the Fund’s investment in the Portfolio) but also to the portfolio investments of the money market funds in which the Portfolio invests.

Temporary Defensive Positions. From time to time, a Portfolio may take temporary defensive positions in attempting to respond to adverse market, economic or other conditions. Temporary defensive positions may be taken, for example, to preserve capital or if a Portfolio is unable to acquire the types of securities in which it normally invests. Temporary defensive positions may include, but are not limited to, investment in U.S. government securities, repurchase agreements collateralized by such securities, the maintenance of uninvested cash, or investment in cash equivalents. A Portfolio’s holdings in temporary defensive positions may be inconsistent with the Portfolio’s principal investment strategy, and, as a result, the Portfolio may not achieve its investment objective.

Portfolio Holdings Disclosure

The Funds’ portfolio holdings disclosure policy is described in the SAI.

Management and Organization

The Funds and the Portfolios. Each Fund is a separate, diversified series of the State Street Institutional Investment Trust (the “Trust”), which is an open-end management investment company organized as a business trust under the laws of The Commonwealth of Massachusetts.

Each Fund invests as part of a “master-feeder” structure. Each Fund currently seeks to achieve its investment objective by investing substantially all of its investable assets in a corresponding Portfolio, a separate mutual fund, that has a substantially identical investment objective, investment policies, and risks as the Fund. All discussions about a Fund’s investment objective, policies and risks should be understood to refer also to the investment objectives, policies and risks of the corresponding Portfolio.

A Fund can withdraw its investment in a Portfolio if, at any time, the Fund’s Board of Trustees determines that it would be in the best interests of the Fund’s shareholders, or if the investment objectives of the corresponding Portfolio changed so that they were inconsistent with the objectives of the Fund. If a Fund withdraws its investment from a Portfolio, the Fund may invest all of its assets in another mutual fund that has the same investment objective as the Fund, the Adviser may directly manage the Fund’s assets, or the Board may take such other action it deems appropriate and in the best interests of shareholders of the Fund, which may include liquidation of the Fund.

The Adviser. State Street Global Advisors (“SSgA”) is the investment management arm of State Street Corporation, a publicly held bank holding company. SSgA is one of the world’s largest institutional money managers, and uses quantitative and traditional techniques to manage approximately $2.34 trillion in assets as of December 31, 2013. SSgA FM, a wholly-owned subsidiary of State Street Corporation, is the investment adviser to the Funds and the Portfolios, and is registered with the SEC under the Investment Advisers Act of 1940, as amended. SSgA FM had approximately $334.95 billion in assets under management as of December 31, 2013. Each Fund has entered into an investment advisory agreement with the Adviser pursuant to which the Adviser will manage the Fund’s assets directly, for compensation paid at an annual rate of 0.05% of the Fund’s average daily net assets, in the event that the Fund were to cease investing substantially all of its assets in its corresponding Portfolio or another investment company with essentially the same investment objectives and policies as the Fund. The Adviser does not receive any management fees from a Fund under that agreement so long as the Fund continues to invest substantially all of its assets in the corresponding Portfolio or in another investment company with essentially the same investment objectives and policies as the Fund. The Adviser places all orders for purchases and

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sales of the portfolios’ investments. For the year ended December 31, 2013, the effective management fee paid, reflecting certain fee waivers and expense reimbursements of the Adviser, was 0.05% for Money Market Portfolio, 0.00% for Tax Free Money Market Portfolio, 0.03% for U.S. Government Portfolio, 0.00% for Treasury Portfolio and 0.00% for Treasury Plus Portfolio.

In addition to any contractual expense limitation for a Fund which is described in the Fund Summaries, the Adviser also may voluntarily reduce all or a portion of its fees and/or reimburse expenses for a Fund to the extent necessary to avoid negative yield which may vary from time to time and from Fund to Fund in the Adviser’s sole discretion. Under an agreement with the Adviser relating to the Voluntary Reduction, the Funds have agreed to reimburse the Adviser for the full dollar amount of any Voluntary Reduction beginning on October 1, 2012, subject to certain limitations. A Fund will not be obligated to reimburse the Adviser: more than three years after the end of the fiscal year for the fund in which the Adviser provided a Voluntary Reduction; in respect of any business day for which the net annualized one-day yield is less than 0.00%; to the extent that the amount of the reimbursement to the Adviser on any day exceeds fifty percent of the yield (net of all expenses, exclusive of the reimbursement) of the Fund on that day; to the extent that the amount of such reimbursement would cause the Fund’s net yield to fall below the Fund’s minimum net yield; or in respect of any fee waivers and/or expense reimbursements that are necessary to maintain a Fund’s contractual total expense limit which is effective at the time of such fee waivers and/or expense reimbursements. A reimbursement to the Adviser could negatively impact a Fund’s future yield. There is no guarantee that the Voluntary Reduction will be in effect at any time or that a Fund will be able to avoid a negative yield. Reimbursement payments by a Fund to the Adviser in connection with the Voluntary Reduction are considered “extraordinary expenses” and are not subject to any contractual expense limitation agreement in effect for the Fund at the time of such payment. The Adviser may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from a Fund, without limitation.

A summary of the factors considered by the Board of Trustees in connection with the renewals of the investment advisory agreements for the Funds is available in the Funds’ annual report to shareholders dated December 31, 2013.

The Adviser’s principal address is State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111.

The Administrator, Sub-Administrator and Custodian.

The Adviser serves as administrator of each Fund. The amount of the fee paid to the Adviser for administrative services varies by share class. Each Fund pays the Adviser an administrative fee at the annual rate of 0.05% in respect of its Institutional class shares. State Street Bank and Trust Company (“State Street”), a subsidiary of State Street Corporation, serves as the sub-administrator for the Funds for a fee that is paid by the Adviser. State Street also serves as custodian of the Funds for a separate fee that is paid by each Fund.

The Transfer Agent and Dividend Disbursing Agent. Boston Financial Data Services, Inc. is the transfer agent and dividend disbursing agent.

The Distributor. State Street Global Markets, LLC serves as the Funds’ distributor (the “Distributor” or “SSGM”) pursuant to the Distribution Agreement between the Distributor and the Trust.

Shareholder Information

Determination of Net Asset Value. The Tax Free Fund determines its NAV per share once each business day at 12:00 p.m. Eastern Time (“ET”) or the close of the New York Stock Exchange (the “NYSE”), whichever is earlier. The Treasury Fund determines its NAV per share once each business day at 2:30 p.m. ET or the close of the NYSE, whichever is earlier. Each of the other Funds determines its NAV per share once each business day at 5:00 p.m. ET except for days when the NYSE closes earlier than its regular closing time, in which event those Funds will determine their NAVs at the earlier closing time (the time when a Fund determines its NAV per share is referred to herein as the “Valuation Time”). Pricing does not occur on NYSE holidays.

A business day is one on which the NYSE is open for regular trading. The Federal Reserve is closed on certain holidays on which the NYSE is open. These holidays are Columbus Day and Veterans Day. On these holidays, you will not be able to purchase shares by wiring Federal Funds because Federal Funds wiring does not occur on days when the Federal Reserve is closed. The Funds reserve the right to accept orders to purchase or redeem shares, or to continue to accept such orders following the close of the NYSE, on any day that is not a business day or any day on which the NYSE closes early, provided the Federal Reserve remains open. The Funds also may establish special hours on those days to determine each Fund’s NAV. In the event that the Funds invoke the right to accept orders to purchase or redeem shares on any day that is not a business day or adopt special hours of operation, the Funds will post advance notice of these events at www.ssga.com/cash.

Each of the Funds seeks to maintain a $1.00 per share NAV and, accordingly, uses the amortized cost valuation method, in compliance with Rule 2a-7’s risk limiting conditions, to value its portfolio instruments. The amortized cost valuation method initially prices an instrument at its cost and thereafter assumes a constant amortization to maturity of any discount or

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premium, regardless of the impact of fluctuating interest rates on the market value of the instrument.

If you hold shares of a Fund through a broker-dealer or other financial intermediary, your intermediary may offer additional services and account features that are not described in this Prospectus. Please contact your intermediary directly for an explanation of these services.

Purchasing Shares. Investors pay no sales load to invest in the Service Class of the Funds. The price for Fund shares is the NAV per share. Orders will be priced at the NAV next calculated after the order is accepted by the Funds.

Purchase orders in good form (a purchase request is in good form if it meets the requirements implemented from time to time by the Funds’ transfer agent or a Fund, and for new accounts includes submission of a completed and signed application and all documentation necessary to open an account) on a business day will, if payment is received the same day by Fed Wire before the close of the Federal Reserve, if accepted, receive that day’s NAV and will earn dividends declared on the date of the purchase. All purchases that are made by check will begin earning dividends the following business day after the day the order is accepted. (If you purchase shares by check, your order will not be in good form until the Fund’s transfer agent receives federal funds for the check.) All purchase orders are subject to acceptance by the Funds.

The minimum initial investment in Service Class shares of the Funds is $10 million, although the Adviser may waive the minimum in its discretion. Holdings of related customer accounts may be aggregated for purposes of determining the minimum investment amount. “Related customer accounts” may include, but are not limited to, accounts held by the same investment or retirement plan, financial institution, broker, dealer or intermediary. The Funds and the Adviser reserve the right to increase or decrease the minimum amount required to open or maintain an account. There is no minimum subsequent investment, except in relation to maintaining certain minimum account balances (See “Redeeming Shares” below). The Funds intend to be as fully invested as is practicable; therefore, investments must be made in Federal Funds (i.e., monies credited to the account of the Funds’ custodian bank by a Federal Reserve Bank). The Funds require prior notification of subsequent investments in excess of: $5,000,000 for the Tax Free Fund; $10,000,000 for the Treasury Fund; and $50,000,000 for the ILR Fund, U.S. Government Fund, and Treasury Plus Fund.

The Funds reserve the right to cease accepting investments at any time or to reject any investment order. In addition, the ILR Fund, U.S. Government Fund and the Treasury Plus Fund may limit the amount of a purchase order received after 3:00 p.m.

ET. The Treasury Fund may limit the amount of a purchase order received after 12:00 p.m. (noon) ET.

How to Purchase Shares

By Mail:

An initial investment in the Funds must be preceded or accompanied by a completed, signed Institutional Account Application Form, sent to:

State Street Institutional Trust Funds

P.O. Box 8048

Boston, MA 02205-8048

By Overnight:

State Street Institutional Trust Funds

30 Dan Road

Canton, MA 02021-2809

By Telephone/Fax:

An initial investment in the Funds must be preceded or accompanied by a completed, signed Institutional Account Application Form, faxed to (816) 218-0400. Call the Fund at (866) 392-0869 between the hours of 8:00 a.m. ET and 5:00 p.m. ET to:

•	confirm receipt of the faxed Institutional Account Application Form (initial purchases only),

•	request your new account number (initial purchases only),

•	confirm the amount being wired and wiring bank, and

•	receive a confirmation number for your purchase order (your trade is not effective until you have received a confirmation number from the Fund).

For your initial investment, send the original, signed Institutional Account Application Form to the address above.

Wire Instructions:

Instruct your bank to transfer money by Federal Funds wire to:

State Street Bank and Trust Company

1 Iron Street

Boston, MA 02110

ABA# 011000028

DDA# 9905-801-8

State Street Institutional Investment

Trust             Fund             Class

Account Number

Account Registration

On Columbus Day and Veterans Day, you will not be able to purchase shares by wiring Federal Funds because the Federal Funds wiring does not occur on those days. Payment for Fund shares must be in Federal Funds (or converted to Federal Funds by the Transfer Agent) by the close of the Federal Reserve.

You will not be able to redeem shares from the account until the original Application has been received. The Funds and the Funds’ agents are not responsible for transfer errors by the sending or receiving bank and will not be liable for any loss incurred due to a wire transfer not having been received.

In accordance with certain federal regulations, the Trust is required to obtain, verify and record information that identifies

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each entity that applies to open an account. For this reason, when you open (or change ownership of) an account, the Trust will request certain information, including your name, residential/business address, date of birth (for individuals) and taxpayer identification number or other government identification number and other information that will allow us to identify you which will be used to verify your identity. The Trust may also request to review other identification documents such as driver license, passport or documents showing the existence of the business entity. If you do not provide sufficient information to verify your identity, the Trust will not open an account for you. As required by law, the Trust may employ various procedures, such as comparing your information to fraud databases or requesting additional information and documentation from you, to ensure that the information supplied by you is correct. The Trust reserves the right to reject any purchase for any reason, including failure to provide the Trust with information necessary to confirm your identity as required by law.

Redeeming Shares. An investor may redeem all or any portion of its investment at the NAV next determined after it submits a redemption request, in proper form, to the Funds. Redemption orders are processed at the NAV next determined after a Fund receives a redemption order in good form. If a Fund receives a redemption order prior to its Valuation Time on a business day, the Fund may send payment for redeemed shares on that day. No dividends will be paid on shares that are redeemed and wired the same day. Each Fund, other than the ILR Fund, reserves the right to pay for redeemed shares within seven days after receiving a redemption order if, in the judgment of the Adviser, an earlier payment could adversely affect the Fund. For the ILR Fund, shares are redeemed, and payment for redeemed shares sent, no later than the next business day.

The right of any investor to receive payment with respect to any redemption may be suspended or the payment of the redemption proceeds postponed during any period in which the NYSE is closed (other than weekends or holidays) or trading on the NYSE is restricted or, to the extent otherwise permitted by the 1940 Act, if an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund fairly to determine the value of its net assets. In addition, the SEC may by order permit suspension of redemptions for the protection of shareholders of the Funds. Although each Fund attempts to maintain its NAV at $1.00 per share, there can be no assurance that it will be successful, and there can be no assurance that a shareholder will receive $1.00 per share upon any redemption.

A request for a partial redemption by an investor whose account balance is below the minimum amount or a request for partial redemption by an investor that would bring the account below the minimum amount may be treated as a request for a complete redemption of the account. These minimums may be different for investments made through certain financial intermediaries as determined by their policies and may be waived in the Adviser’s discretion. The Funds reserve the right to modify minimum account requirements at any time with or without prior notice. The Funds also reserve the right to involuntarily redeem an investor’s account if the investor’s account balance falls below the applicable minimum amount due to transaction activity.

How to Redeem Shares

By Mail

Send a signed letter to:

State Street Institutional Investment Trust Funds

P.O. Box 8048

Boston, MA 02205-8048

The letter should include information necessary to process your request as described below. The Fund may require a medallion guarantee in certain circumstances. See “Medallion Guarantees” below.

By Overnight

State Street Institutional Investment Trust Funds

30 Dan Road

Canton, MA 02021-2809

By Telephone

Please Call (866) 392-0869 between the hours of 8:00 a.m. and 5 p.m. ET.

The Funds will need the following information to process your redemption request:

•	name(s) of account owners;

•	account number(s);

•	the name of the Fund;

•	your daytime telephone number; and

•	the dollar amount or number of shares being redeemed.

On any day that the Funds calculate NAV earlier than normal, the Funds reserve the right to adjust the times noted above for purchasing and redeeming shares.

Medallion Guarantees. Certain redemption requests must include a medallion guarantee for each registered account owner if any of the following apply:

•	Your account address has changed within the last 10 business days.

•	Redemption proceeds are being transferred to an account with a different registration.

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•	A wire is being sent to a financial institution other than the one that has been established on your Fund account.

•	Other unusual situations as determined by the Funds’ transfer agent.

All redemption requests regarding shares of the Funds placed after 4:00 p.m. ET (2:00 p.m. ET for the Treasury Fund) may only be placed by telephone. The Funds reserve the right to postpone payments for redemption requests received after 4:00 p.m. ET (2:00 p.m. ET for the Treasury Fund) until the next business day. The Funds reserve the right to waive medallion guarantee requirements, require a medallion guarantee under other circumstances or reject or delay redemption if the medallion guarantee is not in good form. Medallion guarantees may be provided by an eligible financial institution such as a commercial bank, a FINRA member firm such as a stock broker, a savings association or a national securities exchange. A notary public cannot provide a medallion guarantee. The Funds reserve the right to reject a medallion guarantee if it is not provided by a STAMP Medallion guarantor.

About Telephone Transactions. Telephone transactions are extremely convenient but are not free from risk. Neither the Funds nor the Funds’ agents will be responsible for any losses resulting from unauthorized telephone transactions if reasonable security procedures are followed. In addition, you are responsible for: (i) verifying the accuracy of all data and information transmitted by telephone, (ii) verifying the accuracy of your account statements immediately upon receipt, and (iii) promptly notifying the Funds of any errors or inaccuracies including, without limitation, any errors or inaccuracies relating to shareholder data or information transmitted by telephone. During periods of heavy market activity or other times, it may be difficult to reach the Funds by telephone. If you are unable to reach us by telephone, consider sending written instructions.

The Funds may terminate the receipt of redemption orders by telephone at any time, in which case you may redeem shares by other means.

If you choose to purchase or redeem shares by sending instructions by regular mail, they will not be deemed received in good order until they are released by the post office and redelivered to the Transfer Agent’s physical location at 30 Dan Road in Canton, MA 02021. There will be a time lag, which may be one or more days, between regular mail receipt at the Boston post office box and redelivery to such physical location in Canton, and a Fund’s net asset value may change over those days. You might consider using express rather than regular mail if you believe time of receipt of your transaction request to be sensitive.

Excessive Trading. Because the Funds are money market funds, the Funds’ Board of Trustees has not adopted policies and procedures with respect to frequent purchases and redemptions of Fund shares by Fund shareholders. Nonetheless, the Funds may take any reasonable action that they deem necessary or appropriate to prevent excessive trading in Fund shares without providing prior notification to the account holder. Such action may include rejecting any purchase, in whole or part, including, without limitation, by a person whose trading activity in Fund shares may be deemed harmful to the Fund. While the Funds attempt to discourage such excessive trading, there can be no guarantee that they will be able to identify investors who are engaging in excessive trading or limit their trading practices. Additionally, frequent trades of small amounts may not be detected. The Funds recognize that they may not always be able to detect or prevent excessive trading or other activity that may disadvantage the Funds or their shareholders.

Shareholder Servicing Payments

The Funds’ Service Class shares generally are sold to clients of financial intermediaries (“Service Organizations”), including affiliates of the Adviser, which have entered into shareholder servicing agreements with the Funds or Distributor. Service Organizations agree to perform certain shareholder servicing, administrative and accounting services for their clients and customers who are beneficial owners of shares of the Funds. The Funds will make payments to Service provided at an annual rate of up to 0.05% of a Fund’s average daily net assets attributable to the Service Organization.

Payments to Financial Intermediaries

Financial intermediaries are firms that, for compensation, sell shares of mutual funds, including the Fund, and/or provide certain administrative and account maintenance services to mutual fund shareholders. Financial intermediaries may include, among others, brokers, financial planners or advisors, banks, and insurance companies.

In some cases, a financial intermediary may hold its clients’ Fund shares in nominee or street name. Shareholder services provided by a financial intermediary may (though they will not necessarily) include, among other things: processing and mailing trade confirmations, periodic statements, prospectuses, annual reports, semiannual reports, shareholder notices, and other SEC-required communications; capturing and processing tax data; issuing and mailing dividend checks to shareholders who have selected cash distributions; preparing record date shareholder lists for proxy solicitations; collecting and posting distributions to shareholder accounts; and establishing and maintaining systematic withdrawals and automated investment plans and shareholder account registrations.

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The compensation paid by SSGM or its affiliates to a financial intermediary is typically paid continually over time, during the period when the intermediary’s clients hold investments in the Fund. The amount of continuing compensation paid by SSGM or its affiliates to different financial intermediaries for distribution and/or shareholder services varies. The compensation is typically a percentage of the value of the financial intermediary’s clients’ investments in the Fund or a per account fee. The variation in compensation may, but will not necessarily, reflect enhanced or additional services provided by the intermediary.

SSGM and its affiliates (including SSgA FM), at their own expense and out of their own assets, may also provide compensation to financial intermediaries in connection with sales of the Fund’s shares or the servicing of shareholders or shareholder accounts. Such compensation may include, but is not limited to, financial assistance to financial intermediaries in connection with conferences, sales, or training programs for their employees; seminars for the public; advertising or sales campaigns; or other financial intermediary-sponsored special events. In some instances, this compensation may be made available only to certain financial intermediaries whose representatives have sold or are expected to sell significant amounts of shares. Dealers may not use sales of the Fund’s shares to qualify for this compensation to the extent prohibited by the laws or rules of any state or any self-regulatory agency, such as FINRA.

If payments to financial intermediaries by the distributor or adviser for a particular mutual fund complex exceed payments by other mutual fund complexes, your financial advisor and the financial intermediary employing him or her may have an incentive to recommend that fund complex over others. Please speak with your financial advisor to learn more about the total amounts paid to your financial advisor and his or her firm by SSGM and its affiliates and by sponsors of other mutual funds he or she may recommend to you. You should also consult disclosures made by your financial intermediary at the time of purchase.

Dividends, Distributions and Tax Considerations

The Funds intend to declare dividends on shares from net investment income daily and pay them as of the last business day of each month. Distributions from capital gains, if any, will be made annually in December.

The following discussion is a summary of some important U.S. federal tax considerations generally applicable to investments in the Funds. Your investment in the Funds may have other tax implications. Please consult your tax advisor about foreign, federal, state, local or other tax laws applicable to you. Investors, including non-U.S. investors, should consult the SAI tax section for more complete disclosure.

Each Fund has elected to be treated as a regulated investment company and intends each year to qualify and to be eligible to be treated as such. A regulated investment company is generally not subject to tax at the corporate level on income and gains that are distributed to shareholders. However, a Fund’s failure to qualify as a regulated investment company would result in corporate level taxation, and consequently, a reduction in income available for distribution to shareholders.

For federal income tax purposes, distributions of investment income (other than “exempt-interest dividends” described below) are generally taxable to you as ordinary income. Taxes on distributions of capital gains generally are determined by how long the applicable Portfolio owned the investments that generated them, rather than how long you have owned your Fund shares. The Funds generally do not expect to make distributions that are eligible for taxation as long-term capital gains.

Distributions from the Tax Free Fund properly reported as “exempt-interest dividends” are not generally subject to federal income tax, including the federal alternative minimum tax for individuals, but may be included in “adjusted current earnings” for purposes of the federal alternative minimum tax for corporate shareholders and may be subject to state and local taxes. If you receive Social Security or railroad retirement benefits, you should consult your tax advisor to determine what effect, if any, an investment in the Tax Free Fund may have on the federal taxation of your benefits. Distributions of the Tax Free Fund’s income other than exempt-interest dividends generally will be taxable as ordinary income, and distributions of the Tax Free Fund’s net long-term and short-term capital gains (if any) generally will be taxable to you as long-term or short-term capital gain, as applicable, including in respect of gains generated from the sale or other disposition of tax-exempt municipal obligations. The Tax Free Portfolio may also invest a portion of its assets in securities that generate income (that will be allocated to and distributed by the Fund) that will be subject to both federal and state taxes.

Distributions (other than distributions of exempt-interest dividends) are taxable whether you receive them in cash or reinvest them in additional shares. Any gains resulting from the redemption of Fund shares will generally be taxable to you as either short-term or long-term capital gain, depending upon how long you have held your shares in the Fund.

A 3.8% Medicare contribution tax is imposed on the “net investment income” of individuals, estates and trusts whose income exceeds certain threshold amounts. Net investment income generally includes for this purpose dividends paid by a

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Fund, including any capital gain dividends, and net capital gains recognized on the redemption of shares of a Fund.

If you are not a citizen or permanent resident of the United States, each Fund’s ordinary income dividends, but not its exempt-interest dividends, will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies or unless such income is effectively connected with a U.S. trade or business. For distribution with respect to taxable years of the Funds beginning before January 1, 2014, a Fund was able, under certain circumstances, to report in a written notice to shareholders all or a portion of a dividend as an “interest-related dividend” or a “short-term capital gain dividend” that if received by a nonresident alien or foreign entity generally is exempt from the 30% U.S. withholding tax, provided that certain other requirements are met. These exemptions have expired for distributions with respect to taxable years of a Fund beginning on or after January 1, 2014. Therefore, as of the date of this Prospectus, the Funds (or intermediary, as applicable) are currently required to withhold on distributions to The Funds intend to declare dividends on shares from net investment income daily and pay them as of the last business day of each month. Distributions from capital gains, if any, will be made annually in December. attributable to net interest or short-term capital gains that were formerly eligible for this withholding exemption. It is currently unclear whether Congress will extend this exemption for distributions with respect to taxable years of the Funds beginning on or after January 1, 2014, or what the terms of such an extension would be, including whether such extension would have retroactive effect.

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Financial Highlights

The Financial Highlights table is not presented because Service Class shares of the Funds had not commenced operations as of the date of this Prospectus.

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For more information about the Funds:

The Funds’ SAI includes additional information about the Funds and is incorporated by reference into this document. Additional information about the Funds’ investments is available in the Funds’ annual and semi-annual reports to shareholders.

The SAI and the Funds’ annual and semi-annual reports are available, without charge, upon request. Shareholders in the Funds may make inquiries to the Funds to receive such information by calling State Street Global Markets, LLC at (877) 521-4083 or by writing to the Funds, c/o State Street Global Markets, LLC, State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111-2900. The Funds’ website address is http://www.ssga.com/cash.

Information about the Funds (including the SAI) can be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the Funds are available free of charge on the EDGAR Database on the Commission’s Internet site at http://www.sec.gov. Copies of this information also may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission’s Public Reference Section, Washington, D.C. 20549-1520.

SSgA FUNDS MANAGEMENT, INC.

STATE STREET FINANCIAL CENTER

ONE LINCOLN STREET

BOSTON, MASSACHUSETTS 02111

The State Street Institutional Investment Trust’s Investment Company Act File Number is 811-09819.

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State Street Institutional Investment Trust

STATE STREET INSTITUTIONAL LIQUID RESERVES FUND (SSLXX)

CLASS M SHARES

Prospectus Dated April 30, 2014

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THE FUND OFFERED BY THIS PROSPECTUS IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

THE FUND OFFERS MULTIPLE CLASSES OF SHARES. THIS PROSPECTUS COVERS ONLY THE CLASS M SHARES.

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FUND SUMMARY

Investment Objective

The investment objective of State Street Institutional Liquid Reserves Fund (the “ILR Fund” or sometimes referred to in context as the “Fund”) is to seek to maximize current income, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value (“NAV”) by investing in U.S. dollar-denominated money market securities.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy and hold shares of the ILR Fund. The expenses shown in the table and the Example reflect the expenses of the Fund and the Fund’s proportionate share of the expenses of the State Street Money Market Portfolio (the “Money Market Portfolio” or sometimes referred to in context as the “Portfolio”).

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)(1)

Management Fee	0.05%
Other Expenses	0.05%

Total Annual Fund Operating Expenses(2)	0.10%

(1)	Amounts reflect the total expenses of the Money Market Portfolio and the Fund.

(2)

The Fund’s investment adviser, SSgA Funds Management, Inc. (the “Adviser” or “SSgA FM”), may voluntarily reduce all or a portion of its fees and/or reimburse expenses of the Fund to the extent necessary to avoid negative yield (the “Voluntary Reduction”), or a yield below a specified level, which may vary from time to time in the Adviser’s sole discretion. The Fund has agreed, subject to certain limitations, to reimburse the Adviser for the full dollar amount of any Voluntary Reduction incurred after October 1, 2012. As of December 31, 2013, the Adviser had not waived fees and/or reimbursed expenses under the Voluntary Reduction. The Adviser may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the Fund, without limitation. Any future reimbursement by the Fund of the Voluntary Reduction would increase the Fund’s expenses and reduce the Fund’s yield. There is no guarantee that the Voluntary Reduction will be in effect at any given time or that the Fund will be able to avoid a negative yield.

Example

This Example is intended to help you compare the cost of investing in the ILR Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$10	$32	$56	$128

Principal Investment Strategies

The ILR Fund invests substantially all of its investable assets in the Money Market Portfolio.

The Money Market Portfolio follows a disciplined investment process in which the Portfolio’s investment adviser, SSgA Funds Management, Inc. (the “Adviser” or “SSgA FM”), bases its decisions on the relative attractiveness of different money market instruments. In the Adviser’s opinion, the attractiveness of an instrument may vary depending on the general level of interest rates, as well as imbalances of supply and demand in the market. The Portfolio invests in accordance with regulatory requirements applicable to money market funds, which require, among other things, the Portfolio to invest only in short-term, high quality debt obligations (generally, securities that have remaining maturities of 397 calendar days or less and either have been rated in one of the two highest short-term rating categories or are considered by the Portfolio to be of comparable quality), to maintain a maximum dollar-weighted average maturity of 60 days or less, and to meet requirements as to portfolio diversification and liquidity.

The Portfolio attempts to meet its investment objective by investing in a broad range of money market instruments. These may include among other things: U.S. government securities, including U.S. Treasury bills, notes and bonds and other securities issued or guaranteed as to principal and/or interest, as applicable,

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by the U.S. government or its agencies or instrumentalities; certificates of deposits and time deposits of U.S. and foreign banks; commercial paper and other high quality obligations of U.S. or foreign companies; asset-backed securities, including asset-backed commercial paper; mortgage-related securities; and repurchase agreements. These instruments may bear fixed, variable or floating rates of interest or may be zero-coupon securities. The Portfolio also may invest in shares of other money market funds, including funds advised by the Adviser. Under normal market conditions, the Portfolio intends to invest more than 25% of its total assets in bank obligations. A substantial portion of the Portfolio may be invested in securities that are issued or traded pursuant to exemptions from registration under the federal securities laws.

Principal Investment Risks

An investment in the Fund is not a deposit in a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

In addition, the Fund is subject to the following risks:

•	Risks of Investing Principally in Money Market Instruments:

•

Interest Rate Risk — The risk that interest rates will rise, causing the value of the Portfolio’s investments to fall. Also, the risk that as interest rates decline, the amount of income the Portfolio receives on its new investments generally will decline.

•

Credit Risk — The risk that an issuer, guarantor or liquidity provider of an instrument will be unable, or will be perceived to be unable, to make scheduled interest or principal payments, and that the value of the instrument will fall as a result.

•

Liquidity Risk — The risk that the Portfolio may not be able to sell some or all of its securities at desired prices, or may be unable to sell the securities at all, because of a lack of demand in the market for such securities, or a liquidity provider defaults on its obligation to purchase the securities when properly tendered by the Portfolio.

•	Prepayment Risk and Extension Risk —Applicable primarily to mortgage-related and other asset-backed securities, the risks that loan obligations may be repaid faster or slower than expected, causing the Portfolio to invest repayment proceeds in, or continue to hold, lower yielding securities, as the case may be.

•

Stable Share Price Risk:    If the market value of one or more of the Portfolio’s investments changes substantially, the Fund may not be able to maintain a stable share price of $1.00. This risk typically is higher during periods of rapidly changing interest rates or when issuer credit quality generally is falling, and is made worse when the Portfolio experiences significant redemption requests.

•

Master/Feeder Structure Risk:    The Fund’s performance may be adversely affected as a result of large cash inflows to or outflows from the Portfolio and any related disruption to the Portfolio’s investment program.

•

Low Short-Term Interest Rate Risk:    At the date of this Prospectus, short-term interest rates are at historically low levels, and so the Fund’s yield is very low. It is possible that the Portfolio will generate an insufficient amount of income to pay its expenses, and that it and/or the Fund will not be able to pay a daily dividend and may have a negative yield (i.e., it may lose money on an operating basis). It is possible that the Portfolio will maintain a substantial portion of its assets in cash, on which it would earn little, if any, income.

•

Banking Industry Risk:    To the extent the Portfolio concentrates its investments in bank obligations, financial, economic, business, and other developments in the banking industry will have a greater effect on the Portfolio than if it had not concentrated its assets in the banking industry. Adverse changes in the banking industry may include, among other things, banks experiencing substantial losses on loans, increases in non-performing assets and charge-offs and declines in total deposits.

•

Repurchase Agreement Risk:    In a repurchase agreement, the Portfolio purchases a security from a seller at one price and simultaneously agrees to sell it back to the original seller at an agreed-upon price. If the Portfolio’s counterparty is unable to honor its commitments, the Portfolio may be unable to recover its purchase

4

price and may be prevented or delayed from realizing on the security to make up any losses.

•

Mortgage-Related and other Asset-Backed Securities Risk:    Defaults, or perceived increases in the risk of defaults, on the loans underlying mortgage-related or asset-backed securities may impair the values of the securities. These securities also present a higher degree of prepayment risk (when repayment of principal occurs before scheduled maturity) and extension risk (when rates of repayment of principal are slower than expected) than do other types of fixed income securities. The enforceability of security interests that support these securities may, in some cases, be subject to limitations.

•

Foreign Securities Risk:    The Portfolio may invest in U.S. dollar denominated instruments issued by foreign governments, corporations and financial institutions. Foreign securities are subject to political, economic, and regulatory risks not present in domestic investments. Returns on investments in securities issued by foreign issuers could be more volatile than securities issued by U.S. issuers. Foreign investments may be affected by, among other things, changes in currency exchange rates; currency controls; different accounting, auditing, financial reporting, and legal standards and practices applicable in foreign countries; tax withholding; and higher transaction costs. Foreign banks, or their domestic or foreign branches, may be subject to less rigorous regulation than U.S. banks operating in the United States, and may not be required to meet financial, capital, and other requirements applicable to U.S. banks. Foreign laws and accounting standards typically are not as strict as they are in the U.S. so there may be fewer restrictions on loan limitations, less frequent examinations and less stringent requirements regarding reserve accounting, auditing, recordkeeping and public reporting requirements.

•

U.S. Government Sponsored Enterprises Risk:    Securities of certain U.S. government agencies and instrumentalities are not supported by the full faith and credit of the U.S. Government, and to the extent the Portfolio owns such securities, it must look to the agency or instrumentality issuing or guaranteeing the securities for repayment.

•	Variable and Floating Rate Securities Risk: The Portfolio may purchase variable and floating rate,

whose interest rates change based on changes in market interest rates. As a result, the interest paid on such securities will tend to fall as market interest rates fall generally, and the interest rates on such securities may not rise as rapidly as general market rates.

•

Market Risk:    The values of the securities in which the Portfolio invests may go up or down in response to the prospects of individual issuers and/or general economic conditions. Price changes may be temporary or may last for extended periods. Recent instability in the financial markets has led the U.S. Government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. The withdrawal of this support could negatively affect the value and liquidity of certain securities or of markets generally. In addition, legislation recently enacted in the U.S. calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be fully known for some time.

•

Money Market Fund Regulatory Risk:    It is possible that the U.S. Securities and Exchange Commission (“SEC”) or another agency will adopt regulations that change in very important respects the operation of money market funds. Any such regulatory changes could impact important characteristics of the Fund, including liquidity of an investment in the Fund or the Fund’s ability to maintain a stable net asset value per share.

Performance

The bar chart below shows the performance of the ILR Fund’s Class M Shares during the Fund’s complete calendar years since inception. The chart provides some indication of the risks of investing in the ILR Fund’s Class M Shares by illustrating the variability of the Fund’s past performance. Please keep in mind that past performance does not necessarily indicate how the ILR Fund’s Class M Shares will perform in the future. Additionally, the performance information prior to December 15, 2011, the inception date for Class M Shares, is that of the Institutional Class of the ILR Fund. The ILR Fund Institutional Class’ inception date was August 12, 2004.

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State Street Institutional Liquid Reserves Fund

Total Return for the Calendar Years Ended December 31

Returns would have been lower if operating expenses had not been reduced. During the period shown in the bar chart, the highest return for a quarter was 1.33% (quarter ended 12/31/06) and the lowest return for a quarter was 0.02% (quarter ended 9/30/13).

Average Annual Total Returns

For the Periods Ended December 31, 2013

	1-Year	5-Year	Since the Inception Date of the Fund
State Street Institutional Liquid Reserves Fund — Class M Shares	0.12%	0.23%	1.91%

To obtain the Fund’s current yield, please call (877) 521-4083.

Investment Adviser

SSgA FM serves as the investment adviser to the Fund.

Purchase and Sale of Fund Shares

    Purchase Minimums

To establish an account	$250,000,000
To add to an existing account	No minimum

You may redeem Fund shares on any day the Fund is open for business.

You may redeem Fund shares by written request or wire transfer. Written requests should be sent to:

By Mail: State Street Institutional Trust Funds P.O. Box 8048 Boston, MA 02205-8048
By Overnight: State Street Institutional Trust Funds 30 Dan Road Canton, MA 02021-2809

By Telephone:

For wire transfer instructions, please call (866) 392-0869 between 8 a.m. and 5 p.m. Eastern time. Redemptions by telephone are permitted only if you previously have been authorized for these transactions.

If you wish to purchase or redeem Fund shares through a broker, bank or other financial intermediary, please contact that financial intermediary directly. Your financial intermediary may have different or additional requirements for opening an account and/or for the processing of purchase and redemption orders, or may be closed at times when the Fund is open.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

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ADDITIONAL INFORMATION ABOUT INVESTMENT OBJECTIVE, PRINCIPAL STRATEGIES AND RISKS OF INVESTING IN THE FUND AND PORTFOLIO

Investment Objective

The investment objective of the Fund, as stated in the Fund’s Fund Summary, may be changed without shareholder approval.

Principal Investment Strategies

The ILR Fund invests substantially all of its investable assets in the Money Market Portfolio.

The Money Market Portfolio follows a disciplined investment process in which the Adviser bases its decisions on the relative attractiveness of different money market instruments. In the Adviser’s opinion, the attractiveness of an instrument may vary depending on the general level of interest rates, as well as imbalances of supply and demand in the market. The Portfolio invests in accordance with regulatory requirements applicable to money market funds, which require, among other things, the Portfolio to invest only in short-term, high quality debt obligations (generally, securities that have remaining maturities of 397 calendar days or less and either have been rated in one of the two highest short-term rating categories or are considered by the Portfolio to be of comparable quality), to maintain a maximum dollar-weighted average maturity of 60 days or less, and to meet requirements as to portfolio diversification and liquidity.

The Portfolio attempts to meet its investment objective by investing in a broad range of money market instruments. These may include among other things: U.S. government securities, including U.S. Treasury bills, notes and bonds and other securities issued or guaranteed as to principal and/or interest, as applicable, by the U.S. government or its agencies or instrumentalities; certificates of deposits and time deposits of U.S. and foreign banks (including ECDs, ETDs and YCDs as defined below); commercial paper and other high quality obligations of U.S. or foreign companies; asset-backed securities, including asset-backed commercial paper; mortgage-related securities; and repurchase agreements. These instruments may bear fixed, variable or floating rates of interest or may be zero-coupon securities. The Portfolio also may invest in shares of other money market funds, including funds advised by the Adviser. Under normal market conditions, the Portfolio intends to invest more than 25% of its total assets in bank obligations. A substantial portion of the Portfolio may be invested in securities that are issued or traded pursuant to exemptions from registration under the federal securities laws. European Certificates of Deposit (“ECDs”) are U.S. dollar-denominated certificates of deposit issued by a bank outside of the United States. European Time Deposits (“ETDs”) are U.S. dollar-denominated deposits in foreign branches of U.S. banks and foreign banks. Yankee Certificates of Deposit (“YCDs”) are U.S. dollar-denominated certificates of deposit issued by U.S. branches of foreign banks. These instruments have different risks than those associated with the obligations of U.S. banks operating in the United States.

Additional Information About Risks

•

Money Market Risk:    An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, there can be no assurance that it will do so, and it is possible to lose money by investing in the Fund.

•

Interest Rate Risk:    The values of debt instruments usually rise and fall in response to changes in interest rates. Declining interest rates generally result in increases in the values of existing debt instruments, and rising interest rates generally result in declines in the values of existing debt instruments. Interest rate risk is generally greater for investments with longer durations or maturities. Some investments give the issuer the option to call or redeem an investment before its maturity date. If an issuer calls or redeems an investment during a time of declining interest rates, the Portfolio might have to reinvest the proceeds in an investment offering a lower yield and therefore might not benefit from any increase in value as a result of declining interest rates. Adjustable rate instruments also generally increase or decrease in value in response to changes in interest rates, although generally to a lesser degree than fixed-income securities (depending, however, on the characteristics of the reset terms, including the index chosen, frequency of reset, and reset caps or floors, among other factors). When interest rates decline, the income received by the Portfolio may decline, and the Portfolio’s yield may also decline. Short-term interest rates have been

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at historically low levels for an extended period due in substantial part to governmental intervention. Any changes in governmental policy could cause interest rates to increase and could have a substantial and immediate effect on the values of a Fund’s investments.

•

Credit Risk:    Credit risk is the risk that an issuer, guarantor or liquidity provider of a fixed-income security held by the Portfolio may be unable or unwilling, or may be perceived (whether by market participants, ratings agencies, pricing services or otherwise) as unable or unwilling, to make timely principal and/or interest payments, or to otherwise honor its obligations. It includes the risk that one or more of the securities will be downgraded by a credit rating agency; generally, lower credit quality issuers have higher credit risks. An actual or perceived loss in creditworthiness of an issuer of a fixed-income security held by the Portfolio may result in a decrease in the value of the security. Credit risk also includes the risk that an issuer or guarantor of a security, or a bank or other financial institution that has entered into a repurchase agreement with the Portfolio, may default on its payment or repurchase obligation, as the case may be.

•

Liquidity Risk:    Liquidity risk exists when particular investments cannot be disposed of quickly in the normal course of business. The ability of the Portfolio to dispose of such securities at advantageous prices may be greatly limited, and the Portfolio may have to continue to hold such securities during periods when the Adviser would otherwise have sold them. Some securities held by the Portfolio may be restricted as to resale, and there is often no ready market for such securities. In addition, the Portfolio, by itself or together with other accounts managed by the Adviser, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Portfolio to dispose of the position at an advantageous time or price. Market values for illiquid securities may not be readily available, and there can be no assurance that any fair value assigned to an illiquid security at any time will accurately reflect the price the Portfolio might receive upon the sale of that security. It is possible that, during periods of extreme market volatility or unusually high and unanticipated levels of redemptions, the Portfolio may be forced to sell large amounts of securities more quickly than it normally would in the ordinary course of business. In such a case, the sale proceeds received by the Portfolio may be substantially less than if the Portfolio had been able to sell the securities in more-orderly transactions, and the sale price may be substantially lower than the price previously used by the Portfolio to value its securities.

•

Stable Share Price Risk:    If the market value of one or more of the Portfolio’s investments changes substantially, the Fund may not be able to maintain a stable share price of $1.00. This risk typically is higher during periods of rapidly changing interest rates or when issuer credit quality generally is falling, and is made worse when the Portfolio experiences significant redemption requests.

•

Master/Feeder Structure Risk:    Unlike traditional mutual funds that invest directly in securities, each of the Funds pursues its objective by investing substantially all of its assets in a Portfolio with substantially the same investment objectives, policies and restrictions. The ability of a Fund to meet its investment objective is directly related to the ability of the Portfolio to meet its objective. The ability of a Fund to meet its objective may be adversely affected by the purchase and redemption activities of other investors in the Portfolio and any related disruption to the Portfolio’s investment program. The ability of the Fund to meet redemption requests depends on its ability to redeem its interest in the Portfolio. The Adviser also serves as investment adviser to the Portfolio. Therefore, conflicts may arise as the Adviser fulfills its fiduciary responsibilities to a Fund and the Portfolio. For example, the Adviser may have an economic incentive to maintain the Fund’s investment in the Portfolio at a time when it might otherwise not choose to do so.

•

Low Short-Term Interest Rate Risk:    At the date of this Prospectus, short-term interest rates are at historically low levels, and so the Fund’s yield is very low. It is possible that a Portfolio will generate an insufficient amount of income to pay its expenses, and that it and/or the Fund will not be able to pay a daily dividend and may have a negative yield (i.e., it may lose money on an operating basis). It is possible that the Portfolio will maintain a substantial portion of its

8

assets in cash, on which it would earn little, if any, income.

•

Market Risk:    The values of the securities in which the Portfolio invests may go up or down in response to the prospects of individual issuers and/or general economic conditions. Price changes may be temporary or may last for extended periods. Recent instability in the financial markets has led the U.S. Government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state, and other governments, their regulatory agencies, or self regulatory organizations may take actions that affect the regulation of the instruments in which the Portfolio invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Fund and Portfolio themselves are regulated. Such legislation or regulation could limit or preclude the Fund’s or Portfolio’s ability to achieve its investment objective. Furthermore, volatile financial markets can expose the Portfolio to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Portfolio.

•

Money Market Fund Regulatory Risk:    It is possible that the U.S. Securities and Exchange Commission (“SEC”) or another agency will adopt regulations that change in very important respects the operation of money market funds. Any such regulatory changes could impact important characteristics of the Fund, including liquidity of an investment in the Fund or the Fund’s ability to maintain a stable net asset value per share.

•

Repurchase Agreement Risk:    In a repurchase agreement, the Portfolio purchases a security from a seller at one price and simultaneously agrees to sell it back to the original seller at an agreed-upon price. Repurchase agreements may be viewed as loans made by the Portfolio which are collateralized by the securities subject to repurchase. The Portfolio’s investment return on such transactions will depend on the counterparties’ willingness and ability to perform their obligations under the repurchase agreements. If the Portfolio’s counterparty should default on its obligations and the Portfolio is delayed or pre-

vented from recovering the collateral, or if the value of the collateral is insufficient, the Portfolio may realize a loss.

•

U.S. Government Sponsored Enterprises Risk:    U.S. Government securities include a variety of securities (including U.S. Treasury bills, notes, and bonds) that differ in their interest rates, maturities, and dates of issue. While securities issued or guaranteed by the U.S. Treasury and some agencies or instrumentalities of the U.S. Government (such as the Government National Mortgage Association) are supported by the full faith and credit of the United States, securities issued or guaranteed by certain other agencies or instrumentalities of the U.S. Government (such as Federal Home Loan Banks) are supported by the right of the issuer to borrow from the U.S. Government, and securities issued or guaranteed by certain other agencies and instrumentalities of the U.S. Government (such as Fannie Mae and Freddie Mac) are supported only by the credit of the issuer itself. Investments in these securities are also subject to interest rate risk and prepayment risk, and the risk that the value of the securities will fluctuate in response to political, market, or economic developments.

•

Variable and Floating Rate Securities Risk:    In addition to traditional fixed-rate securities, the Portfolio may invest in debt securities with variable or floating interest rates or dividend payments. Variable or floating rate securities bear rates of interest that are adjusted periodically according to formulae intended to reflect market rates of interest. Variable or floating rate securities allow the Portfolio to participate in increases in interest rates through upward adjustments of the coupon rates on such securities. However, during periods of increasing interest rates, changes in the coupon rates may lag the change in market rates or may have limits on the maximum increase in coupon rates. Alternatively, during periods of declining interest rates, the coupon rates on such securities readjust downward resulting in a lower yield.

•

Mortgage-Related and Asset-Backed Securities Risk:    Mortgage-related securities represent a participation in, or are secured by, mortgage loans. Asset-backed securities are typically structured like mortgage-related securities, but instead of mortgage loans or interests in mortgage loans,

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the underlying assets may include such items as motor vehicle installment sales or installment loan contracts, leases on various types of real and personal property, and receivables from credit card agreements. During periods of falling interest rates, mortgage-related and other asset-backed securities, which typically provide the issuer with the right to prepay the security prior to maturity, may be prepaid, which may result in the Portfolio having to reinvest the proceeds in other investments at lower interest rates. During periods of rising interest rates, the average life of mortgage-related and asset-backed securities may extend because of slower-than expected principal payments. This may lock in a below market interest rate, increase the security’s duration and volatility, and reduce the value of the security. As a result, mortgage-related and other asset-backed securities may have less potential for capital appreciation during periods of declining interest rates than other securities of comparable maturities, although they may have a similar risk of decline in market values during periods of rising interest rates. Prepayment rates are difficult to predict and the potential impact of prepayments on the value of a mortgage-related or an asset-backed security depends on the terms of the instrument and can result in significant volatility. The price of a mortgage-related or asset-backed security also depends on the credit quality and adequacy of the underlying assets or collateral, if any. Defaults on the underlying assets, if any, may impair the value of an asset-backed or a mortgage-related security. For some asset-backed securities in which the Portfolio invests, such as those backed by credit card receivables, the underlying cash flows may not be supported by a security interest in a related asset. Moreover, the values of mortgage-related and other asset-backed securities may be substantially dependent on the servicing of the underlying asset pools, and are therefore subject to risks associated with the negligence or malfeasance by their servicers and to the credit risk of their servicers. In certain situations, the mishandling of related documentation may also affect the rights of securities holders in and to the underlying collateral, if any. Furthermore, there may be legal and practical limitations on the enforceability of any security interest granted with respect to underlying assets, or the value of the underlying assets, if any, may be insufficient if the issuer defaults.

In a “forward roll” transaction, the Portfolio will sell a mortgage-related security to a bank or other permitted entity and simultaneously agree to purchase a similar security from the institution at a later date at an agreed-upon price. The mortgage securities that are purchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories than those sold. Risks of mortgage-related security rolls include: the risk of prepayment prior to maturity and the risk that the market value of the securities sold by the Portfolio may decline below the price at which the Portfolio is obligated to purchase the securities. Forward roll transactions may have the effect of creating investment leverage in the Portfolio.

•	Prepayment Risk and Extension Risk: Prepayment risk and extension risk apply primarily to mortgage-related and other asset-backed securities.

Prepayment risk is the risk that principal on loan obligations underlying a security may be repaid prior to the stated maturity date. If the Portfolio has purchased a security at a premium, any repayment that is faster than expected reduces the market value of the security and the anticipated yield-to-maturity. Repayment of loans underlying certain securities tends to accelerate during periods of declining interest rates.

Extension risk is the risk that an issuer will exercise its right to repay principal on an obligation held by the Portfolio later than expected. This may happen when there is a rise in interest rates, which could extend the duration of obligations held by a Portfolio and make the values of such obligations more sensitive to changes in interest rates.

•

Banking Industry Risk:    If the Portfolio concentrates its investments in bank obligations, adverse developments in the banking industry may have a greater effect on the Portfolio than on a mutual fund that invests more broadly. Banks may be particularly sensitive to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal and monetary policy and general economic cycles. Recent instability in the financial markets has heavily influenced the obligations of certain banking institutions, resulting in

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some cases in extreme price volatility and a lack of liquidity.

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Foreign Securities Risk:    The Portfolio may invest in U.S. dollar-denominated obligations issued by non-U.S. issuers. While such instruments may be denominated in U.S. dollars, this does not eliminate the risk inherent in investing in the securities of foreign issuers. Dollar-denominated instruments issued by entities located in foreign countries could lose value as a result of political, financial and economic events in foreign countries. Issuers of these instruments are not necessarily subject to the same regulatory requirements that apply to U.S. banks and corporations, although the information available for dollar-denominated instruments may be subject to the accounting, auditing and financial reporting standards of the U.S. domestic market or exchange on which they are traded, which standards may be more uniform and more exacting than those to which many foreign issuers are subject. Foreign banks, including those issuing instruments such as ECDs, ETDs and YCDs, or their domestic or foreign branches, may be subject to less rigorous regulation than U.S. banks operating in the United States, and may not be required to meet financial, capital, and other requirements applicable to U.S. banks. Foreign laws and accounting standards typically are not as strict as they are in the U.S. so there may be fewer restrictions on loan limitations, less frequent examinations and less stringent requirements regarding reserve accounting, auditing, recordkeeping and public reporting requirements.

•

Section 4(2) Commercial Paper and Rule 144A Securities:    The Portfolio may invest in commercial paper issued in reliance on the private placement exemption from registration afforded by Section 4(2) of the Securities Act of 1933, as amended (the “1933 Act”). This commercial paper is commonly called “Section 4(2) paper.” The Portfolio may also invest in securities that may be offered and sold only to “qualified institutional buyers” under Rule 144A of the 1933 Act (“Rule 144A securities”).

Section 4(2) paper is sold to institutional investors who must agree to purchase the paper for investment and not with a view to public distribution. Any resale by the purchaser must be in a transaction exempt from the registration requirements of the 1933 Act. Section 4(2) paper normally is resold to other institutional investors like the Portfolio through or with the assistance of the issuer or investment dealers that make a market in Section 4(2) paper. As a result it suffers from liquidity risk, the risk that the securities may be difficult to value because of the absence of an active market and the risk that it may be sold only after considerable expense and delay, if at all. Rule 144A securities generally must be sold only to other qualified institutional buyers.

Section 4(2) paper and Rule 144A securities will not be considered illiquid for purposes of the Portfolio’s limitation on illiquid securities if the Adviser (pursuant to guidelines adopted by the Board) determines that a liquid trading market exists for the securities in question. There can be no assurance that a liquid trading market will exist at any time for any particular Section 4(2) paper or Rule 144A securities. The Statement of Additional Information (“SAI”) addresses the Fund’s and Portfolio’s limitation on illiquid securities.

ADDITIONAL INFORMATION ABOUT THE FUND’S AND PORTFOLIO’S NON-PRINCIPAL INVESTMENT STRATEGIES AND RISKS

The investments described below reflect the Fund’s and Portfolio’s current practices. In addition to the principal risks described above, other risks are described in some of the descriptions of the investments below:

Investment in other Investment Companies.    The Portfolio may invest in other money market funds that are registered as investment companies under the Investment Company Act of 1940, as amended (the “1940 Act”), including mutual funds and exchange-traded funds that are sponsored or advised by the Adviser or its affiliates, to the extent permitted by applicable law or SEC exemptive relief. If the Portfolio invests in other money market funds, shareholders of the Fund will bear not only their proportionate share of the expenses described in this Prospectus, but also, indirectly, the expenses, including, for example, advisory and administrative fees, of the money market funds in which the Portfolio invests. Shareholders would also be exposed to the risks associated not only with the investments of the Portfolio (indirectly through the Fund’s investment in the Portfolio) but also to the portfolio investments of the money market funds in which the Portfolio invests.

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Temporary Defensive Positions.    From time to time, the Portfolio may take temporary defensive positions in attempting to respond to adverse market, economic or other conditions. Temporary defensive positions may be taken, for example, to preserve capital or if the Portfolio is unable to acquire the types of securities in which it normally invests. Temporary defensive positions may include, but are not limited to, investment in U.S. government securities, repurchase agreements collateralized by such securities, the maintenance of uninvested cash, or investment in cash equivalents. The Portfolio’s holdings in temporary defensive positions may be inconsistent with the Portfolio’s principal investment strategy, and, as a result, the Portfolio may not achieve its investment objective.

PORTFOLIO HOLDINGS DISCLOSURE

The Fund’s portfolio holdings disclosure policy is described in the SAI.

MANAGEMENT AND ORGANIZATION

The Fund and the Portfolio.    The Fund is a separate, diversified series of the State Street Institutional Investment Trust (the “Trust”), which is an open-end management investment company organized as a business trust under the laws of The Commonwealth of Massachusetts.

The Fund invests as part of a “master-feeder” structure. The Fund currently seeks to achieve its investment objective by investing substantially all of its investable assets in the Portfolio, a separate mutual fund, that has a substantially identical investment objective, investment policies, and risks as the Fund. All discussions about the Fund’s investment objective, policies and risks should be understood to refer also to the investment objectives, policies and risks of the Portfolio.

The Fund can withdraw its investment in the Portfolio if, at any time, the Fund’s Board of Trustees determines that it would be in the best interests of the Fund’s shareholders, or if the investment objectives of the Portfolio changed so that they were inconsistent with the objectives of the Fund. If the Fund withdraws its investment from the Portfolio, the Fund may invest all of its assets in another mutual fund that has the same investment objective as the Fund, the Adviser may directly manage the Fund’s assets, or the Board may take such other action it deems appropriate and in the best interests of shareholders of the Fund, which may include liquidation of the Fund.

The Adviser.    State Street Global Advisors (“SSgA”) is the investment management arm of State Street Corporation, a publicly held bank holding company. SSgA is one of the world’s largest institutional money managers, and uses quantitative and traditional techniques to manage approximately $2.34 trillion in assets as of December 31, 2013. SSgA FM, a wholly-owned subsidiary of State Street Corporation, is the investment adviser to the Fund and the Portfolio, and is registered with the SEC under the Investment Advisers Act of 1940, as amended. SSgA FM had approximately $334.95 billion in assets under management as of December 31, 2013. The Fund has entered into an investment advisory agreement with the Adviser pursuant to which the Adviser will manage the Fund’s assets directly, for compensation paid at an annual rate of 0.05% of the Fund’s average daily net assets, in the event that the Fund were to cease investing substantially all of its assets in the Portfolio or another investment company with essentially the same investment objectives and policies as the Fund. The Adviser does not receive any management fees from the Fund under that agreement so long as the Fund continues to invest substantially all of its assets in the Portfolio or in another investment company with essentially the same investment objectives and policies as the Fund. The Adviser places all orders for purchases and sales of the portfolio’s investments. For the year ended December 31, 2013, the effective management fee paid, reflecting certain fee waivers and expense reimbursements of the Adviser, was 0.05% for the Portfolio.

In addition to any contractual expense limitation for the Fund which is described in the Fund Summary, the Adviser also may voluntarily reduce all or a portion of its fees and/or reimburse expenses for the Fund to the extent necessary to avoid negative yield which may vary from time to time in the Adviser’s sole discretion. Under an agreement with the Adviser relating to the Voluntary Reduction, the Fund has agreed to reimburse the Adviser for the full dollar amount of any Voluntary Reduction beginning on October 1, 2012, subject to certain limitations. The Fund will not be obligated to reimburse the Adviser: more than three years after the end of the fiscal year in which the Adviser provided a Voluntary Reduction; in respect of any business day for which the net annualized one-day yield is less than 0.00%; to the extent that the amount of the reimbursement to the Adviser on any day exceeds fifty percent of the yield (net of all expenses, exclusive of the reimbursement) of the Fund on that day; to the extent that the amount of such reimbursement would cause the Fund’s net yield to fall below the Fund’s minimum net yield as determined

12

by the Adviser in its sole discretion; or in respect of any fee waivers and/or expense reimbursements that are necessary to maintain the Fund’s contractual total expense limit which is effective at the time of such fee waivers and/or expense reimbursements. A reimbursement to the Adviser would increase fund expenses and negatively impact the Fund’s future yield. There is no guarantee that the Voluntary Reduction will be in effect at any given time or that a Fund will be able to avoid a negative yield. Reimbursement payments by the Fund to the Adviser in connection with the Voluntary Reduction are considered “extraordinary expenses” and are not subject to any contractual expense limitation agreement in effect for the Fund at the time of such payment. The Adviser may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the Fund, without limitation.

A summary of the factors considered by the Board of Trustees in connection with the renewal of the investment advisory agreement for the Fund is available in the Fund’s annual report to shareholders dated December 31, 2013.

The Adviser’s principal address is State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111.

The Administrator, Sub-Administrator and Custodian.    The Adviser serves as administrator of the Fund. The amount of the fee paid to the Adviser for administrative services varies by share class. The Fund pays the Adviser an administrative fee at an annual rate of 0.03% in respect of its Class M shares. State Street Bank and Trust Company (“State Street”), a subsidiary of State Street Corporation, serves as the sub-administrator for the Fund for a fee that is paid by the Adviser. State Street also serves as custodian of the Fund for a separate fee that is paid by the Fund.

The Transfer Agent and Dividend Disbursing Agent.    Boston Financial Data Services, Inc. is the transfer agent and dividend disbursing agent.

The Distributor.    State Street Global Markets, LLC serves as the Fund’s distributor (the “Distributor” or “SSGM”) pursuant to the Distribution Agreement between the Distributor and the Trust.

SHAREHOLDER INFORMATION

Determination of Net Asset Value.    The Fund determines its NAV per share once each business day at

5:00 p.m. Eastern Time (“ET”) except for days when the NYSE closes earlier than its regular closing time, in which event the Fund will determine its NAVs at the earlier closing time (the time when a Fund determines its NAV per share is referred to herein as the “Valuation Time”). Pricing does not occur on NYSE holidays.

A business day is one on which the NYSE is open for regular trading. The Federal Reserve is closed on certain holidays on which the NYSE is open. These holidays are Columbus Day and Veterans Day. On these holidays, you will not be able to purchase shares by wiring Federal Funds because Federal Funds wiring does not occur on days when the Federal Reserve is closed. The Fund reserves the right to accept orders to purchase or redeem shares, or to continue to accept such orders following the close of the NYSE, on any day that is not a business day or any day on which the NYSE closes early, provided the Federal Reserve remains open. The Fund also may establish special hours on those days to determine the Fund’s NAV. In the event that the Fund invokes the right to accept orders to purchase or redeem shares on any day that is not a business day or adopt special hours of operation, the Fund will post advance notice of these events at www.ssga.com/cash.

The Fund seeks to maintain a $1.00 per share NAV and, accordingly, uses the amortized cost valuation method, in compliance with Rule 2a-7’s risk limiting conditions, to value its portfolio instruments. The amortized cost valuation method initially prices an instrument at its cost and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument.

If you hold shares of the Fund through a broker-dealer or other financial intermediary, your intermediary may offer additional services and account features that are not described in this Prospectus. Please contact your intermediary directly for an explanation of these services.

Purchasing Shares.    Investors pay no sales load to invest in the Class M Shares of the Fund. The price for Fund shares is the NAV per share. Orders will be priced at the NAV next calculated after the order is accepted by the Fund.

Purchase orders in good form (a purchase request is in good form if it meets the requirements implemented from time to time by the Fund’s transfer

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agent or the Fund, and for new accounts includes submission of a completed and signed application and all documentation necessary to open an account) on a business day will, if payment is received the same day by Fed Wire before the close of the Federal Reserve, if accepted, receive that day’s NAV and will earn dividends declared on the date of the purchase. All purchases that are made by check will begin earning dividends the following business day after the day the order is accepted. (If you purchase shares by check, your order will not be in good form until the Fund’s transfer agent receives federal funds for the check.) All purchase orders are subject to acceptance by the Fund. The Fund intends to be as fully invested as is practicable; therefore, investments must be made in Federal Funds (i.e., monies credited to the account of the Fund’s custodian bank by a Federal Reserve Bank).

The minimum initial investment in Class M shares of the Fund is $250,000,000, although the Adviser may waive the minimum in its discretion. Holdings of related customer accounts may be aggregated for purposes of determining the minimum investment amount. “Related customer accounts” may include, but are not limited to, accounts held by the same investment or retirement plan, financial institution, broker, dealer or intermediary. The Fund and the Adviser reserve the right to increase or decrease the minimum amount required to open or maintain an account. There is no minimum subsequent investment, except in relation to maintaining certain minimum account balances (See “Redeeming Shares” below). The Fund requires prior notification of subsequent investments in excess of $50,000,000.

The Fund reserves the right to cease accepting investments at any time or to reject any investment order. In addition, the Fund may limit the amount of a purchase order received after 3:00 p.m. ET.

How to Purchase Shares

By Mail:

An initial investment in the Fund must be preceded or accompanied by a completed, signed Institutional Account Application Form, sent to:

State Street Institutional Trust Funds

P.O. Box 8048

Boston, MA 02205-8048

By Overnight: State Street Institutional Trust Funds 30 Dan Road Canton, MA 02021-2809

By Telephone/Fax:

An initial investment in the Fund must be preceded or accompanied by a completed, signed Institutional Account Application Form, faxed to (816) 218-0400. Call the Fund at (866) 392-0869 between the hours of 8:00 a.m. ET and 5:00 p.m. ET to:

➢     confirm receipt of the faxed Institutional Account Application Form (initial purchases only),

➢     request your new account number (initial purchases only),

➢     confirm the amount being wired and wiring bank, and

➢     receive a confirmation number for your purchase order (your trade is not effective until you have received a confirmation number from the Fund).

For your initial investment, send the original, signed Institutional Account Application Form to the address above.

Wire Instructions:

Instruct your bank to transfer money by Federal Funds wire to:

State Street Bank and

Trust Company

1 Iron Street

Boston, MA 02110

ABA# 011000028

DDA# 9905-801-8

State Street Institutional Investment Trust

State Street Institutional Liquid Reserves Fund

Class M Shares

Account Number

Account Registration

On Columbus Day and Veterans Day, you will not be able to purchase shares by wiring Federal Funds because the Federal Funds wiring does not occur on those days. Payment for Fund shares must be in Federal Funds (or converted to Federal Funds by the Transfer Agent) by the close of the Federal Reserve.

You will not be able to redeem shares from the account until the original Application has been received. The Fund and the Fund’s agents are not responsible for transfer errors by the sending or receiving bank and will not be liable for any loss incurred due to a wire transfer not having been received.

In accordance with certain federal regulations, the Trust is required to obtain, verify and record information that identifies each entity that applies to open an account. For this reason, when you open (or change ownership of) an account, the Trust will request certain information, including your name, residential/business address, date of birth (for individuals) and

14

taxpayer identification number or other government identification number and other information that will allow us to identify you which will be used to verify your identity. The Trust may also request to review other identification documents such as driver license, passport or documents showing the existence of the business entity. If you do not provide sufficient information to verify your identity, the Trust will not open an account for you. As required by law, the Trust may employ various procedures, such as comparing your information to fraud databases or requesting additional information and documentation from you, to ensure that the information supplied by you is correct. The Trust reserves the right to reject any purchase for any reason, including failure to provide the Trust with information necessary to confirm your identity as required by law.

Redeeming Shares.    An investor may redeem all or any portion of its investment at the NAV next determined after it submits a redemption request, in proper form, to the Fund. Redemption orders are processed at the NAV next determined after the Fund receives a redemption order in good form. If the Fund receives a redemption order prior to its Valuation Time on a business day, the Fund may send payment for redeemed shares on that day. No dividends will be paid on shares that are redeemed and wired the same day. Shares are redeemed and payment for redeemed shares normally sent no later than the next business day (see below for exceptions to this standard policy for redemption requests made late in the day).

The right of any investor to receive payment with respect to any redemption may be suspended or the payment of the redemption proceeds postponed during any period in which the NYSE is closed (other than weekends or holidays) or trading on the NYSE is restricted or, to the extent otherwise permitted by the 1940 Act, if an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund fairly to determine the value of its net assets. In addition, the SEC may by order permit suspension of redemptions for the protection of shareholders of the Fund. Although the Fund attempts to maintain its NAV at $1.00 per share, there can be no assurance that it will be successful, and there can be no assurance that a shareholder will receive $1.00 per share upon any redemption.

A request for a partial redemption by an investor whose account balance is below the minimum amount or a request for partial redemption by an investor that would bring the account below the minimum amount may be treated as a request for a complete redemption of the account. These minimums may be different for investments made through certain financial intermediaries as determined by their policies and may be waived in the Adviser’s discretion. The Fund reserves the right to modify minimum account requirements at any time with or without prior notice. The Fund also reserves the right to involuntarily redeem an investor’s account if the investor’s account balance falls below the applicable minimum amount due to transaction activity.

How to Redeem Shares

By Mail

Send a signed letter to:

  State Street Institutional Investment Trust Funds

  P.O. Box 8048

  Boston, MA 02205-8048

The letter should include information necessary to process your request as described below. The Fund may require a medallion guarantee in certain circumstances. See “Medallion Guarantees” below.

By Overnight	State Street Institutional Investment Trust Funds 30 Dan Road Canton, MA 02021-2809
By Telephone	Please call (866) 392-0869 between the hours of 8:00 a.m. and 5 p.m. ET.

The Fund will need the following information to process your redemption request:

➢     name(s) of account owners;

➢     account number(s);

➢     the name of the Fund;

➢     your daytime telephone number; and

➢     the dollar amount or number of shares being redeemed.

On any day that the Fund calculates NAV earlier than normal, the Fund reserves the right to adjust the times noted above for purchasing and redeeming shares.

Medallion Guarantees.    Certain redemption requests must include a medallion guarantee for each registered account owner if any of the following apply:

➢	Your account address has changed within the last 10 business days.

➢	Redemption proceeds are being transferred to an account with a different registration.

➢	A wire is being sent to a financial institution other than the one that has been established on your Fund account.

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➢	Other unusual situations as determined by the Fund’s transfer agent.

All redemption requests regarding shares of the Fund placed after 4:00 p.m. ET may only be placed by telephone. The Fund reserves the right to postpone payments for redemption requests received after 4:00 p.m. ET until the next business day. The Fund reserves the right to waive medallion guarantee requirements, require a medallion guarantee under other circumstances or reject or delay redemption if the medallion guarantee is not in good form. Medallion guarantees may be provided by an eligible financial institution such as a commercial bank, a FINRA member firm such as a stock broker, a savings association or a national securities exchange. A notary public cannot provide a medallion guarantee. The Fund reserves the right to reject a medallion guarantee if it is not provided by a STAMP Medallion guarantor.

About Telephone Transactions.    Telephone transactions are extremely convenient but are not free from risk. Neither the Fund nor the Fund’s agents will be responsible for any losses resulting from unauthorized telephone transactions if reasonable security procedures are followed. In addition, you are responsible for: (i) verifying the accuracy of all data and information transmitted by telephone, (ii) verifying the accuracy of your account statements immediately upon receipt, and (iii) promptly notifying the Fund of any errors or inaccuracies including, without limitation, any errors or inaccuracies relating to shareholder data or information transmitted by telephone. During periods of heavy market activity or other times, it may be difficult to reach the Fund by telephone. If you are unable to reach us by telephone, consider sending written instructions.

The Fund may terminate the receipt of redemption orders by telephone at any time, in which case you may redeem shares by other means.

If you choose to purchase or redeem shares by sending instructions by regular mail, they will not be deemed received in good order until they are released by the post office and redelivered to the Transfer Agent’s physical location at 30 Dan Road in Canton, MA 02021. There will be a time lag, which may be one or more days, between regular mail receipt at the Boston post office box and redelivery to such physical location in Canton, and the Fund’s net asset value may change over those days. You might consider using express rather than regular mail if you believe time of receipt of your transaction request to be sensitive.

Excessive Trading.    Because the Fund is a money market fund, the Fund’s Board of Trustees has not adopted policies and procedures with respect to frequent purchases and redemptions of Fund shares by Fund shareholders. Nonetheless, the Fund may take any reasonable action that it deems necessary or appropriate to prevent excessive trading in Fund shares without providing prior notification to the account holder. Such action may include rejecting any purchase, in whole or part, including, without limitation, by a person whose trading activity in Fund shares may be deemed harmful to the Fund. While the Fund attempts to discourage such excessive trading, there can be no guarantee that it will be able to identify investors who are engaging in excessive trading or limit their trading practices. Additionally, frequent trades of small amounts may not be detected. The Fund recognizes that it may not always be able to detect or prevent excessive trading or other activity that may disadvantage the Fund or its shareholders.

PAYMENTS TO FINANCIAL INTERMEDIARIES

Financial intermediaries are firms that, for compensation, sell shares of mutual funds, including the Fund, and/or provide certain administrative and account maintenance services to mutual fund shareholders. Financial intermediaries may include, among others, brokers, financial planners or advisors, banks, and insurance companies.

In some cases, a financial intermediary may hold its clients’ Fund shares in nominee or street name. Shareholder services provided by a financial intermediary may (though they will not necessarily) include, among other things: processing and mailing trade confirmations, periodic statements, prospectuses, annual reports, semiannual reports, shareholder notices, and other SEC-required communications; capturing and processing tax data; issuing and mailing dividend checks to shareholders who have selected cash distributions; preparing record date shareholder lists for proxy solicitations; collecting and posting distributions to shareholder accounts; and establishing and maintaining systematic withdrawals and automated investment plans and shareholder account registrations.

The compensation paid by SSGM or its affiliates to a financial intermediary is typically paid continually over time, during the period when the intermediary’s clients hold investments in the Fund. The amount of continuing compensation paid by SSGM or its affiliates

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to different financial intermediaries for distribution and/or shareholder services varies. The compensation is typically a percentage of the value of the financial intermediary’s clients’ investments in the Fund or a per account fee. The variation in compensation may, but will not necessarily, reflect enhanced or additional services provided by the intermediary.

SSGM and its affiliates (including SSgA FM), at their own expense and out of their own assets, may also provide compensation to financial intermediaries in connection with sales of the Fund’s shares or the servicing of shareholders or shareholder accounts. Such compensation may include, but is not limited to, financial assistance to financial intermediaries in connection with conferences, sales, or training programs for their employees; seminars for the public; advertising or sales campaigns; or other financial intermediary-sponsored special events. In some instances, this compensation may be made available only to certain financial intermediaries whose representatives have sold or are expected to sell significant amounts of shares. Dealers may not use sales of the Fund’s shares to qualify for this compensation to the extent prohibited by the laws or rules of any state or any self-regulatory agency, such as FINRA.

If payments to financial intermediaries by the distributor or adviser for a particular mutual fund complex exceed payments by other mutual fund complexes, your financial advisor and the financial intermediary employing him or her may have an incentive to recommend that fund complex over others. Please speak with your financial advisor to learn more about the total amounts paid to your financial advisor and his or her firm by SSGM and its affiliates and by sponsors of other mutual funds he or she may recommend to you. You should also consult disclosures made by your financial intermediary at the time of purchase.

DIVIDENDS, DISTRIBUTIONS AND TAX CONSIDERATIONS

The Fund intends to declare dividends on shares from net investment income daily and pay them as of the last business day of each month. Distributions from capital gains, if any, will be made annually in December.

The following discussion is a summary of some important U.S. federal tax considerations generally applicable to investments in the Fund. Your investment in the Fund may have other tax implications. Please consult your tax advisor about foreign, federal, state, local or other tax laws applicable to you. Investors, including non-U.S. investors, should consult the SAI tax section for more complete disclosure.

The Fund has elected to be treated as a regulated investment company and intends each year to qualify and to be eligible to be treated as such. A regulated investment company is generally not subject to tax at the corporate level on income and gains that are distributed to shareholders. However, the Fund’s failure to qualify as a regulated investment company would result in corporate level taxation, and consequently, a reduction in income available for distribution to shareholders.

For federal income tax purposes, distributions of investment income are generally taxable to you as ordinary income. Taxes on distributions of capital gains generally are determined by how long the Portfolio owned the investments that generated them, rather than how long you have owned your Fund shares. The Fund generally does not expect to make distributions that are eligible for taxation as long-term capital gains.

Distributions are taxable whether you receive them in cash or reinvest them in additional shares. Any gains resulting from the redemption of Fund shares will generally be taxable to you as either short-term or long-term capital gain, depending upon how long you have held your shares in the Fund.

A 3.8% Medicare contribution tax is imposed on the “net investment income” of individuals, estates and trusts whose income exceeds certain threshold amounts. Net investment income generally includes for this purpose dividends paid by the Fund, including any capital gain dividends, and net capital gains recognized on the redemption of shares of the Fund.

If you are not a citizen or permanent resident of the United States, the Fund’s ordinary income dividends will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies or unless such income is effectively connected with a U.S. trade or business. For distributions with respect to taxable years of the Fund beginning before January 1, 2014, the Fund was able, under certain circumstances, to report in a written notice to shareholders all or a portion of a dividend as an “interest-related dividend” or a “short-term capital gain dividend” that if received by a nonresident alien or foreign entity generally was exempt from the 30% U.S. withholding tax, provided

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that certain other requirements are met. These exemptions have expired for distributions with respect to taxable years of the Fund beginning on or after January 1, 2014. Therefore, as of the date of this Prospectus, the Fund (or intermediary, as applicable) is currently required to withhold on distributions to non-resident aliens or foreign entities attributable to net interest or short-term capital gains that were formerly eligible for this withholding exemption. It is currently unclear whether Congress will extend this exemption for distributions with respect to taxable years of the Fund beginning on or after January 1, 2014, or what the terms of such an extension would be, including whether such extension would have retroactive effect.

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FINANCIAL HIGHLIGHTS

The Financial Highlights table is intended to help you understand the financial performance of the Fund, since its inception. Certain information reflects financial results for a single Class M Share of the Fund. The total return in the table represents the rate that an investor would have earned (or lost) on an investment in Class M Shares of the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report, which is available upon request. The financial information included in this table should be read in conjunction with the financial statements incorporated by reference in the SAI.

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State Street Institutional Investment Trust

Financial Highlights — Selected data for a share of beneficial interest outstanding throughout each period is presented below(a):

Period Ended December 31,	Net Asset Value Beginning of Period	Net Investment Income/(Loss)	Gain (Loss) on Investments		Total from Investment Operations	Distributions from Net Investment Income	Distributions from Capital Gains		Total Distributions
Liquid Reserves Fund
Class M
2013	$1.0000	$0.0012	$0.0000	(d)	0.0012	$(0.0012)	$(0.0000	)(d)	$(0.0012)
2012	$1.0000	$0.0022	$0.0000	(d)	0.0022	$(0.0022)	$(0.0000	)(d)	$(0.0022)
2011(e)	$1.0000	$0.0001	$0.0000	(d)	0.0001	$(0.0001)	$–		$(0.0001)

(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of its corresponding Portfolio.

(b)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total returns for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.

(c)	This expense waiver is reflected in both the net operating expense and the net investment income ratios shown above. Without these waivers, net investment income would have been lower.

(d)	Amount is less than $0.00005 per share.

(e)	The Fund’s Class M Shares commenced operations on December 15, 2011.

*	Annualized.

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Period Ended December 31,	Net Asset Value End of Period	Ratios to Average Net Assets/Supplemental Data(a)					Net Assets End of Period (000s omitted)
		Total Return(b)	Gross Expenses	Net Expenses	Net Investment Income	Expense Waiver(c)
Liquid Reserves Fund
Class M
2013	$1.0000	0.12%	0.10%	0.10%	0.12%	–	$2,825,313
2012	$1.0000	0.22%	0.10%	0.10%	0.22%	–	$1,897,611
2011(e)	$1.0000	0.01%	0.10%*	0.10%*	0.17%*	–	$2,012,117

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For more information about the Fund:

The Fund’s SAI includes additional information about the Fund and is incorporated by reference into this document. Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders.

The SAI and the Fund’s annual and semi-annual reports are available, without charge, upon request. Shareholders in the Fund may make inquiries to the Fund to receive such information by calling State Street Global Markets, LLC at (877) 521-4083 or by writing to the Fund, c/o State Street Global Markets, LLC, State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111-2900.

Information about the Fund (including the SAI) can be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the Fund are available free of charge on the EDGAR Database on the Commission’s Internet site at http://www.sec.gov. Copies of this information also may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission’s Public Reference Section, Washington, D.C. 20549-1520.

SSgA Funds Management, Inc.

STATE STREET FINANCIAL CENTER

ONE LINCOLN STREET

BOSTON, MASSACHUSETTS 02111

The State Street Institutional Investment Trust’s Investment Company Act File Number is 811-09819.

State Street Institutional Investment Trust

STATE STREET EQUITY 500 INDEX FUND (STFAX)

ADMINISTRATIVE SHARES

Prospectus Dated April 30, 2014

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THE STATE STREET EQUITY 500 INDEX FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY

THE FUND OFFERS MULTIPLE CLASSES OF SHARES.    THIS PROSPECTUS COVERS ONLY THE ADMINISTRATIVE CLASS.

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FUND SUMMARY

Investment Objective

The investment objective of the State Street Equity 500 Index Fund (the “Fund”) is to replicate as closely as possible, before expenses, the performance of the Standard & Poor’s 500 Index (the “S&P 500” or the “Index”).

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The expenses shown in the table and the Example reflect the expenses of both the Fund and the Fund’s proportionate share of the expenses of State Street Equity 500 Index Portfolio (the “Equity 500 Index Portfolio” or sometimes referred to in context as the “Portfolio”).

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)(1)

Management Fee	0.045%
Distribution (12b-1) Fees	0.150%
Other Expenses	0.050%

Total Annual Fund Operating Expenses	0.245%

(1)	Amounts reflect the total expenses of the Portfolio and the Fund.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$25	$79	$138	$312

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). As a shareholder of the Portfolio the Fund bears its ratable share of the transaction costs associated with the portfolio turnover of the Portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 4% of the average value of its portfolio.

Principal Investment Strategies

There is no assurance that the Fund will achieve its investment objective, and you could lose money by investing in the Fund. The Fund seeks to achieve its investment objective by investing substantially all of its investable assets in the Equity 500 Index Portfolio, which has the same investment objective as, and investment policies that are substantially similar to those of, the Fund.

The Portfolio uses a passive management strategy designed to track the performance of the S&P 500. The Index is a well-known stock market index that includes common stocks of 500 companies from a number of sectors representing a significant portion of the market value of all stocks publicly traded in the United States.

The Portfolio is not managed according to traditional methods of “active” investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Instead, the Portfolio, using a “passive” or “indexing” investment approach, attempts to replicate as closely as possible, before expenses, the performance of the S&P 500.

The Portfolio generally intends to invest in all 500 stocks comprising the S&P 500 in approximate proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all 500 stocks in those weightings. In those circumstances, the Portfolio may purchase a sample of the stocks in the Index in proportions expected by the Portfolio’s investment adviser, SSgA Funds Management, Inc. (the “Adviser” or “SSgA FM”) to match generally the performance of the Index as a whole. In addition, from time to time stocks are added to

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or removed from the Index. The Portfolio may sell securities that are represented in the Index, or purchase securities that are not yet represented in the Index, in anticipation of their removal from or addition to the Index. Under normal market conditions, the Portfolio will not invest less than 80% of its total assets in stocks in the Index. Shareholders will receive 60 days’ notice prior to a change in the 80% investment policy.

In addition, the Portfolio may at times purchase or sell futures contracts on the Index, or options on those futures, in lieu of investing directly in the stocks making up the Index. The Portfolio might do so, for example, in order to increase its investment exposure pending investment of cash in the stocks comprising the Index. Alternatively, the Portfolio might use futures or options on futures to reduce its investment exposure in situations where it intends to sell a portion of the stocks in its portfolio but the sale has not yet been completed. The Portfolio may also enter into other derivatives transactions, including the use of options or swap transactions, to assist in attempting to replicate the performance of the Index. The Portfolio may also, to the extent permitted by applicable law, invest in shares of other mutual funds whose investment objectives and policies are similar to those of the Portfolio.

Principal Risks

General risks associated with the Fund’s and Portfolio’s investment policies and investment strategies are discussed below.

•	Stock Market Risk: Stock values could decline generally or could under-perform other investments.

•

Large Capitalization Risk:    Because the S&P 500 includes mainly large U.S. companies, the Portfolio’s emphasis on securities issued by large capitalization companies makes it susceptible to the risks of investing in larger companies. For example, larger companies may be unable to respond as quickly as smaller companies to competitive challenges. Larger companies also tend not to be able to maintain the high growth rates of well-managed smaller companies, especially during strong economic periods.

•

Index Tracking Risk:    The Portfolio’s return may not match the return of the Index for a number of reasons. For example, the return on the securities and other investments selected by the Adviser may not correlate precisely with the return on the Index. The Portfolio incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities. The Portfolio may not be fully invested at times, either as a result of cash flows into or out of the Portfolio or reserves of cash held by the Portfolio to meet redemptions. The return on the sample of securities purchased by the Portfolio, or futures or other derivative positions taken by the Portfolio, to replicate the performance of the Index may not correlate precisely with the return of the Index.

•

Derivatives Risk:    Derivative transactions typically involve leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested, and the Portfolio may not be able to close out a derivative transaction at a favorable time or price.

•

Passive Strategy/Index Risk:    The Portfolio is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Portfolio may hold constituent securities of the S&P 500 regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Portfolio’s return to be lower than if the Portfolio employed an active strategy.

•

Master/Feeder Structure Risk:    Unlike a traditional mutual fund that invests directly in securities, the Fund pursues its objective by investing substantially all of its assets in the Equity 500 Index Portfolio, which has substantially the same investment objectives, policies and restrictions as the Fund. The ability of the Fund to meet its investment objective is directly related to the ability of the Portfolio to meet its objective. The ability of the Fund to meet its objective may be adversely affected by the purchase and redemption activities of other investors in the Portfolio. The ability of the Fund to meet redemption requests depends on its ability to redeem its interest in the Portfolio. The Adviser also serves as investment adviser to the Portfolio. Therefore, conflicts may arise as the

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Adviser fulfills its fiduciary responsibilities to the Fund and the Portfolio. For example, the Adviser may have an economic incentive to maintain the Fund’s investment in the Portfolio at a time when it might otherwise choose not to do so.

The Fund’s shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The bar chart below shows the performance of the Fund’s Administrative Shares during the past 10 calendar years. The chart provides some indication of the risks of investing in the Fund’s Administrative Shares by showing changes in the Administrative Shares’ performance from year to year. Please keep in mind that past performance does not necessarily indicate how the Fund’s Administrative Shares will perform in the future.

State Street Equity 500 Index Fund

Administrative Shares

Total Return For The Calendar Years

Ended December 31

During the period shown in the bar chart, the highest return for a quarter was 15.89% (quarter ended 6/30/09) and the lowest return for a quarter was -21.58% (quarter ended 12/31/08).

Average Annual Total Returns

For the Periods Ended December 31, 2013

Administrative Shares

The information in the following table gives some indication of the risks of an investment in the Fund’s Administrative Shares by comparing the Administrative Shares’ performance to the performance of the S&P 500 over various periods of time.

The Fund’s Administrative Shares’ after-tax returns listed below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Additionally, actual after-tax returns depend on an investor’s tax situation and may differ from those shown below, and after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

	1-Year	5-Year	10-Year
State Street Equity 500 Index Fund Return Before Taxes	31.97%	17.67%	7.20%
Return After Taxes on Distributions	31.46%	17.17%	6.82%
Return After Taxes on Distributions and Sale of Fund Shares	18.51%	14.25%	5.79%
S&P 500 (reflects no deduction for expenses of taxes)	32.38%	17.94%	7.40%

Investment Adviser

SSgA FM serves as the investment adviser to the Fund and the Portfolio.

John A. Tucker has been a Portfolio Manager for the Fund and the Portfolio since 2007. Karl Schneider has been a Portfolio Manager for the Fund and the Portfolio since 2002.

Purchase and Sale of Fund Shares

   Purchase Minimums

To establish an account	$25,000,000
To add to an existing account	No minimum

You may redeem Fund shares on any day the Fund is open for business.

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You may redeem Fund shares by written request or wire transfer. Written requests should be sent to:

By Mail: State Street Equity 500 Index Fund P.O. Box 8048 Boston, MA 02205-8048
By Overnight: State Street Equity 500 Index Fund 30 Dan Road Canton, MA 02021-2809

By Intermediary:

If you wish to purchase or redeem Fund shares through a broker, bank or other financial intermediary (“Intermediary”), please contact that financial intermediary directly. Your financial intermediary may have different or additional requirements for opening an account and/or for the processing of purchase and redemption orders, or may be closed at times when the Fund is open.

Intermediaries may contact State Street Dealer Services Group at 617-662-7300 or email them at broker-dealerservices@statestreet.com with questions.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

Payments to Brokers and Other Financial Intermediaries

If you purchase the Fund through a broker or other financial intermediary (such as a bank), the Fund and its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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ADDITIONAL INFORMATION ABOUT PRINCIPAL STRATEGIES AND RISKS OF INVESTING IN THE FUND AND PORTFOLIO

Equity 500 Index Fund Administrative Shares

Principal Investment Strategies

There is no assurance that the Fund will achieve its investment objective, and you could lose money by investing in the Fund. The Fund seeks to achieve its investment objective by investing substantially all of its investable assets in the Equity 500 Index Portfolio, which has the same investment objective as, and investment policies that are substantially similar to those of, the Fund.

The Portfolio uses a passive management strategy designed to track the performance of the S&P 500. The Index is a well-known stock market index that includes common stocks of 500 companies from a number of sectors representing a significant portion of the market value of all stocks publicly traded in the United States.

The Portfolio is not managed according to traditional methods of “active” investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Instead, the Portfolio, using a “passive” or “indexing” investment approach, attempts to replicate as closely as possible, before expenses, the performance of the S&P 500.

The Portfolio generally intends to invest in all 500 stocks comprising the S&P 500 in approximate proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all 500 stocks in those weightings. In those circumstances, the Portfolio may purchase a sample of the stocks in the Index in proportions expected by the Adviser to match generally the performance of the Index as a whole. In addition, from time to time stocks are added to or removed from the Index. The Portfolio may sell securities that are represented in the Index, or purchase securities that are not yet represented in the Index, in anticipation of their removal from or addition to the Index. Under normal market conditions, the Portfolio will not invest less than 80% of its total assets in stocks in the Index. Shareholders will receive 60 days’ notice prior to a change in the 80% investment policy.

In addition, the Portfolio may at times purchase or sell futures contracts on the Index, or options on those futures, in lieu of investing directly in the stocks making up the Index. The Portfolio might do so, for example, in order to increase its investment exposure pending investment of cash in the stocks comprising the Index. Alternatively, the Portfolio might use futures or options on futures to reduce its investment exposure in situations where it intends to sell a portion of the stocks in its portfolio but the sale has not yet been completed. The Portfolio may also enter into other derivatives transactions, including the use of options or swap transactions, to assist in attempting to replicate the performance of the Index. The Portfolio may also, to the extent permitted by applicable law, invest in shares of other mutual funds whose investment objectives and policies are similar to those of the Portfolio.

Changes in Policies.    The Trust’s Board of Trustees may change the Fund’s investment objective, as stated in the Fund summary, investment strategies and other policies without shareholder approval, except as otherwise indicated. If the Trustees were to approve a change to the Fund’s investment objective, shareholders would receive advance notice.

The S&P 500.    The S&P 500 is a well-known stock market index that includes common stocks of 500 companies from a number of sectors representing a significant portion of the market value of all common stocks publicly traded in the United States, most of which are listed on the New York Stock Exchange, Inc. (the “NYSE”). Stocks in the S&P 500 are weighted according to their float adjusted market capitalizations (i.e., the number of shares outstanding multiplied by the stock’s current price). The companies selected for inclusion in the S&P 500 are those of large publicly held companies which generally have the largest market values within their respective industries. The composition of the S&P 500 is determined by Standard & Poor’s and is based on such factors as the market capitalization and trading activity of each stock and its adequacy as a representation of stocks in a particular industry group, and may be changed from time to time. “Standard & Poor’s,” “S&P” and “S&P 500,” are trademarks of Standard and Poor’s Financial Services LLC (“S&P”) and have been licensed for use by the Fund and the Portfolio. The Fund and the Portfolio are not sponsored, endorsed, sold or promoted by S&P, and S&P makes no representation regarding the advisability of investing in the Fund and the Portfolio.

Index Futures Contracts and Related Options.    The Portfolio may buy and sell futures contracts on the Index and options on those futures contracts. An “index futures”

7

contract is a contract to buy or sell units of an index at an agreed price on a specified future date. Depending on the change in value of the Index between the time when the Portfolio enters into and closes out an index future or option transaction, the Portfolio realizes a gain or loss. Options and futures transactions involve risks. For example, it is possible that changes in the prices of futures contracts on the Index will not correlate precisely with changes in the value of the Index. In those cases, use of futures contracts and related options might decrease the correlation between the return of the Portfolio and the return of the Index. In addition, the Portfolio incurs transaction costs in entering into, and closing out, positions in futures contracts and related options. These costs typically have the effect of reducing the correlation between the return of the Portfolio and the return of the Index. Because the secondary market for futures contracts and options may be illiquid, the Portfolio may have to hold a contract or option when the Adviser would otherwise have sold it, or it may only be able to sell at a price lower than what the Adviser believes is the fair value of the contract or option, thereby potentially reducing the return of the Portfolio.

Other Derivative Transactions.    The Portfolio may enter into derivatives transactions involving options and swaps. These transactions involve many of the same risks as those described above under “Index Futures Contracts and Related Options.” In addition, since many of such transactions are conducted directly with counterparties, and not on an exchange or board of trade, the Portfolio’s ability to realize any investment return on such transactions may depend on the counter-party’s ability or willingness to meet its obligations.

Securities Lending.    The Portfolio may lend portfolio securities with a value of up to 33 1/3% of its total assets. For these purposes, total assets shall include the value of all assets received as collateral for the loan. Such loans may be terminated at any time, and the Portfolio will receive cash or other obligations as collateral. In a loan transaction, as compensation for lending its securities, the Portfolio will receive a portion of the dividends or interest accrued on the securities held as collateral or, in the case of cash collateral, a portion of the income from the investment of such cash. In addition, the Portfolio will receive the amount of all dividends, interest and other distributions on the loaned securities. However, the borrower has the right to vote the loaned securities. The Portfolio will call loans to vote proxies if a material issue affecting the investment is to be voted upon. Should the borrower of the securities fail financially, the Portfolio may experience delays in recovering the securities or exercising its rights in the collateral. Loans are made only to borrowers that are deemed by the securities lending agent to be of good financial standing. In a loan transaction, the Portfolio will also bear the risk of any decline in value of securities acquired with cash collateral. The Portfolio will attempt to minimize this risk by limiting the investment of cash collateral to high quality instruments of short maturity. This strategy is not used to leverage the Portfolio.

Temporary Defensive Positions.    From time to time, a Portfolio may take temporary defensive positions in attempting to respond to adverse market, economic or other conditions. Temporary defensive positions may be taken, for example, to preserve capital or if a Portfolio is unable to acquire the types of securities in which it normally invests. Temporary defensive positions may include, but are not limited to, investment in U.S. government securities, repurchase agreements collateralized by such securities, the maintenance of uninvested cash, or investment in cash equivalents. A Portfolio’s holdings in temporary defensive positions may be inconsistent with the Portfolio’s principal investment strategy, and, as a result, the Portfolio may not achieve its investment objective.

Comparison Index.    The S&P 500 is a capitalization-weighted index of 500 industry-leading stocks and is widely regarded to be representative of the stock market in general. The S&P 500 is unmanaged and does not reflect the actual cost of investing in the instruments that comprise the Index. Additionally, the returns of the S&P 500 Index do not reflect the effect of fees, expenses and taxes.

PORTFOLIO HOLDINGS DISCLOSURE

The Fund’s portfolio holdings disclosure policy is described in the Statement of Additional Information (“SAI”).

MANAGEMENT AND ORGANIZATION

The Fund and the Portfolio.    The Fund is a separate, diversified series of the State Street Institutional Investment Trust (the “Trust”), which is an open-end management investment company organized as a business trust under the laws of the Commonwealth of Massachusetts.

The Fund invests as part of a “master-feeder” structure. The Fund currently seeks to achieve its investment

8

objective by investing substantially all of its investable assets in the Equity 500 Index Portfolio, a separate mutual fund, that has a substantially identical investment objective, investment policies, and risks as the Fund. All discussions about the Fund’s investment objective, policies and risks should be understood to refer also to the investment objectives, policies and risks of the Portfolio.

The Fund can withdraw its investment in the Portfolio if, at any time, the Fund’s Board of Trustees determines that it would be in the best interests of the Fund’s shareholders, or if the investment objectives of the Portfolio changed so that they were inconsistent with the objectives of the Fund. If the Fund withdraws its investment from the Portfolio, the Fund may invest all of its assets in another mutual fund that has the same investment objective as the Fund, the Adviser may directly manage the Fund’s assets, or the Board may take such other action it deems appropriate and in the best interests of shareholders of the Fund, which may include liquidation of the Fund.

The Adviser.    State Street Global Advisors (“SSgA”) is the investment management arm of State Street Corporation, a publicly held bank holding company. SSgA is one of the world’s largest institutional money managers, and uses quantitative and traditional techniques to manage approximately $2.34 trillion in assets as of December 31, 2013. SSgA FM, a wholly-owned subsidiary of State Street Corporation, is the investment adviser to the Fund and the Portfolio, and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Advisers Act of 1940, as amended. SSgA FM had approximately $334.95 billion in assets under management as of December 31, 2013. The Fund has entered into an investment advisory agreement with the Adviser pursuant to which the Adviser will manage the Fund’s assets directly, for compensation paid at an annual rate of 0.045% of the Fund’s average daily net assets, in the event that the Fund were to cease investing substantially all of its assets in the Portfolio. The Adviser does not receive any fees from the Fund under that agreement so long as the Fund continues to invest substantially all of its assets in the Portfolio or in another investment company. The Adviser places all orders for purchases and sales of the Portfolio’s investments. For the year ended December 31, 2013, Equity 500 Index Portfolio’s effective management fee paid was 0.045%.

A summary of the factors considered by the Board of Trustees in connection with the renewal of the investment advisory agreement for the Fund is available in the Fund’s annual report to shareholders dated December 31, 2013.

The Adviser manages the Portfolio using a team of investment professionals. The team approach is used to create an environment that encourages the flow of investment ideas. The portfolio managers within the team work together in a cohesive manner to develop and enhance techniques that drive the investment process for the respective investment strategy. This approach requires portfolio managers to share a variety of responsibilities including investment strategy and analysis while retaining responsibility for the implementation of the strategy within any particular portfolio. The approach also enables the team to draw upon the resources of other groups within the firm. Each portfolio management team is overseen by the SSgA Investment Committee. Key professionals involved in the day-to-day portfolio management for the Portfolio include the following:

John A. Tucker, CFA

Mr. Tucker is a Senior Managing Director of SSgA and SSgA FM, and Co-Head of Passive Equity Strategies in North America. He is responsible for overseeing the management of all equity index strategies and Exchange Traded Funds managed in North America. He is a member of the Senior Leadership Team.

Previously, Mr. Tucker was head of the Structured Products group in SSgA’s London office, where he was responsible for the management of all index strategies in SSgA’s second largest investment center. Prior to joining the investment management group, he was the Operations Manager for SSgA’s International Structured Products group, where he was responsible for the operations staff and functions. He joined State Street in 1988 and has served as a Portfolio Manager of the Portfolio since 2007.

Mr. Tucker received a BA from Trinity College and an MS in Finance from Boston College. He has also earned the Chartered Financial Analyst designation and is a member of the Boston Security Analysts Society and the CFA Institute. In addition, Mr. Tucker is a member of the Russell Index Client Advisory Board and the S&P U.S. Index Advisory Panel.

Karl Schneider, CAIA

Mr. Schneider is a Vice President of SSgA and SSgA FM, and Head of US Equity Strategies for the

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Global Equity Beta Solutions (“GEBS”) team, where in addition to overseeing the management of the US equity index strategies, he also serves as a portfolio manager for a number of the group’s passive equity portfolios. Previously within GEBS, he served as a portfolio manager and product specialist for synthetic beta strategies, including commodities, buy/write, and hedge fund replication. Mr. Schneider is also a member of the SSgA Derivatives Committee.

Prior to joining the GEBS team, Mr. Schneider worked as a portfolio manager in SSgA’s Currency Management Group, managing both active currency selection and traditional passive hedging overlay portfolios. Mr. Schneider joined SSgA in 1996 and has served as a Portfolio Manager of the Portfolio since 2002.

Mr. Schneider holds a BS in Finance and Investments from Babson College and also an MS in Finance from Boston College. He has earned the Chartered Alternative Investment Analyst designation and is a member of the CAIA Association.

Additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities in the Fund and the Portfolio is available in the SAI.

The Adviser’s principal address is State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111.

The Administrator and Custodian, and Transfer Agent and Dividend Disbursing Agent.    State Street Bank and Trust Company (“State Street”), a subsidiary of State Street Corporation, is the administrator, custodian, transfer agent and dividend disbursing agent for the Fund.

The Distributor.    State Street Global Markets, LLC serves as the Fund’s distributor (the “Distributor” or “SSGM”) pursuant to the Distribution Agreement between the Distributor and the Trust.

SHAREHOLDER INFORMATION

Determination of Net Asset Value.    The Fund determines its net asset value (“NAV”) per share once each business day as of the close of regular trading on the NYSE. Pricing does not occur on NYSE holidays. A business day is one on which the NYSE is open for regular trading. The Federal Reserve is closed on certain holidays on which the NYSE is open. These holidays are Columbus Day and Veterans Day. On these holidays, you will not be able to purchase shares by wiring Federal Funds because Federal Funds wiring does not occur on days when the Federal Reserve is closed. The NAV per share is based on the market value of the investments held in the Fund. The NAV of the Fund’s Administrative Shares is calculated by dividing the value of the assets of the Fund attributable to its Administrative Shares less the liabilities of the Fund attributable to its Administrative Shares by the number of Administrative Shares outstanding. The Fund values each security or other investment pursuant to guidelines adopted by the Board of Trustees. Securities or other investments may be valued at fair value, as determined in good faith and pursuant to procedures approved by the Portfolio’s Board of Trustees, under certain limited circumstances. For example, fair value pricing may be used when market quotations are not readily available or reliable, such as when (i) trading for a security is restricted; or (ii) a significant event, as determined by the Adviser, that may affect the value of one or more securities or other investments held by the Fund occurs after the close of a related exchange but before the determination of the Fund’s NAV. Attempts to determine the fair value of securities or other investments introduce an element of subjectivity to the pricing of securities or other investments. As a result, the price of a security or other investment determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the price the Fund would have received had it sold the investment. To the extent that the Fund invests in the shares of other registered open-end investment companies that are not traded on an exchange (mutual funds), such shares are valued at their published net asset values per share as reported by the funds. The prospectuses of these funds explain the circumstances under which the funds will use fair value pricing and the effects of using fair value pricing.

Purchasing Shares.    Investors pay no sales load to invest in the Administrative Shares of the Fund. The price for Fund shares is the NAV per share. Orders received in good form (a purchase order is in good form if it meets the requirements implemented from time to time by the Fund or its Transfer Agent, and for new accounts includes submission of a completed and signed application and all documentation necessary to open an account) will be priced at the NAV next calculated after the order is accepted by the Fund.

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The minimum initial investment in the Administrative Shares is $25 million, although the Adviser may waive the minimum in its discretion. There is no minimum subsequent investment. The Fund intends to be as fully invested as is practicable; therefore, investments must be made either in Federal Funds (i.e., monies credited to the account of the Fund’s custodian bank by a Federal Reserve Bank) or securities (“in-kind”) acceptable to the Adviser. (Please consult your tax adviser regarding in-kind transactions.) (If you purchase shares by check, your order will not be in good form until the Fund’s transfer agent receives federal funds for the check.) The Fund reserves the right to cease accepting investments at any time or to reject any purchase order.

In accordance with certain federal regulations, the Trust is required to obtain, verify and record information that identifies each entity that applies to open an account. For this reason, when you open (or change ownership of) an account, the Trust will request certain information, including your name, address and taxpayer identification number, which will be used to verify your identity. If you are unable to provide sufficient information to verify your identity, the Trust will not open an account for you. As required by law, the Trust may employ various procedures, such as comparing your information to fraud databases or requesting additional information and documentation from you, to ensure that the information supplied by you is correct. The Trust reserves the right to reject any purchase order for any reason, including failure to provide the Trust with information necessary to confirm your identity as required by law.

If you are purchasing through an Intermediary, please contact your intermediary as their requirements may differ.

Redeeming Shares.    An investor may redeem all or any portion of its investment at the NAV next determined after it submits a redemption request, in proper form, to the Fund. The Fund will pay the proceeds of the redemption either in Federal Funds or in securities at the discretion of the Adviser, normally on the next Fund business day after the redemption, but in any event no more than seven days after the redemption. (Please consult your tax adviser regarding in-kind transactions.) The right of any investor to receive payment with respect to any redemption may be suspended or the payment of the redemption proceeds postponed during any period in which the NYSE is closed (other than weekends or holidays) or trading on the NYSE is restricted or, to the extent otherwise permitted by the 1940 Act, as amended, if an emergency exists.

If your account is held through an Intermediary, please contact them for additional assistance and advice on how to redeem your shares.

Cost Basis Reporting.    Upon the redemption of your shares in the Fund, the Fund or, if you purchase your shares through a financial intermediary, your financial intermediary, generally will be required to provide you and the IRS with cost basis and certain other related tax information about the Fund shares you redeemed. This cost basis reporting requirement is effective for shares purchased, including through dividend reinvestment, on or after January 1, 2012. Please consult your financial intermediary for more information regarding available methods for cost basis reporting and how to select or change a particular method. Please consult your tax advisor to determine which available cost basis method is best for you.

About Mail Transactions.    If you choose to purchase or redeem shares by sending instructions by regular mail, they will not be deemed received in good order until they are released by the post office and redelivered to the Transfer Agent’s physical location at 30 Dan Road, Canton, MA 02021-2809. There will be a time lag, which may be one or more days, between regular mail receipt at the Boston post office box and redelivery to such physical location and a Fund’s net asset value may change over those days. You might consider using express rather than regular mail if you believe time of receipt of your transaction request to be sensitive.

Policies to Prevent Market Timing.    Frequent purchases and redemptions of Fund shares may present risks for other shareholders of the Fund, which may include, among other things, interference in the efficient management of the Fund’s portfolio, dilution in the value of Fund shares held by long-term shareholders, increased brokerage and administrative costs and forcing the Fund to hold excess levels of cash.

The Fund is intended as a long-term investment. Therefore, the Trust’s Board of Trustees has adopted policies and procedures designed to detect and prevent inappropriate short-term trading activity that is harmful to the Fund. Because most of the interests in the Fund are held by investors indirectly through one or more financial intermediaries, the Fund does not generally have information about the identity of those investors or about transactions effected by those investors. Rather, the Fund and its service providers periodically review cash inflows and outflows from and to those intermediaries in an attempt to detect inappropriate trading activity by investors holding shares through those intermediaries. The

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Fund may seek to obtain underlying account trading activity information from financial intermediaries when, in the Adviser’s judgment, the trading activity suggests possible market timing. There is no assurance that the Fund or the Adviser will be able to determine whether trading by an investor holding shares through a financial intermediary is engaged in trading activity that may be harmful to the Fund or its shareholders.

The Fund reserves the right in its discretion to reject any purchase, in whole or in part including, without limitation, by a person whose trading activity in Fund shares the Adviser believes could be harmful to the Fund. The Fund may decide to restrict purchase activity in its shares based on various factors, including, without limitation, whether frequent purchase and sale activity will disrupt portfolio management strategies and adversely affect performance. There can be no assurance that the Fund, the Adviser or State Street will identify all frequent purchase and sale activity affecting the Fund.

DISTRIBUTION ARRANGEMENTS AND RULE 12B-1 FEES

The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act under which the Fund may compensate its distributor (or others) for services in connection with the distribution of the Fund’s Administrative Shares and for services provided to Fund shareholders (the “Plan”). The Plan calls for payments at an annual rate (based on average daily net assets) of 0.15% of the Fund’s net assets attributable to its Administrative Shares. Because these fees are paid out of the assets of the Fund attributable to its Administrative Shares on an ongoing basis, they will increase the cost of your investment and may cost you more over time than paying other types of sales charges. Long-term shareholders of the Fund may pay more in Rule 12b-1 fees than the economic equivalent of the maximum front-end sales charge permitted by the Financial Industry Regulatory Authority, Inc. (“FINRA”).

In addition to payments under the Plan, the Fund reimburses SSGM or its affiliates for payments it makes to financial intermediaries that provide certain administrative, recordkeeping, and account maintenance services, including services described below under “Other Payments to Financial Intermediaries.” The amount of the reimbursement is calculated in a manner approved by the Trustees and is reviewed by the Trustees periodically.

Because the Fund pays distribution and other fees for the sale of their shares and for services provided to shareholders out of the Fund’s assets on an ongoing basis, over time those fees will increase the cost of your investment and may cost you more than paying other types of sales loads.

The Fund may pay distribution fees and other amounts described in this Prospectus at a time when shares of the Fund are unavailable for purchase.

OTHER PAYMENTS TO FINANCIAL INTERMEDIARIES

Financial intermediaries are firms that, for compensation, sell shares of mutual funds, including the Fund, and/or provide certain administrative and account maintenance services to mutual fund shareholders. Financial intermediaries may include, among others, brokers, financial planners or advisors, banks, and insurance companies.

In some cases, a financial intermediary may hold its clients’ Fund shares in nominee or street name. Shareholder services provided by a financial intermediary may (though they will not necessarily) include, among other things: processing and mailing trade confirmations, periodic statements, prospectuses, annual reports, semiannual reports, shareholder notices, and other SEC-required communications; capturing and processing tax data; issuing and mailing dividend checks to shareholders who have selected cash distributions; preparing record date shareholder lists for proxy solicitations; collecting and posting distributions to shareholder accounts; and establishing and maintaining systematic withdrawals and automated investment plans and shareholder account registrations.

The compensation paid by SSGM or its affiliates to a financial intermediary is typically paid continually over time, during the period when the intermediary’s clients hold investments in the Fund. The amount of continuing compensation paid by SSGM or its affiliates to different financial intermediaries for distribution and/or shareholder services varies. The compensation is typically a percentage of the value of the financial intermediary’s clients’ investments in the Fund or a per account fee. The variation in compensation may, but will not necessarily, reflect enhanced or additional services provided by the intermediary.

SSGM and its affiliates (including SSgA FM), at their own expense and out of their own assets, may also provide other compensation to financial intermediaries in connection with sales of the Fund’s shares or the servicing of shareholders or shareholder accounts. Such

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compensation may include, but is not limited to, financial assistance to financial intermediaries in connection with conferences, sales, or training programs for their employees; seminars for the public; advertising or sales campaigns; or other financial intermediary-sponsored special events. In some instances, this compensation may be made available only to certain financial intermediaries whose representatives have sold or are expected to sell significant amounts of shares. Dealers may not use sales of the Fund’s shares to qualify for this compensation to the extent prohibited by the laws or rules of any state or any self-regulatory agency, such as FINRA.

If payments to financial intermediaries by the distributor or adviser for a particular mutual fund complex exceed payments by other mutual fund complexes, your financial advisor and the financial intermediary employing him or her may have an incentive to recommend that fund complex over others. Please speak with your financial advisor to learn more about the total amounts paid to your financial advisor and his or her firm by SSGM and its affiliates and by sponsors of other mutual funds he or she may recommend to you. You should also consult disclosures made by your financial intermediary at the time of purchase.

DIVIDENDS, DISTRIBUTIONS AND TAX CONSIDERATIONS

Income dividends and capital gains distributions of the Fund will be declared and paid at least annually.

The following discussion is a summary of some important U.S. federal tax considerations generally applicable to investments in the Fund. Your investment in the Fund may have other tax implications. Please consult your tax advisor about foreign, federal, state, local or other tax laws applicable to you. Investors, including non-U.S. investors, should consult the Statement of Additional Information tax section for more complete disclosure.

The Fund has elected to be treated as a regulated investment company and intends each year to qualify and to be eligible to be treated as such. A regulated investment company is generally not subject to tax at the corporate level on income and gains that are distributed to shareholders. However, the Fund’s failure to qualify as a regulated investment company would result in corporate level taxation, and consequently, a reduction in income available for distribution to shareholders.

For federal income tax purposes, distributions of investment income are generally taxable to you as ordinary income. Taxes on distributions of capital gains generally are determined by how long the Portfolio owned the investments that generated them, rather than how long you have owned your Fund shares. Distributions are taxable to you even if they are paid from income or gains earned by the Fund before your investment (and thus were included in the price you paid for your shares). Distributions may also be subject to state and local taxes and are taxable whether you receive them in cash or reinvest them in additional shares. Distributions of net capital gains (that is, the excess of net long-term capital gains over net short-term capital losses) from the sale of investments that the Portfolio owned for more than one year that are properly reported by the Fund as capital gain dividends generally will be treated as long-term capital gain includible in your net capital gain and taxed to individuals at reduced rates. Distributions of gains from investments that the Portfolio owned for one year or less generally will be taxable to you as ordinary income. Distributions of investment income reported by the Fund as derived from “qualified dividend income” are taxed to individuals at the rates applicable to net capital gain, provided holding period and other requirements are met by both the shareholder and the Fund. Any gain resulting from the redemption of Fund shares will generally also be taxable to you as either short-term or long-term capital gain, depending upon how long you held your shares in the Fund.

A 3.8% Medicare contribution tax is imposed on the “net investment income” of individuals, estates and trusts whose income exceeds certain threshold amounts. Net investment income generally includes for this purpose dividends paid by the Fund, including any capital gain dividends, and net capital gains recognized on the redemption of shares of the Fund.

If you are not a citizen or permanent resident of the United States, the Fund’s ordinary income dividends will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies or unless such income is effectively connected with a U.S. trade or business. For distributions with respect to taxable years of the Fund beginning before January 1, 2014, the Fund was able, under certain circumstances, to report in a written notice to shareholders all or a portion of a dividend as an “interest-related dividend” or a “short-term capital gain dividend” that if received by a non-resident alien or foreign entity generally was exempt from the 30% U.S. withholding tax, provided that certain other requirements are met. These exemptions have expired for

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distributions with respect to taxable years of the Fund beginning on or after January 1, 2014. Therefore, as of the date of this Prospectus, the Fund (or intermediary, as applicable) is currently required to withhold on distributions to non-resident aliens or foreign entities attributable to net interest or short-term capital gains that were formerly eligible for this withholding exemption. It is currently unclear whether Congress will extend this exemption for distributions with respect to taxable years of the Fund beginning on or after January 1, 2014, or what the terms of such an extension would be, including whether such extension would have retroactive effect.

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FINANCIAL HIGHLIGHTS

The Financial Highlights table is intended to help you understand the Fund’s Administrative Shares financial performance for the past five years. Certain information reflects financial results for a single share of the Administrative Shares. The total return in the table represents the rate that an investor would have earned (or lost) on an investment in the Fund’s Administrative Shares (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report, which is available upon request. The financial information included in this table should be read in conjunction with the financial statements incorporated by reference in the Statement of Additional Information.

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State Street Equity 500 Index Fund

Financial Highlights — Selected data for an Administrative Share of beneficial interest outstanding throughout each period is presented below:

	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$11.94	$10.51	$10.52	$9.31	$7.50

Investment Operations:
Net investment income(b)	0.26	0.24	0.20	0.17	0.17
Net realized and unrealized gain (loss) on investments	3.56	1.42	(0.01)	1.21	1.80

Total from investment operations	3.82	1.66	0.19	1.38	1.97

Less Distributions From:
Net investment income	(0.26)	(0.23)	(0.20)	(0.17)	(0.16)

Net increase (decrease) in net assets	3.56	1.43	(0.01)	1.21	1.81

Net Asset Value, End of Year	$15.50	$11.94	$10.51	$10.52	$9.31

Total Return(c)	31.97%	15.84%	1.79%	14.81%	26.25%
Ratios and Supplemental Data:
Net Assets, End of Year (000s)	$230,330	$185,918	$161,813	$165,883	$142,739
Ratios to average net assets(a):
Operating expenses	0.245%	0.245%	0.245%	0.245%	0.245%
Net investment income	1.84%	2.06%	1.83%	1.79%	2.08%
Portfolio turnover rate(d)	4%	9%	15%	12%	19%

(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the State Street Equity 500 Index Portfolio.

(b)	Net investment income per share is calculated using the average shares method.

(c)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation to be reinvested at net asset value per share on the respective payment dates. Results represent past performance and are not indicative of future results.

(d)	Portfolio turnover rate is from the State Street Equity 500 Index Portfolio.

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For more information about STATE STREET EQUITY 500 INDEX FUND:

The Fund’s SAI includes additional information about the Fund and is incorporated by reference into this document. Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

The SAI and the Fund’s annual and semi-annual reports are available, without charge, upon request. Shareholders in the Fund may make inquiries to the Fund to receive such information by calling (877) 521-4083 or the customer service center at the telephone number shown in the accompanying contract prospectus, if applicable. The Fund does not have an Internet website.

Information about the Fund (including the SAI) can be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the Fund are available free of charge on the EDGAR Database on the Commission’s Internet site at http://www.sec.gov. Copies of this information also may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission’s Public Reference Section, Washington, D.C. 20549-1520.

SSgA Funds Management, Inc.

STATE STREET FINANCIAL CENTER

ONE LINCOLN STREET

BOSTON, MASSACHUSETTS 02111

SSEQTY500ADMNPRO

The State Street Institutional Investment Trust’s Investment Company Act File Number is 811-09819.

State Street Institutional Investment Trust

STATE STREET EQUITY 500 INDEX FUND (STBIX)

SERVICE SHARES

Prospectus Dated April 30, 2014

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THE STATE STREET EQUITY 500 INDEX FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

THE FUND OFFERS MULTIPLE CLASSES OF SHARES.    THIS PROSPECTUS COVERS ONLY THE SERVICE SHARES.

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FUND SUMMARY

Investment Objective

The investment objective of the State Street Equity 500 Index Fund (the “Fund”) is to replicate as closely as possible, before expenses, the performance of the Standard & Poor’s 500 Index (the “S&P 500” or the “Index”).

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The expenses shown in the table and the Example reflect the expenses of both the Fund and the Fund’s proportionate share of the expenses of State Street Equity 500 Index Portfolio (the “Equity 500 Index Portfolio” or sometimes referred to in context as the “Portfolio”).

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)(1)

Management Fee	0.045%
Distribution (12b-1) Fees	0.250%
Other Expenses	0.050%

Total Annual Fund Operating Expenses	0.345%

(1)	Amounts reflect the total expenses of the Portfolio and the Fund.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$35	$111	$194	$437

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). As a shareholder of the Portfolio the Fund bears its ratable share of the transaction costs associated with the portfolio turnover of the Portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 4% of the average value of its portfolio.

Principal Investment Strategies

There is no assurance that the Fund will achieve its investment objective, and you could lose money by investing in the Fund. The Fund seeks to achieve its investment objective by investing substantially all of its investable assets in the Equity 500 Index Portfolio, which has the same investment objective as, and investment policies that are substantially similar to those of, the Fund.

The Portfolio uses a passive management strategy designed to track the performance of the S&P 500. The Index is a well-known stock market index that includes common stocks of 500 companies from a number of sectors representing a significant portion of the market value of all stocks publicly traded in the United States.

The Portfolio is not managed according to traditional methods of “active” investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Instead, the Portfolio, using a “passive” or “indexing” investment approach, attempts to replicate as closely as possible, before expenses, the performance of the S&P 500.

The Portfolio generally intends to invest in all 500 stocks comprising the S&P 500 in approximate proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all 500 stocks in those weightings. In those circumstances, the Portfolio may purchase a sample of the stocks in the Index in proportions expected by the Portfolio’s investment adviser, SSgA Funds Management, Inc. (the “Adviser” or “SSgA FM”) to match generally the performance of the Index as a whole. In addition, from time to time stocks are added to

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or removed from the Index. The Portfolio may sell securities that are represented in the Index, or purchase securities that are not yet represented in the Index, in anticipation of their removal from or addition to the Index. Under normal market conditions, the Portfolio will not invest less than 80% of its total assets in stocks in the Index. Shareholders will receive 60 days’ notice prior to a change in the 80% investment policy.

In addition, the Portfolio may at times purchase or sell futures contracts on the Index, or options on those futures, in lieu of investing directly in the stocks making up the Index. The Portfolio might do so, for example, in order to increase its investment exposure pending investment of cash in the stocks comprising the Index. Alternatively, the Portfolio might use futures or options on futures to reduce its investment exposure in situations where it intends to sell a portion of the stocks in its portfolio but the sale has not yet been completed. The Portfolio may also enter into other derivatives transactions, including the use of options or swap transactions, to assist in attempting to replicate the performance of the Index. The Portfolio may also, to the extent permitted by applicable law, invest in shares of other mutual funds whose investment objectives and policies are similar to those of the Portfolio.

Principal Risks

General risks associated with the Fund’s and Portfolio’s investment policies and investment strategies are discussed below.

•	Stock Market Risk: Stock values could decline generally or could under-perform other investments.

•

Large Capitalization Risk:    Because the S&P 500 includes mainly large U.S. companies, the Portfolio’s emphasis on securities issued by large capitalization companies makes it susceptible to the risks of investing in larger companies. For example, larger companies may be unable to respond as quickly as smaller companies to competitive challenges. Larger companies also tend not to be able to maintain the high growth rates of well-managed smaller companies, especially during strong economic periods.

•

Index Tracking Risk:    The Portfolio’s return may not match the return of the Index for a number of reasons. For example, the return on the securities and other investments selected by the Adviser may not correlate precisely with the return on the Index. The Portfolio incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities. The Portfolio may not be fully invested at times, either as a result of cash flows into or out of the Portfolio or reserves of cash held by the Portfolio to meet redemptions. The return on the sample of securities purchased by the Portfolio, or futures or other derivative positions taken by the Portfolio, to replicate the performance of the Index may not correlate precisely with the return of the Index.

•

Derivatives Risk:    Derivative transactions typically involve leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested, and the Portfolio may not be able to close out a derivative transaction at a favorable time or price.

•

Passive Strategy/Index Risk:    The Portfolio is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Portfolio may hold constituent securities of the S&P 500 regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Portfolio’s return to be lower than if the Portfolio employed an active strategy.

•

Master/Feeder Structure Risk:    Unlike a traditional mutual fund that invests directly in securities, the Fund pursues its objective by investing substantially all of its assets in the Equity 500 Index Portfolio, which has substantially the same investment objectives, policies and restrictions as the Fund. The ability of the Fund to meet its investment objective is directly related to the ability of the Portfolio to meet its objective. The ability of the Fund to meet its objective may be adversely affected by the purchase and redemption activities of other investors in the Portfolio. The ability of the Fund to meet redemption requests depends on its ability to redeem its interest in the Portfolio. The Adviser also serves as investment adviser to the Portfolio. Therefore, conflicts may arise as the

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Adviser fulfills its fiduciary responsibilities to the Fund and the Portfolio. For example, the Adviser may have an economic incentive to maintain the Fund’s investment in the Portfolio at a time when it might otherwise choose not to do so.

The Fund’s shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The bar chart below shows the performance of the Fund’s Service Shares during the past 10 calendar years. The chart provides some indication of the risks of investing in the Fund’s Service Shares by showing changes in the Service Shares’ performance from year to year. Please keep in mind that past performance does not necessarily indicate how the Fund’s Service Shares will perform in the future.

State Street Equity 500 Index Fund

Service Shares

Total Return For The Calendar Years

Ended December 31

During the period shown in the bar chart, the highest return for a quarter was 15.92% (quarter ended 6/30/09) and the lowest return for a quarter was -21.68% (quarter ended 12/31/08).

Average Annual Total Returns

For the Periods Ended December 31, 2013

Service Shares

The information in the following table gives some indication of the risks of an investment in the Fund’s Service Shares by comparing the Fund’s Service Shares performance to the performance of the S&P 500 over various periods of time.

The Fund’s Service Shares’ after-tax returns listed below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Additionally, actual after-tax returns depend on an investor’s tax situation and may differ from those shown below, and after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

	1-Year	5-Year	10-Year
State Street Equity 500 Index Fund Return Before Taxes	31.97%	17.57%	7.10%
Return After Taxes on Distributions	31.49%	17.10%	6.74%
Return After Taxes on Distributions and Sale of Fund Shares	18.49%	14.17%	5.72%
S&P 500 (reflects no deduction for expenses of taxes)	32.38%	17.94%	7.40%

Investment Adviser

SSgA FM serves as the investment adviser to the Fund and the Portfolio.

John A. Tucker has been a Portfolio Manager for the Fund and the Portfolio since 2007. Karl Schneider has been a Portfolio Manager for the Fund and the Portfolio since 2002.

Purchase and Sale of Fund Shares

   Purchase Minimums

To establish an account	$25,000,000
To add to an existing account	No minimum

You may redeem Fund shares on any day the Fund is open for business.

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You may redeem Fund shares by written request or wire transfer. Written requests should be sent to:

By Mail: State Street Equity 500 Index Fund P.O. Box 8048 Boston, MA 02205-8048
By Overnight: State Street Equity 500 Index Fund 30 Dan Road Canton, MA 02021-2809

By Intermediary:

If you wish to purchase or redeem Fund shares through a broker, bank or other financial intermediary (“Intermediary”), please contact that financial intermediary directly. Your financial intermediary may have different or additional requirements for opening an account and/or for the processing of purchase and redemption orders, or may be closed at times when the Fund is open.

Intermediaries may contact State Street Dealer Services Group at 617-662-7300 or email them at broker-dealerservices@statestreet.com with questions.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

Payments to Brokers and Other Financial Intermediaries

If you purchase the Fund through a broker or other financial intermediary (such as a bank), the Fund and its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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ADDITIONAL INFORMATION ABOUT PRINCIPAL STRATEGIES AND RISKS OF INVESTING IN THE FUND AND PORTFOLIO

Equity 500 Index Fund Service Shares

Principal Investment Strategies

There is no assurance that the Fund will achieve its investment objective, and you could lose money by investing in the Fund. The Fund seeks to achieve its investment objective by investing substantially all of its investable assets in the Equity 500 Index Portfolio, which has the same investment objective as, and investment policies that are substantially similar to those of, the Fund.

The Portfolio uses a passive management strategy designed to track the performance of the S&P 500. The Index is a well-known stock market index that includes common stocks of 500 companies from a number of sectors representing a significant portion of the market value of all stocks publicly traded in the United States.

The Portfolio is not managed according to traditional methods of “active” investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Instead, the Portfolio, using a “passive” or “indexing” investment approach, attempts to replicate as closely as possible, before expenses, the performance of the S&P 500.

The Portfolio generally intends to invest in all 500 stocks comprising the S&P 500 in approximate proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all 500 stocks in those weightings. In those circumstances, the Portfolio may purchase a sample of the stocks in the Index in proportions expected by the Adviser to match generally the performance of the Index as a whole. In addition, from time to time stocks are added to or removed from the Index. The Portfolio may sell securities that are represented in the Index, or purchase securities that are not yet represented in the Index, in anticipation of their removal from or addition to the Index. Under normal market conditions, the Portfolio will not invest less than 80% of its total assets in stocks in the Index. Shareholders will receive 60 days’ notice prior to a change in the 80% investment policy.

In addition, the Portfolio may at times purchase or sell futures contracts on the Index, or options on those futures, in lieu of investing directly in the stocks making up the Index. The Portfolio might do so, for example, in order to increase its investment exposure pending investment of cash in the stocks comprising the Index. Alternatively, the Portfolio might use futures or options on futures to reduce its investment exposure in situations where it intends to sell a portion of the stocks in its portfolio but the sale has not yet been completed. The Portfolio may also enter into other derivatives transactions, including the use of options or swap transactions, to assist in attempting to replicate the performance of the Index. The Portfolio may also, to the extent permitted by applicable law, invest in shares of other mutual funds whose investment objectives and policies are similar to those of the Portfolio.

Changes in Policies.    The Trust’s Board of Trustees may change the Fund’s investment objective, as stated in the Fund summary, investment strategies and other policies without shareholder approval, except as otherwise indicated. If the Trustees were to approve a change to the Fund’s investment objective, shareholders would receive advance notice.

The S&P 500.    The S&P 500 is a well-known stock market index that includes common stocks of 500 companies from a number of sectors representing a significant portion of the market value of all common stocks publicly traded in the United States, most of which are listed on the New York Stock Exchange, Inc. (the “NYSE”). Stocks in the S&P 500 are weighted according to their float adjusted market capitalizations (i.e., the number of shares outstanding multiplied by the stock’s current price). The companies selected for inclusion in the S&P 500 are those of large publicly held companies which generally have the largest market values within their respective industries. The composition of the S&P 500 is determined by Standard & Poor’s and is based on such factors as the market capitalization and trading activity of each stock and its adequacy as a representation of stocks in a particular industry group, and may be changed from time to time. “Standard & Poor’s,” “S&P” and “S&P 500,” are trademarks of Standard and Poor’s Financial Services LLC (“S&P”) and have been licensed for use by the Fund and the Portfolio. The Fund and the Portfolio are not sponsored, endorsed, sold or promoted by S&P, and S&P makes no representation regarding the advisability of investing in the Fund and the Portfolio.

Index Futures Contracts and Related Options.    The Portfolio may buy and sell futures

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contracts on the Index and options on those futures contracts. An “index futures” contract is a contract to buy or sell units of an index at an agreed price on a specified future date. Depending on the change in value of the Index between the time when the Portfolio enters into and closes out an index future or option transaction, the Portfolio realizes a gain or loss. Options and futures transactions involve risks. For example, it is possible that changes in the prices of futures contracts on the Index will not correlate precisely with changes in the value of the Index. In those cases, use of futures contracts and related options might decrease the correlation between the return of the Portfolio and the return of the Index. In addition, the Portfolio incurs transaction costs in entering into, and closing out, positions in futures contracts and related options. These costs typically have the effect of reducing the correlation between the return of the Portfolio and the return of the Index. Because the secondary market for futures contracts and options may be illiquid, the Portfolio may have to hold a contract or option when the Adviser would otherwise have sold it, or it may only be able to sell at a price lower than what the Adviser believes is the fair value of the contract or option, thereby potentially reducing the return of the Portfolio.

Other Derivative Transactions.    The Portfolio may enter into derivatives transactions involving options and swaps. These transactions involve many of the same risks as those described above under “Index Futures Contracts and Related Options.” In addition, since many of such transactions are conducted directly with counterparties, and not on an exchange or board of trade, the Portfolio’s ability to realize any investment return on such transactions may depend on the counter-party’s ability or willingness to meet its obligations.

Securities Lending.    The Portfolio may lend portfolio securities with a value of up to 33 1/3% of its total assets. For these purposes, total assets shall include the value of all assets received as collateral for the loan. Such loans may be terminated at any time, and the Portfolio will receive cash or other obligations as collateral. In a loan transaction, as compensation for lending its securities, the Portfolio will receive a portion of the dividends or interest accrued on the securities held as collateral or, in the case of cash collateral, a portion of the income from the investment of such cash. In addition, the Portfolio will receive the amount of all dividends, interest and other distributions on the loaned securities. However, the borrower has the right to vote the loaned securities. The Portfolio will call loans to vote proxies if a material issue affecting the investment is to be voted upon. Should the borrower of the securities fail financially, the Portfolio may experience delays in recovering the securities or exercising its rights in the collateral. Loans are made only to borrowers that are deemed by the securities lending agent to be of good financial standing. In a loan transaction, the Portfolio will also bear the risk of any decline in value of securities acquired with cash collateral. The Portfolio will attempt to minimize this risk by limiting the investment of cash collateral to high quality instruments of short maturity. This strategy is not used to leverage the Portfolio.

Temporary Defensive Positions.    From time to time, a Portfolio may take temporary defensive positions in attempting to respond to adverse market, economic or other conditions. Temporary defensive positions may be taken, for example, to preserve capital or if a Portfolio is unable to acquire the types of securities in which it normally invests. Temporary defensive positions may include, but are not limited to, investment in U.S. government securities, repurchase agreements collateralized by such securities, the maintenance of uninvested cash, or investment in cash equivalents. A Portfolio’s holdings in temporary defensive positions may be inconsistent with the Portfolio’s principal investment strategy, and, as a result, the Portfolio may not achieve its investment objective.

Comparison Index.    The S&P 500 is a capitalization-weighted index of 500 industry-leading stocks and is widely regarded to be representative of the stock market in general. The S&P 500 is unmanaged and does not reflect the actual cost of investing in the instruments that comprise the Index. Additionally, the returns of the S&P 500 Index do not reflect the effect of fees, expenses and taxes.

PORTFOLIO HOLDINGS DISCLOSURE

The Fund’s portfolio holdings disclosure policy is described in the Statement of Additional Information (“SAI”).

MANAGEMENT AND ORGANIZATION

The Fund and the Portfolio.    The Fund is a separate, diversified series of the State Street Institutional Investment Trust (the “Trust”), which is an open-end management investment company organized as a business trust under the laws of the Commonwealth of Massachusetts.

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The Fund invests as part of a “master-feeder” structure. The Fund currently seeks to achieve its investment objective by investing substantially all of its investable assets in the Equity 500 Index Portfolio, a separate mutual fund, that has a substantially identical investment objective, investment policies, and risks as the Fund. All discussions about the Fund’s investment objective, policies and risks should be understood to refer also to the investment objectives, policies and risks of the Portfolio.

The Fund can withdraw its investment in the Portfolio if, at any time, the Fund’s Board of Trustees determines that it would be in the best interests of the Fund’s shareholders, or if the investment objectives of the Portfolio changed so that they were inconsistent with the objectives of the Fund. If the Fund withdraws its investment from the Portfolio, the Fund may invest all of its assets in another mutual fund that has the same investment objective as the Fund, the Adviser may directly manage the Fund’s assets, or the Board may take such other action it deems appropriate and in the best interests of shareholders of the Fund, which may include liquidation of the Fund.

The Adviser.    State Street Global Advisors (“SSgA”) is the investment management arm of State Street Corporation, a publicly held bank holding company. SSgA is one of the world’s largest institutional money managers, and uses quantitative and traditional techniques to manage approximately $2.34 trillion in assets as of December 31, 2013. SSgA FM, a wholly-owned subsidiary of State Street Corporation, is the investment adviser to the Fund and the Portfolio, and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Advisers Act of 1940, as amended. SSgA FM had approximately $334.95 billion in assets under management as of December 31, 2013. The Fund has entered into an investment advisory agreement with the Adviser pursuant to which the Adviser will manage the Fund’s assets directly, for compensation paid at an annual rate of 0.045% of the Fund’s average daily net assets, in the event that the Fund were to cease investing substantially all of its assets in the Portfolio. The Adviser does not receive any fees from the Fund under that agreement so long as the Fund continues to invest substantially all of its assets in the Portfolio or in another investment company. The Adviser places all orders for purchases and sales of the Portfolio’s investments. For the year ended December 31, 2013, Equity 500 Index Portfolio’s effective management fee paid was 0.045%.

A summary of the factors considered by the Board of Trustees in connection with the renewal of the investment advisory agreement for the Fund is available in the Fund’s annual report to shareholders dated December 31, 2013.

The Adviser manages the Portfolio using a team of investment professionals. The team approach is used to create an environment that encourages the flow of investment ideas. The portfolio managers within the team work together in a cohesive manner to develop and enhance techniques that drive the investment process for the respective investment strategy. This approach requires portfolio managers to share a variety of responsibilities including investment strategy and analysis while retaining responsibility for the implementation of the strategy within any particular portfolio. The approach also enables the team to draw upon the resources of other groups within the firm. Each portfolio management team is overseen by the SSgA Investment Committee. Key professionals involved in the day-to-day portfolio management for the Portfolio include the following:

John A. Tucker, CFA

Mr. Tucker is a Senior Managing Director of SSgA and SSgA FM, and Co-Head of Passive Equity Strategies in North America. He is responsible for overseeing the management of all equity index strategies and Exchange Traded Funds managed in North America. He is a member of the Senior Leadership Team.

Previously, Mr. Tucker was head of the Structured Products group in SSgA’s London office, where he was responsible for the management of all index strategies in SSgA’s second largest investment center. Prior to joining the investment management group, he was the Operations Manager for SSgA’s International Structured Products group, where he was responsible for the operations staff and functions. He joined State Street in 1988 and has served as a Portfolio Manager of the Portfolio since 2007.

Mr. Tucker received a BA from Trinity College and an MS in Finance from Boston College. He has also earned the Chartered Financial Analyst designation and is a member of the Boston Security Analysts Society and the CFA Institute. In addition, Mr. Tucker is a member of the Russell Index Client Advisory Board and the S&P U.S. Index Advisory Panel.

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Karl Schneider, CAIA

Mr. Schneider is a Vice President of SSgA and SSgA FM, and Head of US Equity Strategies for the Global Equity Beta Solutions (“GEBS”) team, where in addition to overseeing the management of the US equity index strategies, he also serves as a portfolio manager for a number of the group’s passive equity portfolios. Previously within GEBS, he served as a portfolio manager and product specialist for synthetic beta strategies, including commodities, buy/write, and hedge fund replication. Mr. Schneider is also a member of the SSgA Derivatives Committee.

Prior to joining the GEBS team, Mr. Schneider worked as a portfolio manager in SSgA’s Currency Management Group, managing both active currency selection and traditional passive hedging overlay portfolios. Mr. Schneider joined SSgA in 1996 and has served as a Portfolio Manager of the Portfolio since 2002.

Mr. Schneider holds a BS in Finance and Investments from Babson College and also an MS in Finance from Boston College. He has earned the Chartered Alternative Investment Analyst designation and is a member of the CAIA Association.

Additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities in the Fund and the Portfolio is available in the SAI.

The Adviser’s principal address is State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111.

The Administrator and Custodian, and Transfer Agent and Dividend Disbursing Agent.    State Street Bank and Trust Company (“State Street”), a subsidiary of State Street Corporation, is the administrator, custodian, transfer agent and dividend disbursing agent for the Fund.

The Distributor.    State Street Global Markets, LLC serves as the Fund’s distributor (the “Distributor” or “SSGM”) pursuant to the Distribution Agreement between the Distributor and the Trust.

SHAREHOLDER INFORMATION

Determination of Net Asset Value.    The Fund determines its net asset value (“NAV”) per share once each business day as of the close of regular trading on the NYSE. Pricing does not occur on NYSE holidays. A business day is one on which the NYSE is open for regular trading. The Federal Reserve is closed on certain holidays on which the NYSE is open. These holidays are Columbus Day and Veterans Day. On these holidays, you will not be able to purchase shares by wiring Federal Funds because Federal Funds wiring does not occur on days when the Federal Reserve is closed. The NAV per share is based on the market value of the investments held in the Fund. The NAV of the Fund’s Service shares is calculated by dividing the value of the assets of the Fund attributable to its Service Shares less the liabilities of the Fund attributable to its Service Shares by the number of Service Shares outstanding. The Fund values each security or other investment pursuant to guidelines adopted by the Board of Trustees. Securities or other investments may be valued at fair value, as determined in good faith and pursuant to procedures approved by the Portfolio’s Board of Trustees, under certain limited circumstances. For example, fair value pricing may be used when market quotations are not readily available or reliable, such as when (i) trading for a security is restricted; or (ii) a significant event, as determined by the Adviser, that may affect the value of one or more securities or other investments held by the Fund occurs after the close of a related exchange but before the determination of the Fund’s NAV. Attempts to determine the fair value of securities or other investments introduce an element of subjectivity to the pricing of securities or other investments. As a result, the price of a security or other investment determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the price the Fund would have received had it sold the investment. To the extent that the Fund invests in the shares of other registered open-end investment companies that are not traded on an exchange (mutual funds), such shares are valued at their published net asset values per share as reported by the funds. The prospectuses of these funds explain the circumstances under which the funds will use fair value pricing and the effects of using fair value pricing.

Purchasing Shares.    Investors pay no sales load to invest in the Service Shares of the Fund. The price for Fund shares is the NAV per share. Orders received in good form (a purchase order is in good form if it meets the requirements implemented from time to time by the Fund or its Transfer Agent, and for new accounts includes submission of a completed and

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signed application and all documentation necessary to open an account) will be priced at the NAV next calculated after the order is accepted by the Fund.

The minimum initial investment in the Service Shares is $25 million, although the Adviser may waive the minimum in its discretion. There is no minimum subsequent investment. The Fund intends to be as fully invested as is practicable; therefore, investments must be made either in Federal Funds (i.e., monies credited to the account of the Fund’s custodian bank by a Federal Reserve Bank) or securities (“in-kind”) acceptable to the Adviser. (Please consult your tax adviser regarding in-kind transactions.) (If you purchase shares by check, your order will not be in good form until the Fund’s transfer agent receives federal funds for the check.) The Fund reserves the right to cease accepting investments at any time or to reject any purchase order.

In accordance with certain federal regulations, the Trust is required to obtain, verify and record information that identifies each entity that applies to open an account. For this reason, when you open (or change ownership of) an account, the Trust will request certain information, including your name, address and taxpayer identification number, which will be used to verify your identity. If you are unable to provide sufficient information to verify your identity, the Trust will not open an account for you. As required by law, the Trust may employ various procedures, such as comparing your information to fraud databases or requesting additional information and documentation from you, to ensure that the information supplied by you is correct. The Trust reserves the right to reject any purchase order for any reason, including failure to provide the Trust with information necessary to confirm your identity as required by law.

If you are purchasing through an Intermediary, please contact your intermediary as their requirements may differ.

Redeeming Shares.    An investor may redeem all or any portion of its investment at the NAV next determined after it submits a redemption request, in proper form, to the Fund. The Fund will pay the proceeds of the redemption either in Federal Funds or in securities at the discretion of the Adviser, normally on the next Fund business day after the redemption, but in any event no more than seven days after the redemption. (Please consult your tax adviser regarding in-kind transactions.) The right of any investor to receive payment with respect to any redemption may be suspended or the payment of the redemption proceeds postponed during any period in which the NYSE is closed (other than weekends or holidays) or trading on the NYSE is restricted or, to the extent otherwise permitted by the 1940 Act, as amended, if an emergency exists.

If your account is held through an Intermediary, please contact them for additional assistance and advice on how to redeem your shares.

Cost Basis Reporting.    Upon the redemption of your shares in the Fund, the Fund or, if you purchase your shares through a financial intermediary, your financial intermediary, generally will be required to provide you and the IRS with cost basis and certain other related tax information about the Fund shares you redeemed. This cost basis reporting requirement is effective for shares purchased, including through dividend reinvestment, on or after January 1, 2012. Please consult your financial intermediary for more information regarding available methods for cost basis reporting and how to select or change a particular method. Please consult your tax advisor to determine which available cost basis method is best for you.

About Mail Transactions.    If you choose to purchase or redeem shares by sending instructions by regular mail, they will not be deemed received in good order until they are released by the post office and redelivered to the Transfer Agent’s physical location at 30 Dan Road, Canton, MA 02021-2809. There will be a time lag, which may be one or more days, between regular mail receipt at the Boston post office box and redelivery to such physical location and a Fund’s net asset value may change over those days. You might consider using express rather than regular mail if you believe time of receipt of your transaction request to be sensitive.

Policies to Prevent Market Timing.    Frequent purchases and redemptions of Fund shares may present risks for other shareholders of the Fund, which may include, among other things, interference in the efficient management of the Fund’s portfolio, dilution in the value of Fund shares held by long-term shareholders, increased brokerage and administrative costs and forcing the Fund to hold excess levels of cash.

The Fund is intended as a long-term investment. Therefore, the Trust’s Board of Trustees has adopted policies and procedures designed to detect and prevent inappropriate short-term trading activity that is harmful to the Fund. Because most of the interests in the Fund are held by investors indirectly through one or more

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financial intermediaries, the Fund does not generally have information about the identity of those investors or about transactions effected by those investors. Rather, the Fund and its service providers periodically review cash inflows and outflows from and to those intermediaries in an attempt to detect inappropriate trading activity by investors holding shares through those intermediaries. The Fund may seek to obtain underlying account trading activity information from financial intermediaries when, in the Adviser’s judgment, the trading activity suggests possible market timing. There is no assurance that the Fund or the Adviser will be able to determine whether trading by an investor holding shares through a financial intermediary is engaged in trading activity that may be harmful to the Fund or its shareholders.

The Fund reserves the right in its discretion to reject any purchase, in whole or in part including, without limitation, by a person whose trading activity in Fund shares the Adviser believes could be harmful to the Fund. The Fund may decide to restrict purchase activity in its shares based on various factors, including, without limitation, whether frequent purchase and sale activity will disrupt portfolio management strategies and adversely affect performance. There can be no assurance that the Fund, the Adviser or State Street will identify all frequent purchase and sale activity affecting the Fund.

DISTRIBUTION/SERVICING (RULE 12b-1) PLAN

The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act under which the Fund may compensate its distributor (or others) for services in connection with the distribution of the Fund’s Service Shares and for services provided to Fund shareholders (the “Plan”). The Plan calls for payments at an annual rate (based on average daily net assets) of 0.25% of the Fund’s net assets attributable to its Service Shares. Because these fees are paid out of the assets of the Fund attributable to its Service Shares on an ongoing basis, they will increase the cost of your investment and may cost you more over time than paying other types of sales charges. Long-term shareholders of the Fund may pay more in Rule 12b-1 fees than the economic equivalent of the maximum front-end sales charge permitted by the Financial Industry Regulatory Authority, Inc. (“FINRA”).

In addition to payments under the Plan, the Fund reimburses SSGM or its affiliates for payments it makes to financial intermediaries that provide certain administrative, recordkeeping, and account maintenance services, including services described below under “Other Payments to Financial Intermediaries.” The amount of the reimbursement is calculated in a manner approved by the Trustees and is reviewed by the Trustees periodically.

Because the Fund pays distribution and other fees for the sale of their shares and for services provided to shareholders out of the Fund’s assets on an ongoing basis, over time those fees will increase the cost of your investment and may cost you more than paying other types of sales loads.

The Fund may pay distribution fees and other amounts described in this Prospectus at a time when shares of the Fund are unavailable for purchase.

OTHER PAYMENTS TO FINANCIAL INTERMEDIARIES

Financial intermediaries are firms that, for compensation, sell shares of mutual funds, including the Fund, and/or provide certain administrative and account maintenance services to mutual fund shareholders. Financial intermediaries may include, among others, brokers, financial planners or advisors, banks, and insurance companies.

In some cases, a financial intermediary may hold its clients’ Fund shares in nominee or street name. Shareholder services provided by a financial intermediary may (though they will not necessarily) include, among other things: processing and mailing trade confirmations, periodic statements, prospectuses, annual reports, semiannual reports, shareholder notices, and other SEC-required communications; capturing and processing tax data; issuing and mailing dividend checks to shareholders who have selected cash distributions; preparing record date shareholder lists for proxy solicitations; collecting and posting distributions to shareholder accounts; and establishing and maintaining systematic withdrawals and automated investment plans and shareholder account registrations.

The compensation paid by SSGM or its affiliates to a financial intermediary is typically paid continually over time, during the period when the intermediary’s clients hold investments in the Fund. The amount of continuing compensation paid by SSGM or its affiliates to different financial intermediaries for distribution and/or shareholder services varies. The

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compensation is typically a percentage of the value of the financial intermediary’s clients’ investments in the Fund or a per account fee. The variation in compensation may, but will not necessarily, reflect enhanced or additional services provided by the intermediary.

SSGM and its affiliates (including SSgA FM), at their own expense and out of their own assets, may also provide other compensation to financial intermediaries in connection with sales of the Fund’s shares or the servicing of shareholders or shareholder accounts. Such compensation may include, but is not limited to, financial assistance to financial intermediaries in connection with conferences, sales, or training programs for their employees; seminars for the public; advertising or sales campaigns; or other financial intermediary-sponsored special events. In some instances, this compensation may be made available only to certain financial intermediaries whose representatives have sold or are expected to sell significant amounts of shares. Dealers may not use sales of the Fund’s shares to qualify for this compensation to the extent prohibited by the laws or rules of any state or any self-regulatory agency, such as FINRA.

If payments to financial intermediaries by the distributor or adviser for a particular mutual fund complex exceed payments by other mutual fund complexes, your financial advisor and the financial intermediary employing him or her may have an incentive to recommend that fund complex over others. Please speak with your financial advisor to learn more about the total amounts paid to your financial advisor and his or her firm by SSGM and its affiliates and by sponsors of other mutual funds he or she may recommend to you. You should also consult disclosures made by your financial intermediary at the time of purchase.

DIVIDENDS, DISTRIBUTIONS AND TAX CONSIDERATIONS

Income dividends and capital gains distributions of the Fund will be declared and paid at least annually.

The following discussion is a summary of some important U.S. federal tax considerations generally applicable to investments in the Fund. Your investment in the Fund may have other tax implications. Please consult your tax advisor about foreign, federal, state, local or other tax laws applicable to you. Investors, including non-U.S. investors, should consult the Statement of Additional Information tax section for more complete disclosure.

The Fund has elected to be treated as a regulated investment company and intends each year to qualify and to be eligible to be treated as such. A regulated investment company is generally not subject to tax at the corporate level on income and gains that are distributed to shareholders. However, the Fund’s failure to qualify as a regulated investment company would result in corporate level taxation, and consequently, a reduction in income available for distribution to shareholders.

For federal income tax purposes, distributions of investment income are generally taxable to you as ordinary income. Taxes on distributions of capital gains generally are determined by how long the Portfolio owned the investments that generated them, rather than how long you have owned your Fund shares. Distributions are taxable to you even if they are paid from income or gains earned by the Fund before your investment (and thus were included in the price you paid for your shares). Distributions may also be subject to state and local taxes and are taxable whether you receive them in cash or reinvest them in additional shares. Distributions of net capital gains (that is, the excess of net long-term capital gains over net short-term capital losses) from the sale of investments that the Portfolio owned for more than one year that are properly reported by the Fund as capital gain dividends generally will be treated as long-term capital gain includible in your net capital gain and taxed to individuals at reduced rates. Distributions of gains from investments that the Portfolio owned for one year or less generally will be taxable to you as ordinary income. Distributions of investment income reported by the Fund as derived from “qualified dividend income” are taxed to individuals at the rates applicable to net capital gain, provided holding period and other requirements are met by both the shareholder and the Fund. Any gain resulting from the redemption of Fund shares will generally also be taxable to you as either short-term or long-term capital gain, depending upon how long you held your shares in the Fund.

A 3.8% Medicare contribution tax is imposed on the “net investment income” of individuals, estates and trusts whose income exceeds certain threshold amounts. Net investment income generally includes for this purpose dividends paid by the Fund, including any capital gain dividends, and net capital gains recognized on the redemption of shares of the Fund.

If you are not a citizen or permanent resident of the United States, the Fund’s ordinary income dividends will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies or unless such income is

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effectively connected with a U.S. trade or business. For distribution with respect to taxable years of the Fund beginning before January 1, 2014, the Fund was able, under certain circumstances, to report in a written notice to shareholders all or a portion of a dividend as an “interest-related dividend” or a “short-term capital gain dividend” that if received by a non-resident alien or foreign entity generally was exempt from the 30% U.S. withholding tax, provided that certain other requirements are met. These exemptions have expired for distributions with respect to taxable years of the Fund beginning on or after January 1, 2014. Therefore, as of the date of this Prospectus, the Fund (or intermediary, as applicable) is currently required to withhold on distributions to non-resident aliens or foreign entities attributable to net interest or short-term capital gains that were formerly eligible for this withholding exemption. It is currently unclear whether Congress will extend this exemption for distributions with respect to taxable years of the Fund beginning on or after January 1, 2014, or what the terms of such an extension would be, including whether such extension would have retroactive effect.

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FINANCIAL HIGHLIGHTS

The Financial Highlights table is intended to help you understand the Fund’s Service Shares financial performance for the past five years. Certain information reflects financial results for a single share of the Service Shares. The total return in the table represents the rate that an investor would have earned (or lost) on an investment in the Fund’s Service Shares (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report, which is available upon request. The financial information included in this table should be read in conjunction with the financial statements incorporated by reference in the Statement of Additional Information.

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State Street Equity 500 Index Fund

Financial Highlights — Selected data for a Service Share of beneficial interest outstanding throughout each period is presented below:

	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$11.92	$10.50	$10.51	$9.30	$7.49

Investment Operations:
Net investment income(b)	0.24	0.23	0.19	0.16	0.16
Net realized and unrealized gain (loss) on investments	3.57	1.41	(0.01)	1.21	1.80

Total from investment operations	3.81	1.64	0.18	1.37	1.96

Less Distributions From:
Net investment income	(0.24)	(0.22)	(0.19)	(0.16)	(0.15)

Net increase (decrease) in net assets	3.57	1.42	(0.01)	1.21	1.81

Net Asset Value, End of Year	$15.49	$11.92	$10.50	$10.51	$9.30

Total Return(c)	31.97%	15.64%	1.69%	14.71%	26.16%
Ratios and Supplemental Data:
Net Assets, End of Year (000s)	$124,885	$88,416	$77,600	$78,203	$66,171
Ratios to average net assets:
Operating expenses	0.345%	0.345%	0.345%	0.345%	0.345%
Net investment income	1.74%	1.96%	1.74%	1.69%	1.96%
Portfolio turnover rate(d)	4%	9%	15%	12%	19%

(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the State Street Equity 500 Index Portfolio.

(b)	Net investment income per share is calculated using the average shares method.

(c)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation to be reinvested at net asset value per share on the respective payment dates. Results represent past performance and are not indicative of future results.

(d)	Portfolio turnover rate is from the State Street Equity 500 index Portfolio.

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For more information about STATE STREET EQUITY 500 INDEX FUND:

The Fund’s SAI includes additional information about the Fund and is incorporated by reference into this document. Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

The SAI and the Fund’s annual and semi-annual reports are available, without charge, upon request. Shareholders in the Fund may make inquiries to the Fund to receive such information by calling (877) 521-4083 or the customer service center at the telephone number shown in the accompanying contract prospectus, if applicable. The Fund does not have an Internet website.

Information about the Fund (including the SAI) can be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the Fund are available free of charge on the EDGAR Database on the Commission’s Internet site at http://www.sec.gov. Copies of this information also may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission’s Public Reference Section, Washington, D.C. 20549-1520.

SSgA Funds Management, Inc.

STATE STREET FINANCIAL CENTER

ONE LINCOLN STREET

BOSTON, MASSACHUSETTS 02111

SSEQTY500SERPRO

The State Street Institutional Investment Trust’s Investment Company Act File Number is 811-09819.

State Street Institutional Investment Trust

STATE STREET EQUITY 500 INDEX FUND

CLASS R SHARES

Prospectus Dated April 30, 2014

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THE STATE STREET EQUITY 500 INDEX FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

THE FUND OFFERS MULTIPLE CLASSES OF SHARES.    THIS PROSPECTUS COVERS ONLY THE CLASS R SHARES.

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FUND SUMMARY

Investment Objective

The investment objective of the State Street Equity 500 Index Fund (the “Fund”) is to replicate as closely as possible, before expenses, the performance of the Standard & Poor’s 500 Index (the “S&P 500” or the “Index”).

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The expenses shown in the table and the Example reflect the expenses of both the Fund and the Fund’s proportionate share of the expenses of State Street Equity 500 Index Portfolio (the “Equity 500 Index Portfolio” or sometimes referred to in context as the “Portfolio”).

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)(1)

Management Fee	0.045%
Distribution (12b-1) Fees	0.600%
Other Expenses	0.050%

Total Annual Fund Operating Expenses	0.695%

(1)	Amounts reflect the total expenses of the Portfolio and the Fund.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$71	$222	$387	$865

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). As a shareholder of the Portfolio the Fund bears its ratable share of the transaction costs associated with the portfolio turnover of the Portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 4% of the average value of its portfolio.

Principal Investment Strategies

There is no assurance that the Fund will achieve its investment objective, and you could lose money by investing in the Fund. The Fund seeks to achieve its investment objective by investing substantially all of its investable assets in the Equity 500 Index Portfolio, which has the same investment objective as, and investment policies that are substantially similar to those of, the Fund.

The Portfolio uses a passive management strategy designed to track the performance of the S&P 500. The Index is a well-known stock market index that includes common stocks of 500 companies from a number of sectors representing a significant portion of the market value of all stocks publicly traded in the United States.

The Portfolio is not managed according to traditional methods of “active” investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Instead, the Portfolio, using a “passive” or “indexing” investment approach, attempts to replicate as closely as possible, before expenses, the performance of the S&P 500.

The Portfolio generally intends to invest in all 500 stocks comprising the S&P 500 in approximate proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all 500 stocks in those weightings. In those circumstances, the Portfolio may purchase a sample of the stocks in the Index in proportions expected by the Portfolio’s investment adviser, SSgA Funds Management, Inc. (the “Adviser” or “SSgA FM”) to match generally the performance of the Index as a whole. In addition, from time to time stocks are added to

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or removed from the Index. The Portfolio may sell securities that are represented in the Index, or purchase securities that are not yet represented in the Index, in anticipation of their removal from or addition to the Index. Under normal market conditions, the Portfolio will not invest less than 80% of its total assets in stocks in the Index. Shareholders will receive 60 days’ notice prior to a change in the 80% investment policy.

In addition, the Portfolio may at times purchase or sell futures contracts on the Index, or options on those futures, in lieu of investing directly in the stocks making up the Index. The Portfolio might do so, for example, in order to increase its investment exposure pending investment of cash in the stocks comprising the Index. Alternatively, the Portfolio might use futures or options on futures to reduce its investment exposure in situations where it intends to sell a portion of the stocks in its portfolio but the sale has not yet been completed. The Portfolio may also enter into other derivatives transactions, including the use of options or swap transactions, to assist in attempting to replicate the performance of the Index. The Portfolio may also, to the extent permitted by applicable law, invest in shares of other mutual funds whose investment objectives and policies are similar to those of the Portfolio.

Principal Risks

General risks associated with the Fund’s and Portfolio’s investment policies and investment strategies are discussed below.

•	Stock Market Risk: Stock values could decline generally or could under-perform other investments.

•

Large Capitalization Risk:    Because the S&P 500 includes mainly large U.S. companies, the Portfolio’s emphasis on securities issued by large capitalization companies makes it susceptible to the risks of investing in larger companies. For example, larger companies may be unable to respond as quickly as smaller companies to competitive challenges. Larger companies also tend not to be able to maintain the high growth rates of well-managed smaller companies, especially during strong economic periods.

•

Index Tracking Risk:    The Portfolio’s return may not match the return of the Index for a number of reasons. For example, the return on the securities and other investments selected by the Adviser may not correlate precisely with the return on the Index. The Portfolio incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities. The Portfolio may not be fully invested at times, either as a result of cash flows into or out of the Portfolio or reserves of cash held by the Portfolio to meet redemptions. The return on the sample of securities purchased by the Portfolio, or futures or other derivative positions taken by the Portfolio, to replicate the performance of the Index may not correlate precisely with the return of the Index.

•

Derivatives Risk:    Derivative transactions typically involve leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested, and the Portfolio may not be able to close out a derivative transaction at a favorable time or price.

•

Passive Strategy/Index Risk:    The Portfolio is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Portfolio may hold constituent securities of the S&P 500 regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Portfolio’s return to be lower than if the Portfolio employed an active strategy.

•

Master/Feeder Structure Risk:    Unlike a traditional mutual fund that invests directly in securities, the Fund pursues its objective by investing substantially all of its assets in the Equity 500 Index Portfolio, which has substantially the same investment objectives, policies and restrictions as the Fund. The ability of the Fund to meet its investment objective is directly related to the ability of the Portfolio to meet its objective. The ability of the Fund to meet its objective may be adversely affected by the purchase and redemption activities of other investors in the Portfolio. The ability of the Fund to meet redemption requests depends on its ability to redeem its interest in the Portfolio. The Adviser also serves as investment adviser to the Portfolio. Therefore, conflicts may arise as the

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Adviser fulfills its fiduciary responsibilities to the Fund and the Portfolio. For example, the Adviser may have an economic incentive to maintain the Fund’s investment in the Portfolio at a time when it might otherwise choose not to do so.

The Fund’s shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the federal deposit insurance corporation or any other government agency.

Performance

The bar chart below shows the performance of the Fund’s Class R Shares during the past 10 calendar years. The chart provides some indication of the risks of investing in the Fund’s Class R Shares by showing changes in the Class R Shares’ performance from year to year. Please keep in mind that past performance does not necessarily indicate how the Fund’s Class R Shares will perform in the future. Additionally, the performance information prior to June 7, 2005, the inception date for Class R Shares, is that of the Administrative Shares of the Fund, which incur lower expenses and typically experience higher returns than the Class R Shares. The primary difference in expenses is the lower distribution (12b-1) fee of 0.15% for Administrative Shares compared to 0.60% for Class R Shares on an annual basis. The Administrative Shares’ inception date was April 18, 2001.

State Street Equity 500 Index Fund

Class R Shares

Total Return for the Calendar Years

Ended December 31

During the period shown in the bar chart, the highest return for a quarter was 15.77% (quarter ended 6/30/09) and the lowest return for a quarter was -21.71% (quarter ended 12/31/08).

Average Annual Total Returns

For the Periods Ended December 31, 2013

Class R Shares

The information in the following table gives some indication of the risks of an investment in the Fund’s Class R Shares by comparing the Class R Shares’ performance to the performance of the S&P 500 over various periods of time.

The Fund’s Class R Shares’ after-tax returns listed below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Additionally, actual after tax returns depend on an investor’s tax situation and may differ from those shown below, and after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Additionally, the performance information prior to June 7, 2005, the inception date for Class R Shares, is that of the Administrative Shares of the Fund, which incur lower expenses and typically experience higher returns than the Class R Shares. The primary difference in expenses is the lower distribution (12b-1) fee of 0.15% for Administrative Shares compared to 0.60% for Class R Shares on an annual basis.

	1-Year	5-Year	10-Year
State Street Equity 500 Index Fund Return Before Taxes	31.40%	17.15%	6.78%
Return After Taxes on Distributions	31.03%	16.79%	6.48%
Return After Taxes on Distributions and Sale of Fund Shares	18.08%	13.85%	5.45%
S&P 500 (reflects no deduction for expenses of taxes)	32.38%	17.94%	7.40%

Investment Adviser

SSgA FM serves as the investment adviser to the Fund and the Portfolio.

John A. Tucker has been a Portfolio Manager for the Fund and the Portfolio since 2007. Karl Schneider has been a Portfolio Manager for the Fund and the Portfolio since 2002.

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Purchase and Sale of Fund Shares

   Purchase Minimums

To establish an account	$25,000,000
To add to an existing account	No minimum

You may redeem Fund shares on any day the Fund is open for business.

You may redeem Fund shares by written request or wire transfer. Written requests should be sent to:

By Mail: State Street Equity 500 Index Fund P.O. Box 8048 Boston, MA 02205-8048
By Overnight: State Street Equity 500 Index Fund 30 Dan Road Canton, MA 02021-2809

By Intermediary:

If you wish to purchase or redeem Fund shares through a broker, bank or other financial intermediary (“Intermediary”), please contact that financial intermediary directly. Your financial intermediary may have different or additional requirements for opening an account and/or for the processing of purchase and redemption orders, or may be closed at times when the Fund is open.

Intermediaries may contact State Street Dealer Services Group at 617-662-7300 or email them at broker-dealerservices@statestreet.com with questions.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

Payments to Brokers and Other Financial Intermediaries

If you purchase the Fund through a broker or other financial intermediary (such as a bank), the Fund and its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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ADDITIONAL INFORMATION ABOUT PRINCIPAL STRATEGIES AND RISKS OF INVESTING IN THE FUND AND PORTFOLIO

Equity 500 Index Fund R Shares

Principal Investment Strategies

There is no assurance that the Fund will achieve its investment objective, and you could lose money by investing in the Fund. The Fund seeks to achieve its investment objective by investing substantially all of its investable assets in the Equity 500 Index Portfolio, which has the same investment objective as, and investment policies that are substantially similar to those of, the Fund.

The Portfolio uses a passive management strategy designed to track the performance of the S&P 500. The Index is a well-known stock market index that includes common stocks of 500 companies from a number of sectors representing a significant portion of the market value of all stocks publicly traded in the United States.

The Portfolio is not managed according to traditional methods of “active” investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Instead, the Portfolio, using a “passive” or “indexing” investment approach, attempts to replicate as closely as possible, before expenses, the performance of the S&P 500.

The Portfolio generally intends to invest in all 500 stocks comprising the S&P 500 in approximate proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all 500 stocks in those weightings. In those circumstances, the Portfolio may purchase a sample of the stocks in the Index in proportions expected by the Adviser to match generally the performance of the Index as a whole. In addition, from time to time stocks are added to or removed from the Index. The Portfolio may sell securities that are represented in the Index, or purchase securities that are not yet represented in the Index, in anticipation of their removal from or addition to the Index. Under normal market conditions, the Portfolio will not invest less than 80% of its total assets in stocks in the Index. Shareholders will receive 60 days’ notice prior to a change in the 80% investment policy.

In addition, the Portfolio may at times purchase or sell futures contracts on the Index, or options on those futures, in lieu of investing directly in the stocks making up the Index. The Portfolio might do so, for example, in order to increase its investment exposure pending investment of cash in the stocks comprising the Index. Alternatively, the Portfolio might use futures or options on futures to reduce its investment exposure in situations where it intends to sell a portion of the stocks in its portfolio but the sale has not yet been completed. The Portfolio may also enter into other derivatives transactions, including the use of options or swap transactions, to assist in attempting to replicate the performance of the Index. The Portfolio may also, to the extent permitted by applicable law, invest in shares of other mutual funds whose investment objectives and policies are similar to those of the Portfolio.

Changes in Policies.    The Trust’s Board of Trustees may change the Fund’s investment objective, as stated in the Fund summary, investment strategies and other policies without shareholder approval, except as otherwise indicated. If the Trustees were to approve a change to the Fund’s investment objective, shareholders would receive advance notice.

The S&P 500.    The S&P 500 is a well-known stock market index that includes common stocks of 500 companies from a number of sectors representing a significant portion of the market value of all common stocks publicly traded in the United States, most of which are listed on the New York Stock Exchange, Inc. (the “NYSE”). Stocks in the S&P 500 are weighted according to their float adjusted market capitalizations (i.e., the number of shares outstanding multiplied by the stock’s current price). The companies selected for inclusion in the S&P 500 are those of large publicly held companies which generally have the largest market values within their respective industries. The composition of the S&P 500 is determined by Standard & Poor’s and is based on such factors as the market capitalization and trading activity of each stock and its adequacy as a representation of stocks in a particular industry group, and may be changed from time to time. “Standard & Poor’s,” “S&P” and “S&P 500,” are trademarks of Standard and Poor’s Financial Services LLC (“S&P”) and have been licensed for use by the Fund and the Portfolio. The Fund and the Portfolio are not sponsored, endorsed, sold or promoted by S&P, and S&P makes no representation regarding the advisability of investing in the Fund and the Portfolio.

Index Futures Contracts and Related Options.    The Portfolio may buy and sell futures contracts on the Index and options on those futures contracts. An “index futures” contract is a contract to buy or

7

sell units of an index at an agreed price on a specified future date. Depending on the change in value of the Index between the time when the Portfolio enters into and closes out an index future or option transaction, the Portfolio realizes a gain or loss. Options and futures transactions involve risks. For example, it is possible that changes in the prices of futures contracts on the Index will not correlate precisely with changes in the value of the Index. In those cases, use of futures contracts and related options might decrease the correlation between the return of the Portfolio and the return of the Index. In addition, the Portfolio incurs transaction costs in entering into, and closing out, positions in futures contracts and related options. These costs typically have the effect of reducing the correlation between the return of the Portfolio and the return of the Index. Because the secondary market for futures contracts and options may be illiquid, the Portfolio may have to hold a contract or option when the Adviser would otherwise have sold it, or it may only be able to sell at a price lower than what the Adviser believes is the fair value of the contract or option, thereby potentially reducing the return of the Portfolio.

Other Derivative Transactions.    The Portfolio may enter into derivatives transactions involving options and swaps. These transactions involve many of the same risks as those described above under “Index Futures Contracts and Related Options.” In addition, since many of such transactions are conducted directly with counterparties, and not on an exchange or board of trade, the Portfolio’s ability to realize any investment return on such transactions may depend on the counter-party’s ability or willingness to meet its obligations.

Securities Lending.    The Portfolio may lend portfolio securities with a value of up to 33 1/3% of its total assets. For these purposes, total assets shall include the value of all assets received as collateral for the loan. Such loans may be terminated at any time, and the Portfolio will receive cash or other obligations as collateral. In a loan transaction, as compensation for lending its securities, the Portfolio will receive a portion of the dividends or interest accrued on the securities held as collateral or, in the case of cash collateral, a portion of the income from the investment of such cash. In addition, the Portfolio will receive the amount of all dividends, interest and other distributions on the loaned securities. However, the borrower has the right to vote the loaned securities. The Portfolio will call loans to vote proxies if a material issue affecting the investment is to be voted upon. Should the borrower of the securities fail financially, the Portfolio may experience delays in recovering the securities or exercising its rights in the collateral. Loans are made only to borrowers that are deemed by the securities lending agent to be of good financial standing. In a loan transaction, the Portfolio will also bear the risk of any decline in value of securities acquired with cash collateral. The Portfolio will attempt to minimize this risk by limiting the investment of cash collateral to high quality instruments of short maturity. This strategy is not used to leverage the Portfolio.

Temporary Defensive Positions.    From time to time, a Portfolio may take temporary defensive positions in attempting to respond to adverse market, economic or other conditions. Temporary defensive positions may be taken, for example, to preserve capital or if a Portfolio is unable to acquire the types of securities in which it normally invests. Temporary defensive positions may include, but are not limited to, investment in U.S. government securities, repurchase agreements collateralized by such securities, the maintenance of uninvested cash, or investment in cash equivalents. A Portfolio’s holdings in temporary defensive positions may be inconsistent with the Portfolio’s principal investment strategy, and, as a result, the Portfolio may not achieve its investment objective.

Comparison Index.    The S&P 500 is a capitalization-weighted index of 500 industry-leading stocks and is widely regarded to be representative of the stock market in general. The S&P 500 is unmanaged and does not reflect the actual cost of investing in the instruments that comprise the Index. Additionally, the returns of the S&P 500 Index do not reflect the effect of fees, expenses and taxes.

PORTFOLIO HOLDINGS DISCLOSURE

The Fund’s portfolio holdings disclosure policy is described in the Statement of Additional Information (“SAI”).

MANAGEMENT AND ORGANIZATION

The Fund and the Portfolio.    The Fund is a separate, diversified series of the State Street Institutional Investment Trust (the “Trust”), which is an open-end management investment company organized as a business trust under the laws of the Commonwealth of Massachusetts.

The Fund invests as part of a “master-feeder” structure. The Fund currently seeks to achieve its investment objective by investing substantially all of its investable

8

assets in the Equity 500 Index Portfolio, a separate mutual fund, that has a substantially identical investment objective, investment policies, and risks as the Fund. All discussions about the Fund’s investment objective, policies and risks should be understood to refer also to the investment objectives, policies and risks of the Portfolio.

The Fund can withdraw its investment in the Portfolio if, at any time, the Fund’s Board of Trustees determines that it would be in the best interests of the Fund’s shareholders, or if the investment objectives of the Portfolio changed so that they were inconsistent with the objectives of the Fund. If the Fund withdraws its investment from the Portfolio, the Fund may invest all of its assets in another mutual fund that has the same investment objective as the Fund, the Adviser may directly manage the Fund’s assets, or the Board may take such other action it deems appropriate and in the best interests of shareholders of the Fund, which may include liquidation of the Fund.

The Adviser.    State Street Global Advisors (“SSgA”) is the investment management arm of State Street Corporation, a publicly held bank holding company. SSgA is one of the world’s largest institutional money managers, and uses quantitative and traditional techniques to manage approximately $2.34 trillion in assets as of December 31, 2013. SSgA FM, a wholly-owned subsidiary of State Street Corporation, is the investment adviser to the Fund and the Portfolio, and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Advisers Act of 1940, as amended. SSgA FM had approximately $334.95 billion in assets under management as of December 31, 2013. The Fund has entered into an investment advisory agreement with the Adviser pursuant to which the Adviser will manage the Fund’s assets directly, for compensation paid at an annual rate of 0.045% of the Fund’s average daily net assets, in the event that the Fund were to cease investing substantially all of its assets in the Portfolio. The Adviser does not receive any fees from the Fund under that agreement so long as the Fund continues to invest substantially all of its assets in the Portfolio or in another investment company. The Adviser places all orders for purchases and sales of the Portfolio’s investments. For the year ended December 31, 2013, Equity 500 Index Portfolio’s effective management fee paid was 0.045%.

A summary of the factors considered by the Board of Trustees in connection with the renewal of the investment advisory agreement for the Fund is available in the Fund’s annual report to shareholders dated December 31, 2013.

The Adviser manages the Portfolio using a team of investment professionals. The team approach is used to create an environment that encourages the flow of investment ideas. The portfolio managers within the team work together in a cohesive manner to develop and enhance techniques that drive the investment process for the respective investment strategy. This approach requires portfolio managers to share a variety of responsibilities including investment strategy and analysis while retaining responsibility for the implementation of the strategy within any particular portfolio. The approach also enables the team to draw upon the resources of other groups within the firm. Each portfolio management team is overseen by the SSgA Investment Committee. Key professionals involved in the day-to-day portfolio management for the Portfolio include the following:

John A. Tucker, CFA

Mr. Tucker is a Senior Managing Director of SSgA and SSgA FM, and Co-Head of Passive Equity Strategies in North America. He is responsible for overseeing the management of all equity index strategies and Exchange Traded Funds managed in North America. He is a member of the Senior Leadership Team.

Previously, Mr. Tucker was head of the Structured Products group in SSgA’s London office, where he was responsible for the management of all index strategies in SSgA’s second largest investment center. Prior to joining the investment management group, he was the Operations Manager for SSgA’s International Structured Products group, where he was responsible for the operations staff and functions. He joined State Street in 1988 and has served as a Portfolio Manager of the Portfolio since 2007.

Mr. Tucker received a BA from Trinity College and an MS in Finance from Boston College. He has also earned the Chartered Financial Analyst designation and is a member of the Boston Security Analysts Society and the CFA Institute. In addition, Mr. Tucker is a member of the Russell Index Client Advisory Board and the S&P U.S. Index Advisory Panel.

Karl Schneider, CAIA

Mr. Schneider is a Vice President of SSgA and SSgA FM, and Head of US Equity Strategies for the Global Equity Beta Solutions (“GEBS”) team, where in addition to overseeing the management of the US equity index strategies, he also serves as a portfolio manager for a number of the group’s passive equity portfolios.

9

Previously within GEBS, he served as a portfolio manager and product specialist for synthetic beta strategies, including commodities, buy/write, and hedge fund replication. Mr. Schneider is also a member of the SSgA Derivatives Committee.

Prior to joining the GEBS team, Mr. Schneider worked as a portfolio manager in SSgA’s Currency Management Group, managing both active currency selection and traditional passive hedging overlay portfolios. Mr. Schneider joined SSgA in 1996 and has served as a Portfolio Manager of the Portfolio since 2002.

Mr. Schneider holds a BS in Finance and Investments from Babson College and also an MS in Finance from Boston College. He has earned the Chartered Alternative Investment Analyst designation and is a member of the CAIA Association.

Additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities in the Fund and the Portfolio is available in the SAI.

The Adviser’s principal address is State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111.

The Administrator and Custodian, and Transfer Agent and Dividend Disbursing Agent.    State Street Bank and Trust Company (“State Street”), a subsidiary of State Street Corporation, is the administrator, custodian, transfer agent and dividend disbursing agent for the Fund.

The Distributor.    State Street Global Markets, LLC serves as the Fund’s distributor (the “Distributor” or “SSGM”) pursuant to the Distribution Agreement between the Distributor and the Trust.

SHAREHOLDER INFORMATION

Determination of Net Asset Value.    The Fund determines its net asset value (“NAV”) per share once each business day as of the close of regular trading on the NYSE. Pricing does not occur on NYSE holidays. A business day is one on which the NYSE is open for regular trading. The Federal Reserve is closed on certain holidays on which the NYSE is open. These holidays are Columbus Day and Veterans Day. On these holidays, you will not be able to purchase shares by wiring Federal Funds because Federal Funds wiring does not occur on days when the Federal Reserve is closed. The NAV per share is based on the market value of the investments held in the Fund. The NAV of the Fund’s R Shares is calculated by dividing the value of the assets of the Fund attributable to its R shares less the liabilities of the Fund attributable to its R shares by the number of R Shares outstanding. The Fund values each security or other investment pursuant to guidelines adopted by the Board of Trustees. Securities or other investments may be valued at fair value, as determined in good faith and pursuant to procedures approved by the Portfolio’s Board of Trustees, under certain limited circumstances. For example, fair value pricing may be used when market quotations are not readily available or reliable, such as when (i) trading for a security is restricted; or (ii) a significant event, as determined by the Adviser, that may affect the value of one or more securities or other investments held by the Fund occurs after the close of a related exchange but before the determination of the Fund’s NAV. Attempts to determine the fair value of securities or other investments introduce an element of subjectivity to the pricing of securities or other investments. As a result, the price of a security or other investment determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the price the Fund would have received had it sold the investment. To the extent that the Fund invests in the shares of other registered open-end investment companies that are not traded on an exchange (mutual funds), such shares are valued at their published net asset values per share as reported by the funds. The prospectuses of these funds explain the circumstances under which the funds will use fair value pricing and the effects of using fair value pricing.

Purchasing Shares.    Investors pay no sales load to invest in the Class R Shares of the Fund. The price for Fund shares is the NAV per share. Orders received in good form (a purchase order is in good form if it meets the requirements implemented from time to time by the Fund or its Transfer Agent, and for new accounts includes submission of a completed and signed application and all documentation necessary to open an account) will be priced at the NAV next calculated after the order is accepted by the Fund.

The minimum initial investment in the Class R Shares is $25 million, although the Adviser may waive the minimum in its discretion. There is no minimum subsequent investment. The Fund intends to be as fully invested as is practicable; therefore, investments must be made either in Federal Funds (i.e., monies credited to

10

the account of the Fund’s custodian bank by a Federal Reserve Bank) or securities (“in-kind”) acceptable to the Adviser. (Please consult your tax adviser regarding in-kind transactions.) (If you purchase shares by check, your order will not be in good form until the Fund’s transfer agent receives federal funds for the check.) The Fund reserves the right to cease accepting investments at any time or to reject any purchase order.

In accordance with certain federal regulations, the Trust is required to obtain, verify and record information that identifies each entity that applies to open an account. For this reason, when you open (or change ownership of) an account, the Trust will request certain information, including your name, address and taxpayer identification number, which will be used to verify your identity. If you are unable to provide sufficient information to verify your identity, the Trust will not open an account for you. As required by law, the Trust may employ various procedures, such as comparing your information to fraud databases or requesting additional information and documentation from you, to ensure that the information supplied by you is correct. The Trust reserves the right to reject any purchase order for any reason, including failure to provide the Trust with information necessary to confirm your identity as required by law.

If you are purchasing through an Intermediary, please contact your intermediary as their requirements may differ.

Redeeming Shares.    An investor may redeem all or any portion of its investment at the NAV next determined after it submits a redemption request, in proper form, to the Fund. The Fund will pay the proceeds of the redemption either in Federal Funds or in securities at the discretion of the Adviser, normally on the next Fund business day after the redemption, but in any event no more than seven days after the redemption. (Please consult your tax adviser regarding in-kind transactions.) The right of any investor to receive payment with respect to any redemption may be suspended or the payment of the redemption proceeds postponed during any period in which the NYSE is closed (other than weekends or holidays) or trading on the NYSE is restricted or, to the extent otherwise permitted by the 1940 Act, as amended, if an emergency exists.

If your account is held through an Intermediary, please contact them for additional assistance and advice on how to redeem your shares.

Cost Basis Reporting.    Upon the redemption of your shares in the Fund, the Fund or, if you purchase your shares through a financial intermediary, your financial intermediary, generally will be required to provide you and the IRS with cost basis and certain other related tax information about the Fund shares you redeemed. This cost basis reporting requirement is effective for shares purchased, including through dividend reinvestment, on or after January 1, 2012. Please consult your financial intermediary for more information regarding available methods for cost basis reporting and how to select or change a particular method. Please consult your tax advisor to determine which available cost basis method is best for you.

About Mail Transactions.    If you choose to purchase or redeem shares by sending instructions by regular mail, they will not be deemed received in good order until they are released by the post office and redelivered to the Transfer Agent’s physical location at 30 Dan Road, Canton, MA 02021-2809. There will be a time lag, which may be one or more days, between regular mail receipt at the Boston post office box and redelivery to such physical location and a Fund’s net asset value may change over those days. You might consider using express rather than regular mail if you believe time of receipt of your transaction request to be sensitive.

Policies to Prevent Market Timing.    Frequent purchases and redemptions of Fund shares may present risks for other shareholders of the Fund, which may include, among other things, interference in the efficient management of the Fund’s portfolio, dilution in the value of Fund shares held by long-term shareholders, increased brokerage and administrative costs and forcing the Fund to hold excess levels of cash.

The Fund is intended as a long-term investment. Therefore, the Trust’s Board of Trustees has adopted policies and procedures designed to detect and prevent inappropriate short-term trading activity that is harmful to the Fund. Because most of the interests in the Fund are held by investors indirectly through one or more financial intermediaries, the Fund does not generally have information about the identity of those investors or about transactions effected by those investors. Rather, the Fund and its service providers periodically review cash inflows and outflows from and to those intermediaries in an attempt to detect inappropriate trading activity by investors holding shares through those intermediaries. The Fund may seek to obtain underlying account trading activity information from financial intermediaries when, in the Adviser’s judgment, the trading activity suggests possible market timing. There is no assurance that the Fund or the Adviser will be able to determine whether

11

trading by an investor holding shares through a financial intermediary is engaged in trading activity that may be harmful to the Fund or its shareholders.

The Fund reserves the right in its discretion to reject any purchase, in whole or in part including, without limitation, by a person whose trading activity in Fund shares the Adviser believes could be harmful to the Fund. The Fund may decide to restrict purchase activity in its shares based on various factors, including, without limitation, whether frequent purchase and sale activity will disrupt portfolio management strategies and adversely affect performance. There can be no assurance that the Fund, the Adviser or State Street will identify all frequent purchase and sale activity affecting the Fund.

DISTRIBUTION ARRANGEMENTS AND RULE 12B-1 FEES

The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act under which the Fund may compensate its distributor (or others) for services in connection with the distribution of the Fund’s Class R Shares and for services provided to Fund shareholders (the “Plan”). The Plan calls for payments at an annual rate (based on average daily net assets) of 0.60% of the Fund’s net assets attributable to its Class R Shares. Because these fees are paid out of the assets of the Fund attributable to its Class R Shares on an ongoing basis, they will increase the cost of your investment and may cost you more over time than paying other types of sales charges. Long-term shareholders of the Fund may pay more in Rule 12b-1 fees than the economic equivalent of the maximum front-end sales charge permitted by the Financial Industry Regulatory Authority, Inc. (“FINRA”).

In addition to payments under the Plan, the Fund reimburses SSGM or its affiliates for payments it makes to financial intermediaries that provide certain administrative, recordkeeping, and account maintenance services, including services described below under “Other Payments to Financial Intermediaries.” The amount of the reimbursement is calculated in a manner approved by the Trustees and is reviewed by the Trustees periodically.

Because the Fund pays distribution and other fees for the sale of their shares and for services provided to shareholders out of the Fund’s assets on an ongoing basis, over time those fees will increase the cost of your investment and may cost you more than paying other types of sales loads.

The Fund may pay distribution fees and other amounts described in this Prospectus at a time when shares of the Fund are unavailable for purchase.

OTHER PAYMENTS TO FINANCIAL INTERMEDIARIES

Financial intermediaries are firms that, for compensation, sell shares of mutual funds, including the Fund, and/or provide certain administrative and account maintenance services to mutual fund shareholders. Financial intermediaries may include, among others, brokers, financial planners or advisors, banks, and insurance companies.

In some cases, a financial intermediary may hold its clients’ Fund shares in nominee or street name. Shareholder services provided by a financial intermediary may (though they will not necessarily) include, among other things: processing and mailing trade confirmations, periodic statements, prospectuses, annual reports, semiannual reports, shareholder notices, and other SEC-required communications; capturing and processing tax data; issuing and mailing dividend checks to shareholders who have selected cash distributions; preparing record date shareholder lists for proxy solicitations; collecting and posting distributions to shareholder accounts; and establishing and maintaining systematic withdrawals and automated investment plans and shareholder account registrations.

The compensation paid by SSGM or its affiliates to a financial intermediary is typically paid continually over time, during the period when the intermediary’s clients hold investments in the Fund. The amount of continuing compensation paid by SSGM or its affiliates to different financial intermediaries for distribution and/or shareholder services varies. The compensation is typically a percentage of the value of the financial intermediary’s clients’ investments in the Fund or a per account fee. The variation in compensation may, but will not necessarily, reflect enhanced or additional services provided by the intermediary.

SSGM and its affiliates (including SSgA FM), at their own expense and out of their own assets, may also provide other compensation to financial intermediaries in connection with sales of the Fund’s shares or the servicing of shareholders or shareholder accounts. Such compensation may include, but is not limited to, financial assistance to financial intermediaries in connection with conferences, sales, or training programs for their employees; seminars for the public; advertising or sales campaigns; or other financial intermediary-sponsored special events. In some instances, this compensation may be made available only to certain financial intermediaries whose representatives have sold or are expected to sell significant amounts of shares. Dealers may not use sales

12

of the Fund’s shares to qualify for this compensation to the extent prohibited by the laws or rules of any state or any self-regulatory agency, such as FINRA.

If payments to financial intermediaries by the distributor or adviser for a particular mutual fund complex exceed payments by other mutual fund complexes, your financial advisor and the financial intermediary employing him or her may have an incentive to recommend that fund complex over others. Please speak with your financial advisor to learn more about the total amounts paid to your financial advisor and his or her firm by SSGM and its affiliates and by sponsors of other mutual funds he or she may recommend to you. You should also consult disclosures made by your financial intermediary at the time of purchase.

DIVIDENDS, DISTRIBUTIONS AND TAX CONSIDERATIONS

Income dividends and capital gains distributions of the Fund will be declared and paid at least annually.

The following discussion is a summary of some important U.S. federal tax considerations generally applicable to investments in the Fund. Your investment in the Fund may have other tax implications. Please consult your tax advisor about foreign, federal, state, local or other tax laws applicable to you. Investors, including non-U.S. investors, should consult the Statement of Additional Information tax section for more complete disclosure.

The Fund has elected to be treated as a regulated investment company and intends each year to qualify and to be eligible to be treated as such. A regulated investment company is generally not subject to tax at the corporate level on income and gains that are distributed to shareholders. However, the Fund’s failure to qualify as a regulated investment company would result in corporate level taxation, and consequently, a reduction in income available for distribution to shareholders.

For federal income tax purposes, distributions of investment income are generally taxable to you as ordinary income. Taxes on distributions of capital gains generally are determined by how long the Portfolio owned the investments that generated them, rather than how long you have owned your Fund shares. Distributions are taxable to you even if they are paid from income or gains earned by the Fund before your investment (and thus were included in the price you paid for your shares). Distributions may also be subject to state and local taxes and are taxable whether you receive them in cash or reinvest them in additional shares. Dis-

tributions of net capital gains (that is, the excess of net long-term capital gains over net short-term capital losses) from the sale of investments that the Portfolio owned for more than one year that are properly reported by the Fund as capital gain dividends generally will be treated as long-term capital gain includible in your net capital gain and taxed to individuals at reduced rates. Distributions of gains from investments that the Portfolio owned for one year or less generally will be taxable to you as ordinary income. Distributions of investment income reported by the Fund as derived from “qualified dividend income” are taxed to individuals at the rates applicable to net capital gain, provided holding period and other requirements are met by both the shareholder and the Fund. Any gain resulting from the redemption of Fund shares will generally also be taxable to you as either short-term or long-term capital gain, depending upon how long you held your shares in the Fund.

A 3.8% Medicare contribution tax is imposed on the “net investment income” of individuals, estates and trusts whose income exceeds certain threshold amounts. Net investment income generally includes for this purpose dividends paid by the Fund, including any capital gain dividends, and net capital gains recognized on the redemption of shares of the Fund.

If you are not a citizen or permanent resident of the United States, the Fund’s ordinary income dividends will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies or unless such income is effectively connected with a U.S. trade or business. For distributions with respect to taxable years of the Fund beginning before January 1, 2014, the Fund was able, under certain circumstances, to report in a written notice to shareholders all or a portion of a dividend as an “interest-related dividend” or a “short-term capital gain dividend” that if received by a non-resident alien or foreign entity generally was exempt from the 30% U.S. withholding tax, provided that certain other requirements are met. These exemptions have expired for distributions with respect to taxable years of the Fund beginning on or after January 1, 2014. Therefore, as of the date of this Prospectus, the Fund (or intermediary, as applicable) is currently required to withhold on distributions to non-resident aliens or foreign entities attributable to net interest or short-term capital gains that were formerly eligible for this withholding exemption. It is currently unclear whether Congress will extend this exemption for distributions with respect to taxable years of the Fund beginning on or after January 1, 2014, or what the terms of such an extension would be, including whether such extension would have retroactive effect.

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FINANCIAL HIGHLIGHTS

The Financial Highlights table is intended to help you understand the Fund’s Class R Shares financial performance for the past five years. Certain information reflects financial results for a single share of the Class R Shares. The total return in the table represents the rate that an investor would have earned (or lost) on an investment in the Fund’s Class R Shares (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report, which is available upon request. The financial information included in this table should be read in conjunction with the financial statements incorporated by reference in the Statement of Additional Information.

14

State Street Equity 500 Index Fund

Financial Highlights — Selected data for a Class R Share of beneficial interest outstanding throughout each period is presented below:

	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$11.93	$10.51	$10.51	$9.30	$7.49

Investment Operations:
Net investment income(b)	0.19	0.19	0.15	0.13	0.13
Net realized and unrealized gain on investments	3.56	1.41	–	1.20	1.80

Total from investment operations	3.75	1.60	0.15	1.33	1.93

Less Distributions From:
Net investment income	(0.19)	(0.18)	(0.15)	(0.12)	(0.12)

Net increase in net assets	3.56	1.42	0.00	1.21	1.81

Net Asset Value, End of Year	$15.49	$11.93	$10.51	$10.51	$9.30

Total Return(c)	31.40%	15.22%	1.42%	14.31%	25.72%
Ratios and Supplemental Data:
Net Assets, End of Year (000s)	$32,555	$21,954	$16,363	$13,862	$9,740
Ratios to average net assets(a):
Operating expenses	0.695%	0.695%	0.695%	0.695%	0.695%
Net investment income	1.40%	1.62%	1.40%	1.35%	1.60%
Portfolio turnover rate(d)	4%	9%	15%	12%	19%

(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the State Street Equity 500 Index Portfolio.

(b)	Net investment income per share is calculated using the average shares method.

(c)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation to be reinvested at net asset value per share on the respective payment dates. Results represent past performance and are not indicative of future results.

(d)	Portfolio turnover rate is from the State Street Equity 500 Index Portfolio.

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For more information about STATE STREET EQUITY 500 INDEX FUND:

The Fund’s SAI includes additional information about the Fund and is incorporated by reference into this document. Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

The SAI and the Fund’s annual and semi-annual reports are available, without charge, upon request. Shareholders in the Fund may make inquiries to the Fund to receive such information by calling (877) 521-4083 or the customer service center at the telephone number shown in the accompanying contract prospectus, if applicable. The Fund does not have an Internet website.

Information about the Fund (including the SAI) can be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the Fund are available free of charge on the EDGAR Database on the Commission’s Internet site at http://www.sec.gov. Copies of this information also may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission’s Public Reference Section, Washington, D.C. 20549-1520.

SSgA Funds Management, Inc.

STATE STREET FINANCIAL CENTER

ONE LINCOLN STREET

BOSTON, MASSACHUSETTS 02111

SSEQTY500CLRPRO

The State Street Institutional Investment Trust’s Investment Company Act File Number is 811-09819.

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET EQUITY 400 INDEX FUND

PROSPECTUS DATED APRIL 30, 2014

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THE STATE STREET EQUITY 400 INDEX FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

2

Fund Summary

Investment Objective

The investment objective of the State Street Equity 400 Index Fund (the “Fund”) is to replicate as closely as possible, before expenses, the performance of the Standard & Poor’s MidCap 400 Index (the “S&P MidCap 400” or the “Index”).

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The expenses shown in the table and the Example reflect the expenses of both the Fund and the Fund’s proportionate share of expenses of State Street Equity 400 Index Portfolio (the “Equity 400 Index Portfolio” or sometimes referred to in context as the “Portfolio”).

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)(1)

Management Fee	0.08%
Distribution (12b-1) Fees	0.25%
Other Expenses(2)	0.10%
Total Annual Fund Operating Expenses	0.43%

(1)	Amounts reflect the total expenses of the Portfolio and the Fund.
(2)	Other Expenses are based on estimated amounts for the current fiscal year.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR	3 YEARS
$ 44	$138

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). As a shareholder of the Portfolio the Fund bears its ratable share of the transaction costs associated with the portfolio turnover of the Portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The Fund’s portfolio turnover rate has been omitted because the Fund had not commenced investment operations as of the date of this Prospectus.

Principal Investment Strategies

There is no assurance that the Fund will achieve its investment objective, and you could lose money by investing in the Fund. The Fund seeks to achieve its investment objective by investing substantially all of its investable assets in the Equity 400 Index Portfolio, which has the same investment objective as, and investment policies that are substantially similar to those of, the Fund.

The Portfolio uses a passive management strategy designed to track the performance of the S&P MidCap 400. The Index is a well-known stock market index that includes common stocks of 400 mid-sized companies from a number of sectors representing a significant portion of the market value of all stocks publicly traded in the United States.

The Portfolio is not managed according to traditional methods of “active” investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Instead, the Portfolio, using a “passive” or “indexing” investment approach, attempts to replicate as closely as possible, before expenses, the performance of the S&P MidCap 400.

The Portfolio generally intends to invest in all of the stocks comprising the Index in approximate proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all 400 stocks in those weightings. In those circumstances, the Portfolio may purchase a sample of the stocks in the Index in proportions expected by the Portfolio’s investment adviser, SSgA Funds Management, Inc. (the “Adviser” or “SSgA FM”), to match generally the performance of the Index as a whole. In addition, from time to time stocks are added to or removed from the Index. The Portfolio may sell securities that are represented in the Index, or purchase securities that are not yet represented in the Index, in anticipation of their removal from or addition to the Index. Under normal market conditions, the Portfolio will not invest less than 80% of its total assets in stocks in the Index. Shareholders will receive 60 days’ notice prior to a change in the 80% investment policy.

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In addition, the Portfolio may at times purchase or sell futures contracts on the Index, or options on those futures, in lieu of investing directly in the stocks making up the Index. The Portfolio might do so, for example, in order to increase its investment exposure pending investment of cash in the stocks comprising the Index. Alternatively, the Portfolio might use futures or options on futures to reduce its investment exposure in situations where it intends to sell a portion of the stocks in its portfolio but the sale has not yet been completed. The Portfolio may also enter into other derivatives transactions, including the use of options or swap transactions, to assist in attempting to replicate the performance of the Index. The Portfolio may also, to the extent permitted by applicable law, invest in shares of other mutual funds whose investment objectives and policies are similar to those of the Portfolio.

Principal Risks

General risks associated with the Fund’s and Portfolio’s investment policies and investment strategies are discussed below.

•	Stock Market Risk: Stock values could decline generally or could under-perform other investments.

•	Mid-Capitalization Risk: Because the S&P MidCap 400 includes stocks of mainly mid-capitalization (“mid-cap”) companies, the Portfolio’s investments consist mainly of stocks of mid-cap companies. Returns on investments in mid-cap stocks could be more volatile than, or trail the returns on, investments in larger or smaller capitalization (“large-cap” and “small-cap,” respectively) U.S. stocks. Mid-cap companies may be more likely than large-cap companies to have relatively limited product lines, markets or financial resources, or depend on a few key employees.

•	Index Tracking Risk: The Portfolio’s return may not match the return of the Index for a number of reasons. For example, the return on the securities and other investments selected by the Adviser may not correlate precisely with the return on the Index. The Portfolio incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities. The Portfolio may not be fully invested at times, either as a result of cash flows into or out of the Portfolio or reserves of cash held by the Portfolio to meet redemptions. The return on the sample of securities purchased by the Portfolio, or futures or other derivative positions taken by the Portfolio, to replicate the performance of the Index may not correlate precisely with the return of the Index.

•	Derivatives Risk: Derivative transactions typically involve leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested, and the Portfolio may not be able to close out a derivative transaction at a favorable time or price.

•	Passive Strategy/Index Risk: The Portfolio is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Portfolio may hold constituent securities of the S&P MidCap 400 regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Portfolio’s return to be lower than if the Portfolio employed an active strategy.

•	Master/Feeder Structure Risk: Unlike a traditional mutual fund that invests directly in securities, the Fund pursues its objective by investing substantially all of its assets in the Equity 400 Index Portfolio, which has substantially the same investment objectives, policies and restrictions as the Fund. The ability of the Fund to meet its investment objective is directly related to the ability of the Portfolio to meet its objective. The ability of the Fund to meet its objective may be adversely affected by the purchase and redemption activities of other investors in the Portfolio. The ability of the Fund to meet redemption requests depends on its ability to redeem its interest in the Portfolio. The Adviser also serves as investment adviser to the Portfolio. Therefore, conflicts may arise as the Adviser fulfills its fiduciary responsibilities to the Fund and the Portfolio. For example, the Adviser may have an economic incentive to maintain the Fund’s investment in the Portfolio at a time when it might otherwise choose not to do so.

THE FUND’S SHARES WILL CHANGE IN VALUE, AND YOU COULD LOSE MONEY BY INVESTING IN THE FUND. THE FUND MAY NOT ACHIEVE ITS INVESTMENT OBJECTIVE. AN INVESTMENT IN THE FUND IS NOT A DEPOSIT WITH A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

Performance

Performance information for the Fund has been omitted because the Fund had not commenced investment operations as of the date of this Prospectus.

4

Investment Adviser

SSgA FM serves as the investment adviser to the Fund and the Portfolio.

John A. Tucker and Karl Schneider will manage the Portfolio when it becomes operational.

Purchase and Sale of Fund Shares

Purchase Minimums

To establish an account	$25,000,000
To add to an existing account	No minimum

You may redeem Fund shares on any day the Fund is open for business.

You may redeem Fund shares by written request or wire transfer. Written requests should be sent to:

BY MAIL:

State Street Equity 400 Index Fund

P.O. Box 8048

Boston, MA 02205-8048

BY OVERNIGHT:

State Street Equity 400 Index Fund

30 Dan Road

Canton, MA 02021-2809

BY INTERMEDIARY:

If you wish to purchase or redeem Fund shares through a broker, bank or other financial intermediary (“Intermediary”), please contact that financial intermediary directly. Your financial intermediary may have different or additional requirements for opening an account and/or for the processing of purchase and redemption orders, or may be closed at times when the Fund is open.

Intermediaries may contact State Street Dealer Services Group at 617-662-7300 or email them at broker-dealerservices@statestreet.com with questions.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

5

Additional Information about Principal Strategies and Risks of Investing in the Fund and Portfolio

EQUITY 400 INDEX FUND

Principal Investment Strategies

There is no assurance that the Fund will achieve its investment objective, and you could lose money by investing in the Fund. The Fund seeks to achieve its investment objective by investing substantially all of its investable assets in the Equity 400 Index Portfolio, which has the same investment objective as, and investment policies that are substantially similar to those of, the Fund.

The Portfolio uses a passive management strategy designed to track the performance of the S&P MidCap 400. The Index is a well-known stock market index that includes common stocks of 400 mid-sized companies from a number of sectors representing a significant portion of the market value of all stocks publicly traded in the United States.

The Portfolio is not managed according to traditional methods of “active” investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Instead, the Portfolio, using a “passive” or “indexing” investment approach, attempts to replicate as closely as possible, before expenses, the performance of the S&P MidCap 400.

The Portfolio generally intends to invest in all of the stocks comprising the Index in approximate proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all 400 stocks in those weightings. In those circumstances, the Portfolio may purchase a sample of the stocks in the Index in proportions expected by the Adviser to match generally the performance of the Index as a whole. In addition, from time to time stocks are added to or removed from the Index. The Portfolio may sell securities that are represented in the Index, or purchase securities that are not yet represented in the Index, in anticipation of their removal from or addition to the Index. Under normal market conditions, the Portfolio will not invest less than 80% of its total assets in stocks in the Index. Shareholders will receive 60 days’ notice prior to a change in the 80% investment policy.

In addition, the Portfolio may at times purchase or sell futures contracts on the Index, or options on those futures, in lieu of investing directly in the stocks making up the Index. The Portfolio might do so, for example, in order to increase its investment exposure pending investment of cash in the stocks comprising the Index. Alternatively, the Portfolio might use futures or options on futures to reduce its investment exposure in situations where it intends to sell a portion of the stocks in its portfolio but the sale has not yet been completed. The Portfolio may also enter into other derivatives transactions, including the use of options or swap transactions, to assist in attempting to replicate the performance of the Index. The Portfolio may also, to the extent permitted by applicable law, invest in shares of other mutual funds whose investment objectives and policies are similar to those of the Portfolio.

Changes in Policies. The Trust’s Board of Trustees may change the Fund’s investment strategies and other policies without shareholder approval, except as otherwise indicated. The Board of Trustees will not materially change the Fund’s investment objective without shareholder approval.

The S&P MidCap 400. The S&P MidCap 400 is a well-known stock market index that includes common stocks of 400 mid-sized companies from a number of sectors representing a significant portion of the market value of all common stocks publicly traded in the United States, most of which are listed on the New York Stock Exchange, Inc. (the “NYSE”). Unlike the S&P 500, which is designed to represent the performance of the large-cap sector of the U.S. securities market, the S&P MidCap 400 is designed to represent the performance of the mid-cap sector of the U.S. securities market. Stocks in the S&P MidCap 400 are weighted according to their float adjusted market capitalizations (i.e., the number of shares outstanding multiplied by the stock’s current price). The companies chosen for the S&P MidCap 400 generally have market values between $1 billion and $4 billion, depending upon current equity market valuations. (Stocks in the S&P MidCap 400 will not simultaneously be listed in the S&P 500.) The composition of the S&P MidCap 400 is determined by Standard & Poor’s®and is based on such factors as the market capitalization and trading activity of each stock and its adequacy as a representation of stocks in a particular industry group, and may be changed from time to time. “Standard & Poor’s®,” “S&P,” “S&P MidCap 400,” “Standard & Poor’s 400” and “400” are trademarks of Standard & Poor’s Financial Services LLC (“S&P”) and have been licensed for use by the Fund and the Portfolio. The Fund and the Portfolio are not sponsored, endorsed, sold or promoted by S&P, and S&P makes no representation regarding the advisability of investing in the Fund and the Portfolio.

Index Futures Contracts and Related Options. The Portfolio may buy and sell futures contracts on the Index and options on those futures contracts. An “index futures” contract is a contract to buy or sell units of an index at an agreed price on a specified future date. Depending on the change in value of the Index between the time when the Portfolio enters into and closes out an index future or option transaction, the Portfolio realizes a gain or loss. Options and futures transactions involve risks. For example, it is possible that changes in the prices of futures contracts on the Index will not correlate precisely with changes in the value of the Index. In those

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cases, use of futures contracts and related options might decrease the correlation between the return of the Portfolio and the return of the Index. In addition, the Portfolio incurs transaction costs in entering into, and closing out, positions in futures contracts and related options. These costs typically have the effect of reducing the correlation between the return of the Portfolio and the return of the Index. Because the secondary market for futures contracts and options may be illiquid, the Portfolio may have to hold a contract or option when the Adviser would otherwise have sold it, or it may only be able to sell at a price lower than what the Adviser believes is the fair value of the contract or option, thereby potentially reducing the return of the Portfolio.

Other Derivative Transactions. The Portfolio may enter into derivatives transactions involving options and swaps. These transactions involve many of the same risks as those described above under “Index Futures Contracts and Related Options.” In addition, since many of such transactions are conducted directly with counterparties, and not on an exchange or board of trade, the Portfolio’s ability to realize any investment return on such transactions may depend on the counter-party’s ability or willingness to meet its obligations.

Securities Lending. The Portfolio may lend portfolio securities with a value of up to 33 1⁄3% of its total assets. For these purposes, total assets shall include the value of all assets received as collateral for the loan. Such loans may be terminated at any time, and the Portfolio will receive cash or other obligations as collateral. In a loan transaction, as compensation for lending its securities, the Portfolio will receive a portion of the dividends or interest accrued on the securities held as collateral or, in the case of cash collateral, a portion of the income from the investment of such cash. In addition, the Portfolio will receive the amount of all dividends, interest and other distributions on the loaned securities. However, the borrower has the right to vote the loaned securities. The Portfolio will call loans to vote proxies if a material issue affecting the investment is to be voted upon. Should the borrower of the securities fail financially, the Portfolio may experience delays in recovering the securities or exercising its rights in the collateral. Loans are made only to borrowers that are deemed by the securities lending agent to be of good financial standing. In a loan transaction, the Portfolio will also bear the risk of any decline in value of securities acquired with cash collateral. The Portfolio will attempt to minimize this risk by limiting the investment of cash collateral to high quality instruments of short maturity. This strategy is not used to leverage the Portfolio.

Temporary Defensive Positions. From time to time, a Portfolio may take temporary defensive positions in attempting to respond to adverse market, economic or other conditions. Temporary defensive positions may be taken, for example, to preserve capital or if a Portfolio is unable to acquire the types of securities in which it normally invests. Temporary defensive positions may include, but are not limited to, investment in U.S. government securities, repurchase agreements collateralized by such securities, the maintenance of uninvested cash, or investment in cash equivalents. A Portfolio’s holdings in temporary defensive positions may be inconsistent with the Portfolio’s principal investment strategy, and, as a result, the Portfolio may not achieve its investment objective.

Comparison Index. The S&P MidCap 400 is a capitalization-weighted index of 400 mid-sized industry-leading stocks. The S&P MidCap 400 is unmanaged and does not reflect the actual cost of investing in the instruments that comprise the Index. Additionally, the returns of the S&P MidCap 400 Index do not reflect the effect of fees, expenses and taxes.

Portfolio Holdings Disclosure

The Fund’s portfolio holdings disclosure policy is described in the Statement of Additional Information (“SAI”).

Management and Organization

The Fund and the Portfolio. The Fund is a separate, diversified series of the State Street Institutional Investment Trust (the “Trust”), which is an open-end management investment company organized as a business trust under the laws of the Commonwealth of Massachusetts.

The Fund invests as part of a “master-feeder” structure. The Fund currently seeks to achieve its investment objective by investing substantially all of its investable assets in the Equity 400 Index Portfolio, a separate mutual fund, that has a substantially identical investment objective, investment policies, and risks as the Fund. All discussions about the Fund’s investment objective, policies and risks should be understood to refer also to the investment objectives, policies and risks of the Portfolio.

The Fund can withdraw its investment in the Portfolio if, at any time, the Fund’s Board of Trustees determines that it would be in the best interests of the Fund’s shareholders, or if the investment objectives of the Portfolio changed so that they were inconsistent with the objectives of the Fund. If the Fund withdraws its investment from the Portfolio, the Fund may invest all of its assets in another mutual fund that has the same investment objective as the Fund, the Adviser may directly manage the Fund’s assets, or the Board may take such other action it deems appropriate and in the best interests of shareholders of the Fund, which may include liquidation of the Fund.

The Adviser. State Street Global Advisors (“SSgA”) is the investment management arm of State Street Corporation, a publicly held bank holding company, SSgA is one of the

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world’s largest institutional money managers, and uses quantitative and traditional techniques to manage approximately $ 2.34 trillion in assets as of December 31, 2013. SSgA FM, a wholly-owned subsidiary of State Street Corporation, is the investment adviser to the Fund and the Portfolio, and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Advisers Act of 1940, as amended. SSgA FM had approximately $334.95 billion in assets under management as of December 31, 2013. The Portfolio’s management fee payable to the Adviser is 0.08% of the Portfolio’s average daily net assets. The Fund has entered into an investment advisory agreement with the Adviser pursuant to which the Adviser will manage the Fund’s assets directly, for compensation paid at an annual rate of 0.08% of the Fund’s average daily net assets, in the event that the Fund were to cease investing substantially all of its assets in the Portfolio. The Adviser does not receive any fees from the Fund under that agreement so long as the Fund continues to invest substantially all of its assets in the Portfolio or in another investment company. The Adviser places all orders for purchases and sales of the Portfolio’s investments.

A summary of the factors considered by the Board of Trustees in connection with the renewal of the investment advisory agreement for the Fund will be available in the Fund’s annual report or semi-annual report, as applicable, after the Fund commences operations.

The Adviser manages the Portfolio using a team of investment professionals. The team approach is used to create an environment that encourages the flow of investment ideas. The portfolio managers within the team work together in a cohesive manner to develop and enhance techniques that drive the investment process for the respective investment strategy. This approach requires portfolio managers to share a variety of responsibilities including investment strategy and analysis while retaining responsibility for the implementation of the strategy within any particular portfolio. The approach also enables the team to draw upon the resources of other groups within the firm. Each portfolio management team is overseen by the SSgA Investment Committee. Key professionals involved in the day-to-day portfolio management for the Portfolio include the following:

John A. Tucker, CFA

Mr. Tucker is a Senior Managing Director of SSgA and SSgA FM, and Co-Head of Passive Equity Strategies in North America. He is responsible for overseeing the management of all equity index strategies and Exchange Traded Funds managed in North America. He is a member of the Senior Leadership Team.

Previously, Mr. Tucker was head of the Structured Products group in SSgA’s London office, where he was responsible for the management of all index strategies in SSgA’s second largest investment center. Prior to joining the investment management group, he was the Operations Manager for SSgA’s International Structured Products group, where he was responsible for the operations staff and functions. He joined State Street in 1988 and has served as a Portfolio Manager of the Portfolio since its inception.

Mr. Tucker received a BA from Trinity College and an MS in Finance from Boston College. He has also earned the Chartered Financial Analyst designation and is a member of the Boston Security Analysts Society and the CFA Institute. In addition, Mr. Tucker is a member of the Russell Index Client Advisory Board and the S&P U.S. Index Advisory Panel.

Karl Schneider, CAIA

Mr. Schneider is a Vice President of SSgA and SSgA FM, and Head of US Equity Strategies for the Global Equity Beta Solutions (“GEBS”) team, where in addition to overseeing the management of the US equity index strategies, he also serves as a portfolio manager for a number of the group’s passive equity portfolios. Previously within GEBS, he served as a portfolio manager and product specialist for synthetic beta strategies, including commodities, buy/write, and hedge fund replication. Mr. Schneider is also a member of the SSgA Derivatives Committee.

Prior to joining the GEBS team, Karl worked as a portfolio manager in SSgA’s Currency Management Group, managing both active currency selection and traditional passive hedging overlay port- folios. Mr. Schneider joined SSgA in 1996 and has served as a Portfolio Manager of the Portfolio since its inception.

Mr. Schneider holds a BS in Finance and Investments from Babson College and also an MS in Finance from Boston College. He has earned the Chartered Alternative Investment Analyst designation and is a member of the CAIA Association.

Additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities in the Fund and the Portfolio is available in the SAI.

The Adviser’s principal address is State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111.

The Administrator, Custodian, and Transfer Agent and Dividend Disbursing Agent. State Street Bank and Trust Company (“State Street”), a subsidiary of State Street Corporation, is the administrator, custodian, transfer agent and dividend disbursing agent for the Fund.

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The Distributor. State Street Global Markets, LLC serves as the Fund’s distributor (the “Distributor” or “SSGM”) pursuant to the Distribution Agreement between the Distributor and the Trust.

Shareholder Information

Determination of Net Asset Value. The Fund determines its net asset value (“NAV”) per share once each business day as of the close of regular trading on the NYSE. Pricing does not occur on NYSE holidays. A business day is one on which the NYSE is open for regular trading. The Federal Reserve is closed on certain holidays on which the NYSE is open. These holidays are Columbus Day and Veterans Day. On these holidays, you will not be able to purchase shares by wiring Federal Funds because Federal Funds wiring does not occur on days when the Federal Reserve is closed. The NAV per share is based on the market value of the investments held in the Fund. The NAV per share is calculated by dividing the assets less liabilities of the Fund by the number of shares outstanding. The Fund values each security or other investment pursuant to guidelines adopted by the Board of Trustees. Securities or other investments may be valued at fair value, as determined in good faith and pursuant to procedures approved by the Portfolio’s Board of Trustees, under certain limited circumstances. For example, fair value pricing may be used when market quotations are not readily available or reliable, such as when (i) trading for a security is restricted; or (ii) a significant event, as determined by the Adviser, that may affect the value of one or more securities or other investments held by the Fund occurs after the close of a related exchange but before the determination of the Fund’s NAV. Attempts to determine the fair value of securities or other investments introduce an element of subjectivity to the pricing of securities or other investments. As a result, the price of a security or other investment determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the price the Fund would have received had it sold the investment. To the extent that the Fund invests in the shares of other registered open-end investment companies that are not traded on an exchange (mutual funds), such shares are valued at their published net asset values per share as reported by the funds. The prospectuses of these funds explain the circumstances under which the funds will use fair value pricing and the effects of using fair value pricing.

Purchasing Shares. Investors pay no sales load to invest in the Fund. The price for Fund shares is the NAV per share. Orders received in good form (a purchase order is in good form if it meets the requirements implemented from time to time by the Fund or its Transfer Agent, and for new accounts includes submission of a completed and signed application and all documentation necessary to open an account) will be priced at the NAV next calculated after the order is accepted by the Fund.

The minimum initial investment in the Fund is $25 million, although the Adviser may waive the minimum in its discretion. There is no minimum subsequent investment. The Fund intends to be as fully invested as is practicable; therefore, investments must be made either in Federal Funds (i.e., monies credited to the account of the Fund’s custodian bank by a Federal Reserve Bank) or securities (“in-kind”) acceptable to the Adviser. (Please consult your tax adviser regarding in-kind transactions.) (If you purchase shares by check, your order will not be in good form until the Fund’s transfer agent receives federal funds for the check.) The Fund reserves the right to cease accepting investments at any time or to reject any purchase order.

In accordance with certain federal regulations, the Trust is required to obtain, verify and record information that identifies each entity that applies to open an account. For this reason, when you open (or change ownership of) an account, the Trust will request certain information, including your name, address and taxpayer identification number, which will be used to verify your identity. If you are unable to provide sufficient information to verify your identity, the Trust will not open an account for you. As required by law, the Trust may employ various procedures, such as comparing your information to fraud databases or requesting additional information and documentation from you, to ensure that the information supplied by you is correct. The Trust reserves the right to reject any purchase order for any reason, including failure to provide the Trust with information necessary to confirm your identity as required by law.

If you are purchasing through an Intermediary, please contact your intermediary as their requirements may differ.

Redeeming Shares. An investor may redeem all or any portion of its investment at the NAV next determined after it submits a redemption request, in proper form, to the Fund. The Fund will pay the proceeds of the redemption either in Federal Funds or in securities at the discretion of the Adviser, normally on the next Fund business day after the redemption, but in any event no more than seven days after the redemption. (Please consult your tax adviser regarding in-kind transactions.) The right of any investor to receive payment with respect to any redemption may be suspended or the payment of the redemption proceeds postponed during any period in which the NYSE is closed (other than weekends or holidays) or trading on the NYSE is restricted or, to the extent otherwise permitted by the 1940 Act, as amended, if an emergency exists.

If your account is held through an Intermediary, please contact them for additional assistance and advice on how to redeem your shares.

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Cost Basis Reporting. Upon the redemption of your shares in the Fund, the Fund or, if you purchase your shares through a financial intermediary, your financial intermediary, generally will be required to provide you and the IRS with cost basis and certain other related tax information about the Fund shares you redeemed. Please consult your financial intermediary, as appropriate, for more information regarding available methods for cost basis reporting and how to select or change a particular method. Please consult your tax advisor to determine which available cost basis method is best for you.

About Mail Transactions. If you choose to purchase or redeem shares by sending instructions by regular mail, they will not be deemed received in good order until they are released by the post office and redelivered to the Transfer Agent’s physical location at 30 Dan Road Canton, MA 02021-2809. There will be a time lag, which may be one or more days, between regular mail receipt at the Boston post office box and redelivery to such physical location and a Fund’s net asset value may change over those days. You might consider using express rather than regular mail if you believe time of receipt of your transaction request to be sensitive.

Policies to Prevent Market Timing. Frequent purchases and redemptions of Fund shares may present risks for other shareholders of the Fund, which may include, among other things, interference in the efficient management of the Fund’s portfolio, dilution in the value of Fund shares held by long-term shareholders, increased brokerage and administrative costs and forcing the Fund to hold excess levels of cash.

The Fund is intended as a long-term investment. Therefore, the Trust’s Board of Trustees has adopted policies and procedures designed to detect and prevent inappropriate short-term trading activity that is harmful to the Fund. Because most of the interests in the Fund are held by investors indirectly through one or more financial intermediaries, the Fund does not generally have information about the identity of those investors or about transactions effected by those investors. Rather, the Fund and its service providers periodically review cash inflows and outflows from and to those intermediaries in an attempt to detect inappropriate trading activity by investors holding shares through those intermediaries. The Fund may seek to obtain underlying account trading activity information from financial intermediaries when, in the Adviser’s judgment, the trading activity suggests possible market timing. There is no assurance that the Fund or the Adviser will be able to determine whether trading by an investor holding shares through a financial intermediary is engaged in trading activity that may be harmful to the Fund or its shareholders.

The Fund reserves the right in its discretion to reject any purchase, in whole or in part including, without limitation, by a person whose trading activity in Fund shares the Adviser believes could be harmful to the Fund. The Fund may decide to restrict purchase activity in its shares based on various factors, including, without limitation, whether frequent purchase and sale activity will disrupt portfolio management strategies and adversely affect performance. There can be no assurance that the Fund, the Adviser or State Street will identify all frequent purchase and sale activity affecting the Fund.

Distribution Arrangements and Rule 12b-1 Fees

The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act under which the Fund may compensate its distributor (or others) for services in connection with the distribution of the Fund’s shares and for services provided to Fund shareholders (the “Plan”). The Plan calls for payments at an annual rate (based on average daily net assets) of 0.25% of the Fund’s net assets. Because these fees are paid out of the assets of the Fund on an ongoing basis, they will increase the cost of your investment and may cost you more over time than paying other types of sales charges. Long-term shareholders of the Fund may pay more in Rule 12b-1 fees than the economic equivalent of the maximum front-end sales charge permitted by the Financial Industry Regulatory Authority, Inc. (“FINRA”).

In addition to payments under the Plan, the Fund reimburses SSGM or its affiliates for payments it makes to financial intermediaries that provide certain administrative, recordkeeping, and account maintenance services, including services described below under “Other Payments to Financial Intermediaries.” The amount of the reimbursement is calculated in a manner approved by the Trustees and is reviewed by the Trustees periodically.

Because the Fund pays distribution and other fees for the sale of their shares and for services provided to shareholders out of the Fund’s assets on an ongoing basis, over time those fees will increase the cost of your investment and may cost you more than paying other types of sales loads.

The Fund may pay distribution fees and other amounts described in this Prospectus at a time when shares of the Fund are unavailable for purchase.

Other Payments to Financial Intermediaries

Financial intermediaries are firms that, for compensation, sell shares of mutual funds, including the Fund, and/or provide certain administrative and account maintenance services to mutual fund shareholders. Financial intermediaries may include, among others, brokers, financial planners or advisors, banks, and insurance companies.

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In some cases, a financial intermediary may hold its clients’ Fund shares in nominee or street name. Shareholder services provided by a financial intermediary may (though they will not necessarily) include, among other things: processing and mailing trade confirmations, periodic statements, prospectuses, annual reports, semiannual reports, shareholder notices, and other SEC-required communications; capturing and processing tax data; issuing and mailing dividend checks to shareholders who have selected cash distributions; preparing record date shareholder lists for proxy solicitations; collecting and posting distributions to shareholder accounts; and establishing and maintaining systematic withdrawals and automated investment plans and shareholder account registrations.

The compensation paid by SSGM or its affiliates to a financial intermediary is typically paid continually over time, during the period when the intermediary’s clients hold investments in the Fund. The amount of continuing compensation paid by SSGM or its affiliates to different financial intermediaries for distribution and/or shareholder services varies. The compensation is typically a percentage of the value of the financial intermediary’s clients’ investments in the Fund or a per account fee. The variation in compensation may, but will not necessarily, reflect enhanced or additional services provided by the intermediary.

SSGM and its affiliates (including SSgA FM), at their own expense and out of their own assets, may also provide other compensation to financial intermediaries in connection with sales of the Fund’s shares or the servicing of shareholders or shareholder accounts. Such compensation may include, but is not limited to, financial assistance to financial intermediaries in connection with conferences, sales, or training programs for their employees; seminars for the public; advertising or sales campaigns; or other financial intermediary-sponsored special events. In some instances, this compensation may be made available only to certain financial intermediaries whose representatives have sold or are expected to sell significant amounts of shares. Dealers may not use sales of the Fund’s shares to qualify for this compensation to the extent prohibited by the laws or rules of any state or any self-regulatory agency, such as FINRA.

If payments to financial intermediaries by the distributor or adviser for a particular mutual fund complex exceed payments by other mutual fund complexes, your financial advisor and the financial intermediary employing him or her may have an incentive to recommend that fund complex over others. Please speak with your financial advisor to learn more about the total amounts paid to your financial advisor and his or her firm by SSGM and its affiliates and by sponsors of other mutual funds he or she may recommend to you. You should also consult disclosures made by your financial intermediary at the time of purchase.

Dividends, Distributions and Tax Considerations

Income dividends and capital gains distributions of the Fund will be declared and paid at least annually.

The following discussion is a summary of some important U.S. federal tax considerations generally applicable to investments in the Fund. Your investment in the Fund may have other tax implications. Please consult your tax advisor about foreign, federal, state, local or other tax laws applicable to you. Investors, including non-U.S. investors, should consult the Statement of Additional Information tax section for more complete disclosure.

The Fund has elected to be treated as a regulated investment company and intends each year to qualify and to be eligible to be treated as such. A regulated investment company is generally not subject to tax at the corporate level on income and gains that are distributed to shareholders. However, the Fund’s failure to qualify as a regulated investment company would result in corporate level taxation, and consequently, a reduction in income available for distribution to shareholders.

For federal income tax purposes, distributions of investment income are generally taxable to you as ordinary income. Taxes on distributions of capital gains generally are determined by how long the Portfolio owned the investments that generated them, rather than how long you have owned your Fund shares. Distributions are taxable to you even if they are paid from income or gains earned by the Fund before your investment (and thus were included in the price you paid for your shares). Distributions may also be subject to state and local taxes and are taxable whether you receive them in cash or reinvest them in additional shares. Distributions of net capital gains (that is, the excess of net long-term capital gains over net short-term capital losses) from the sale of investments that the Portfolio owned for more than one year that are properly reported by the Fund as capital gain dividends generally will be treated as long-term capital gain includible in your net capital gain and taxed to individuals at reduced rates. Distributions of gains from investments that the Portfolio owned for one year or less generally will be taxable to you as ordinary income. Distributions of investment income reported by the Fund as derived from “qualified dividend income” are taxed to individuals at the rates applicable to net capital gain, provided holding period and other requirements are met by both the shareholder and the Fund.

Any gain resulting from the redemption of Fund shares will generally also be taxable to you as either short-term or long-term capital gain, depending upon how long you held your shares in the Fund.

A 3.8% Medicare contribution tax is imposed on the “net investment income” of individuals, estates and trusts whose

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income exceeds certain threshold amounts. Net investment income generally includes for this purpose dividends paid by the Fund, including any capital gain dividends, and net capital gains recognized on the redemption of shares of the Fund.

If you are not a citizen or permanent resident of the United States, the Fund’s ordinary income dividends will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies or unless such income is effectively connected with a U.S. trade or business. For distribution with respect to taxable years of the Fund beginning before January 1, 2014, the Fund was able, under certain circumstances, to report in a written notice to shareholders all or a portion of a dividend as an “interest-related dividend” or a “short-term capital gain dividend” that if received by a non-resident alien or foreign entity generally was exempt from the 30% U.S. withholding tax, provided that certain other requirements are met. These exemptions have expired for distributions with respect to taxable years of the Fund beginning on or after January 1, 2014. Therefore, as of the date of this Prospectus, the Fund (or intermediary, as applicable) is currently required to withhold on distributions to non-resident aliens or foreign entities attributable to net interest or short-term capital gains that were formerly eligible for this withholding exemption. It is currently unclear whether Congress will extend this exemption for distributions with respect to taxable years of the Fund beginning on or after January 1, 2014, or what the terms of such an extension would be, including whether such extension would have retroactive effect.

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Financial Highlights

The Financial Highlights table is not presented because the Fund had not commenced operations as of the date of this Prospectus.

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For more information about STATE STREET EQUITY 400 INDEX FUND:

The Fund’s SAI includes additional information about the Fund and is incorporated by reference into this document.

The SAI and the Fund’s annual and semi-annual reports are available, without charge, upon request. Shareholders in the Fund may make inquiries to the Fund to receive such information by calling (877) 521-4083 or the customer service center at the telephone number shown in the accompanying contract prospectus, if applicable. The Fund does not have an Internet website.

Information about the Fund (including the SAI) can be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the Fund are available free of charge on the EDGAR Database on the Commission’s Internet site at http://www.sec.gov. Copies of this information also may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission’s Public Reference Section, Washington, D.C. 20549-1520.

SSgA FUNDS MANAGEMENT, INC.

State Street Financial Center

One Lincoln Street

Boston, Massachusetts 02111

The State Street Institutional Investment Trust’s Investment Company Act File Number is 811-09819.

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STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET EQUITY 2000 INDEX FUND

PROSPECTUS DATED APRIL 30, 2014

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THE STATE STREET EQUITY 2000 INDEX FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

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Fund Summary

Investment Objective

The investment objective of the State Street Equity 2000 Index Fund (the “Fund”) is to replicate as closely as possible, before expenses, the performance of the Russell 2000 Index (the “Russell 2000” or the “Index”).

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The expenses shown in the table and the Example reflect the expenses of both the Fund and the Fund’s proportionate share of expenses of the State Street Equity 2000 Index Portfolio (the “Equity 2000 Index Portfolio” or sometimes referred to in context as the “Portfolio”).

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)(1)

Management Fee	0.10%
Distribution (12b-1) Fees	0.25%
Other Expenses(2)	0.10%

Total Annual Fund Operating Expenses	0.45%
Less Fee Waivers and/or Reimbursements (3)	(0.25)%
Total Annual Fund Operating Expenses After Fee waivers and Expense Reimbursements(3)	0.20%

(1)	Amounts reflect the total expenses of the Portfolio and the Fund.
(2)	Other Expenses are based on estimated amounts for the current fiscal year.
(3)	Through April 30, 2015, the total annualized operating expenses of the Fund are not expected to exceed 0.20% (excluding non-recurring account fees and extraordinary expenses of the Fund or Portfolio) because the Adviser has contractually agreed to: (i) waive fees and/or reimburse certain operating expenses of the Portfolio in amounts necessary to limit the total annual operating expenses of the Portfolio to 0.15% and (ii) waive fees and/or reimburse certain operating expenses of the Fund in amounts necessary to limit the total annual operating expenses of the Fund to 0.05% (excluding pass-through expenses from the Portfolio). Prior to April 30, 2015, these contractual waivers and reimbursements may not be terminated without the approval of the Board of Trustees of the Portfolio or the Fund, as applicable.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same, and that the “1 Year” figure reflects the impact of fee waivers and/or expense reimbursements for the first year, as shown in the “Annual Fund Operating Expenses” table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR	3 YEARS
$21	$64

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). As a shareholder of the Portfolio the Fund bears its ratable share of the transaction costs associated with the portfolio turnover of the Portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The Fund’s portfolio turnover rate has been omitted because the Fund had not commenced investment operations as of the date of this Prospectus.

Principal Investment Strategies

There is no assurance that the Fund will achieve its investment objective, and you could lose money by investing in the Fund. The Fund seeks to achieve its investment objective by investing substantially all of its investable assets in the Equity 2000 Index Portfolio, which has the same investment objective as, and investment policies that are substantially similar to those of, the Fund.

The Portfolio uses a passive management strategy designed to track the performance of the Russell 2000. The Index is a well-known stock market index that includes common stocks of 2000 companies from a number of sectors representing a significant portion of the market value of all stocks publicly traded in the United States.

The Portfolio, is not managed according to traditional methods of “active” investment management, which involve the buying and selling of securities based upon economic,

3

financial and market analysis and investment judgment. Instead, the Portfolio, using a “passive” or “indexing” investment approach, attempts to replicate as closely as possible, before expenses, the performance of the Russell 2000 Index.

The Portfolio generally intends to invest in all 2000 stocks comprising the Russell 2000 in approximate proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all 2000 stocks in those weightings. In those circumstances, the Portfolio may purchase a sample of the stocks in the Index in proportions expected by the Portfolio’s investment adviser, SSgA Funds Management, Inc. (the “Adviser” or “SSgA FM”) to match generally the performance of the Index as a whole. In addition, from time to time stocks are added to or removed from the Index. The Portfolio may sell securities that are represented in the Index, or purchase securities that are not yet represented in the Index, in anticipation of their removal from or addition to the Index. Under normal market conditions, the Portfolio will not invest less than 80% of its total assets in stocks in the Index. Shareholders will receive 60 days’ notice prior to a change in the 80% investment policy.

In addition, the Portfolio may at times purchase or sell futures contracts on the Index, or options on those futures, in lieu of investing directly in the stocks making up the Index. The Portfolio might do so, for example, in order to increase its investment exposure pending investment of cash in the stocks comprising the Index. Alternatively, the Portfolio might use futures or options on futures to reduce its investment exposure in situations where it intends to sell a portion of the stocks in its portfolio but the sale has not yet been completed. The Portfolio may also enter into other derivatives transactions, including the use of options or swap transactions, to assist in attempting to replicate the performance of the Index. The Portfolio may also, to the extent permitted by applicable law, invest in shares of other mutual funds whose investment objectives and policies are similar to those of the Portfolio.

Principal Risks

General risks associated with the Fund’s and Portfolio’s investment policies and investment strategies are discussed below.

•	Stock Market Risk: Stock values could decline generally or could under-perform other investments.

•	Small Capitalization Risk: Because the Russell 2000 Index includes primarily stocks of small-capitalization (“small-cap”) companies, the Portfolio’s investments consist mainly of stocks of small-cap companies. Returns on investments in stocks of small U.S. companies could be more volatile than, or trail the returns on, investments in stocks of large-cap and mid-cap companies. Small companies may be more likely than mid-cap and large-cap companies to have relatively limited product lines, markets or financial resources, or depend on a few key employees.

•	Index Tracking Risk: The Portfolio’s return may not match the return of the Russell 2000 Index for a number of reasons. For example, the return on the securities and other investments selected by the Adviser may not correlate precisely with the return on the Index. The Portfolio incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities. The Portfolio may not be fully invested at times, either as a result of cash flows into or out of the Portfolio or reserves of cash held by the Portfolio to meet redemptions. The return on the sample of securities purchased by the Portfolio, or futures or other derivative positions taken by the Portfolio, to replicate the performance of the Index may not correlate precisely with the return of the Index.

•	Derivatives Risk. Derivative transactions typically involve leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested, and the Portfolio may not be able to close out a derivative transaction at a favorable time or price.

•	Passive Strategy/Index Risk. The Portfolio is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Portfolio may hold constituent securities of the Russell 2000 Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Portfolio’s return to be lower than if the Portfolio employed an active strategy.

•

Master/Feeder Structure Risk. Unlike a traditional mutual fund that invests directly in securities, the Fund pursues its objective by investing substantially all of its assets in the Equity 2000 Portfolio, which has substantially the same investment objectives, policies and restrictions as the Fund. The ability of the Fund to meet its investment objective is directly related to the ability of the Portfolio to meet its

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objective. The ability of the Fund to meet its objective may be adversely affected by the purchase and redemption activities of other investors in the Portfolio. The ability of the Fund to meet redemption requests depends on its ability to redeem its interest in the Portfolio. The Adviser also serves as investment adviser to the Portfolio. Therefore, conflicts may arise as the Adviser fulfills its fiduciary responsibilities to the Fund and the Portfolio. For example, the Adviser may have an economic incentive to maintain the Fund’s investment in the Portfolio at a time when it might otherwise choose not to do so.

THE FUND’S SHARES WILL CHANGE IN VALUE, AND YOU COULD LOSE MONEY BY INVESTING IN THE FUND. THE FUND MAY NOT ACHIEVE ITS INVESTMENT OBJECTIVE. AN INVESTMENT IN THE FUND IS NOT A DEPOSIT WITH A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

Performance

Performance information for the Fund has been omitted because the Fund had not commenced investment operations as of the date of this Prospectus.

Investment Adviser

SSgA FM serves as the investment adviser to the Fund and the Portfolio.

John A. Tucker and Karl Schneider will manage the Portfolio when it becomes operational.

Purchase and Sale of Fund Shares

Purchase Minimums

To establish an account	$25,000,000
To add to an existing account	No minimum

You may redeem Fund shares on any day the Fund is open for business.

You may redeem Fund shares by written request or wire transfer. Written requests should be sent to:

BY MAIL:

State Street Equity 2000 Index Fund

P.O. Box 8048

Boston, MA 02205-8048

BY OVERNIGHT:

State Street Equity 2000 Index Fund

30 Dan Road

Canton, MA 02021-2809

BY INTERMEDIARY:

If you wish to purchase or redeem Fund shares through a broker, bank or other financial intermediary (“Intermediary”), please contact that financial intermediary directly. Your financial intermediary may have different or additional requirements for opening an account and/or for the processing of purchase and redemption orders, or may be closed at times when the Fund is open.

Intermediaries may contact State Street Dealer Services Group at 617-662-7300 or email them at broker-dealerservices@statestreet.com with questions.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

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Additional Information About Principal Strategies and Risks of Investing in the Fund and Portfolio

EQUITY 2000 INDEX FUND

Principal Investment Strategies

There is no assurance that the Fund will achieve its investment objective, and you could lose money by investing in the Fund. The Fund seeks to achieve its investment objective by investing substantially all of its investable assets in the Equity 2000 Index Portfolio, which has the same investment objective as, and investment policies that are substantially similar to those of, the Fund.

The Portfolio uses a passive management strategy designed to track the performance of the Russell 2000. The Russell Index is a well-known stock market index that includes common stocks of 2000 companies from a number of sectors representing a significant portion of the market value of all stocks publicly traded in the United States.

The Portfolio is not managed according to traditional methods of “active” investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Instead, the Portfolio, using a “passive” or “indexing” investment approach, attempts to replicate as closely as possible, before expenses, the performance of the Russell 2000 Index.

The Portfolio generally intends to invest in all 2000 stocks comprising the Russell 2000 in approximate proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all 2000 stocks in those weightings. In those circumstances, the Portfolio may purchase a sample of the stocks in the Index in proportions expected by the Adviser to match generally the performance of the Index as a whole. In addition, from time to time stocks are added to or removed from the Index. The Portfolio may sell securities that are represented in the Index, or purchase securities that are not yet represented in the Index, in anticipation of their removal from or addition to the Index. Under normal market conditions, the Portfolio will not invest less than 80% of its total assets in stocks in the Index. Shareholders will receive 60 days’ notice prior to a change in the 80% investment policy.

In addition, the Portfolio may at times purchase or sell futures contracts on the Index, or options on those futures, in lieu of investing directly in the stocks making up the Index. The Portfolio might do so, for example, in order to increase its investment exposure pending investment of cash in the stocks comprising the Index. Alternatively, the Portfolio might use futures or options on futures to reduce its investment exposure in situations where it intends to sell a portion of the stocks in its portfolio but the sale has not yet been completed. The Portfolio may also enter into other derivatives transactions, including the use of options or swap transactions, to assist in attempting to replicate the performance of the Index. The Portfolio may also, to the extent permitted by applicable law, invest in shares of other mutual funds whose investment objectives and policies are similar to those of the Portfolio.

Changes in Policies. The Trust’s Board of Trustees may change the Fund’s investment strategies and other policies without shareholder approval, except as otherwise indicated. The Board of Trustees will not materially change the Fund’s investment objective without shareholder approval.

The Russell 2000 Index. The Russell 2000 Index is composed of approximately 2,000 common stocks, which are selected by Frank Russell Company (“Russell”), based upon market capitalization. Each year on May 31st, Russell ranks the 3,000 largest U.S. stocks by market capitalization in order to create the Russell 3000 Index, which represents approximately 98% of the total U.S. equity market. After the initial list of 3,000 eligible stocks is determined, the shares outstanding for each company are adjusted for corporate cross-ownership and large private holdings. The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe and includes approximately 2000 of the smallest securities of the Russell 3000® Index based on a combination of their market cap and current index membership. The Russell 2000 Index is a subset of the Russell 3000® Index representing approximately 10% of the total market capitalization of that index. The inclusion of a stock in the Russell 2000 Index in no way implies that Russell believes the stock to be an attractive investment, nor is Russell a sponsor or in any way affiliated with the Fund or Portfolio. The Russell 2000 Index only includes common stocks domiciled in the United States and its territories.

Index Futures Contracts and Related Options. The Portfolio may buy and sell futures contracts on the Russell 2000 Index and options on those futures contracts. An “index futures” contract is a contract to buy or sell units of an index at an agreed price on a specified future date. Depending on the change in value of the Index between the time when the Portfolio enters into and closes out an index future or option transaction, the Portfolio realizes a gain or loss. Options and futures transactions involve risks. For example, it is possible that changes in the prices of futures contracts on the Index will not correlate precisely with changes in the value of the Index. In those cases, use of futures contracts and related options might decrease the correlation between the return of the Portfolio and the return of the Index. In addition, the Portfolio incurs transaction costs in entering into, and closing out, positions in futures contracts and related options. These costs typically have the

6

effect of reducing the correlation between the return of the Portfolio and the return of the Index. Because the secondary market for futures contracts and options may be illiquid, the Portfolio may have to hold a contract or option when the Adviser would otherwise have sold it, or it may only be able to sell at a price lower than what the Adviser believes is the fair value of the contract or option, thereby potentially reducing the return of the Portfolio.

Other Derivative Transactions. The Portfolio may enter into derivatives transactions involving options and swaps. These transactions involve many of the same risks as those described above under “Index Futures Contracts and Related Options.” In addition, since many of such transactions are conducted directly with counterparties, and not on an exchange or board of trade, the Portfolio’s ability to realize any investment return on such transactions may depend on the counterparty’s ability or willingness to meet its obligations.

Real Estate Investment Trusts. The Fund may invest in real estate investment trusts (“REITs”). REITs involve certain special risks in addition to those risks associated with investing in the real estate industry in general (such as possible declines in the value of real estate, lack of availability of mortgage funds or extended vacancies of property). Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. Additionally, with respect to mortgage REITS, the effective maturity and market value of a fund’s securities can be expected to fluctuate in response to changes in interest rates. REITs are also dependent upon management skills, are subject to heavy cash flow dependency, risks of default by borrowers, and self-liquidation. REITs are subject to the possibilities of failing to qualify for tax-free pass-through of income under the Internal Revenue Code, and failing to maintain their exemptions from registration under the Investment Company Act of 1940, as amended (the “1940 Act”). Investing in REITs involves risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in limited volume and may be subject to more volatility than other investments. It is likely there will be less governmental action in the near future to maintain low interest rates. The negative impact on mortgage REITs from the resulting rate increases for that and other reasons could be swift and significant.

Securities Lending. The Portfolio may lend portfolio securities with a value of up to 33 1⁄3% of its total assets. For these purposes, total assets shall include the value of all assets received as collateral for the loan. Such loans may be terminated at any time, and the Portfolio will receive cash or other obligations as collateral. In a loan transaction, as compensation for lending its securities, the Portfolio will receive a portion of the dividends or interest accrued on the securities held as collateral or, in the case of cash collateral, a portion of the income from the investment of such cash. In addition, the Portfolio will receive the amount of all dividends, interest and other distributions on the loaned securities. However, the borrower has the right to vote the loaned securities. The Portfolio will call loans to vote proxies if a material issue affecting the investment is to be voted upon. Should the borrower of the securities fail financially, the Portfolio may experience delays in recovering the securities or exercising its rights in the collateral. Loans are made only to borrowers that are deemed by the securities lending agent to be of good financial standing. In a loan transaction, the Portfolio will also bear the risk of any decline in value of securities acquired with cash collateral. The Portfolio will attempt to minimize this risk by limiting the investment of cash collateral to high quality instruments of short maturity. This strategy is not used to leverage the Portfolio.

Temporary Defensive Positions. From time to time, a Portfolio may take temporary defensive positions in attempting to respond to adverse market, economic or other conditions. Temporary defensive positions may be taken, for example, to preserve capital or if a Portfolio is unable to acquire the types of securities in which it normally invests. Temporary defensive positions may include, but are not limited to, investment in U.S. government securities, repurchase agreements collateralized by such securities, the maintenance of uninvested cash, or investment in cash equivalents. A Portfolio’s holdings in temporary defensive positions may be inconsistent with the Portfolio’s principal investment strategy, and, as a result, the Portfolio may not achieve its investment objective.

Comparison Index. The Russell 2000 is a capitalization-weighted index of 2000 industry-leading stocks. The Russell 2000 is unmanaged and does not reflect the actual cost of investing in the instruments that comprise the Index. Additionally, the returns of the Russell 2000 Index do not reflect the effect of fees, expenses and taxes.

Portfolio Holdings Disclosure

The Fund’s portfolio holdings disclosure policy is described in the Statement of Additional Information (“SAI”).

Management and Organization

The Fund and the Portfolio. The Fund is a separate, diversified series of the State Street Institutional Investment Trust (the “Trust”), which is an open-end management investment company organized as a business trust under the laws of the Commonwealth of Massachusetts.

The Fund invests as part of a “master-feeder” structure. The Fund currently seeks to achieve its investment objective by investing substantially all of its investable assets in the Equity

7

2000 Index Portfolio, a separate mutual fund, that has a substantially identical investment objective, investment policies, and risks as the Fund. All discussions about the Fund’s investment objective, policies and risks should be understood to refer also to the investment objectives, policies and risks of the Portfolio.

The Fund can withdraw its investment in the Portfolio if, at any time, the Fund’s Board of Trustees determines that it would be in the best interests of the Fund’s shareholders, or if the investment objectives of the Portfolio changed so that they were inconsistent with the objectives of the Fund. If the Fund withdraws its investment from the Portfolio, the Fund may invest all of its assets in another mutual fund that has the same investment objective as the Fund, the Adviser may directly manage the Fund’s assets, or the Board may take such other action it deems appropriate and in the best interests of shareholders of the Fund, which may include liquidation of the Fund.

The Adviser. State Street Global Advisors (“SSgA”) is the investment management arm of State Street Corporation, a publicly held bank holding company. SSgA is one of the world’s largest institutional money managers, and uses quantitative and traditional techniques to manage approximately $2.34 trillion in assets as of December 31, 2013. SSgA FM, a wholly-owned subsidiary of State Street Corporation, is the investment adviser to the Fund and the Portfolio, and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Advisers Act of 1940, as amended. SSgA FM had approximately $334.95 billion in assets under management as of December 31, 2013. The Portfolio’s management fee payable to the Adviser is 0.10% of the Portfolio’s average daily net assets. The Fund has entered into an investment advisory agreement with the Adviser, pursuant to which the Adviser will manage the Fund’s assets directly, for compensation paid at an annual rate of 0.10% of the Fund’s average daily net assets, in the event that the Fund were to cease investing substantially all of its assets in the Portfolio. The Adviser does not receive any fees from the Fund under that agreement so long as the Fund continues to invest substantially all of its assets in the Portfolio or in another investment company. The Adviser places all orders for purchases and sales of the Portfolio’s investments.

A summary of the factors considered by the Board of Trustees in connection with the renewal of the investment advisory agreement for the Fund will be available in the Fund’s annual report or semi-annual report, as applicable, after the Fund commences operations.

The Adviser manages the Portfolio using a team of investment professionals. The team approach is used to create an environment that encourages the flow of investment ideas. The portfolio managers within the team work together in a cohesive manner to develop and enhance techniques that drive the investment process for the respective investment strategy. This approach requires portfolio managers to share a variety of responsibilities including investment strategy and analysis while retaining responsibility for the implementation of the strategy within any particular portfolio. The approach also enables the team to draw upon the resources of other groups within the firm. Each portfolio management team is overseen by the SSgA Investment Committee. Key professionals involved in the day-to-day portfolio management for the Portfolio include the following:

John A. Tucker, CFA

Mr. Tucker is a Senior Managing Director of SSgA and SSgA FM, and Co-Head of Passive Equity Strategies in North America. He is responsible for overseeing the management of all equity index strategies and Exchange Traded Funds managed in North America. He is a member of the Senior Leadership Team.

Previously, Mr. Tucker was head of the Structured Products group in SSgA’s London office, where he was responsible for the management of all index strategies in SSgA’s second largest investment center. Prior to joining the investment management group, he was the Operations Manager for SSgA’s International Structured Products group, where he was responsible for the operations staff and functions. He joined State Street in 1988 and has served as a Portfolio Manager of the Portfolio since its inception.

Mr. Tucker received a BA from Trinity College and an MS in Finance from Boston College. He has also earned the Chartered Financial Analyst designation and is a member of the Boston Security Analysts Society and the CFA Institute. In addition, Mr. Tucker is a member of the Russell Index Client Advisory Board and the S&P U.S. Index Advisory Panel.

Karl Schneider, CAIA

Mr. Schneider is a Vice President of SSgA and SSgA FM, and Head of US Equity Strategies for the Global Equity Beta Solutions (“GEBS”) team, where in addition to overseeing the management of the US equity index strategies, he also serves as a portfolio manager for a number of the group’s passive equity portfolios. Previously within GEBS, he served as a portfolio manager and product specialist for synthetic beta strategies, including commodities, buy/write, and hedge fund replication. Mr. Schneider is also a member of the SSgA Derivatives Committee.

Prior to joining the GEBS team, Mr. Schneider worked as a portfolio manager in SSgA’s Currency Management Group, managing both active currency selection and traditional passive hedging overlay port- folios. Mr. Schneider joined

8

SSgA in 1996 and has served as a Portfolio Manager of the Portfolio since its inception.

Mr. Schneider holds a BS in Finance and Investments from Babson College and also an MS in Finance from Boston College. He has earned the Chartered Alternative Investment Analyst designation and is a member of the CAIA Association.

Additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities in the Fund and the Portfolio is available in the SAI.

The Adviser’s principal address is State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111.

The Administrator, Custodian, and Transfer Agent and Dividend Disbursing Agent. State Street Bank and Trust Company (“State Street”), a subsidiary of State Street Corporation, is the administrator, custodian, transfer agent and dividend disbursing agent for the Fund.

The Distributor. State Street Global Markets, LLC serves as the Fund’s distributor (the “Distributor” or “SSGM”) pursuant to the Distribution Agreement between the Distributor and the Trust.

Shareholder Information

Determination of Net Asset Value. The Fund determines its net asset value (“NAV”) per share once each business day as of the close of regular trading on the NYSE. Pricing does not occur on NYSE holidays. A business day is one on which the NYSE is open for regular trading. The Federal Reserve is closed on certain holidays on which the NYSE is open. These holidays are Columbus Day and Veterans Day. On these holidays, you will not be able to purchase shares by wiring Federal Funds because Federal Funds wiring does not occur on days when the Federal Reserve is closed. The NAV per share is based on the market value of the investments held in the Fund. The NAV per share is calculated by dividing the assets less liabilities of the Fund by the number of shares outstanding. The Fund values each security or other investment pursuant to guidelines adopted by the Board of Trustees. Securities or other investments may be valued at fair value, as determined in good faith and pursuant to procedures approved by the Portfolio’s Board of Trustees, under certain limited circumstances. For example, fair value pricing may be used when market quotations are not readily available or reliable, such as when (i) trading for a security is restricted; or (ii) a significant event, as determined by the Adviser, that may affect the value of one or more securities or other investments held by the Fund occurs after the close of a related exchange but before the determination of the Fund’s NAV. Attempts to determine the fair value of securities or other investments introduce an element of subjectivity to the pricing of securities or other investments. As a result, the price of a security or other investment determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the price the Fund would have received had it sold the investment. To the extent that the Fund invests in the shares of other registered open-end investment companies that are not traded on an exchange (mutual funds), such shares are valued at their published net asset values per share as reported by the funds. The prospectuses of these funds explain the circumstances under which the funds will use fair value pricing and the effects of using fair value pricing.

Purchasing Shares. Investors pay no sales load to invest in the Fund. The price for Fund shares is the NAV per share. Orders received in good form (a purchase order is in good form if it meets the requirements implemented from time to time by the Fund or its Transfer Agent, and for new accounts includes submission of a completed and signed application and all documentation necessary to open an account) will be priced at the NAV next calculated after the order is accepted by the Fund.

The minimum initial investment in the Fund is $25 million, although the Adviser may waive the minimum in its discretion. There is no minimum subsequent investment. The Fund intends to be as fully invested as is practicable; therefore, investments must be made either in Federal Funds (i.e., monies credited to the account of the Fund’s custodian bank by a Federal Reserve Bank) or securities (“in-kind”) acceptable to the Adviser. (Please consult your tax adviser regarding in-kind transactions.) (If you purchase shares by check, your order will not be in good form until the Fund’s transfer agent receives federal funds for the check.) The Fund reserves the right to cease accepting investments at any time or to reject any purchase order.

If you are purchasing through an Intermediary, please contact your intermediary as their requirements may differ.

BY MAIL:

An initial investment in the Fund must be preceded or accompanied by a completed, signed Institutional Account Application Form, sent to:

State Street Institutional Equity 2000 Index Fund

P.O. Box 8048

Boston, MA 02205-8048

BY OVERNIGHT:

State Street Institutional Equity 2000 Index Fund

30 Dan Road

Canton, MA 02021-2809

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BY TELEPHONE/FAX:

An initial investment in the Fund must be preceded or accompanied by a completed, signed Institutional Account Application Form, faxed to (816) 218-0400. Call the Fund at (866) 392-0869 between the hours of 8:00 a.m. ET and 5:00 p.m. ET to:

•	confirm receipt of the faxed Institutional Account Application Form (initial purchases only),

•	request your new account number (initial purchases only),

•	confirm the amount being wired and wiring bank,

•	receive a confirmation number for your purchase order (your trade is not effective until you have received a confirmation number from the Fund),

For your initial investment, send the original, signed Institutional Account Application Form to the address above.

WIRE INSTRUCTIONS:

Instruct your bank to transfer money by Federal Funds wire to:

State Street Bank and Trust Company

1 Iron Street

Boston, MA 02110

ABA# 011000028

DDA# 9905-801-8

State Street Institutional Equity 2000 Index Fund

Account Number

Account Registration

You will not be able to redeem shares from the account until the original Application has been received. The Fund and its agents are not responsible for transfer errors by the sending or receiving bank and will not be liable for any loss incurred due to a wire transfer not having been received.

In accordance with certain federal regulations, the Trust is required to obtain, verify and record information that identifies each entity that applies to open an account. For this reason, when you open (or change ownership of) an account, the Trust will request certain information, including your name, address and taxpayer identification number, which will be used to verify your identity. If you are unable to provide sufficient information to verify your identity, the Trust will not open an account for you. As required by law, the Trust may employ various procedures, such as comparing your information to fraud databases or requesting additional information and documentation from you, to ensure that the information supplied by you is correct. The Trust reserves the right to reject any purchase order for any reason, including failure to provide the Trust with information necessary to confirm your identity as required by law.

Redeeming Shares. An investor may redeem all or any portion of its investment at the NAV next determined after it submits a redemption request, in proper form, to the Fund. The Fund will pay the proceeds of the redemption either in Federal Funds or in securities at the discretion of the Adviser, normally on the next Fund business day after the redemption, but in any event no more than seven days after the redemption. (Please consult your tax adviser regarding in-kind transactions.) The right of any investor to receive payment with respect to any redemption may be suspended or the payment of the redemption proceeds postponed during any period in which the NYSE is closed (other than weekends or holidays) or trading on the NYSE is restricted or, to the extent otherwise permitted by the 1940 Act, as amended, if an emergency exists.

If your account is held through an Intermediary, please contact them for additional assistance and advice on how to redeem your shares.

If you are redeeming some, but not all, of your shares, your remaining account balance should be above $1,000,000 and subsequent purchases of shares of the Fund may be rejected unless, after such purchase, your account balance will be at or greater than $1,000,000. A request for a partial redemption by an investor whose account balance is below the minimum amount or a request for partial redemption by an investor that would bring the account below the minimum amount may be treated as a request for a complete redemption of the account. These minimums may be different for investments made through certain financial intermediaries as determined by their policies and may be waived in the Adviser’s discretion. The Fund reserves the right to modify or waive its minimum account requirements at any time with or without prior notice. The Fund also reserves the right to involuntarily redeem an investor’s account if the investor’s account balance falls below the applicable minimum amount due to transaction activity. Notification will be sent to the shareholder giving the shareholder 60 days to increase the account to the required minimum or the account may be closed.

BY MAIL

Send a signed letter to:

State Street Institutional Equity 2000 Index Fund

P.O. Box 8048

Boston, MA 02205-8048

The letter should include information necessary to process your request as described below. The Fund may require a

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medallion guarantee in certain circumstances. See “Medallion Guarantees” below.

BY OVERNIGHT:

State Street Institutional Equity 2000 Index Fund

30 Dan Road

Canton, MA 02021-2809

BY TELEPHONE

(866) 392-0869

Between the hours of 8:00 a.m. and 5:00 p.m. ET.

The Fund will need the following information to process your redemption request:

•	name(s) of account owners;

•	account number(s);

•	the name of the Fund;

•	your daytime telephone number; and

•	the dollar amount or number of shares being redeemed

On any day that the Fund calculates its NAV earlier than normal, the Fund reserves the right to adjust the times noted above for purchasing and redeeming shares, except the 9:00 a.m. ET beginning time.

Medallion Guarantees. Certain redemption requests must include a medallion guarantee for each registered account owner if any of the following apply:

•	Your account address has changed within the last 10 business days.

•	A wire is being made payable to someone other than the account owner.

•	Redemption proceeds are being transferred to an account with a different registration.

•	A wire is being sent to a financial institution other than the one that has been established on your Fund account.

•	Other unusual situations as determined by the Fund’s transfer agent.

The Fund reserves the right to waive medallion guarantee requirements, require a medallion guarantee under other circumstances or reject or delay a redemption if the medallion guarantee is not in good form. Medallion guarantees may be provided by an eligible financial institution such as a commercial bank, a FINRA member firm such as a stock broker, a savings association or a national securities exchange. A notary public cannot provide a medallion guarantee. The Fund reserves the right to reject a medallion guarantee if it is not provided by a STAMP Medallion guarantor.

Cost Basis Reporting. Upon the redemption of your shares in the Fund, the Fund or, if you purchase your shares through a financial intermediary, your financial intermediary, generally will be required to provide you and the IRS with cost basis and certain other related tax information about the Fund shares you redeemed. Please consult your financial intermediary, as appropriate, for more information regarding available methods for cost basis reporting and how to select or change a particular method. Please consult your tax advisor to determine which available cost basis method is best for you.

About Mail Transactions. If you choose to purchase or redeem shares by sending instructions by regular mail, they will not be deemed received in good order until they are released by the post office and redelivered to the Transfer Agent’s physical location at 30 Dan Road, Canton, MA 02021-2809. There will be a time lag, which may be one or more days, between regular mail receipt at the Boston post office box and redelivery to such physical location and a Fund’s net asset value may change over those days. You might consider using express rather than regular mail if you believe time of receipt of your transaction request to be sensitive.

Policies to Prevent Market Timing. Frequent purchases and redemptions of Fund shares may present risks for other shareholders of the Fund, which may include, among other things, interference in the efficient management of the Fund’s portfolio, dilution in the value of Fund shares held by long-term shareholders, increased brokerage and administrative costs and forcing the Fund to hold excess levels of cash.

The Fund is intended as a long-term investment. Therefore, the Trust’s Board of Trustees has adopted policies and procedures designed to detect and prevent inappropriate short-term trading activity that is harmful to the Fund. Because most of the interests in the Fund are held by investors indirectly through one or more financial intermediaries, the Fund does not generally have information about the identity of those investors or about transactions effected by those investors. Rather, the Fund and its service providers periodically review cash inflows and outflows from and to those intermediaries in an attempt to detect inappropriate trading activity by investors holding shares through those intermediaries. The Fund may seek to obtain underlying account trading activity information from financial intermediaries when, in the Adviser’s judgment, the trading activity suggests possible market timing. There is no assurance that the Fund or the Adviser will be able to

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determine whether trading by an investor holding shares through a financial intermediary is engaged in trading activity that may be harmful to the Fund or its shareholders.

The Fund reserves the right in its discretion to reject any purchase, in whole or in part including, without limitation, by a person whose trading activity in Fund shares the Adviser believes could be harmful to the Fund. The Fund may decide to restrict purchase activity in its shares based on various factors, including, without limitation, whether frequent purchase and sale activity will disrupt portfolio management strategies and adversely affect performance. There can be no assurance that the Fund, the Adviser or State Street will identify all frequent purchase and sale activity affecting the Fund.

Distribution Arrangements and Rule 12b-1 Fees

The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act under which the Fund may compensate its distributor (or others) for services in connection with the distribution of the Fund’s shares and for services provided to Fund shareholders (the “Plan”). The Plan calls for payments at an annual rate (based on average daily net assets) of 0.25% of the Fund’s net assets. Because these fees are paid out of the assets of the Fund on an ongoing basis, they will increase the cost of your investment and may cost you more over time than paying other types of sales charges. Long-term shareholders of the Fund may pay more in Rule 12b-1 fees than the economic equivalent of the maximum front-end sales charge permitted by the Financial Industry Regulatory Authority, Inc. (“FINRA”).

In addition to payments under the Plan, the Fund reimburses SSGM or its affiliates for payments it makes to financial intermediaries that provide certain administrative, recordkeeping, and account maintenance services, including services described below under “Other Payments to Financial Intermediaries.” The amount of the reimbursement is calculated in a manner approved by the Trustees and is reviewed by the Trustees periodically.

Because the Fund pays distribution and other fees for the sale of their shares and for services provided to shareholders out of the Fund’s assets on an ongoing basis, over time those fees will increase the cost of your investment and may cost you more than paying other types of sales loads.

The Fund may pay distribution fees and other amounts described in this Prospectus at a time when shares of the Fund are unavailable for purchase.

Other Payments to Financial Intermediaries

Financial intermediaries are firms that, for compensation, sell shares of mutual funds, including the Fund, and/or provide certain administrative and account maintenance services to mutual fund shareholders. Financial intermediaries may include, among others, brokers, financial planners or advisors, banks, and insurance companies.

In some cases, a financial intermediary may hold its clients’ Fund shares in nominee or street name. Shareholder services provided by a financial intermediary may (though they will not necessarily) include, among other things: processing and mailing trade confirmations, periodic statements, prospectuses, annual reports, semiannual reports, shareholder notices, and other SEC-required communications; capturing and processing tax data; issuing and mailing dividend checks to shareholders who have selected cash distributions; preparing record date shareholder lists for proxy solicitations; collecting and posting distributions to shareholder accounts; and establishing and maintaining systematic withdrawals and automated investment plans and shareholder account registrations.

The compensation paid by SSGM or its affiliates to a financial intermediary is typically paid continually over time, during the period when the intermediary’s clients hold investments in the Fund. The amount of continuing compensation paid by SSGM or its affiliates to different financial intermediaries for distribution and/or shareholder services varies. The compensation is typically a percentage of the value of the financial intermediary’s clients’ investments in the Fund or a per account fee. The variation in compensation may, but will not necessarily, reflect enhanced or additional services provided by the intermediary.

SSGM and its affiliates (including SSgA FM), at their own expense and out of their own assets, may also provide other compensation to financial intermediaries in connection with sales of the Fund’s shares or the servicing of shareholders or shareholder accounts. Such compensation may include, but is not limited to, financial assistance to financial intermediaries in connection with conferences, sales, or training programs for their employees; seminars for the public; advertising or sales campaigns; or other financial intermediary-sponsored special events. In some instances, this compensation may be made available only to certain financial intermediaries whose representatives have sold or are expected to sell significant amounts of shares. Dealers may not use sales of the Fund’s shares to qualify for this compensation to the extent prohibited by the laws or rules of any state or any self-regulatory agency, such as FINRA.

If payments to financial intermediaries by the distributor or adviser for a particular mutual fund complex exceed payments by other mutual fund complexes, your financial advisor and

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the financial intermediary employing him or her may have an incentive to recommend that fund complex over others. Please speak with your financial advisor to learn more about the total amounts paid to your financial advisor and his or her firm by SSGM and its affiliates and by sponsors of other mutual funds he or she may recommend to you. You should also consult disclosures made by your financial intermediary at the time of purchase.

Dividends, Distributions and Tax Considerations

Income dividends and capital gains distributions of the Fund will be declared and paid at least annually.

The following discussion is a summary of some important U.S. federal tax considerations generally applicable to investments in the Fund. Your investment in the Fund may have other tax implications. Please consult your tax advisor about foreign, federal, state, local or other tax laws applicable to you. Investors, including non-U.S. investors, should consult the Statement of Additional Information tax section for more complete disclosure.

The Fund has elected to be treated as a regulated investment company and intends each year to qualify and to be eligible to be treated as such. A regulated investment company is generally not subject to tax at the corporate level on income and gains that are distributed to shareholders. However, the Fund’s failure to qualify as a regulated investment company would result in corporate level taxation, and consequently, a reduction in income available for distribution to shareholders.

For federal income tax purposes, distributions of investment income are generally taxable to you as ordinary income. Taxes on distributions of capital gains generally are determined by how long the Portfolio owned the investments that generated them, rather than how long you have owned your Fund shares. Distributions are taxable to you even if they are paid from income or gains earned by the Fund before your investment (and thus were included in the price you paid for your shares). Distributions may also be subject to state and local taxes and are taxable whether you receive them in cash or reinvest them in additional shares. Distributions of net capital gains (that is, the excess of net long-term capital gains over net short-term capital losses) from the sale of investments that the Portfolio owned for more than one year that are properly reported by the Fund as capital gain dividends generally will be treated as long-term capital gain includible in your net capital gain and taxed to individuals at reduced rates. Distributions of gains from investments that the Portfolio owned for one year or less generally will be taxable to you as ordinary income. Distributions of investment income reported by the Fund as derived from “qualified dividend income” are taxed to individuals at the rates applicable to net capital gain, provided holding period and other requirements are met by both the shareholder and the Fund.

Any gain resulting from the redemption of Fund shares will generally also be taxable to you as either short-term or long-term capital gain, depending upon how long you held your shares in the Fund.

A 3.8% Medicare contribution tax is imposed on the “net investment income” of individuals, estates and trusts whose income exceeds certain threshold amounts. Net investment income generally includes for this purpose dividends paid by the Fund, including any capital gain dividends, and net capital gains recognized on the redemption of shares of the Fund.

If you are not a citizen or permanent resident of the United States, the Fund’s ordinary income dividends will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies or unless such income is effectively connected with a U.S. trade or business. For distribution with respect to taxable years of the Fund beginning before January 1, 2014, the Fund was able, under certain circumstances, to report in a written notice to shareholders all or a portion of a dividend as an “interest-related dividend” or a “short-term capital gain dividend” that if received by a non-resident alien or foreign entity generally was exempt from the 30% U.S. withholding tax, provided that certain other requirements are met. These exemptions have expired for distributions with respect to taxable years of the Fund beginning on or after January 1, 2014. Therefore, as of the date of this Prospectus, the Fund (or intermediary, as applicable) is currently required to withhold on distributions to non-resident aliens or foreign entities attributable to net interest or short-term capital gains that were formerly eligible for this withholding exemption. It is currently unclear whether Congress will extend this exemption for distributions with respect to taxable years of the Fund beginning on or after January 1, 2014, or what the terms of such an extension would be, including whether such extension would have retroactive effect.

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Financial Highlights

The Financial Highlights table is not presented because the Fund had not commenced operations as of the date of this Prospectus.

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For more information about STATE STREET EQUITY 2000 INDEX FUND:

The Fund’s SAI includes additional information about the Fund and is incorporated by reference into this document.

The SAI and the Fund’s annual and semi-annual reports are available, without charge, upon request. Shareholders in the Fund may make inquiries to the Fund to receive such information by calling (877) 521-4083 or the customer service center at the telephone number shown in the accompanying contract prospectus, if applicable. The Fund does not have an Internet website.

Information about the Fund (including the SAI) can be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at
1-202-942-8090. Reports and other information about the Fund are available free of charge on the EDGAR Database on the Commission’s Internet site at http://www.sec.gov. Copies of this information also may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission’s Public Reference Section, Washington, D.C. 20549-1520.

SSgA FUNDS MANAGEMENT, INC.

State Street Financial Center

One Lincoln Street

Boston, Massachusetts 02111

The State Street Institutional Investment Trust’s Investment Company Act File Number is 811-09819.

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STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET AGGREGATE

BOND INDEX FUND

PROSPECTUS DATED APRIL 30, 2014

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THE STATE STREET AGGREGATE BOND INDEX FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

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Fund Summary

Investment Objective

The investment objective of the State Street Aggregate Bond Index Fund (the “Fund”) is to replicate as closely as possible before expenses, the performance of the Barclays U.S. Aggregate Index (the “U.S. Aggregate Index”).

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The expenses shown in the table and the Example reflect the expenses of the Fund and the Fund’s proportionate share of the expenses of State Street Aggregate Bond Index Portfolio (the “Aggregate Bond Index Portfolio” or the “Portfolio”).

Annual Fund Operating Expense

(expenses that you pay each year as a percentage of the value of your investment)(1)

Management Fee	0.10%
Distribution (12b-1) Fees	0.25%
Other Expenses (2)	0.10%
Total Annual Fund Operating Expenses	0.45%

(1)	Amounts reflect the total expenses of the Portfolio and the Fund.
(2)	Other Expenses are based on estimated amounts for the current fiscal year.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR	3 YEARS
$ 46	$145

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). As a shareholder of the Portfolio the Fund bears its ratable share of the transaction costs associated with the portfolio turnover of the Portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The Fund’s portfolio turnover rate has been omitted because the Fund had not commenced investment operations as of the date of this Prospectus.

Principal Investment Strategies

There is no assurance that the Fund will achieve its investment objective, and you could lose money by investing in the Fund. The Fund seeks to achieve its investment objective by investing substantially all of its investable assets in the Aggregate Bond Index Portfolio, which has the same investment objective as, and investment policies that are substantially similar to those of, the Fund.

The Portfolio uses a passive management strategy designed to track the performance of the U.S. Aggregate Index. The U.S. Aggregate Index is a well-known fixed-income securities index, that represents investment grade debt securities and includes U.S. government securities, mortgage-backed securities and corporate debt securities.

The Portfolio is not managed according to traditional methods of “active” investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Instead, the Portfolio, using a “passive” or “indexing” investment approach, attempts to replicate as closely as possible, before expenses, the performance of the U.S. Aggregate Index.

The Portfolio’s investment adviser, SSgA Funds Management, Inc. (the “Adviser” or “SSgA FM”), seeks to track the performance of the U.S. Aggregate Index by investing in debt securities and other investments that are representative of the U.S. Aggregate Index as a whole. Due to the large number of securities in the U.S. Aggregate Index and the fact that certain Index securities are unavailable for purchase, complete replication is not possible. Rather, the Portfolio intends to select securities that the Adviser believes will track the U.S. Aggregate Index in terms of industry weightings, market capitalization and other characteristics. Under normal market conditions, the Portfolio will not invest less than 80% of its total assets in securities in the Index. Shareholders will receive

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60 days’ notice prior to a change in the 80% investment policy.

The Portfolio may make direct investments in U.S. government securities; corporate debt securities; mortgage-backed and other asset-backed securities; commercial paper, notes, and bonds issued by domestic and foreign corporations; and instruments of U.S. and foreign banks, including certificates of deposit, time deposits, letters of credit, and bankers’ acceptances. Securities in which the Portfolio invests may be fixed-income securities, zero-coupon securities, or variable rate securities.

In addition, the Portfolio may at times purchase or sell futures contracts on fixed-income securities, or options on those futures, in lieu of investing directly in fixed-income securities themselves. The Portfolio may also purchase or sell futures contracts and options on the U.S. Aggregate Index (or other fixed-income securities indices), if and when they become available. The Portfolio might do so, for example, in order to adjust the interest-rate sensitivity of the Portfolio to bring it more closely in line with that of the Index. It might also do so to increase its investment exposure pending investment of cash in the bonds comprising the Index or to reduce its investment exposure in situations where it intends to sell a portion of the securities in its portfolio but the sale has not yet been completed. The Portfolio may also enter into other derivatives transactions, including the use of options or swap transactions, to assist in attempting to replicate the performance of the Index. The Portfolio may also, to the extent permitted by applicable law, invest in shares of other mutual funds whose investment objectives and policies are similar to those of the Portfolio.

Principal Risks

•	Risks of Investing Principally in Debt Securities.

•	Values of debt securities could decline generally in response to changes in interest rates or other factors. In general, the price of a debt security will fall when interest rates rise and will rise when interest rates fall. Securities with longer maturities may be more sensitive to interest rate changes than securities with shorter maturities.

•	Returns on investments in debt securities could trail the returns on other investment options, including investments in equity securities.

•	Issuers of the Portfolio’s investments may not make timely payments of interest and principal or may fail to make such payments at all.

•	Index Tracking Risk. The Portfolio’s return may not match the return of the Index for a number of reasons. For example, the return on the securities and other investments selected by the Adviser may not correlate precisely with the return on the Index. The Portfolio incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities. The Portfolio may not be fully invested at times, either as a result of cash flows into the Portfolio or reserves of cash held by the Portfolio to meet redemptions. The return on the sample of securities purchased by the Portfolio, or futures or other derivative positions taken by the Portfolio, to replicate the performance of the Index may not correlate precisely with the return of the Index.

•	Interest Rate Risk — The risk that interest rates will rise, causing the value of the Portfolio’s investments to fall. Also, the risk that as interest rates decline, the amount of income the Portfolio receives on its new investments generally will decline.

•	Derivatives Risk. Derivative transactions typically involve leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested, and the Portfolio may not be able to close out a derivative transaction at a favorable time or price.

•	Master/Feeder Structure Risk. Unlike a traditional mutual fund that invests directly in securities, the Fund pursues its objective by investing substantially all of its assets in the Portfolio with substantially the same investment objectives, policies and restrictions as the Fund. The ability of the Fund to meet its investment objective is directly related to the ability of the Portfolio to meet its objective. The ability of the Fund to meet its objective may be adversely affected by the purchase and redemption activities of other investors in the Portfolio. The ability of the Fund to meet redemption requests depends on its ability to redeem its interest in the Portfolio. The Adviser also serves as investment adviser to the Portfolio. Therefore, conflicts may arise as the Adviser fulfills its fiduciary responsibilities to the Fund and the Portfolio. For example, the Adviser may have an economic incentive to maintain the Fund’s investment in the Portfolio at a time when it might otherwise choose not to do so.

•

Passive Strategy/Index Risk. The Portfolio is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Portfolio may hold constituent securities of the U.S. Aggregate Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market

4

conditions or the performance of individual securities could cause the Portfolio’s return to be lower than if the Portfolio employed an active strategy.

THE FUND’S SHARES WILL CHANGE IN VALUE, AND YOU COULD LOSE MONEY BY INVESTING IN THE FUND. THE FUND MAY NOT ACHIEVE ITS INVESTMENT OBJECTIVE. AN INVESTMENT IN THE FUND IS NOT A DEPOSIT WITH A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

Performance

Performance information for the Fund has been omitted because the Fund had not commenced investment operations as of the date of this Prospectus.

Investment Adviser

SSgA FM serves as the investment adviser to the Fund and to the Portfolio.

Purchase and Sale of Fund Shares

Purchase Minimums

To establish an account	$25,000,000
To add to an existing account	No minimum

You may redeem Fund shares on any day the Fund is open for business.

You may redeem Fund shares by written request or wire transfer. Written requests should be sent to:

BY MAIL:

State Street Aggregate Bond Index Fund

P.O. Box 8048

Boston, MA 02205-8048

BY OVERNIGHT:

State Street Aggregate Bond Index Fund

30 Dan Road

Canton, MA 02021-2809

BY INTERMEDIARY:

If you wish to purchase or redeem Fund shares through a broker, bank or other financial intermediary (“Intermediary”), please contact that financial intermediary directly. Your financial intermediary may have different or additional requirements for opening an account and/or for the processing of purchase and redemption orders, or may be closed at times when the Fund is open.

Intermediaries may contact State Street Dealer Services Group at 617-662-7300 or email them at broker-dealerservices@statestreet.com with questions.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

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Additional Information About Principal Investment Strategies and Risks of Investing in the Fund and Portfolio

AGGREGATE BOND INDEX FUND

Principal Investment Strategies

There is no assurance that the Fund will achieve its investment objective, and you could lose money by investing in the Fund. The Fund seeks to achieve its investment objective by investing substantially all of its investable assets in the Aggregate Bond Index Portfolio, which has the same investment objective as, and investment policies that are substantially similar to those of, the Fund.

The Portfolio uses a passive management strategy designed to track the performance of the U.S. Aggregate Index. The U.S. Aggregate Index is a well- known fixed-income securities index, that represents investment grade debt securities and includes U.S. government securities, mortgage- backed securities and corporate debt securities.

The Portfolio is not managed according to traditional methods of “active” investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Instead, the Portfolio, using a “passive” or “indexing” investment approach, attempts to replicate as closely as possible, before expenses, the performance of the U.S. Aggregate Index.

The Adviser seeks to track the performance of the U.S. Aggregate Index by investing in debt securities and other investments that are representative of the U.S. Aggregate Index as a whole. Due to the large number of securities in the U.S. Aggregate Index and the fact that certain Index securities are unavailable for purchase, complete replication is not possible. Rather, the Portfolio intends to select securities that the Adviser believes will track the U.S. Aggregate Index in terms of industry weightings, market capitalization and other characteristics. Under normal market conditions, the Portfolio will not invest less than 80% of its total assets in securities in the Index. Shareholders will receive 60 days’ notice prior to a change in the 80% investment policy.

The Portfolio may make direct investments in U.S. government securities; corporate debt securities; mortgage-backed and other asset-backed securities; commercial paper, notes, and bonds issued by domestic and foreign corporations; and instruments of U.S. and foreign banks, including certificates of deposit, time deposits, letters of credit, and bankers’ acceptances. Securities in which the Portfolio invests may be fixed-income securities, zero-coupon securities, or variable rate securities.

In addition, the Portfolio may at times purchase or sell futures contracts on fixed-income securities, or options on those futures, in lieu of investing directly in fixed-income securities themselves. The Portfolio may also purchase or sell futures contracts and options on the U.S. Aggregate Index (or other fixed-income securities indices), if and when they become available. The Portfolio might do so, for example, in order to adjust the interest-rate sensitivity of the Portfolio to bring it more closely in line with that of the Index. It might also do so to increase its investment exposure pending investment of cash in the bonds comprising the Index or to reduce its investment exposure in situations where it intends to sell a portion of the securities in its portfolio but the sale has not yet been completed. The Portfolio may also enter into other derivatives transactions, including the use of options or swap transactions, to assist in attempting to replicate the performance of the Index. The Portfolio may also, to the extent permitted by applicable law, invest in shares of other mutual funds whose investment objectives and policies are similar to those of the Portfolio.

Changes in Policies. The Trust’s Board of Trustees may change the Fund’s investment strategies and other policies without shareholder approval, except as otherwise indicated. The Board of Trustees will not materially change the Fund’s investment objective without shareholder approval.

The U.S. Aggregate Index. The U.S. Aggregate Index is a well-known bond market index that covers the U.S. investment-grade fixed-income bond market, including government, corporate, mortgage-backed and asset-backed bonds, all with maturities of over one year. Bonds in the Index are weighted according to their market capitalizations. The composition of the Index is determined by Barclays and is based on such factors as the market capitalization of each bond, its remaining time to maturity and quality rating as determined by Moody’s Investors Service, Inc., an outside rating agency, and may be changed from time to time. The Fund and Portfolio are not sponsored, endorsed, sold, or promoted by Barclays, and Barclays makes no representation regarding the advisability of investing in the Fund or Portfolio.

Debt Securities. The values of debt securities generally rise and fall inversely with changes in interest rates. Interest rate risk is usually greater for debt securities with longer maturities. The Portfolio’s investments will normally include debt securities with longer maturities, although the Adviser will seek to ensure that the maturity characteristics of the Portfolio as a whole will generally be similar to those of the U.S. Aggregate Index. Mortgage-backed and asset-backed securities are also subject to increased interest rate risk, because prepayment rates on such securities typically increase as interest rates decline and decrease as interest rates rise. Short-term interest rates have been at historically low levels for an extended period due in substantial part to governmental

6

market intervention. Any changes in governmental policy could cause interest rates to increase and could have a substantial and immediate effect on the values of the Portfolio’s investments. Changes in prepayment rates on mortgage-backed and asset- backed securities effectively increase and decrease the Portfolio’s average maturity when that is least desirable. The Portfolio will also be subject to credit risk (the risk that the issuer of a security will fail to make timely payments of interest and principal)

Futures Contracts and Related Options. The Portfolio may buy and sell futures contracts on securities contained in the U.S. Aggregate Index and options on those futures contracts. A “futures contract” on debt securities (such as U.S. Treasury securities) is a contract to buy or sell the securities at an agreed price on a specified future date. Depending on the change in value of the futures contract between the time when the Portfolio enters into and closes out a future or option transaction, the Portfolio realizes a gain or loss. Options and futures transactions involve risks. For example, it is possible that changes in the prices of futures contracts will not correlate precisely with changes in the value of the underlying security. In those cases, use of futures contracts and related options might decrease the correlation between the return of the Portfolio and the return of the Index. In addition, the Portfolio incurs transaction costs in entering into, and closing out, positions in futures contracts and related options. These costs typically have the effect of reducing the correlation between the return of the Portfolio and the return of the Index. Because the secondary market for futures contracts and options may be illiquid, the Portfolio may have to hold a contract or option when the Adviser would otherwise have sold it, or it may only be able to sell at a price lower than what the Adviser believes is the fair value of the contract or option, thereby potentially reducing the return of the Portfolio.

Other Derivative Transactions. The Portfolio may enter into derivatives transactions involving options and swaps. These transactions involve many of the same risks as those described above under “Futures Contracts and Related Options.” In addition, since many of such transactions are conducted directly with counterparties, and not on an exchange or board of trade, the Portfolio’s ability to realize any investment return on such transactions may depend on the counterparty’s ability or willingness to meet its obligations.

Securities Lending. The Portfolio may lend portfolio securities with a value of up to 33-1/3% of its total assets. For these purposes, total assets shall include the value of all assets received as collateral for the loan. Such loans may be terminated at any time, and the Portfolio will receive cash or other obligations as collateral. In a loan transaction, as compensation for lending its securities, the Portfolio will receive a portion of the dividends or interest accrued on the securities held as collateral or, in the case of cash collateral, a portion of the income from the investment of such cash. In addition, the Portfolio will receive the amount of all dividends, interest and other distributions on the loaned securities. However, the borrower has the right to vote the loaned securities. The Portfolio will call loans to vote proxies if a material issue affecting the investment is to be voted upon. Should the borrower of the securities fail financially, the Portfolio may experience delays in recovering the securities or exercising its rights in the collateral. Loans are made only to borrowers that are deemed by the securities lending agent to be of good financial standing. In a loan transaction, the Portfolio will also bear the risk of any decline in value of securities acquired with cash collateral. The Portfolio will minimize this risk by limiting the investment of cash collateral to high quality instruments of short maturity. This strategy is not used to leverage the Portfolio.

Temporary Defensive Positions. From time to time, a Portfolio may take temporary defensive positions in attempting to respond to adverse market, economic or other conditions. Temporary defensive positions may be taken, for example, to preserve capital or if a Portfolio is unable to acquire the types of securities in which it normally invests. Temporary defensive positions may include, but are not limited to, investment in U.S. government securities, repurchase agreements collateralized by such securities, the maintenance of uninvested cash, or investment in cash equivalents. A Portfolio’s holdings in temporary defensive positions may be inconsistent with the Portfolio’s principal investment strategy, and, as a result, the Portfolio may not achieve its investment objective.

Portfolio Holdings Disclosure

The Fund’s portfolio holdings disclosure policy is described in the SAI.

Management and Organization

The Fund and the Portfolio. The Fund is a separate, diversified series of the State Street Institutional Investment Trust (the “Trust”), which is an open-end management investment company organized as a business trust under the laws of the Commonwealth of Massachusetts.

The Fund invests as part of a “master-feeder” structure. The Fund currently seeks to achieve its investment objective by investing substantially all of its investable assets in the Aggregate Bond Index Portfolio, a separate mutual fund, that has a substantially identical investment objective, investment policies, and risks as the Fund. All discussions about the Fund’s investment objective, policies and risks should be understood to refer also to the investment objectives, policies and risks of the Portfolio.

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The Fund can withdraw its investment in the Portfolio if, at any time, the Fund’s Board of Trustees determines that it would be in the best interests of the Fund’s shareholders, or if the investment objectives of the Portfolio changed so that they were inconsistent with the objectives of the Fund. If the Fund withdraws its investment from the Portfolio, the Fund may invest all of its assets in another mutual fund that has the same investment objective as the Fund, the Adviser may directly manage the Fund’s assets, or the Board may take such other action it deems appropriate and in the best interests of shareholders of the Fund, which may include liquidation of the Fund.

The Adviser. State Street Global Advisors “SSgA” is the investment management arm of State Street Corporation, a publicly held bank holding company. SSgA is one of the world’s largest institutional money managers, and uses quantitative and traditional techniques to manage approximately $2.34 trillion in assets as of December 31, 2013. SSgA FM, a wholly-owned subsidiary or State Street Corporation, is the investment adviser to the Fund and the Portfolio, and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Advisers Act of 1940, as amended. SSgA FM had approximately $334.95 billion in assets under management as of December 31, 2013. The Portfolio’s management fee payable to the Adviser is 0.10% of the Portfolio’s average daily net assets. The Fund has entered into an investment advisory agreement with the Adviser, pursuant to which the Adviser will manage the Fund’s assets directly, for compensation paid at an annual rate of 0.10% of the Fund’s average daily net assets, in the event that the Fund were to cease investing substantially all of its assets in the Portfolio. The Adviser does not receive any fees from the Fund under that agreement so long as the Fund continues to invest substantially all of its assets in the Portfolio or in another investment company. The Adviser places all orders for purchases and sales of the Portfolio’s investments.

A summary of the factors considered by the Board of Trustees in connection with the renewal of the investment advisory agreement for the Fund will be available in the Fund’s annual report or semi-annual report, as applicable, after the Fund commences operations.

The Adviser manages the Portfolio using a team of investment professionals. The team approach is used to create an environment that encourages the flow of investment ideas. The portfolio managers within the team work together in a cohesive manner to develop and enhance techniques that drive the investment process for the respective investment strategy. This approach requires portfolio managers to share a variety of responsibilities including investment strategy and analysis while retaining responsibility for the implementation of the strategy within any particular portfolio. The approach also enables the team to draw upon the resources of other groups within the firm. Each portfolio management team is overseen by the SSgA Investment Committee.

The Adviser’s principal address is State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111.

The Administrator, Custodian, and Transfer Agent and Dividend Disbursing Agent. State Street Bank and Trust Company (“State Street”), a subsidiary of State Street Corporation, is the administrator, custodian, transfer agent and dividend disbursing agent for the Fund.

The Distributor. State Street Global Markets, LLC serves as the Fund’s distributor (the “Distributor” or “SSGM”) pursuant to the Distribution Agreement between the Distributor and the Trust.

Shareholder Information

Determination of Net Asset Value. The Fund determines its net asset value (“NAV”) per share each business day as of the close of regular trading on the New York Stock Exchange (“NYSE”). Pricing does not occur on NYSE holidays. A business day is one on which the NYSE is open for regular trading. The Federal Reserve is closed on certain holidays on which the NYSE is open. These holidays are Columbus Day and Veterans Day. On these holidays, you will not be able to purchase shares by wiring Federal Funds because Federal Funds wiring does not occur on days when the Federal Reserve is closed. The NAV per share is based on the market value of the investments held in the Fund. The NAV per share is calculated by dividing the value of the assets less liabilities of the Fund by the number of shares outstanding. The Fund values each security or other investment pursuant to guidelines adopted by the Board of Trustees. Securities or other investments may be valued at fair value, as determined in good faith and pursuant to procedures approved by the Portfolio’s Board of Trustees, under certain limited circumstances. For example, fair value pricing may be used when market quotations are not readily available or reliable, such as when (i) trading for a security is restricted; or (ii) a significant event, as determined by the Adviser, that may affect the value of one or more securities or other investments held by the Fund occurs after the close of a related exchange but before the determination of the Fund’s NAV. Attempts to determine the fair value of securities or other investments introduce an element of subjectivity to the pricing of securities. As a result, the price of a security or other investment determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the price the Fund would have received had it sold the investment.

Purchasing Shares. Investors pay no sales load to invest in the Fund. The price for Fund shares is the NAV per share. Orders received in good form (a purchase order is in good form if it

8

meets the requirements implemented from time to time by the Fund or its Transfer Agent, and for new accounts includes submission of a completed and signed application and all documentation necessary to open an account) will be priced at the NAV next calculated after the order is accepted by the Fund.

The minimum initial investment in the Fund is $25 million, although the Adviser may waive the minimum in its discretion. There is no minimum subsequent investment. The Fund intends to be as fully invested as is practicable; therefore, investments must be made either in Federal Funds (i.e., monies credited to the account of the Fund’s custodian bank by a Federal Reserve Bank) or securities (“in-kind”) acceptable to the Adviser. (Please consult your tax adviser regarding in-kind transactions.) (If you purchase shares by check, your order will not be in good form until the Fund’s transfer agent receives federal funds for the check.) The Fund reserves the right to cease accepting investments at any time or to reject any purchase order.

If you are purchasing through an Intermediary, please contact your intermediary as their requirements may differ.

BY MAIL:

An initial investment in the Fund must be preceded or accompanied by a completed, signed Institutional Account Application Form, sent to:

State Street Aggregate Bond Index Fund

P.O. Box 8048

Boston, MA 02205-8048

BY OVERNIGHT:

State Street Aggregate Bond Index Fund

30 Dan Road

Canton, MA 02021-2809

BY TELEPHONE/FAX:

An initial investment in the Fund must be preceded or accompanied by a completed, signed Institutional Account Application Form, faxed to (816) 218-0400. Call the Fund at (866) 392-0869 between the hours of 8:00 a.m. ET and 5:00 p.m. ET to:

•	confirm receipt of the faxed Institutional Account Application Form (initial purchases only),

•	request your new account number (initial purchases only),

•	confirm the amount being wired and wiring bank,
•	receive a confirmation number for your purchase order (your trade is not effective until you have received a confirmation number from the Fund),

For your initial investment, send the original, signed Institutional Account Application Form to the address above.

WIRE INSTRUCTIONS:

Instruct your bank to transfer money by Federal Funds wire to:

State Street Bank and

Trust Company

1 Iron Street

Boston, MA 02110

ABA# 011000028

DDA# 9905-801-8

State Street Aggregate Bond Index Fund

Account Number

Account Registration

You will not be able to redeem shares from the account until the original Application has been received. The Fund and its agents are not responsible for transfer errors by the sending or receiving bank and will not be liable for any loss incurred due to a wire transfer not having been received.

In accordance with certain federal regulations, the Trust is required to obtain, verify and record information that identifies each entity who applies to open an account. For this reason, when you open (or change ownership of) an account, the Trust will request certain information, including your name, address and taxpayer identification number, which will be used to verify your identity. If you are unable to provide sufficient information to verify your identity, the Trust will not open an account for you. As required by law, the Trust may employ various procedures, such as comparing your information to fraud databases or requesting additional information and documentation from you, to ensure that the information supplied by you is correct. The Trust reserves the right to reject any purchase order for any reason, including failure to provide the Trust with information necessary to confirm your identity as required by law.

Redeeming Shares. An investor may redeem all or any portion of its investment at the NAV next determined after it submits a redemption request, in proper form, to the Fund. The Fund will pay the proceeds of the redemption either in Federal Funds or in securities at the discretion of the Adviser, normally on the next Fund business day after the redemption, but in any event no more than seven days after the redemption. (Please consult your tax adviser regarding in-kind transactions.) The right of any investor to receive payment with respect to any redemption may be suspended or the payment of the redemption proceeds

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postponed during any period in which the NYSE is closed (other than weekends or holidays) or trading on the NYSE is restricted or, to the extent otherwise permitted by the 1940 Act, as amended, if an emergency exists.

If your account is held through an Intermediary, please contact them for additional assistance and advice on how to redeem your shares.

If you are redeeming some, but not all, of your shares, your remaining account balance should be above $1,000,000 and subsequent purchases of shares of the Fund may be rejected unless, after such purchase, your account balance will be at or greater than $1,000,000. A request for a partial redemption by an investor whose account balance is below the minimum amount or a request for partial redemption by an investor that would bring the account below the minimum amount may be treated as a request for a complete redemption of the account. These minimums may be different for investments made through certain financial intermediaries as determined by their policies and may be waived in the Adviser’s discretion. The Fund reserves the right to modify or waive its minimum account requirements at any time with or without prior notice. The Fund also reserves the right to involuntarily redeem an investor’s account if the investor’s account balance falls below the applicable minimum amount due to transaction activity. Notification will be sent to the shareholder giving the shareholder 60 days to increase the account to the required minimum or the account may be closed.

BY MAIL

Send a signed letter to:

State Street Aggregate Bond Index Fund

P.O. Box 8048

Boston, MA 02205-8048

The letter should include information necessary to process your request as described below. The Fund may require a medallion guarantee in certain circumstances. See “Medallion Guarantees” below.

BY OVERNIGHT:

State Street Aggregate Bond Index Fund

30 Dan Road

Canton, MA 02021-2809

BY TELEPHONE

(866) 392-0869

Between the hours of 8:00 a.m. and 5:00 p.m. ET.

The Fund will need the following information to process your redemption request:

•	name(s) of account owners;

•	account number(s);

•	the name of the Fund;

•	your daytime telephone number; and

•	the dollar amount or number of shares being redeemed

On any day that the Fund calculates its NAV earlier than normal, the Fund reserves the right to adjust the times noted above for purchasing and redeeming shares, except the 9:00 a.m. ET beginning time.

Medallion Guarantees. Certain redemption requests must include a medallion guarantee for each registered account owner if any of the following apply:

•	Your account address has changed within the last 10 business days.

•	A wire is being made payable to someone other than the account owner.

•	Redemption proceeds are being transferred to an account with a different registration.

•	A wire is being sent to a financial institution other than the one that has been established on your Fund account.

•	Other unusual situations as determined by the Fund’s transfer agent.

The Fund reserves the right to waive medallion guarantee requirements, require a medallion guarantee under other circumstances or reject or delay a redemption if the medallion guarantee is not in good form. Medallion guarantees may be provided by an eligible financial institution such as a commercial bank, a FINRA member firm such as a stock broker, a savings association or a national securities exchange. A notary public cannot provide a medallion guarantee. The Fund reserves the right to reject a medallion guarantee if it is not provided by a STAMP Medallion guarantor.

Cost Basis Reporting. Upon the redemption of your shares in the Fund, the Fund or, if you purchase your shares through a financial intermediary, your financial intermediary, generally will be required to provide you and the IRS with cost basis and certain other related tax information about the Fund shares you redeemed. Please contact the Fund or consult your

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financial intermediary, as appropriate, for more information regarding available methods for cost basis reporting and how to select or change a particular method. Please consult your tax advisor to determine which available cost basis method is best for you.

About Mail Transactions. If you choose to purchase or redeem shares by sending instructions by regular mail, they will not be deemed received in good order until they are released by the post office and redelivered to the Transfer Agent’s physical location at 30 Dan Road, Canton, MA 02021-2809. There will be a time lag, which may be one or more days, between regular mail receipt at the Boston post office box and redelivery to such physical location and a Fund’s net asset value may change over those days. You might consider using express rather than regular mail if you believe time of receipt of your transaction request to be sensitive.

About Telephone Transactions. Telephone transactions are extremely convenient but are not free from risk. Neither the Fund nor the Fund’s agents will be responsible for any losses resulting from unauthorized telephone transactions if reasonable security procedures are followed. In addition, you are responsible for: (i) verifying the accuracy of all data and information transmitted by telephone, (ii) verifying the accuracy of your account statements immediately upon receipt, and (iii) promptly notifying the Fund of any errors or inaccuracies including, without limitation, any errors or inaccuracies relating to shareholder data or information transmitted by telephone. During periods of heavy market activity or other times, it may be difficult to reach the Fund by telephone. If you are unable to reach us by telephone, consider sending written instructions.

The Fund may terminate the receipt of redemption orders by telephone at any time, in which case you may redeem shares by other means.

If you choose to purchase or redeem shares by sending instructions by regular mail, they will not be deemed received in good order until they are released by the post office and redelivered to the Transfer Agent’s physical location at 30 Dan Road in Canton, MA 02021. There will be a time lag, which may be one or more days, between regular mail receipt at the Boston post office box and redelivery to such physical location in Canton, and a Fund’s net asset value may change over those days. You might consider using express rather than regular mail if you believe time of receipt of your transaction request to be sensitive.

Policies to Prevent Market Timing. Frequent purchases and redemptions of Fund shares may present risks for other shareholders of the Fund, which may include, among other things, interference in the efficient management of the Fund’s portfolio, dilution in the value of Fund shares held by long-

term shareholders, increased brokerage and administrative costs and forcing the Fund to hold excess levels of cash.

The Fund is intended as a long-term investment. Therefore, the Trust’s Board of Trustees has adopted policies and procedures designed to detect and prevent inappropriate short-term trading activity that is harmful to the Fund. Because most of the interests in the Fund are held by investors indirectly through one or more financial intermediaries, the Fund does not generally have information about the identity of those investors or about transactions effected by those investors. Rather, the Fund and its service providers periodically review cash inflows and outflows from and to those intermediaries in an attempt to detect inappropriate trading activity by investors holding shares through those intermediaries. The Fund may seek to obtain underlying account trading activity information from financial intermediaries when, in the Adviser’s judgment, the trading activity suggests possible market timing. There is no assurance that the Fund or the Adviser will be able to determine whether trading by an investor holding shares through a financial intermediary is engaged in trading activity that may be harmful to the Fund or its shareholders.

The Fund reserves the right in its discretion to reject any purchase, in whole or in part including, without limitation, by a person whose trading activity in Fund shares the Adviser believes could be harmful to the Fund. The Fund may decide to restrict purchase activity in its shares based on various factors, including, without limitation, whether frequent purchase and sale activity will disrupt portfolio management strategies and adversely affect performance. There can be no assurance that the Fund, the Adviser or State Street will identify all frequent purchase and sale activity affecting the Fund.

Distribution Arrangements and Rule 12b-1 Fees

The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act under which the Fund may compensate its distributor (or others) for services in connection with the distribution of the Fund’s shares and for services provided to Fund shareholders (the “Plan”). The Plan calls for payments at an annual rate (based on average daily net assets) of 0.25% of the Fund’s net assets. Because these fees are paid out of the assets of the Fund on an ongoing basis, they will increase the cost of your investment and may cost you more over time than paying other types of sales charges. Long-term shareholders of the Fund may pay more in Rule 12b-1 fees than the economic equivalent of the maximum front-end sales charge permitted by the Financial Industry Regulatory Authority, Inc. (“FINRA”).

In addition to payments under the Plan, the Fund reimburses SSGM or its affiliates for payments it makes to financial intermediaries that provide certain administrative, recordkeeping, and account maintenance services, including

11

services described below under “Other Payments to Financial Intermediaries.” The amount of the reimbursement is calculated in a manner approved by the Trustees and is reviewed by the Trustees periodically.

Because the Fund pays distribution and other fees for the sale of their shares and for services provided to shareholders out of the Fund’s assets on an ongoing basis, over time those fees will increase the cost of your investment and may cost you more than paying other types of sales loads.

The Fund may pay distribution fees and other amounts described in this Prospectus at a time when shares of the Fund are unavailable for purchase.

Other Payments to Financial Intermediaries

Financial intermediaries are firms that, for compensation, sell shares of mutual funds, including the Fund, and/or provide certain administrative and account maintenance services to mutual fund shareholders. Financial intermediaries may include, among others, brokers, financial planners or advisors, banks, and insurance companies.

In some cases, a financial intermediary may hold its clients’ Fund shares in nominee or street name. Shareholder services provided by a financial intermediary may (though they will not necessarily) include, among other things: processing and mailing trade confirmations, periodic statements, prospectuses, annual reports, semiannual reports, shareholder notices, and other SEC-required communications; capturing and processing tax data; issuing and mailing dividend checks to shareholders who have selected cash distributions; preparing record date shareholder lists for proxy solicitations; collecting and posting distributions to shareholder accounts; and establishing and maintaining systematic withdrawals and automated investment plans and shareholder account registrations.

The compensation paid by SSGM or its affiliates to a financial intermediary is typically paid continually over time, during the period when the intermediary’s clients hold investments in the Fund. The amount of continuing compensation paid by SSGM or its affiliates to different financial intermediaries for distribution and/or shareholder services varies. The compensation is typically a percentage of the value of the financial intermediary’s clients’ investments in the Fund or a per account fee. The variation in compensation may, but will not necessarily, reflect enhanced or additional services provided by the intermediary.

SSGM and its affiliates (including SSgA FM), at their own expense and out of their own assets, may also provide other compensation to financial intermediaries in connection with sales of the Fund’s shares or the servicing of shareholders or shareholder accounts. Such compensation may include, but is not limited to, financial assistance to financial intermediaries in connection with conferences, sales, or training programs for their employees; seminars for the public; advertising or sales campaigns; or other financial intermediary-sponsored special events. In some instances, this compensation may be made available only to certain financial intermediaries whose representatives have sold or are expected to sell significant amounts of shares. Dealers may not use sales of the Fund’s shares to qualify for this compensation to the extent prohibited by the laws or rules of any state or any self-regulatory agency, such as FINRA.

If payments to financial intermediaries by the distributor or adviser for a particular mutual fund complex exceed payments by other mutual fund complexes, your financial advisor and the financial intermediary employing him or her may have an incentive to recommend that fund complex over others. Please speak with your financial advisor to learn more about the total amounts paid to your financial advisor and his or her firm by SSGM and its affiliates and by sponsors of other mutual funds he or she may recommend to you. You should also consult disclosures made by your financial intermediary at the time of purchase.

Dividends, Distributions and Tax Considerations

Income dividends and capital gains distributions of the Fund will be declared and paid at least annually.

The following discussion is a summary of some important U.S. federal tax considerations generally applicable to investments in the Fund. Your investment in the Fund may have other tax implications. Please consult your tax advisor about foreign, federal, state, local or other tax laws applicable to you. Investors, including non-U.S. investors, should consult the Statement of Additional Information tax section for more complete disclosure.

The Fund has elected to be treated as a regulated investment company and intends each year to qualify and to be eligible to be treated as such. A regulated investment company is generally not subject to tax at the corporate level on income and gains that are distributed to shareholders. However, the Fund’s failure to qualify as a regulated investment company would result in corporate level taxation, and consequently, a reduction in income available for distribution to shareholders.

For federal income tax purposes, distributions of investment income are generally taxable to you as ordinary income. Taxes on distributions of capital gains generally are determined by how long the Portfolio owned the investments that generated them, rather than how long you have owned your Fund shares. Distributions are taxable to you even if they are paid from income or gains earned by the Fund before your investment (and thus were included in the price you paid for your shares). Distribution may also be subject to state and local taxes and

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are taxable whether you receive them in cash or reinvest them in additional shares. Distributions of net capital gains (that is, the excess of net long-term capital gains over net short-term capital losses) from the sale of investments that the Portfolio owned for more than one year that are properly reported by the Fund as capital gain dividends generally will be treated as long-term capital gain includible in your net capital gain and taxed to individuals at reduced rates. Distributions of gains from investments that the Portfolio owned for one year or less generally will be taxable to you as ordinary income. Distributions of investment income reported by the Fund as derived from “qualified dividend income” are taxed to individuals at the rates applicable to net capital gain, provided holding period and other requirements are met by both the shareholder and the Fund.

Any gain resulting from the redemption of Fund shares will generally also be taxable to you as either short-term or long-term capital gain, depending upon how long you held your shares in the Fund.

A 3.8% Medicare contribution tax is imposed on the “net investment income” of individuals, estates and trusts whose income exceeds certain threshold amounts. Net investment income generally includes for this purpose dividends paid by the Fund, including any capital gain dividends, and net capital gains recognized on the redemption of shares of the Fund.

If you are not a citizen or permanent resident of the United States, the Fund’s ordinary income dividends will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies or unless such income is effectively connected with a U.S. trade or business. For distributions with respect to taxable years of the Fund beginning before January 1, 2014, the Fund was able , under certain circumstances, to report in a written notice to shareholders all or a portion of a dividend as an “interest-related dividend” or a “short-term capital gain dividend” that if received by a nonresident alien or foreign entity generally was exempt from the 30% U.S. withholding tax, provided that certain other requirements are met. These exemptions for distributions have expired with respect to taxable years of a Fund beginning on or January 1, 2014. Therefore, as of the date of this Prospectus, the Fund (or intermediary, as applicable) is currently required to withhold on distributions to non-resident aliens or foreign entities attributable to net interest or short-term capital gains that were formerly eligible for this withholding exemption. It is currently unclear whether Congress will extend this exemption for distributions with respect to taxable years of the Fund beginning on or after January 1, 2014, or what the terms of such an extension would be, including whether such extension would have retroactive effect.

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Financial Highlights

The Financial Highlights table is not presented because the Fund had not commenced operations as of the date of this Prospectus.

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For more information about STATE STREET AGGREGATE BOND INDEX FUND:

The Fund’s SAI includes additional information about the Fund and is incorporated by reference into this document.

The SAI and the Fund’s annual and semi-annual reports will be available, without charge, upon request. Shareholders in the Fund may make inquiries to the Fund to receive such information by calling (877) 521-4083. The Fund does not have an Internet website.

Information about the Fund (including the SAI) can be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the Fund are available free of charge on the EDGAR Database on the Commission’s Internet site at http://www.sec.gov. Copies of this information also may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission’s Public Reference Section, Washington, D.C. 20549-1520.

SSGA FUNDS MANAGEMENT, INC.

State Street Financial Center

One Lincoln Street

Boston, Massachusetts 02111

The State Street Institutional Investment Trust’s Investment Company Act File Number is 811-09819.

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STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET INSTITUTIONAL LIMITED DURATION BOND FUND

Prospectus Dated April 30, 2014

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THE STATE STREET INSTITUTIONAL LIMITED DURATION BOND FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

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Fund Summary

Investment Objective

The State Street Institutional Limited Duration Bond Fund (the “Fund”) is a mutual fund whose investment objective is to seek high current income and liquidity.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The expenses shown in the table and the Example reflect the expenses of the Fund and the Fund’s proportionate share of the expenses of State Street Limited Duration Bond Portfolio (the “Limited Duration Bond Portfolio” or the “Portfolio”).

Annual Fund Operating Expense

(expenses that you pay each year as a percentage of the value of your investment)(1)

Management Fee	0.10%
Distribution (12b-1) Fees	0.05%
Other Expenses(2)	0.23%
Total Annual Fund Operating Expenses	0.38%

(1)	Amounts reflect total expenses of the Portfolio and the Fund.
(2)	Other Expenses are estimated for the current fiscal year.

Example

This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions yours costs would be:

1 year	3 years
$ 39	$122

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The Fund’s portfolio turnover rate has been omitted because the Fund had not commenced investment operations as of the date of this Prospectus.

Principal Investment Strategies

There is no assurance that the Fund will achieve its investment objective, and you could lose money by investing in the Fund. The Fund seeks to achieve its investment objective by investing substantially all of its investible assets in the Limited Duration Bond Portfolio. The Portfolio invests at least 65% of its assets in a diversified portfolio of dollar-denominated debt securities (those of medium and high quality) and maintains a dollar-weighted average portfolio duration of two years or less. These securities include mortgage related securities, corporate notes, variable and floating rate notes and asset-backed securities. The Portfolio may also invest in derivative instruments, such as futures contracts, options, interest rate swaps, default/credit swaps, total return swaps and other structured investments, as a substitute for investments directly in securities, to adjust the sensitivity of the Portfolio’s portfolio of investments to changes in interest rates, or otherwise to increase the Portfolio’s investment return. The Portfolio’s investment adviser, SSgA Funds Management, Inc. (the “Adviser” or “SSgA FM”), will actively trade the Portfolio’s portfolio securities in an attempt to benefit from short-term yield disparities among different issues of fixed-income securities, or otherwise to increase the Portfolio’s investment return. Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in debt securities and other debt obligations.

Investment grade securities are (i) rated in one of the four highest categories (or in the case of commercial paper, in the two highest categories) by at least one nationally recognized statistical rating organization (an “NRSRO”); or (ii) if not rated, are of comparable quality, as determined by the Adviser. If a security is downgraded and is no longer investment grade, the Portfolio may continue to hold the security if the Adviser determines that to be in the best interest of the Portfolio.

The investment objective of the Portfolio as stated above is non-fundamental, which means that it may be changed without shareholder approval. Interestholders will receive 60 days’ notice prior to a change in the 80% investment policy. The investment policies described above reflect the Portfolio’s current practices.

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Principal Risks

•	Risks of Principally Investing in Debt Securities.

•	Credit/Default Risk. Credit risk is the risk that an issuer, guarantor or liquidity provider of a fixed-income security held by a fund may default on its obligation to pay scheduled interest and repay principal. It includes the risk that one or more of the securities will be downgraded by a credit rating agency; generally, lower rated issuers have higher credit risks. Credit risk also includes the risk that an issuer or guarantor of a security, or a bank or other financial institution that has entered into a repurchase agreement with the fund, may default on its payment or repurchase obligation, as the case may be. Credit risk generally is inversely related to credit quality.

•	Extension Risk. Extension risk is the risk that an issuer will exercise its right to repay principal on an obligation held by the Portfolio later than expected. This may happen when there is a rise in interest rates. Under these circumstances, the value of the obligation will decrease, thus preventing the Portfolio from investing expected repayment proceeds in securities paying yields higher than the yields paid by the securities that were expected to be repaid.

•	Derivatives Risk. Derivative transactions typically involve leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested, and the Portfolio may not be able to close out a derivative transaction at a favorable time or price.

•	Foreign Securities Risk: The Portfolio may invest in U.S. dollar denominated instruments issued by foreign governments, corporations and financial institutions. Foreign securities are subject to political, economic, and regulatory risks not present in domestic investments. Returns on investments in securities issued by foreign issuers could be more volatile than securities issued by U.S. issuers. Foreign investments may be affected by, among other things, changes in currency exchange rates; currency controls; different accounting, auditing, financial reporting, and legal standards and practices applicable in foreign countries; tax withholding; and higher transaction costs. Foreign banks may be subject to less rigorous regulation than domestic banks, and may not be required to meet financial, capital, and other requirements applicable to domestic banks.
•	Interest Rate Risk. During periods of rising interest rates, the Portfolio’s yield generally is lower than prevailing market rates causing the value of the Portfolio to fall. In periods of falling interest rates, the Portfolio’s yield generally is higher than prevailing market rates, causing the value of the Portfolio to rise. Typically, the more distant the expected cash flow that the Portfolio is to receive from a security, the more sensitive the market price of the security is to movements in interest rates. If a Portfolio owns securities that have variable or floating interest rates, as interest rates fall, the income the Portfolio receives from those securities also will fall. It is likely there will be less governmental action in the near future to maintain low interest rates. The negative impact on fixed income securities from the resulting rate increases for that and other reasons could be swift and significant.

•	Liquidity Risk. Adverse market or economic conditions or investor perceptions may result in little or no trading activity in one or more particular securities, thus, making it difficult for a Portfolio holding the securities to determine their values. A Portfolio holding those securities may have to value them at prices that reflect unrealized losses, or if it elects to sell them, it may have to accept lower prices than the prices at which it is then valuing them. The Portfolio also may not be able to sell the securities at any price.

•	Master/Feeder Structure Risk. Unlike a traditional mutual fund that invests directly in securities, the Fund pursues its objective by investing substantially all of its assets in the Portfolio which has substantially the same investment objectives, policies and restrictions as the Fund. The ability of the Fund to meet its investment objective is directly related to the ability of the Portfolio to meet its objective. The ability of the Fund to meet its objective may be adversely affected by the purchase and redemption activities of other investors in the Portfolio. The ability of the Fund to meet redemption requests depends on its ability to redeem its interest in the Portfolio. The Adviser also serves as investment adviser to the Portfolio. Therefore, conflicts may arise as the Adviser fulfills its fiduciary responsibilities to the Fund and the Portfolio. For example, the Adviser may have an economic incentive to maintain the Fund’s investment in the Portfolio at a time when it might otherwise choose not to do so.

•

Mortgage-Related and Other Asset-Backed Securities Risk: Defaults, or perceived increases in the risk of defaults, on the loans underlying mortgage-related and other asset-backed securities may impair the values of the securities. These securities also present a higher degree of prepayment risk (when repayment of

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principal occurs before scheduled maturity) and extension risk (when rates of repayment of principal are slower than expected) than do other types of fixed income securities. The enforceability of security interests that support these securities may, in some cases, be subject to limitations.

•	Prepayment/call Risk. Prepayment/Call risk applies primarily to municipal securities and asset-backed securities, including mortgage- related securities.

Prepayment/Call risk is the risk that principal on mortgages or other loan obligations underlying a security may be repaid prior to the stated maturity date. If the Portfolio has purchased a security at a premium, any repayment that is faster than expected reduces the market value of the security and the anticipated yield-to-maturity. Repayment of loans underlying certain securities tends to accelerate during periods of declining interest rates.

•	Sector Risk. The risk that the Portfolio concentrates its investment in specific industry sectors that have historically experienced substantial price volatility. The Portfolio is subject to greater risk of loss as a result of adverse economic, business or other developments than if its investments were diversified across different industry sectors. Securities of issuers held by the Portfolio may lack sufficient market liquidity to enable the Portfolio to sell the securities at an advantageous time or without a substantial drop in price.

•	U.S. Government Sponsored Enterprises Risk. Securities issued or guaranteed by certain agencies and instrumentalities of the U.S. government are not guaranteed or supported by the full faith and credit of the United States.

THE FUND’S SHARES WILL CHANGE IN VALUE, AND YOU COULD LOSE MONEY BY INVESTING IN THE FUND. THE FUND MAY NOT ACHIEVE ITS OBJECTIVE. AN INVESTMENT IN THE FUND IS NOT A DEPOSIT WITH A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

Performance

Performance information for the Fund has been omitted because the Fund had not commenced investment operations as of the date of this Prospectus.

Investment Adviser

SSgA FM serves as the investment adviser to the Fund and the Portfolio.

Purchase and Sale of Fund Shares

You may redeem Fund shares on any day the Fund is open for business.

Purchase Minimums

To establish an account	$5,000,000
To add to an existing account	No minimum

You may redeem Fund shares by written request or wire transfer. Written requests should be sent to:

BY MAIL:

State Street Institutional Limited Duration Bond Fund

P.O. Box 8048

Boston, MA 02205-8048

BY OVERNIGHT:

State Street Institutional Limited Duration Bond Fund

30 Dan Road

Canton, MA 02021-2809

BY INTERMEDIARY:

If you wish to purchase or redeem Fund shares through a broker, bank or other financial intermediary (“Intermediary”), please contact that financial intermediary directly. Your financial intermediary may have different or additional requirements for opening an account and/or for the processing of purchase and redemption orders, or may be closed at times when the Fund is open.

Intermediaries may contact State Street Dealer Services Group at 617-662-7300 or email them at broker-dealerservices@statestreet.com with questions.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary

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and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

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Additional Information About Principal Investment Strategies and Risks of Investing in the Fund and Portfolio

LIMITED DURATION BOND FUND

Principal Investment Strategies

There is no assurance that the Fund will achieve its investment objective, and you could lose money by investing in the Fund. The Fund invests all of its investable assets in the Portfolio, which, under normal market conditions, invests at least 80% of its assets in a diversified portfolio of dollar-denominated investment grade securities and maintains a dollar-weighted average portfolio duration of two years or less. These securities include mortgage related securities, corporate notes, variable and floating rate notes and asset-backed securities. The Portfolio may also invest in derivative instruments, such as futures contracts, options, interest rate swaps, credit default swaps, total return swaps and other structured investments, as a substitute for investments directly in securities, to adjust the sensitivity of the Portfolio’s portfolio of investments to changes in interest rates, or otherwise to increase the Portfolio’s investment return. The Adviser will actively trade the Portfolio’s portfolio securities in an attempt to benefit from short-term yield disparities among different issues of fixed-income securities, or otherwise to increase the Portfolio’s investment return.

Investment grade securities are (i) rated in one of the four highest categories (or in the case of commercial paper, in the two highest categories) by at least one NRSRO; or (ii) if not rated, are of comparable quality, as determined by the Adviser. If a security is downgraded and is no longer investment grade, the Portfolio may continue to hold the security if the Adviser determines that to be in the best interest of the Portfolio.

The investment strategies and risks below reflect the Fund’s and Portfolio’s current practices. This information supplements the principal investment strategies and risks explained above.

Mortgage-Related and Other Asset-Backed Securities. Mortgage-related securities represent a participation in, or are secured by, mortgage loans. Other asset-backed securities are typically structured like mortgage-related securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales or installment loan contracts, leases on various types of real and personal property, and receivables from credit card agreements. During periods of falling interest rates, mortgage-related and other asset-backed securities, which typically provide the issuer with the right to prepay the security prior to maturity, may be prepaid, which may result in the Portfolio having to reinvest the proceeds in other investments at lower interest rates. During periods of rising interest rates, the average life of mortgage-related and other asset-backed securities may extend because of slower-than expected principal payments. This may lock in a below market interest rate, increase the security’s duration and volatility, and reduce the value of the security. As a result, mortgage- related and other asset-backed securities may have less potential for capital appreciation during periods of declining interest rates than other securities of comparable maturities, although they may have a similar risk of decline in market values during periods of rising interest rates. Prepayment rates are difficult to predict and the potential impact of prepayments on the value of a mortgage-related or other asset-backed security depends on the terms of the instrument and can result in significant volatility. The price of a mortgage- related or other asset-backed security also depends on the credit quality and adequacy of the underlying assets or collateral, if any. Defaults on the underlying assets, if any, may impair the value of an asset-backed or a mortgage-related or other asset-backed security. For some asset-backed securities in which the Portfolio invests, such as those backed by credit card receivables, the underlying cash flows may not be supported by a security interest in a related asset. Moreover, the values of mortgage-related and other asset-backed securities may be substantially dependent on the servicing of the underlying asset pools, and are therefore subject to risks associated with the negligence or malfeasance by their servicers and to the credit risk of their servicers. In certain situations, the mishandling of related documentation may also affect the rights of securities holders in and to the underlying collateral, if any. Furthermore, there may be legal and practical limitations on the enforceability of any security interest granted with respect to underlying assets, or the value of the underlying assets, if any, may be insufficient if the issuer defaults.

In a “forward roll” transaction, the Portfolio will sell a mortgage-related security to a bank or other permitted entity and simultaneously agree to repurchase a similar security from the institution at a later date at an agreed upon price. The mortgage securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories than those sold. Risks of mortgage-related security rolls include: (1) the risk of prepayment prior to maturity; (2) the possibility risk that the Portfolio may not be entitled to receive interest and principal payments on the securities sold and that the proceeds of the sale may have to be invested in money market instruments (typically repurchase agreements) maturing not later than the expiration of the roll; and (3) the risk that the market value of the securities sold by the Portfolio may decline below the price at which the Portfolio is obligated to purchase the securities. Forward roll transactions may have the effect of creating investment leverage in the Portfolio.

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Futures Contracts and Options on Futures. To invest cash for purposes of hedging the Portfolio’s other investments, the Portfolio may enter into futures contracts that relate to securities in which it may directly invest and indices comprised of such securities and may purchase and write call and put options on such contracts. The Portfolio may also purchase futures and options if cheaper than the underlying stocks or bonds.

A financial futures contract is a contract to buy or sell a specified quantity of financial instruments such as U.S. Treasury bills, notes and bonds, commercial paper and bank certificates of deposit or the cash value of a Financial instrument index at a specified future date at a price agreed upon when the contract is made. Under such contracts no delivery of the actual securities making up the index takes place. Rather, upon expiration of the contract, settlement is made by exchanging cash in an amount equal to the difference between the contract price and the closing price of the index at expiration, net at variation margin previously paid.

Substantially all futures contracts are closed out before settlement date or called for cash settlement. A futures contract is closed out by buying or selling an identical offsetting futures contract. Upon entering into a futures contract, the Portfolio is required to deposit an initial margin with a custodian for the benefit of the futures broker. The initial margin serves as a “good faith” deposit that the Portfolio will honor its futures commitments. Subsequent payments (called “variation margin”) to and from the broker are made on a daily basis as the price of the underlying investment fluctuates.

Options on futures contracts give the purchaser the right to assume a position at a specified price in a futures contract at any time before expiration of the option contract.

When trading futures contracts, the Portfolio will not commit more than 5% of the market value of its total assets to initial margin deposits on futures and premiums paid for options on futures. The Portfolio’s transactions, if any, in options, futures, options on futures and equity swaps involve additional risk of loss. Loss can result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged, the potential illiquidity of the markets for derivative instruments, or the risks arising from margin requirements and related leverage factors associated with such transactions. The use of these management techniques also involves the risk of loss if the Adviser is incorrect in its expectation of fluctuations in securities prices, interest rates or currency prices. Please see Derivatives Risk in the Principal Risks section.

Government Securities. U.S. Government securities include U.S. Treasury bills, notes, and bonds and other obligations issued or guaranteed as to interest and principal by the U.S. Government or its agencies or instrumentalities. Obligations issued or guaranteed as to interest and principal by the U.S. Government, its agencies or instrumentalities include securities that are supported by the full faith and credit of the United States Treasury, securities that are supported by the right of the issuer to borrow from the United States Treasury, discretionary authority of the U.S. Government agency or instrumentality, and securities supported solely by the creditworthiness of the issuer.

Interest Rate Risk. The values of debt instruments usually rise and fall in response to changes in interest rates. Declining interest rates generally result in increases in the values of existing debt instruments, and rising interest rates generally result in declines in the values of existing debt instruments. Interest rate risk is generally greater for investments with longer durations or maturities. Some investments give the issuer the option to call or redeem an investment before its maturity date. If an issuer calls or redeems an investment during a time of declining interest rates, a Portfolio might have to reinvest the proceeds in an investment offering a lower yield and therefore might not benefit from any increase in value as a result of declining interest rates. Adjustable rate instruments also generally increase or decrease in value in response to changes in interest rates, although generally to a lesser degree than fixed-income securities (depending, however, on the characteristics of the reset terms, including the index chosen, frequency of reset, and reset caps or floors, among other factors). When interest rates decline, the income received by a Portfolio may decline, and such Portfolio’s yield may also decline. It is likely there will be less governmental action in the near future to maintain low interest rates. The negative impact on fixed income securities from the resulting rate increases for that and other reasons could be swift and significant.

Interest Rate Swaps, Credit Default Swaps, Total Return Swaps, and Interest Rate Caps, Floors and Collars. Interest rate swaps involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest, such as an exchange of fixed-rate payments for floating rate payments. Credit default swaps involve the receipt of floating or fixed-rate payments in exchange for assuming potential credit losses of an underlying security. Credit default swaps give one party to a transaction the right to dispose of or acquire an asset (or group of assets), or the right to receive or make a payment from the other party, upon the occurrence of specified credit events. Total return swaps involve the receipt or payment of the “total return” of a defined underlying asset in exchange for the payment or receipt of a cash flow based on a predetermined floating rate. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payment of interest on a notional

8

principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling the interest rate floor. An interest rate collar is the combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates. The Portfolio may enter into swap transactions for hedging purposes or to seek to increase total return. The use of interest rate and credit default swaps and total return swaps, as well as interest rate caps, floors and collars, is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Adviser is incorrect in its forecasts of market values or interest rates, the investment performance of the Portfolio would be less favorable than it would have been if these investment techniques were not used. The Portfolio expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio or to protect against any increase in the price of securities it anticipates purchasing at a later date. These transactions are intended to be used as a hedge and not as a speculative investment. Please see Derivative Risk in the Principal Risks section.

Options on Securities. The Portfolio may write and purchase covered put and call options on securities in which it may directly invest. The total amount of premiums paid by the Portfolio for all put and call options held by it at any time will not exceed 5% of the value of the Portfolio’s total assets. Further, the Portfolio will not write a put or call option or combination thereof if, as a result, the aggregate value of all securities or collateral deliverable under its outstanding options would exceed 25% of the value of the Portfolio’s total assets.

Prepayment/call Risk and Extension Risk. Prepayment/call risk and extension risk apply primarily to asset-backed securities and certain municipal securities.

Prepayment/call risk is the risk that principal on loan obligations underlying a security may be repaid prior to the stated maturity date. If the Portfolio has purchased a security at a premium, any repayment that is faster than expected reduces the market value of the security and the anticipated yield-to-maturity. Repayment of loans underlying certain securities tends to accelerate during periods of declining interest rates.

Extension risk is the risk that an issuer will exercise its right to repay principal on an obligation held by the Portfolio later than expected. This may happen when there is a rise in interest rates. Under these circumstances, the value of the obligation will decrease, thus preventing the Portfolio from investing expected repayment proceeds in securities paying yields higher than the yields paid by the securities that were expected to be repaid.

Portfolio Duration. The Portfolio will maintain a dollar-weighted average portfolio duration of two years or less. Duration is a measure of the price sensitivity of a security to changes in interest rates. Unlike maturity, which measures the period of time until final payment is to be made on a security, duration measures the dollar-weighted average maturity of a security’s expected cash flows (i.e., interest and principal payments), discounted to their present values, after giving effect to all maturity shortening features, such as call or redemption rights. With respect to a variable or floating-rate instrument, duration is adjusted to indicate the price sensitivity of the instrument to changes in the interest rate in effect until the next reset date. For substantially all securities, the duration of a security is equal to or less than its stated maturity.

Repurchase Agreements. The Portfolio enters into repurchase agreements with banks and other financial institutions, such as broker-dealers. In substance, a repurchase agreement is a loan for which the Portfolio receives securities as collateral. Under a repurchase agreement, the Portfolio purchases securities from a financial institution that agrees to repurchase the securities at the Portfolio’s original purchase price plus interest within a specified time. Repurchase transactions are limited to those member banks of the Federal Reserve System and broker-dealers whose creditworthiness the Adviser considers satisfactory. If the other party or “seller” defaults, the Portfolio might suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Portfolio are less than the repurchase price and the Portfolio’s cost associated with delay and enforcement of the repurchase agreement. In addition, in the event of a bankruptcy of the seller, the Portfolio may be delayed or prevented from recovering the collateral.

Section 4(2) Commercial Paper and Rule 144A Securities. The Portfolio may invest in commercial paper issued in reliance on the private placement exemption from registration afforded by Section 4(2) of the Securities Act of 1933, as amended (the “1933 Act”). This commercial paper is commonly called “Section 4(2) paper.” The Portfolio may also invest in securities that may be offered and sold only to “qualified institutional buyers” under Rule 144A of the 1933 Act (“Rule 144A securities”).

Section 4(2) paper is sold to institutional investors who must agree to purchase the paper for investment and not with a view to public distribution. Any resale by the purchaser must be in a transaction exempt from the registration requirements of the 1933 Act. Section 4(2) paper normally is resold to other institutional investors like the Portfolio through or with the assistance of the issuer or investment dealers that make a market in Section 4(2) paper. As a result it suffers from liquidity risk, the risk that the securities may be difficult to

9

value because of the absence of an active market and the risk that it may be sold only after considerable expense and delay, if at all. Rule 144A securities generally must be sold only to other qualified institutional buyers.

Section 4(2) paper and Rule 144A securities will not be considered illiquid for purposes of the Portfolio’s limitation on illiquid securities if the Adviser (pursuant to guidelines adopted by the Board) determines that a liquid trading market exists for the securities in question. There can be no assurance that a liquid trading market will exist at any time for any particular Section 4(2) paper or Rule 144A securities. The Statement of Additional Information (“SAI”) addresses the Fund’s and Portfolio’s limitation on illiquid securities.

Variable and Floating Rate Securities. Variable and floating rate securities are instruments issued or guaranteed by entities such as: (1) the U.S. Government, or an agency or instrumentality thereof, (2) corporations, (3) financial institutions, (4) insurance companies, or (5) trusts. The Portfolio may purchase variable and floating rate securities issued or guaranteed by the U.S. government, or an agency or instrumentality thereof. A variable rate security provides for the automatic establishment of a new interest rate on set dates. Variable rate obligations whose interest is readjusted no less frequently than annually will be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate. A floating rate security provides for the automatic adjustment of its interest rate whenever a specified interest rate changes. Interest rates on these securities are ordinarily tied to, and are a percentage of, a widely recognized interest rate, such as the yield on 90-day U.S. Treasury bills or the prime rate of a specified bank. Generally, changes in interest rates will have a smaller effect on the market value of variable and floating rate securities than on the market value of comparable fixed-income obligations. Thus, investing in variable and floating rate securities generally allows less opportunity for capital appreciation and depreciation than investing in comparable fixed income securities. Securities purchased by a Portfolio may include variable and floating rate instruments, which may have a stated maturity in excess of the Portfolio’s maturity limitations but which will, except for certain U.S. government obligations, permit the Portfolio to demand payment of the principal of the instrument at least once every 13 months upon not more than 30 days’ notice. Variable and floating rate instruments may include variable amount master demand notes that permit the indebtedness thereunder to vary in addition to providing for periodic adjustments in the interest rate. There may be no active secondary market for a particular variable or floating rate instrument. Nevertheless, the periodic readjustments of their interest rates tend to assure that their value to the Portfolio will approximate their par value. Illiquid variable and floating rate instruments (instruments which are not payable upon seven days’ notice and do not have an active trading market) are subject to the Portfolio’s percentage limitations regarding securities that are illiquid or not readily marketable. The Adviser will continuously monitor the creditworthiness of issuers of variable and floating rate instruments in which the Portfolio invests, and their ability to repay principal and interest. Variable and floating rate securities are subject to interest rate and credit/default risk.

Temporary Defensive Strategies. At times, the Adviser may judge that market conditions make pursuing the Portfolio’s basic investment strategy inconsistent with the best interests of its shareholders. At such times, the Adviser may (but will not necessarily), without notice, temporarily use alternative strategies primarily designed to reduce fluctuations in the values of the Portfolio’s assets. In implementing these defensive strategies, the Portfolio may hold assets in cash and cash equivalents and in other investments that the Adviser believes to be consistent with the Portfolio’s best interests. Taking such a temporary defensive position may result in the Portfolio not achieving its investment objective.

Portfolio Holdings Disclosure

The Fund’s portfolio holdings disclosure policy is described in the SAI.

Management and Organization

The Fund and the Portfolio. The Fund is a separate, diversified series of the State Street Institutional Investment Trust (the “Trust”), which is an open-end management investment company organized as a business trust under the laws of the Commonwealth of Massachusetts. The Fund is not a money market fund, and the Fund’s net asset value per share will fluctuate.

The investment objective of the Fund as stated above is non-fundamental, which means that it may be changed without shareholder approval.

The Fund invests as part of a “master-feeder” structure. The Fund currently seeks to achieve its investment objective by investing substantially all of its investable assets in the Portfolio, a separate mutual fund, that has a substantially identical investment objective, investment policies, and risks as the Fund. All discussions about the Fund’s investment objective, policies and risks should be understood to refer also to the investment objectives, policies and risks of the Portfolio.

The Fund can withdraw its investment in the Portfolio if, at any time, the Fund’s Board of Trustees determines that it would be in the best interests of the Fund’s shareholders, or if the investment objectives of the Portfolio changed so that they were inconsistent with the objectives of the Fund. If the Fund withdraws its investment from a Portfolio, the Fund may invest all of its assets in another mutual fund that has the same

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investment objective as the Fund, the Adviser may directly manage the Fund’s assets, or the Board may take such other action it deems appropriate and in the best interests of shareholders of the Fund, which may include liquidation of the Fund.

The Adviser. State Street Global Advisors (“SSgA”) is the investment management arm of State Street Corporation, a publicly held bank holding company. SSgA is one of the world’s largest institutional money managers, and uses quantitative and traditional techniques to manage approximately $2.34 trillion in assets as of December 31, 2013. SSgA FM, a wholly-owned subsidiary of State Street Corporation, is the investment adviser to the Fund and the Portfolio, and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Advisers Act of 1940, as amended (the “1940 Act”). SSgA FM had approximately $334.95 billion in assets under management as of December 31, 2013. The Portfolio’s management fee payable to the Adviser is 0.10% of the Portfolio’s average daily net assets. The Fund has entered into an investment advisory agreement with the Adviser pursuant to which the Adviser will manage the Fund’s assets directly, at an annual rate of 0.10% of the Fund’s average daily net assets, in the event that the Fund were to cease investing substantially all of its assets in the Portfolio. The Adviser does not receive any fees from the Fund under that agreement so long as the Fund continues to invest substantially all of its assets in the Portfolio or in another investment company. The Adviser places all orders for purchases and sales of the Portfolio’s investments.

A summary of the factors considered by the Board of Trustees in connection with the renewal of the investment advisory agreement for the Fund will be available in the Fund’s annual report or semi-annual report, as applicable, after the Fund commences operations.

The Adviser manages the Portfolio using a team of investment professionals. The team approach is used to create an environment that encourages the flow of investment ideas. The portfolio managers within the team work together in a cohesive manner to develop and enhance techniques that drive the investment process for the respective investment strategy. This approach requires portfolio managers to share a variety of responsibilities including investment strategy and analysis while retaining responsibility for the implementation of the strategy within any particular portfolio. The approach also enables the team to draw upon the resources of other groups within the firm. Each portfolio management team is overseen by the SSgA Investment Committee.

The Adviser’s principal address is State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111.

The Administrator and Custodian. State Street Bank and Trust Company (“State Street”), a subsidiary of State Street Corporation, is the administrator and custodian.

The Transfer Agent and Dividend Disbursing Agent. Boston Financial Data Services, Inc. is the transfer agent and dividend disbursing agent.

The Distributor. State Street Global Markets, LLC serves as the Fund’s distributor (the “Distributor” or “SSGM”) pursuant to the Distribution Agreement between the Distributor and the Trust.

Shareholder Information

Determination of Net Asset Value. The Fund determines the net asset value (“NAV”) per share once each business day as of the close of the regular trading session of the New York Stock Exchange (the “NYSE”). Pricing does not occur on NYSE holidays. A business day is one on which the NYSE is open for regular trading. The Federal Reserve is closed on certain holidays on which the NYSE is open. These holidays are Columbus Day and Veterans Day. On these holidays, you will not be able to purchase shares by wiring federal funds because federal funds wiring does not occur on days that the Federal Reserve is closed. The NAV per share for the Fund is computed by adding the value of all securities and other assets of the Fund, deducting accrued liabilities, dividing by the number of shares outstanding and rounding to the nearest cent.

Ordinarily, the Fund values each portfolio security based upon the last reported sales price or other market quotation for the security in the market in which the security principally trades. If market quotations are not readily available for a security or if subsequent events suggest that a market quotation is not reliable, the Fund will use the security’s fair value, as determined in accordance with procedures approved by the Board of Trustees. Because foreign securities sometimes trade on days when Fund shares are not priced, the value of the Fund’s portfolio may change on days when Fund shares cannot generally be purchased or redeemed. Debt obligation securities maturing within 60 days of the valuation date are valued at amortized cost.

If you hold shares of the Fund through a broker-dealer or other financial intermediary, your intermediary may offer additional services and account features that are not described in this Prospectus. Please contact your intermediary directly for an explanation of these services.

Purchasing Shares. Investors pay no sales load to invest in the Fund. The price for Fund shares is the NAV per share. Purchase orders in good form (a purchase request is in good form if it meets the requirements implemented from time to time by the Funds’ transfer agent or a Fund, and for new accounts includes submission of a completed and signed

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application and all documentation necessary to open an account) on a business day will, if payment is received the same day by Fed Wire, if accepted, receive that day’s NAV and will earn dividends declared on the date of the purchase. All purchases that are made by check will begin earning dividends the following business day after the purchase date. (If you purchase shares by check, your order will not be in good form until the Fund’s transfer agent receives federal funds for the check.) All purchase orders are subject to acceptance by the Fund.

The minimum initial investment in the Fund is $5 million, although the Adviser may waive the minimum in its discretion. Holdings of all customer accounts of each Intermediary shall be aggregated for determining these account balances. There is no minimum subsequent investment, except in relation to maintaining certain minimum account balances (See “Redeeming Shares” below). The Fund intends to be as fully invested as is practicable; therefore, investments must be made in Federal Funds (i.e., monies credited to the account of the Fund’s custodian bank by a Federal Reserve Bank) received by the Fund before the order will be accepted. The Fund reserves the right to cease accepting investments at any time or to reject any investment order.

If you are purchasing through an Intermediary, please contact your intermediary as their requirements may differ.

BY MAIL:

An initial investment in the Fund must be preceded or accompanied by a completed, signed Institutional Account Application Form, sent to:

State Street Institutional Limited Duration Bond Fund

P.O. Box 8048

Boston, MA 02205-8048

BY OVERNIGHT:

State Street Institutional Limited Duration Bond Fund

30 Dan Road

Canton, MA 02021-2809

BY TELEPHONE/FAX:

An initial investment in the Fund must be preceded or accompanied by a completed, signed Institutional Account Application Form, faxed to (816) 218-0400. Call the Fund at (866) 392-0869 between the hours of 8:00 a.m. ET and 5:00 p.m. ET to:

•	confirm receipt of the faxed Institutional Account Application Form (initial purchases only),
•	request your new account number (initial purchases only),

•	confirm the amount being wired and wiring bank,

•	receive a confirmation number for your purchase order (your trade is not effective until you have received a confirmation number from the Fund),

For your initial investment, send the original, signed Institutional Account Application Form to the address above.

WIRE INSTRUCTIONS:

Instruct your bank to transfer money by Federal Funds wire to:

State Street Bank and Trust Company

1 Iron Street

Boston, MA 02110

ABA# 011000028

DDA# 9905-801-8

State Street Institutional Limited Duration Bond Fund

Account Number

Account Registration

You will not be able to redeem shares from the account until the original Application has been received. The Fund and its agents are not responsible for transfer errors by the sending or receiving bank and will not be liable for any loss incurred due to a wire transfer not having been received.

In accordance with certain federal regulations, the Trust is required to obtain, verify and record information that identifies each entity who applies to open an account. For this reason, when you open (or change ownership of) an account, the Trust will request certain information, including your name, address and taxpayer identification number, which will be used to verify your identity. If you are unable to provide sufficient information to verify your identity, the Trust will not open an account for you. As required by law, the Trust may employ various procedures, such as comparing your information to fraud databases or requesting additional information and documentation from you, to ensure that the information supplied by you is correct. The Trust reserves the right to reject any purchase for any reason, including failure to provide the Trust with information necessary to confirm your identity as required by law.

Redeeming Shares. An investor may redeem all or any portion of its investment at the NAV next determined after it submits a redemption request, in proper form, to the Fund. Payments of redemption proceeds ordinarily will be sent the next business day. The Fund reserves the right to pay for redeemed shares within seven days after receiving your redemption order if, in the judgment of the Adviser, an earlier payment could

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adversely affect the Fund. The right of any investor to receive payment with respect to any redemption may be suspended or the payment of the redemption proceeds postponed during any period in which the NYSE is closed (other than weekends or holidays) or trading on the NYSE is restricted or, to the extent otherwise permitted by the 1940 Act, if an emergency exists.

If your account is held through an Intermediary, please contact them for additional assistance and advice on how to redeem your shares.

If you are redeeming some, but not all, of your shares, your remaining account balance should be above $1,000,000 and subsequent purchases of shares of the Fund may be rejected unless, after such purchase, your account balance will be at or greater than $1,000,000. A request for a partial redemption by an investor whose account balance is below the minimum amount or a request for partial redemption by an investor that would bring the account below the minimum amount may be treated as a request for a complete redemption of the account. These minimums may be different for investments made through certain financial intermediaries as determined by their policies and may be waived in the Adviser’s discretion. The Fund reserves the right to modify or waive its minimum account requirements at any time with or without prior notice. The Fund also reserves the right to involuntarily redeem an investor’s account if the investor’s account balance falls below the applicable minimum amount due to transaction activity. Notification will be sent to the shareholder giving the shareholder 60 days to increase the account to the required minimum or the account may be closed.

BY MAIL

Send a signed letter to:

State Street Institutional Limited Duration Bond Fund

P.O. Box 8048

Boston, MA 02205-8048

The letter should include information necessary to process your request as described below. The Fund may require a medallion guarantee in certain circumstances. See “Medallion Guarantees” below.

BY OVERNIGHT:

State Street Institutional Limited Duration Bond Fund

30 Dan Road

Canton, MA 02021-2809

BY TELEPHONE

(866) 392-0869

Between the hours of 8:00 a.m. and 5:00 p.m. ET.

The Fund will need the following information to process your redemption request:

•	name(s) of account owners;

•	account number(s);

•	the name of the Fund;

•	your daytime telephone number; and

•	the dollar amount or number of shares being redeemed

On any day that the Fund calculates its NAV earlier than normal, the Fund reserves the right to adjust the times noted above for purchasing and redeeming shares, except the 9:00 a.m. ET beginning time.

Medallion Guarantees. Certain redemption requests must include a medallion guarantee for each registered account owner if any of the following apply:

•	Your account address has changed within the last 10 business days.

•	A wire is being made payable to someone other than the account owner.

•	Redemption proceeds are being transferred to an account with a different registration.

•	A wire is being sent to a financial institution other than the one that has been established on your Fund account.

•	Other unusual situations as determined by the Fund’s transfer agent.

The Fund reserves the right to waive medallion guarantee requirements, require a medallion guarantee under other circumstances or reject or delay a redemption if the medallion guarantee is not in good form. Medallion guarantees may be provided by an eligible financial institution such as a commercial bank, a FINRA member firm such as a stock broker, a savings association or a national securities exchange. A notary public cannot provide a medallion guarantee. The Fund reserves the right to reject a medallion guarantee if it is not provided by a STAMP Medallion guarantor.

Cost Basis Reporting. Upon the redemption of your shares in the Fund, the Fund or, if you purchase your shares through a financial intermediary, your financial intermediary, generally will be required to provide you and the IRS with cost basis and certain other related tax information about the Fund shares

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you redeemed. Please contact the Fund or consult your financial intermediary, as appropriate, for more information regarding available methods for cost basis reporting and how to select or change a particular method. Please consult your tax advisor to determine which available cost basis method is best for you.

About Telephone Transactions. Telephone transactions are extremely convenient but are not free from risk. Neither the Fund nor the Fund’s agents will be responsible for any losses resulting from unauthorized telephone transactions if reasonable security procedures are followed. In addition, you are responsible for: (i) verifying the accuracy of all data and information transmitted by telephone, (ii) verifying the accuracy of your account statements immediately upon receipt, and (iii) promptly notifying the Fund of any errors or inaccuracies including, without limitation, any errors or inaccuracies relating to shareholder data or information transmitted by telephone. During periods of heavy market activity or other times, it may be difficult to reach the Fund by telephone. If you are unable to reach us by telephone, consider sending written instructions.

The Fund may terminate the receipt of redemption orders by telephone at any time, in which case you may redeem shares by other means.

If you choose to purchase or redeem shares by sending instructions by regular mail, they will not be deemed received in good order until they are released by the post office and redelivered to the Transfer Agent’s physical location at 30 Dan Road in Canton, MA 02021. There will be a time lag, which may be one or more days, between regular mail receipt at the Boston post office box and redelivery to such physical location in Canton, and a Fund’s net asset value may change over those days. You might consider using express rather than regular mail if you believe time of receipt of your transaction request to be sensitive.

Policies to Prevent Market Timing. Frequent purchases and redemptions of Fund shares may present risks for other shareholders of the Fund, which may include, among other things, interference in the efficient management of the Fund’s portfolio, dilution in the value of Fund shares held by long-term shareholders, increased brokerage and administrative costs and forcing the Fund to hold excess levels of cash.

The Trust’s Board of Trustees has adopted policies and procedures designed to detect and prevent inappropriate short-term trading activity that is harmful to the Fund. Because most of the interests in the Fund are held by investors indirectly through one or more financial intermediaries, the Fund does not generally have information about the identity of those investors or about transactions effected by those investors. Rather, the Fund and its service providers periodically review cash inflows and outflows from and to those intermediaries in an attempt to detect inappropriate trading activity by investors holding shares through those intermediaries. The Fund may seek to obtain underlying account trading activity information from financial intermediaries when, in the Adviser’s judgment, the trading activity suggests possible market timing. There is no assurance that the Fund or the Adviser will be able to determine whether trading in the Fund’s shares by an investor holding shares through a financial intermediary is engaged in trading activity that may be harmful to the Fund or its shareholders.

The Fund reserves the right in its discretion to reject any purchase, in whole or in part including, without limitation, by a person whose trading activity in Fund shares the Adviser believes could be harmful to the Fund. The Fund may decide to restrict purchase and sale activity in its shares based on various factors, including, without limitation, whether frequent purchase and sale activity will disrupt portfolio management strategies and adversely affect performance. There can be no assurance that the Fund, the Adviser or State Street will identify all frequent purchase and sale activity affecting the Fund.

Distribution Arrangements and Rule 12b-1 Fees

The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act under which the Fund may compensate its distributor (or others) for services in connection with the distribution of the Fund’s shares and for services provided to Fund shareholders (the “Plan”). The Plan calls for payments at an annual rate (based on average daily net assets) of 0.05% of the Fund’s net assets. Because these fees are paid out of the assets of the Fund on an ongoing basis, they will increase the cost of your investment and may cost you more over time than paying other types of sales charges. Long-term shareholders of the Fund may pay more in Rule 12b-1 fees than the economic equivalent of the maximum front-end sales charge permitted by the Financial Industry Regulatory Authority, Inc. (“FINRA”).

In addition to payments under the Plan, the Fund reimburses SSGM or its affiliates for payments it makes to financial intermediaries that provide certain administrative, recordkeeping, and account maintenance services, including services described below under “Other Payments to Financial Intermediaries.” The amount of the reimbursement is calculated in a manner approved by the Trustees and is reviewed by the Trustees periodically.

Because the Fund pays distribution and other fees for the sale of their shares and for services provided to shareholders out of the Fund’s assets on an ongoing basis, over time those fees will increase the cost of your investment and may cost you more than paying other types of sales loads.

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The Fund may pay distribution fees and other amounts described in this Prospectus at a time when shares of the Fund are unavailable for purchase.

Other Payments to Financial Intermediaries

Financial intermediaries are firms that, for compensation, sell shares of mutual funds, including the Fund, and/or provide certain administrative and account maintenance services to mutual fund shareholders. Financial intermediaries may include, among others, brokers, financial planners or advisors, banks, and insurance companies.

In some cases, a financial intermediary may hold its clients’ Fund shares in nominee or street name. Shareholder services provided by a financial intermediary may (though they will not necessarily) include, among other things: processing and mailing trade confirmations, periodic statements, prospectuses, annual reports, semiannual reports, shareholder notices, and other SEC-required communications; capturing and processing tax data; issuing and mailing dividend checks to shareholders who have selected cash distributions; preparing record date shareholder lists for proxy solicitations; collecting and posting distributions to shareholder accounts; and establishing and maintaining systematic withdrawals and automated investment plans and shareholder account registrations.

The compensation paid by SSGM or its affiliates to a financial intermediary is typically paid continually over time, during the period when the intermediary’s clients hold investments in the Fund. The amount of continuing compensation paid by SSGM or its affiliates to different financial intermediaries for distribution and/or shareholder services varies. The compensation is typically a percentage of the value of the financial intermediary’s clients’ investments in the Fund or a per account fee. The variation in compensation may, but will not necessarily, reflect enhanced or additional services provided by the intermediary.

SSGM and its affiliates (including SSgA FM), at their own expense and out of their own assets, may also provide other compensation to financial intermediaries in connection with sales of the Fund’s shares or the servicing of shareholders or shareholder accounts. Such compensation may include, but is not limited to, financial assistance to financial intermediaries in connection with conferences, sales, or training programs for their employees; seminars for the public; advertising or sales campaigns; or other financial intermediary-sponsored special events. In some instances, this compensation may be made available only to certain financial intermediaries whose representatives have sold or are expected to sell significant amounts of shares. Dealers may not use sales of the Fund’s shares to qualify for this compensation to the extent prohibited by the laws or rules of any state or any self-regulatory agency, such as FINRA.

If payments to financial intermediaries by the distributor or adviser for a particular mutual fund complex exceed payments by other mutual fund complexes, your financial advisor and the financial intermediary employing him or her may have an incentive to recommend that fund complex over others. Please speak with your financial advisor to learn more about the total amounts paid to your financial advisor and his or her firm by SSGM and its affiliates and by sponsors of other mutual funds he or she may recommend to you. You should also consult disclosures made by your financial intermediary at the time of purchase.

Dividends, Distributions and Tax Considerations

Income dividends and capital gains distributions of the Fund will be declared and paid at least annually.

The following discussion is a summary of some important U.S. federal tax considerations generally applicable to investments in the Fund. Your investment in the Fund may have other tax implications. Please consult your tax advisor about foreign, federal, state, local or other tax laws applicable to you. Investors, including non-U.S. investors should consult the SAI for more information.

The Fund has elected to be treated as a regulated investment company and intends each year to qualify and to be eligible to be treated as such. A regulated investment company is generally not subject to tax at the corporate level on income and gains that are distributed to shareholders. However, the Fund’s failure to qualify as a regulated investment company would result in corporate-level taxation, and consequently, a reduction in income available for distribution to shareholders.

For federal income tax purposes, distributions of investment income are generally taxable to you as ordinary income. Taxes on distributions of capital gains generally are determined by how long the Portfolio owned the investments that generated them, rather than how long you have owned your Fund shares. Distributions of net capital gains (that is, the excess of net long-term capital gains over net short-term capital losses) from the sale of investments that the Portfolio owned for more than one year that are properly reported by the Fund as capital gain dividends generally will be treated as long-term capital gain includible in your net capital gain and taxed to individuals at reduced rates. Distributions of gains from investments that the Portfolio owned for one year or less generally will be taxable to you as ordinary income. Distributions of investment income reported by the Fund as derived from “qualified dividend income” are taxed to individuals at the rates applicable to net capital gain, provided holding period and other requirements are met by both the shareholder and the Fund.

15

Any gain resulting from the redemption of Fund shares will generally also be taxable to you as either short-term or long-term capital gain, depending upon how long you held your shares in the Fund.

A 3.8% Medicare contribution tax is imposed on the “net investment income” of individuals, estates and trusts whose income exceeds certain threshold amounts. Net investment income generally includes for this purpose dividends paid by the Fund, including any capital gain dividends, and net capital gains recognized on the redemption of shares of the Fund.

If you are not a citizen or permanent resident of the United States, the Fund’s ordinary income dividends will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies or unless such income is effectively connected with a U.S. trade or business. For distributions with respect to taxable years of the Fund beginning before January 1, 2014, the Fund was able, under certain circumstances, to report in a written notice to shareholders all or a portion of a dividend as an “interest-related dividend” or a “short-term capital gain dividend” that if received by a nonresident alien or foreign entity generally was exempt from the 30% U.S. withholding tax, provided that certain other requirements are met. These exemptions have expired for distributions with respect to taxable years of a Fund beginning on or after January 1, 2014. Therefore, as of the date of this Prospectus, the Fund (or intermediary, as applicable) is currently required to withhold on distributions to non-resident aliens or foreign entities attributable to net interest or short-term capital gains that were formerly eligible for this withholding exemption. It is currently unclear whether Congress will extend this exemption for distributions with respect to taxable years of the Fund beginning on or after January 1, 2014, or what the terms of such an extension would be, including whether such extensions would have a retroactive effect.

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Financial Highlights

The Financial Highlights table is not presented because the Fund had not commenced operations as of the date of this Prospectus.

17

For more information about STATE STREET INSTITUTIONAL LIMITED DURATION BOND FUND:

The Fund’s SAI includes additional information about the Fund and is incorporated by reference into this document. The SAI and the Fund’s annual and semi-annual reports will be available without charge, upon request. Shareholders in the Fund may make inquiries to the Fund to receive such information by calling State Street Global Markets, LLC at (877) 521-4083 or by writing to the Fund, c/o State Street Global Markets, LLC, State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111-2900. The Fund’s website address is http://www.sttfunds.com.

Information about the Fund (including the SAI) can be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at
1-202-942-8090. Reports and other information about the Fund are available free of charge on the EDGAR Database on the Commission’s Internet site at http://www.sec.gov. Copies of this information also may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission’s Public Reference Section, Washington, D.C. 20549-1520.

SSgA FUNDS MANAGEMENT, INC.

STATE STREET FINANCIAL CENTER

ONE LINCOLN STREET

BOSTON, MASSACHUSETTS 02111

The State Street Institutional Investment Trust’s Investment Company Act File Number is 811-09819.

18

State Street Institutional Investment Trust

Neuberger Berman Money Fund

A Private Label of Investment Class Shares of the

STATE STREET INSTITUTIONAL LIQUID RESERVES FUND (SSVXX)

STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND (GVVXX)

STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND (TPVXX)

Advised by SSgA Funds Management, Inc.,

a subsidiary of State Street Corporation

Prospectus Dated April 30, 2014

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN ANY OF THE FUNDS OFFERED BY THIS PROSPECTUS IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUNDS.

EACH FUND OFFERS MULTIPLE CLASSES OF SHARES. THIS PROSPECTUS COVERS THE INVESTMENT CLASS.

2

STATE STREET INSTITUTIONAL LIQUID RESERVES FUND

Investment Objective

The investment objective of State Street Institutional Liquid Reserves Fund (the “ILR Fund” or sometimes referred to in context as the “Fund”) is to seek to maximize current income, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value (“NAV”) by investing in U.S. dollar-denominated money market securities.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy and hold shares of the ILR Fund. The expenses shown in the table and the Example reflect the expenses of the Fund and the Fund’s proportionate share of the expenses of the State Street Money Market Portfolio (the “Money Market Portfolio” or sometimes referred to in context as the “Portfolio”).

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)(1)

Management Fee	0.05%
Distribution (12b-1) Fees	0.10%
Other Expenses	0.07%
Service Fee	0.25%

Total Annual Fund Operating Expenses(2)	0.47%

(1)	Amounts reflect the total expenses of the Money Market Portfolio and the Fund.

(2)

The Fund’s investment adviser, SSgA Funds Management, Inc. (the “Adviser” or “SSgA FM”), may voluntarily reduce all or a portion of its fees and/or reimburse expenses of the Fund to the extent necessary to avoid negative yield (the “Voluntary Reduction”), or a yield below a specified level, which may vary from time to time in the Adviser’s sole discretion. The Fund has agreed, subject to certain limitations, to reimburse the Adviser for the full dollar amount of any Voluntary Reduction incurred after October 1, 2012. As of December 31, 2013, the Adviser had waived fees and/or reimbursed expenses in the aggregate amount of $2,467,355 since October 1, 2012, none of which is potentially recoverable under the Voluntary Reduc-

tion. The Adviser may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the Fund, without limitation. Any future reimbursement by the Fund of the Voluntary Reduction would increase the Fund’s expenses and reduce the Fund’s yield. There is no guarantee that the Voluntary Reduction will be in effect at any given time or that the Fund will be able to avoid a negative yield.

Example

This Example is intended to help you compare the cost of investing in the ILR Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$48	$151	$263	$591

Principal Investment Strategies

The ILR Fund invests substantially all of its investable assets in the Money Market Portfolio.

The Money Market Portfolio follows a disciplined investment process in which the Portfolio’s investment adviser, SSgA Funds Management, Inc. (the “Adviser” or “SSgA FM”), bases its decisions on the relative attractiveness of different money market instruments. In the Adviser’s opinion, the attractiveness of an instrument may vary depending on the general level of interest rates, as well as imbalances of supply and demand in the market. The Portfolio invests in accordance with regulatory requirements applicable to money market funds, which require, among other things, the Portfolio to invest only in short-term, high quality debt obligations (generally, securities that have remaining maturities of 397 calendar days or less and either have been rated in one of the two highest short-term rating categories or are considered by the Portfolio to be of comparable quality), to maintain a maximum dollar-weighted average maturity of 60 days or less, and to meet requirements as to portfolio diversification and liquidity.

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The Portfolio attempts to meet its investment objective by investing in a broad range of money market instruments. These may include among other things: U.S. government securities, including U.S. Treasury bills, notes and bonds and other securities issued or guaranteed as to principal and/or interest, as applicable, by the U.S. government or its agencies or instrumentalities; certificates of deposits and time deposits of U.S. and foreign banks; commercial paper and other high quality obligations of U.S. or foreign companies; asset-backed securities, including asset-backed commercial paper; mortgage-related securities; and repurchase agreements. These instruments may bear fixed, variable or floating rates of interest or may be zero-coupon securities. The Portfolio also may invest in shares of other money market funds, including funds advised by the Adviser. Under normal market conditions, the Portfolio intends to invest more than 25% of its total assets in bank obligations. A substantial portion of the Portfolio may be invested in securities that are issued or traded pursuant to exemptions from registration under the federal securities laws.

Principal Investment Risks

An investment in the Fund is not a deposit in a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

In addition, the Fund is subject to the following risks:

•	Risks of Investing Principally in Money Market Instruments:

•

Interest Rate Risk — The risk that interest rates will rise, causing the value of the Portfolio’s investments to fall. Also, the risk that as interest rates decline, the amount of income the Portfolio receives on its new investments generally will decline.

•

Credit Risk — The risk that an issuer, guarantor or liquidity provider of an instrument will be unable, or will be perceived to be unable, to make scheduled interest or principal payments, and that the value of the instrument will fall as a result.

•	Liquidity Risk — The risk that the Portfolio may not be able to sell some or all of its securities at desired prices, or may be unable to sell the securities at all, because of a lack of demand in the market for such securities, or a liquidity provider defaults on its obligation to purchase the securities when properly tendered by the Portfolio.

•

Prepayment Risk and Extension Risk — Applicable primarily to mortgage-related and other asset-backed securities, the risks that loan obligations may be repaid faster or slower than expected, causing the Portfolio to invest repayment proceeds in, or continue to hold, lower yielding securities, as the case may be.

•

Stable Share Price Risk:    If the market value of one or more of the Portfolio’s investments changes substantially, the Fund may not be able to maintain a stable share price of $1.00. This risk typically is higher during periods of rapidly changing interest rates or when issuer credit quality generally is falling, and is made worse when the Portfolio experiences significant redemption requests.

•

Master/Feeder Structure Risk:    The Fund’s performance may be adversely affected as a result of large cash inflows to or outflows from the Portfolio and any related disruption to the Portfolio’s investment program.

•

Low Short-Term Interest Rate Risk:    At the date of this Prospectus, short-term interest rates are at historically low levels, and so the Fund’s yield is very low. It is possible that the Portfolio will generate an insufficient amount of income to pay its expenses, and that it and/or the Fund will not be able to pay a daily dividend and may have a negative yield (i.e., it may lose money on an operating basis). It is possible that the Portfolio will maintain a substantial portion of its assets in cash, on which it would earn little, if any, income.

•

Banking Industry Risk:    To the extent the Portfolio concentrates its investments in bank obligations, financial, economic, business, and other developments in the banking industry will have a greater effect on the Portfolio than if it had not concentrated its assets in the banking industry. Adverse changes in the banking industry may include, among other things, banks experiencing substantial losses on loans, increases in non-performing assets and charge-offs and declines in total deposits.

4

•

Repurchase Agreement Risk:    In a repurchase agreement, the Portfolio purchases a security from a seller at one price and simultaneously agrees to sell it back to the original seller at an agreed-upon price. If the Portfolio’s counterparty is unable to honor its commitments, the Portfolio may be unable to recover its purchase price and may be prevented or delayed from realizing on the security to make up any losses.

•

Mortgage-Related and Other Asset-Backed Securities Risk:    Defaults, or perceived increases in the risk of defaults, on the loans underlying mortgage-related or asset-backed securities may impair the values of the securities. These securities also present a higher degree of prepayment risk (when repayment of principal occurs before scheduled maturity) and extension risk (when rates of repayment of principal are slower than expected) than do other types of fixed income securities. The enforceability of security interests that support these securities may, in some cases, be subject to limitations.

•

Foreign Securities Risk:    The Portfolio may invest in U.S. dollar denominated instruments issued by foreign governments, corporations and financial institutions. Foreign securities are subject to political, economic, and regulatory risks not present in domestic investments. Returns on investments in securities issued by foreign issuers could be more volatile than securities issued by U.S. issuers. Foreign investments may be affected by, among other things, changes in currency exchange rates; currency controls; different accounting, auditing, financial reporting, and legal standards and practices applicable in foreign countries; tax withholding; and higher transaction costs. Foreign banks, or their domestic or foreign branches, may be subject to less rigorous regulation than U.S. banks operating in the United States, and may not be required to meet financial, capital, and other requirements applicable to U.S. banks. Foreign laws and accounting standards typically are not as strict as they are in the U.S. so there may be fewer restrictions on loan limitations, less frequent examinations and less stringent requirements regarding reserve accounting, auditing, recordkeeping and public reporting requirements.

•	U.S. Government Sponsored Enterprises Risk: Securities of certain U.S. government agencies and instrumentalities are not supported by the full faith and credit of the U.S. Government, and to the extent the Portfolio owns such securities, it must look to the agency or instrumentality issuing or guaranteeing the securities for repayment.

•

Variable and Floating Rate Securities Risk:    The Portfolio may purchase variable and floating rate securities, whose interest rates change based on changes in market interest rates. As a result, the interest paid on such securities will tend to fall as market interest rates fall generally, and the interest rates on such securities may not rise as rapidly as general market rates.

•

Market Risk:    The values of the securities in which the Portfolio invests may go up or down in response to the prospects of individual issuers and/or general economic conditions. Price changes may be temporary or may last for extended periods. Recent instability in the financial markets has led the U.S. Government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. The withdrawal of this support could negatively affect the value and liquidity of certain securities or of markets generally. In addition, legislation recently enacted in the U.S. calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be fully known for some time

•

Money Market Fund Regulatory Risk:    It is possible that the U.S. Securities and Exchange Commission (“SEC”) or another agency will adopt regulations that change in very important respects the operation of money market funds. Any such regulatory changes could impact important characteristics of the Fund, including liquidity of an investment in the Fund or the Fund’s ability to maintain a stable net asset value per share.

Performance

The bar chart and table below provide some indication of the risks of investing in the ILR Fund by illustrating the variability of the Fund’s returns during the years since inception. The Fund’s past performance

5

does not necessarily indicate how the Fund will perform in the future. Additionally, the performance information prior to 2008 is that of the Fund when it was a single class (“original share class”), and matches the performance of the Institutional Class. The Fund’s original share class had lower expenses and typically higher returns than the Investment Class. The primary difference in expenses is the lower distribution (12b-1) fee and absence of shareholder servicing plan and associated fees. The Fund’s original share class commenced operations on August 12, 2004. The Fund’s Investment Class shares commenced operations on October 1, 2007. Current performance information for the Fund is available toll free by calling (877) 521-4083 or by visiting our website at www.ssga.com/cash.

State Street Institutional Liquid Reserves Fund Total Return for the Calendar Years Ended December 31

Returns would have been lower if operating expenses had not been reduced. During the period shown in the bar chart, the highest return for a quarter was 1.33% (quarter ended 12/31/06) and the lowest return for a quarter was 0.00% (quarter ended 9/30/13).

Average Annual Total Returns

For the Periods Ended December 31, 2013

	1-Year	5-Year	Since the Inception Date of the Fund
State Street Institutional Liquid Reserves Fund	0.00%	0.04%	1.91%

To obtain the Fund’s current yield, please call (877) 521-4083.

Investment Adviser

SSgA FM serves as the investment adviser to the Fund.

Purchase and Sale of Fund Shares

For important information about purchase and sale of Fund shares, please turn to “Other Information” on page 14 of the prospectus.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

For important information about financial intermediary compensation, please turn to “Other Information” on page 14 of the prospectus.

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STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND

Investment Objective

The investment objective of State Street Institutional U.S. Government Money Market Fund (the “U.S. Government Fund” or sometimes referred to in context as the “Fund”) is to seek to maximize current income, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share NAV.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy and hold shares of the U.S. Government Fund. The expenses shown in the table and the Example reflect the expenses of the Fund and the Fund’s proportionate share of the expenses of State Street U.S. Government Money Market Portfolio (the “U.S. Government Portfolio” or sometimes referred to in context as the “Portfolio”).

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)(1)

Management Fee	0.05%
Distribution (12b-1) Fees	0.10%
Other Expenses	0.07%
Service Fee	0.25%

Total Annual Fund Operating Expenses(2)	0.47%

(1)	Amounts reflect the total expenses of the U.S. Government Portfolio and the Fund.

(2)

The Fund’s investment adviser, SSgA Funds Management, Inc. (the “Adviser” or “SSgA FM”), may voluntarily reduce all or a portion of its fees and/or reimburse expenses of the Fund to the extent necessary to avoid negative yield (the “Voluntary Reduction”), or a yield below a specified level, which may vary from time to time in the Adviser’s sole discretion. The Fund has agreed, subject to certain limitations, to reimburse the Adviser for the full dollar amount of any Voluntary Reduction incurred after October 1, 2012. As of December 31, 2013, the Adviser had waived fees and/or reimbursed expenses in the aggregate amount of $3,142,130 since October 1, 2012, of which $176,218 is potentially recoverable under the Voluntary Reduction. The Adviser may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the Fund, without limitation. Any future reimbursement by the Fund of the Voluntary Reduction would increase the Fund’s expenses and reduce the Fund’s yield. There is no guarantee that the Voluntary Reduction will be in effect at any given time or that the Fund will be able to avoid a negative yield.

Example

This Example is intended to help you compare the cost of investing in the U.S. Government Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$48	$151	$263	$591

Principal Investment Strategies

The U.S. Government Fund invests substantially all of its investable assets in the U.S. Government Portfolio.

The U.S. Government Portfolio invests only in obligations issued or guaranteed as to principal and/or interest, as applicable, by the U.S. government or its agencies and instrumentalities, as well as repurchase agreements secured by such instruments.

The Portfolio follows a disciplined investment process that attempts to provide stability of principal, liquidity and current income, by investing in U.S. government securities. Among other things, SSgA FM, the Portfolio’s investment adviser, conducts its own credit analyses of potential investments and portfolio holdings, and relies substantially on a dedicated short-term credit research team. The Portfolio invests in accordance with regulatory requirements applicable to money market funds. Regulations require, among other things, a money market fund to invest only in short-term, high quality debt obligations (generally, securities that have remaining maturities of 397 calendar days or less and

7

either have been rated in one of the two highest short-term rating categories or are considered by the Portfolio to be of comparable quality), to maintain a maximum dollar-weighted average maturity of 60 days or less, and to meet requirements as to portfolio diversification and liquidity. All securities held by the Portfolio are U.S. dollar-denominated, and they may have fixed, variable or floating interest rates.

The Portfolio attempts to meet its investment objective by investing in:

•

Obligations issued or guaranteed as to principal and/or interest, as applicable by the U.S. government or its agencies and instrumentalities, such as U.S. Treasury securities and securities issued by the Government National Mortgage Association (“GNMA”), which are backed by the full faith and credit of the United States;

•

Obligations issued or guaranteed by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and U.S. government-sponsored entities such as the Federal Home Loan Bank, which are not backed by the full faith and credit of the United States; and

•	Repurchase agreements with respect to U.S. government securities.

Principal Investment Risks

An investment in the Fund is not a deposit in a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

In addition, the Fund is subject to the following risks:

•	Risks of Investing Principally in Money Market Instruments:

•

Interest Rate Risk — The risk that interest rates will rise, causing the value of the Portfolio’s investments to fall. Also, the risk that as interest rates decline, the amount of income the Portfolio receives on its new investments generally will decline.

•	Credit Risk — The risk that an issuer, guarantor or liquidity provider of an instrument will be unable, or will be perceived as unable, to make scheduled inter-
est or principal payments, and that the market value of the instrument will fall as a result.

•

Liquidity Risk — The risk that the Portfolio may not be able to sell some or all of its securities at desired prices, or may be unable to sell the securities at all, because of a lack of demand in the market for such securities, or a liquidity provider defaults on its obligation to purchase the securities when properly tendered by the Portfolio.

•

Prepayment Risk and Extension Risk — Applicable primarily to mortgage-related and other asset-backed securities, the risks that loan obligations may be repaid faster or slower than expected, causing the Portfolio to invest repayment proceeds in, or continue to hold, lower yielding securities, as the case may be.

•

Master/Feeder Structure Risk:    The Fund’s performance may be adversely affected as a result of large cash inflows to or outflows from the Portfolio and any related disruption to the Portfolio’s investment program.

•

U.S. Government Sponsored Enterprises Risk:    Securities of certain U.S. government agencies and instrumentalities are not supported by the full faith and credit of the U.S. Government, and to the extent the Portfolio owns such securities, it must look to the agency or instrumentality issuing or guaranteeing the securities for repayment. Because the Portfolio emphasizes investment in U.S. government securities, and because U.S. government securities generally are perceived as having low risks compared to most other types of investments, the Portfolio’s performance compared to money market funds that invest principally in other types of money market instruments may be lower.

•

Significant Exposure to U.S. Government Agencies Risk:    To the extent the Portfolio focuses its investments in securities issued or guaranteed by U.S. government agencies, any market price movements, regulatory changes or changes in political or economic conditions that affect the U.S. government agencies in which the Portfolio invests may have a significant impact on the Portfolio’s performance. Events that would adversely affect the market prices of securities

8

issued or guaranteed by one government agency may adversely affect the market price of securities issued or guaranteed by other government agencies.

•

Mortgage-Related and Other Asset-Backed Securities Risk:    Defaults, or perceived increases in the risk of defaults, on the loans underlying mortgage-related or asset-backed securities may impair the values of the securities. These securities also present a higher degree of prepayment risk (when repayment of principal occurs before scheduled maturity) and extension risk (when rates of repayment of principal are slower than expected) than do other types of fixed income securities.

•

Repurchase Agreement Risk:    In a repurchase agreement, the Portfolio purchases a security from a seller at one price and simultaneously agrees to sell it back to the original seller at an agreed-upon price. If the Portfolio’s counterparty is unable to honor its commitments, the Portfolio may be unable to recover its purchase price and may be prevented or delayed from realizing on the security to make up any losses.

•

Stable Share Price Risk:    If the market value of one or more of the Portfolio’s investments changes substantially, the Fund may not be able to maintain a stable share price of $1.00. This risk typically is higher during periods of rapidly changing interest rates or when issuer credit quality generally is falling, and is made worse when the Portfolio experiences significant redemption requests.

•

Low Short-Term Interest Rate Risk:    At the date of this Prospectus, short-term interest rates are at historically low levels, and so the Fund’s yield is very low. It is possible that the Portfolio will generate an insufficient amount of income to pay its expenses, and that it and/or the Fund will not be able to pay a daily dividend and may have a negative yield (i.e., it may lose money on an operating basis). It is possible that the Portfolio will maintain a substantial portion of its assets in cash, on which it would earn little, if any, income.

•	Market Risk: The values of the securities in which the Portfolio invests may go up or down in response to the prospects of individual issuers and general economic conditions. Price changes may be temporary or may last for extended periods. Recent instability in the financial markets has led the U.S. Government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. The withdrawal of this support could negatively affect the value and liquidity of certain securities or of markets generally. In addition, legislation recently enacted in the U.S. calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be fully known for some time.

•

Variable and Floating Rate Securities Risk:    The Portfolio may purchase variable and floating rate securities, whose interest rates change based on changes in market interest rates. As a result, the interest paid on such securities will tend to fall as market interest rates fall generally, and the interest rates on such securities may not rise as rapidly as general market rates.

•

Money Market Fund Regulatory Risk:    It is possible that the U.S. Securities and Exchange Commission (“SEC”) or another agency will adopt regulations that change in very important respects the operation of money market funds. Any such regulatory changes could impact important characteristics of the Fund, including liquidity of an investment in the Fund or the Fund’s ability to maintain a stable net asset value per share.

Performance

The bar chart and table below provide some indication of the risks of investing in the U.S. Government Fund by illustrating the variability of the Fund’s returns during the years since inception. The Fund’s past performance does not necessarily indicate how the Fund will perform in the future. Current performance information for the Fund is available toll free by calling (877) 521-4083 or by visiting our website at www.ssga.com/cash.

9

State Street Institutional U.S. Government Money Market Fund Total Return for the Calendar Years Ended December 31

Returns would have been lower if operating expenses had not been reduced. During the period shown in the bar chart, the highest return for a quarter was 0.75% (quarter ended 3/31/08) and the lowest return for a quarter was 0.00% (quarter ended 12/31/13).

Average Annual Total Returns

For the Periods Ended December 31, 2013

	1-Year	5-Year	Since the Inception Date of the Fund
State Street Institutional U.S. Government Money Market Fund	0.00%	0.01%	0.43%

To obtain the Fund’s current yield, please call (877) 521-4083.

Investment Adviser

SSgA FM serves as the investment adviser to the Fund.

Purchase and Sale of Fund Shares

For important information about purchase and sale of Fund shares, please turn to “Other Information” on page 14 of the prospectus.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

For important information about financial intermediary compensation, please turn to “Other Information” on page 14 of the prospectus.

10

STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND

Investment Objective

The investment objective of State Street Institutional Treasury Plus Money Market Fund (the “Treasury Plus Fund” or sometimes referred to in context as the “Fund”) is to seek a high level of current income consistent with preserving principal and liquidity and the maintenance of a stable $1.00 per share net asset value (“NAV”).

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Treasury Plus Fund. The expenses shown in the table and the Example reflect the expenses of the Fund and the Fund’s proportionate share of the expenses of the State Street Treasury Plus Money Market Portfolio (the “Treasury Plus Portfolio” or sometimes referred to in context as the “Portfolio”).

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)(1)

Management Fee	0.05%
Distribution (12b-1) Fees	0.10%
Other Expenses	0.08%
Service Fee	0.25%

Total Annual Fund Operating Expenses	0.48%

Fee Waiver and/or Expense Reimbursement(2)	(0.01)%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(3)	0.47%

(1)	Amounts reflect the total expenses of the Treasury Plus Portfolio and the Fund restated to reflect current fees.

(2)

The Fund’s investment adviser, SSgA Funds Management, Inc. (the “Adviser” or “SSgA FM”) has contractually agreed to cap the Treasury Plus Fund’s Total Annual Fund Operating Expenses (excluding taxes, interest and extraordinary expenses) attributable to the Investment Class to the extent that expenses exceed 0.47% of Investment Class net assets, through April 30, 2015; these arrangements may not be terminated prior to that date without the consent of the Board.

(3)

The Adviser may also voluntarily reduce all or a portion of its fees and/or reimburse expenses of the Fund to the extent necessary to avoid negative yield (the “Voluntary Reduction”), or a yield below a specified level, which may vary from time to time in the Adviser’s sole discretion. The Fund has agreed, subject to certain limitations, to reimburse the Adviser for the full dollar amount of any Voluntary Reduction incurred after October 1, 2012. As of December 31, 2013, the Adviser had waived fees and/or reimbursed expenses in the aggregate amount of $506,907 since October 1, 2012, of which $44,828 is potentially recoverable under the Voluntary Reduction. Any future reimbursement of previously waived fees by the Fund to the Adviser may cause the total fund annual operating expenses of the Fund to exceed the expense limitation under the contractual expense limitation agreement. The Adviser may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the Fund, without limitation. Any future reimbursement by the Fund of the Voluntary Reduction would increase the Fund’s expenses and reduce the Fund’s yield. There is no guarantee that the Voluntary Reduction will be in effect at any given time or that the Fund will be able to avoid a negative yield.

Example

This Example is intended to help you compare the cost of investing in the Treasury Plus Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that the “1 Year” figure reflects the impact of fee waivers and/or expense reimbursements for the first year, as shown in the “Annual Fund Operating Expenses” table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$48	$153	$268	$603

Principal Investment Strategies

The Treasury Plus Fund invests substantially all of its investable assets in the Treasury Plus Portfolio.

11

The Treasury Plus Portfolio attempts to meet its investment objective by investing only in U.S. Treasury bills, notes and bonds (which are direct obligations of the U.S. government) and repurchase agreements collateralized by these obligations.

The Portfolio invests in accordance with regulatory requirements applicable to money market funds, which require, among other things, the Portfolio to invest only in short-term securities (generally, securities that have remaining maturities of 397 calendar days or less), to maintain a maximum dollar-weighted average maturity of 60 days or less, and to meet requirements as to portfolio diversification and liquidity.

Principal Investment Risks

An investment in the Fund is not a deposit in a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

In addition, the Fund is subject to the following risks:

•	Risks of Investing Principally in Money Market Instruments:

•

Interest Rate Risk — The risk that interest rates will rise, causing the value of the Portfolio’s investments to fall. Also, the risk that as interest rates decline, the amount of income the Portfolio receives on its new investments generally will decline.

•

Credit Risk — The risk that an issuer, guarantor or liquidity provider of an instrument will be unable, or will be perceived to be unable, to make scheduled interest or principal payments, and that the value of the instrument will fall as a result.

•

Liquidity Risk — The risk that the Portfolio may not be able to sell some or all of its securities at desired prices, or may be unable to sell the securities at all, because of a lack of demand in the market for such securities, or a liquidity provider defaults on its obligation to purchase the securities when properly tendered by the Portfolio.

•	Master/Feeder Structure Risk: The Fund’s performance may be adversely affected as a result of large cash inflows to or outflows from the Portfolio and any related disruption to the Portfolio’s investment program.

•

Stable Share Price Risk:    If the market value of one or more of the Portfolio’s investments changes substantially during the period, the Fund may not be able to maintain a stable share price of $1.00. This risk typically is higher during periods of rapidly changing interest rates or when issuer credit quality generally is falling, and is made worse when the Portfolio experiences significant redemption requests.

•

Low Short-Term Interest Rates Risk:    At the date of this Prospectus, short-term interest rates are at historically low levels, and so the Fund’s yield is very low. It is possible that the Portfolio will generate an insufficient amount of income to pay its expenses, and that it and/or the Fund will not be able to pay a daily dividend and may have a negative yield (i.e., it may lose money on an operating basis). It is possible that the Portfolio will maintain a substantial portion of its assets in cash, on which it would earn little, if any, income.

•

Repurchase Agreement Risk:    In a repurchase agreement, the Portfolio purchases a security from a seller at one price and simultaneously agrees to sell it back to the original seller at an agreed-upon price. If the Portfolio’s counterparty is unable to honor its commitments, the Portfolio may be unable to recover its purchase price and may be prevented or delayed from realizing on the security to make up any losses.

•

Market Risk:    Recent instability in the financial markets has led the U.S. Government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. The withdrawal of this support could negatively affect the value and liquidity of certain securities or of markets generally. In addition, legislation recently enacted in the U.S. calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be fully known for some time.

•	Money Market Fund Regulatory Risk: It is possible that the U.S. Securities and Exchange

12

Commission (“SEC”) or another agency will adopt regulations that change in very important respects the operation of money market funds. Any such regulatory changes could impact important characteristics of the Fund, including liquidity of an investment in the Fund or the Fund’s ability to maintain a stable net asset value per share.

Performance

The bar chart and table below provide some indication of the risks of investing in the Treasury Plus Fund by illustrating the variability of the Fund’s returns during the years since inception. The Fund’s past performance does not necessarily indicate how the Fund will perform in the future. Current performance information for the Fund is available toll free by calling (877) 521-4083 or by visiting www.ssga.com/cash.

State Street Institutional Treasury Plus Money Market Fund Total Return for the Calendar Years Ended December 31

Returns would have been lower if operating expenses had not been reduced. During the period shown in the bar chart, the highest return for a quarter was 0.53% (quarter ended 3/31/08) and the lowest return for a quarter was 0.00% (quarter ended 9/30/13).

Average Annual Total Returns For the Periods Ended December 31, 2013

	1-Year	5-Year	Since the Inception Date of the Fund
State Street Institutional Treasury Plus Money Market Fund	0.00%	0.00%	0.32%

To obtain the Fund’s current yield, please call (877) 521-4083.

Investment Adviser

SSgA FM serves as the investment adviser to the Fund.

Purchase and Sale of Fund Shares

For important information about purchase and sale of Fund shares, please turn to “Other Information” on page 14 of the prospectus.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

For important information about financial intermediary compensation, please turn to “Other Information” on page 14 of the prospectus.

13

Other Information

Purchase and Sale of Fund Shares

   Purchase Minimums

To establish an account	$2,000.00
To add to an existing account	$ 100.00

You may redeem Fund shares on any day the Fund is open for business.

You may redeem Fund shares by written request or wire transfer. Written requests should be sent to:

By Mail: Send a signed letter to: Neuberger Berman Funds c/o State Street Institutional Trust Funds PO Box 8048 Boston, MA 02205-8048
By Overnight: Send a signed letter to: Neuberger Berman Funds c/o State Street Institutional Trust Funds 30 Dan Road Canton, MA 02021-2809

By Telephone:

For wire transfer instructions, please call (800) 877-9700 between 8 a.m. and 6 p.m. Eastern time. Redemptions by telephone are permitted only if you previously have been authorized for these transactions.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

14

ADDITIONAL INFORMATION ABOUT INVESTMENT OBJECTIVES, PRINCIPAL STRATEGIES AND RISKS OF INVESTING IN THE FUNDS AND PORTFOLIOS

Investment Objectives

The investment objective of each of the ILR Fund, the U.S. Government Fund and the Treasury Plus Fund, as stated in each Fund’s Fund Summary, may be changed without shareholder approval.

ILR FUND

Principal Investment Strategies

The ILR Fund invests substantially all of its investable assets in the Money Market Portfolio.

The Money Market Portfolio follows a disciplined investment process in which the Adviser bases its decisions on the relative attractiveness of different money market instruments. In the Adviser’s opinion, the attractiveness of an instrument may vary depending on the general level of interest rates, as well as imbalances of supply and demand in the market. The Portfolio invests in accordance with regulatory requirements applicable to money market funds, which require, among other things, the Portfolio to invest only in short-term, high quality debt obligations (generally, securities that have remaining maturities of 397 calendar days or less and either have been rated in one of the two highest short-term rating categories or are considered by the Portfolio to be of comparable quality), to maintain a maximum dollar-weighted average maturity of 60 days or less, and to meet requirements as to portfolio diversification and liquidity.

The Portfolio attempts to meet its investment objective by investing in a broad range of money market instruments. These may include among other things: U.S. government securities, including U.S. Treasury bills, notes and bonds and other securities issued or guaranteed as to principal and/or interest, as applicable, by the U.S. government or its agencies or instrumentalities; certificates of deposits and time deposits of U.S. and foreign banks (including ECDs, ETDs and YCDs (as defined below)); commercial paper and other high quality obligations of U.S. or foreign companies; asset-backed securities, including asset-backed commercial paper; mortgage-related securities; and repurchase agreements. These instruments may bear fixed, variable or floating rates of interest or may be zero-coupon securities. The Portfolio also may invest in shares of other money market funds, including funds advised by the Portfolio’s Adviser. Under normal market conditions, the Portfolio intends to invest more than 25% of its total assets in bank obligations. A substantial portion of the Portfolio may be invested in securities that are issued or traded pursuant to exemptions from registration under the federal securities laws. European Certificates of Deposit (“ECDs”) are U.S. dollar-denominated certificates of deposit issued by a bank outside of the United States. European Time Deposits (“ETDs”) are U.S. dollar-denominated deposits in foreign branches of U.S. banks and foreign banks. Yankee Certificates of Deposit (“YCDs”) are U.S. dollar-denominated certificates of deposit issued by U.S. branches of foreign banks. These instruments have different risks than those associated with the obligations of U.S. banks operating in the United States.

U.S. GOVERNMENT FUND

Principal Investment Strategies

The U.S. Government Fund invests substantially all of its investable assets in the U.S. Government Portfolio.

The U.S. Government Portfolio invests only in obligations issued or guaranteed as to principal and/or interest, as applicable, by the U.S. government or its agencies and instrumentalities, as well as repurchase agreements secured by such instruments.

The Portfolio follows a disciplined investment process that attempts to provide stability of principal, liquidity and current income, by investing in U.S. government securities. Among other things, the Adviser, conducts its own credit analyses of potential investments and portfolio holdings, and relies substantially on a dedicated short-term credit research team. The Portfolio invests in accordance with regulatory requirements applicable to money market funds. Regulations require, among other things, a money market fund to invest only in short-term, high quality debt obligations (generally, securities that have remaining maturities of 397 calendar days or less and either have been rated in one of the two highest short-term rating categories or are considered by the Portfolio to be of comparable quality), to maintain a maximum dollar-weighted average maturity of 60 days or less, and to meet requirements as to portfolio diversification and liquidity. All securities held by the Portfolio are U.S. dollar-denominated, and they may have fixed, variable or floating interest rates.

15

The Portfolio attempts to meet its investment objective by investing in:

•

Obligations issued or guaranteed as to principal and/or interest, as applicable, by the U.S. government or its agencies and instrumentalities, such as U.S. Treasury securities and securities issued by GNMA, which are backed by the full faith and credit of the United States;

•

Obligations issued or guaranteed by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and U.S. government-sponsored entities such as the Federal Home Loan Bank, which are not backed by the full faith and credit of the United States; and

•	Repurchase agreements with respect to U.S. government securities.

TREASURY PLUS FUND

Principal Investment Strategies

The Treasury Plus Fund invests substantially all of its investable assets in the Treasury Plus Portfolio.

The Treasury Plus Portfolio attempts to meet its investment objective by investing only in U.S. Treasury bills, notes and bonds (which are direct obligations of the U.S. government) and repurchase agreements collateralized by these obligations.

The Portfolio invests in accordance with regulatory requirements applicable to money market funds, which require, among other things, the Portfolio to invest only in short-term securities (generally, securities that have remaining maturities of 397 calendar days or less), to maintain a maximum dollar-weighted average maturity of 60 days or less, and to meet requirements as to portfolio diversification and liquidity.

Additional Information About Risks

•

Money Market Risk.    An investment in the Funds is not a deposit of any bank and is not insured or guaranteed by the FDIC or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, there can be no assurance that they will do so, and it is possible to lose money by investing in the Funds.

•	Interest Rate Risk. The values of debt instruments usually rise and fall in response to changes in interest rates. Declining interest rates generally result in increases in the values of existing debt instruments, and rising interest rates generally result in declines in the values of existing debt instruments. Interest rate risk is generally greater for investments with longer durations or maturities. Some investments give the issuer the option to call or redeem an investment before its maturity date. If an issuer calls or redeems an investment during a time of declining interest rates, a Portfolio might have to reinvest the proceeds in an investment offering a lower yield and therefore might not benefit from any increase in value as a result of declining interest rates. Adjustable rate instruments also generally increase or decrease in value in response to changes in interest rates, although generally to a lesser degree than fixed-income securities (depending, however, on the characteristics of the reset terms, including the index chosen, frequency of reset, and reset caps or floors, among other factors). When interest rates decline, the income received by a Portfolio may decline, and such Portfolio’s yield may also decline. Short-term interest rates have been at historically low levels for an extended period due in substantial part to governmental intervention. Any changes in governmental policy could cause interest rates to increase and could have a substantial and immediate effect on the values of a Fund’s investments.

•

Credit Risk.    Credit risk is the risk that an issuer, guarantor or liquidity provider of a fixed-income security held by a Portfolio be unable or unwilling, or may be perceived (whether by market participants, ratings agencies, pricing services or otherwise) as unable or unwilling, to make timely principal and/or interest payments, or to otherwise honor its obligations. It includes the risk that one or more of the securities will be downgraded by a credit rating agency; generally, lower credit quality issuers have higher credit risks. An actual or perceived loss in creditworthiness of an issuer of a fixed-income security held by a Portfolio may result in a decrease in the value of the security. Credit risk also includes the risk that an issuer or guarantor of a security, or a bank or other financial institution that has entered into a repurchase agreement with a Portfolio, may default on its payment or repurchase obligation, as the case may be.

•	Liquidity Risk. Liquidity risk exists when particular investments cannot be disposed of

16

quickly in the normal course of business. The ability of a Portfolio to dispose of such securities at advantageous prices may be greatly limited, and a Portfolio may have to continue to hold such securities during periods when the Adviser would otherwise have sold them. Some securities held by a Portfolio may be restricted as to resale, and there is often no ready market for such securities. In addition, a Portfolio, by itself or together with other accounts managed by the Adviser, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Portfolio to dispose of the position at an advantageous time or price. Market values for illiquid securities may not be readily available, and there can be no assurance that any fair value assigned to an illiquid security at any time will accurately reflect the price a Portfolio might receive upon the sale of that security. It is possible that, during periods of extreme market volatility or unusually high and unanticipated levels of redemptions, a Portfolio may be forced to sell large amounts of securities more quickly than it normally would in the ordinary course of business. In such a case, the sale proceeds received by a Portfolio may be substantially less than if the Portfolio had been able to sell the securities in more-orderly transactions, and the sale price may be substantially lower than the price previously used by the Portfolio to value its securities.

•

Stable Share Price Risk.    If the market value of one or more of a Portfolio’s investments changes substantially, the Fund investing in such Portfolio may not be able to maintain a stable share price of $1.00. This risk typically is higher during periods of rapidly changing interest rates or when issuer credit quality generally is falling, and is made worse when a Portfolio experiences significant redemption requests.

•

Master/Feeder Structure Risk.    Unlike traditional mutual funds that invest directly in securities, each of the Funds pursues its objective by investing substantially all of its assets in a Portfolio with substantially the same investment objectives, policies and restrictions. The ability of a Fund to meet its investment objective is directly related to the ability of the corresponding Portfolio to meet its objective. The ability of a Fund to meet its objective may be adversely affected by the purchase and redemption activities of other investors in the corresponding Portfolio and any related disruption to such Portfolio’s investment program. The ability of a Fund to meet redemption requests depends on its ability to redeem its interest in the corresponding Portfolio. The Adviser also serves as investment adviser to the corresponding Portfolio. Therefore, conflicts may arise as the Adviser fulfills its fiduciary responsibilities to a Fund and its corresponding Portfolio. For example, the Adviser may have an economic incentive to maintain a Fund’s investment in the corresponding Portfolio at a time when it might otherwise not choose to do so.

•

Low Short-Term Interest Rate Risk.    At the date of this Prospectus, short-term interest rates are at historically low levels, and so each Fund’s yield is very low. It is possible that a Portfolio will generate an insufficient amount of income to pay its expenses, and that it and/or a Fund will not be able to pay a daily dividend and may have a negative yield (i.e., it may lose money on an operating basis). It is possible that a Portfolio will maintain a substantial portion of its assets in cash, on which it would earn little, if any, income.

•

Market Risk.    The values of the securities in which a Portfolio invests may go up or down in response to the prospects of individual issuers and/or general economic conditions. Price changes may be temporary or may last for extended periods. Recent instability in the financial markets has led the U.S. Government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which the Portfolios invest, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Funds and Portfolios themselves are regulated. Such legislation or regulation could limit or preclude a Fund’s or Portfolio’s ability to achieve its investment objective. Furthermore, volatile financial markets can expose the Portfolios to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Portfolios.

17

•

Money Market Fund Regulatory Risk.    It is possible that the U.S. Securities and Exchange Commission (“SEC”) or another agency will adopt regulations that change in very important respects the operation of money market funds. Any such regulatory changes could impact important characteristics of the Fund, including liquidity of an investment in the Fund or the Fund’s ability to maintain a stable net asset value per share.

•

Repurchase Agreement Risk.    In a repurchase agreement, a Portfolio purchases a security from a seller at one price and simultaneously agrees to sell it back to the original seller at an agreed-upon price. Repurchase agreements may be viewed as loans made by the Portfolio which are collateralized by the securities subject to repurchase. A Portfolio’s investment return on such transactions will depend on the counterparties’ willingness and ability to perform their obligations under the repurchase agreements. If a Portfolio’s counterparty should default on its obligations and the Portfolio is delayed or prevented from recovering the collateral, or if the value of the collateral is insufficient, the Portfolio may realize a loss.

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U.S. Government Sponsored Enterprises Risk (ILR Fund and U.S. Government Fund only).    U.S. Government securities include a variety of securities (including U.S. Treasury bills, notes, and bonds) that differ in their interest rates, maturities, and dates of issue. While securities issued or guaranteed by the U.S. Treasury and some agencies or instrumentalities of the U.S. Government (such as the Government National Mortgage Association) are supported by the full faith and credit of the United States, securities issued or guaranteed by certain other agencies or instrumentalities of the U.S. Government (such as Federal Home Loan Banks) are supported by the right of the issuer to borrow from the U.S. Government, and securities issued or guaranteed by certain other agencies and instrumentalities of the U.S. Government (such as Fannie Mae and Freddie Mac) are supported only by the credit of the issuer itself. Investments in these securities are also subject to interest rate risk and prepayment risk, and the risk that the value of the securities will fluctuate in response to political, market, or economic developments.

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Variable and Floating Rate Securities (ILR Fund and U.S. Government Fund only).    In addition to traditional fixed-rate securities, a Portfolio may invest in debt securities with variable or floating interest rates or dividend payments. Variable or floating rate securities bear rates of interest that are adjusted periodically according to formulae intended to reflect market rates of interest. Variable or floating rate securities allow a Portfolio to participate in increases in interest rates through upward adjustments of the coupon rates on such securities. However, during periods of increasing interest rates, changes in the coupon rates may lag the change in market rates or may have limits on the maximum increase in coupon rates. Alternatively, during periods of declining interest rates, the coupon rates on such securities readjust downward resulting in a lower yield.

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Mortgage-Related and Other Asset-Backed Securities Risk (ILR Fund and U.S. Government Fund only).    Mortgage-related securities represent a participation in, or are secured by, mortgage loans. Asset-backed securities are typically structured like mortgage-related securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales or installment loan contracts, leases on various types of real and personal property, and receivables from credit card agreements. During periods of falling interest rates, mortgage-related and other asset-backed securities, which typically provide the issuer with the right to prepay the security prior to maturity, may be prepaid, which may result in a Portfolio having to reinvest the proceeds in other investments at lower interest rates. During periods of rising interest rates, the average life of mortgage-related and asset-backed securities may extend because of slower-than expected principal payments. This may lock in a below market interest rate, increase the security’s duration and volatility, and reduce the value of the security. As a result, mortgage-related and other asset-backed securities may have less potential for capital appreciation during periods of declining interest rates than other securities of comparable maturities, although they may have a similar risk of decline in market values during periods of rising interest rates. Prepayment rates are difficult to predict and the potential impact of

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prepayments on the value of a mortgage-related or an asset-backed security depends on the terms of the instrument and can result in significant volatility. The price of a mortgage-related or asset-backed security also depends on the credit quality and adequacy of the underlying assets or collateral, if any. Defaults on the underlying assets, if any, may impair the value of an asset-backed or a mortgage-related security. For some asset-backed securities in which a Portfolio invests, such as those backed by credit card receivables, the underlying cash flows may not be supported by a security interest in a related asset. Moreover, the values of mortgage-related and other asset-backed securities may be substantially dependent on the servicing of the underlying asset pools, and are therefore subject to risks associated with the negligence or malfeasance by their servicers and to the credit risk of their servicers. In certain situations, the mishandling of related documentation may also affect the rights of securities holders in and to the underlying collateral, if any. Furthermore, there may be legal and practical limitations on the enforceability of any security interest granted with respect to underlying assets, or the value of the underlying assets, if any, may be insufficient if the issuer defaults.

In a “forward roll” transaction, a Portfolio will sell a mortgage-related security to a bank or other permitted entity and simultaneously agree to purchase a similar security from the institution at a later date at an agreed-upon price. The mortgage securities that are purchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories than those sold. Risks of mortgage-related security rolls include: the risk of prepayment prior to maturity and the risk that the market value of the securities sold by the Portfolio may decline below the price at which the Portfolio is obligated to purchase the securities. Forward roll transactions may have the effect of creating investment leverage in the Portfolio.

•	Prepayment Risk and Extension Risk (ILR Fund and U.S. Government Fund only). Prepayment risk and extension risk apply primarily to mortgage-related and other asset-backed securities.

Prepayment risk is the risk that principal on loan obligations underlying a security may be repaid prior to the stated maturity date. If the Portfolio has purchased a security at a premium, any repayment that is faster than expected reduces the market value of the security and the anticipated yield-to-maturity. Repayment of loans underlying certain securities tends to accelerate during periods of declining interest rates.

Extension risk is the risk that an issuer will exercise its right to repay principal on an obligation held by the Portfolio later than expected. This may happen when there is a rise in interest rates, which could extend the duration of obligations held by the Portfolio and make the values of such obligations more sensitive to changes in interest rates.

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Banking Industry Risk (ILR Fund only).    If the Portfolio concentrates its investments in bank obligations, adverse developments in the banking industry may have a greater effect on the Portfolio than on a mutual fund that invests more broadly. Banks may be particularly sensitive to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal and monetary policy and general economic cycles. Recent instability in the financial markets has heavily influenced the obligations of certain banking institutions, resulting in some cases in extreme price volatility and a lack of liquidity.

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Foreign Securities Risk (ILR Fund only).    The Portfolio may invest in U.S. dollar-denominated obligations issued by non-U.S. issuers. While such instruments may be denominated in U.S. dollars, this does not eliminate the risk inherent in investing in the securities of foreign issuers. Dollar-denominated instruments issued by entities located in foreign countries could lose value as a result of political, financial and economic events in foreign countries. Issuers of these instruments are not necessarily subject to the same regulatory requirements that apply to U.S. banks and corporations, although the information available for dollar-denominated instruments may be subject to the accounting, auditing and financial reporting standards of the U.S. domestic market or exchange on which they are traded, which standards may be more uniform and more exacting than those to which many foreign issuers are subject. Foreign banks, including those issuing instruments such as

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ECDs, ETDs and YCDs, or their domestic or foreign branches, may be subject to less rigorous regulation than U.S. banks operating in the United States, and may not be required to meet financial, capital, and other requirements applicable to U.S. banks. Foreign laws and accounting standards typically are not as strict as they are in the U.S. so there may be fewer restrictions on loan limitations, less frequent examinations and less stringent requirements regarding reserve accounting, auditing, recordkeeping and public reporting requirements.

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Section 4(2) Commercial Paper and Rule 144A Securities Risk (ILR Fund only).    The Portfolio may invest in commercial paper issued in reliance on the private placement exemption from registration afforded by Section 4(2) of the Securities Act of 1933, as amended (the “1933 Act”). This commercial paper is commonly called “Section 4(2) paper.” The Portfolio may also invest in securities that may be offered and sold only to “qualified institutional buyers” under Rule 144A of the 1933 Act (“Rule 144A securities”).

Section 4(2) paper is sold to institutional investors who must agree to purchase the paper for investment and not with a view to public distribution. Any resale by the purchaser must be in a transaction exempt from the registration requirements of the 1933 Act. Section 4(2) paper normally is resold to other institutional investors like the Portfolio through or with the assistance of the issuer or investment dealers that make a market in Section 4(2) paper. As a result it suffers from liquidity risk, the risk that the securities may be difficult to value because of the absence of an active market and the risk that it may be sold only after considerable expense and delay, if at all. Rule 144A securities generally must be sold only to other qualified institutional buyers.

Section 4(2) paper and Rule 144A securities will not be considered illiquid for purposes of a Portfolio’s limitation on illiquid securities if the Adviser (pursuant to guidelines adopted by the Board) determines that a liquid trading market exists for the securities in question. There can be no assurance that a liquid trading market will exist at any time for any particular Section 4(2) paper or Rule 144A securities. The Statement of Additional Information (“SAI”) addresses the Fund’s and Portfolio’s limitation on illiquid securities.

ADDITIONAL INFORMATION ABOUT THE FUNDS’ AND PORTFOLIOS’ NON-PRINCIPAL INVESTMENT STRATEGIES AND RISKS

The investments described below reflect the Funds’ and Portfolios’ current practices. In addition to the principal risks described above, other risks are described in some of the descriptions of the investments below:

Investment in other Investment Companies (ILR Fund only).    A Portfolio may invest in other money market funds that are registered as investment companies under the Investment Company Act of 1940, as amended (the “1940 Act”), including mutual funds and exchange-traded funds that are sponsored or advised by the Adviser or its affiliates, to the extent permitted by applicable law or SEC exemptive relief. If a Portfolio invests in other money market funds, shareholders of the Fund will bear not only their proportionate share of the expenses described in this Prospectus, but also, indirectly, the expenses, including, for example, advisory and administrative fees, of the money market funds in which the Portfolio invests. Shareholders would also be exposed to the risks associated not only with the investments of the Portfolio (indirectly through the Fund’s investment in the Portfolio) but also to the portfolio investments of the money market funds in which the Portfolio invests.

Temporary Defensive Positions.    From time to time, a Portfolio may take temporary defensive positions in attempting to respond to adverse market, economic or other conditions. Temporary defensive positions may be taken, for example, to preserve capital or if a Portfolio is unable to acquire the types of securities in which it normally invests. Temporary defensive positions may include, but are not limited to, investment in U.S. government securities, repurchase agreements collateralized by such securities, the maintenance of uninvested cash, or investment in cash equivalents. A Portfolio’s holdings in temporary defensive positions may be inconsistent with the Portfolio’s principal investment strategy, and, as a result, the Portfolio may not achieve its investment objective.

PORTFOLIO HOLDINGS DISCLOSURE

The Funds’ portfolio holdings disclosure policy is described in the SAI.

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MANAGEMENT AND ORGANIZATION

The Funds and the Portfolios.    Each Fund is a separate, diversified series of the State Street Institutional Investment Trust (the “Trust”), which is an open-end management investment company organized as a business trust under the laws of The Commonwealth of Massachusetts.

Each Fund invests as part of a “master-feeder” structure. Each Fund currently seeks to achieve its investment objective by investing substantially all of its investable assets in a corresponding Portfolio, a separate mutual fund, that has a substantially identical investment objective, investment policies, and risks as the Fund. All discussions about a Fund’s investment objective, policies and risks should be understood to refer also to the investment objectives, policies and risks of the corresponding Portfolio.

A Fund can withdraw its investment in a Portfolio if, at any time, the Fund’s Board of Trustees determines that it would be in the best interests of the Fund’s shareholders, or if the investment objectives of the corresponding Portfolio changed so that they were inconsistent with the objectives of the Fund. If a Fund withdraws its investment from a Portfolio, the Fund may invest all of its assets in another mutual fund that has the same investment objective as the Fund, the Adviser may directly manage the Fund’s assets, or the Board may take such other action it deems appropriate and in the best interests of shareholders of the Fund, which may include liquidation of the Fund.

The Adviser.    State Street Global Advisors (“SSgA”) is the investment management arm of State Street Corporation, a publicly held bank holding company. SSgA is one of the world’s largest institutional money managers, and uses quantitative and traditional techniques to manage approximately $2.34 trillion in assets as of December 31, 2013. SSgA FM, a wholly-owned subsidiary of State Street Corporation, is the investment adviser to the Funds and the Portfolios, and is registered with the SEC under the Investment Advisers Act of 1940, as amended. SSgA FM had approximately $334.95 billion in assets under management as of December 31, 2013. Each Fund has entered into an investment advisory agreement with the Adviser pursuant to which the Adviser will manage the Fund’s assets directly, for compensation paid at an annual rate of 0.05% of the Fund’s average daily net assets, in the event that the Fund were to cease investing substantially all of its assets in its Portfolio or another investment company with essentially the same investment objectives and policies as the Fund. The Adviser does not receive any management fees from a Fund under that agreement so long as the Fund continues to invest substantially all of its assets in the corresponding Portfolio or in another investment company with essentially the same investment objectives and policies as the Fund. The Adviser places all orders for purchases and sales of the portfolios’ investments. For the year ended December 31, 2013, the effective management fee paid, reflecting certain fee waivers and expense reimbursements of the Adviser, was 0.05% for Money Market Portfolio, 0.03% for U.S. Government Portfolio and 0.00% for Treasury Plus Portfolio.

In addition to any contractual expense limitation for a Fund which is described in the Fund Summaries, the Adviser also may voluntarily reduce all or a portion of its fees and/or reimburse expenses for a Fund to the extent necessary to avoid negative yield which may vary from time to time and from Fund to Fund in the Adviser’s sole discretion. Under an agreement with the Adviser relating to the Voluntary Reduction, the Funds have agreed to reimburse the Adviser for the full dollar amount of any Voluntary Reduction beginning on October 1, 2012, subject to certain limitations. A Fund will not be obligated to reimburse the Adviser: more than three years after the end of the fiscal year for the fund in which the Adviser provided a Voluntary Reduction; in respect of any business day for which the net annualized one-day yield is less than 0.00%; to the extent that the amount of the reimbursement to the Adviser on any day exceeds fifty percent of the yield (net of all expenses, exclusive of the reimbursement) of the Fund on that day; to the extent that the amount of such reimbursement would cause the Fund’s net yield to fall below the Fund’s minimum net yield as determined by the Adviser in its sole discretion; or in respect of any fee waivers and/or expense reimbursements that are necessary to maintain a Fund’s contractual total expense limit which is effective at the time of such fee waivers and/or expense reimbursements. A reimbursement to the Adviser would increase fund expenses and negatively impact a Fund’s future yield. There is no guarantee that the Voluntary Reduction will be in effect at any given time or that a Fund will be able to avoid a negative yield. Reimbursement payments by a Fund to the Adviser in connection with the Voluntary Reduction are considered “extraordinary expenses” and are not subject to any contractual expense limitation agreement in effect for the Fund at the time of such payment. The Adviser may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from a Fund, without limitation.

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A summary of the factors considered by the Board of Trustees in connection with the renewals of the investment advisory agreements for the Funds is available in the Funds’ annual report to shareholders dated December 31, 2013.

The Adviser’s principal address is State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111.

The Administrator, Sub-Administrator and Custodian.    The Adviser serves as administrator of each Fund. The amount of the fee paid to the Adviser for administrative services varies by share class. Each Fund pays the Adviser an administrative fee at the annual rate of 0.05% in respect of its Investment Class shares. State Street Bank and Trust Company (“State Street”), a subsidiary of State Street Corporation, serves as the sub-administrator for the Funds for a fee that is paid by the Adviser. State Street also serves as custodian of the Funds for a separate fee that is paid by each Fund.

The Transfer Agent and Dividend Disbursing Agent.    Boston Financial Data Services, Inc. is the transfer agent and dividend disbursing agent.

The Distributor.    State Street Global Markets, LLC serves as the Funds’ distributor (the “Distributor” or “SSGM”) pursuant to the Distribution Agreement between the Distributor and the Trust.

The “Servicing Agent”.    Neuberger Berman Management LLC (“Neuberger Berman”) serves as the servicing agent for shareholders of mutual funds distributed and advised by Neuberger Berman (a “Neuberger Berman Fund”) that are also shareholders of a Fund.

SHAREHOLDER INFORMATION

Note: This prospectus is intended to relate principally to purchases of shares through Neuberger Berman. Information appearing below assumes that shares are purchased and redeemed through Neuberger Berman and is based on information previously provided by Neuberger Berman to the Funds.

Determination of Net Asset Value.    Each of the Funds determines its NAV per share once each business day at 5:00 p.m. ET except for days when the New York Stock Exchange (the “NYSE”) closes earlier than its regular closing time (the time when a Fund determines its NAV per share is referred to herein as the “Valuation Time”). Pricing does not occur on NYSE holidays. A business day is one on which the NYSE is open for regular trading. The Federal Reserve is closed on certain holidays on which the NYSE is open. These holidays are Columbus Day and Veterans Day. On these holidays, you will not be able to purchase shares by wiring Federal Funds because Federal Funds wiring does not occur on days when the Federal Reserve is closed. The Funds reserve the right to accept orders to purchase or redeem shares, or to continue to accept such orders following the close of the NYSE, on any day that is not a business day or any day on which the NYSE closes early, provided the Federal Reserve remains open. The Funds also may establish special hours on those days to determine each Fund’s NAV. In the event that the Funds invoke the right to accept orders to purchase or redeem shares on any day that is not a business day or adopt special hours of operation, the Funds will post advance notice of these event at www.ssga.com/cash.

Each of the Funds seeks to maintain a $1.00 per share NAV and, accordingly, uses the amortized cost valuation method, in compliance with Rule 2a-7’s risk limiting conditions, to value its portfolio instruments. The amortized cost valuation method initially prices an instrument at its cost and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument.

If you hold shares of a Fund through a broker-dealer or other financial intermediary, your intermediary may offer additional services and account features that are not described in this Prospectus. Please contact your intermediary directly for an explanation of these services.

Purchasing Shares.    The price for Fund shares is the NAV per share. Orders will be priced at the NAV next calculated after the order is accepted by the Funds.

Purchase orders in good form (a purchase request is in good form if it meets the requirements implemented from time to time by the Fund’s transfer agent or the Fund, and for new accounts includes submission of a completed and signed application and all documentation necessary to open an account) on a business day will, if payment is received the same day by Fed Wire before the close of the Federal Reserve, if accepted, receive that day’s NAV and will earn dividends declared on the date of the purchase. All purchases that are made by check, if accepted, will begin earning dividends the following business day after the day the order is accepted. (If you purchase shares by check, your order will not be in good form until the Fund’s transfer agent receives federal funds for the check.) All purchase orders are subject to acceptance by the Funds.

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Neuberger Berman is responsible for transmitting your purchase request and funds in good form and in a timely manner to the applicable Fund(s). A Fund will not be responsible for delays by Neuberger Berman in transmitting your purchase request, including timely transfer of payment, to the Fund.

The Funds reserve the right to cease accepting investments at any time or to reject any investment order. In addition, the ILR Fund, U.S. Government Fund and the Treasury Plus Fund may limit the amount of a purchase order received after 3:00 p.m. ET.

How to Purchase Shares

By Mail:

An initial investment in the Funds must be preceded or accompanied by a completed, signed Neuberger Berman Fund Application Form, sent to:

Neuberger Berman Funds

c/o State Street Institutional Trust Funds

30 Dan Road

Canton, MA 02021-2809

Your first investment must be at least $2,000. Additional investments can be as little as $100. All checks must be made out to “Neuberger Berman Funds”. Neuberger Berman will not accept checks made out to you or other parties and signed over to it. Neuberger Berman cannot accept cash, money orders, starter checks, cashier’s checks, traveler’s checks or other cash equivalents. You will be responsible for any losses or fees resulting from a bad check. If necessary, Neuberger Berman may effect sales of Fund shares belonging to you in order to cover these losses.

By Telephone:

An initial investment in the Funds must be preceded or accompanied by a completed, signed Neuberger Berman Fund Application Form. Neuberger Berman does not accept phone orders for a first investment. To add shares to an existing account using FUNDfone», call (800) 335-9366.

Additional shares will be purchased when your order is accepted by the Funds. Additional investments must be for at least $100.

For your initial investment, send the original, signed Neuberger Berman Account Application Form to the address above.

Wire Instructions:

Before wiring any money, call (800) 877-9700 for an order confirmation. Please have your financial institution send your wire to Neuberger Berman’s account at State Street Bank and Trust Company and include your name, the Fund name, your account number and other information as requested.

State Street Bank/Boston

ABA#011-000028

Attn: NB Deposit Account

DDA#9904-199-8

On Columbus Day and Veterans Day, you will not be able to wire Federal Funds. Payment for Fund shares must be in Federal Funds (or converted to Federal Funds by the Transfer Agent) by the close of the Federal Reserve.

By Internet:

You may place an order with Neuberger Berman to purchase shares for your account by placing an order online at www.nb.com.

You will not be able to redeem shares from the account until the original Application has been received. The Funds and the Funds’ agents are not responsible for transfer errors by the sending or receiving bank and will not be liable for any loss incurred due to a wire transfer not having been received.

In accordance with certain federal regulations, Neuberger Berman is required to obtain, verify and record information that identifies each entity that applies to open an account. For this reason, when you open (or change ownership of) an account, Neuberger Berman will request certain information, including your name, residential/business address, date of birth (for individuals) and taxpayer identification number or other government identification number and other information that will allow us to identify you which will be used to verify your identity. Neuberger Berman may also request to review other identification documents such as driver license, passport or documents showing the existence of the business entity. If you do not provide sufficient information to verify your identity, Neuberger Berman will not open an account for you. As required by law, Neuberger Berman may employ various procedures, such as comparing your information to fraud databases or requesting additional information and documentation from you, to ensure that the information supplied by you is correct. Neuberger Berman reserves the right to reject any purchase for any reason, including failure to provide the Trust with information necessary to confirm your identity as required by law.

Redeeming Shares.    An investor may redeem all or any portion of its investment at the NAV next determined after it submits a redemption request, in proper form, to Neuberger Berman. Redemption orders are processed at the NAV next determined after Neuberger Berman receives a redemption order in good form. If Neuberger Berman receives a redemption order prior to its Valuation Time on a business day, Neuberger Berman may send payment for redeemed shares on that day. No dividends will be paid on shares that are redeemed and wired the same day. Each Fund, other than the ILR Fund, reserves the right to pay for redeemed shares within seven days after receiving a redemption order if, in the judgment of the Adviser, an earlier payment could adversely affect the Fund. For the ILR Fund, shares are redeemed, and payment for redeemed shares sent, no later than the next business day.

The right of any investor to receive payment with respect to any redemption may be suspended or the payment of the redemption proceeds postponed during any period in which the NYSE is closed (other than

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weekends or holidays) or trading on the NYSE is restricted or, to the extent otherwise permitted by the 1940 Act, if an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund fairly to determine the value of its net assets. In addition, the SEC may by order permit suspension of redemptions for the protection of shareholders of the Funds.

Although each Fund attempts to maintain its NAV at $1.00 per share, there can be no assurance that it will be successful, and there can be no assurance that a shareholder will receive $1.00 per share upon any redemption.

When selling shares in an account that you do not intend to close, remember to leave at least $2,000 worth of shares in the account. Otherwise, Neuberger Berman has the right to request that you bring the balance back up to the minimum level. If you have not done so within 60 days, Neuberger Berman may close your account and redeem the proceeds.

Neuberger Berman is responsible for transmitting your redemption request in good form and in a timely manner to the applicable Fund(s). A Fund will not be responsible for delays by Neuberger Berman in transmitting your redemption request to the Fund.

How to Redeem Shares

By Mail

Send a signed letter to:

  Neuberger Berman Funds

  c/o State Street Bank & Trust Co.

  30 Dan Road

  Canton, MA 02021

The letter should include information necessary to process your request as described below. The Fund may require a medallion guarantee in certain circumstances. See “Medallion Guarantees” below.

By Telephone	Please call Neuberger Berman at (800) 877-9700 between the hours of 8:00 a.m. and 6:00 p.m. ET.

You must provide the following information:

➢     name(s) of account owners;

➢     account number(s);

➢     the name of the Fund;

➢     the dollar amount, percentage or number of shares being redeemed; and

➢     any other instructions.

To place an order using FUNDfone», call (800) 335-9366.

By Internet	You may instruct Neuberger Berman to redeem shares by placing an order online at www.nb.com.

On any day that the Funds calculate NAV earlier than normal, the Funds reserve the right to adjust the times noted above for purchasing and redeeming shares.

Medallion Guarantees.    You may need a Medallion signature guarantee when you sell shares of a Fund. A Medallion signature guarantee is a guarantee that your signature is authentic. Most banks, brokers and other financial institutions can provide you with one. Some may charge a fee; others may not, particularly if you are a customer of theirs.

Medallion signature guarantees are required for a variety of transactions including requests for changes to your account or to the instructions for distribution of proceeds. Neuberger Berman reserves the right to require a Medallion signature guarantee on any transaction at our discretion.

A notarized signature from a notary public is not a Medallion signature guarantee.

Exchanging Shares.    You can move an investment from a Fund to a comparable class of another Neuberger Berman Fund in the Fund family through an exchange of shares, or by electing to use your cash distributions from a Fund to purchase shares of the other Fund. There are three things to remember when making an exchange:

➢	both accounts must have the same registration;

➢	you will need to observe the minimum account balance requirements for the fund accounts involved; and

➢	because an exchange is treated as a sale for tax purposes, consider any tax consequences before placing your order.

Privileges and Services.    You have access to a range of Neuberger Berman services to make investing easier:

Systematic Withdrawals.    This plan lets you arrange withdrawals of at least $100 from a Fund on a periodic schedule. You can also set up payments to distribute the full value of an account over a given time.

Electronic Bank Transfers.    When you sell Fund shares, you can have the money sent to your bank account electronically rather than mailed to you as a check. Please note that your bank must be a member of the Automated Clearing House, or ACH, system.

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Internet Access.    At www.nb.com, you can initiate transactions, check your account and access a wealth of information.

FUNDfone®.    Get up-to-date performance and account information through our 24-hour automated service by calling (800) 335-9366. If you already have a Neuberger Berman fund account, you can place orders to buy, sell or exchange fund shares.

Checkwriting.    If you would like to write checks against your Institutional Liquid Reserves Fund account or your Institutional U.S. Government Money Market Fund account, please call (800) 877-9700. Withdrawals must be for at least $250.

About Mail Transactions.    If you choose to purchase, exchange or redeem shares by sending instructions by regular mail, they will not be deemed received in good order until they are released by the post office and redelivered to the Transfer Agent’s physical location at 30 Dan Road in Canton, MA 02021. There will be a time lag, which may be one or more days, between regular mail receipt at the Boston post office box and redelivery to such physical location in Canton, and a Fund’s net asset value may change over those days. You might consider using express rather than regular mail if you believe time of receipt of your transaction request to be sensitive.

Other Policies.    Under certain circumstances, Neuberger Berman reserves the right to:

➢	reject any exchange or purchase order;

➢	suspend or reject any future purchase order from any investor who does not provide payment to settle a purchase order;

➢	change, suspend or revoke the exchange privilege; and

➢	suspend the telephone order privilege.

Excessive Trading.    Because the Funds are money market funds, the Funds’ Board of Trustees has not adopted policies and procedures with respect to frequent purchases and redemptions of Fund shares by Fund shareholders. Nonetheless, the Funds may take any reasonable action that they deem necessary or appropriate to prevent excessive trading in Fund shares without providing prior notification to the account holder.

Such action may include rejecting any purchase, in whole or part, including, without limitation, by a person whose trading activity in Fund shares may be deemed harmful to the Fund. While the Funds attempt to discourage such excessive trading, there can be no guarantee that they will be able to identify investors who are engaging in excessive trading or limit their trading practices. Additionally, frequent trades of small amounts may not be detected. The Funds recognize that they may not always be able to detect or prevent excessive trading or other activity that may disadvantage the Funds or their shareholders.

DISTRIBUTION ARRANGEMENTS AND RULE 12b-1 FEES

The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act under which the Fund may compensate its distributor (or others) for services in connection with the distribution of the Fund’s Investment Shares and for services provided to Fund shareholders (the “Plan”). The Plan calls for payments at an annual rate (based on average daily net assets) of 0.10% of the Fund’s net assets attributable to its Investment Shares. Because these fees are paid out of the assets of the Fund attributable to its Investment Shares on an ongoing basis, they will increase the cost of your investment and may cost you more over time than paying other types of sales charges. Long-term shareholders of the Fund may pay more in Rule 12b-1 fees than the economic equivalent of the maximum front-end sales charge permitted by the Financial Industry Regulatory Authority, Inc. (“FINRA”).

The Funds’ Investment Class shares generally are sold to clients of financial intermediaries (“Service Organizations”), including affiliates of the Adviser, which have entered into shareholder servicing agreements with the Funds or Distributor. Service Organizations agree to perform certain shareholder servicing, administrative and accounting services for their clients and customers who are beneficial owners of shares of the Funds. The Funds will make payments to Service Organizations for services provided at an annual rate of up to 0.25% of a Fund’s net assets attributable to its Investment Class shares. The Funds expect to reimburse the Distributor for any such payments made by the Distributor to Service Organizations.

Because the Fund pays distribution and other fees for the sale of their shares and for services provided to shareholders out of the Fund’s assets on an ongoing basis, over time those fees will increase the cost of your

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investment and may cost you more than paying other types of sales loads.

The Fund may pay distribution fees and other amounts described in this Prospectus at a time when shares of the Fund are unavailable for purchase.

OTHER PAYMENTS TO FINANCIAL INTERMEDIARIES

Financial intermediaries are firms that, for compensation, sell shares of mutual funds, including the Fund, and/or provide certain administrative and account maintenance services to mutual fund shareholders. Financial intermediaries may include, among others, brokers, financial planners or advisors, banks, and insurance companies.

In some cases, a financial intermediary may hold its clients’ Fund shares in nominee or street name. Shareholder services provided by a financial intermediary may (though they will not necessarily) include, among other things: processing and mailing trade confirmations, periodic statements, prospectuses, annual reports, semiannual reports, shareholder notices, and other SEC-required communications; capturing and processing tax data; issuing and mailing dividend checks to shareholders who have selected cash distributions; preparing record date shareholder lists for proxy solicitations; collecting and posting distributions to shareholder accounts; and establishing and maintaining systematic withdrawals and automated investment plans and shareholder account registrations.

The compensation paid by SSGM or its affiliates to a financial intermediary is typically paid continually over time, during the period when the intermediary’s clients hold investments in the Fund. The amount of continuing compensation paid by SSGM or its affiliates to different financial intermediaries for distribution and/or shareholder services varies. The compensation is typically a percentage of the value of the financial intermediary’s clients’ investments in the Fund or a per account fee. The variation in compensation may, but will not necessarily, reflect enhanced or additional services provided by the intermediary.

SSGM and its affiliates (including SSgA FM), at their own expense and out of their own assets, may also provide other compensation to financial intermediaries in connection with sales of the Fund’s shares or the servicing of shareholders or shareholder accounts. Such compensation may include, but is not limited to, financial assistance to financial intermediaries in connection with conferences, sales, or training programs for their employees; seminars for the public; advertising or sales campaigns; or other financial intermediary-sponsored special events. In some instances, this compensation may be made available only to certain financial intermediaries whose representatives have sold or are expected to sell significant amounts of shares. Dealers may not use sales of the Fund’s shares to qualify for this compensation to the extent prohibited by the laws or rules of any state or any self-regulatory agency, such as FINRA.

If payments to financial intermediaries by the distributor or adviser for a particular mutual fund complex exceed payments by other mutual fund complexes, your financial advisor and the financial intermediary employing him or her may have an incentive to recommend that fund complex over others. Please speak with your financial advisor to learn more about the total amounts paid to your financial advisor and his or her firm by SSGM and its affiliates and by sponsors of other mutual funds he or she may recommend to you. You should also consult disclosures made by your financial intermediary at the time of purchase.

DIVIDENDS, DISTRIBUTIONS AND TAX CONSIDERATIONS

The Funds intend to declare dividends on shares from net investment income daily and pay them as of the last business day of each month. Distributions from capital gains, if any, will be made annually in December.

The following discussion is a summary of some important U.S. federal tax considerations generally applicable to investments in the Funds. Your investment in the Funds may have other tax implications. Please consult your tax advisor about foreign, federal, state, local or other tax laws applicable to you. Investors, including non-U.S. investors, should consult the SAI tax section for more complete disclosure.

Each Fund has elected to be treated as a regulated investment company and intends each year to qualify and to be eligible to be treated as such. A regulated investment company is generally not subject to tax at the corporate level on income and gains that are distributed to share-holders. However, a Fund’s failure to qualify as a regulated investment company would result in corporate level taxation, and consequently, a reduction in income available for distribution to shareholders.

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For federal income tax purposes, distributions of investment income are generally taxable to you as ordinary income. Taxes on distributions of capital gains generally are determined by how long the applicable Portfolio owned the investments that generated them, rather than how long you have owned your Fund shares. The Funds generally do not expect to make distributions that are eligible for taxation as long-term capital gains.

Distributions are taxable whether you receive them in cash or reinvest them in additional shares. Any gains resulting from the redemption of Fund shares will generally be taxable to you as either short-term or long-term capital gain, depending upon how long you have held your shares in the Fund.

A 3.8% Medicare contribution tax is imposed on the “net investment income” of individuals, estates and trusts whose income exceeds certain threshold amounts. Net investment income generally includes for this purpose dividends paid by a Fund, including any capital gain dividends, and net capital gains recognized on the redemption of shares of a Fund.

If you are not a citizen or permanent resident of the United States, each Fund’s ordinary income dividends, but not its exempt-interest dividends, will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies or unless such income is effectively connected with a U.S. trade or business. For distributions with respect to taxable years of the Funds beginning before January 1, 2014, a Fund was able, under certain circumstances, to report in a written notice to shareholders all or a portion of a dividend as an “interest-related dividend” or a “short-term capital gain dividend” that if received by a nonresident alien or foreign entity generally was exempt from the 30% U.S. withholding tax, provided that certain other requirements are met. These exemptions have expired for distributions with respect to taxable years of a Fund beginning on or after January 1, 2014. Therefore, as of the date of this Prospectus, the Funds (or intermediaries, as applicable) are currently required to withhold on distributions to non-resident aliens or foreign entities attributable to net interest or short-term capital gains that were formerly eligible for this withholding exemption. It is currently unclear whether Congress will extend this exemption for distributions with respect to taxable years of the Funds beginning on or after January 1, 2014, or what the terms of such an extension would be, including whether such extension would have retroactive effect.

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FINANCIAL HIGHLIGHTS

The Financial Highlights table is intended to help you understand the financial performance of the ILR Fund, the U.S. Government Fund, and the Treasury Plus Fund, for the past five years. Certain information reflects financial results for a single Investment Class share of each Fund. The total return in the table represents the rate that an investor would have earned (or lost) on an investment in Investment Class shares of each Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, whose report, along with each listed Fund’s financial statements, is included in the Funds’ annual report, which is available upon request. The financial information included in this table should be read in conjunction with the financial statements incorporated by reference in the SAI.

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State Street Institutional Investment Trust

Financial Highlights — Selected data for a share of beneficial interest outstanding throughout each period is presented below(a):

Period Ended December 31,	Net Asset Value Beginning of Period	Net Investment Income/(Loss)		Gain (Loss) on Investments		Total from Investment Operations		Distributions from Net Investment Income		Distributions from Capital Gains		Total Distributions
Liquid Reserves Fund
Investment Class
2013	$1.0000	$0.0000	(d)	$0.0000	(d)	$0.0000	(d)	$(0.0000	)(d)	$(0.0000	)(d)	$(0.0000	)(d)
2012	$1.0000	$0.0000	(d)	$0.0000	(d)	$0.0000	(d)	$(0.0000	)(d)	$(0.0000	)(d)	$(0.0000	)(d)
2011	$1.0000	$0.0000	(d)	$0.0000	(d)	$0.0000	(d)	$–		$–		$–
2010	$1.0000	$0.0000	(d)	$0.0000	(d)	$0.0000	(d)	$(0.0000	)(d)	$–		$(0.0000	)(d)
2009	$1.0000	$0.0019		$0.0000	(d)	$0.0019		$(0.0019)		$–		$(0.0019)
U.S. Government Money Market Fund
Investment Class
2013	$1.0000	$0.0000	(d)	$–		$0.0000	(d)	$–		$–		$–
2012	$1.0000	$0.0000	(d)	$0.0000	(d)	$0.0000	(d)	$–		$–		$–
2011	$1.0000	$(0.0001)		$0.0001		$0.0000	(d)	$–		$–		$–
2010	$1.0000	$0.0001		$(0.0001)		$0.0000	(d)	$(0.0000	)(d)	$–		$(0.0000	)(d)
2009	$1.0000	$0.0006		$(0.0001)		$0.0005		$(0.0005)		$–		$(0.0005)

(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of its corresponding Portfolio.

(b)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total returns for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.

(c)	This expense waiver is reflected in both the net operating expense and the net investment income ratios shown above. Without these waivers, net investment income would have been lower.

(d)	Amount is less than $0.00005 per share.

(e)	Amount is less than 0.005%.

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Period Ended December 31,	Net Asset Value End of Period	Ratios to Average Net Assets/Supplemental Data(a)							Net Assets End of Period (000s omitted)
		Total Return(b)		Gross Expenses	Net Expenses	Net Investment Income		Expense Waiver(c)
Liquid Reserves Fund
Investment Class
2013	$1.0000	0.00	%(e)	0.47%	0.22%	0.00	%(e)	0.25%	$1,013,152
2012	$1.0000	0.00	%(e)	0.47%	0.32%	0.00	%(e)	0.15%	$961,168
2011	$1.0000	0.00	%(e)	0.46%	0.27%	0.00	%(e)	0.19%	$992,736
2010	$1.0000	0.00	%(e)	0.47%	0.31%	0.00	%(e)	0.16%	$905,604
2009	$1.0000	0.19%		0.49%	0.44%	0.16%		0.05%	$886,988
U.S. Government Money Market Fund
Investment Class
2013	$1.0000	0.00	%(e)	0.47%	0.10%	0.00%		0.37%	$691,469
2012	$1.0000	0.00	%(e)	0.47%	0.14%	0.00	%(e)	0.33%	$654,978
2011	$1.0000	0.00	%(e)	0.47%	0.11%	0.00	%(e)	0.36%	$638,101
2010	$1.0000	0.00	%(e)	0.48%	0.19%	0.00	%(e)	0.29%	$479,133
2009	$1.0000	0.05%		0.48%	0.37%	0.05%		0.11%	$551,857

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State Street Institutional Investment Trust

Financial Highlights — Selected data for a share of beneficial interest outstanding throughout each period is presented below(a):

Year Ended December 31,	Net Asset Value Beginning of Year	Net Investment Income/(Loss)		Gain (Loss) on Investments		Total from Investment Operations		Distributions from Net Investment Income	Distributions from Capital Gains		Total Distributions
Treasury Plus Money Market Fund
Investment Class
2013	$1.0000	$(0.0001)		$0.0001		$0.0000	(d)	$–	$(0.0000	)(d)	$(0.0000	)(d)
2012	$1.0000	$0.0000	(d)	$0.0000	(d)	$0.0000	(d)	$–	$–		$–
2011	$1.0000	$0.0000	(d)	$(0.0000	)(d)	$0.0000	(d)	$–	$–		$–
2010	$1.0000	$0.0000	(d)	$(0.0000	)(d)	$0.0000	(d)	$–	$–		$–
2009	$1.0000	$0.0001		$0.0001		$0.0002		$(0.0002)	$(0.0000	)(d)	$(0.0002)

(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of its corresponding Portfolio.

(b)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total returns for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.

(c)	This expense waiver is reflected in both the net operating expense and the net investment income ratios shown above. Without these waivers, net investment income would have been lower.

(d)	Amount is less than $0.00005 per share.

(e)	Amount is less than 0.005%.

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Year Ended December 31,	Net Asset Value End of Year	Ratios to Average Net Assets/Supplemental Data(a)							Net Assets End of Year (000s omitted)
		Total Return(b)		Gross Expenses	Net Expenses	Net Investment Income		Expense Waiver(c)
Treasury Plus Money Market Fund
Investment Class
2013	$1.0000	0.00	%(e)	0.48%	0.08%	0.00	%(e)	0.40%	$73,449
2012	$1.0000	0.00	%(e)	0.49%	0.13%	0.00	%(e)	0.36%	$95,222
2011	$1.0000	0.00	%(e)	0.49%	0.08%	0.00	%(e)	0.41%	$141,023
2010	$1.0000	0.00	%(e)	0.50%	0.15%	0.00	%(e)	0.35%	$122,577
2009	$1.0000	0.02%		0.50%	0.17%	0.00	%(e)	0.33%	$146,099

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For more information about the Funds:

The Funds’ SAI includes additional information about the Funds and is incorporated by reference into this document. Additional information about the Funds’ investments is available in the Funds’ annual and semi-annual reports to shareholders.

The SAI and the Funds’ annual and semi-annual reports are available, without charge, upon request. Shareholders in the Funds may make inquiries to the Funds to receive such information by calling State Street Global Markets, LLC at (877) 521-4083 or by writing to the Funds, c/o State Street Global Markets, LLC, State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111-2900. The Funds’ website address is http://www.ssga.com/cash.

Information about the Funds (including the SAI) can be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-8090. Reports and other information about the Funds are available free of charge on the EDGAR Database on the Commission’s Internet site at http://www.sec.gov. Copies of this information also may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission’s Public Reference Section, Washington, D.C. 20549-1520.

SSgA Funds Management, Inc.

STATE STREET FINANCIAL CENTER

ONE LINCOLN STREET

BOSTON, MASSACHUSETTS 02111

00116073

The State Street Institutional Investment Trust’s Investment Company Act File Number is 811-09819.

State Street Institutional Investment Trust

Neuberger Berman Money Fund

A Private Label of Institutional Class Shares of the

STATE STREET INSTITUTIONAL LIQUID RESERVES FUND (SSIXX)

STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND (GVMXX)

STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND (TPIXX)

Advised by SSgA Funds Management, Inc.,

a subsidiary of State Street Corporation

Prospectus Dated April 30, 2014

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN ANY OF THE FUNDS OFFERED BY THIS PROSPECTUS IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUNDS.

EACH FUND OFFERS MULTIPLE CLASSES OF SHARES. THIS PROSPECTUS COVERS ONLY THE INSTITUTIONAL CLASS.

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STATE STREET INSTITUTIONAL

LIQUID RESERVES FUND

Investment Objective

The investment objective of State Street Institutional Liquid Reserves Fund (the “ILR Fund” or sometimes referred to in context as the “Fund”) is to seek to maximize current income, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value (“NAV”) by investing in U.S. dollar-denominated money market securities.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy and hold shares of the ILR Fund. The expenses shown in the table and the Example reflect the expenses of the Fund and the Fund’s proportionate share of the expenses of the State Street Money Market Portfolio (the “Money Market Portfolio” or sometimes referred to in context as the “Portfolio”).

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)(1)

Management Fee	0.05%
Other Expenses	0.07%
Total Annual Fund Operating Expenses(2)	0.12%

(1)	Amounts reflect the total expenses of the Money Market Portfolio and the Fund.
(2)	The Fund’s investment adviser, SSgA Funds Management, Inc. (the “Adviser” or “SSgA FM”), may voluntarily reduce all or a portion of its fees and/or reimburse expenses of the Fund to the extent necessary to avoid negative yield (the “Voluntary Reduction”), or a yield below a specified level, which may vary from time to time in the Adviser’s sole discretion. The Fund has agreed, subject to certain limitations, to reimburse the Adviser for the full dollar amount of any Voluntary Reduction incurred after October 1, 2012. As of December 31, 2013, the Adviser had not waived fees and/or reimbursed expenses under the Voluntary Reduction. The Adviser may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the Fund, without limitation. Any future reimbursement by the Fund of the Voluntary Reduction would increase the Fund’s expenses and reduce the Fund’s yield. There is no guarantee that the
Voluntary Reduction will be in effect at any given time or that the Fund will be able to avoid a negative yield.

Example

This Example is intended to help you compare the cost of investing in the ILR Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$12	$39	$68	$154

Principal Investment Strategies

The ILR Fund invests substantially all of its investable assets in the Money Market Portfolio.

The Money Market Portfolio follows a disciplined investment process in which SSgA FM, the Portfolio’s investment adviser, bases its decisions on the relative attractiveness of different money market instruments. In the Adviser’s opinion, the attractiveness of an instrument may vary depending on the general level of interest rates, as well as imbalances of supply and demand in the market. The Portfolio invests in accordance with regulatory requirements applicable to money market funds, which require, among other things, the Portfolio to invest only in short-term, high quality debt obligations (generally, securities that have remaining maturities of 397 calendar days or less and either have been rated in one of the two highest short-term rating categories or are considered by the Portfolio to be of comparable quality), to maintain a maximum dollar-weighted average maturity of 60 days or less, and to meet requirements as to portfolio diversification and liquidity.

The Portfolio attempts to meet its investment objective by investing in a broad range of money market instruments. These may include among other things: U.S. government securities, including U.S. Treasury bills, notes and bonds and other securities issued or guaranteed as to principal and/or interest, as applicable, by the U.S. government or its agencies or instrumentalities; certificates of deposits and time deposits of U.S. and foreign banks; commercial paper and other high quality obligations of U.S. or foreign companies; asset-backed

3

securities, including asset-backed commercial paper; mortgage-related securities; and repurchase agreements. These instruments may bear fixed, variable or floating rates of interest or may be zero-coupon securities. The Portfolio also may invest in shares of other money market funds, including funds advised by the Adviser. Under normal market conditions, the Portfolio intends to invest more than 25% of its total assets in bank obligations. A substantial portion of the Portfolio may be invested in securities that are issued or traded pursuant to exemptions from registration under the federal securities laws.

Principal Investment Risks

An investment in the Fund is not a deposit in a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

In addition, the Fund is subject to the following risks:

•	Risks of Investing Principally in Money Market Instruments:

•	Interest Rate Risk—The risk that interest rates will rise, causing the value of the Portfolio’s investments to fall. Also, the risk that as interest rates decline, the amount of income the Portfolio receives on its new investments generally will decline.

•	Credit Risk— The risk that an issuer, guarantor or liquidity provider of an instrument will be unable, or will be perceived to be unable, to make scheduled interest or principal payments, and that the value of the instrument will fall as a result.

•	Liquidity Risk—The risk that the Portfolio may not be able to sell some or all of its securities at desired prices, or may be unable to sell the securities at all, because of a lack of demand in the market for such securities, or a liquidity provider defaults on its obligation to purchase the securities when properly tendered by the Portfolio.

•	Prepayment Risk and Extension Risk—Applicable primarily to mortgage-related and other asset-backed securities, the risks that loan obligations may be repaid faster or slower than expected, causing the Portfolio to invest repayment proceeds in, or continue to hold, lower yielding securities, as the case may be.

•	Stable Share Price Risk: If the market value of one or more of the Portfolio’s investments changes substantially, the Fund may not be able to maintain a stable share price of $1.00. This risk typically is higher during periods of rapidly changing interest rates or when issuer credit quality generally is falling, and is made worse when the Portfolio experiences significant redemption requests.

•	Master/Feeder Structure Risk: The Fund’s performance may be adversely affected as a result of large cash inflows to or outflows from the Portfolio and any related disruption to the Portfolio’s investment program.

•	Low Short-Term Interest Rate Risk: At the date of this Prospectus, short-term interest rates are at historically low levels, and so the Fund’s yield is very low. It is possible that the Portfolio will generate an insufficient amount of income to pay its expenses, and that it and/or the Fund will not be able to pay a daily dividend and may have a negative yield (i.e., it may lose money on an operating basis). It is possible that the Portfolio will maintain a substantial portion of its assets in cash, on which it would earn little, if any, income.

•	Banking Industry Risk: To the extent the Portfolio concentrates its investments in bank obligations, financial, economic, business, and other developments in the banking industry will have a greater effect on the Portfolio than if it had not concentrated its assets in the banking industry. Adverse changes in the banking industry may include, among other things, banks experiencing substantial losses on loans, increases in non-performing assets and charge-offs and declines in total deposits.

•	Repurchase Agreement Risk: In a repurchase agreement, the Portfolio purchases a security from a seller at one price and simultaneously agrees to sell it back to the original seller at an agreed-upon price. If the Portfolio’s counterparty is unable to honor its commitments, the Portfolio may be unable to recover its purchase price and may be prevented or delayed from realizing on the security to make up any losses.

•

Mortgage-Related and Other Asset-Backed Securities Risk: Defaults, or perceived increases in the risk of defaults, on the loans underlying mortgage-related or asset-backed securities may impair the values of

4

the securities. These securities also present a higher degree of prepayment risk (when repayment of principal occurs before scheduled maturity) and extension risk (when rates of repayment of principal are slower than expected) than do other types of fixed income securities. The enforceability of security interests that support these securities may, in some cases, be subject to limitations.

•	Foreign Securities Risk: The Portfolio may invest in U.S. dollar denominated instruments issued by foreign governments, corporations and financial institutions. Foreign securities are subject to political, economic, and regulatory risks not present in domestic investments. Returns on investments in securities issued by foreign issuers could be more volatile than securities issued by U.S. issuers. Foreign investments may be affected by, among other things, changes in currency exchange rates; currency controls; different accounting, auditing, financial reporting, and legal standards and practices applicable in foreign countries; tax withholding; and higher transaction costs. Foreign banks, or their domestic or foreign branches, may be subject to less rigorous regulation than U.S. banks operating in the United States, and may not be required to meet financial, capital, and other requirements applicable to U.S. banks. Foreign laws and accounting standards typically are not as strict as they are in the U.S. so there may be fewer restrictions on loan limitations, less frequent examinations and less stringent requirements regarding reserve accounting, auditing, recordkeeping and public reporting requirements.

•	U.S. Government Sponsored Enterprises Risk: Securities of certain U.S. government agencies and instrumentalities are not supported by the full faith and credit of the U.S. Government, and to the extent the Portfolio owns such securities, it must look to the agency or instrumentality issuing or guaranteeing the securities for repayment.

•	Variable and Floating Rate Securities Risk: The Portfolio may purchase variable and floating rate securities, whose interest rates change based on changes in market interest rates. As a result, the interest paid on such securities will tend to fall as market interest rates fall generally, and the interest rates on such securities may not rise as rapidly as general market rates.

•	Market Risk: The values of the securities in which the Portfolio invests may go up or down in response to the prospects of individual issuers and/or general economic conditions. Price changes may be temporary or may last for extended periods. Recent instability in the financial markets has led the U.S. Government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. The withdrawal of this support could negatively affect the value and liquidity of certain securities or of markets generally. In addition, legislation recently enacted in the U.S. calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be fully known for some time

•	Money Market Fund Regulatory Risk: It is possible that the U.S. Securities and Exchange Commission (“SEC”) or another agency will adopt regulations that change in very important respects the operation of money market funds. Any such regulatory changes could impact important characteristics of the Fund, including liquidity of an investment in the Fund or the Fund’s ability to maintain a stable net asset value per share.

Performance

The bar chart and table below provide some indication of the risks of investing in the ILR Fund by illustrating the variability of the Fund’s returns during the years since inception. The Fund’s past performance does not necessarily indicate how the Fund will perform in the future. Current performance information for the Fund is available toll free by calling (877) 521-4083 or by visiting www.ssga.com/cash.

5

State Street Institutional Liquid Reserves Fund

Total Return for the Calendar Years Ended December 31

Returns would have been lower if operating expenses had not been reduced. During the period shown in the bar chart, the highest return for a quarter was 1.33% (quarter ended 12/31/06) and the lowest return for a quarter was 0.02% (quarter ended 9/30/13).

Average Annual Total Returns

For the Periods Ended December 31, 2013

	1-Year	5-Year	Since the Inception Date of the Fund
State Street Institutional Liquid Reserves Fund	0.10%	0.23%	1.91%

To obtain the Fund’s current yield, please call (877) 521-4083.

Investment Adviser

SSgA FM serves as the investment adviser to the Fund.

Purchase and Sale of Fund Shares

For important information about purchase and sale of Fund shares, please turn to “Other Information” on page 14 of the prospectus.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

For important information about financial intermediary compensation, please turn to “Other Information” on page 14 of the prospectus.

6

STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND

Investment Objective

The investment objective of State Street Institutional U.S. Government Money Market Fund (the “U.S. Government Fund” or sometimes referred to in context as the “Fund”) is to seek to maximize current income, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share NAV.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy and hold shares of the U.S. Government Fund. The expenses shown in the table and the Example reflect the expenses of the Fund and the Fund’s proportionate share of the expenses of State Street U.S. Government Money Market Portfolio (the “U.S. Government Portfolio” or sometimes referred to in context as the “Portfolio”).

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)(1)

Management Fee	0.05%
Other Expenses	0.07%
Total Annual Fund Operating Expenses(2)	0.12%

(1)	Amounts reflect the total expenses of the U.S. Government Portfolio and the Fund restated to reflect current fees.
(2)	The Fund’s investment adviser, SSgA Funds Management, Inc. (the “Adviser” or SSgA FM”), may voluntarily reduce all or a portion of its fees and/or reimburse expenses of the Fund to the extent necessary to avoid negative yield (the “Voluntary Reduction”), or a yield below a specified level, which may vary from time to time in the Adviser’s sole discretion. The Fund has agreed, subject to certain limitations, to reimburse the Adviser for the full dollar amount of any Voluntary Reduction incurred after October 1, 2012. As of December 31, 2013, the Adviser had waived fees and/or reimbursed expenses in the aggregate amount of $1,800,030 since October 1, 2012, all of which is potentially recoverable under the Voluntary Reduction. The Adviser may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the Fund, without limitation. Any future reimbursement by the Fund of the Voluntary Reduction would increase the Fund’s expenses and reduce the Fund’s yield. There is no guarantee that the Voluntary Reduction will be in effect at any given time or that the Fund will be able to avoid a negative yield.

Example

This Example is intended to help you compare the cost of investing in the U.S. Government Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$12	$39	$68	$154

Principal Investment Strategies

The U.S. Government Fund invests substantially all of its investable assets in the U.S. Government Portfolio.

The U.S. Government Portfolio invests only in obligations issued or guaranteed as to principal and/or interest, as applicable, by the U.S. government or its agencies and instrumentalities, as well as repurchase agreements secured by such instruments.

The Portfolio follows a disciplined investment process that attempts to provide stability of principal, liquidity and current income, by investing in U.S. government securities. Among other things, SSgA FM, the Portfolio’s investment adviser, conducts its own credit analyses of potential investments and portfolio holdings, and relies substantially on a dedicated short-term credit research team. The Portfolio invests in accordance with regulatory requirements applicable to money market funds. Regulations require, among other things, a money market fund to invest only in short-term, high quality debt obligations (generally, securities that have remaining maturities of 397 calendar days or less and either have been rated in one of the two highest short-term rating categories or are considered by the Portfolio to be of comparable quality), to maintain a maximum dollar-weighted average maturity of 60 days or less, and to meet requirements as to portfolio diversification and liquidity. All securities held by the Portfolio are U.S. dollar-denominated, and they may have fixed, variable or floating interest rates.

The Portfolio attempts to meet its investment objective by investing in:

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•	Obligations issued or guaranteed as to principal and/or interest, as applicable, by the U.S. government or its agencies and instrumentalities, such as U.S. Treasury securities and securities issued by the GNMA, which are backed by the full faith and credit of the United States;

•	Obligations issued or guaranteed by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and U.S. government-sponsored entities such as the Federal Home Loan Bank, which are not backed by the full faith and credit of the United States; and

•	Repurchase agreements with respect to U.S. government securities.

Principal Investment Risks

An investment in the Fund is not a deposit in a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

In addition, the Fund is subject to the following risks:

•	Risks of Investing Principally in Money Market Instruments:

•	Interest Rate Risk—The risk that interest rates will rise, causing the value of the Portfolio’s investments to fall. Also, the risk that as interest rates decline, the amount of income the Portfolio receives on its new investments generally will decline.

•	Credit Risk — The risk that an issuer, guarantor or liquidity provider of an instrument will be unable, or will be perceived to be unable, to make scheduled interest or principal payments, and that the value of the instrument will fall as a result.

•	Liquidity Risk—The risk that the Portfolio may not be able to sell some or all of its securities at desired prices, or may be unable to sell the securities at all, because of a lack of demand in the market for such securities, or a liquidity provider defaults on its obligation to purchase the securities when properly tendered by the Portfolio.

•	Prepayment Risk and Extension Risk—Applicable primarily to mortgage-related and other asset-backed securities, the risks that loan obligations may be repaid faster or slower than expected, causing the Portfolio to invest repayment proceeds in, or continue to hold, lower yielding securities, as the case may be.

•	Master/Feeder Structure Risk: The Fund’s performance may be adversely affected as a result of large cash inflows to or outflows from the Portfolio and any related disruption to the Portfolio’s investment program.

•	U.S. Government Sponsored Enterprises Risk: Securities of certain U.S. government agencies and instrumentalities are not supported by the full faith and credit of the U.S. Government, and to the extent the Portfolio owns such securities, it must look to the agency or instrumentality issuing or guaranteeing the securities for repayment. Because the Portfolio emphasizes investment in U.S. government securities, and because U.S. government securities generally are perceived as having low risks compared to most other types of investments, the Portfolio’s performance compared to money market funds that invest principally in other types of money market instruments may be lower.

•	Significant Exposure to U.S. Government Agencies Risk: To the extent the Portfolio focuses its investments in securities issued or guaranteed by U.S. government agencies, any market price movements, regulatory changes or changes in political or economic conditions that affect the U.S. government agencies in which the Portfolio invests may have a significant impact on the Portfolio’s performance. Events that would adversely affect the market prices of securities issued or guaranteed by one government agency may adversely affect the market price of securities issued or guaranteed by other government agencies.

•	Mortgage-Related and Other Asset-Backed Securities Risk: Defaults, or perceived increases in the risk of defaults, on the loans underlying mortgage-related or asset-backed securities may impair the values of the securities. These securities also present a higher degree of prepayment risk (when repayment of principal occurs before scheduled maturity) and extension risk (when rates of repayment of principal are slower than expected) than do other types of fixed income securities.

•	Repurchase Agreement Risk: In a repurchase agreement, the Portfolio purchases a security from a seller at one price and simultaneously agrees to sell it

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back to the original seller at an agreed-upon price. If the Portfolio’s counterparty is unable to honor its commitments, the Portfolio may be unable to recover its purchase price and may be prevented or delayed from realizing on the security to make up any losses.

•	Stable Share Price Risk: If the market value of one or more of the Portfolio’s investments changes substantially, the Fund may not be able to maintain a stable share price of $1.00. This risk typically is higher during periods of rapidly changing interest rates or when issuer credit quality generally is falling, and is made worse when the Portfolio experiences significant redemption requests.

•	Low Short-Term Interest Rate Risk: At the date of this Prospectus, short-term interest rates are at historically low levels, and so the Fund’s yield is very low. It is possible that the Portfolio will generate an insufficient amount of income to pay its expenses, and that it and/or the Fund will not be able to pay a daily dividend and may have a negative yield (i.e., it may lose money on an operating basis). It is possible that the Portfolio will maintain a substantial portion of its assets in cash, on which it would earn little, if any, income.

•	Market Risk: The values of the securities in which the Portfolio invests may go up or down in response to the prospects of individual issuers and general economic conditions. Price changes may be temporary or may last for extended periods. Recent instability in the financial markets has led the U.S. Government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. The withdrawal of this support could negatively affect the value and liquidity of certain securities or of markets generally. In addition, legislation recently enacted in the U.S. calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be fully known for some time.

•	Variable and Floating Rate Securities Risk: The Portfolio may purchase variable and floating rate securities, whose interest rates change based on changes in market interest rates. As a result, the interest paid on such securities will tend to fall as market interest rates fall generally, and the interest rates on such securities may not rise as rapidly as general market rates.
•	Money Market Fund Regulatory Risk: It is possible that the U.S. Securities and Exchange Commission (“SEC”) or another agency will adopt regulations that change in very important respects the operation of money market funds. Any such regulatory changes could impact important characteristics of the Fund, including liquidity of an investment in the Fund or the Fund’s ability to maintain a stable net asset value per share.

Performance

The bar chart and table below provide some indication of the risks of investing in the U.S. Government Fund by illustrating the variability of the Fund’s returns during the years since inception. The Fund’s past performance does not necessarily indicate how the Fund will perform in the future. Current performance information for the Fund is available toll free by calling (877) 521-4083 or by visiting our website at www.ssga.com/cash.

9

State Street Institutional

U.S. Government Money Market Fund

Total Return for the Calendar Years Ended December 31

Returns would have been lower if operating expenses had not been reduced. During the period shown in the bar chart, the highest return for a quarter was 0.83% (quarter ended 3/31/08) and the lowest return for a quarter was 0.00% (quarter ended 9/30/13).

Average Annual Total Returns

For the Periods Ended December 31, 2013

	1-Year	5-Year	Since the Inception Date of the Fund
State Street Institutional U.S. Government Money Market Fund	0.01%	0.08%	0.54%

To obtain the Fund’s current yield, please call
(877) 521-4083.

Investment Adviser

SSgA FM serves as the investment adviser to the Fund.

Purchase and Sale of Fund Shares

For important information about purchase and sale of Fund shares, please turn to “Other Information” on page 14 of the prospectus.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

For important information about financial intermediary compensation, please turn to “Other Information” on page 14 of the prospectus.

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STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND

Investment Objective

The investment objective of State Street Institutional Treasury Plus Money Market Fund (the “Treasury Plus Fund” or sometimes referred to in context as the “Fund”) is to seek a high level of current income consistent with preserving principal and liquidity and the maintenance of a stable $1.00 per share net asset value (“NAV”).

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Treasury Plus Fund. The expenses shown in the table and the Example reflect the expenses of the Fund and the Fund’s proportionate share of the expenses of the State Street Treasury Plus Money Market Portfolio (the “Treasury Plus Portfolio” or sometimes referred to in context as the “Portfolio”).

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)(1)

Management Fee	0.05%
Other Expenses	0.08%
Total Annual Fund Operating Expenses	0.13%
Fee Waiver and/or Expense Reimbursement(2)	(0.01)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(3)	0.12%

(1)	Amounts reflect the total expenses of the Treasury Plus Portfolio and the Fund restated to reflect current fees.
(2)	The Fund’s investment adviser, SSgA Funds Management, Inc. (the “Adviser” or “SSgA FM”) has contractually agreed to cap the Fund’s Total Annual Fund Operating Expenses (excluding taxes, interest and extraordinary expenses) attributable to the Institutional Class to the extent that expenses exceed 0.12% of Institutional Class net assets, through April 30, 2015; these arrangements may not be terminated prior to that date without the consent of the Board.
(3)	The Adviser may also voluntarily reduce all or a portion of its fees and/or reimburse expenses of the Fund to the extent necessary to avoid negative yield (the “Voluntary Reduction”), or a yield below a specified level, which may vary from time to time in the Adviser’s sole discretion. The Fund has agreed, subject to certain limitations, to reimburse the Adviser for the full dollar amount of any Voluntary Reduction incurred after October 1, 2012. As of December 31, 2013, the Adviser had waived fees and/or reimbursed expenses in the aggregate amount of $960,002 since October 1, 2012, all of which is potentially recoverable under the Voluntary Reduction. Any future reimbursement of previously waived fees by the Fund to the Adviser may cause the total fund annual operating expenses of the Fund to exceed the expense limitation under the contractual expense limitation agreement. The Adviser may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the Fund, without limitation. Any future reimbursement by the Fund of the Voluntary Reduction would increase the Fund’s expenses and reduce the Fund’s yield. There is no guarantee that the Voluntary Reduction will be in effect at any given time or that the Fund will be able to avoid a negative yield.

Example

This Example is intended to help you compare the cost of investing in the Treasury Plus Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$12	$41	$72	$165

Principal Investment Strategies

The Treasury Plus Fund invests substantially all of its investable assets in the Treasury Plus Portfolio.

The Treasury Plus Portfolio attempts to meet its investment objective by investing only in U.S. Treasury bills, notes and bonds (which are direct obligations of the U.S. government) and repurchase agreements collateralized by these obligations.

The Portfolio invests in accordance with regulatory requirements applicable to money market funds, which require, among other things, the Portfolio to invest only in short-term securities (generally, securities that have remaining maturities of 397 calendar days or less), to maintain a maximum dollar-weighted average maturity of 60 days or less, and to meet requirements as to portfolio diversification and liquidity.

11

Principal Investment Risks

An investment in the Fund is not a deposit in a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

In addition, the Fund is subject to the following risks:

•	Risks of Investing Principally in Money Market Instruments:

•	Interest Rate Risk — The risk that interest rates will rise, causing the value of the Portfolio’s investments to fall. Also, the risk that as interest rates decline, the amount of income the Portfolio receives on its new investments generally will decline.

•	Credit Risk — The risk that an issuer, guarantor or liquidity provider of an instrument will be unable, or will be perceived to be unable, to make scheduled interest or principal payments, and that the value of the instrument will fall as a result.

•	Liquidity Risk—The risk that the Portfolio may not be able to sell some or all of its securities at desired prices, or may be unable to sell the securities at all, because of a lack of demand in the market for such securities, or a liquidity provider defaults on its obligation to purchase the securities when properly tendered by the Portfolio.

•	Master/Feeder Structure Risk: The Fund’s performance may be adversely affected as a result of large cash inflows to or outflows from the Portfolio and any related disruption to the Portfolio’s investment program.

•	Stable Share Price Risk: If the market value of one or more of the Portfolio’s investments changes substantially during the period, the Fund may not be able to maintain a stable share price of $1.00. This risk typically is higher during periods of rapidly changing interest rates or when issuer credit quality generally is falling, and is made worse when the Portfolio experiences significant redemption requests.

•	Low Short-Term Interest Rates Risk: At the date of this Prospectus, short-term interest rates are at historically low levels, and so the Fund’s yield is very low. It is possible that the Portfolio will generate an insufficient amount of income to pay its expenses, and that it and/or the Fund will not be able to pay a daily dividend and may have a negative yield (i.e., it may lose money on an operating basis). It is possible that the Portfolio will maintain a substantial portion of its assets in cash, on which it would earn little, if any, income.

•	Repurchase Agreement Risk: In a repurchase agreement, the Portfolio purchases a security from a seller at one price and simultaneously agrees to sell it back to the original seller at an agreed-upon price. If the Portfolio’s counterparty is unable to honor its commitments, the Portfolio may be unable to recover its purchase price and may be prevented or delayed from realizing on the security to make up any losses.

•	Market Risk: Recent instability in the financial markets has led the U.S. Government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. The withdrawal of this support could negatively affect the value and liquidity of certain securities or of markets generally. In addition, legislation recently enacted in the U.S. calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be fully known for some time.

•	Money Market Fund Regulatory Risk: It is possible that the U.S. Securities and Exchange Commission (“SEC”) or another agency will adopt regulations that change in very important respects the operation of money market funds. Any such regulatory changes could impact important characteristics of the Fund, including liquidity of an investment in the Fund or the Fund’s ability to maintain a stable net asset value per share.

Performance

The bar chart and table below provide some indication of the risks of investing in the Treasury Plus Fund by illustrating the variability of the Fund’s returns during the years since inception. The Fund’s past performance does not necessarily indicate how the Fund will perform in the future. Current performance information for the Fund is available toll free by calling (877) 521-4083 or by visiting www.ssga.com/cash.

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State Street Institutional

Treasury Plus Money Market Fund

Total Return for the Calendar Years Ended December 31

Returns would have been lower if operating expenses had not been reduced. During the period shown in the bar chart, the highest return for a quarter was 0.62% (quarter ended 3/31/08) and the lowest return for a quarter was 0.00% (quarter ended 9/30 /13).

Average Annual Total Returns

For the Periods Ended December 31, 2013

	1-Year	5-Year	Since the Inception Date of the Fund
State Street Institutional Treasury Plus Money Market Fund	0.00%	0.03%	0.39%

To obtain the Fund’s current yield, please call
(877) 521-4083.

Investment Adviser

SSgA FM serves as the investment adviser to the Fund.

Purchase and Sale of Fund Shares

For important information about purchase and sale of Fund shares, please turn to “Other Information” on page 14 of the prospectus.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

For important information about financial intermediary compensation, please turn to “Other Information” on page 14 of the prospectus.

13

Other Information

Purchase and Sale of Fund Shares

Purchase Minimums

To establish an account	$25,000,000
To add to an existing account	No minimum

You may redeem Fund shares on any day the Fund is open for business.

You may redeem Fund shares by written request or wire transfer. Written requests should be sent to:

By Mail:

Send a signed letter to: Neuberger Berman Funds

c/o State Street Institutional Trust Funds

P.O. Box 8048

Boston, MA 02205-8048

By Overnight:

Send a signed letter to: Neuberger Berman Funds

c/o State Street Institutional Trust Funds

30 Dan Road

Canton, MA 02021-2809

By Telephone:

For wire transfer instructions, please call (800) 877-9700 between 8 a.m. and 6 p.m. Eastern time. Redemptions by telephone are permitted only if you previously have been authorized for these transactions.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

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Additional Information About Principal Strategies and Risks of Investing in the Funds and Portfolios

Investment Objectives

The investment objective of each of the ILR Fund, the U.S. Government Fund and the Treasury Plus Fund, as stated in each Fund’s Fund Summary, may be changed without shareholder approval.

ILR FUND

Principal Investment Strategies

The ILR Fund invests substantially all of its investable assets in the Money Market Portfolio.

The Money Market Portfolio follows a disciplined investment process in which the Adviser bases its decisions on the relative attractiveness of different money market instruments. In the Adviser’s opinion, the attractiveness of an instrument may vary depending on the general level of interest rates, as well as imbalances of supply and demand in the market. The Portfolio invests in accordance with regulatory requirements applicable to money market funds, which require, among other things, the Portfolio to invest only in short-term, high quality debt obligations (generally, securities that have remaining maturities of 397 calendar days or less and either have been rated in one of the two highest short-term rating categories or are considered by the Portfolio to be of comparable quality), to maintain a maximum dollar-weighted average maturity of 60 days or less, and to meet requirements as to portfolio diversification and liquidity.

The Portfolio attempts to meet its investment objective by investing in a broad range of money market instruments. These may include among other things: U.S. government securities, including U.S. Treasury bills, notes and bonds and other securities issued or guaranteed as to principal and/or interest, as applicable, by the U.S. government or its agencies or instrumentalities; certificates of deposits and time deposits of U.S. and foreign banks (including ECDs, ETDs and YCDs (as defined below)); commercial paper and other high quality obligations of U.S. or foreign companies; asset-backed securities, including asset-backed commercial paper; mortgage-related securities; and repurchase agreements. These instruments may bear fixed, variable or floating rates of interest or may be zero-coupon securities. The Portfolio also may invest in shares of other money market funds, including funds advised by the Adviser. Under normal market conditions, the Portfolio intends to invest more than 25% of its total assets in bank obligations. A substantial portion of the Portfolio may be invested in securities that are issued or traded pursuant to exemptions from registration under the federal securities laws. European Certificates of Deposit (“ECDs”) are U.S. dollar-denominated certificates of deposit issued by a bank outside of the United States. European Time Deposits (“ETDs”) are U.S. dollar-denominated deposits in foreign branches of U.S. banks and foreign banks. Yankee Certificates of Deposit (“YCDs”) are U.S. dollar-denominated certificates of deposit issued by U.S. branches of foreign banks. These instruments have different risks than those associated with the obligations of U.S. banks operating in the United States.

U.S. GOVERNMENT FUND

Principal Investment Strategies

The U.S. Government Fund invests substantially all of its investable assets in the U.S. Government Portfolio.

The U.S. Government Portfolio invests only in obligations issued or guaranteed as to principal and/or interest, as applicable, by the U.S. government or its agencies and instrumentalities, as well as repurchase agreements secured by such instruments.

The Portfolio follows a disciplined investment process that attempts to provide stability of principal, liquidity and current income, by investing in U.S. government securities. Among other things, the Adviser conducts its own credit analyses of potential investments and portfolio holdings, and relies substantially on a dedicated short-term credit research team. The Portfolio invests in accordance with regulatory requirements applicable to money market funds. Regulations require, among other things, a money market fund to invest only in short-term, high quality debt obligations (generally, securities that have remaining maturities of 397 calendar days or less and either have been rated in one of the two highest short-term rating categories or are considered by the Portfolio to be of comparable quality), to maintain a maximum dollar-weighted average maturity of 60 days or less, and to meet requirements as to portfolio diversification and liquidity. All securities held by the Portfolio are U.S. dollar-denominated, and they may have fixed, variable or floating interest rates.

The Portfolio attempts to meet its investment objective by investing in:

•	Obligations issued or guaranteed as to principal and/or interest, as applicable, by the U.S. government or its agencies and instrumentalities, such as U.S. Treasury securities and securities issued by the GNMA, which are backed by the full faith and credit of the United States;

15

•	Obligations issued or guaranteed by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and U.S. government-sponsored entities such as the Federal Home Loan Bank, which are not backed by the full faith and credit of the United States; and

•	Repurchase agreements with respect to U.S. government securities.

TREASURY PLUS FUND

Principal Investment Strategies

The Treasury Plus Fund invests substantially all of its investable assets in the Treasury Plus Portfolio.

The Treasury Plus Portfolio attempts to meet its investment objective by investing only in U.S. Treasury bills, notes and bonds (which are direct obligations of the U.S. government) and repurchase agreements collateralized by these obligations.

The Portfolio invests in accordance with regulatory requirements applicable to money market funds, which require, among other things, the Portfolio to invest only in short-term securities (generally, securities that have remaining maturities of 397 calendar days or less), to maintain a maximum dollar-weighted average maturity of 60 days or less, and to meet requirements as to portfolio diversification and liquidity.

Additional Information About Risks

•	Money Market Risk. An investment in the Funds is not a deposit of any bank and is not insured or guaranteed by the FDIC or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, there can be no assurance that they will do so, and it is possible to lose money by investing in the Funds.

•	Interest Rate Risk. The values of debt instruments usually rise and fall in response to changes in interest rates. Declining interest rates generally result in increases in the values of existing debt instruments, and rising interest rates generally result in declines in the values of existing debt instruments. Interest rate risk is generally greater for investments with longer durations or maturities. Some investments give the issuer the option to call or redeem an investment before its maturity date. If an issuer calls or redeems an investment during a time of declining interest rates, a Portfolio might have to reinvest the proceeds in an investment offering a lower yield and therefore might not benefit from any increase in value as a result of declining interest rates. Adjustable rate instruments also generally increase or decrease in value in response to changes in interest rates, although generally to a lesser degree than fixed-income securities (depending, however, on the characteristics of the reset terms, including the index chosen, frequency of reset, and reset caps or floors, among other factors). When interest rates decline, the income received by a Portfolio may decline, and such Portfolio’s yield may also decline. Short-term interest rates have been at historically low levels for an extended period due in substantial part to governmental intervention. Any changes in governmental policy could cause interest rates to increase and could have a substantial and immediate effect on the values of a Fund’s investments.

•	Credit Risk. Credit risk is the risk that an issuer, guarantor or liquidity provider of a fixed-income security held by a Portfolio be unable or unwilling, or may be perceived (whether by market participants, ratings agencies, pricing services or otherwise) as unable or unwilling, to make timely principal and/or interest payments, or to otherwise honor its obligations. It includes the risk that one or more of the securities will be downgraded by a credit rating agency; generally, lower credit quality issuers have higher credit risks. An actual or perceived loss in creditworthiness of an issuer of a fixed-income security held by a Portfolio may result in a decrease in the value of the security. Credit risk also includes the risk that an issuer or guarantor of a security, or a bank or other financial institution that has entered into a repurchase agreement with a Portfolio, may default on its payment or repurchase obligation, as the case may be.

•

Liquidity Risk. Liquidity risk exists when particular investments cannot be disposed of quickly in the normal course of business. The ability of a Portfolio to dispose of such securities at advantageous prices may be greatly limited, and a Portfolio may have to continue to hold such securities during periods when the Adviser would otherwise have sold them. Some securities held by a Portfolio may be restricted as to resale, and there is often no ready market for such securities. In addition, a Portfolio, by itself or together with other accounts managed by the Adviser, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Portfolio to dispose of the position at an advantageous time or price. Market values for illiquid securities may not be readily available, and there can be no assurance that any fair value assigned to an illiquid security at any time will accurately reflect the price a Portfolio might receive upon the sale of that security. It is possible that, during periods of extreme market volatility or unusually high and unanticipated levels of redemptions, a Portfolio may be forced to sell large amounts of securities more

16

quickly than it normally would in the ordinary course of business. In such a case, the sale proceeds received by a Portfolio may be substantially less than if the Portfolio had been able to sell the securities in more-orderly transactions, and the sale price may be substantially lower than the price previously used by the Portfolio to value its securities.

•	Stable Share Price Risk. If the market value of one or more of a Portfolio’s investments changes substantially, the Fund investing in such Portfolio may not be able to maintain a stable share price of $1.00. This risk typically is higher during periods of rapidly changing interest rates or when issuer credit quality generally is falling, and is made worse when a Portfolio experiences significant redemption requests.

•	Master/Feeder Structure Risk. Unlike traditional mutual funds that invest directly in securities, each of the Funds pursues its objective by investing substantially all of its assets in a Portfolio with substantially the same investment objectives, policies and restrictions. The ability of a Fund to meet its investment objective is directly related to the ability of the corresponding Portfolio to meet its objective. The ability of a Fund to meet its objective may be adversely affected by the purchase and redemption activities of other investors in the corresponding Portfolio and any related disruption to such Portfolio’s investment program. The ability of a Fund to meet redemption requests depends on its ability to redeem its interest in the corresponding Portfolio. The Adviser also serves as investment adviser to the corresponding Portfolio. Therefore, conflicts may arise as the Adviser fulfills its fiduciary responsibilities to a Fund and its corresponding Portfolio. For example, the Adviser may have an economic incentive to maintain a Fund’s investment in the corresponding Portfolio at a time when it might otherwise not choose to do so.

•	Low Short-Term Interest Rate Risk. At the date of this Prospectus, short-term interest rates are at historically low levels, and so each Fund’s yield is very low. It is possible that a Portfolio will generate an insufficient amount of income to pay its expenses, and that it and/or a Fund will not be able to pay a daily dividend and may have a negative yield (i.e., it may lose money on an operating basis). It is possible that a Portfolio will maintain a substantial portion of its assets in cash, on which it would earn little, if any, income.

•	Market Risk. The values of the securities in which a Portfolio invests may go up or down in response to the prospects of individual issuers and/or general economic conditions. Price changes may be temporary or may last for extended periods. Recent instability in the financial markets has led the U.S. Government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which the Portfolios invest, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Funds and Portfolios themselves are regulated. Such legislation or regulation could limit or preclude a Fund’s or Portfolio’s ability to achieve its investment objective. Furthermore, volatile financial markets can expose the Portfolios to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Portfolios.

•	Money Market Fund Regulatory Risk. It is possible that the U.S. Securities and Exchange Commission (“SEC”) or another agency will adopt regulations that change in very important respects the operation of money market funds. Any such regulatory changes could impact important characteristics of the Fund, including liquidity of an investment in the Fund or the Fund’s ability to maintain a stable net asset value per share.

•	Repurchase Agreement Risk. In a repurchase agreement, a Portfolio purchases a security from a seller at one price and simultaneously agrees to sell it back to the original seller at an agreed-upon price. Repurchase agreements may be viewed as loans made by the Portfolio which are collateralized by the securities subject to repurchase. A Portfolio’s investment return on such transactions will depend on the counterparties’ willingness and ability to perform their obligations under the repurchase agreements. If a Portfolio’s counterparty should default on its obligations and the Portfolio is delayed or prevented from recovering the collateral, or if the value of the collateral is insufficient, the Portfolio may realize a loss.

•

U.S. Government Sponsored Enterprises Risk (ILR Fund and U.S. Government Fund only). U.S. Government securities include a variety of securities (including U.S. Treasury bills, notes, and bonds) that differ in their interest rates, maturities, and dates of issue. While securities issued or guaranteed by the U.S. Treasury and some agencies or instrumentalities of the U.S. Government (such as the Government National Mortgage Association) are supported by the full faith and credit of the United States, securities issued or guaranteed by certain other agencies or instrumentalities of the U.S. Government (such as Federal Home Loan Banks) are supported by the right of the issuer to borrow from the U.S. Government, and securities issued or guaranteed by certain other agencies and instrumentalities of the U.S. Government (such as Fannie

17

Mae and Freddie Mac) are supported only by the credit of the issuer itself. Investments in these securities are also subject to interest rate risk and prepayment risk, and the risk that the value of the securities will fluctuate in response to political, market, or economic developments.

•	Variable and Floating Rate Securities (ILR Fund and U.S. Government Fund only). In addition to traditional fixed-rate securities, a Portfolio may invest in debt securities with variable or floating interest rates or dividend payments. Variable or floating rate securities bear rates of interest that are adjusted periodically according to formulae intended to reflect market rates of interest. Variable or floating rate securities allow a Portfolio to participate in increases in interest rates through upward adjustments of the coupon rates on such securities. However, during periods of increasing interest rates, changes in the coupon rates may lag the change in market rates or may have limits on the maximum increase in coupon rates. Alternatively, during periods of declining interest rates, the coupon rates on such securities readjust downward resulting in a lower yield.

•	Mortgage-Related and Other Asset-Backed Securities Risk (ILR Fund and U.S. Government Fund only). Mortgage-related securities represent a participation in, or are secured by, mortgage loans. Asset-backed securities are typically structured like mortgage-related securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales or installment loan contracts, leases on various types of real and personal property, and receivables from credit card agreements. During periods of falling interest rates, mort- gage-related and other asset-backed securities, which typically provide the issuer with the right to prepay the security prior to maturity, may be prepaid, which may result in a Portfolio having to reinvest the proceeds in other investments at lower interest rates. During periods of rising interest rates, the average life of mortgage- related and other asset-backed securities may extend because of slower-than expected principal payments. This may lock in a below market interest rate, increase the security’s duration and volatility, and reduce the value of the security. As a result, mortgage-related and asset-backed securities may have less potential for capital appreciation during periods of declining interest rates than other securities of comparable maturities, although they may have a similar risk of decline in market values during periods of rising interest rates. Prepayment rates are difficult to predict and the potential impact of prepayments on the value of a mortgage-related or an asset-backed security depends on the terms of the instrument and can result in significant volatility. The price of a mortgage-related or asset-backed security also depends on the credit quality and adequacy of the underlying assets or collateral, if any. Defaults on the underlying assets, if any, may impair the value of an asset-backed or a mortgage-related security. For some asset-backed securities in which a Portfolio invests, such as those backed by credit card receivables, the underlying cash flows may not be supported by a security interest in a related asset. Moreover, the values of mortgage-related and other asset- backed securities may be substantially dependent on the servicing of the underlying asset pools, and are therefore subject to risks associated with the negligence or malfeasance by their servicers and to the credit risk of their servicers. In certain situations, the mishandling of related documentation may also affect the rights of securities holders in and to the underlying collateral, if any. Furthermore, there may be legal and practical limitations on the enforceability of any security interest granted with respect to underlying assets, or the value of the underlying assets, if any, may be insufficient if the issuer defaults.

In a “forward roll” transaction, a Portfolio will sell a mortgage-related security to a bank or other permitted entity and simultaneously agree to purchase a similar security from the institution at a later date at an agreed-upon price. The mortgage securities that are purchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories than those sold. Risks of mortgage-related security rolls include: the risk of prepayment prior to maturity and the risk that the market value of the securities sold by the Portfolio may decline below the price at which the Portfolio is obligated to purchase the securities. Forward roll transactions may have the effect of creating investment leverage in the Portfolio.

•	Prepayment Risk and Extension Risk (ILR Fund and U.S. Government Fund only). Prepayment risk and extension risk apply primarily to mortgage-related and other asset-backed securities.

Prepayment risk is the risk that principal on loan obligations underlying a security may be repaid prior to the stated maturity date. If the Portfolio has purchased a security at a premium, any repayment that is faster than expected reduces the market value of the security and the anticipated yield-to-maturity. Repayment of loans underlying certain securities tends to accelerate during periods of declining interest rates.

Extension risk is the risk that an issuer will exercise its right to repay principal on an obligation held by the Portfolio later than expected. This may happen when there is a rise in interest rates, which could extend the duration of obligations held by the Portfolio and make the

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values of such obligations more sensitive to changes in interest rates.

•	Banking Industry Risk (ILR Fund only). If the Portfolio concentrates its investments in bank obligations, adverse developments in the banking industry may have a greater effect on the Portfolio than on a mutual fund that invests more broadly. Banks may be particularly sensitive to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal and monetary policy and general economic cycles. Recent instability in the financial markets has heavily influenced the obligations of certain banking institutions, resulting in some cases in extreme price volatility and a lack of liquidity.

•	Foreign Securities Risk (ILR Fund only). The Portfolio may invest in U.S. dollar-denominated obligations issued by non-U.S. issuers. While such instruments may be denominated in U.S. dollars, this does not eliminate the risk inherent in investing in the securities of foreign issuers. Dollar-denominated instruments issued by entities located in foreign countries could lose value as a result of political, financial and economic events in foreign countries. Issuers of these instruments are not necessarily subject to the same regulatory requirements that apply to U.S. banks and corporations, although the information available for dollar-denominated instruments may be subject to the accounting, auditing and financial reporting standards of the U.S. domestic market or exchange on which they are traded, which standards may be more uniform and more exacting than those to which many foreign issuers are subject. Foreign banks, including those issuing instruments such as ECDs, ETDs and YCDs, or their domestic or foreign branches, may be subject to less rigorous regulation than U.S. banks operating in the United States, and may not be required to meet financial, capital, and other requirements applicable to U.S. banks. Foreign laws and accounting standards typically are not as strict as they are in the U.S. so there may be fewer restrictions on loan limitations, less frequent examinations and less stringent requirements regarding reserve accounting, auditing, recordkeeping and public reporting requirements.

•	Section 4(2) Commercial Paper and Rule 144A Securities Risk (ILR Fund only). The Portfolio may invest in commercial paper issued in reliance on the private placement exemption from registration afforded by Section 4(2) of the Securities Act of 1933, as amended (the “1933 Act”). This commercial paper is commonly called “Section 4(2) paper.” The Portfolio may also invest in securities that may be offered and sold only to “qualified institutional buyers” under Rule 144A of the 1933 Act (“Rule 144A securities”).

Section 4(2) paper is sold to institutional investors who must agree to purchase the paper for investment and not with a view to public distribution. Any resale by the purchaser must be in a transaction exempt from the registration requirements of the 1933 Act. Section 4(2) paper normally is resold to other institutional investors like the Portfolio through or with the assistance of the issuer or investment dealers that make a market in Section 4(2) paper. As a result it suffers from liquidity risk, the risk that the securities may be difficult to value because of the absence of an active market and the risk that it may be sold only after considerable expense and delay, if at all. Rule 144A securities generally must be sold only to other qualified institutional buyers.

Section 4(2) paper and Rule 144A securities will not be considered illiquid for purposes of a Portfolio’s limitation on illiquid securities if the Adviser (pursuant to guidelines adopted by the Board) determines that a liquid trading market exists for the securities in question. There can be no assurance that a liquid trading market will exist at any time for any particular Section 4(2) paper or Rule 144A securities. The Statement of Additional Information (“SAI”) addresses the Fund’s and Portfolio’s limitation on illiquid securities.

Additional Information about the Funds’ and Portfolios’ Non-Principal Investment Strategies and Risks

The investments described below reflect the Funds’ and Portfolios’ current practices. In addition to the principal risks described above, other risks are described in some of the descriptions of the investments below:

Investment in other Investment Companies (ILR Fund only). A Portfolio may invest in other money market funds that are registered as investment companies under the Investment Company Act of 1940, as amended (the “1940 Act”), including mutual funds and exchange-traded funds that are sponsored or advised by the Adviser or its affiliates, to the extent permitted by applicable law or SEC exemptive relief. If a Portfolio invests in other money market funds, shareholders of the Fund will bear not only their proportionate share of the expenses described in this Prospectus, but also, indirectly, the expenses, including, for example, advisory and administrative fees, of the money market funds in which the Portfolio invests. Shareholders would also be exposed to the risks associated not only with the investments of the Portfolio (indirectly through the Fund’s investment in the Portfolio) but also to the portfolio investments of the money market funds in which the Portfolio invests.

Temporary Defensive Positions. From time to time, a Portfolio may take temporary defensive positions in attempting to

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respond to adverse market, economic or other conditions. Temporary defensive positions may be taken, for example, to preserve capital or if a Portfolio is unable to acquire the types of securities in which it normally invests. Temporary defensive positions may include, but are not limited to, investment in U.S. government securities, repurchase agreements collateralized by such securities, the maintenance of uninvested cash, or investment in cash equivalents. A Portfolio’s holdings in temporary defensive positions may be inconsistent with the Portfolio’s principal investment strategy, and, as a result, the Portfolio may not achieve its investment objective.

Portfolio Holdings Disclosure

The Funds’ portfolio holdings disclosure policy is described in the SAI.

Management and Organization

The Funds and the Portfolios. Each Fund is a separate, diversified series of the State Street Institutional Investment Trust (the “Trust”), which is an open-end management investment company organized as a business trust under the laws of The Commonwealth of Massachusetts.

Each Fund invests as part of a “master-feeder” structure. Each Fund currently seeks to achieve its investment objective by investing substantially all of its investable assets in a corresponding Portfolio, a separate mutual fund, that has a substantially identical investment objective, investment policies, and risks as the Fund. All discussions about a Fund’s investment objective, policies and risks should be understood to refer also to the investment objectives, policies and risks of the corresponding Portfolio.

A Fund can withdraw its investment in a Portfolio if, at any time, the Fund’s Board of Trustees determines that it would be in the best interests of the Fund’s shareholders, or if the investment objectives of the corresponding Portfolio changed so that they were inconsistent with the objectives of the Fund. If a Fund withdraws its investment from a Portfolio, the Fund may invest all of its assets in another mutual fund that has the same investment objective as the Fund, the Adviser may directly manage the Fund’s assets, or the Board may take such other action it deems appropriate and in the best interests of shareholders of the Fund, which may include liquidation of the Fund.

The Adviser. State Street Global Advisors (“SSgA”) is the investment management arm of State Street Corporation, a publicly held bank holding company. SSgA is one of the world’s largest institutional money managers, and uses quantitative and traditional techniques to manage approximately $2.34 trillion in assets as of December 31, 2013.

SSgA FM, a wholly-owned subsidiary of State Street Corporation, is the investment adviser to the Funds and the Portfolios, and is registered with the SEC under the Investment Advisers Act of 1940, as amended. SSgA FM had approximately $334.95 billion in assets under management as of December 31, 2013. Each Fund has entered into an investment advisory agreement with the Adviser pursuant to which the Adviser will manage the Fund’s assets directly, for compensation paid at an annual rate of 0.05% of the Fund’s average daily net assets, in the event that the Fund were to cease investing substantially all of its assets in its Portfolio or another investment company with essentially the same investment objectives and policies as the Fund. The Adviser does not receive any management fees from a Fund under that agreement so long as the Fund continues to invest substantially all of its assets in the corresponding Portfolio or in another investment company with essentially the same investment objectives and policies as the Fund. The Adviser places all orders for purchases and sales of the portfolios’ investments. For the year ended December 31, 2013, the effective management fee paid, reflecting certain fee waivers and expense reimbursements of the Adviser, was 0.05% for Money Market Portfolio, 0.03% for U.S. Government Portfolio and 0.00% for Treasury Plus Portfolio. The Adviser and/or the Funds’ distributor, State Street Global Markets, LLC, may reimburse expenses or waive fees in order to avoid a negative yield. Any such waiver or reimbursement would be voluntary and may be revised or cancelled at any time.

In addition to any contractual expense limitation for a Fund which is described in the Fund Summaries, the Adviser also may voluntarily reduce all or a portion of its fees and/or reimburse expenses for a Fund to the extent necessary to avoid negative yield which may vary from time to time and from Fund to Fund in the Adviser’s sole discretion. Under an agreement with the Adviser relating to the Voluntary Reduction, the Funds have agreed to reimburse the Adviser for the full dollar amount of any Voluntary Reduction beginning on October 1, 2012, subject to certain limitations. A Fund will not be obligated to reimburse the Adviser: more than three years after the end of the fiscal year for the fund in which the Adviser provided a Voluntary Reduction; in respect of any business day for which the net annualized one-day yield is less than 0.00%; to the extent that the amount of the reimbursement to the Adviser on any day exceeds fifty percent of the yield (net of all expenses, exclusive of the reimbursement) of the Fund on that day; to the extent that the amount of such reimbursement would cause the Fund’s net yield to fall below the Fund’s minimum net yield; or in respect of any fee waivers and/or expense reimbursements that are necessary to maintain a Fund’s contractual total expense limit which is effective at the time of such fee waivers and/or expense reimbursements. A reimbursement to the Adviser could negatively impact a Fund’s future yield. There is no guarantee that the Voluntary Reduction will be in effect at any time or that a Fund will be able to avoid a negative yield.

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Reimbursement payments by a Fund to the Adviser in connect with the Voluntary Reduction are considered “extraordinary expenses” and are not subject to any contractual expense limitation agreement in effect for the Fund at the time of such payment. The Adviser may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from a Fund, without limitation.

A summary of the factors considered by the Board of Trustees in connection with the renewals of the investment advisory agreements for the Funds is available in the Funds’ annual report to shareholders dated December 31, 2013.

The Adviser’s principal address is State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111.

The Administrator, Sub-Administrator and Custodian. The Adviser serves as administrator of each Fund. The amount of the Fee paid to the Adviser for the administrative services varies by share class. Each Fund pays the Adviser an administrative fee at the annual rate of 0.05% in respect of its Institutional class shares. State Street Bank and Trust Company (“State Street”), a subsidiary of State Street Corporation, serves as the sub-administrator for the Funds for a fee that is paid by the Adviser. State Street also serves as custodian of the Funds for a separate fee that is paid by each Fund.

The Transfer Agent and Dividend Disbursing Agent. Boston Financial Data Services, Inc. is the transfer agent and dividend disbursing agent.

The Distributor. State Street Global Markets, LLC serves as the Funds’ distributor (the “Distributor” or “SSGM”) pursuant to the Distribution Agreement between the Distributor and the Trust.

The “Servicing Agent”. Neuberger Berman Management LLC (“Neuberger Berman”) serves as the servicing agent for shareholders of mutual funds distributed and advised by Neuberger Berman (a “Neuberger Berman Fund”) that are also shareholders of a Fund.

Shareholder Information

Note: This prospectus is intended to relate principally to purchases of shares through Neuberger Berman. Information appearing below assumes that shares are purchased and redeemed through Neuberger Berman and is based on information previously provided by Neuberger Berman to the Funds.

Determination of Net Asset Value. Each Fund determines its NAV per share once each business day at 5:00 p.m. ET except for days when the New York Stock Exchange (“NYSE”) closes earlier than its regular closing time (the time when a Fund determines its NAV per share is referred to herein as the “Valuation Time”). Pricing does not occur on NYSE holidays. A business day is one on which the NYSE is open for regular trading. The Federal Reserve is closed on certain holidays on which the NYSE is open. These holidays are Columbus Day and Veterans Day. On these holidays, you will not be able to purchase shares by wiring Federal Funds because Federal Funds wiring does not occur on days when the Federal Reserve is closed. The Funds reserve the right to accept orders to purchase or redeem shares, or to continue to accept such orders following the close of the NYSE, on any day that is not a business day or any day on which the NYSE closes early, provided the Federal Reserve remains open. The Funds also may establish special hours on those days to determine each Fund’s NAV. In the event that the Funds invoke the right to accept orders to purchase or redeem shares on any day that is not a business day or adopt special hours of operation, the Funds will post advance notice of these event at www.ssga.com/cash.

Each of the Funds seeks to maintain a $1.00 per share NAV and, accordingly, uses the amortized cost valuation method, in compliance with Rule 2a-7’s risk limiting conditions, to value its portfolio instruments. The amortized cost valuation method initially prices an instrument at its cost and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument.

If you hold shares of a Fund through a broker-dealer or other financial intermediary, your intermediary may offer additional services and account features that are not described in this Prospectus. Please contact your intermediary directly for an explanation of these services.

Purchasing Shares. Investors pay no sales load to invest in the Institutional Class of the Funds. The price for Fund shares is the NAV per share. Orders will be priced at the NAV next calculated after the order is accepted by the Funds.

Purchase orders in good form (a purchase request is in good form if it meets the requirements implemented from time to time by the Fund’s transfer agent or a Fund, and for new accounts includes submission of a completed and signed application and all documentation necessary to open an account) on a business day will, if payment is received the same day by Fed Wire before the close of the Federal Reserve, if accepted, receive that day’s NAV and will earn dividends declared on the date of the purchase. All purchases that are made by check will begin earning dividends the following business day after the day the order is accepted. (If you purchase shares by check, your order will not be in good form until the Fund’s transfer agent receives federal funds for the check.) All purchase orders are subject to acceptance by the Funds.

Neuberger Berman is responsible for transmitting your purchase request and funds in good form and in a timely manner to the applicable Fund(s). A Fund will not be responsible for delays by Neuberger Berman in transmitting your purchase request, including timely transfer of payment, to the Fund.

The minimum initial investment in Institutional Class shares of the Funds is $25 million. Holdings of related customer

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accounts may be aggregated for purposes of determining the minimum investment amount. “Related customer accounts” include accounts held by the same investment or retirement plan, financial institution, broker, dealer or intermediary. The funds and the Adviser reserve the right to increase or decrease the minimum amount required to open or maintain an account. There is no minimum subsequent investment, except in relation to maintaining certain minimum account balances (See “Redeeming Shares” below). The Funds intend to be as fully invested as is practicable; therefore, investments must be made in Federal Funds (i.e., monies credited to the account of the Funds’ custodian bank by a Federal Reserve Bank). The Funds require prior notification of subsequent investments in excess of $50,000,000.

The Funds reserve the right to cease accepting investments at any time or to reject any investment order. In addition, the ILR Fund, U.S. Government Fund and the Treasury Plus Fund may limit the amount of a purchase order received after 3:00 p.m. ET.

How to Purchase Shares

By Mail:

An initial investment in the Funds must be preceded or accompanied by a completed, signed Institutional Account Application Form, sent to:

Neuberger Berman Funds

c/o State Street Institutional Trust Funds

P.O. Box 8048

Boston, MA 02205-8048

By Overnight:

Neuberger Berman Funds

c/o State Street Institutional Trust Funds

30 Dan Road

Canton, MA 02021-2809

By Telephone/Fax:

An initial investment in the Funds must be preceded or accompanied by a completed, signed Institutional Account Application Form, faxed to (816) 218-0400. Call the Fund at (866) 392-0869 between the hours of 8:00 a.m. ET and 5:00 p.m. ET to:

•	confirm receipt of the faxed Institutional Account Application Form (initial purchases only),

•	request your new account number (initial purchases only),

•	confirm the amount being wired and wiring bank, and

•	receive a confirmation number for your purchase order (your trade is not effective until you have received a confirmation number from the Fund).

For your initial investment, send the original, signed Institutional Account Application Form to the address above.

Wire Instructions:

Instruct your bank to transfer money by Federal Funds wire to:

State Street Bank and

Trust Company

1 Iron Street

Boston, MA 02110

ABA# 011000028

DDA# 9905-801-8

State Street Institutional Investment Trust Fund Class

Account Number

Account Registration

On Columbus Day and Veterans Day, you will not be able to purchase shares by wire Federal Funds. Payment for Fund shares must be in Federal Funds (or converted to Federal Funds by the Transfer Agent) by the close of the Federal Reserve.

You will not be able to redeem shares from the account until the original Application has been received. The Funds and the Funds’ agents are not responsible for transfer errors by the sending or receiving bank and will not be liable for any loss incurred due to a wire transfer not having been received.

In accordance with certain federal regulations, Neuberger Berman is required to obtain, verify and record information that identifies each entity that applies to open an account. For this reason, when you open (or change ownership of) an account, Neuberger Berman will request certain information, including your name, residential/business address, date of birth (for individuals) and taxpayer identification number or other government identification number and other information that will allow us to identify you which will be used to verify your identity. Neuberger Berman may also request to review other identification documents such as driver license, passport or documents showing the existence of the business entity. If you do not provide sufficient information to verify your identity, Neuberger Berman will not open an account for you. As required by law, Neuberger Berman may employ various procedures, such as comparing your information to fraud databases or requesting additional information and documentation from you, to ensure that the information supplied by you is correct. Neuberger Berman reserves the right to reject any purchase for any reason, including failure to provide the Trust with information necessary to confirm your identity as required by law.

Redeeming Shares. An investor may redeem all or any portion of its investment at the NAV next determined after it submits a redemption request, in proper form, to Neuberger Berman. Redemption orders are processed at the NAV next determined after Neuberger Berman receives a redemption order in good form. If Neuberger Berman receives a redemption order prior to its Valuation Time on a business day, Neuberger Berman may send payment for redeemed shares on that day. No dividends will be paid on shares that are redeemed and wired the same day. Each Fund, other than the ILR Fund, reserves the right to pay for redeemed shares within seven days after receiving a redemption order if, in the judgment of the Adviser, an earlier payment could adversely affect the Fund. For the ILR Fund, shares are redeemed, and

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payment for redeemed shares sent, no later than the next business day.

The right of any investor to receive payment with respect to any redemption may be suspended or the payment of the redemption proceeds postponed during any period in which the NYSE is closed (other than weekends or holidays) or trading on the NYSE is restricted or, to the extent otherwise permitted by the 1940 Act, if an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund fairly to determine the value of its net assets. In addition, the SEC may by order permit suspension of redemptions for the protection of shareholders of the Funds.

Although each Fund attempts to maintain its NAV at $1.00 per share, there can be no assurance that it will be successful, and there can be no assurance that a shareholder will receive $1.00 per share upon any redemption.

A request for a partial redemption by an investor whose account balance is below the minimum amount or a request for partial redemption by an investor that would bring the account below the minimum amount may be treated as a request for a complete redemption of the account. These minimums may be different for investments made through certain financial intermediaries as determined by their policies and may be waived in the Adviser’s discretion. The Funds reserve the right to modify minimum account requirements at any time with or without prior notice. The Funds also reserve the right to involuntarily redeem an investor’s account if the investor’s account balance falls below the applicable minimum amount due to transaction activity.

Neuberger Berman is responsible for transmitting your redemption request in good form and in a timely manner to the applicable Fund(s). A Fund will not be responsible for delays by Neuberger Berman in transmitting your redemption request to the Fund.

How to Redeem Shares

By Mail

Send a signed letter to:

Neuberger Berman Funds

c/o State Street Institutional Trust Funds

P.O. Box 8048

Boston, MA 02205-8048

The letter should include information necessary to process your request as described below. The Fund may require a medallion guarantee in certain circumstances. See “Medallion Guarantees” below.

By Overnight

Neuberger Berman Funds

c/o State Street Institutional Trust Funds

30 Dan Road

Canton, MA 02021-2809

By Telephone

Please Call (866) 392-0869 between the hours of 8:00 a.m. and 5 p.m. ET.

You must provide the following information to process your redemption request:

•	name(s) of account owners;

•	account number(s);

•	the name of the Fund;

•	your daytime telephone number; and

•	the dollar amount or number of shares being redeemed.

On any day that the Funds calculate NAV earlier than normal, the Funds reserve the right to adjust the times noted above for purchasing and redeeming shares.

Medallion Guarantees. You may need a Medallion signature guarantee when you sell shares of a Fund. A Medallion signature guarantee is a guarantee that your signature is authentic. Most banks, brokers and other financial institutions can provide you with one. Some may charge a fee; others may not, particularly if you are a customer of theirs.

Medallion signature guarantees are required for a variety of transactions including requests for changes to your account or to the instructions for distribution of proceeds. Neuberger Berman reserves the right to require a Medallion signature guarantee on any transaction at our discretion.

A notarized signature from a notary public is not a Medallion signature guarantee.

All redemption requests regarding shares of the Funds placed after 3:00 p.m. ET. may only be placed by telephone. The Funds reserve the right to postpone payments for redemption requests received after 3:00 p.m. until the next business day. The Funds reserve the right to waive medallion guarantee requirements, require a medallion guarantee under other circumstances or reject or delay redemption if the medallion guarantee is not in good form. Medallion guarantees may be provided by an eligible financial institution such as a commercial bank, a FINRA member firm such as a stock broker, a savings association or a national securities exchange. A notary public cannot provide a medallion guarantee. The Funds reserve the right to reject a medallion guarantee if it is not provided by a STAMP Medallion guarantor.

About Telephone Transactions. Telephone transactions are extremely convenient but are not free from risk. Neither the

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Funds nor the Funds’ agents will be responsible for any losses resulting from unauthorized telephone transactions if reasonable security procedures are followed. In addition, you are responsible for: (i) verifying the accuracy of all data and information transmitted by telephone, (ii) verifying the accuracy of your account statements immediately upon receipt, and (iii) promptly notifying the Funds of any errors or inaccuracies including, without limitation, any errors or inaccuracies relating to shareholder data or information transmitted by telephone. During periods of heavy market activity or other times, it may be difficult to reach the Funds by telephone. If you are unable to reach us by telephone, consider sending written instructions.

The Funds may terminate the receipt of redemption orders by telephone at any time, in which case you may redeem shares by other means.

If you choose to purchase or redeem shares by sending instructions by regular mail, they will not be deemed received in good order until they are released by the post office and redelivered to the Transfer Agent’s physical location at 30 Dan Road in Canton, MA 02021. There will be a time lag, which may be one or more days, between regular mail receipt at the Boston post office box and redelivery to such physical location in Canton, and a Fund’s net asset value may change over those days. You might consider using express rather than regular mail if you believe time of receipt of your transaction request to be sensitive.

Other Policies. Under certain circumstances, Neuberger Berman reserves the right to:

•	reject any exchange or purchase order;

•	suspend or reject any future purchase order from any investor who does not provide payment to settle a purchase order;

•	change, suspend or revoke the exchange privilege; and

•	suspend the telephone order privilege.

Excessive Trading. Because the Fund is a money market fund, the Fund’s Board of Trustees has not adopted policies and procedures with respect to frequent purchases and redemptions of Fund shares by Fund shareholders. Nonetheless, the Fund may take any reasonable action that it deems necessary or appropriate to prevent excessive trading in Fund shares without providing prior notification to the account holder. Such action may include rejecting any purchase, in whole or part, including, without limitation, by a person whose trading activity in Fund shares may be deemed harmful to the Fund. While the Fund attempts to discourage such excessive trading, there can be no guarantee that it will be able to identify investors who are engaging in excessive trading or limit their trading practices. Additionally, frequent trades of small amounts may not be detected. The Fund recognizes that it may not always be able to detect or prevent excessive trading or other activity that may disadvantage the Fund or its shareholders.

Payments to Financial Intermediaries

Financial intermediaries are firms that, for compensation, sell shares of mutual funds, including the Fund, and/or provide certain administrative and account maintenance services to mutual fund shareholders. Financial intermediaries may include, among others, brokers, financial planners or advisors, banks, and insurance companies.

In some cases, a financial intermediary may hold its clients’ Fund shares in nominee or street name. Shareholder services provided by a financial intermediary may (though they will not necessarily) include, among other things: processing and mailing trade confirmations, periodic statements, prospectuses, annual reports, semiannual reports, shareholder notices, and other SEC-required communications; capturing and processing tax data; issuing and mailing dividend checks to shareholders who have selected cash distributions; preparing record date shareholder lists for proxy solicitations; collecting and posting distributions to shareholder accounts; and establishing and maintaining systematic withdrawals and automated investment plans and shareholder account registrations.

The compensation paid by SSGM or its affiliates to a financial intermediary is typically paid continually over time, during the period when the intermediary’s clients hold investments in the Fund. The amount of continuing compensation paid by SSGM or its affiliates to different financial intermediaries for distribution and/or shareholder services varies. The compensation is typically a percentage of the value of the financial intermediary’s clients’ investments in the Fund or a per account fee. The variation in compensation may, but will not necessarily, reflect enhanced or additional services provided by the intermediary.

SSGM and its affiliates (including SSgA FM), at their own expense and out of their own assets, may also provide compensation to financial intermediaries in connection with sales of the Fund’s shares or the servicing of shareholders or shareholder accounts. Such compensation may include, but is not limited to, financial assistance to financial intermediaries in connection with conferences, sales, or training programs for their employees; seminars for the public; advertising or sales campaigns; or other financial intermediary-sponsored special events. In some instances, this compensation may be made available only to certain financial intermediaries whose representatives have sold or are expected to sell significant amounts of shares. Dealers may not use sales of the Fund’s shares to qualify for this compensation to the extent prohibited by the laws or rules of any state or any self-regulatory agency, such as FINRA.

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If payments to financial intermediaries by the distributor or adviser for a particular mutual fund complex exceed payments by other mutual fund complexes, your financial advisor and the financial intermediary employing him or her may have an incentive to recommend that fund complex over others. Please speak with your financial advisor to learn more about the total amounts paid to your financial advisor and his or her firm by SSGM and its affiliates and by sponsors of other mutual funds he or she may recommend to you. You should also consult disclosures made by your financial intermediary at the time of purchase.

Dividends, Distributions and Tax Considerations

The Funds intend to declare dividends on shares from net investment income daily and pay them as of the last business day of each month. Distributions from capital gains, if any, will be made annually in December.

The following discussion is a summary of some important U.S. federal tax considerations generally applicable to investments in the Funds. Your investment in the Funds may have other tax implications. Please consult your tax advisor about foreign, federal, state, local or other tax laws applicable to you. Investors, including non-U.S. investors, should consult the SAI tax section for more complete disclosure.

Each Fund has elected to be treated as a regulated investment company and intends each year to qualify and to be eligible to be treated as such. A regulated investment company is generally not subject to tax at the corporate level on income and gains that are distributed to share-holders. However, a Fund’s failure to qualify as a regulated investment company would result in corporate level taxation, and consequently, a reduction in income available for distribution to shareholders.

For federal income tax purposes, distributions of investment income are generally taxable to you as ordinary income. Taxes on distributions of capital gains generally are determined by how long the applicable Portfolio owned the investments that generated them, rather than how long you have owned your Fund shares. The Funds generally do not expect to make distributions that are eligible for taxation as long-term capital gains.

Distributions are taxable whether you receive them in cash or reinvest them in additional shares. Any gains resulting from the redemption of Fund shares will generally be taxable to you as either short-term or long-term capital gain, depending upon how long you have held your shares in the Fund.

A 3.8% Medicare contribution tax is imposed on the “net investment income” of individuals, estates and trusts whose income exceeds certain threshold amounts. Net investment income generally includes for this purpose dividends paid by a Fund, including any capital gain dividends, and net capital gains recognized on the redemption of shares of a Fund.

If you are not a citizen or permanent resident of the United States, each Fund’s ordinary income dividends, but not its exempt-interest dividends, will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies or unless such income is effectively connected with a U.S. trade or business. For distribution with respect to taxable years of the Funds beginning before January 1, 2014, a Fund was able, under certain circumstances, to report in a written notice to shareholders all or a portion of a dividend as an “interest-related dividend” or a “short-term capital gain dividend” that if received by a nonresident alien or foreign entity generally was exempt from the 30% U.S. withholding tax, provided that certain other requirements are met. These exemptions have expired for distributions with respect to taxable years of a Fund beginning on or after January 1, 2014. Therefore, as of the date of this Prospectus, the Funds (or intermediaries, as applicable) are currently required to withhold on distributions to non-resident aliens or foreign entities attributable to net interest or short-term capital gains that were formerly eligible for this withholding exemption. It is currently unclear whether Congress will extend this exemption for distributions with respect to taxable years of the Funds beginning on or after January 1, 2014, or what the terms of such an extension would be, including whether such extension would have retroactive effect.

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Financial Highlights

The Financial Highlights table is intended to help you understand the financial performance of the ILR Fund, the U.S. Government Fund, and the Treasury Plus Fund, for the past five years. Certain information reflects financial results for a single Institutional Class share of each Fund. The total return in the table represents the rate that an investor would have earned (or lost) on an investment in Institutional Class shares of each Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, whose report, along with each listed Fund’s financial statements, is included in the Funds’ annual report, which is available upon request. The financial information included in this table should be read in conjunction with the financial statements incorporated by reference in the SAI.

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State Street Institutional Investment Trust

Financial Highlight- Selected data for a share of beneficial interest outstanding throughout each period is presented below(a):

Period Ended December 31,	Net Asset Value Beginning of Period	Net Investment Income/(Loss)	Gain (Loss) on Investments		Total from Investment Operations	Distributions from Net Investment Income	Distributions from Capital Gains		Total Distributions
Liquid Reserves Fund
Institutional Class
2013	$1.0000	$0.0010	$0.0000	(d)	$0.0010	$(0.0010)	$(0.0000	)(d)	$(0.0010)
2012	$1.0000	$0.0020	$0.0000	(d)	$0.0020	$(0.0020)	$(0.0000	)(d)	$(0.0020)
2011	$1.0000	$0.0015	$0.0000	(d)	$0.0015	$(0.0015)	$—		$(0.0015)
2010	$1.0000	$0.0019	$0.0000	(d)	$0.0019	$(0.0019)	$—		$(0.0019)
2009	$1.0000	$0.0049	$0.0000	(d)	$0.0049	$(0.0049)	$—		$(0.0049)
U.S. Government Money Market Fund
Institutional Class
2013	$1.0000	$0.0001	$—		$0.0001	$(0.0001)	$—		$(0.0001)
2012	$1.0000	$0.0003	$0.0000	(d)	$0.0003	$(0.0003)	$—		$(0.0003)
2011	$1.0000	$0.0002	$(0.0000	)(d)	$0.0002	$(0.0002)	$—		$(0.0002)
2010	$1.0000	$0.0007	$0.0000	(d)	$0.0007	$(0.0007)	$—		$(0.0007)
2009	$1.0000	$0.0025	$0.0001		$0.0026	$(0.0026)	$—		$(0.0026)

	Net Asset Value End of Period	Ratios to Average Net Assets/Supplemental Data(a)						Net Assets End of Period (000s omitted)
Period Ended December 31,		Total Return(b)	Gross Expenses	Net Expenses	Net Investment Income	Expense Waiver(c)
Liquid Reserves Fund
Institutional Class
2013	$1.0000	0.10%	0.12%	0.12%	0.10%	—		$29,850,029
2012	$1.0000	0.20%	0.12%	0.12%	0.20%	—		$24,408,802
2011	$1.0000	0.15%	0.12%	0.12%	0.15%	—		$19,597,264
2010	$1.0000	0.19%	0.12%	0.12%	0.20%	0.00	%(e)	$25,211,488
2009	$1.0000	0.49%	0.14%	0.14%	0.43%	0.00	%(e)	$14,508,409
U.S. Government Money Market Fund
Institutional Class
2013	$1.0000	0.01%	0.12%	0.09%	0.01%	0.03%		$7,189,250
2012	$1.0000	0.03%	0.13%	0.12%	0.03%	0.01%		$7,114,213
2011	$1.0000	0.02%	0.12%	0.10%	0.02%	0.02%		$5,139,795
2010	$1.0000	0.07%	0.13%	0.12%	0.07%	0.01%		$4,430,327
2009	$1.0000	0.26%	0.13%	0.12%	0.21%	0.01%		$2,879,208

(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of its corresponding Portfolio.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total returns for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	This expense waiver is reflected in both the net operating expense and the net investment income ratios shown above. Without these waivers, net investment income would have been lower.
(d)	Amount is less than $0.00005 per share.
(e)	Amount is less than 0.005%.

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State Street Institutional Investment Trust

Financial Highlights

Financial Highlights- Selected data for a share of beneficial interest outstanding throughout each period is presented below(a):

Year Ended December 31,	Net Asset Value Beginning of Year	Net Investment Income/(Loss)	Gain (Loss) on Investments		Total from Investment Operations		Distributions from Net Investment Income		Distributions from Capital Gains		Total Distributions
Treasury Plus Money Market Fund
Institutional Class
2013	$1.0000	$(0.0001)	$0.0001		$0.0000	(d)	$(0.0000	)(d)	$(0.0000	)(d)	$(0.0000	)(d)
2012	$1.0000	$0.0002	$0.0000	(d)	$0.0002		$(0.0002)		$—		$(0.0002)
2011	$1.0000	$0.0001	$0.0000	(d)	$0.0001		$(0.0001)		$—		$(0.0001)
2010	$1.0000	$0.0004	$(0.0000	)(d)	$0.0004		$(0.0004)		$—		$(0.0004)
2009	$1.0000	$0.0004	$0.0002		$0.0006		$(0.0006)		$(0.0000	)(d)	$(0.0006)

	Net Asset Value End of Year	Ratios to Average Net Assets/Supplemental Data(a)							Net Assets End of Year (000s omitted)
Year Ended December 31,		Total Return(b)		Gross Expenses	Net Expenses	Net Investment Income		Expense Waiver(c)
Treasury Plus Money Market Fund
Institutional Class
2013	$1.0000	0.00	%(e)	0.13%	0.08%	0.00	%(e)	0.05%	$2,679,596
2012	$1.0000	0.02%		0.14%	0.11%	0.02%		0.03%	$2,203,141
2011	$1.0000	0.01%		0.14%	0.06%	0.01%		0.08%	$1,220,159
2010	$1.0000	0.04%		0.15%	0.11%	0.04%		0.04%	$811,144
2009	$1.0000	0.06%		0.15%	0.13%	0.04%		0.02%	$654,543

(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of its corresponding Portfolio.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total returns for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	This expense waiver is reflected in both the net operating expense and the net investment income ratios shown above. Without these waivers, net investment income would have been lower.
(d)	Amount is less than $0.00005 per share.
(e)	Amount is less than 0.005%.

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For more information about the Funds:

The Funds’ SAI includes additional information about the Funds and is incorporated by reference into this document. Additional information about the Funds’ investments is available in the Funds’ annual and semi-annual reports to shareholders.

The SAI and the Funds’ annual and semi-annual reports are available, without charge, upon request. Shareholders in the Funds may make inquiries to the Funds to receive such information by calling State Street Global Markets, LLC at (877) 521-4083 or by writing to the Funds, c/o State Street Global Markets, LLC, State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111-2900. The Funds’ website address is http://www.ssga.com/cash.

Information about the Funds (including the SAI) can be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-8090. Reports and other information about the Funds are available free of charge on the EDGAR Database on the Commission’s Internet site at http://www.sec.gov. Copies of this information also may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission’s Public Reference Section, Washington, D.C. 20549-1520.

SSgA FUNDS MANAGEMENT, INC.

STATE STREET FINANCIAL CENTER

ONE LINCOLN STREET

BOSTON, MASSACHUSETTS 02111

The State Street Institutional Investment Trust’s Investment Company Act File Number is 811-09819.

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Prospectus Dated April 30, 2014

VAN ECK MONEY FUND

A Private Label of

Investment Class Shares of the

State Street Institutional Treasury Plus Money Market Fund

Advised by SSgA Funds Management, Inc.,

a subsidiary of State Street Corporation

THE EXCHANGE TICKER SYMBOL FOR THE STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND IS TPVXX.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN VAN ECK MONEY FUND, A PRIVATE LABEL OF THE STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND (THE “FUND”), IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

FUND SUMMARY

State Street Institutional Treasury Plus Money Market Fund

Investment Objective

The investment objective of State Street Institutional Treasury Plus Money Market Fund (the “Treasury Plus Fund” or sometimes referred to in context as the “Fund”) is to seek a high level of current income consistent with preserving principal and liquidity and the maintenance of a stable $1.00 per share net asset value (“NAV”).

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Treasury Plus Fund. The expenses shown in the table and the Example reflect the expenses of the Fund and the Fund’s proportionate share of the expenses of State Street Treasury Plus Money Market Portfolio (the “Treasury Plus Portfolio” or sometimes referred to in context as the “Portfolio”).

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)(1)

Management Fee	0.05%
Distribution (12b-1) Fees	0.10%
Other Expenses	0.08%
Service Fee	0.25%

Total Annual Fund Operating Expenses	0.48%

Fee Waiver and/or Expense Reimbursement(2)	(0.01)%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(3)	0.47%

(1)	Amounts reflect the total expenses of the Treasury Plus Portfolio and the Fund.
(2)	The Fund’s investment adviser, SSgA Funds Management, Inc. (the “Adviser” or “SSgA FM”) has contractually agreed to cap the Fund’s Total Annual Fund Operating Expenses (excluding taxes, interest and extraordinary expenses) attributable to the Investment Class to the extent that expenses exceed 0.47% of Investment Class net assets, through April 30, 2015; these arrangements may not be terminated prior to that date without the consent of the Board.
(3)	The Adviser may also voluntarily reduce all or a portion of its fees and/or reimburse expenses of the Fund to the extent necessary to avoid negative yield (the “Voluntary Reduction”), or a yield below a specified level, which may vary from time to time in the Adviser’s sole discretion. The Fund has agreed, subject to certain limitations, to reimburse the Adviser for the full dollar amount of any Voluntary Reduction incurred after October 1, 2012. As of December 31, 2013, the Adviser had waived fees and/or reimbursed expenses in the aggregate amount of $506,907 since October 1, 2012, of which $44,828 is potentially recoverable under the Voluntary Reduction. Any future reimbursement of previously waived fees by the Fund to the Adviser may cause the total fund annual operating expenses of the Fund to exceed the expense limitation under the contractual expense limitation agreement. The Adviser may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the Fund, without limitation. Any future reimbursement by the Fund of the Voluntary Reduction would increase the Fund’s expenses and reduce the Fund’s yield. There is no guarantee that the Voluntary Reduction will be in effect at any given time or that the Fund will be able to avoid a negative yield.

Example

This Example is intended to help you compare the cost of investing in the Treasury Plus Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that the “1 Year” figure reflects the impact of fee waivers and/or expense reimbursements for the first year, as shown in the “Annual Fund Operating Expenses” table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$48	$153	$268	$603

PRINCIPAL INVESTMENT STRATEGIES

The Treasury Plus Fund invests substantially all of its investable assets in the Treasury Plus Portfolio.

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The Treasury Plus Portfolio attempts to meet its investment objective by investing only in U.S. Treasury bills, notes and bonds (which are direct obligations of the U.S. government) and repurchase agreements collateralized by these obligations. The Portfolio invests in accordance with regulatory requirements applicable to money market funds, which require, among other things, the Portfolio to invest only in short-term securities (generally, securities that have remaining maturities of 397 calendar days or less), to maintain a maximum dollar-weighted average maturity of 60 days or less, and to meet requirements as to portfolio diversification and liquidity.

Principal Investment Risks

An investment in the Fund is not a deposit in a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

In addition, the Fund is subject to the following risks:

•	Risks of Investing Principally in Money Market Instruments:

•	Interest Rate Risk — The risk that interest rates will rise, causing the value of the Portfolio’s investments to fall. Also, the risk that as interest rates decline, the amount of income the Portfolio receives on its new investments generally will decline.

•	Credit Risk — The risk that an issuer, guarantor or liquidity provider of an instrument will be unable, or will be perceived to be unable, to make scheduled interest or principal payments, and that the value of the instrument will fall as a result.

•	Liquidity Risk — The risk that the Portfolio may not be able to sell some or all of its securities at desired prices, or may be unable to sell the securities at all, because of a lack of demand in the market for such securities, or a liquidity provider defaults on its obligation to purchase the securities when properly tendered by the Portfolio.

•	Master/Feeder Structure Risk: The Fund’s performance may be adversely affected as a result of large cash inflows to or outflows from the Portfolio and any related disruption to the Portfolio’s investment program.

•	Stable Share Price Risk: If the market value of one or more of the Portfolio’s investments changes substantially during the period, the Fund may not be able to maintain a stable share price of $1.00. This risk typically is higher during periods of rapidly changing interest rates or when issuer credit quality generally is falling, and is made worse when the Portfolio experiences significant redemption requests.

•	Low Short-Term Interest Rate Risk: At the date of this Prospectus short-term interest rates are at historically low levels, and so the Fund’s yield is very low. It is possible that the Portfolio will generate an insufficient amount of income to pay its expenses, and that it and/or the Fund will not be able to pay a daily dividend and may have a negative yield (i.e., it may lose money on an operating basis). It is possible that the Portfolio will maintain a substantial portion of its assets in cash, on which it would earn little, if any, income.

•	Repurchase Agreement Risk: In a repurchase agreement, the Portfolio purchases a security from a seller at one price and simultaneously agrees to sell it back to the original seller at an agreed-upon price. If the Portfolio’s counterparty is unable to honor its commitments, the Portfolio may be unable to recover its purchase price and may be prevented or delayed from realizing on the security to make up any losses.

•	Market Risk: Recent instability in the financial markets has led the U.S. Government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. The withdrawal of this support could negatively affect the value and liquidity of certain securities or of markets generally. In addition, legislation recently enacted in the U.S. calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be fully known for some time.

•	Money Market Fund Regulatory Risk: It is possible that the U.S. Securities and Exchange Commission (“SEC”) or another agency will adopt regulations that change in very important respects the operation of money market funds. Any such regulatory changes could impact important characteristics of the Fund, including liquidity of an investment in the Fund or the Fund’s ability to maintain a stable net asset value per share.

2

Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund’s returns during the years since inception. The Fund’s past performance does not necessarily indicate how the Fund will perform in the future. Please call (800) 544-4653 for the Fund’s current 7-day yield.

State Street Institutional Treasury Plus Money Market Fund

Total Return for the Calendar Years Ended December 31

Returns would have been lower if operating expenses had not been reduced. During the period shown in the bar chart, the highest return for a quarter was 0.53% (quarter ended 3/31/08) and the lowest return for a quarter was 0.00% (quarter ended 9/30/13).

Average Annual Total Returns

For the Periods Ended December 31, 2013

	1-Year	5-Year	Since the Inception Date of the Fund (Annualized)
State Street Institutional Treasury Plus Money Market Fund	0.00%	0.26%	0.32%

Investment Adviser

SSgA FM serves as the investment adviser to the Fund.

Purchase and Sale of Fund Shares

An initial purchase of $1,000 and subsequent purchases of $100 or more are required for an investment in the Van Eck Money Fund by non-retirement accounts. There are no purchase minimums for any retirement or pension plan account, for any account using the Automatic Investment Plan, or for any other periodic purchase program. Minimums may be waived for initial and subsequent purchases exchanged from other Van Eck Funds and through “wrap fee” and similar programs offered without a sales charge by certain financial institutions.

You may redeem Fund shares on any day the Fund is open for business.

You may purchase, redeem, exchange, or transfer ownership of shares of the Van Eck Money Fund through your financial representative or directly through Van Eck’s Shareholder Servicing Agent, DST Systems, Inc. (DST) by mail or telephone, as stated below, on any day that the Fund and DST are open for business.

The Mailing Address at DST is:

Van Eck Global

P.O. Box 218407

Kansas City, MO 64121-8407

For Overnight Delivery:

Van Eck Global

210 W. 10th St., 8th Fl.

Kansas City, MO 64105-1802

By Telephone:

To telephone the Van Eck Funds at DST, call Van Eck’s Account Assistance at 1-800-544-4653.

If you wish to purchase or redeem Fund shares through a broker, bank or other financial intermediary, please contact that financial intermediary directly. Your financial intermediary may have different or additional requirements for opening an account and/or for the processing of purchase and redemption orders, or may be closed at times when the Fund is open.

3

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your representative to recommend the Fund over another investment. Ask your representative or visit your financial intermediary’s website for more information.

4

ADDITIONAL INFORMATION ABOUT PRINCIPAL INVESTMENT STRATEGIES AND RISKS OF INVESTING IN THE FUND AND PORTFOLIO

Treasury Plus Fund

Principal Investment Strategies

The Treasury Plus Fund invests substantially all of its investable assets in the Treasury Plus Portfolio.

The Treasury Plus Portfolio attempts to meet its investment objective by investing only in U.S. Treasury bills, notes and bonds (which are direct obligations of the U.S. government) and repurchase agreements collateralized by these obligations. The Portfolio invests in accordance with regulatory requirements applicable to money market funds, which require, among other things, the Portfolio to invest only in short-term securities (generally, securities that have remaining maturities of 397 calendar days or less), to maintain a maximum dollar-weighted average maturity of 60 days or less, and to meet requirements as to portfolio diversification and liquidity.

Additional Information About Risks

Money Market Risk. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, there can be no assurance that it will do so, and it is possible to lose money by investing in the Fund.

Interest Rate Risk. The values of debt instruments usually rise and fall in response to changes in interest rates. Declining interest rates generally result in increases in the values of existing debt instruments, and rising interest rates generally result in declines in the values of existing debt instruments. Interest rate risk is generally greater for investments with longer durations or maturities. Some investments give the issuer the option to call or redeem an investment before its maturity date. If an issuer calls or redeems an investment during a time of declining interest rates, the Portfolio might have to reinvest the proceeds in an investment offering a lower yield and therefore might not benefit from any increase in value as a result of declining interest rates. Adjustable rate instruments also generally increase or decrease in value in response to changes in interest rates, although generally to a lesser degree than fixed-income securities (depending, however, on the characteristics of the reset terms, including the index chosen, frequency of reset, and reset caps or floors, among other factors). When interest rates decline, the income received by the Portfolio may decline, and the Portfolio’s yield may also decline. Short-term interest rates have been at historically low levels for an extended period due in substantial part to governmental intervention. Any changes in governmental policy could cause interest rates to increase and could have a substantial and immediate effect on the values of a Fund’s investments.

Credit Risk. Credit risk is the risk that an issuer, guarantor or liquidity provider of a fixed-income security held by the Portfolio may be unable or unwilling, or may be perceived (whether by market participants, ratings agencies, pricing services or otherwise) as unable or unwilling, to make timely principal and/or interest payments, or to otherwise honor its obligations. It includes the risk that one or more of the securities will be downgraded by a credit rating agency; generally, lower credit quality issuers have higher credit risks. An actual or perceived loss in creditworthiness of an issuer of a fixed-income security held by the Portfolio may result in a decrease in the value of the security. Credit risk also includes the risk that an issuer or guarantor of a security, or a bank or other financial institution that has entered into a repurchase agreement with the Portfolio, may default on its payment or repurchase obligation, as the case may be.

Liquidity Risk. Liquidity risk exists when particular investments cannot be disposed of quickly in the normal course of business. The ability of the Portfolio to dispose of such securities at advantageous prices may be greatly limited, and the Portfolio may have to continue to hold such securities during periods when the Adviser would otherwise have sold them. Some securities held by the Portfolio may be restricted as to resale, and there is often no ready market for such securities. In addition, the Portfolio, by itself or together with other accounts managed by the Adviser, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Portfolio to dispose of the position at an advantageous time or price. Market values for illiquid securities may not be readily available, and there can be no assurance that any fair value assigned to an illiquid security at any time will accurately reflect the price the Portfolio might receive upon the sale of that security. It is possible that, during periods of extreme market volatility or unusually high and unanticipated levels of redemptions, the Portfolio may be forced to sell large amounts of securities more quickly than it normally would in the ordinary course of business. In such a case, the sale proceeds received by the Portfolio may be substantially less than if the Portfolio had been able to sell the securities in more-orderly transactions, and the sale price may be substantially lower than the price previously used by the Portfolio to value its securities.

Stable Share Price Risk. If the market value of one or more of the Portfolio’s investments changes substantially, the Fund may not be able to maintain a stable share price of $1.00. This risk typically is higher during periods of rapidly changing interest rates or when issuer credit quality generally is falling, and is made worse when the Portfolio experiences significant redemption requests.

5

Master/Feeder Structure Risk. Unlike traditional mutual funds that invest directly in securities, the Fund pursues its objective by investing substantially all of its assets in the Portfolio with substantially the same investment objectives, policies and restrictions as the Fund. The ability of the Fund to meet its investment objective is directly related to the ability of the Portfolio to meet its objective. The ability of the Fund to meet its objective may be adversely affected by the purchase and redemption activities of other investors in the Portfolio. The ability of the Fund to meet redemption requests depends on its ability to redeem its interest in the Portfolio. The Adviser also serves as investment adviser to the Portfolio. Therefore, conflicts may arise as the Adviser fulfills its fiduciary responsibilities to the Fund and the Portfolio. For example, the Adviser may have an economic incentive to maintain the Fund’s investment in the Portfolio at a time when it might otherwise not choose to do so.

Low Short-Term Interest Rate Risk. At the date of this Prospectus, short-term interest rates are at historically low levels, and so the Fund’s yield is very low. It is possible that the Portfolio will generate an insufficient amount of income to pay its expenses, and that it and/or the Fund will not be able to pay a daily dividend and may have a negative yield (i.e., it may lose money on an operating basis). It is possible that the Portfolio will maintain a substantial portion of its assets in cash, on which it would earn little, if any, income.

Market Risk. The values of the securities in which the Portfolio invests may go up or down in response to the prospects of individual issuers and/or general economic conditions. Price changes may be temporary or may last for extended periods. Recent instability in the financial markets has led the U.S. Government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state, and other governments, their regulatory agencies, or self regulatory organizations may take actions that affect the regulation of the instruments in which the Portfolio invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Fund and Portfolio themselves are regulated. Such legislation or regulation could limit or preclude the Fund’s or Portfolio’s ability to achieve its investment objective. Furthermore, volatile financial markets can expose the Portfolio to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Portfolio.

Money Market Fund Regulatory Risk. It is possible that the U.S. Securities and Exchange Commission (“SEC”) or another agency will adopt regulations that change in very important respects the operation of money market funds. Any such regulatory changes could impact important characteristics of the Fund, including liquidity of an investment in the Fund or the Fund’s ability to maintain a stable net asset value per share.

Repurchase Agreement Risk. In a repurchase agreement, the Portfolio purchases a security from a seller at one price and simultaneously agrees to sell it back to the original seller at an agreed-upon price. Repurchase agreements may be viewed as loans made by the Portfolio which are collateralized by the securities subject to repurchase. The Portfolio’s investment return on such transactions will depend on the counterparties’ willingness and ability to perform their obligations under the repurchase agreements. If the Portfolio’s counterparty should default on its obligations and the Portfolio is delayed or prevented from recovering the collateral, or if the value of the collateral is insufficient, the Portfolio may realize a loss.

ADDITIONAL INFORMATION ABOUT THE FUND’S AND PORTFOLIO’S NON-PRINCIPAL INVESTMENT STRATEGIES AND RISKS

The investments described below reflect the Fund’s and Portfolio’s current practices. In addition to the principal risks described above, other risks are described in some of the descriptions of the investments below:

Temporary Defensive Positions. From time to time, the Portfolio may take temporary defensive positions in attempting to respond to adverse market, economic or other conditions. Temporary defensive positions may be taken, for example, to preserve capital or if the Portfolio is unable to acquire the types of securities in which it normally invests. Temporary defensive positions may include, but are not limited to, investment in U.S. government securities, repurchase agreements collateralized by such securities, the maintenance of uninvested cash, or investment in cash equivalents. The Portfolio’s holdings in temporary defensive positions may be inconsistent with the Portfolio’s principal investment strategy, and, as a result, the Portfolio may not achieve its investment objective.

PORTFOLIO HOLDINGS DISCLOSURE

The Fund’s portfolio holdings disclosure policy is described in the Statement of Additional Information (“SAI”).

MANAGEMENT AND ORGANIZATION

The Fund and the Portfolio. The Fund is a separate, diversified series of the State Street Institutional Investment Trust (the “Trust”), which is an open-end management investment company organized as a business trust under the laws of The Commonwealth of Massachusetts. The Fund invests as part of a “master-feeder” structure. The Fund currently seeks to achieve its investment objective by investing substantially all of its investable assets in a corresponding Portfolio, a separate mutual fund, that has a substantially identical investment objective, investment policies, and risks as the Fund. All

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discussions about the Fund’s investment objective, policies and risks should be understood to refer also to the investment objectives, policies and risks of the corresponding Portfolio.

The Fund can withdraw its investment in the Portfolio if, at any time, the Fund’s Board of Trustees determines that it would be in the best interests of the Fund’s shareholders, or if the investment objectives of the corresponding Portfolio changed so that they were inconsistent with the objectives of the Fund. If the Fund withdraws its investment from the Portfolio, the Fund may invest all of its assets in another mutual fund that has the same investment objective as the Fund, the Adviser may directly manage the Fund’s assets, or the Board may take such other action it deems appropriate and in the best interests of shareholders of the Fund, which may include liquidation of the Fund.

The Adviser. State Street Global Advisors (“SSgA”) is the investment management arm of State Street Corporation, a publicly held bank holding company. SSgA is one of the world’s largest institutional money managers, and uses quantitative and traditional techniques to manage approximately $2.34 trillion in assets as of December 31, 2013. SSgA FM, a wholly-owned subsidiary of State Street Corporation, is the investment adviser to the Fund and the Portfolio, and is registered with the SEC under the Investment Advisers Act of 1940, as amended. SSgA FM had approximately $334.95 billion in assets under management as of December 31, 2013. The Fund has entered into an investment advisory agreement with the Adviser pursuant to which the Adviser will manage the Fund’s assets directly, for compensation paid at an annual rate of 0.05% of the Fund’s average daily net assets, in the event that the Fund were to cease investing substantially all of its assets in its Portfolio or another investment company with essentially the same investment objectives and policies as the Fund. The Adviser does not receive any management fees from the Fund under that agreement so long as the Fund continues to invest substantially all of its assets in the corresponding Portfolio or in another investment company with essentially the same investment objectives and policies as the Fund. The Adviser places all orders for purchases and sales of the portfolio’s investments. For the year ended December 31, 2013, the effective management fee paid, reflecting certain fee waivers and expense reimbursements of the Adviser, was 0.00% for Treasury Plus Portfolio.

In addition to any contractual expense limitation for the Fund which is described in the Fund Summary, the Adviser also may voluntarily reduce all or a portion of its fees and/or reimburse expenses for the Fund to the extent necessary to avoid negative yield which may vary from time to time in the Adviser’s sole discretion. Under an agreement with the Adviser relating to the Voluntary Reduction, the Fund has agreed to reimburse the Adviser for the full dollar amount of any Voluntary Reduction beginning on October 1, 2012, subject to certain limitations. The Fund will not be obligated to reimburse the Adviser: more than three years after the end of the fiscal year in which the Adviser provided a Voluntary Reduction; in respect of any business day for which the net annualized one-day yield is less than 0.00%; to the extent that the amount of the reimbursement to the Adviser on any day exceeds fifty percent of the yield (net of all expenses, exclusive of the reimbursement) of the Fund on that day; to the extent that the amount of such reimbursement would cause the Fund’s net yield to fall below the Fund’s minimum net yield as determined by the Adviser in its sole discretion; or in respect of any fee waivers and/or expense reimbursements that are necessary to maintain the Fund’s contractual total expense limit which is effective at the time of such fee waivers and/or expense reimbursements. A reimbursement to the Adviser would increase fund expenses and negatively impact the Fund’s future yield. There is no guarantee that the Voluntary Reduction will be in effect at any given time or that a Fund will be able to avoid a negative yield. Reimbursement payments by a Fund to the Adviser in connection with the Voluntary Reduction are considered “extraordinary expenses” and are not subject to any contractual expense limitation agreement in effect for the Fund at the time of such payment. The Adviser may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the Fund, without limitation.

A summary of the factors considered by the Board of Trustees in connection with the renewals of the investment advisory agreements for the Fund is available in the Fund’s annual report to shareholders dated December 31, 2013.

The Adviser’s principal address is State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111.

The Administrator, Sub-Administrator and Custodian. The Adviser serves as administrator of each Fund. The amount of the fee paid to the Adviser for administrative services varies by share class. Each Fund pays the Adviser an administrative fee at the annual rate of 0.05% in respect of its Investment Class Shares. State Street Bank and Trust Company (“State Street”), a subsidiary of State Street Corporation, serves as the sub-administrator for the Fund for a fee that is paid by the Adviser. State Street also serves as custodian of the Fund for a separate fee that is paid by the Fund.

The Transfer Agent and Dividend Disbursing Agent. Boston Financial Data Services, Inc. is the transfer agent and dividend disbursing agent for the Treasury Plus Fund.

The Distributor. State Street Global Markets, LLC serves as the Treasury Plus Fund’s distributor (the “Distributor” or “SSGM”) pursuant to the Distribution Agreement between the Distributor and the Trust.

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SHAREHOLDER INFORMATION

DETERMINATION OF NET ASSET VALUE

The Treasury Plus Fund determines its NAV per share once each business day at 5:00 p.m. Eastern Time (“ET”) except for days when the New York Stock Exchange (“NYSE”) closes earlier than its regular closing time, in which event the Fund will determine its NAV at the earlier closing time (the time when the Fund determines its NAV per share is referred to herein as the “Valuation Time”). Pricing does not occur on NYSE holidays.

A business day is one on which the NYSE is open for regular trading. The Federal Reserve is closed on certain holidays on which the NYSE is open. These holidays are Columbus Day and Veterans Day. On these holidays, you will not be able to purchase shares by wiring Federal Funds because Federal Funds wiring does not occur on days when the Federal Reserve is closed. The Fund reserves the right to accept orders to purchase or redeem shares, or to continue to accept such orders following the close of the NYSE, on any day that is not a business day or any day on which the NYSE closes early, provided the Federal Reserve remains open. The Fund also may establish special hours on those days to determine the Fund’s NAV. In the event that the Fund invokes the right to accept orders to purchase or redeem shares on any day that is not a business day or adopt special hours of operation, the Fund will post advance notice of these events at www.ssga.com/cash.

The Fund seeks to maintain a $1.00 per share NAV and, accordingly, uses the amortized cost valuation method, in compliance with Rule 2a-7’s risk limiting conditions, to value its portfolio instruments. The amortized cost valuation method initially prices an instrument at its cost and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument.

The price for Fund shares is the NAV per share. Orders will be priced at the NAV next calculated after the order is accepted by the Fund.

Excessive Trading. Because the Fund is a money market fund, the Fund’s Board of Trustees has not adopted policies and procedures with respect to frequent purchases and redemptions of Fund shares by Fund shareholders. Nonetheless, the Fund may take any reasonable action that it deems necessary or appropriate to prevent excessive trading in Fund shares without providing prior notification to the account holder. Such action may include rejecting any purchase, in whole or part, including, without limitation, by a person whose trading activity in Fund shares may be deemed harmful to the Fund. While the Fund attempts to discourage such excessive trading, there can be no guarantee that it will be able to identify investors who are engaging in excessive trading or limit their trading practices. Additionally, frequent trades of small amounts may not be detected. The Fund recognizes that it may not always be able to detect or prevent excessive trading or other activity that may disadvantage the Fund or its shareholders.

DISTRIBUTION ARRANGEMENTS AND RULE 12B-1 FEES

The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act under which the Fund may compensate its distributor (or others) for services in connection with the distribution of the Fund’s Investment Class Shares and for services provided to Fund shareholders (the “Plan”). The Plan calls for payments at an annual rate (based on average daily net assets) of 0.10% of the Fund’s net assets attributable to its Investment Class Shares. Because these fees are paid out of the assets of the Fund attributable to its Investment Class Shares on an ongoing basis, they will increase the cost of your investment and may cost you more over time than paying other types of sales charges. Long-term shareholders of the Fund may pay more in Rule 12b-1 fees than the economic equivalent of the maximum front-end sales charge permitted by the Financial Industry Regulatory Authority, Inc. (“FINRA”).

The Funds’ Investment Class shares generally are sold to clients of financial intermediaries (“Service Organizations”), including affiliates of the Adviser, as well as Van Eck Securities Corporation, which have entered into shareholder servicing agreements with the Fund or Distributor. Service Organizations agree to perform certain shareholder servicing, administrative and accounting services for their clients and customers who are beneficial owners of shares of the Fund. The Fund will make payments to Service Organizations for services provided at an annual rate of up to 0.25% of a Fund’s net assets attributable to its Investment Class shares. The Fund expects to reimburse the Distributor for any such payments made by the Distributor to Service Organizations.

The Fund may pay distribution fees and other amounts described in this Prospectus at a time when shares of the Fund are unavailable for purchase.

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OTHER PAYMENTS TO FINANCIAL INTERMEDIARIES

Financial intermediaries are firms that, for compensation, sell shares of mutual funds, including the Fund, and/or provide certain administrative and account maintenance services to mutual fund shareholders. Financial intermediaries may include, among others, brokers, financial planners or advisors, banks, and insurance companies.

In some cases, a financial intermediary may hold its clients’ Fund shares in nominee or street name. Shareholder services provided by a financial intermediary may (though they will not necessarily) include, among other things: processing and mailing trade confirmations, periodic statements, prospectuses, annual reports, semiannual reports, shareholder notices, and other SEC-required communications; capturing and processing tax data; issuing and mailing dividend checks to shareholders who have selected cash distributions; preparing record date shareholder lists for proxy solicitations; collecting and posting distributions to shareholder accounts; and establishing and maintaining systematic withdrawals and automated investment plans and shareholder account registrations.

The compensation paid by SSGM or its affiliates to a financial intermediary is typically paid continually over time, during the period when the intermediary’s clients hold investments in the Fund. The amount of continuing compensation paid by SSGM or its affiliates to different financial intermediaries for distribution and/or shareholder services varies for each financial intermediary. Not all financial intermediaries receive compensation. The compensation is typically a percentage of the value of the financial intermediary’s clients’ investments in the Fund or a per account fee. The variation in compensation may, but will not necessarily, reflect enhanced or additional services provided by the intermediary.

SSGM and its affiliates (including SSgA FM), at their own expense and out of their own assets, may also provide other compensation to financial intermediaries (including affiliates of the Adviser, as well as Van Eck Securities Corporation) in connection with sales of the Fund’s shares or the servicing of shareholders or shareholder accounts. Such compensation may include, but is not limited to, financial assistance to financial intermediaries in connection with conferences, sales, or training programs for their employees; seminars for the public; advertising or sales campaigns; or other financial intermediary-sponsored special events. In some instances, this compensation may be made available only to certain financial intermediaries whose representatives have sold or are expected to sell significant amounts of shares. Dealers may not use sales of the Fund’s shares to qualify for this compensation to the extent prohibited by the laws or rules of any state or any self-regulatory agency, such as FINRA.

If payments to financial intermediaries by the distributor or adviser for a particular mutual fund complex exceed payments by other mutual fund complexes, your financial advisor and the financial intermediary employing him or her may have an incentive to recommend that fund complex over others. Please speak with your financial advisor to learn more about the total amounts paid to your financial advisor and his or her firm by SSGM and its affiliates and by sponsors of other mutual funds he or she may recommend to you. You should also consult disclosures made by your financial intermediary at the time of purchase.

DIVIDENDS, DISTRIBUTIONS AND TAX CONSIDERATIONS

The Fund intends to declare dividends on shares from net investment income daily and pay them as of the last business day of each month. Distributions from capital gains, if any, will be made annually in December.

A purchase or redemption order in the Van Eck Money Fund is effective if it is received in good order (a purchase request is in good form if it meets the requirements implemented from time to time by the Fund’s transfer agent or the Fund, and for new accounts includes submission of a completed and signed application and all documentation necessary to open an account) and accepted by the shareholder servicing agent for the Van Eck Money Fund, DST Systems, Inc., and is placed before the close of the New York Stock Exchange (usually 4:00 p.m. Eastern time) on a business day that the Federal Reserve is open. Your Van Eck Money Fund shares will begin earning dividends as declared by the Fund on the next business day that the Federal Reserve is open after their purchase is effective and will continue to earn dividends as declared by the Fund up to and including the business day that the Federal Reserve is open on which their redemption is effective.

The following discussion is a summary of some important U.S. federal tax considerations generally applicable to investments in the Fund. Your investment in the Fund may have other tax implications. Please consult your tax advisor about foreign, federal, state, local or other tax laws applicable to you. Investors, including non-U.S. investors, should consult the SAI tax section for more complete disclosure.

The Fund has elected to be treated as a regulated investment company and intends each year to qualify and to be eligible to be treated as such. A regulated investment company is generally not subject to tax at the corporate level on income and gains from investments that are distributed to shareholders. However, the Fund’s failure to qualify as a regulated investment company would result in corporate level taxation, and consequently, a reduction in income available for distribution to shareholders.

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For federal income tax purposes, distributions of investment income are generally taxable to you as ordinary income. Taxes on distributions of capital gains generally are determined by how long the Portfolio owned the investments that generated them, rather than how long you have owned your Fund shares. The Fund generally does not expect to make distributions that are eligible for taxation as long-term capital gains.

Distributions are taxable whether you receive them in cash or reinvest them in additional shares. Any gains resulting from the redemption of Fund shares will generally be taxable to you as either short-term or long-term capital gain, depending upon how long you have held your shares in the Fund.

A 3.8% Medicare contribution tax is imposed on the “net investment income” of individuals, estates and trusts whose income exceeds certain threshold amounts. Net investment income generally includes for this purpose dividends paid by a Fund, including any capital gain dividends, and net capital gains recognized on the redemption of shares of a Fund.

If you are not a citizen or permanent resident of the United States, the Fund’s ordinary income dividends will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies or unless such income is effectively connected with a U.S. trade or business. For distributions with respect to taxable years of the Fund beginning before January 1, 2014, the Fund was able, under certain circumstances, to report in a written notice to shareholders all or a portion of a dividend as an “interest-related dividend” or a “short-term capital gain dividend” that if received by a nonresident alien or foreign entity generally was exempt from the 30% U.S. withholding tax, provided that certain other requirements are met. These exemptions have expired for distributions with respect to taxable years of the Fund beginning on or after January 1, 2014. Therefore, as of the date of this Prospectus, the Funds (or intermediaries, as applicable) are currently required to withhold on distributions to non-resident aliens or foreign entities attributable to net interest or short-term capital gains that were formerly eligible for this withholding exemption. It is currently unclear whether Congress will extend this exemption for distributions without respect to taxable years of the funds beginning on or after January  1, 2014, or what the terms of such an extension would be, including whether each extension would have retroactive effect.

PURCHASES, REDEMPTIONS, EXCHANGES, AND TRANSFERS IN THE VAN ECK MONEY FUND

Through a Financial Intermediary

The Van Eck Money Fund has no sales charge, whether you use a broker or other financial intermediary (such as a bank) or not. Some intermediaries may charge a fee for their services. If you hold shares of a Fund through a broker-dealer or other financial intermediary, your intermediary may offer additional services and account features that are not described in this Prospectus. Contact your financial intermediary’s representative for details.

Through Van Eck’s Shareholder Servicing Agent, DST Systems, Inc. (DST)

You may purchase, redeem, exchange, or transfer ownership of shares directly through DST by mail or telephone, as stated below.

The mailing address at DST is:

Van Eck Global

P.O. Box 218407

Kansas City, MO 64121-8407

For overnight delivery:

Van Eck Global

210 W. 10th St., 8th Fl.

Kansas City, MO 64105-1802

Van Eck is responsible for transmitting your purchase or redemption request in good form and in a timely manner to the Fund. The Fund will not be responsible for delays by Van Eck in transmitting your purchase request, including timely transfer of payment, or redemption request to the Fund.

Non-resident aliens cannot make a direct investment to establish a new account in the Van Eck Money Fund, but may invest through their broker or agent and certain foreign financial institutions that have agreements with Van Eck.

To telephone the Van Eck Funds at DST, call Van Eck’s Account Assistance at 1-800-544-4653.

Purchase By Mail

To make an initial purchase, complete the Van Eck Account Application and mail it with your check made payable to Van Eck Funds. Subsequent purchases can be made by check with the remittance stub of your account statement. You cannot make a purchase by telephone. We cannot accept third party checks, starter checks, money orders, travelers checks, cashier checks, checks drawn on a foreign bank, or checks not in U.S. Dollars. There are separate applications for Van Eck

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retirement accounts. For further details, see the Application or call Account Assistance. If you choose to purchase, exchange or redeem shares by sending instructions by regular mail, they will not be deemed received in good order until they are released by the post office and redelivered to the Transfer Agent’s physical location at 210 W. 10th St., 8th Fl. Kansas City, MO 64105-1802. There will be a time lag, which may be one or more days, between regular mail receipt at the Kansas City post office box and redelivery to such physical location of Van Eck, and the Fund’s net asset value may change over those days. You might consider using express rather than regular mail if you believe time of receipt of your transaction request to be sensitive.

Telephone Redemption — Proceeds By Check 1-800-345-8506

If your account has the optional Telephone Redemption Privilege, you can redeem up to $50,000 per day. The redemption check must be payable to the registered owner(s) at the address of record (which cannot have been changed within the past 30 days). You automatically get the Telephone Redemption Privilege (for eligible accounts) unless you specifically refuse it on your Account Application, on broker/agent instructions, or by written notice to DST. All accounts are eligible for the privilege except those registered in street, nominee, or corporate name and custodial accounts held by a financial institution, including Van Eck sponsored retirement plans.

Expedited Redemption — Proceeds By Wire 1-800-345-8506

If your account has the optional Expedited Redemption Privilege, you can redeem a minimum of $1,000 or more per day by telephone or written request with the proceeds wired to your designated bank account. The Van Eck Money Fund reserves the right to waive the minimum. This privilege must be established in advance by Application. For further details, see the Application or call Account Assistance.

Written Redemptions

Your written redemption request must include:

•	The Van Eck Money Fund name and account number.

•	Number of shares or dollar amount to be redeemed, or a request to sell “all shares.”

•	Signatures of all registered account holders, exactly as those names appear on the account registration, including any additional documents concerning authority and related matters in case of estates, trusts, guardianships, custodians, partnerships and corporations, as requested by DST.

•	Special instructions, including bank wire information or special payee or address.

A signature guarantee for each account holder will be required if:

•	The redemption is for $50,000 or more.

•	The redemption amount is wired.

•	The redemption amount is paid to someone other than the registered owner.

•	The redemption amount is sent to an address other than the address of record.

•	The address of record has been changed within the past 30 days.

Institutions eligible to provide signature guarantees include banks, brokerages, trust companies, and some credit unions.

Check Writing

If your account has the optional Redemption By Check Privilege, you can write checks against your account for a minimum of $250 and a maximum of $5 million. This privilege must be established in advance by Application. For further details, see the Application or call Account Assistance.

Telephone Exchange 1-800-345-8506

If your account has the optional Telephone Exchange Privilege, you can exchange between Class A shares of a series of the Van Eck Funds (the “Van Eck Funds”), with no sales charge. Shares originally purchased into the Van Eck Money Fund (or previously into the Van Eck U.S. Government Money Fund) that paid no sales charge may pay an initial sales charge the first time they are exchanged from the Van Eck Money Fund into Class A shares of the Van Eck Funds. Shares must be on deposit in your account to be eligible for exchange. For further details regarding exchanges, please see the Application, “Frequent Trading Policy” and “Unauthorized Telephone Requests” below, or call Account Assistance. If Class A shares of the Van Eck Funds that are subject to a contingent deferred sales charge (“CDSC”) are exchanged into the Money Fund, a CDSC will not be charged in connection with the exchange; however, the Money Fund shares received upon

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such an exchange will be subject to the CDSC if they are subsequently redeemed within one year of the date of the original purchase. Class A shares of the Van Eck Funds purchased after April 30, 2012 at or above the $1 million breakpoint in accordance with their sales load schedule (referred to as “commissionable” shares) that are redeemed within one year of purchase will be subject to a CDSC in the amount of 1.00% of the lesser of the current value of the shares redeemed or the original purchase price of such shares. For further details, please see the Van Eck Funds’ prospectus, Section 3. “Sales Charges,” “Contingent Deferred Sales Charge for Class A Shares,” and “Reduced or Waived Sales Charges.” Or, contact Van Eck Account Assistance at 800-544-4653.

Written Exchanges

Written requests for exchange must include:

•	The Van Eck Money Fund name and account number to be exchanged out of

•	The Van Eck Fund to be exchanged into

•	Directions to exchange “all shares” or a specific number of shares or dollar amount

•	Signatures of all registered account holders, exactly as those names appear on the account registration, including any additional documents concerning authority and related matters in the case of estates, trusts, guardianships, custodianships, partnerships, and corporations, as requested by DST.

For further details regarding exchanges, please see the applicable information in “Telephone Exchange” above.

Transfer Of Ownership

Requests must be in writing and provide the same information and legal documentation necessary to redeem and establish an account, including the social security or tax identification number of the new owner.

Frequent Trading Policy

Your purchase order may be rejected for any reason and your exchange transaction may be limited or rejected if Van Eck Securities Corporation (“Van Eck”), selling agent for the Fund, believes that a shareholder is engaging in market timing activities that are prohibited by Van Eck or the Fund.

Unauthorized Telephone Requests

Like most financial organizations, Van Eck, the Van Eck Money Fund, DST, and the Distributor may only be liable for losses resulting from unauthorized transactions if reasonable procedures designed to verify the caller’s identity and authority to act on the account are not followed. If you do not want to authorize the Telephone Exchange or Redemption Privilege on your eligible account, you must refuse it on the Van Eck Account Application, broker/agent instructions or by written notice to DST. Van Eck, the Van Eck Money Fund, and DST reserve the right to reject a telephone redemption, exchange, or other request without prior notice either during or after the call. For further details, contact Account Assistance.

Automatic Investment Plan

You may authorize DST to periodically withdraw a specified dollar amount from your bank account and buy shares in your Van Eck Money Fund account. For further details and to request an application, contact Account Assistance.

Automatic Exchange Plan

You may authorize DST to periodically exchange a specified dollar amount from your account in the Van Eck Money Fund to Class A shares of the Van Eck Funds. See “Telephone Exchange” above. For further details and to request an Application, contact Account Assistance.

Automatic Withdrawal Plan

You may authorize DST to periodically withdraw (redeem) a specified dollar amount from your Van Eck Money Fund account and mail a check to you for the proceeds. Your Van Eck Money Fund account must be valued at $10,000 or more to establish the Plan. For further details and to request an Application, contact Account Assistance.

Minimum Purchase

An initial purchase of $1,000 and subsequent purchases of $100 or more are required for non-retirement accounts. There are no purchase minimums for any retirement or pension plan account, for any account using the Automatic Investment Plan, or for any other periodic purchase program. Minimums may be waived for initial and subsequent purchases exchanged from other Van Eck Funds and through “wrap fee” and similar programs offered without a sales charge by certain financial institutions and third-party recordkeepers and/or administrators.

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Account Value And Redemption

If the value of your account falls below $1,000 after the initial purchase, the Van Eck Money Fund reserves the right to redeem your shares after 30 days notice to you. This does not apply to accounts exempt from purchase minimums as described above except if established by exchange from other Van Eck Funds.

Certificates

The Van Eck Money Fund does not issue certificates.

Reserved Rights

The Van Eck Money Fund reserves the following rights:

•	To suspend sales of shares to the public.

•	To reject any purchase order.

•	To reject any exchange request and to modify or terminate exchange privileges.

•	To pay for redeemed shares within seven days after receiving your redemption order if, in the judgment of Van Eck or the Adviser, an earlier payment could adversely affect the Van Eck Money Fund or the Treasury Plus Fund.

•	To suspend the right of redemption and to postpone for more than seven days the date of payment upon redemption as follows: (i) during periods when the New York Stock Exchange is closed other than weekends and holidays or when trading on such Exchange is restricted, (ii) during periods in which, as a result of an emergency, disposal or evaluation of the net asset value of the portfolio securities is not reasonably practicable or (iii) for such other periods as the Securities and Exchange Commission may permit.

Customer Identification Program

To help the government fight the funding of terrorism and money laundering activities, federal law requires certain personal information to be obtained from you (or persons acting on your behalf) in order to verify your (or such persons’) identity when you open an account, including name, address, date of birth, and other information (which may include certain documents) that will allow your identity to be verified. If this information is not provided, you may not be allowed to open your account. If your identity (or that of another person authorized to act on your behalf) is not verified shortly after your account is opened, or if potentially criminal activity has possibly been identified, the Fund, the Distributor, Van Eck Money Fund, Van Eck Securities Corporation, DST Systems, Inc., and the transfer agent each reserve the right to reject further purchase orders from you or to take such other action as they deem reasonable or required by law, including closing your account and redeeming your shares at their NAV at the time of redemption.

Householding

If more than one member of a household is a shareholder of any of the funds in the Van Eck Family of Funds, regulations allow single copies of shareholder reports, proxy statements, prospectuses and prospectus supplements to be sent to a shared address for multiple shareholders (“householding”). However, if you prefer to continue to receive such mailings separately now or in the future, please call Van Eck Account Assistance at 1-800-544-4653.

FINANCIAL HIGHLIGHTS

The Financial Highlights table is intended to help you understand the financial performance of the Fund for the past five years. Certain information reflects financial results for a single Investment Class share of the Fund. The total return in the table represents the rate that an investor would have earned (or lost) on an investment in Investment Class shares of the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report, which is available upon request. The financial information included in this table should be read in conjunction with the financial statements incorporated by reference in the SAI.

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State Street Institutional Investment Trust

Financial Highlights — Selected data for a share of beneficial interest outstanding throughout each period is presented below(a):

Year Ended December 31,	Net Asset Value Beginning of Year	Net Investment Income/(Loss)		Gain (Loss) on Investments		Total from Investment Operations	Distributions from Net Investment Income		Distributions from Capital Gains		Total Distributions
Treasury Plus Money Market Fund
Investment Class
2013	$1.0000	$(0.0001)		$0.0001		$0.0000 (d)	$—		$(0.0000	)(d)	$(0.0000	)(d)
2012	$1.0000	$0.0000	(d)	$0.0000	(d)	$0.0000 (d)	$—		$—		$—
2011	$1.0000	$0.0000	(d)	$(0.0000	)(d)	$0.0000 (d)	$—		$—		$—
2010	$1.0000	$0.0000	(d)	$(0.0000	)(d)	$0.0000 (d)	$—		$—		$—
2009	$1.0000	$0.0001		$0.0001		$0.0002	$(0.0002)		$(0.0000	)(d)	$(0.0002)

		Ratios to Average Net Assets/Supplemental Data(a)
Year Ended December 31,	Net Asset Value End of Year	Total Return(b)		Gross Expenses		Net Expenses	Net Investment Income		Expense Waiver(c)		Net Assets End of Year (000s omitted)
Treasury Plus Money Market Fund
Investment Class
2013	$1.0000	0.00	%(e)	0.48%		0.08%	0.00	%(e)	0.40%		$73,449
2012	$1.0000	0.00	%(e)	0.49%		0.13%	0.00	%(e)	0.36%		$95,222
2011	$1.0000	0.00	%(e)	0.49%		0.08%	0.00	%(e)	0.41%		$141,023
2010	$1.0000	0.00	%(e)	0.50%		0.15%	0.00	%(e)	0.35%		$122,577
2009	$1.0000	0.02%		0.50%		0.17%	0.00	%(e)	0.33%		$146,099

(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of its corresponding Portfolio.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total returns for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	This expense waiver is reflected in both the net operating expense and the net investment income ratios shown above. Without these waivers, net investment income would have been lower.
(d)	Amount is less than $0.00005 per share.
(e)	Amount is less than 0.005%.

14

For more detailed information, see the SAI, which is incorporated by reference into this Prospectus.

•	Call Van Eck at 800-826-1115, or visit the Van Eck website at vaneck.com to request, free of charge, the annual or semi-annual reports, the SAI, or other information about the Fund.

•	Information about the Fund (including the SAI) can be reviewed and copied at the Securities and Exchange Commission (SEC) Public Reference Room in Washington, DC. Information about the operation of the Public Reference Room may be obtained by calling 202-942-8090.

•	Reports and other information about the Fund are available on the EDGAR Database on the SEC’s internet site at http://www.sec.gov. In addition, copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, DC 20549-0102.

Van Eck Global

c/o DST Systems, Inc.

P.O. Box 218407

Kansas City, Missouri 64121-8407

800.544.4653

SEC Registration Number: 811-09819.

State Street Institutional Investment Trust

HIGHLAND LIQUID RESERVES FUND

A Private Label of the

Investment Class Shares of the

STATE STREET INSTITUTIONAL LIQUID RESERVES FUND (SSVXX)

Advised by SSgA Funds Management, Inc.,

a subsidiary of State Street Corporation

Prospectus Dated April 30, 2014

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THE FUND OFFERED BY THIS PROSPECTUS IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

THE FUND OFFERS MULTIPLE CLASSES OF SHARES. THIS PROSPECTUS COVERS THE INVESTMENT CLASS.

Fund Summaries:
State Street Institutional Liquid Reserves Fund	3
Other Information	6
Additional Information About Investment Objectives, Principal Strategies and Risks of Investing in the Fund and Portfolio	7
Additional Information About the Fund’s and Portfolio’s Non-Principal Investment Strategies and Risks	10
Portfolio Holdings Disclosure	11
Management and Organization	11
Shareholder Information	12
Distribution Arrangements and Rule 12b-1 Fees	15
Other Payments to Financial Intermediaries	15
Dividends, Distributions and Tax Considerations	16
Financial Highlights	17

2

STATE STREET INSTITUTIONAL LIQUID RESERVES FUND

Investment Objective

The investment objective of State Street Institutional Liquid Reserves Fund (the “ILR Fund” or sometimes referred to in context as the “Fund”) is to seek to maximize current income, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value (“NAV”) by investing in U.S. dollar-denominated money market securities.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy and hold shares of the ILR Fund. The expenses shown in the table and the Example reflect the expenses of the Fund and the Fund’s proportionate share of the expenses of the State Street Money Market Portfolio (the “Money Market Portfolio” or sometimes referred to in context as the “Portfolio”).

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)(1)

Management Fee	0.05%
Distribution (12b-1) Fees	0.10%
Other Expenses	0.07%
Service Fee	0.25%

Total Annual Fund Operating Expenses(2)	0.47%

(1)	Amounts reflect the total expenses of the Money Market Portfolio and the Fund.
(2)	The Fund’s investment adviser, SSgA Funds Management, Inc. (the “Adviser” or “SSgA FM”), may voluntarily reduce all or a portion of its fees and/or reimburse expenses of the Fund to the extent necessary to avoid negative yield (the “Voluntary Reduction”), or a yield below a specified level, which may vary from time to time in the Adviser’s sole discretion. The Fund has agreed, subject to certain limitations, to reimburse the Adviser for the full dollar amount of any Voluntary Reduction incurred after October 1, 2012. As of December 31, 2013, the Adviser had waived fees and/or reimbursed expenses in the aggregate amount of $2,467,355 since October 1, 2012, none of which is potentially recoverable under the Voluntary Reduction. The Adviser may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the Fund, without limitation. Any future reimbursement by the Fund of the Voluntary Reduction would increase the Fund’s expenses and reduce the Fund’s yield. There is no guarantee that the Voluntary Reduction will be in effect at any given time or that the Fund will be able to avoid a negative yield.

Example

This Example is intended to help you compare the cost of investing in the ILR Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$48	$151	$263	$591

Principal Investment Strategies

The ILR Fund invests substantially all of its investable assets in the Money Market Portfolio.

The Money Market Portfolio follows a disciplined investment process in which the Portfolio’s investment adviser, SSgA Funds Management, Inc. (the “Adviser” or “SSgA FM”) bases its decisions on the relative attractiveness of different money market instruments. In the Adviser’s opinion, the attractiveness of an instrument may vary depending on the general level of interest rates, as well as imbalances of supply and demand in the market. The Portfolio invests in accordance with regulatory requirements applicable to money market funds, which require, among other things, the Portfolio to invest only in short-term, high quality debt obligations (generally, securities that have remaining maturities of 397 calendar days or less and either have been rated in one of the two highest short-term rating categories or are considered by the Portfolio to be of comparable quality), to maintain a maximum dollar-weighted average maturity of 60 days or less, and to meet requirements as to portfolio diversification and liquidity.

The Portfolio attempts to meet its investment objective by investing in a broad range of money market instruments. These may include among other things: U.S. government securities, including U.S. Treasury bills, notes and bonds and other securities issued or guaranteed as to principal and/or interest, as applicable, by the U.S. government or its agencies or instrumentalities; certificates of deposits and time deposits of U.S. and foreign banks; commercial paper and other high quality obligations of U.S. or foreign

3

companies; asset-backed securities, including asset-backed commercial paper; mortgage-related securities; and repurchase agreements. These instruments may bear fixed, variable or floating rates of interest or may be zero-coupon securities. The Portfolio also may invest in shares of other money market funds, including funds advised by the Adviser. Under normal market conditions, the Portfolio intends to invest more than 25% of its total assets in bank obligations. A substantial portion of the Portfolio may be invested in securities that are issued or traded pursuant to exemptions from registration under the federal securities laws.

Principal Investment Risks

An investment in the Fund is not a deposit in a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

In addition, the Fund is subject to the following risks:

•	Risks of Investing Principally in Money Market Instruments:

•	Interest Rate Risk — The risk that interest rates will rise, causing the value of the Portfolio’s investments to fall. Also, the risk that as interest rates decline, the amount of income the Portfolio receives on its new investments generally will decline.

•	Credit Risk — The risk that an issuer, guarantor or liquidity provider of an instrument will be unable, or will be perceived to be unable, to make scheduled interest or principal payments, and that the value of the instrument will fall as a result.

•	Liquidity Risk — The risk that the Portfolio may not be able to sell some or all of its securities at desired prices, or may be unable to sell the securities at all, because of a lack of demand in the market for such securities, or a liquidity provider defaults on its obligation to purchase the securities when properly tendered by the Portfolio.

•	Prepayment Risk and Extension Risk — Applicable primarily to mortgage-related and other asset-backed securities, the risks that loan obligations may be repaid faster or slower than expected, causing the Portfolio to invest repayment proceeds in, or continue to hold, lower yielding securities, as the case may be.

•	Stable Share Price Risk: If the market value of one or more of the Portfolio’s investments changes substantially, the Fund may not be able to maintain a stable share price of $1.00. This risk typically is higher during periods of rapidly changing interest rates or when issuer credit quality generally is falling, and is made worse when the Portfolio experiences significant redemption requests.

•	Master/Feeder Structure Risk: The Fund’s performance may be adversely affected as a result of large cash inflows to or outflows from the Portfolio and any related disruption to the Portfolio’s investment program.

•	Low Short-Term Interest Rate Risk: At the date of this Prospectus, short-term interest rates are at historically low levels, and so the Fund’s yield is very low. It is possible that the Portfolio will generate an insufficient amount of income to pay its expenses, and that it and/or the Fund will not be able to pay a daily dividend and may have a negative yield (i.e., it may lose money on an operating basis). It is possible that the Portfolio will maintain a substantial portion of its assets in cash, on which it would earn little, if any, income.

•	Banking Industry Risk: To the extent the Portfolio concentrates its investments in bank obligations, financial, economic, business, and other developments in the banking industry will have a greater effect on the Portfolio than if it had not concentrated its assets in the banking industry. Adverse changes in the banking industry may include, among other things, banks experiencing substantial losses on loans, increases in non-performing assets and charge-offs and declines in total deposits.

•	Repurchase Agreement Risk: In a repurchase agreement, the Portfolio purchases a security from a seller at one price and simultaneously agrees to sell it back to the original seller at an agreed-upon price. If the Portfolio’s counterparty is unable to honor its commitments, the Portfolio may be unable to recover its purchase price and may be prevented or delayed from realizing on the security to make up any losses.

•	Mortgage-Related and Other Asset-Backed Securities Risk: Defaults, or perceived increases in the risk of defaults, on the loans underlying mortgage-related or other asset-backed securities may impair the values of the securities. These securities also present a higher degree of prepayment risk (when repayment of principal occurs before scheduled maturity) and extension risk (when rates of repayment of principal are slower than expected) than do other types of fixed income securities. The enforceability of security interests that support these securities may, in some cases, be subject to limitations.

•

Foreign Securities Risk: The Portfolio may invest in U.S. dollar denominated instruments issued by foreign governments, corporations and financial institutions. Foreign securities are subject to political, economic, and regulatory risks not present in domestic investments. Returns on investments in securities issued by foreign issuers could be more volatile than securities issued by U.S. issuers. Foreign investments may be affected by, among other things, changes in currency exchange rates;

4

currency controls; different accounting, auditing, financial reporting, and legal standards and practices applicable in foreign countries; tax withholding; and higher transaction costs. Foreign banks, or their domestic or foreign branches, may be subject to less rigorous regulation than U.S. banks operating in the United States, and may not be required to meet financial, capital, and other requirements applicable to U.S. banks. Foreign laws and accounting standards typically are not as strict as they are in the U.S. so there may be fewer restrictions on loan limitations, less frequent examinations and less stringent requirements regarding reserve accounting, auditing, recordkeeping and public reporting requirements.

•	U.S. Government Sponsored Enterprises Risk: Securities of certain U.S. government agencies and instrumentalities are not supported by the full faith and credit of the U.S. Government, and to the extent the Portfolio owns such securities, it must look to the agency or instrumentality issuing or guaranteeing the securities for repayment.

•	Variable and Floating Rate Securities Risk: The Portfolio may purchase variable and floating rate securities, whose interest rates change based on changes in market interest rates. As a result, the interest paid on such securities will tend to fall as market interest rates fall generally, and the interest rates on such securities may not rise as rapidly as general market rates.

•	Market Risk: The values of the securities in which the Portfolio invests may go up or down in response to the prospects of individual issuers and/or general economic conditions. Price changes may be temporary or may last for extended periods. Recent instability in the financial markets has led the U.S. Government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. The withdrawal of this support could negatively affect the value and liquidity of certain securities or of markets generally. In addition, legislation recently enacted in the U.S. calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be fully known for some time

•	Money Market Fund Regulatory Risk: It is possible that the U.S. Securities and Exchange Commission (“SEC”) or another agency will adopt regulations that change in very important respects the operation of money market funds. Any such regulatory changes could impact important characteristics of the Fund, including liquidity of an investment in the Fund or the Fund’s ability to maintain a stable net asset value per share.

Performance

The bar chart and table below provide some indication of the risks of investing in the ILR Fund by illustrating the variability of the Fund’s returns during the years since inception. The Fund’s past performance does not necessarily indicate how the Fund will perform in the future. Additionally, the performance information prior to October 15, 2007 (inception date of the Fund’s Investment Class) is that of the Fund when it was a single class (“original share class”), and matches the performance of the Institutional Class. The Fund’s original share class had lower expenses and typically higher returns than the Investment Class. The primary difference in expenses is the lower distribution (12b-1) fee and absence of shareholder servicing plan and associated fees. The Fund’s original share class commenced operations on August 12, 2004. Current performance information for the Fund is available toll free by calling (877) 521-4083 or by visiting our website at www.ssga.com/cash.

State Street Institutional Liquid Reserves Fund

Total Return for the Calendar Years

Ended December 31

Returns would have been lower if operating expenses had not been reduced. During the period shown in the bar chart, the highest return for a quarter was 1.33% (quarter ended 12/31/06) and the lowest return for a quarter was 0.00% (quarter ended 9/30/13).

5

Average Annual Total Returns

For the Periods Ended December 31, 2013

	1-Year	5-Year	Since the Inception Date of the Fund
State Street Institutional Liquid Reserves Fund	0.00%	0.04%	1.91%

To obtain the Fund’s current yield, please call (877) 521-4083.

Investment Adviser

SSgA FM serves as the investment adviser to the Fund.

Purchase and Sale of Fund Shares

For important information about purchase and sale of Fund shares, please turn to “Other Information” on page 14 of the prospectus.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

For important information about financial intermediary compensation, please turn to “Other Information” on page 14 of the prospectus.

Other Information

Purchase and Sale of Fund Shares

Purchase Minimums

To establish an account	$1,000.00
To add to an existing account	$100.00

You may redeem Fund shares on any day the Fund is open for business.

You may redeem Fund shares by written request or wire transfer. Written requests should be sent to:

By Mail:

Send a signed letter to:

Highland Liquid Reserves Fund

PO Box 8656

Boston, MA 02266-8656

By Overnight:

Send a signed letter to:

Highland Liquid Reserves Fund

30 Dan Road

Canton, MA 02021-2809

By Telephone:

For wire transfer instructions, please call (877) 665-1287 between 8 a.m. and 6 p.m. Eastern time. Redemptions by telephone are permitted only if you previously have been authorized for these transactions.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website at www.highlandfunds.com for more information.

6

ADDITIONAL INFORMATION ABOUT INVESTMENT OBJECTIVES, PRINCIPAL STRATEGIES AND RISKS OF INVESTING IN THE FUND AND PORTFOLIO

Investment Objectives

The investment objective of the ILR Fund, as stated in the Fund’s Fund Summary, may be changed without shareholder approval.

ILR FUND

Principal Investment Strategies

The ILR Fund invests substantially all of its investable assets in the Money Market Portfolio.

The Money Market Portfolio follows a disciplined investment process in which the Adviser bases its decisions on the relative attractiveness of different money market instruments. In the Adviser’s opinion, the attractiveness of an instrument may vary depending on the general level of interest rates, as well as imbalances of supply and demand in the market. The Portfolio invests in accordance with regulatory requirements applicable to money market funds, which require, among other things, the Portfolio to invest only in short-term, high quality debt obligations (generally, securities that have remaining maturities of 397 calendar days or less and either have been rated in one of the two highest short-term rating categories or are considered by the Portfolio to be of comparable quality), to maintain a maximum dollar-weighted average maturity of 60 days or less, and to meet requirements as to portfolio diversification and liquidity.

The Portfolio attempts to meet its investment objective by investing in a broad range of money market instruments. These may include among other things: U.S. government securities, including U.S. Treasury bills, notes and bonds and other securities issued or guaranteed as to principal and/or interest, as applicable, by the U.S. government or its agencies or instrumentalities; certificates of deposits and time deposits of U.S. and foreign banks (including ECDs, ETDs and YCDs (as defined below); commercial paper and other high quality obligations of U.S. or foreign companies; asset-backed securities, including asset-backed commercial paper; mortgage-related securities; and repurchase agreements. These instruments may bear fixed, variable or floating rates of interest or may be zero-coupon securities. The Portfolio also may invest in shares of other money market funds, including funds advised by the Adviser. Under normal market conditions, the Portfolio intends to invest more than 25% of its total assets in bank obligations. A substantial portion of the Portfolio may be invested in securities that are issued or traded pursuant to exemptions from registration under the federal securities laws. European Certificates of Deposit (“ECDs”) are U.S. dollar-denominated certificates of deposit issued by a bank outside of the United States. European Time Deposits (“ETDs”) are U.S. dollar-denominated deposits in foreign branches of U.S. banks and foreign banks. Yankee Certificates of Deposit (“YCDs”) are U.S. dollar-denominated certificates of deposit issued by U.S. branches of foreign banks. These instruments have different risks than those associated with the obligations of U.S. banks operating in the United States.

Additional Information About Risks

•	Money Market Risk. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, there can be no assurance that it will do so, and it is possible to lose money by investing in the Fund.

•	Interest Rate Risk. The values of debt instruments usually rise and fall in response to changes in interest rates. Declining interest rates generally result in increases in the values of existing debt instruments, and rising interest rates generally result in declines in the values of existing debt instruments. Interest rate risk is generally greater for investments with longer durations or maturities. Some investments give the issuer the option to call or redeem an investment before its maturity date. If an issuer calls or redeems an investment during a time of declining interest rates, the Portfolio might have to reinvest the proceeds in an investment offering a lower yield and therefore might not benefit from any increase in value as a result of declining interest rates. Adjustable rate instruments also generally increase or decrease in value in response to changes in interest rates, although generally to a lesser degree than fixed-income securities (depending, however, on the characteristics of the reset terms, including the index chosen, frequency of reset, and reset caps or floors, among other factors). When interest rates decline, the income received by the Portfolio may decline, and the Portfolio’s yield may also decline. Short-term interest rates have been at historically low levels for an extended period due in substantial part to governmental intervention. Any changes in governmental policy could cause interest rates to increase and could have a substantial and immediate effect on the values of a Fund’s investments.

•

Credit Risk. Credit risk is the risk that an issuer, guarantor or liquidity provider of a fixed-income security held by the Portfolio may be unable or unwilling, or may be perceived (whether by market participants, ratings agencies, pricing services or otherwise) as unable or unwilling, to make timely principal and/or interest payments, or to otherwise honor its obligations. It includes the risk that one or more of the securities will be downgraded by a credit rating agency; generally, lower credit quality issuers have higher credit risks. An actual or perceived loss in creditworthiness of an issuer of a fixed-income security

7

held by the Portfolio may result in a decrease in the value of the security. Credit risk also includes the risk that an issuer or guarantor of a security, or a bank or other financial institution that has entered into a repurchase agreement with the Portfolio, may default on its payment or repurchase obligation, as the case may be.

•	Liquidity Risk. Liquidity risk exists when particular investments cannot be disposed of quickly in the normal course of business. The ability of the Portfolio to dispose of such securities at advantageous prices may be greatly limited, and the Portfolio may have to continue to hold such securities during periods when the Adviser would otherwise have sold them. Some securities held by the Portfolio may be restricted as to resale, and there is often no ready market for such securities. In addition, the Portfolio, by itself or together with other accounts managed by the Adviser, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Portfolio to dispose of the position at an advantageous time or price. Market values for illiquid securities may not be readily available, and there can be no assurance that any fair value assigned to an illiquid security at any time will accurately reflect the price the Portfolio might receive upon the sale of that security. It is possible that, during periods of extreme market volatility or unusually high and unanticipated levels of redemptions, the Portfolio may be forced to sell large amounts of securities more quickly than it normally would in the ordinary course of business. In such a case, the sale proceeds received by the Portfolio may be substantially less than if the Portfolio had been able to sell the securities in more-orderly transactions, and the sale price may be substantially lower than the price previously used by the Portfolio to value its securities.

•	Stable Share Price Risk. If the market value of one or more of the Portfolio’s investments changes substantially, the Fund investing in the Portfolio may not be able to maintain a stable share price of $1.00. This risk typically is higher during periods of rapidly changing interest rates or when issuer credit quality generally is falling, and is made worse when the Portfolio experiences significant redemption requests.

•	Master/Feeder Structure Risk. Unlike traditional mutual funds that invest directly in securities, the Fund pursues its objective by investing substantially all of its assets in the Portfolio with substantially the same investment objectives, policies and restrictions. The ability of the Fund to meet its investment objective is directly related to the ability of the corresponding Portfolio to meet its objective. The ability of the Fund to meet its objective may be adversely affected by the purchase and redemption activities of other investors in the corresponding Portfolio and any related disruption to such Portfolio’s investment program. The ability of the Fund to meet redemption requests depends on its ability to redeem its interest in the corresponding Portfolio. The Adviser also serves as investment adviser to the Portfolio. Therefore, conflicts may arise as the Adviser fulfills its fiduciary responsibilities to the Fund and its corresponding Portfolio. For example, the Adviser may have an economic incentive to maintain the Fund’s investment in the corresponding Portfolio at a time when it might otherwise not choose to do so.

•	Low Short-Term Interest Rate Risk. At the date of this Prospectus, short-term interest rates are at historically low levels, and so the Fund’s yield is very low. It is possible that the Portfolio will generate an insufficient amount of income to pay its expenses, and that it and/or the Fund will not be able to pay a daily dividend and may have a negative yield (i.e., it may lose money on an operating basis). It is possible that the Portfolio will maintain a substantial portion of its assets in cash, on which it would earn little, if any, income.

•	Market Risk. The values of the securities in which the Portfolio invests may go up or down in response to the prospects of individual issuers and/or general economic conditions. Price changes may be temporary or may last for extended periods. Recent instability in the financial markets has led the U.S. Government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which the Portfolios invest, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Funds and Portfolios themselves are regulated. Such legislation or regulation could limit or preclude the Fund’s or Portfolio’s ability to achieve its investment objective. Furthermore, volatile financial markets can expose the Portfolio to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Portfolio.

•	Money Market Fund Regulatory Risk. It is possible that the U.S. Securities and Exchange Commission (“SEC”) or another agency will adopt regulations that change in very important respects the operation of money market funds. Any such regulatory changes could impact important characteristics of the Fund, including liquidity of an investment in the Fund or the Fund’s ability to maintain a stable net asset value per share.

•	Repurchase Agreement Risk. In a repurchase agreement, the Portfolio purchases a security from a seller at one price and simultaneously agrees to sell it back to the original seller at an agreed-upon price. Repurchase agreements may be viewed as loans made by the Portfolio which are collateralized by the securities subject to repurchase. The Portfolio’s investment return on such transactions will depend on the counterparties’ willingness and ability to perform their obligations under the repurchase agreements. If the Portfolio’s counterparty should default on its obligations and the Portfolio is delayed or prevented from recovering the collateral, or if the value of the collateral is insufficient, the Portfolio may realize a loss.

8

•	U.S. Government Sponsored Enterprises Risk. U.S. Government securities include a variety of securities (including U.S. Treasury bills, notes, and bonds) that differ in their interest rates, maturities, and dates of issue. While securities issued or guaranteed by the U.S. Treasury and some agencies or instrumentalities of the U.S. Government (such as the Government National Mortgage Association) are supported by the full faith and credit of the United States, securities issued or guaranteed by certain other agencies or instrumentalities of the U.S. Government (such as Federal Home Loan Banks) are supported by the right of the issuer to borrow from the U.S. Government, and securities issued or guaranteed by certain other agencies and instrumentalities of the U.S. Government (such as Fannie Mae and Freddie Mac) are supported only by the credit of the issuer itself. Investments in these securities are also subject to interest rate risk and prepayment risk, and the risk that the value of the securities will fluctuate in response to political, market, or economic developments.

•	Variable and Floating Rate Securities. In addition to traditional fixed-rate securities, the Portfolio may invest in debt securities with variable or floating interest rates or dividend payments. Variable or floating rate securities bear rates of interest that are adjusted periodically according to formulae intended to reflect market rates of interest. Variable or floating rate securities allow the Portfolio to participate in increases in interest rates through upward adjustments of the coupon rates on such securities. However, during periods of increasing interest rates, changes in the coupon rates may lag the change in market rates or may have limits on the maximum increase in coupon rates. Alternatively, during periods of declining interest rates, the coupon rates on such securities readjust downward resulting in a lower yield.

•	Mortgage-Related and Other Asset-Backed Securities Risk. Mortgage-related securities represent a participation in, or are secured by, mortgage loans. Asset-backed securities are typically structured like mortgage-related securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales or installment loan contracts, leases on various types of real and personal property, and receivables from credit card agreements. During periods of falling interest rates, mortgage-related and other asset-backed securities, which typically provide the issuer with the right to prepay the security prior to maturity, may be prepaid, which may result in the Portfolio having to reinvest the proceeds in other investments at lower interest rates. During periods of rising interest rates, the average life of mortgage-related and other asset-backed securities may extend because of slower-than expected principal payments. This may lock in a below market interest rate, increase the security’s duration and volatility, and reduce the value of the security. As a result, mortgage-related and other asset-backed securities may have less potential for capital appreciation during periods of declining interest rates than other securities of comparable maturities, although they may have a similar risk of decline in market values during periods of rising interest rates. Prepayment rates are difficult to predict and the potential impact of prepayments on the value of a mortgage-related or an asset-backed security depends on the terms of the instrument and can result in significant volatility. The price of a mortgage-related or asset-backed security also depends on the credit quality and adequacy of the underlying assets or collateral, if any. Defaults on the underlying assets, if any, may impair the value of an asset-backed or a mortgage-related security. For some asset-backed securities in which the Portfolio invests, such as those backed by credit card receivables, the underlying cash flows may not be supported by a security interest in a related asset. Moreover, the values of mortgage-related and other asset-backed securities may be substantially dependent on the servicing of the underlying asset pools, and are therefore subject to risks associated with the negligence or malfeasance by their servicers and to the credit risk of their servicers. In certain situations, the mishandling of related documentation may also affect the rights of securities holders in and to the underlying collateral, if any. Furthermore, there may be legal and practical limitations on the enforceability of any security interest granted with respect to underlying assets, or the value of the underlying assets, if any, may be insufficient if the issuer defaults.

In a “forward roll” transaction, the Portfolio will sell a mortgage-related security to a bank or other permitted entity and simultaneously agree to purchase a similar security from the institution at a later date at an agreed-upon price. The mortgage securities that are purchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories than those sold. Risks of mortgage-related security rolls include: the risk of prepayment prior to maturity and the risk that the market value of the securities sold by the Portfolio may decline below the price at which the Portfolio is obligated to purchase the securities. Forward roll transactions may have the effect of creating investment leverage in the Portfolio.

•	Prepayment Risk and Extension Risk. Prepayment risk and extension risk apply primarily to mortgage-related and other asset-backed securities.

Prepayment risk is the risk that principal on loan obligations underlying a security may be repaid prior to the stated maturity date. If the Portfolio has purchased a security at a premium, any repayment that is faster than expected reduces the market value of the security and the anticipated yield-to-maturity. Repayment of loans underlying certain securities tends to accelerate during periods of declining interest rates.

Extension risk is the risk that an issuer will exercise its right to repay principal on an obligation held by the Portfolio later than expected. This may happen when there is a rise in interest rates, which could extend the duration of obligations held by the Portfolio and make the values of such obligations more sensitive to changes in interest rates.

•

Banking Industry Risk. If the Portfolio concentrates its investments in bank obligations, adverse developments in the banking industry may have a greater effect on the Portfolio than on a mutual fund that invests more broadly. Banks may be

9

particularly sensitive to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal and monetary policy and general economic cycles. Recent instability in the financial markets has heavily influenced the obligations of certain banking institutions, resulting in some cases in extreme price volatility and a lack of liquidity.

•	Foreign Securities Risk. The Portfolio may invest in U.S. dollar-denominated obligations issued by non-U.S. issuers. While such instruments may be denominated in U.S. dollars, this does not eliminate the risk inherent in investing in the securities of foreign issuers. Dollar-denominated instruments issued by entities located in foreign countries could lose value as a result of political, financial and economic events in foreign countries. Issuers of these instruments are not necessarily subject to the same regulatory requirements that apply to U.S. banks and corporations, although the information available for dollar-denominated instruments may be subject to the accounting, auditing and financial reporting standards of the U.S. domestic market or exchange on which they are traded, which standards may be more uniform and more exacting than those to which many foreign issuers are subject. Foreign banks, including those issuing instruments such as ECDs, ETDs and YCDs, or their domestic or foreign branches, may be subject to less rigorous regulation than U.S. banks operating in the United States, and may not be required to meet financial, capital, and other requirements applicable to U.S. banks. Foreign laws and accounting standards typically are not as strict as they are in the U.S. so there may be fewer restrictions on loan limitations, less frequent examinations and less stringent requirements regarding reserve accounting, auditing, recordkeeping and public reporting requirements.

•	Section 4(2) Commercial Paper and Rule 144A Securities Risk. The Portfolio may invest in commercial paper issued in reliance on the private placement exemption from registration afforded by Section 4(2) of the Securities Act of 1933, as amended (the “1933 Act”). This commercial paper is commonly called “Section 4(2) paper.” The Portfolio may also invest in securities that may be offered and sold only to “qualified institutional buyers” under Rule 144A of the 1933 Act (“Rule 144A securities”).

Section 4(2) paper is sold to institutional investors who must agree to purchase the paper for investment and not with a view to public distribution. Any resale by the purchaser must be in a transaction exempt from the registration requirements of the 1933 Act. Section 4(2) paper normally is resold to other institutional investors like the Portfolio through or with the assistance of the issuer or investment dealers that make a market in Section 4(2) paper. As a result it suffers from liquidity risk, the risk that the securities may be difficult to value because of the absence of an active market and the risk that it may be sold only after considerable expense and delay, if at all. Rule 144A securities generally must be sold only to other qualified institutional buyers.

Section 4(2) paper and Rule 144A securities will not be considered illiquid for purposes of the Portfolio’s limitation on illiquid securities if the Adviser (pursuant to guidelines adopted by the Board) determines that a liquid trading market exists for the securities in question. There can be no assurance that a liquid trading market will exist at any time for any particular Section 4(2) paper or Rule 144A securities. The Statement of Additional Information (“SAI”) addresses the Fund’s and Portfolio’s limitation on illiquid securities.

ADDITIONAL INFORMATION ABOUT THE FUND’S AND PORTFOLIO’S NON-PRINCIPAL INVESTMENT STRATEGIES AND RISKS

The investments described below reflect the Fund’s and Portfolio’s current practices. In addition to the principal risks described above, other risks are described in some of the descriptions of the investments below:

Investment in other Investment Companies. The Portfolio may invest in other money market funds that are registered as investment companies under the Investment Company Act of 1940, as amended (the “1940 Act”), including mutual funds and exchange-traded funds that are sponsored or advised by the Adviser or its affiliates, to the extent permitted by applicable law or SEC exemptive relief. If the Portfolio invests in other money market funds, shareholders of the Fund will bear not only their proportionate share of the expenses described in this Prospectus, but also, indirectly, the expenses, including, for example, advisory and administrative fees, of the money market funds in which the Portfolio invests. Shareholders would also be exposed to the risks associated not only with the investments of the Portfolio (indirectly through the Fund’s investment in the Portfolio) but also to the portfolio investments of the money market funds in which the Portfolio invests.

Temporary Defensive Positions. From time to time, the Portfolio may take temporary defensive positions in attempting to respond to adverse market, economic or other conditions. Temporary defensive positions may be taken, for example, to preserve capital or if the Portfolio is unable to acquire the types of securities in which it normally invests. Temporary defensive positions may include, but are not limited to, investment in U.S. government securities, repurchase agreements collateralized by such securities, the maintenance of uninvested cash, or investment in cash equivalents. The Portfolio’s holdings in temporary defensive positions may be inconsistent with the Portfolio’s principal investment strategy, and, as a result, the Portfolio may not achieve its investment objective.

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PORTFOLIO HOLDINGS DISCLOSURE

The Fund’s portfolio holdings disclosure policy is described in the SAI.

MANAGEMENT AND ORGANIZATION

The Fund and the Portfolio. The Fund is a separate, diversified series of the State Street Institutional Investment Trust (the “Trust”), which is an open-end management investment company organized as a business trust under the laws of The Commonwealth of Massachusetts.

The Fund invests as part of a “master-feeder” structure. The Fund currently seeks to achieve its investment objective by investing substantially all of its investable assets in a corresponding Portfolio, a separate mutual fund that has a substantially identical investment objective, investment policies, and risks as the Fund. All discussions about the Fund’s investment objective, policies and risks should be understood to refer also to the investment objectives, policies and risks of the Portfolio.

The Fund can withdraw its investment in the Portfolio if, at any time, the Fund’s Board of Trustees determines that it would be in the best interests of the Fund’s shareholders, or if the investment objectives of the corresponding Portfolio changed so that they were inconsistent with the objectives of the Fund. If the Fund withdraws its investment from the Portfolio, the Fund may invest all of its assets in another mutual fund that has the same investment objective as the Fund, the Adviser may directly manage the Fund’s assets, or the Board may take such other action it deems appropriate and in the best interests of shareholders of the Fund, which may include liquidation of the Fund.

The Adviser. State Street Global Advisors (“SSgA”) is the investment management arm of State Street Corporation, a publicly held bank holding company. SSgA is one of the world’s largest institutional money managers, and uses quantitative and traditional techniques to manage approximately $2.34 trillion in assets as of December 31, 2013 .SSgA FM, a wholly-owned subsidiary of State Street Corporation, is the investment adviser to the Fund and the Portfolio, and is registered with the SEC under the Investment Advisers Act of 1940, as amended. SSgA FM had approximately $334.95 billion in assets under management as of December 31, 2013. The Fund has entered into an investment advisory agreement with the Adviser pursuant to which the Adviser will manage the Fund’s assets directly, for compensation paid at an annual rate of 0.05% of the Fund’s average daily net assets, in the event that the Fund were to cease investing substantially all of its assets in its Portfolio or another investment company with essentially the same investment objectives and policies as the Fund. The Adviser does not receive any management fees from the Fund under that agreement so long as the Fund continues to invest substantially all of its assets in the corresponding Portfolio or in another investment company with essentially the same investment objectives and policies as the Fund. The Adviser places all orders for purchases and sales of the portfolio’s investments. For the year ended December 31, 2013, the effective management fee paid, reflecting certain fee waivers and expense reimbursements of the Adviser, was 0.05% for Money Market Portfolio.

In addition to any contractual expense limitation for the Fund which is described in the Fund Summaries, the Adviser also may voluntarily reduce all or a portion of its fees and/or reimburse expenses for the Fund to the extent necessary to avoid negative yield which may vary from time to time and from Fund to Fund in the Adviser’s sole discretion. Under an agreement with the Adviser relating to the Voluntary Reduction, the Fund has agreed to reimburse the Adviser for the full dollar amount of any Voluntary Reduction beginning on October 1, 2012, subject to certain limitations. The Fund will not be obligated to reimburse the Adviser: more than three years after the end of the fiscal year for the Fund in which the Adviser provided a Voluntary Reduction; in respect of any business day for which the net annualized one-day yield is less than 0.00%; to the extent that the amount of the reimbursement to the Adviser on any day exceeds fifty percent of the yield (net of all expenses, exclusive of the reimbursement) of the Fund on that day; to the extent that the amount of such reimbursement would cause the Fund’s net yield to fall below the Fund’s minimum net yield as determined by the Adviser in its sole discretion; or in respect of any fee waivers and/or expense reimbursements that are necessary to maintain the Fund’s contractual total expense limit which is effective at the time of such fee waivers and/or expense reimbursements. A reimbursement to the Adviser would increase fund expenses and negatively impact the Fund’s future yield. There is no guarantee that the Voluntary Reduction will be in effect at any given time or that the Fund will be able to avoid a negative yield. Reimbursement payments by a Fund to the Adviser in connection with the Voluntary Reduction are considered “extraordinary expenses” and are not subject to any contractual expense limitation agreement in effect for the Fund at the time of such payment. The Adviser may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the Fund, without limitation.

A summary of the factors considered by the Board of Trustees in connection with the renewals of the investment advisory agreements for the Fund is available in the Fund’s annual report to shareholders dated December 31, 2013.

The Adviser’s principal address is State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111.

The Administrator, Sub-Administrator and Custodian. The Adviser serves as administrator of the Fund. The amount of the fee paid to the Adviser for administrative services varies by share class. The Fund pays the Adviser an administrative fee at the annual rate of 0.05% in respect of its Investment Class shares. State Street Bank and Trust Company (“State Street”), a subsidiary of State

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Street Corporation, serves as the sub-administrator for the Fund for a fee that is paid by the Adviser. State Street also serves as custodian of the Fund for a separate fee that is paid by the Fund.

The Transfer Agent and Dividend Disbursing Agent. Boston Financial Data Services, Inc. is the transfer agent and dividend disbursing agent.

The Distributor. State Street Global Markets, LLC serves as the Fund’s distributor (the “Distributor” or “SSGM”) pursuant to the Distribution Agreement between the Distributor and the Trust.

The “Servicing Agent”. Highland Capital Management Fund Advisors, L.P. (“Highland Capital”) serves as the servicing agent for shareholders of mutual funds distributed and advised by Highland Capital (a “Highland Capital Fund”) that are also shareholders of the Fund.

SHAREHOLDER INFORMATION

Note: This prospectus is intended to relate principally to purchases of shares through Highland Capital. Information appearing below assumes that shares are purchased and redeemed through Highland Capital and is based on information previously provided by Highland Capital to the Fund.

Determination of Net Asset Value. The Fund determines its NAV per share once each business day at 5:00 p.m. ET except for days when the New York Stock Exchange (the “NYSE”) closes earlier than its regular closing time (the time when the Fund determines its NAV per share is referred to herein as the “Valuation Time”). Pricing does not occur on NYSE holidays.

A business day is one on which the NYSE is open for regular trading. The Federal Reserve is closed on certain holidays on which the NYSE is open. These holidays are Columbus Day and Veterans Day. On these holidays, you will not be able to purchase shares by wiring Federal Funds because Federal Funds wiring does not occur on days when the Federal Reserve is closed. The Fund reserves the right to accept orders to purchase or redeem shares, or to continue to accept such orders following the close of the NYSE, on any day that is not a business day or any day on which the NYSE closes early, provided the Federal Reserve remains open. The Fund also may establish special hours on those days to determine each Fund’s NAV. In the event that the Fund invokes the right to accept orders to purchase or redeem shares on any day that is a not a business day or adopt special hours of operation, the Fund will post advance notice of these events at www.ssga.com/cash.

The Fund seeks to maintain a $1.00 per share NAV and, accordingly, uses the amortized cost valuation method, in compliance with Rule 2a-7’s risk limiting conditions, to value its portfolio instruments. The amortized cost valuation method initially prices an instrument at its cost and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument.

If you hold shares of the Fund through a broker-dealer or other financial intermediary, your intermediary may offer additional services and account features that are not described in this Prospectus. Please contact your intermediary directly for an explanation of these services.

Purchasing Shares. The price for Fund shares is the NAV per share. Orders will be priced at the NAV next calculated after the order is accepted by the Fund.

Purchase orders in good form (a purchase request is in good form if it meets the requirements implemented from time to time by the Fund’s transfer agent or the Fund, and for new accounts includes submission of a completed and signed application and all documentation necessary to open an account) on a business day will, if payment is received the same day by Fed Wire before the close of the Federal Reserve, if accepted, receive that day’s NAV and will earn dividends declared on the date of the purchase. All purchases that are made by check, if accepted, will begin earning dividends the following business day after the day the order is accepted. (If you purchase shares by check, your order will not be in good form until the Fund’s transfer agent receives federal funds for the check.) All purchase orders are subject to acceptance by the Fund. The Fund intends to be as fully invested as is practicable; therefore, investments must be made in Federal Funds (i.e., monies credited to the account of the Fund’s custodian bank by a Federal Reserve Bank).

Highland Capital is responsible for transmitting your purchase request and funds in good form and in a timely manner to the Fund. The Fund will not be responsible for delays by Highland Capital in transmitting your purchase request, including timely transfer of payment, to the Fund.

The Fund reserves the right to cease accepting investments at any time or to reject any investment order. In addition, the ILR Fund may limit the amount of a purchase order received after 3:00 p.m. ET.

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How to Purchase Shares

By Mail:

An initial investment in the Funds must be preceded or accompanied by a completed, signed Highland Capital Fund Application Form, sent to:

Highland Liquid Reserves Fund

PO Box 8656

Boston, MA 02266-8656

Your first investment must be at least $1,000. Additional investments can be as little as $100. All checks must be made out to “Highland Capital Fund”. Highland Capital will not accept checks made out to you or other parties and signed over to it. Highland Capital cannot accept cash, money orders, starter checks, cashier’s checks, traveler’s checks or other cash equivalents. You will be responsible for any losses or fees resulting from a bad check. If necessary, Highland Capital may effect sales of Fund shares belonging to you in order to cover these losses.

By Telephone:

An initial investment in the Fund must be preceded or accompanied by a completed, signed Highland Capital Fund Application Form. Highland Capital does not accept phone orders for a first investment. To add shares to an existing account, call (877) 665-1287.

Additional shares will be purchased when your order is accepted by the Fund. Additional investments must be for at least $100.

For your initial investment, send the original, signed Highland Capital Account Application Form to the address above.

Wire Instructions:

Before wiring any money, call (877) 665-1287 for an order confirmation. Please have your financial institution send your wire to Highland Capital’s account at State Street Bank and Trust Company and include your name, the Fund name, your account number and other information as requested.

State Street Bank/Boston

ABA#011-000028

Attn: NB Deposit Account

DDA#9904-199-8

On Columbus Day and Veterans Day, you will not be able to wire Federal Funds. Payment for Fund shares must be in Federal Funds (or converted to Federal Funds by the Transfer Agent) by the close of the Federal Reserve.

By Internet:

You may place an order with Highland Capital to purchase shares for your account by placing an order online at www.highlandfunds.com.

You will not be able to redeem shares from the account until the original Application has been received. The Fund and the Fund’s agents are not responsible for transfer errors by the sending or receiving bank and will not be liable for any loss incurred due to a wire transfer not having been received.

In accordance with certain federal regulations, Highland Capital is required to obtain, verify and record information that identifies each entity that applies to open an account. For this reason, when you open (or change ownership of) an account, Highland Capital will request certain information, including your name, residential/business address, date of birth (for individuals) and taxpayer identification number or other government identification number and other information that will allow us to identify you which will be used to verify your identity. Highland Capital may also request to review other identification documents such as driver license, passport or documents showing the existence of the business entity. If you do not provide sufficient information to verify your identity, Highland Capital will not open an account for you. As required by law, Highland Capital may employ various procedures, such as comparing your information to fraud databases or requesting additional information and documentation from you, to ensure that the information supplied by you is correct. Highland Capital reserves the right to reject any purchase for any reason, including failure to provide the Trust with information necessary to confirm your identity as required by law.

Redeeming Shares. An investor may redeem all or any portion of its investment at the NAV next determined after it submits a redemption request, in proper form, to Highland Capital. Redemption orders are processed at the NAV next determined after Highland Capital receives a redemption order in good form. If Highland Capital receives a redemption order prior to its Valuation Time on a business day, Highland Capital may send payment for redeemed shares on that day. No dividends will be paid on shares that are redeemed and wired the same day. For the ILR Fund, shares are redeemed, and payment for redeemed shares sent, no later than the next business day.

The right of any investor to receive payment with respect to any redemption may be suspended or the payment of the redemption proceeds postponed during any period in which the NYSE is closed (other than weekends or holidays) or trading on the NYSE is restricted or, to the extent otherwise permitted by the 1940 Act, if an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund fairly to determine the value of its net assets. In addition, the SEC may by order permit suspension of redemptions for the protection of shareholders of the Fund.

Although the Fund attempts to maintain its NAV at $1.00 per share, there can be no assurance that it will be successful, and there can be no assurance that a shareholder will receive $1.00 per share upon any redemption.

When selling shares in an account that you do not intend to close, remember to leave at least $1,000 worth of shares in the account. Otherwise, Highland Capital has the right to request that you bring the balance back up to the minimum level. If you have not done so within 60 days, Highland Capital may close your account and redeem the proceeds.

Highland Capital is responsible for transmitting your redemption request in good form and in a timely manner to the Fund. The Fund will not be responsible for delays by Highland Capital in transmitting your redemption request to the Fund.

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How to Redeem Shares

By Mail

Send a signed letter to:

Highland Liquid Reserves Fund

PO Box 8656

Boston, MA 02266-8656

The letter should include information necessary to process your request as described below. The Fund may require a medallion guarantee in certain circumstances. See “Medallion Guarantees” below.

By Telephone	Please call Highland Capital at (877) 665-1287 between the hours of 8:00 a.m. and 6:00 p.m. ET.

You must provide the following information:

•     name(s) of account owners;

•     account number(s);

•     the name of the Fund;

•     the dollar amount, percentage or number of shares being redeemed; and

•     any other instructions.

To place an order, call (877) 665-1287.

By Internet	You may instruct Highland Capital to redeem shares by placing an order online at www.highlandfunds.com.

On any day that the Fund calculates its NAV earlier than normal, the Fund reserves the right to adjust the times noted above for purchasing and redeeming shares.

Medallion Guarantees. You may need a Medallion signature guarantee when you sell shares of the Fund. A Medallion signature guarantee is a guarantee that your signature is authentic. Most banks, brokers and other financial institutions can provide you with one. Some may charge a fee; others may not, particularly if you are a customer of theirs.

Medallion signature guarantees are required for a variety of transactions including requests for changes to your account or to the instructions for distribution of proceeds. Highland Capital reserves the right to require a Medallion signature guarantee on any transaction at our discretion.

A notarized signature from a notary public is not a Medallion signature guarantee.

Exchanging Shares. You can move an investment from the Fund to a comparable class of another Highland Capital Fund in the Fund family through an exchange of shares, or by electing to use your cash distributions from the Fund to purchase shares of the other Fund. There are three things to remember when making an exchange:

•	both accounts must have the same registration;

•	you will need to observe the minimum account balance requirements for the fund accounts involved; and

•	because an exchange is treated as a sale for tax purposes, consider any tax consequences before placing your order.

Privileges and Services. You have access to a range of Highland Capital services to make investing easier:

Systematic Withdrawals. This plan lets you arrange withdrawals of at least $100 from the Fund on a periodic schedule. You can also set up payments to distribute the full value of an account over a given time.

Electronic Bank Transfers. When you sell Fund shares, you can have the money sent to your bank account electronically rather than mailed to you as a check. Please note that your bank must be a member of the Automated Clearing House, or ACH, system.

Internet Access. At www.highlandfunds.com, you can initiate transactions, check your account and access a wealth of information.

Telephone. Get up-to-date performance and account information through our 24-hour automated service by calling (877) 665-1287. If you already have a Highland Capital fund account, you can place orders to buy, sell or exchange fund shares.

About Mail Transactions. If you choose to purchase, exchange or redeem shares by sending instructions by regular mail, they will not be deemed received in good order until they are released by the post office and redelivered to the Transfer Agent’s physical location at 30 Dan Road in Canton, MA 02021. There will be a time lag, which may be one or more days, between regular mail receipt at the Boston post office box and redelivery to such physical location in Canton, and the Fund’s net asset value may change over those

14

days. You might consider using express rather than regular mail if you believe time of receipt of your transaction request to be sensitive.

Other Policies. Under certain circumstances, Highland Capital reserves the right to:

•	reject any exchange or purchase order;

•	suspend or reject any future purchase order from any investor who does not provide payment to settle a purchase order;

•	change, suspend or revoke the exchange privilege; and

•	suspend the telephone order privilege.

Excessive Trading. Because the Fund is a money market fund, the Fund’s Board of Trustees has not adopted policies and procedures with respect to frequent purchases and redemptions of Fund shares by Fund shareholders. Nonetheless, the Fund may take any reasonable action that it deems necessary or appropriate to prevent excessive trading in Fund shares without providing prior notification to the account holder. Such action may include rejecting any purchase, in whole or part, including, without limitation, by a person whose trading activity in Fund shares may be deemed harmful to the Fund. While the Fund attempts to discourage such excessive trading, there can be no guarantee that it will be able to identify investors who are engaging in excessive trading or limit their trading practices. Additionally, frequent trades of small amounts may not be detected. The Fund recognizes that it may not always be able to detect or prevent excessive trading or other activity that may disadvantage the Fund or its shareholders.

DISTRIBUTION ARRANGEMENTS AND RULE 12B-1 FEES

The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act under which the Fund may compensate its distributor (or others) for services in connection with the distribution of the Fund’s Investment Shares and for services provided to Fund shareholders (the “Plan”). The Plan calls for payments at an annual rate (based on average daily net assets) of 0.10% of the Fund’s net assets attributable to its Investment Shares. Because these fees are paid out of the assets of the Fund attributable to its Investment Shares on an ongoing basis, they will increase the cost of your investment and may cost you more over time than paying other types of sales charges. Long-term shareholders of the Fund may pay more in Rule 12b-1 fees than the economic equivalent of the maximum front-end sales charge permitted by the Financial Industry Regulatory Authority, Inc. (“FINRA”).

The Fund’s Investment Class shares generally are sold to clients of financial intermediaries (“Service Organizations”), including affiliates of the Adviser, which have entered into shareholder servicing agreements with the Fund or Distributor. Service Organizations agree to perform certain shareholder servicing, administrative and accounting services for their clients and customers who are beneficial owners of shares of the Fund. The Fund will make payments to Service Organizations for services provided at an annual rate of up to 0.25% of the Fund’s net assets attributable to its Investment Class shares. The Fund expects to reimburse the Distributor for any such payments made by the Distributor to Service Organizations.

Because the Fund pays distribution and other fees for the sale of it’s shares and for services provided to shareholders out of the Fund’s assets on an ongoing basis, over time those fees will increase the cost of your investment and may cost you more than paying other types of sales loads.

The Fund may pay distribution fees and other amounts described in this Prospectus at a time when shares of the Fund are unavailable for purchase.

OTHER PAYMENTS TO FINANCIAL INTERMEDIARIES

Financial intermediaries are firms that, for compensation, sell shares of mutual funds, including the Fund, and/or provide certain administrative and account maintenance services to mutual fund shareholders. Financial intermediaries may include, among others, brokers, financial planners or advisors, banks, and insurance companies.

In some cases, a financial intermediary may hold its clients’ Fund shares in nominee or street name. Shareholder services provided by a financial intermediary may (though they will not necessarily) include, among other things: processing and mailing trade confirmations, periodic statements, prospectuses, annual reports, semiannual reports, shareholder notices, and other SEC-required communications; capturing and processing tax data; issuing and mailing dividend checks to shareholders who have selected cash distributions; preparing record date shareholder lists for proxy solicitations; collecting and posting distributions to shareholder accounts; and establishing and maintaining systematic withdrawals and automated investment plans and shareholder account registrations.

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The compensation paid by SSGM or its affiliates to a financial intermediary is typically paid continually over time, during the period when the intermediary’s clients hold investments in the Fund. The amount of continuing compensation paid by SSGM or its affiliates to different financial intermediaries for distribution and/or shareholder services varies. The compensation is typically a percentage of the value of the financial intermediary’s clients’ investments in the Fund or a per account fee. The variation in compensation may, but will not necessarily, reflect enhanced or additional services provided by the intermediary.

SSGM and its affiliates (including SSgA FM), at their own expense and out of their own assets, may also provide other compensation to financial intermediaries in connection with sales of the Fund’s shares or the servicing of shareholders or shareholder accounts. Such compensation may include, but is not limited to, financial assistance to financial intermediaries in connection with conferences, sales, or training programs for their employees; seminars for the public; advertising or sales campaigns; or other financial intermediary-sponsored special events. In some instances, this compensation may be made available only to certain financial intermediaries whose representatives have sold or are expected to sell significant amounts of shares. Dealers may not use sales of the Fund’s shares to qualify for this compensation to the extent prohibited by the laws or rules of any state or any self-regulatory agency, such as FINRA.

If payments to financial intermediaries by the distributor or adviser for a particular mutual fund complex exceed payments by other mutual fund complexes, your financial advisor and the financial intermediary employing him or her may have an incentive to recommend that fund complex over others. Please speak with your financial advisor to learn more about the total amounts paid to your financial advisor and his or her firm by SSGM and its affiliates and by sponsors of other mutual funds he or she may recommend to you. You should also consult disclosures made by your financial intermediary at the time of purchase.

DIVIDENDS, DISTRIBUTIONS AND TAX CONSIDERATIONS

The Fund intends to declare dividends on shares from net investment income daily and pay them as of the last business day of each month. Distributions from capital gains, if any, will be made annually in December.

The following discussion is a summary of some important U.S. federal tax considerations generally applicable to investments in the Fund. Your investment in the Fund may have other tax implications. Please consult your tax advisor about foreign, federal, state, local or other tax laws applicable to you. Investors, including non-U.S. investors, should consult the SAI tax section for more complete disclosure.

The Fund has elected to be treated as a regulated investment company and intends each year to qualify and to be eligible to be treated as such. A regulated investment company is generally not subject to tax at the corporate level on income and gains that are distributed to share-holders. However, the Fund’s failure to qualify as a regulated investment company would result in corporate level taxation, and consequently, a reduction in income available for distribution to shareholders.

For federal income tax purposes, distributions of investment income are generally taxable to you as ordinary income. Taxes on distributions of capital gains generally are determined by how long the applicable Portfolio owned the investments that generated them, rather than how long you have owned your Fund shares. The Fund generally does not expect to make distributions that are eligible for taxation as long-term capital gains.

Distributions are taxable whether you receive them in cash or reinvest them in additional shares. Any gains resulting from the redemption of Fund shares will generally be taxable to you as either short-term or long-term capital gain, depending upon how long you have held your shares in the Fund.

A 3.8% Medicare contribution tax is imposed on the “net investment income” of individuals, estates and trusts whose income exceeds certain threshold amounts. Net investment income generally includes for this purpose dividends paid by the Fund, including any capital gain dividends, and net capital gains recognized on the redemption of shares of the Fund.

If you are not a citizen or permanent resident of the United States, the Fund’s ordinary income dividends, but not its exempt-interest dividends, will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies or unless such income is effectively connected with a U.S. trade or business. For distributions with respect to taxable years of the Fund beginning before January 1, 2014, the Fund was able, under certain circumstances, to report in a written notice to shareholders all or a portion of a dividend as an “interest-related dividend” or a “short-term capital gain dividend” that if received by a nonresident alien or foreign entity generally was exempt from the 30% U.S. withholding tax, provided that certain other requirements are met. These exemptions have expired for distributions with respect to taxable years of the Fund beginning on or after January 1, 2014. Therefore, as of the date of this Prospectus, the Fund (or intermediaries, as applicable) are currently required to withhold on distributions to non-resident aliens or foreign entities attributable to net interest or short-term capital gains that were formerly eligible for this withhold exemption. It is currently unclear whether Congress will extend this exemption for distributions with respect to taxable years of the Fund beginning on or after January 1, 2014, or what the terms of such an extension would be, including whether such extension would have retroactive effect.

16

FINANCIAL HIGHLIGHTS

The Financial Highlights table is intended to help you understand the financial performance of the ILR Fund for the past five years. Certain information reflects financial results for a single Investment Class share of the Fund. The total return in the table represents the rate that an investor would have earned (or lost) on an investment in Investment Class shares of the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report, which is available upon request. The financial information included in this table should be read in conjunction with the financial statements incorporated by reference in the SAI.

State Street Institutional Investment Trust

Financial Highlights — Selected data for a share of beneficial interest outstanding throughout each period is presented below(a):

Period Ended December 31,	Net Asset Value Beginning of Period	Net Investment Income/(Loss)		Gain (Loss) on Investments		Total from Investment Operations		Distributions from Net Investment Income		Distributions from Capital Gains		Total Distributions
Liquid Reserves Fund
Investment Class
2013	$1.0000	$0.0000	(d)	$0.0000	(d)	$0.0000	(d)	$(0.0000	)(d)	$(0.0000	)(d)	$(0.0000	)(d)
2012	$1.0000	$0.0000	(d)	$0.0000	(d)	$0.0000	(d)	$(0.0000	)(d)	$(0.0000	)(d)	$(0.0000	)(d)
2011	$1.0000	$0.0000	(d)	$0.0000	(d)	$0.0000	(d)	$—		$—		$—
2010	$1.0000	$0.0000	(d)	$0.0000	(d)	$0.0000	(d)	$(0.0000	)(d)	$—		$(0.0000	)(d)
2009	$1.0000	$0.0019		$0.0000	(d)	$0.0019		$(0.0019)		$—		$(0.0019)

Period Ended December 31,	Net Asset Value End of Period	Ratios to Average Net Assets/Supplemental Data(a)
		Total Return(b)		Gross Expenses	Net Expenses	Net Investment Income		Expense Waiver(c)	Net Assets End of Period (000s omitted)
Liquid Reserves Fund
Investment Class
2013	$1.0000	0.00	%(e)	0.47%	0.22%	0.00	%(e)	0.25%	$1,013,152
2012	$1.0000	0.00	%(e)	0.47%	0.32%	0.00	%(e)	0.15%	$961,168
2011	$1.0000	0.00	%(e)	0.46%	0.27%	0.00	%(e)	0.19%	$992,736
2010	$1.0000	0.00	%(e)	0.47%	0.31%	0.00	%(e)	0.16%	$905,604
2009	$1.0000	0.19%		0.49%	0.44%	0.16%		0.05%	$886,988

(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of their corresponding Portfolio.
(b)	Total return is calculated assuming a purchase of shares at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at the net asset value per share on the respective payment dates. Total returns for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	This expense waiver is reflected in both the net expense and the net income ratios shown above. Without these waivers, net investment income would have been lower.
(d)	Amount is less than $0.00005 per share.
(e)	Amount is less than 0.005%

17

For more information about the Fund:

The Fund’s SAI includes additional information about the Fund and is incorporated by reference into this document. Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders.

The SAI and the Fund’s annual and semi-annual reports are available, without charge, upon request. Shareholders in the Fund may make inquiries to the Fund to receive such information by calling State Street Global Markets, LLC at (877) 521-4083 or by writing to the Funds, c/o State Street Global Markets, LLC, State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111-2900. The Fund’s website address is http://www.ssga.com/cash.

Information about the Fund (including the SAI) can be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-8090. Reports and other information about the Funds are available free of charge on the EDGAR Database on the Commission’s Internet site at http://www.sec.gov. Copies of this information also may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission’s Public Reference Section, Washington, D.C. 20549-1520.

SSgA Funds Management, Inc.

STATE STREET FINANCIAL CENTER

ONE LINCOLN STREET

BOSTON, MASSACHUSETTS 02111

00116994

The State Street Institutional Investment Trust’s Investment Company Act File Number is 811-09819.

STATE STREET INSTITUTIONAL INVESTMENT TRUST

(the “Trust”)

P.O. Box 5049

Boston, Massachusetts 02206

STATE STREET EQUITY 500 INDEX FUND

Administrative Shares (STFAX)

Class R Shares

Service Shares (STBIX)

STATE STREET EQUITY 400 INDEX FUND

STATE STREET EQUITY 2000 INDEX FUND

STATE STREET AGGREGATE BOND INDEX FUND

STATE STREET INSTITUTIONAL LIMITED DURATION BOND FUND

STATE STREET INSTITUTIONAL LIQUID RESERVES FUND

Institutional Class (SSIXX)

Investment Class (SSVXX)

Service Class (LRSXX)

M Class Shares

STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND

Institutional Class (GVMXX)

Investment Class (GVVXX)

Service Class (GVSXX)

STATE STREET INSTITUTIONAL TAX FREE MONEY MARKET FUND

Institutional Class (SSTXX)

Investment Class (TFVXX)

Service Class (TASXX)

STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND

Institutional Class (TRIXX)

Investment Class (TRVXX)

Service Class (TYSXX)

STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND

Institutional Class (TPIXX)

Investment Class (TPVXX)

Service Class (TPSXX)

STATEMENT OF ADDITIONAL INFORMATION

APRIL 30, 2014

This Statement of Additional Information (“SAI”) relates to the prospectuses dated April 30, 2014, as amended from time to time thereafter for each of the Funds listed above (each, a “Prospectus” and collectively, the “Prospectuses”).

The SAI is not a prospectus and should be read in conjunction with the Prospectuses. A copy of each Prospectus can be obtained free of charge by calling (866) 392-0869 or by written request to the Trust at the address listed above.

The Trust’s financial statements for the fiscal year ended December 31, 2013, including the independent registered public accounting firm reports thereon, are included in the Trust’s annual reports and are incorporated into this SAI by reference. Copies of the Trust’s annual reports are available, without charge, upon request, by calling (866) 392-0869 or by written request to the Trust at the address above.

GENERAL

The Trust was organized as a business trust under the laws of The Commonwealth of Massachusetts on February 16, 2000.

The Trust is an open-end management investment company. The Trust comprises the following diversified series:

•	State Street Equity 500 Index Fund (the “Equity 500 Index Fund”);

•	State Street Equity 400 Index Fund (the “Equity 400 Index Fund”);

•	State Street Equity 2000 Index Fund (the “Equity 2000 Index Fund”);

•	State Street Aggregate Bond Index Fund (the “Aggregate Bond Index Fund”);

•	State Street Institutional Limited Duration Bond Fund (the “Limited Duration Bond Fund”);

•	State Street Institutional Liquid Reserves Fund (the “ILR Fund”);

•	State Street Institutional Tax Free Money Market Fund (the “Tax Free Fund”);

•	State Street Institutional U.S. Government Money Market Fund (the “U.S. Government Fund”)

•	State Street Institutional Treasury Money Market Fund (the “Treasury Fund”); and

•	State Street Institutional Treasury Plus Money Market Fund (the “Treasury Plus Fund”)

The Equity 500 Index Fund, Equity 400 Index Fund, Equity 2000 Index Fund and Aggregate Bond Index Fund are referred to in this SAI as the “Index Funds.” The ILR Fund, Treasury Fund, Treasury Plus Fund, Tax Free Fund and U.S. Government Fund are referred to in this SAI as the “Money Funds” or “Money Market Funds.” The Treasury Fund and Treasury Plus Fund are referred to in this SAI as the “Treasury Funds.” The Limited Duration Bond Fund is referred to in this SAI as the “Bond Fund.” All Funds together are referred to in this SAI as the “Funds” and each Fund may be referred to in context as the “Fund” as appropriate.

Each Fund seeks to achieve its investment objective by investing substantially all of its investable assets in a corresponding master portfolio of the State Street Master Funds (each a “Portfolio” and collectively the “Portfolios”) that has the same investment objective as, and investment policies that are substantially similar to those of, the Fund. The table below shows the respective Portfolio in which each Fund invests.

Feeder Fund	Master Portfolio
Equity 500 Index Fund	State Street Equity 500 Index Portfolio (“Equity 500 Index Portfolio”)
Equity 400 Index Fund	State Street Equity 400 Index Portfolio (“Equity 400 Index Portfolio”)
Equity 2000 Index Fund	State Street Equity 2000 Index Portfolio (“Equity 2000 Index Portfolio)
Aggregate Bond Index Fund	State Street Aggregate Bond Index Portfolio (“Aggregate Bond Index Portfolio”)
Limited Duration Bond Fund	State Street Limited Duration Bond Portfolio (“Limited Duration Bond Portfolio”)
ILR Fund	State Street Money Market Portfolio (“Money Market Portfolio”)
Tax Free Fund	State Street Tax Free Money Market Portfolio (“Tax Free Portfolio”)
U.S. Government Fund	State Street U.S. Government Money Market Portfolio (“U.S. Government Portfolio”)
Treasury Fund	State Street Treasury Money Market Portfolio (“Treasury Portfolio”)
Treasury Plus Fund	State Street Treasury Plus Money Market Portfolio (“Treasury Plus Portfolio”)

The Equity 500 Index Portfolio, Equity 400 Index Portfolio, Equity 2000 Index Portfolio and Aggregate Bond Index Portfolio are referred to in this SAI as the “Index Portfolios.” The Money Market Portfolio, Treasury Portfolio, Treasury Plus Portfolio and U.S. Government Portfolio are referred to in this SAI as the “Money Portfolios” or “Money Market Portfolios.” The Treasury Portfolio and Treasury Plus Portfolio are referred to in this SAI as the “Treasury Portfolios.” The Limited Duration Bond Portfolio is referred to in this SAI as the “Bond Portfolio.” All Portfolios together are referred to in this SAI as the “Portfolios” and each Portfolio may be referred to in context as the “Portfolio” as appropriate.

DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS

Each Fund’s Prospectus contains information about the investment objective and policies of that Fund. This SAI should only be read in conjunction with the Prospectus of the Fund or Funds in which you intend to invest.

In addition to the principal investment strategies and the principal risks of the Funds and Portfolios described in each Fund’s Prospectus, a Fund or Portfolio may employ other investment practices and may be subject to additional risks, which are described below. In reviewing these practices of the Funds, you should assume that the practices of the corresponding Portfolio are the same in all material respects.

Additional Information Concerning the S&P 500

The S&P 500 Index is a product of S&P Dow Jones Indices LLC, and has been licensed for use by SSgA. Standard & Poor’s®, S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The Equity 500 Index Fund is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, their respective affiliates (collectively “S&P Dow Jones Indices”), and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the S&P 500 Index. S&P Dow Jones Indices makes no representation or warranty, express or implied, to the owners of shares of the Equity 500 Index Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the S&P 500 to track general stock market performance. S&P Dow Jones Indices’ only relationship to the Equity 500 Index Fund is the licensing of certain trademarks and trade names of S&P Dow Jones Indices, which is determined, composed and calculated by S&P Dow Jones Indices without regard to the Fund. S&P Dow Jones Indices have no obligation to take the needs of the Equity 500 Index Fund or the owners of shares of the Fund into consideration in determining, composing or calculating the S&P 500. S&P Dow Jones Indices is not responsible for and has not participated in the determination of the price and number of shares of the Equity 500 Index Fund or the timing of the issuance or sale of shares of the Fund, or calculation of the equation by which shares of the Fund are redeemable for cash. S&P Dow Jones Indices has no obligation or liability in connection with the administration, marketing or trading of shares of the Equity 500 Index Fund.

S&P Dow Jones Indices does not guarantee the accuracy or the completeness of the S&P 500 or any data included therein and S&P Dow Jones Indices shall have no liability for any errors, omissions or interruptions therein. S&P Dow Jones Indices makes no warranty, express or implied, as to results to be obtained by the Equity 500 Index Fund, owners of shares of the Fund or any other person or entity from the use of the S&P 500 or any data included therein. S&P makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the S&P 500 or any data included therein. Without limiting any of the foregoing, in no event shall S&P have any liability for any incidental, special, punitive, indirect or consequential damages (including lost profits, trading losses, lost time or goodwill), even if notified of the possibility of such damages.

Additional Information Concerning the S&P MidCap 400

The S&P MidCap 400 Index is a product of S&P Dow Jones Indices LLC, and has been licensed for use by SSgA. The Equity 400 Index Fund is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, their respective affiliates (collectively “S&P Dow Jones Indices”), and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the S&P MidCap 400 Index. S&P Dow Jones Indices makes no representation or warranty, express or implied, to the owners of shares of the Equity 400 Index Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the S&P MidCap 400 to track general stock market performance. S&P Dow Jones Indices’ only relationship to the Equity 400 Index Fund is the licensing of certain trademarks and trade names of S&P Dow Jones Indices, which is determined, composed and calculated by S&P Dow Jones Indices without regard to the Fund. S&P Dow Jones Indices have no obligation to take the needs of the Equity 400 Index Fund or the owners of shares of the Fund into consideration in determining, composing or calculating the S&P MidCap 400. S&P Dow Jones Indices is not responsible for and has not participated in the determination of the price and number of shares of the Equity 400 Index Fund or the timing of the issuance or sale of shares of the Fund, or calculation of the equation by which shares of the Fund are redeemable for cash. S&P Dow Jones Indices has no obligation or liability in connection with the administration, marketing or trading of shares of the Equity 400 Index Fund.

S&P Dow Jones Indices does not guarantee the accuracy or the completeness of the S& P MidCap 400 or any data included therein and S&P Dow Jones Indices shall have no liability for any errors, omissions or interruptions therein. S&P Dow Jones Indices makes no warranty, express or implied, as to results to be obtained by the Equity 400 Index Fund, owners of shares of the Fund or any other person or entity from the use of the S&P MidCap 400 or any data included therein. S&P makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the S&P MidCap 400 or any data included therein. Without limiting any of the foregoing, in no event shall S&P have any liability for any incidental, special, punitive, indirect or consequential damages (including lost profits, trading losses, lost time or goodwill), even if notified of the possibility of such damages.

Additional Information Concerning the Russell 2000 Index

The Equity 2000 Index Fund is not sponsored, endorsed, promoted by, or in any way affiliated with Frank Russell Company (“Russell”). Russell is not responsible for and has not reviewed the Equity 2000 Index Fund or any associated literature or publications, and Russell makes no representation or warranty, express or implied, as to their accuracy or completeness, or otherwise. Russell reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell 2000 Index. Russell has no obligation to take the needs of any particular fund or its participants or any other product or person into consideration in determining, composing or calculating the Russell 2000 Index. Russell’s publication of the Index in no way suggests or implies an opinion by Russell as to the attractiveness or appropriateness of investment in any or all securities upon which the Index is based. Russell makes no representation, warranty or guarantee as to the accuracy, completeness, reliability, or otherwise of the Russell 2000 Index or any data included in the Index. Russell makes no representation or warranty regarding the use, or the results of use, of the Russell 2000 Index or any data included therein, or any security (or combination thereof) comprising the Index. Russell makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to the Russell 2000 Index or any data or any security (or combination thereof) included therein.

Additional Information Concerning the Barclays U.S. Aggregate Index (the “U.S. Aggregate Index”)

The Aggregate Bond Index Fund is not sponsored, endorsed, sold or promoted by Barclays. Barclays makes no representation or warranty, express or implied, to the owners of shares of the Aggregate Bond Index Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the U.S. Aggregate Index to track general performance. Barclays’s only relationship to the Aggregate Bond Index Fund is the licensing of certain trademarks and trade names of Barclays and of the U.S. Aggregate Index, which is determined, composed and calculated by Barclays without regard to the Fund. Barclays has no obligation to take the needs of the Aggregate Bond Index Fund or the owners of shares of the Fund into consideration in determining, composing or calculating the U.S. Aggregate Index. Barclays is not responsible for and has not participated in the determination of the price and number of shares of the Aggregate Bond Index Fund or the timing of the issuance or sale of shares of the Fund. Barclays has no obligation or liability in connection with the administration, marketing or trading of shares of the Aggregate Bond Index Fund.

Barclays does not guarantee the accuracy or the completeness of the U.S. Aggregate Index or any data included therein and Barclays shall have no liability for any errors, omissions or interruptions therein. Barclays makes no warranty, express or implied, as to results to be obtained by the Aggregate Bond Index Fund, owners of shares of the Fund or any other person or entity from the use of the U.S. Aggregate Index or any data included therein. Barclays makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the U.S. Aggregate Index or any data included therein. Without limiting any of the foregoing, in no event shall Barclays have any liability for any special, punitive, indirect or consequential damages (including lost profits), even if notified of the possibility of such damages.

ADDITIONAL INVESTMENTS AND RISKS

To the extent consistent with its investment objective and restrictions, each Fund or Portfolio may invest in the following instruments and use the following techniques.

Cash Reserves

Each Index Portfolio and the Tax Free Portfolio may hold portions of its assets in short-term debt instruments with remaining maturities of 397 days or less pending investment or to meet anticipated redemptions and day-to-day operating expenses. Short-term debt instruments consist of: (i) short-term obligations of the U.S. Government, its agencies, instrumentalities, authorities or political subdivisions; (ii) other short-term debt securities rated at the time of purchase Aa or higher by Moody’s Investors Service, Inc. (“Moody’s”) or AA or higher by S&P or, if unrated, of comparable quality in the opinion of SSgA Funds Management, Inc. (the “Adviser” or “SSgA FM”); (iii) commercial paper; (iv) bank obligations, including negotiable certificates of deposit, time deposits and bankers’ acceptances; and (v) repurchase agreements. At the time an Index Portfolio invests in commercial paper, bank obligations or repurchase agreements, the issuer or the issuer’s parent must have outstanding debt rated Aa or higher by Moody’s or AA or higher by S&P or outstanding commercial paper or bank obligations rated Prime-1 by Moody’s or A-1 by S&P; or, if no such ratings are available, the instrument must be of comparable quality in the opinion of the Adviser. To the extent that an Index Portfolio holds the foregoing instruments its ability to track its corresponding Index may be adversely affected. See Appendix A for more information on the ratings of debt instruments.

Credit Default Swaps

The Limited Duration Bond Portfolio may enter into credit default swap transactions. A credit default swap is an agreement between the Portfolio and a counterparty that enables the Portfolio to buy or sell protection against a credit event related to a specified issuer. One party, acting as a “protection buyer,” make periodic payments to the other party, a “protection seller,” in exchange for a promise by the protection seller to make a payment to the protection buyer if a negative credit event (such as a delinquent payment or default) occurs with respect to a referenced bond or group of bonds. Acting as a protection seller allows the Portfolio to create an investment exposure similar to owning a bond. Acting as a protection buyer allows the Portfolio potentially to reduce its credit exposure to a bond it owns or to take a “short” position in a bond it does not own.

As the protection buyer in a credit default swap, the Limited Duration Bond Portfolio may pay a premium (by means of periodic payments) in return for the right to deliver specified bonds or loans (such as those of a U.S. or foreign issuer or a basket of such issuers) to the protection seller and receive the par (or other agreed-upon) value upon default (or similar events) by the reference issuer. If no default occurs, the protection seller would keep the stream of payments and would have no further obligations to the Limited Duration Bond Portfolio. As the protection buyer, the Portfolio bears the risk that the investment might expire worthless and/or that the protection seller may fail to satisfy its payment obligations to the Portfolio in the event of a default (or similar event). In addition, when the Limited Duration Bond Portfolio is a protection buyer, the Portfolio’s investment would only generate income in the event of an actual default (or similar event) by the issuer of the underlying reference obligation.

The Limited Duration Bond Portfolio may also use credit default swaps for investment purposes by selling a credit default swap, in which case, the Limited Duration Bond Portfolio would be required to pay the par (or other agreed-upon) value of a referenced debt obligation to the protection buyer in the event of a default (or similar event) by the third-party reference issuer. In return for its obligation, the Limited Duration Bond Portfolio would receive from the protection buyer a periodic stream of payments over the term of the contract. If no credit event occurs, the Portfolio would keep the stream of payments and would have no payment obligations. As the protection seller in a credit default swap, the Portfolio effectively adds economic leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap.

The use of credit default swaps, like all swap agreements, is subject to certain risks, such as counterparty risk, leverage risk, hedging risk, correlation risk and liquidity risk. The Fund will enter into a credit default swap only with counterparties that the Adviser determines to meet certain standards of creditworthiness. If a counterparty’s creditworthiness declines, the value of the swap would likely decline because of the heightened risk that the counterparty may be unable to satisfy its payment obligations (particularly if the counterparty was the protection seller under the credit default swap contract). In addition, there is no guarantee that the Portfolio can eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

A Limited Duration Bond Portfolio’s exposure under a credit default swap may be considered leverage and as such be subject to the restrictions on leveraged derivatives.

Futures Contracts and Options on Futures

Each Index Portfolio may enter into futures contracts on securities in which it may invest or on indices comprised of such securities and may purchase and write call and put options on such contracts.

Futures contracts. A financial futures contract is a contract to buy or sell a specified quantity of financial instruments such as U.S. Treasury bills, notes and bonds at a specified future date at a price agreed upon when the contract is made. An index futures contract is a contract to buy or sell specified units of an index at a specified future date at a price agreed upon when the contract is made. The value of a unit is based on the current value of the index. Under such contracts no delivery of the actual securities making up the index takes place. Rather, upon expiration of the contract, settlement is made by exchanging cash in an amount equal to the difference between the contract price and the closing price of the index at expiration, net of variation margin previously paid. Futures contracts are traded in the United States only on commodity exchanges or boards of trade — known as “contract markets” — approved for such trading by the Commodity Futures Trading Commission (the “CFTC”), and must be executed through a futures commission merchant or brokerage firm which is a member of the relevant contract market.

Although many futures contracts by their terms call for actual delivery or acceptance of commodities or securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery, but rather by entering into an offsetting contract (a “closing transaction”). Upon entering into a futures contract, an Index Portfolio is required to deposit an initial margin with the futures broker. The initial margin serves as a “good faith” deposit that an Index Portfolio will honor its futures commitments. Subsequent payments (called “variation margin” or “maintenance margin”) to and from the broker are made on a daily basis as the price of the underlying security or commodity fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as “marking to the market.” Futures contracts also involve brokerage costs. If the Portfolio is unable to enter into a closing transaction, the amount of the Portfolio’s potential loss may be unlimited.

Each Index Portfolio will not commit more than 5% of the market value of its total assets to initial margin deposits on futures and premiums paid for options on futures.

The Limited Duration Bond Portfolio may enter into futures contracts on securities in which it may invest and may purchase and write call and put options on such contracts.

Registration under the Commodity Exchange Act. The State Street Equity 500 Index Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act (the “CEA”), and therefore, is not subject to registration or regulation as a pool operator under the CEA.

Options on futures contracts. In return for the premium paid, options on futures contracts give the purchaser the right to assume a position in a futures contract at the specified option exercise price at any time during the period of the option. Options on futures are similar to options on securities except that options on futures give the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account which represents the amount by which the market price of the futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures. If an option is exercised on the last trading day prior to its expiration date, the settlement will be made entirely in cash. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

As with options on securities, the holder or writer of an option may terminate his position by selling or purchasing an offsetting option. There is no guarantee that such closing transactions can be effected.

The Limited Duration Bond Portfolio will be required to deposit initial margin and maintenance margin with respect to put and call options on futures contracts written by it pursuant to brokers’ requirements similar to those described above in connection with the discussion of futures contracts.

Risks of transactions in futures contracts and related options. Successful use of futures contracts by the Limited Duration Bond Portfolio is subject to the Adviser’s ability to predict movements in various factors affecting financial markets. Compared to the purchase or sale of futures contracts, the purchase of call or put options on futures contracts involves less potential risk to the Portfolio because the maximum amount at risk is the premium paid for the options (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a futures contract would result in a loss to the Portfolio when the purchase or sale of a futures contract would not, such as when there is no movement in the prices of the hedged investments. The writing of an option on a futures contract involves risks similar to those risks relating to the sale of futures contracts.

The use of options and futures strategies involves the risk of imperfect correlation among movements in the prices of the securities underlying the futures and options purchased and sold by the Limited Duration Bond Portfolio, of the options and futures contracts themselves, and, in the case of hedging transactions, of the securities which are the subject of a hedge. The successful use of these strategies further depends on the ability of the Adviser to forecast interest rates and market movements correctly.

There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain market clearing facilities inadequate, and thereby result in the institution by exchanges of special procedures which may interfere with the timely execution of customer orders.

To reduce or eliminate a position held by the Limited Duration Bond Portfolio, the Portfolio may seek to close out such a position. The ability to establish and close out positions will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop or continue to exist for a particular futures contract or option. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain contracts or options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of contracts or options, or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of contracts or options (or a particular class or series of contracts or options), in which event the secondary market on that exchange for such contracts or options (or in the class or series of contracts or options) would cease to exist, although outstanding contracts or options on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would likely continue to be exercisable in accordance with their terms.

U.S. Treasury security futures contracts and options. Some U.S. Treasury security futures contracts require the seller to deliver, or the purchaser to take delivery of, the type of U.S. Treasury security called for in the contract at a specified date and price; others may be settled in cash. Options on U.S. Treasury security futures contracts give the purchaser the right in return for the premium paid to assume a position in a U.S. Treasury security futures contract at the specified option exercise price at any time during the period of the option.

Successful use of U.S. Treasury security futures contracts by the Limited Duration Bond Portfolio is subject to the Adviser’s ability to predict movements in the direction of interest rates and other factors affecting markets for debt securities. For example, if the Portfolio has sold U.S. Treasury security futures contracts in order to hedge against the possibility of an increase in interest rates which would adversely affect the values of securities held in its portfolio, and the prices of the Portfolio’s securities increase instead as a result of a decline in interest rates, the Portfolio will lose part or all of the benefit of the increased value of its securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Portfolio has insufficient cash, it may have to sell securities to meet daily maintenance margin requirements at a time when it may be disadvantageous to do so.

There is also a risk that price movements in U.S. Treasury security futures contracts and related options will not correlate closely with price movements in markets for particular securities. For example, if the Limited Duration Bond Portfolio has hedged against a decline in the values of tax-exempt securities held by it by selling Treasury security futures and the values of Treasury securities subsequently increase while the values of the Portfolio’s tax-exempt securities decrease, the Portfolio would incur losses on both the Treasury security futures contracts written by it and the tax-exempt securities held in its portfolio.

Illiquid Securities

Each Portfolio, except for the Treasury Portfolio, may invest in illiquid securities. Each Index Portfolio, Bond Portfolio and the Tax Free Portfolio will invest no more than 15% of its net assets in illiquid securities or securities that are not readily marketable, including repurchase agreements and time deposits of more than seven days’ duration. The absence of a regular trading market for illiquid securities imposes additional risks on investments in these securities. Illiquid securities may be difficult to value and may often be disposed of only after considerable expense and delay. Each Money Market Portfolio (and Money Market Fund) is managed in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”). As a result, each Money Market Portfolio (and Money Market Fund) has adopted the following liquidity policies (except as noted):

1.	The Portfolio/Fund may not purchase an illiquid security if, immediately after purchase, the Portfolio/Fund would have invested more than 5% of its total assets in illiquid securities (securities that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the market value ascribed to them by the Portfolio/Fund);

2.	The Portfolio/Fund may not purchase a security other than a security offering daily liquidity if, immediately after purchase, the Portfolio/Fund would have invested less than 10% of its total assets in securities offering daily liquidity (includes securities that mature or are subject to demand within one business day, cash or direct U.S. Government obligations) (this policy does not apply to the Tax Free Fund or the corresponding Tax Free Portfolio); and

3.	The Portfolio/Fund may not purchase a security other than a security offering weekly liquidity if, immediately after purchase, the Portfolio/Fund would have invested less than 30% of its total assets in securities offering weekly liquidity (includes securities that mature or are subject to demand within five business days, cash, direct U.S. Government obligations and Government agency discount notes with remaining maturities of 60 days or less).

Lending of Portfolio Securities

Each Index Portfolio may lend portfolio securities to brokers, dealers and other financial organizations in amounts up to 33 1/3% of the total value of its assets. Any such loan must be continuously secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the market value of the securities loaned by an Index Portfolio. An Index Portfolio would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned, and would receive an additional return that may be in the form of a fixed fee or a percentage of the collateral. An Index Portfolio would have the right to call the loan and obtain the securities loaned at any time on notice of not more than five business days. In the event of bankruptcy or other default of the borrower, an Index Portfolio could experience both delays in liquidating the loan collateral or recovering the loaned securities and losses including (a) possible decline in the value of collateral or in the value of the securities loaned during the period while the Portfolio seeks to enforce its rights thereto, (b) possible sub-normal levels of income and lack of access to income during this period, and (c) expenses of enforcing its rights. A Portfolio’s securities lending agent may be an affiliate of the Adviser, and would be compensated by the Portfolio for its services.

Options on Securities and Securities Indices

Each Index Portfolio may purchase or sell options on securities in which it may invest and on indices that are comprised of securities in which it may invest, subject to the limitations set forth above and provided such options are traded on a national securities exchange or in the over-the-counter market. Options on securities indices are similar to options on securities except there is no transfer of a security and settlement is in cash. A call option on a securities index grants the purchaser of the call, for a premium paid to the seller, the right to receive in cash an amount equal to the difference between the closing value of the index and the exercise price of the option times a multiplier established by the exchange upon which the option is traded. Typically, a call option will be profitable to the holder of the option if the value of the security or the index increases during the term of the option; a put option will be valuable if the value of the security or the index decreases during the term of the option. The Index Portfolios may also invest in warrants, which entitle the holder to buy equity securities at a specific price for a specific period of time.

Purchase of Other Investment Company Shares

Each Portfolio (except the Treasury Portfolio and the Treasury Plus Portfolio) may, to the extent permitted under the 1940 Act and exemptive rules and orders thereunder, invest in shares of other investment companies, which include Funds managed by SSgA FM, which invest exclusively in money market instruments or in investment companies with investment policies and objectives which are substantially similar to the Portfolio’s. These investments may be made temporarily, for example, to invest uncommitted cash balances or, in limited circumstances, to assist in meeting shareholder redemptions.

Repurchase Agreements

Each Portfolio, except for the Treasury Portfolio, may enter into repurchase agreements with banks and other financial institutions, such as broker-dealers. Under a repurchase agreement, the Portfolio purchases securities from a financial institution that agrees to repurchase the securities at the Portfolio’s original purchase price plus interest within a specified time (normally one business day). The Portfolio will limit repurchase transactions to those member banks of the Federal Reserve System and broker-dealers whose creditworthiness the Adviser considers satisfactory. Should the counterparty to a transaction fail financially, the Portfolio may encounter delay and incur costs before being able to sell the securities, or may be prevented from realizing on the securities. Further, the amount realized upon the sale of the securities may be less than that necessary to fully compensate the Portfolio.

Section 4(2) Commercial Paper/Rule 144A Securities

Each Portfolio, other than the Treasury Portfolios, may also invest in commercial paper issued in reliance on the private placement exemption from registration afforded by Section 4(2) of the Securities Act of 1933, as amended (“1933 Act”) (“Section 4(2) paper”) or in securities that that can be offered and sold only to “qualified institutional buyers” under Rule 144A of the 1933 Act (“Rule 144A securities”). The U.S. Government Portfolio may invest in Rule 144A securities, but not Section 4(2) paper.

Section 4(2) paper is restricted as to disposition under the federal securities laws and generally is sold to institutional investors that agree that they are purchasing the paper for investment and not with a view to public distribution. Any resale by the purchaser must be a transaction exempt from the registration requirements of the 1933 Act. Section 4(2) paper normally is resold to other institutional investors like the Portfolios through or with the assistance of the issuer or investment dealers that make a market in Section 4(2) paper. Rule 144A securities generally must be sold only to other institutional investors.

Section 4(2) paper and Rule 144A securities will not be considered illiquid for purposes of each Fund’s and Portfolio’s percentage limitations on illiquid securities when the Adviser (pursuant to guidelines adopted by the Board of Trustees) determines that a liquid trading market exists for the securities in question. There can be no assurance that a liquid trading market will exist at any time for any particular Section 4(2) paper or Rule 144A securities.

U.S. Government Securities

Each Portfolio may purchase U.S. Government securities. With respect to U.S. Government securities, the Treasury Portfolio will invest exclusively in direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes and bonds maturing within 397 days, and other mutual funds, subject to regulatory limitations, that invest exclusively in such obligations. The Treasury Plus Portfolio will invest only in direct obligations of the U.S. Treasury (U.S. Treasury bills, notes and bonds) and repurchase agreements collateralized by these obligations. The types of U.S. Government obligations in which each other Portfolio may at times invest include: (1) U.S. Treasury obligations and (2) obligations issued or guaranteed by U.S. Government agencies and instrumentalities which are supported by any of the following: (a) the full faith and credit of the U.S. Treasury, (b) the right of the issuer to borrow an amount limited to a specific line of credit from the U.S. Treasury, (c) discretionary authority of the U.S. Government agency or instrumentality, or (d) the credit of the instrumentality (examples of agencies and instrumentalities are: Federal Land Banks, Federal Housing Administration, Federal Farm Credit Bank, Farmers Home Administration, Export-Import Bank of the United States, Central Bank for Cooperatives, Federal Intermediate Credit Banks, Federal Home Loan Banks, General Services Administration, Maritime Administration, Tennessee Development Bank, Asian-American Development Bank, International Bank for Reconstruction and Development and Federal National Mortgage Association). No assurance can be given that in the future the U.S. Government will provide financial support to U.S. Government securities it is not obligated to support.

The Money Portfolios may purchase U.S. Government obligations on a forward commitment basis.

Treasury Inflation-Protected Securities

The Money Portfolios, except for the Treasury Portfolios, and the Limited Duration Bond Portfolio may invest in Inflation-Protection Securities (“IPSs”), a type of inflation-indexed Treasury security. IPSs typically provide for semiannual payments of interest and a payment of principal at maturity. In general, each payment will be adjusted to take into account any inflation or deflation that occurs between the issue date of the security and the payment date based on the Consumer Price Index for All Urban Consumers (“CPI-U”).

Each semiannual payment of interest will be determined by multiplying a single fixed rate of interest by the inflation-adjusted principal amount of the security for the date of the interest payment. Thus, although the interest rate will be fixed, the amount of each interest payment will vary with changes in the principal of the security as adjusted for inflation and deflation.

IPSs also provide for an additional payment (a “minimum guarantee payment”) at maturity if the security’s inflation-adjusted principal amount for the maturity date is less than the security’s principal amount at issuance. The amount of the additional payment will equal the excess of the security’s principal amount at issuance over the security’s inflation-adjusted principal amount for the maturity date.

When-Issued Securities

Each Portfolio may purchase securities on a when-issued basis. Delivery of and payment for these securities may take place as long as a month or more after the date of the purchase commitment. The value of these securities is subject to market fluctuation during this period, and no income accrues to the Portfolio until settlement takes place. When entering into a when-issued transaction, the Portfolio will rely on the other party to consummate the transaction; if the other party fails to do so, the Portfolio may be disadvantaged. The Money Portfolios will not invest more than 25% of their respective net assets in when-issued securities.

Securities purchased on a when-issued basis and held by a Portfolio are subject to changes in market value based upon actual or perceived changes in the level of interest rates. Generally, the value of such securities will fluctuate inversely to changes in interest rates — i.e., they will appreciate in value when interest rates decline and decrease in value when interest rates rise. Therefore, if in order to achieve higher interest income a Portfolio remains substantially fully invested at the same time that it has purchased securities on a “when-issued” basis, there will be a greater possibility of fluctuation in the Portfolio’s net asset value (“NAV”).

Reverse Repurchase Agreements

The Aggregate Bond Index Portfolio, the Tax Free Portfolio, the Limited Duration Bond Portfolio, the Money Market Portfolio and the U.S. Government Portfolio may enter into reverse repurchase agreements under the circumstances described in “Investment Restrictions.” Under a reverse repurchase agreement, a Portfolio sells portfolio securities to a financial institution in return for cash in an amount equal to a percentage of the portfolio securities’ market value and agrees to repurchase the securities at a future date at a prescribed repurchase price equal to the amount of cash originally received plus interest on such amount. A Portfolio retains the right to receive interest and principal payments with respect to the securities while they are in the possession of the securities. Reverse repurchase agreements may create investment leverage and involve the risk that the market value of securities sold by a Portfolio may decline below the price at which it is obligated to repurchase the securities. Reverse repurchase agreements also involve a risk of default by the counterparty, which may adversely affect a Portfolio’s ability to reacquire the underlying securities.

Total Return Swaps and Interest Rate Swaps

The Aggregate Bond Index Portfolio and the Bond Portfolio may contract with a counterparty to pay a stream of cash flows and receive the total return of an index or a security for purposes of attempting to obtain a particular desired return at a lower cost to the Portfolio than if the Portfolio had invested directly in an instrument that yielded that desired return. A Portfolio’s return on a swap will depend on the ability of its counterparty to perform its obligations under the swap. The Adviser will cause the Portfolio to enter into swap agreements only with counterparties that would be eligible for consideration as repurchase agreement counterparties under the Portfolio’s repurchase agreement guidelines.

The Aggregate Bond Index Portfolio and Limited Duration Bond Portfolio may enter into interest rate swap transactions with respect to any security they are entitled to hold. Interest rate swaps involve the exchange by a Portfolio with another party of their respective rights to receive interest, e.g., an exchange of floating rate payments for fixed rate payments. A Portfolio expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio or to protect against any increase in the price of securities it anticipates purchasing at a later date. The Portfolios intend to use these transactions as a hedge and not as a speculative investment. For example, the Portfolios may enter into an interest rate swap in order to protect against declines in the value of fixed income securities held by the Portfolios. In such an instance, the Portfolios may agree with a counterparty to pay a fixed rate (multiplied by a notional amount) and the counterparty to pay a floating rate multiplied by the same notional amount. If interest rates rise, resulting in a diminution in the value of a Portfolio, the Portfolio would receive payments under the swap that would offset, in whole or in part, such diminution in value; if interest rates fall, the Portfolio would likely lose money on the swap transaction.

Eurodollar Certificates of Deposit (“ECDs”), Eurodollar Time Deposits (“ETDs”) and Yankee Certificates of Deposit (“YCDs”)

The Aggregate Bond Index Portfolio, the Limited Duration Bond Portfolio, the Money Market Portfolio and the U.S. Government Portfolio may invest in ECDs, ETDs and YCDs. ECDs and ETDs are U.S. dollar denominated certificates of deposit issued by foreign branches of domestic banks and foreign banks. YCDs are U.S. dollar denominated certificates of deposit issued by U.S. branches of foreign banks.

Different risks than those associated with the obligations of domestic banks may exist for ECDs, ETDs and YCDs because the banks issuing these instruments, or their domestic or foreign branches, are not necessarily subject to the same regulatory requirements that apply to domestic banks, such as loan limitations, examinations and reserve, accounting, auditing, recordkeeping and public reporting requirements. Obligations of foreign issuers also involve risks such as future unfavorable political and economic developments, withholding tax, seizures of foreign deposits, currency controls, interest limitations, and other governmental restrictions that might affect repayment of principal or payment of interest, or the ability to honor a credit commitment.

Forward Commitments

The Aggregate Bond Index Portfolio, the Bond Portfolio, the Tax Free Portfolio and the Money Portfolios may enter into contracts to purchase securities for a fixed price at a future date beyond customary settlement time (“forward commitments”) , consistent with the Fund’s ability to manage its investment portfolio, meet redemption requests, and for each Money Market Fund, maintain a stable net asset value. Forward commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the Portfolio’s other assets. Where such purchases are made through dealers, the Portfolio relies on the dealer to consummate the sale. The dealer’s failure to do so may result in the loss to the Portfolio of an advantageous yield or price.

Although a Portfolio will generally enter into forward commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, a Portfolio may dispose of a commitment prior to settlement if the Adviser deems it appropriate to do so. A Portfolio may realize short-term profits or losses upon the sale of forward commitments. When effecting such transactions, cash or other liquid assets (such as liquid high quality debt obligations) held by the Fund of a dollar amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Fund’s records at the trade date and maintained until the transaction is settled. Such segregated assets will be marked to market on a daily basis, and if the market value of such assets declines, additional cash or assets will be segregated so that the market value of the segregated assets will equal the amount of such the Fund’s obligations. Forward commitments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, or if the other party fails to complete the transaction.

Investment-Grade Bonds

The Aggregate Bond Index Portfolio and the Money Market Portfolio may invest in corporate notes and bonds that are rated investment-grade by a nationally recognized statistical rating organization (“NRSRO”) (and, in the case of the Money Market Portfolio, rated in one of the two short-term highest rating categories by at least two NRSROs or by one NRSRO if only one NRSRO has rated the security) or, if unrated, are of comparable quality to the rated securities described above, as determined by the Adviser, in accordance with procedures established by the Board of Trustees. Investment-grade securities include securities rated Baa or higher by Moody’s or BBB- or higher by S&P (and securities of comparable quality); securities rated Baa or BBB may have speculative characteristics.

Mortgage-Related Securities

The Aggregate Bond Index Portfolio, the Limited Duration Bond Portfolio, the Money Market Portfolio and the U.S. Government Portfolio may invest in mortgage-related securities. Mortgage-related securities represent an interest in a pool of, or are secured by, mortgage loans. Mortgage-related securities may be issued or guaranteed by (i) US Government agencies or instrumentalities such as the Government National Mortgage Association (“GNMA”) (also known as Ginnie Mae), the Federal National Mortgage Association (“FNMA”) (also known as

Fannie Mae) and the Federal Home Loan Mortgage Corporation (“FHLMC”) (also known as Freddie Mac) or (ii) other issuers, including private companies.

Many mortgage-related securities provide regular payments which consist of interest and, in most cases, principal. In contrast, other forms of debt securities normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. In effect, payments on many mortgage-related securities are a “pass-through” of the payments made by the individual borrowers on their mortgage loans, net of any fees paid to the issuer or guarantor of such securities.

Besides the scheduled repayment of principal, repayments of principal may result from the voluntary prepayment, refinancing or foreclosure of the underlying mortgage loans. If property owners make unscheduled prepayments of their mortgage loans, these prepayments will typically result in early payment of the applicable mortgage-related securities. The occurrence of mortgage prepayments is affected by a variety of factors including the level of interest rates, general economic conditions, the location and age of the mortgage, and other social and demographic conditions. During periods of falling interest rates, the rate of mortgage prepayments tends to increase, thereby tending to decrease the life of mortgage-related securities. During periods of rising interest rates, the rate of mortgage prepayments usually decreases, thereby tending to increase the life of mortgage-related securities.

Because of the possibility of prepayments (and due to scheduled repayments of principal), mortgage-related securities are less effective than other types of securities as a means of “locking in” attractive long-term interest rates. Prepayments would have to be reinvested at lower rates. As a result, these securities may have less potential for capital appreciation during periods of declining interest rates than other securities of comparable maturities, although they may have a similar risk of decline in market value during periods of rising interest rates. Prepayments may also significantly shorten the effective maturities of these securities, especially during periods of declining interest rates. Conversely, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to a greater risk of decline in market value in response to rising interest rates than traditional debt securities, and, therefore, potentially increasing the volatility of the Funds.

Collateralized mortgage obligations (“CMOs”) may be issued by a U.S. Government agency or instrumentality or by a private issuer. CMOs are typically structured with classes or series that have different maturities and are generally retired in sequence. Each class of obligations receives periodic interest payments according to its terms. However, monthly principal payments and any prepayments from the collateral pool are generally paid first to the holders of the most senior class. Thereafter, payments of principal are generally allocated to the next most senior class of obligations until that class of obligations has been fully repaid. Any or all classes of obligations of a CMO may be paid off sooner than expected because of an increase in the payoff speed of the pool. Changes in prepayment rates may have significant effects on the values and the volatility of the various classes and series of a CMO. Payment of interest or principal on some classes or series of a CMO may be subject to contingencies or some classes or series may bear some or all of the risk of default on the underlying mortgages.

Stripped mortgage-related securities are usually structured with two classes that receive different portions of the interest and principal distributions on a pool of mortgage loans. The yield to maturity on an interest only or “IO” class of stripped mortgage-related securities is extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the underlying assets. A rapid rate of principal prepayments may have a measurable adverse effect on a Fund’s yield to maturity to the extent it invests in IOs. If the assets underlying the IO experience greater than anticipated prepayments of principal, the Fund may fail to recoup fully, or at all, its initial investment in these securities. Conversely, principal only securities or “POs” tend to increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The secondary market for stripped mortgage-related securities may be more volatile and less liquid than that for other mortgage-related securities, potentially limiting a Fund’s ability to buy or sell those securities at any particular time.

Government Mortgage-Related Securities

GNMA is the principal federal government guarantor of mortgage-related securities. GNMA is a wholly owned U.S. Government corporation within the Department of Housing and Urban Development. It guarantees, with the full faith and credit of the United States, full and timely payment of all monthly principal and interest on its mortgage-related securities. GNMA pass-through securities are considered to have a relatively low risk of default in that (1) the underlying mortgage loan portfolio is comprised entirely of government-backed loans and (2) the timely payment of both principal and interest on the securities is guaranteed by the full faith and credit of the U.S. Government, regardless of whether they have been collected. GNMA pass-through securities are, however, subject to the same interest rate risk as comparable privately issued mortgage-related securities. Therefore, the effective maturity and market value of a fund’s GNMA securities can be expected to fluctuate in response to changes in interest rate levels.

Residential mortgage loans are also pooled by FHLMC, a corporate instrumentality of the U.S. Government. The mortgage loans in FHLMC’s portfolio are not government backed; FHLMC, not the U.S. Government, guarantees the timely payment of interest and ultimate collection of principal on FHLMC securities. FHLMC also issues guaranteed mortgage certificates, on which it guarantees semiannual interest payments and a specified minimum annual payment of principal.

FNMA is a government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development. FNMA purchases residential mortgages from a list of approved seller/servicers, which include savings and loan associations, savings banks, commercial banks, credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest only by FNMA, not the U.S. Government.

Mortgage-Backed Security Rolls

The Aggregate Bond Index Portfolio may enter into “forward roll” transactions with respect to mortgage-related securities issued by GNMA, FNMA or FHLMC. In a forward roll transaction, a Portfolio will sell a mortgage-related security to a bank or other permitted entity and simultaneously agree to repurchase a similar security from the institution at a later date at an agreed upon price. The mortgage securities that are repurchased will typically bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories than those sold. A Portfolio that engages in a forward roll transaction forgoes principal and interest paid on the securities sold during the roll period, but is compensated by the difference between the current sales price and the lower forward price for the future purchase. In addition, a Portfolio earns interest by investing the transaction proceeds during the roll period. A forward roll transaction may create investment leverage. A Portfolio is subject to the risk that the value of securities to be purchased pursuant to a forward roll transaction will decline over the roll period, and that the Portfolio’s counterparty may be unwilling or unable to perform its obligations to the Portfolio. Upon entering into a mortgage-backed security roll, the participating Portfolio will segregate on its records cash, US Government securities or other high-grade debt securities in an amount sufficient to cover to its obligation under the roll.

Other Asset-Backed Securities

The Aggregate Bond Index Portfolio and the Money Market Portfolio may invest in asset-backed securities that are not mortgage-related. Asset-backed securities other than mortgage-related securities represent undivided fractional interests in pools of instruments, such as consumer loans, and are typically similar in structure to mortgage-related pass-through securities. Payments of principal and interest are passed through to holders of the securities and are typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guarantee by another entity, or by priority to certain of the borrower’s other securities. The degree of credit-enhancement, if any, varies, applying only until exhausted and generally covering only a fraction of the security’s par value.

The value of such asset-backed securities is affected by changes in the market’s perception of the asset backing the security, changes in the creditworthiness of the servicing agent for the instrument pool, the originator of the instruments, or the financial institution providing any credit enhancement and the expenditure of any portion of any credit enhancement. The risks of investing in asset-backed securities are ultimately dependent upon payment of the underlying instruments by the obligors, and a Fund would generally have no recourse against the obligee of the instruments in the event of default by an obligor. The underlying instruments are subject to prepayments which shorten the duration of asset-backed securities and may lower their return, in generally the same manner as described above for prepayments of pools of mortgage loans underlying mortgage-related securities.

Variable and Floating Rate Securities

The Aggregate Bond Index Portfolio, the Bond Portfolio, the Money Market Portfolio, the Tax Free Portfolio and the U.S. Government Portfolio may invest in variable and floating rate securities. Variable rate securities are instruments issued or guaranteed by entities such as (1) U.S. Government, or an agency or instrumentality thereof, (2) corporations, (3) financial institutions, (4) insurance companies or (5) trusts that have a rate of interest subject to adjustment at regular intervals but less frequently than annually. A variable rate security provides for the automatic establishment of a new interest rate on set dates. Interest rates on these securities are ordinarily tied to, and are a percentage of, a widely recognized interest rate, such as the yield on 90-day U.S. Treasury bills or the prime rate of a specified bank. These rates may change as often as twice daily. Generally, changes in interest rates will have a smaller effect on the market value of variable and floating rate securities than on the market value of comparable fixed income obligations. Thus, investing in variable and floating rate securities generally allows less opportunity for capital appreciation and depreciation than investing in comparable fixed income securities. Variable rate obligations will be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate. The Limited Duration Bond Portfolio may also invest in funding agreements, which are privately placed, unregistered obligations negotiated with a purchaser.

Variable Amount Master Demand Notes

The Money Market Portfolio and the Bond Portfolio may invest in variable amount master demand notes which are unsecured obligations that are redeemable upon demand and are typically unrated. These instruments are issued pursuant to written agreements between their issuers and holders. The agreements permit the holders to increase (subject to an agreed maximum) and the holders and issuers to decrease the principal amount of the notes, and specify that the rate of interest payable on the principal fluctuates according to an agreed formula. Generally, changes in interest rates will have a smaller effect on the market value of these securities than on the market value of comparable fixed income obligations. Thus, investing in these securities generally allows less opportunity for capital appreciation and depreciation than investing in comparable fixed income securities. There may be no active secondary market with respect to a particular variable rate instrument.

Zero Coupon Securities

The Aggregate Bond Index Portfolio, the Bond Portfolio, the Money Market Portfolio and the U.S. Government Portfolio may invest in zero coupon securities. Zero coupon securities are notes, bonds and debentures that: (1) do not pay current interest and are issued at a substantial discount from par value; (2) have been stripped of their unmatured interest coupons and receipts; or (3) pay no interest until a stated date one or more years into the future. These securities also include certificates representing interests in such stripped coupons and receipts. Generally, changes in interest rates will have a greater impact on the market value of a zero coupon security than on the market value of the comparable securities that pay interest periodically during the life of the instrument. The Portfolios will not receive cash payments on a current basis from the issuer in respect of accrued original issue discount (“OID”), but investors will be required to accrue OID for U.S. federal income tax purposes. To generate sufficient cash for a Fund to make the requisite distributions to maintain its qualification for treatment as a “regulated investment company” (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”), a Fund may be required to redeem a portion of its interest in a Portfolio in order to obtain sufficient cash to satisfy the 90% distribution requirement with respect to the OID accrued on zero coupon bonds. The Portfolio in turn may sell investments in order to meet such redemption requests, including at a time when it may not be advantageous to do so.

The Money Portfolio, the U.S. Government Portfolio and the Bond Portfolio may invest no more than 25% of their respective total assets in stripped securities that have been stripped by their holder, typically a custodian bank or investment brokerage firm. A number of securities firms and banks have stripped the interest coupons and resold them in custodian receipt programs with different names such as Treasury Income Growth Receipts (“TIGRS”) and Certificates of Accrual on Treasuries (“CATS”). Privately-issued stripped securities such as TIGRS and CATS are not themselves guaranteed by the U.S. Government, but the future payment of principal or interest on U.S. Treasury obligations which they represent is so guaranteed.

Municipal and Municipal-Related Securities

Municipal securities may bear fixed, floating or variable rates of interest or may be zero coupon securities. Municipal securities are generally of two types: general obligations and revenue obligations. General obligations are backed by the full faith and credit of the issuer. These securities include tax anticipation notes, bond anticipation notes, general obligation bonds and commercial paper. Revenue obligations are backed by the revenues generated from a specific project or facility and include industrial development bonds and private activity bonds. Tax anticipation notes are issued to finance working capital needs of municipalities and are generally issued in anticipation of future tax revenues. Bond anticipation notes are issued in expectation of the issuer obtaining longer-term financing.

The Tax Free Portfolio and the Bond Portfolio may invest in municipal and municipal-related securities. Municipal obligations are affected by economic, business or political developments. These securities may be subject to provisions of litigation, bankruptcy and other laws affecting the rights and remedies of creditors, or may become subject to future laws extending the time for payment of principal and/or interest, or limiting the rights of municipalities to levy taxes. The Portfolios may be more adversely impacted by changes in tax rates and policies than other funds. Because interest income from municipal securities is normally not subject to regular federal income taxation, the attractiveness of municipal securities in relation to other investment alternatives is affected by changes in federal income tax rates applicable to, or the continuing federal income tax-exempt status of, such interest income. Any proposed or actual changes in such rates or exempt status, therefore, can significantly affect the demand for and supply, liquidity and marketability of municipal securities. This could in turn affect a Portfolio’s ability to acquire and dispose of municipal securities at desirable yield and price levels. Concentration of a Portfolio’s investments in these municipal obligations will subject the Portfolio, to a greater extent than if such investment was not so concentrated, to the risks of adverse economic, business or political developments affecting the particular state, industry or other area of concentration. Issuers, including governmental issuers, of municipal securities may be unable to pay their obligations as they become due. Recent declines in tax revenues, and increases in liabilities, such as pension and health care liabilities, may increase the actual or perceived risk of default on such securities.

Auction Rate Securities.

Auction rate municipal securities permit the holder to sell the securities in an auction at par value at specified intervals. The dividend or interest is typically reset by “Dutch” auction in which bids are made by broker-dealers and other institutions for a certain amount of securities at a specified minimum yield. The rate set by the auction is the lowest interest or dividend rate that covers all securities offered for sale. While this process is designed to permit auction rate securities to be traded at par value, there is the risk that an auction will fail due to insufficient demand for the securities. A Portfolio will take the time remaining until the next scheduled auction date into account for purposes of determining the securities’ duration. The Tax Free Portfolio does not invest in auction rate securities.

Industrial Development and Private Activity Bonds.

Industrial development bonds are issued to finance a wide variety of capital projects including: electric, gas, water and sewer systems; ports and airport facilities; colleges and universities; and hospitals. The principal security for these bonds is generally the net revenues derived from a particular facility, group of facilities, or in some cases, the proceeds of a special excise tax or other specific revenue sources. Although the principal security behind these bonds may vary, many provide additional security in the form of a debt service reserve fund whose money may be used to make principal and interest payments on the issuer’s obligations. Some authorities provide further security in the form of a state’s ability without obligation to make up deficiencies in the debt service reserve fund.

Private activity bonds are considered municipal securities if the interest paid thereon is exempt from federal income tax and are issued by or on behalf of public authorities to raise money to finance various privately operated facilities for business and manufacturing, housing, sports, and pollution control. These bonds are also used to finance public facilities such as airports, mass transit systems, ports and parking. The payment of the principal and interest on such bonds is dependent solely on the ability of the facility’s user to meet its financial obligations and the value of any real or personal property pledged as security for such payment. As noted in each Portfolio’s Prospectus and discussed below under “Taxation of the Funds,” interest income on these bonds may be an item of tax preference subject to federal alternative minimum tax for individuals and corporations.

Insured Municipal Securities.

Insured municipal securities are those for which scheduled payments of interest and principal are guaranteed by a private (non-governmental) insurance company. The insurance entitles a fund to receive only the face or par value of the securities held by the fund, but the ability to be paid is limited to the claims paying ability of the insurer. The insurance does not guarantee the market value of the municipal securities or the net asset value of a fund’s shares. Insurers are selected based upon the diversification of its portfolio and the strength of the management team which contributes to the claims paying ability of the entity. However, the Adviser selects securities based upon the underlying credit with bond insurance viewed as an enhancement only. The Adviser’s objective is to have an enhancement that provides additional liquidity to insulate against volatility in changing markets.

Municipal Leases.

The Tax Free Portfolio may purchase participation interests in municipal obligations, including municipal lease/purchase agreements. Municipal leases are an undivided interest in a portion of an obligation in the form of a lease or installment purchase issued by a state or local government to acquire equipment or facilities. These instruments may have fixed, floating or variable rates of interest, with remaining maturities of 13 months or less. Certain participation interests may permit a Portfolio to demand payment on not more than seven days’ notice, for all or any part of the fund’s interest, plus accrued interest.

Municipal leases frequently have special risks not normally associated with general obligation or revenue bonds. Some leases or contracts include “non-appropriation” clauses, which provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis. To reduce these risks, the Portfolios will only purchase municipal leases subject to a non-appropriation clause when the payment of principal and accrued interest is backed by a letter of credit or guarantee of a bank.

Whether a municipal lease agreement will be considered illiquid for the purpose of a Portfolio’s restriction on investments in illiquid securities will be determined in accordance with procedures established by the Board of Trustees.

Pre-Refunded Municipal Securities.

The interest and principal payments on pre-refunded municipal securities are typically paid from the cash flow generated from an escrow fund consisting of U.S. Government securities. These payments have been “pre-refunded” using the escrow fund.

Tender Option Bonds.

A tender option is a municipal obligation (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term tax exempt rates, that has been coupled with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which such institution grants the security holders the option, at periodic intervals, to tender their securities to the institution and receive the face value thereof. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the municipal obligation’s fixed coupon rate and the rate, as determined by a remarketing or similar agent at or near the commencement of such period, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term tax exempt rate. Subject to applicable regulatory requirements, a Portfolio may buy tender option bonds if the agreement gives the Portfolio the right to tender the bond to its sponsor no less frequently than once every 397 days. The Adviser will consider on an ongoing basis the creditworthiness of the issuer of the underlying obligation, any custodian and the third party provider of the tender option. In certain instances and for certain tender option bonds, the option may be terminable in the event of a default in payment of principal or interest on the underlying municipal obligation and for other reasons.

Tax Exempt Commercial Paper

The Tax Free Portfolio and the Bond Portfolio may invest in tax exempt commercial paper. Tax exempt commercial paper is a short-term obligation with a stated maturity of 365 days or less. It is typically issued to finance seasonal working capital needs or as short-term financing in anticipation of longer term financing. Each instrument may be backed only by the credit of the issuer or may be backed by some form of credit enhancement, typically in the form of a guarantee by a commercial bank. Commercial paper backed by guarantees of foreign banks may involve additional risk due to the difficulty of obtaining and enforcing judgments against such banks and the generally less restrictive regulations to which such banks are subject. The Portfolios will only invest in commercial paper rated at the time of purchase not less than Prime-1 by Moody’s Investors Service, Inc., A-1 by Standard & Poor’s Rating Group or F-1 by Fitch Ratings. See Appendix A for more information on the ratings of debt instruments.

Fundamental Investment Restrictions

The Portfolios in which the Funds invest each have substantially the same investment restrictions as their corresponding Funds. In reviewing the description of a Fund’s investment restrictions below, you should assume that the investment restrictions of the corresponding Portfolio are the same in all material respects as those of the Fund.

The Trust has adopted the following restrictions applicable to the Funds, which may not be changed without the affirmative vote of a “majority of the outstanding voting securities” of a Fund, which is defined in the 1940 Act to mean the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund and (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares are present at the meeting in person or by proxy.

1.	A Fund may borrow money and issue senior securities to the extent consistent with applicable law from time to time.

2.	A Fund may make loans, including to affiliated investment companies, to the extent consistent with applicable law from time to time.

3.	A Fund may purchase or sell commodities to the extent consistent with applicable law from time to time.

4.	A Fund may purchase, sell or hold real estate to the extent consistent with applicable law from time to time.

5.	A Fund may underwrite securities to the extent consistent with applicable law from time to time.

For the State Street Equity 500 Index Fund, State Street Equity 400 Index Fund, State Street Equity 2000 Index Fund, State Street Aggregate Bond Index Fund, State Street Institutional Limited Duration Bond Fund (“Non-Money Market Funds”):

6.	A Fund may not purchase any security if, as a result, 25% or more of the Fund’s total assets (taken at current value) would be invested in a particular industry (for purposes of this restriction, investment companies are not considered to constitute a particular industry or group of industries), except as is consistent with applicable law from time to time and as follows: the Fund is permitted to invest without limit in “government securities” (as defined in the 1940 Act) and tax-exempt securities issued by a U.S. territory or possession, a state or local government, or a political subdivision of any of the foregoing. The Fund may concentrate its investments in securities of issuers in the same industry as may be necessary to approximate the composition of the Fund’s underlying Index.

For the State Street Institutional Liquid Reserves Fund, State Street Institutional U.S. Government Money Market Fund, State Street Institutional Treasury Money Market Fund, State Street Institutional Treasury Plus Money Market Fund and State Street Institutional Tax Free Money Market Fund (collectively, the “Money Market Funds”):

6.	A Fund may not purchase any security if, as a result, 25% or more of the Fund’s total assets (taken at current value) would be invested in a particular industry (for purposes of this restriction, investment companies are not considered to constitute a particular industry or group of industries), except as is consistent with applicable law from time to time and as follows: the Fund is permitted to invest without limit in “government securities” (as defined in the 1940 Act), tax-exempt securities issued by a U.S. territory or possession, a state or local government, or a political subdivision of any of the foregoing and bankers’ acceptances, certificates of deposit and similar instruments issued by: (i) U.S. banks, (ii) U.S. branches of foreign banks (in circumstances in which the Adviser determines that the U.S. branches of foreign banks are subject to the same regulation as U.S. banks), (iii) foreign branches of U.S. banks (in circumstances in which the Adviser determines that the Fund will have recourse to the U.S. bank for the obligations of the foreign branch), and (iv) foreign branches of foreign banks (to the extent that the Adviser determines that the foreign branches of foreign banks are subject to the same or substantially similar regulations as U.S. banks).

With respect to the Money Market Funds’ investment policy on concentration (#6 above), a Fund may concentrate in bankers’ acceptances, certificates of deposit and similar instruments when, in the opinion of the Adviser, the yield, marketability and availability of investments meeting the Fund’s quality standards in the banking industry justify any additional risks associated with the concentration of the Fund’s assets in such industry.

For each Fund, all percentage limitations (except the limitation to borrowings) on investments will apply at the time of the making of an investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment. Except for the investment restrictions expressly identified as fundamental, or to the extent designated as such in the Prospectus with respect to a Fund, the other investment policies described in this SAI or in the Prospectus are not fundamental and may be changed by approval of the Trustees without shareholder approval.

The interest holders of each master portfolio have approved the same fundamental investment restrictions as the corresponding Fund.

Non-Fundamental Investment Restrictions

In addition, it is contrary to the Index Funds’ present policies, which may be changed without shareholder approval, to invest in (a) securities which are not readily marketable, (b) securities restricted as to resale (excluding securities determined by the Trustees of the Trust (or the person designated by the Trustees of the Trust to make such determinations) to be readily marketable), and (c) repurchase agreements maturing in more than seven days, if, as a result, more than 15% of the Fund’s net assets (taken at current value) would be invested in securities described in (a), (b) and (c) above.

Disclosure of Portfolio Holdings

Introduction

The policies set forth below to be followed by the State Street Bank and Trust Company (“State Street”) and SSgA Funds Management, Inc. (“SSgA FM” and, collectively, the “Service Providers”) for the disclosure of information about the portfolio holdings of the SSgA Funds, State Street Master Funds, and State Street Institutional Investment Trust (each, a “Trust”). These disclosure policies are intended to ensure compliance by the Service Providers and the Trust with applicable regulations of the federal securities laws, including the Investment Company Act of 1940, as amended (“1940 Act”) and the Investment Advisers Act of 1940, as amended. The Board of Trustees of the Trust must approve all material amendments to the policy.

General Policy

It is the policy of the Service Providers to protect the confidentiality of client holdings and prevent the selective disclosure of non-public information concerning the Trust.

Exception

No information concerning the portfolio holdings of the Trust may be disclosed to any party (including shareholders) except as provided below.

Publicly Available Information. Any party may disclose portfolio holdings information after the holdings are publicly available.

Disclosure of the complete holdings of each series of the Trust (each, a “Fund”) is required to be made quarterly within 60 days of the end of the Fund’s fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q (filed after the first and third fiscal quarters). These reports are available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov. Each Fund will also make complete portfolio holdings available generally no later than 60 calendar days after the end of such Fund’s fiscal quarter or subsequent to periodic portfolio holdings disclosure in the Fund’s filings with the SEC or on their website. Each money market fund generally will post on its website (or, in the case of a master fund, on the corresponding feeder fund’s website) a full list of its portfolio holdings each Friday reflecting the portfolio holdings of the fund on the immediately preceding Wednesday. Each money market fund will also post a full list of its portfolio holdings on its website (or, in the case of a master fund, on the corresponding feeder fund’s website) no later than the fifth business day of each month reflecting its portfolio holdings as of the last business day of the previous month. Such monthly posting shall contain such information as required by Rule 2a-7(c)(12) under the 1940 Act and remain posted on the website for not less than six months.

Press Interviews Brokers and Other Discussions

Portfolio managers and other senior officers or spokespersons of the Service Providers or the Trust may disclose or confirm the ownership of any individual portfolio holding position to reporters, brokers, shareholders, consultants or other interested persons only if such information has been previously publicly disclosed in accordance with these disclosure policies. For example, a portfolio manager discussing the Trust may indicate that he owns XYZ Company for the Trust only if the Trust’s ownership of such company has previously been publicly disclosed.

Trading Desk Reports

State Street Global Advisors’ trading desk may periodically distribute lists of investments held by its clients (including the Trust) for the general analytical research purposes. In no case may such lists identify individual clients or individual client position sizes. Furthermore, in the case of equity securities, such lists shall not show aggregate client position sizes.

Miscellaneous

Confidentiality Agreement. No non-public disclosure of the Trust’s portfolio holdings will be made to any party unless such party has signed a written Confidentiality Agreement. For purposes of the disclosure policies, any Confidentiality Agreement must be in a form and substance acceptable to, and approved by, the Trust’s officers.

Evaluation Service Providers. There are numerous mutual fund evaluation services (Morningstar and Lipper) and due diligence departments of broker-dealers and wirehouses that regularly analyze the portfolio holdings of mutual funds in order to monitor and report on various attributes. These services and departments then distribute the results of their analysis to the public, paid subscribers and/or in-house brokers. In order to facilitate the review of the Trust by these services and departments, the Trust may distribute (or authorize the Service Providers and the Trust’s custodian or fund accountants to distribute) month-end portfolio holdings to such services and departments only if such entity has executed a confidentiality agreement.

Additional Restrictions. Notwithstanding anything herein to the contrary, the Trust’s Board of Trustees, State Street and SSgA FM may, on a case-by-case basis, impose additional restrictions on the dissemination of portfolio information beyond those found in these disclosure policies.

Waivers of Restrictions. These disclosure policies may not be waived, or exceptions made, without the consent of the Trust’s officers. All waivers and exceptions involving the Trust will be disclosed to the Board of Trustees of the Trust no later than its next regularly scheduled quarterly meeting.

Disclosures Required by Law. Nothing contained herein is intended to prevent the disclosure of portfolio holdings information as may be required by applicable law. For example, SSgA FM, State Street, the Trust or any of its affiliates or service providers may file any report required by applicable law (such as Schedules 13D, 13G and 13F or Form N-MFP), respond to requests from regulators and comply with valid subpoenas.

MANAGEMENT OF THE TRUST

The Trustees are responsible for generally overseeing the Trust’s business. The following table provides information with respect to each Trustee, including those Trustees who are not considered to be “interested” as that term is defined in the 1940 Act (the “Independent Trustees”), and officer of the Trust.

NAME, ADDRESS, AND AGE	POSITION(S) HELD WITH TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION DURING PAST FIVE YEARS	NUMBER OF FUNDS IN FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING PAST FIVE YEARS

INDEPENDENT TRUSTEES
Michael F. Holland Holland & Company, LLC 375 Park Avenue New York, NY 10152 YOB: 1944	Trustee and Co-Chairman of the Board	Term: Indefinite Elected: 7/99	Chairman, Holland & Company L.L.C. (investment adviser) (1995- present).	56	Trustee and Co-Chairman, State Street Master Funds; Trustee and Co-Chairman, SSgA Funds; Director, the Holland Series Fund, Inc.; Trustee, Vanguard Charitable Endowment Fund; Director, The China Fund, Inc.; Director, The Taiwan Fund, Inc.; Director, Reaves Utility Income Fund, Inc.; and Director, Blackstone/GSO Loan Funds.

Patrick J. Riley State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1948	Trustee and Co-Chairman of the Board	Term: Indefinite Elected: 1/14	2002 to May 2010, Associate Justice of the Superior Court, Commonwealth of Massachusetts; 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); 1998 to Present, Independent Director, State Street Global Advisers Ireland, Ltd. (investment company); 1998 to	56	Trustee and Co-Chairman, State Street Master Funds; Trustee and Co-Chairman, SSgA Funds; Board Director and Chairman, SPDR Europe I,

			Present, Independent Director, SSgA Liquidity plc (formerly, SSgA Cash Management Fund plc); January 2009 to Present, Independent Director, SSgA Fixed Income plc; and January 2009 to Present, Independent Director, SSgA Qualified Funds PLC.		PLC (2011-Present); Board Director and Chairman, SPDR Europe II, PLC (2013- Present).

William L. Boyan State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1937	Trustee and Co-Chairman of the Valuation Committee	Term: Indefinite Elected: 7/99	President and Chief Operations Officer, John Hancock Financial Services (1959 – 1999). Mr. Boyan retired in 1999. Chairman Emeritus, Children’s Hospital, Boston, MA (1984 – 2011); Former Trustee of Old Mutual South Africa Master Trust (investments) (1995 – 2008); Former Chairman, Boston Plan For Excellence, Boston Public Schools (1995 – 2010); Member of Advisory Board of Florida Atlantic University Lifelong Learning Society.	56	Trustee, State Street Master Funds; Trustee, SSgA Funds; Former Trustee of Old Mutual South Africa Master Trust; Trustee, Children’s Hospital, Boston, MA.

William L. Marshall State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1942	Trustee and Co-Chairman of the Audit Committee	Term: Indefinite Elected: 1/14	April 2011 to Present, Chairman (until April 2011, Chief Executive Officer and President), Wm. L. Marshall Associates, Inc., Wm. L. Marshall Companies, Inc. and the Marshall Financial Group, Inc. (a registered investment adviser and provider of financial and related consulting services); Certified Financial Planner; Member, Financial Planners Association; Director, SPCA of Bucks County, PA; and the Ann Silverman Community Clinic of Doylestown, PA.	56	Trustee, State Street Master Funds; Trustee, SSgA Funds; Director, Marshall Financial Group, Inc.

Richard D. Shirk State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1945	Trustee and Co-Chairman of the Qualified Legal and Compliance Committee	Term: Indefinite Elected: 1/14	March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); 1992 to March 2001, President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare); 1998 to December 2008, Chairman, Board Member and December 2008 to Present, Investment Committee Member, Healthcare Georgia Foundation (private foundation); September 2002 to Present, Lead Director and Board Member, Amerigroup Corp. (managed health care); 1999 to Present, Board Member and (since 2001) Investment Committee Member, Woodruff Arts Center; and 2003 to 2009, Trustee, Gettysburg College.	56	Trustee, State Street Master Funds; Trustee, SSgA Funds; Board member, AeroCare Holdings (privately held healthcare services company) (February 2003-Present); Board member, Regenesis Biomedical (health care services) (April 2012-Present).

Rina K. Spence State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1948	Trustee and Co-Chairman of the Qualified Legal and Compliance Committee and Co-Chairman of the Governance Committee	Term: Indefinite Elected: 7/99	President of SpenceCare International LLC (international healthcare consulting) (1999 – present); Chief Executive Officer, IEmily.com (health internet company) (2000 – 2001); Chief Executive Officer of Consensus Pharmaceutical, Inc. (1998 – 1999); Founder, President and Chief Executive Officer of Spence Center for Women’s Health (1994 – 1998); President and CEO Emerson Hospital (1984 – 1994); Trustee, Eastern Enterprise (utilities) (1988 – 2000).	56	Trustee, State Street Master Funds; Trustee, SSgA Funds; Director, Berkshire Life Insurance Company of America (1993 – 2009); Director, IEmily.com, Inc. (2000 – 2010); and Trustee, National Osteoporosis Foundation (2005 – 2008).

Bruce D. Taber State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1943	Trustee and Co-Chairman of the Valuation Committee and Co-Chairman of the Governance Committee	Term: Indefinite Elected: 1/14	1999 to Present, Partner, Zenergy LLC (a technology company providing Computer Modeling and System Analysis to the General Electric Power Generation Division); Until December 2008, Independent Director, SSgA Cash Management Fund plc; Until December 2008, Independent Director, State Street Global Advisers Ireland, Ltd. (investment companies); and Until August 1994, President, Alonzo B. Reed, Inc., (a Boston architect-engineering firm).	56	Trustee, State Street Master Funds; Trustee, SSgA Funds.

Douglas T. Williams State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1940	Trustee and Co-Chairman of the Audit Committee	Term: Indefinite Elected: 7/99	President, Oakmonst Homeowners Association; President, Mariner Sands Chapel; Executive Vice President and member of Executive Committee, Chase Manhattan Bank (1987 -1999); President, Boston Stock Exchange Depository Trust Company, 1981-1982.	56	Trustee, State Street Master Funds; Trustee, SSgA Funds; Treasurer, Nantucket Educational Trust, (2002-2007).

INTERESTED TRUSTEES(1)
Scott F. Powers SSgA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1959	Trustee	Term: Indefinite Elected Trustee: 1/14	May 2008 to Present, President and Chief Executive Officer of State Street Global Advisors; 2001 — 2008, Chief Executive Officer of Old Mutual Asset Management; Board of Directors, United Way of Massachusetts Bay; Board of Directors of Middlesex School; Incorporator, Cardigan Mountain School	56	Trustee, State Street Master Funds; Trustee, SSgA Funds.

James E. Ross SSgA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1965	Trustee	Term: Indefinite Elected Trustee: 2/07	Chairman and Director, SSgA Funds Management, Inc. (2012 – present); President, SSgA Funds Management, Inc. (2005 – 2012); Executive Vice President and Senior Managing Director, State Street Global Advisors (2006 – present); and Principal, State Street Global Advisors (2006 – present).	239	Trustee, State Street Master Funds; Trustee, SSgA Funds; Trustee, SPDR Series Trust; Trustee, SPDR Index Shares Funds; Trustee, Select Sector SPDR Trust; Trustee, SSgA Active ETF Trust; and Trustee, SSgA Master Trust.

(1)	Mr. Powers and Mr. Ross are Interested Trustees because of their employment by SSgA Funds Management, Inc., an affiliate of the Trust.

NAME, ADDRESS, AND AGE	POSITION(S) HELD WITH TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION DURING PAST FIVE YEARS

OFFICERS:

Ellen M. Needham SSgA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1967	President	Term: Indefinite Elected: 10/12	President and Director, SSgA Funds Management, Inc. (June 2012 – present); Chief Operating Officer, SSgA Funds Management, Inc. (May 2010 - June 2012); Senior Managing Director, SSgA Funds Management, Inc. (1992-2012) and Senior Managing Director, State Street Global Advisors (1992-present).*

Ann M. Carpenter SSgA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1966	Vice President	Term: Indefinite Elected: 10/12	Chief Operating Officer, SSgA Funds Management, Inc. (April 2014 –present); Vice President, SSgA Funds Management, Inc. (2008 – present)*; Principal, State Street Global Advisors (2005 – 2008 – present).*

Laura F. Dell State Street Bank and Trust Company 4 Copley Place, 5th floor Boston, MA 02116 YOB: 1964	Treasurer	Term: Indefinite Elected: 11/10	Vice President, State Street Bank and Trust Company (2002 – present).*

Chad C. Hallett State Street Bank and Trust Company 4 Copley Place, 5th floor Boston, MA 02116 YOB: 1969	Assistant Treasurer	Term: Indefinite Elected: 09/11	Vice President, State Street Bank and Trust Company (2001 – present).*

Caroline Connolly State Street Bank and Trust Company 4 Copley Place, 5th floor Boston, MA 02116 YOB: 1975	Assistant Treasurer	Term: Indefinite Elected: 09/11	Assistant Vice President, State Street Bank and Trust Company (2007 – present).

Brian Harris State Street Financial Center One Lincoln Street Boston, MA 02111 YOB: 1973	Chief Compliance Officer	Term: Indefinite Elected: 11/13	Vice President, State Street Global Advisors and SSgA Funds Management, Inc.( June 2013- Present); Senior Vice President and Global Head of Investment Compliance, BofA Global Capital Management (September 2010 to May 2013); Director of Compliance, AARP Financial Inc. (July 2008 to August 2010).

David K. James State Street Bank and Trust Company 4 Copley Place, 5th Floor Boston, MA 02116 YOB: 1970	Secretary	Term: Indefinite Elected: 4/13	Vice President and Managing Counsel, State Street Bank and Trust Company (2009 - present); Vice President and Counsel, PNC Global Investment Servicing (US), Inc. (2006–2009).

Kristin Schantz State Street Bank and Trust Company 4 Copley Place, 5th Floor Boston, MA 02116 YOB: 1979	Assistant Secretary	Term: Indefinite Elected: 2/14	Vice President and Counsel, State Street Bank and Trust Company (2013- present); Vice President, Citi Fund Services Ohio, Inc. (2008-2013).

*	Served in various capacities and/or with various affiliated entities during noted time period.

The By-Laws of the Trust provide that the Trust shall indemnify each person who is or was a Trustee of the Trust against all expenses, judgments, fines, settlements and other amounts actually and reasonably incurred in connection with any proceedings if the person in good faith and reasonably believes that his or her conduct was in the Trust’s best interest. The Trust, at its expense, provides liability insurance for the benefit of its Trustees and officers.

Summary of Trustees’ Qualifications

Following is a summary of the experience, attributes and skills which qualify each Trustee to serve on the Trust’s Board.

Michael F. Holland: Mr. Holland is an experienced business executive with over 43 years of experience in the financial services industry including 18 years as a portfolio manager of another registered mutual fund; his experience includes service as a trustee, director or officer of various investment companies. He has served on the Board of Trustees and related Committees of State Street Institutional Investment Trust and State Street Master Funds for 14 years (since the trusts’ inception) and possesses significant experience regarding the operations and history of those trusts.

William L. Boyan: Mr. Boyan is an experienced business executive with over 41 years of experience in the insurance industry; his experience includes prior service as a trustee, director or officer of various investment companies and charities and an executive position with a major insurance company. He has served on the Board of Trustees and related Committees of the State Street Institutional Investment Trust and the State Street Master Funds for 14 years (since the trusts’ inception) and possesses significant experience regarding the operations and history of those trusts.

Rina K. Spence: Ms. Spence is an experienced business executive with over 33 years of experience in the health care industry; her experience includes service as a trustee, director or officer of various investment companies, charities and utility companies and chief executive positions for various health care companies. She has served on the Board of Trustees and related Committees of the State Street Institutional Investment Trust and the

State Street Master Funds for 14 years (since the trusts’ inception) and possesses significant experience regarding the operations and history of those trusts.

Douglas T. Williams: Mr. Williams is an experienced business executive with over 40 years of experience in the banking industry; his experience includes service as a trustee or director of various investment companies and charities and senior executive positions of major bank organizations. He has served on the Board of Trustees and related Committees of the State Street Institutional Investment Trust and the State Street Master Funds for 14 years (since the trusts’ inception) and possesses significant experience regarding the operations and history of those trusts.

James E. Ross: Mr. Ross is an experienced business executive with over 24 years of experience in the financial services industry; his experience includes service as a trustee, director or officer of various investment companies. He has served on the Board of Trustees of the State Street Institutional Investment Trust and the State Street Master Funds for six years and as President of the trusts for seven years and possesses significant experience regarding the trusts’ operations and history. Mr. Ross is also a senior executive officer of State Street Global Advisors.

William L. Marshall: Mr. Marshall is an experienced business executive with over 44 years of experience in the financial services industry; his experience includes service as an advisor trustee or officer of various investment companies and charities. He has served on the Board of Trustees and related Committees of SSgA Funds for 25 years and possesses significant experience regarding the operations and history of the Trust.

Patrick J. Riley: Mr. Riley is an experienced business executive with over 38 years of experience in the legal and financial services industries; his experience includes service as a trustee or director of various investment companies and Associate Justice of the Superior Court of the Commonwealth of Massachusetts. He has served on the Board of Trustees and related Committees of SSgA Funds for 25 years and possesses significant experience regarding the operations and history of the Trust.

Richard D. Shirk: Mr. Shirk is an experienced business executive with over 45 years of experience in the health care and insurance industries and with investment matters; his experience includes service as a trustee, director or officer of various health care companies and nonprofit organizations. He has served on the Board of Trustees and related Committees of SSgA Funds for 25 years and possesses significant experience regarding the operations and history of the Trust.

Bruce D. Taber: Mr. Taber is an experienced business executive with over 40 years of experience in the power generation, technology and engineering industries; his experience includes service as a trustee or director of various investment companies. He has served on the Board of Trustees and related Committees of SSgA Funds for 22 years and possesses significant experience regarding the operations and history of the Trust.

Scott F. Powers: Mr. Powers is an experienced business executive with over 30 years of experience in the financial services industry; his experience includes service as a trustee, director or officer of various investment companies and charities. He was recently elected to the SSgA Funds’ Board of Trustees and possesses significant experience regarding the operations and history of the Trust. Mr. Powers is also the president and chief executive officer of the State Street Global Advisors.

References to the experience, attributes and skills of Trustees above are pursuant to requirements of the Securities and Exchange Commission (the “SEC”), do not constitute holding out of the Board or any Trustee as having any special expertise or experience, and shall not impose any greater responsibility or liability on any such person or on the Board by reason thereof.

Standing Committees

The Board of Trustees has established various committees to facilitate the timely and efficient consideration of various matters of importance to Independent Trustees, the Trust, and the Trust’s shareholders and to facilitate compliance with legal and regulatory requirements. Currently, the Board has created an Audit Committee, Governance Committee, Valuation Committee and Qualified Legal and Compliance Committee.

The Audit Committee is composed of all of the Independent Trustees. The Audit Committee meets twice a year, or more often as required, in conjunction with meetings of the Board of Trustees. The Audit Committee oversees and monitors the Trust’s internal accounting and control structure, its auditing function and its financial reporting process. The Audit Committee is responsible for selecting and retaining the independent accountants for the Trust. The Audit Committee is responsible for approving the audit plans, fees and other material arrangements in respect of the engagement of the independent accountants, including non-audit services performed. The Audit Committee reviews the qualifications of the independent accountant’s key personnel involved in the foregoing activities and monitors the independent accountant’s independence. During the fiscal year ended December 31, 2013, the Audit Committee held two meetings.

The Governance Committee is composed of all the Independent Trustees. The primary functions of the Governance Committee, including the Nominating Committee (a sub-committee of the Governance Committee), is to review and evaluate the composition and performance of the Board; make nominations for membership on the Board and committees; review the responsibilities of each committee; and review governance procedures, compensation of Independent Trustees, and independence of outside counsel to the Trustees. The Nominating Committee will consider nominees to the Board recommended by shareholders. Recommendations should be submitted in accordance with the procedures set forth in the Nominating Committee Charter and should be submitted in writing to the Trust, to the attention of the Trust’s Secretary, at the address of the principal executive offices of the Trust. Shareholder recommendations must be delivered to, or mailed and received at, the principal executive offices of the Trust not less than sixty (60) calendar days nor more than ninety (90) calendar days prior to the date of the Board or shareholder meeting at which the nominee candidate would be considered for election. The Governance Committee performs an annual self-evaluation of Board members. The Governance Committee was established after the fiscal year ended December 31, 2013.

The Valuation Committee is composed of all the Independent Trustees. The Valuation Committee’s primary purpose is to review the actions and recommendations of the Adviser’s Oversight Committee no less often than quarterly. The Trust has established procedures and guidelines for valuing portfolio securities and makes fair value determinations from time to time through the Valuation Committee, with the assistance of the Oversight Committee, State Street and SSgA FM. The Valuation Committee reviews the actions and recommendations of the Oversight Committee in connection with quarterly Board meetings. The Valuation Committee was established after the fiscal year ended December 31, 2013.

The Qualified Legal and Compliance Committee (the “QLCC”) is composed of all the Independent Trustees. The primary functions of the QLCC are to receive quarterly reports from the Trust’s Chief Compliance Officer; to oversee generally the Trust’s responses to regulatory inquiries; and to investigate matters referred to it by the Chief Legal Officer and make recommendations to the Board regarding the implementation of an appropriate response to evidence of a material violation of the securities laws or breach of fiduciary duty or similar violation by the Trust, its officers or the Trustees. The Qualified Legal and Compliance Committee was established after the fiscal year ended December 31, 2013.

Leadership Structure and Risk Management Oversight

The Board has chosen to select different individuals as Co-Chairpersons of the Board of the Trust and as President of the Trust. Currently, Mr. Holland and Mr. Riley, both Independent Trustees, serve as Co-Chairpersons of the Board, Mr. Marshall and Mr. Williams serve as Co-Chairpersons of the Audit Committee, Mr. Shirk and Ms. Spence serve as Co-Chairpersons of the QLCC, Mr. Boyan and Mr. Taber serve as Co-Chairpersons of the Valuation Committee and Mr. Taber and Ms. Spence serve as Co-Chairpersons of the Governance Committee.

Mr. Powers and Mr. Ross, who are also employees of the Adviser, serve as Trustees of the Trust and Ellen Needham, who is also an employee of the Adviser, serves as President of the Trust. The Board believes that this leadership structure is appropriate, since Mr. Powers, Mr. Ross and Ms. Needham provide the Board with insight regarding the Trust’s day-to-day management, while Mr. Holland and Mr. Riley provide an independent perspective on the Trust’s overall operation and Mr. Marshall and Mr. Williams provide a specialized perspective on audit matters.

The Board has delegated management of the Trust to service providers who are responsible for the day-to-day management of risks applicable to the Trust. The Board oversees risk management for the Trust in several ways.

The Board receives regular reports from both the chief compliance officer and administrator for the Trust, detailing the results of the Trust’s compliance with its Board-adopted policies and procedures, the investment policies and limitations of the Portfolios, and applicable provisions of the federal securities laws and Internal Revenue Code. As needed, the Adviser discusses management issues respecting the Trust with the Board, soliciting the Board’s input on many aspects of management, including potential risks to the Fund. The Board’s Audit Committee also receives reports on various aspects of risk that might affect the Trust and offers advice to management, as appropriate. The Trustees also meet in executive session with the independent counsel to the disinterested Trustees, the independent registered public accounting firm, counsel to the Trust, the chief compliance officer and representatives of management, as needed. Through these regular reports and interactions, the Board oversees the risk management parameters for the Trust, which are effected on a day-to-day basis by service providers to the Trust.

Trustee Ownership of Securities of the Trust, Adviser and Distributor

As of April 1, 2014 none of the Independent Trustees or their immediate family members had any ownership of securities of the Adviser or State Street Global Markets, LLC (“SSGM”), the Trust’s distributor, or any person directly or indirectly controlling, controlled by or under common control with the Adviser or SSGM.

The following table sets forth information describing the dollar range of equity securities beneficially owned by each Trustee in the Trust as of December 31, 2013.

Name of Independent Trustee	Dollar Range Of Equity Securities In Each Fund		Aggregate Dollar Range Of Equity Securities In All Registered Investment Companies Overseen By Trustees In Family of Investment Companies
William L. Boyan	None	None	None
Michael F. Holland	None	None	None
William L. Marshall	None	None	Over $100,000
Patrick J. Riley	None	None	Over $100,000
Richard D. Shirk	None	None	Over $100,000
Rina K. Spence	None	None	None
Bruce D. Taber	None	None	Over $100,000
Douglas T. Williams	None	None	None

Name of Interested Trustee
Scott F. Powers	None	None	Over $100,000
James E. Ross	None	None	Over $100,000

Trustee Compensation

As of January 24, 2014, each Independent Trustee receives for his or her services to the State Street Master Funds, State Street Institutional Investment Trust and SSgA Funds, a $141,500 annual base retainer in addition to $18,000 for each in-person meeting and $2,000 for each telephonic meeting from the Trust. The Trust will bear a pro rata allocation based on the Trust’s average monthly assets. The Co-Chairmen receive an additional $44,000 annual retainer.

The following table sets forth the total remuneration of Trustees and officers of the Trust for the fiscal year ended December 31, 2013.

	AGGREGATE COMPENSATION FROM TRUST	PENSION OR RETIREMENT BENEFITS ACCRUED AS PART OF TRUST EXPENSES	ESTIMATED ANNUAL BENEFITS UPON RETIREMENT	TOTAL COMPENSATION FROM TRUST & FUND COMPLEX PAID TO TRUSTEES
NAME OF INDEPENDENT TRUSTEE
William L. Boyan, Trustee	$0	$0	$0	$129,250
Michael F. Holland, Trustee	$0	$0	$0	$159,250
William L. Marshall, Trustee*	$0	$0	$0	$0
Patrick J. Riley, Trustee*	$0	$0	$0	$0
Richard D. Shirk, Trustee*	$0	$0	$0	$0
Rina K. Spence, Trustee	$0	$0	$0	$127,500
Bruce D. Taber, Trustee*	$0	$0	$0	$0
Douglas T. Williams, Trustee	$0	$0	$0	$139,250
NAME OF INTERESTED TRUSTEE
Scott F. Powers, Trustee*	$0	$0	$0	$0
James E. Ross, Trustee	$0	$0	$0	$0

*	Elected in January 2014.

Code of Ethics

The Trust, the Adviser and SSGM have each adopted a code of ethics (together, the “Codes of Ethics”) under Rule 17j-1 of the 1940 Act. The Codes of Ethics permit personnel, subject to the Codes of Ethics and their provisions, to invest in securities, including securities that may be purchased or held by the Trust, Adviser, State Street or SSGM.

PROXY VOTING PROCEDURES

The Trust has adopted proxy voting procedures pursuant to which the Trust delegates the responsibility for voting proxies relating to portfolio securities held by the Portfolios to the Adviser as part of the Adviser’s general management of the Portfolios, subject to the Board’s continuing oversight. A copy of the Trust’s proxy voting procedures is located in Appendix B and a copy of the Adviser’s proxy voting procedures is located in Appendix C.

Shareholders may receive information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ending June 30 (i) by calling (877) 521-4083 or (ii) on the SEC’s website at www.sec.gov.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

As of April 1, 2014, the Trustees and officers of the Trust owned in the aggregate less than 1% of the shares of each class (if applicable) of each Fund of the Trust.

Persons or organizations owning 25% or more of the outstanding shares of a Fund may be presumed to “control” (as that term is defined in the 1940 Act) a Fund. As a result, these persons or organizations could have the ability to approve or reject those matters submitted to the shareholders of such Fund for their approval. As of April 1, 2014, to the knowledge of the Trust, the following persons held of record or beneficially through one or more accounts 25% or more of the outstanding shares of any class of the Funds.

Name and Address	Percentage

State Street Equity 500 Index Fund — Administrative Shares
American United Life Insurance Company American Unit Trust One American Square P.O. Box 1995 Indianapolis, IN 46206	95.37%

State Street Equity 500 Index Fund — Class R Shares

American United Life Insurance Company American Unit Trust One America Square P.O. Box 1995 Indianapolis, IN 46206	97.91%

State Street Equity 500 Index Fund — Service Shares
Nationwide Trust Company FBO Participating Retirement Plans (VNRS) C/O IPO Portfolio Accounting P.O. Box 182029 Columbus, OH 43218-2029	34.59%
Calvert Distributors Inc. FBO DC Plan 4550 Montgomery Ave. Suite 1000N Bethesda, MD 20814	52.91%

State Street Institutional Liquid Reserves Fund – Institutional Class

State Street Bank and Trust FBO Cash Sweep Clients State Street Cash Sweep Support Attn: Cash Sweep Sup- Rick Letham 1200 Crown Colony Drive CC13 Quincy, MA 02169-0938	46.22%

State Street Institutional Liquid Reserves Fund – Class M
State Street Bank and Trust FBO Cash Sweep Clients State Street Cash Sweep Support Attn: Cash Sweep Sup- Rick Letham 1200 Crown Colony Drive CC13 Quincy, MA 02169-0938	100%

State Street Institutional Liquid Reserves Fund - Investment Class

Saturn & Co C/O State Street Bank & Trust Attn: FCG 124 200 Clarendon Boston, MA 02116-5021	38.78%

Saturn & Co Attn: Mutual Funds Operations 1200 Crown Colony Drive, CC1-3 Quincy, MA 02169-0938	51.98%

State Street Institutional U.S. Government Money Market Fund – Investment Class
Saturn & Co C/O State Street Bank & Trust Attn: FCG 124 200 Clarendon Street Boston, MA 02116-5021	94.66%

State Street Institutional U.S. Government Money Market Fund – Institutional Class

State Street Bank and Trust FBO Cash Sweep Clients Attn: Cash Sweep Support- Rick Letham 1200 Crown Colony Drive CC13 Quincy, MA 02169-0938	83.45%

State Street Institutional Treasury Money Market Fund – Institutional Class
State Street Bank and Trust FBO Cash Sweep Clients Attn: Cash Sweep Support- Rick Letham 1200 Crown Colony Drive CC13 Quincy, MA 02169-0938	71.09%

State Street Institutional Treasury Money Market Fund – Investment Class

Saturn & Co C/O State Street Bank & Trust Attn: FCG 124 200 Clarendon Boston, MA 02116-5021	96.51%

State Street Institutional Treasury Plus Money Market Fund – Investment Class
Saturn & Co C/O State Street Bank & Trust Attn: FCG 124 200 Clarendon Boston, MA 02116-5021	68.49%

State Street Institutional Treasury Plus Money Market Fund – Institutional Class

State Street Bank & Trust FBO Cash Sweep Clients Attn: Cash Sweep Support — Rick Letham 1200 Crown Colony Drive CC13 Quincy, MA 02169-0938	89.19%

State Street Institutional Tax Free Money Market Fund – Investment Class
Saturn & Co C/O State Street Bank and Trust Attn: FCG 124 200 Clarendon Boston, MA 02116-5021	59.98%

State Street Institutional Tax Free Money Market Fund – Institutional Class

State Street Bank and Trust FBO Cash Sweep Clients Attn: Cash Sweep Support-Rick Letham 1200 Crown Colony Drive CC13 Quincy, MA 02169-0938	84.95%

American Beacon S&P 500 Index Fund -Institutional Class
JP Morgan Chase Bank C/O JP Morgan/American Century RPS P.O. Box 419784 Kansas City, MO 64141-6784	96.68%

American Beacon S&P 500 Index Fund -Investor Class

TD Ameritrade Inc for the Exclusive benefit of our Clients PO Box 2226 Omaha, NE 68103-2226	30.63%

As of April 1, 2014, to the knowledge of the Trust, the following persons held of record or beneficially through one or more accounts 5% or more of the outstanding shares of any class of the Funds.

Name and Address	Percentage

State Street Institutional Liquid Reserves Fund- Institutional Class
Kuwait Investment Authority Attn: Adel N. Hamadah Ministries Complex Al Murgab Blk 3 Investment Accts Dept Fl 2 PO Box 64 Safat Kuwait 13001	8.06%

State Street Institutional Tax Free Money Market Fund

TyphoonBass & Co 12 Crown Colony Dr Quincy, MA 02169-0938	23.99%

Cyr & Co C/O State Street Bank & Trust- Investment Class 1200 Crown Colony Drive Ste C1/3 Quincy, Ma 02116-0938	16.04%

Saturn and Company- Institutional Class c/o State Street Bank and Trust Attn FCG 124 200 Clarendon Boston, MA 02116-5021	6.30%

Cyr & Co C/O State Street Bank & Trust- Institutional Class 1200 Crown Colony Drive Ste C 1 / 3 Quincy, MA 02169-0938	8.17%

State Street Institutional U.S. Government Money Market Fund
Saturn and Company c/o State Street Bank and Trust Company Attn: FCG 124 200 Clarendon Boston, MA 02116-5021	6.95%

State Street Institutional Treasury Money Market Fund

Mainstay Marketfield Fund Attn Allan Kiser 292 Madison Ave FL 14 New York, NY 10017-6348	11.92%

Stormcrew and Co C/O State Street Bank and Trust Company 1200 Crown Colony Dr Quincy, MA 02169-0938	5.94%

State Street Institutional Treasury Plus Money Market Fund
JP Morgan Clearing Corp. Attn: Denise Dilorenzo 3 Chase Metrotech Center Brooklyn, NY 11245-0001	6.25%

DST as Agent for Van Eck Universal Account FBO Van Eck Money Fund Attn: Bruce J. Smith 335 Madison Avenue 19th floor New York, NY 10017-4611	23.60%
Neuberger Berman Management LLC FBO Neuberger Berman Funds Shareholders Attn Owen F. McEntee Jr. 605 Third Avenue Mail Drop 2-7 New York, NY 10158	6.19%

American Beacon S&P 500 Index Fund -Investor Class

National Financial Services Corp For the Exclusive Benefit of our Customers Attn: Mutual Funds 5th floor 200 Liberty Street One World Financial Center New York, NY 10281-1003	16.33%

Charles Schwab & Co. For the Exclusive Benefit of our Customers Attn: Mutual Funds Operations 9601 E. Panorama Center Englewood, CO 80112-3441	22.54%

INVESTMENT ADVISORY AND OTHER SERVICES

Investment Advisory Agreements

SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”) is responsible for the investment management of the Funds pursuant to Investment Advisory Agreements dated May 1, 2001, February 14, 2002, February 7, 2007, October 2, 2007 and February 18, 2011, as amended from time to time (the “Advisory Agreement”), by and between the Adviser and the Trust. The Adviser and State Street are wholly- owned subsidiaries of State Street Corporation, a publicly held bank holding company.

Each Fund currently invests all of its assets in a related Portfolio that has the same investment objectives and substantially the same investment policies as the relevant Fund. As long as a Fund remains completely invested in a Portfolio (or any other investment company), the Adviser is not entitled to receive any investment advisory fee with respect to the Fund. A Fund may withdraw its investment from the related Portfolio at any time. The Trust has retained the Adviser as investment adviser to manage a Fund’s assets in the event that the Fund withdraws its investment from its related Portfolio.

On February 18, 2011, the investment advisory agreement for each Money Fund was amended to reduce the management fee payable to SSgA FM to 0.05% of the Money Fund’s average daily net assets. SSgA FM does not receive any investment advisory fees from a Money Fund so long as the Money Fund invests substantially all of its assets in a Money Portfolio or in another investment company with essentially the same investment objectives and policies as the Money Fund.

The Adviser is also the investment adviser to each of the related Portfolios pursuant to investment advisory agreements (the “Portfolio Advisory Agreement”) between the Adviser and State Street Master Funds, on behalf of the Portfolios. The Adviser receives an investment advisory fee with respect to each related Portfolio. The Portfolio Advisory Agreement is the same in all material respects as the Advisory Agreement between the Trust on behalf of the Funds and the Adviser. Each Fund that invests in a related Portfolio bears a proportionate part of the management fees paid by the Portfolio (based on the percentage of the Portfolio’s assets attributable to the Fund).

The Advisory Agreement will continue from year to year provided that a majority of the Trustees and a majority of the Independent Trustees or a majority of the shareholders of the Trust approve its continuance. The Advisory Agreement may be terminated by the Adviser or the Trust without penalty upon sixty days’ notice and will terminate automatically upon its assignment. The Advisory Agreement was most recently approved by the Trustees, including a majority of the Independent Trustees, on November 13, 2013.

The Adviser and its affiliates may have deposit, loan and other commercial banking relationships with the issuers of obligations that may be purchased on behalf of the Funds, including outstanding loans to such issuers that could be repaid in whole or in part with the proceeds of securities so purchased. Such affiliates deal, trade and invest for their own accounts in such obligations and are among the leading dealers of various types of such obligations. The Adviser has informed the Funds that, in making its investment decisions, it will not obtain or use material inside information in its possession or in the possession of any of its affiliates. In making investment recommendations for a Fund, the Adviser will not inquire or take into consideration whether an issuer of securities proposed for purchase or sale by the Fund is a customer of the Adviser, its parent or its subsidiaries or affiliates and, in dealing with its customers, the Adviser, its parent, subsidiaries and affiliates will not inquire or take into consideration whether securities of such customers were held by any Fund managed by the Adviser or any such affiliate.

In certain instances there may be securities that are suitable for a Fund as well as for one or more of the Adviser’s other clients. Investment decisions for the Trust and for the Adviser’s other clients are made with a view to achieving their respective investment objectives. It may develop that a particular security is bought or sold for only one client even though it might be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more clients are selling that same security. Some simultaneous transactions are inevitable when several clients receive investment advice from the same investment adviser, particularly when the same security is suitable for the investment objectives of more than one client. When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed to be equitable to each. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as the Fund is concerned. However, it is believed that the ability of each Fund to participate in volume transactions will produce better executions for the Funds.

Effective August 1, 2009, SSgA FM contractually agreed to cap the total operating expenses of Institutional Class and Investment Class of the ILR Fund (excluding taxes, interest and extraordinary expenses), to the extent expenses exceed 0.12% and 0.47%, respectively, of each class’s average daily net assets on an annualized basis, until April 30, 2015. For the years ended December 31, 2013, December 31, 2012 and December 31, 2011, SSgA FM reimbursed the ILR Fund $0, $0 and $0, respectively, under these agreements. Additionally, the Adviser may reimburse expenses or waive fees to avoid negative yield (the “Voluntary Reduction”), or a yield below a specified level. Any such waiver or reimbursement would be voluntary and may be revised or cancelled at any time without notice. The ILR Fund has agreed, subject to certain limitations, to reimburse the Adviser for the full dollar amount of any Voluntary Reduction incurred after October 1, 2013. The investment adviser may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the fund, without limitation. For the year ended December 31, 2013, SSgA FM voluntarily waived fees of $0 on the ILR Fund.

The Adviser may reimburse expenses or waive fees to avoid negative yield (the “Voluntary Reduction”), or a yield below a specified level. Any such waiver or reimbursement would be voluntary and may be revised or cancelled at any time without notice. The Tax Free Fund has agreed, subject to certain limitations, to reimburse the Adviser for the full dollar amount of any Voluntary Reduction incurred after October 1, 2013. The investment adviser may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the fund, without limitation. For the year ended December 31, 2013, SSgA FM voluntarily waived fees of $418,224on the Tax Free Fund.

Effective August 1, 2009, SSgA FM contractually agreed to cap the total operating expenses of the Institutional Class and Investment Class of the U.S. Government Fund (excluding taxes, interest and extraordinary expenses), to the extent expenses exceed 0.12% and 0.47% respectively, of each class’s average daily net assets on an annualized basis, until April 30, 2015. For the years ended December 31, 2013, December 31, 2012 and December 31, 2011, SSgA FM reimbursed the U.S. Government Fund $0, $334,991 and $156,552, respectively, under this agreement. Additionally, the Adviser may reimburse expenses or waive fees to avoid negative yield (the “Voluntary Reduction”), or a yield below a specified level. Any such waiver or reimbursement would be voluntary and may be revised or cancelled at any time without notice. The U.S. Government Fund has agreed, subject to certain limitations, to reimburse the Adviser for the full dollar amount of any Voluntary Reduction incurred after October 1, 2013. The investment adviser may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the fund, without limitation. For the year ended December 31, 2013, SSgA FM voluntarily waived fees of $1,976,248 on the U.S. Government Fund.

The Adviser may reimburse expenses or waive fees of the Institutional Class and Investment Class of the Treasury Fund to avoid negative yield (the “Voluntary Reduction”), or a yield below a specified level. Any such waiver or reimbursement would be voluntary and may be revised or cancelled at any time without notice. The Treasury Fund has agreed, subject to certain limitations, to reimburse the Adviser for the full dollar amount of any Voluntary Reduction incurred after October 1, 2013. The investment adviser may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the fund, without limitation. For the year ended December 31, 2013, SSgA FM voluntarily waived fees of $6,058,938 on the Treasury Fund.

Effective August 1, 2009, SSgA FM contractually agreed to cap the total operating expenses of the Institutional Class and Investment Class of the Treasury Plus Fund (excluding taxes, interest and extraordinary expenses), to the extent expenses exceeded 0.12% and 0.47%, respectively, of each class’s average daily net assets on an annualized basis, until April 30, 2015. For the years ended December 31, 2013, December 31, 2012 and December 31, 2011, SSgA FM reimbursed the Treasury Plus Fund $266,958, $325,670 and $297,688, respectively, under this agreement. Additionally, the Adviser may reimburse expenses or waive fees to avoid negative yield (the “Voluntary Reduction”), or a yield below a specified level. Any such waiver or reimbursement would be voluntary and may be revised or cancelled at any time without notice. The Treasury Plus Fund has agreed, subject to certain limitations, to reimburse the Adviser for the full dollar amount of any Voluntary Reduction incurred after October 1, 2013. The investment adviser may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the fund, without limitation. For the year ended December 31, 2013, SSgA FM voluntarily waived fees of $1,004,830 on the Treasury Plus Fund.

On April 29, 2010, SSgA FM contractually agreed to cap the total operating expenses of the Equity 2000 Index Fund (excluding pass-through expenses of the Equity 2000 Index Portfolio, non-recurring account fees and extraordinary expenses) to the extent that total operating expenses do not exceed 0.05% of the Equity 2000 Index Fund’s average daily net assets on an annualized basis. This contractual agreement remain in effect until April 30, 2015 and shall automatically renew for successive annual periods, unless SSgA FM provides notice to the Fund of its intent not to renew prior to the start of the next annual period. This agreement may not be terminated without prior approval from the Board of Trustees. For the years ended December 31, 2013, December 31, 2012 and December 31, 2011, SSgA FM reimbursed the Equity 2000 Index Fund $0, $0 and $0, respectively, under this agreement.

Administrator

Under the Administrative Services Agreement (the “Non-Money Market Funds Administration Agreement”), State Street is obligated on a continuous basis to provide such administrative services as the Board of Trustees of the Trust reasonably deems necessary for the proper administration of the Trust and all Funds except the Money Market Funds (the “Non-Money Market Funds”). State Street will generally assist in all aspects of the Trust’s and the Non-Money Market Funds’ operations; supply and maintain office facilities (which may be in State Street’s own offices); provide statistical and research data, data processing services, clerical, accounting, bookkeeping and record keeping services (including without limitation the maintenance of such books and records as are required under the 1940 Act and the rules thereunder, except as maintained by other agents), internal auditing, executive and administrative services, and stationery and office supplies; prepare reports to shareholders or investors; prepare and file tax returns; supply financial information and supporting data for reports to and filings with the SEC and various state Blue Sky authorities; supply supporting documentation for meetings of the Board of Trustees; provide monitoring reports and assistance regarding compliance with Declarations of Trust, by-laws, the Non-Money Market Funds’ investment objectives and policies and with Federal and state securities laws; arrange for appropriate insurance coverage; calculate NAVs, net income and realized capital gains or losses; and negotiate arrangements with, and supervise and coordinate the activities of, agents and others to supply services. Pursuant to the Non-Money Market Funds’ Administration Agreement, the Trust has agreed to a limitation on damages and to indemnify the Administrator for certain liabilities, including certain liabilities arising under federal securities laws, unless such loss or liability results from the Administrator’s gross negligence or willful misconduct in the performance of its duties.

Effective February 1, 2011, SSgA FM serves as the administrator for the Money Funds pursuant to an Amended and Restated Administration Agreement. Under the Amended and Restated Administration Agreement, SSgA FM is obligated to continuously provide business management services to the Trust and each Money Fund and will generally, subject to the general oversight of the Trustees and except as otherwise provided in the Amended and Restated Administration Agreement, manage all of the business and affairs of the Trust. Without limiting the generality of the foregoing, SSgA FM supplies the Trust and each Money Fund with the following services, among others, under the Amended and Restated Administration Agreement: provide the Trust with adequate office space and all necessary office equipment and services; prepare and submit reports and meeting materials to the Board of Trustees and to existing shareholders for meetings of shareholders; assist the Funds in posting and maintaining required schedules of investments and related information on their websites; prepare reports relating to the business and affairs of the Trust as may be mutually agreed upon; provide to the Trust’s Board of Trustees periodic and special reports and recommendations; coordinate the meetings of the Board and its Committees; provide consultation on regulatory matters relating to portfolio management; act as liaison to legal counsel to the Trust; assist the Trust’s Chief Compliance Officer with issues regarding the Trust’s compliance program; perform certain compliance procedures for the Trust; provide consultation and advice for resolving compliance questions together with the Funds’ outside legal counsel; provide periodic testing of portfolios; maintain and preserve, or oversee the maintenance and preservation of, accounts, books, financial records and other documents as required by the 1940 Act, applicable federal and state laws and any other law or administrative rules or procedures which may be applicable to a Fund (including in accordance with generally accepted accounting principles to the extent required under applicable law); facilitate audits of accounts by a Fund’s independent public accountants; oversee the determination and publication of the Trust’s net asset value in accordance with the Trust’s policy as adopted from time to time by the Board; prepare the Trust’s federal, state and local income tax returns for review by the Trust’s independent accountants and filing by the Trust’s treasurer; review the calculation of, submit for approval by officers of the Trust and arrange for payment of the Trust’s expenses; and prepare and file with the SEC amendments to the Trust’s registration statement, including updating the Prospectus and Statement of Additional Information. Prior to February 1, 2011, State Street served as the administrator for the Money Funds. The nature and amount of services provided by SSgA under the Amended and Restated Administration Agreement may vary as between classes of shares of a Fund, and a Fund may pay fees to SSgA FM under that Agreement at different rates in respect of its different share classes.

Sub-Administrator, Custodian and Transfer Agent

Effective February 1, 2011, State Street serves as the sub-administrator for the Money Funds pursuant to a Sub-Administration Agreement among SSgA FM, State Street and, for certain limited purposes, the Trust. Under the Sub-Administration Agreement for the Money Funds (the “State Street Administration Agreement”), State Street is obligated to provide administrative services to the Trust and the Money Market Funds. State Street provides the following services, among others, to the Trust and the Money Market Funds under the Sub-Administration Agreement: supply and maintain office facilities (which may be in State Street’s own offices); provide statistical and research data, data processing services, clerical, accounting, bookkeeping and record keeping services (including without limitation the maintenance of such books and records as are required under the 1940 Act and the rules thereunder, except as maintained by other agents), internal auditing, executive and administrative services, and stationery and office supplies; prepare reports to shareholders or investors; prepare and file tax returns; supply financial information and supporting data for reports to and filings with the SEC and various state Blue Sky authorities; supply supporting documentation for meetings of the Board of Trustees; provide monitoring reports and assistance regarding compliance with Declarations of Trust, by-laws, the Money Market Funds’ investment objectives and policies and with Federal and state securities laws; arrange for appropriate insurance coverage; calculate NAVs, net income and realized capital gains or losses; and negotiate arrangements with, and supervise and coordinate the activities of, agents and others to supply services.

State Street also provides such other services with respect to the Trust or a Money Market Fund as agreed with SSgA FM from time to time.

State Street serves as Custodian for the Funds pursuant to the Custody Agreement and holds the Funds’ assets.

State Street also serves as Transfer Agent of the Equity 500 Index Fund, Equity 400 Index Fund, Equity 2000 Index Fund and Aggregate Bond Index Fund. Boston Financial Data Services, Inc. serves as Transfer Agent to all other Funds in this SAI.

As consideration for State Street’s services as administrator, transfer agent and custodian to the Equity 500 Index Fund, and for State Street’s assumption of the ordinary expenses of that Fund, State Street receives from the Equity 500 Index Fund an annual fee, accrued daily at the rate of 1/365th of the applicable fee rate and payable monthly on the first business day of each month, of the following annual percentages of the Equity 500 Index Fund’s average daily net assets during the month:

Index Fund	Annual percentage of average daily net assets
Equity 500 Index Fund
- Administrative Shares	0.05%
- Service Shares	0.05%
- Class R Shares	0.05%

As consideration for State Street’s services as administrator and custodian to the other non-Money Market Funds, State Street shall receive from each such Fund an annual fee, accrued daily at the rate of 1/365th and payable monthly on the first business day of each month, pursuant to the following schedule:

Annual Fee Schedule

$25,000 for Administration Services

$12,600 for Custody and Accounting Services

Except as noted below, as consideration for SSgA FM’s services as administrator to each Money Fund, SSgA FM receives an annual fee of 0.05% of the average daily net assets of such Money Fund, accrued daily at the rate of 1/365th and payable monthly on the first business day of each month.

As consideration for SSgA FM’s services as administrator with respect to the ILR Fund, SSgA FM receives a fee at the annual rate of 0.05% of the average daily net assets attributable to each class of shares of the Fund other than the amounts attributable to the Class M shares, in respect of which it receives a fee at an annual rate of 0.03% of the average daily net assets attributable to that share class. The fees are accrued daily at the rate of 1/365th and payable monthly on the first business day of each month.

As consideration for State Street’s services as sub-administrator, custodian and accounting agent for each Money Fund, State Street receives annual fees, accrued daily at the rate of 1/365th and payable monthly on the first business day of each month, pursuant to the following schedule:

Annual Fee Schedule

$25,000 for Sub-Administration Services (payable by SSgA FM with respect to each Money Fund)

$12,600 for Custody and Accounting Services (payable by each Money Fund)

The administration, custodian and transfer agency fees (if applicable) paid to State Street for the last three fiscal years are set forth in the table below.

Fund	Fiscal year ended December 31, 2011	Fiscal year ended December 31, 2012	Fiscal year ended December 31, 2013
Equity 500 Index Fund	$130,031	$141,704	$169,918
ILR Fund	$42,321	$42,566	$42,239
Tax Free Fund	$42,256	$42,065	$42,069
U.S. Government Fund	$42,256	$42,066	$42,069
Treasury Fund	$42,271	$42,103	$42,069
Treasury Plus Fund	$42,330	$42,189	$42,108

Boston Financial Data Services, Inc. (“BFDS”) serves as the Transfer and Dividend Paying Agent. BFDS is a joint venture of State Street Corporation and DST Systems, Inc. BFDS is paid for the following annual account services: opening an account; closing an account; investor services; CDSC services; omnibus transparency services; and investigation services. BFDS is also paid for the following activities: telephone calls; teleservicing; telephone transactions; fulfillment; IRA custodial services; and charges related to compliance and regulatory services.

Portfolio fees are allocated to each Fund based on the average net asset value of each Fund and are billable on a monthly basis at the rate of 1/12 of the annual fee. BFDS is reimbursed by each Fund for supplying certain out-of-pocket expenses including confirmation statements, investor statements, banking fees, postage, forms, audio response, telephone, records retention, customized programming/enhancements, reports, transcripts, microfilm, microfiche, and expenses incurred at the specific direction of the Fund. BFDS’s principal business address is 2 Heritage Drive, North Quincy, MA 02171.

The transfer agency fees paid to BFDS for the last three fiscal years are set forth in the table below.

Fund	Fiscal year ended December 31, 2011	Fiscal year ended December 31 2012	Fiscal year ended December 31 2013
ILR Fund	$44,500	$60,679	$72,521
Tax Free Fund	$21,264	$21,875	$22,692
U.S. Government Fund	$32,490	$37,153	$40,837
Treasury Fund	$22,156	$24,730	$26,921
Treasury Plus Fund	$21,758	$21,085	$22,478

Shareholder Servicing and Distribution Plans

To compensate State Street Global Markets, LLC (“SSGM”) for the services it provides and for the expenses it bears in connection with the distribution of shares of the Funds, each Fund may make payments from the assets attributable to certain classes of its shares to SSGM under a distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (the “Plan”). The Plan is a compensation plan that provides for payments at annual rates (based on average daily net assets) set out below. Because Rule 12b-1 fees are paid on an ongoing basis, they will increase the cost of your investment and may cost you more than paying other types of sales loads. It is expected that SSGM will pay substantially all of the amounts it receives under the Plan to intermediaries involved in the sale of shares of the Funds, including affiliates of the Advisor. The principal business address of SSGM is One Lincoln Street, Boston, MA 02111. SSGM is the Funds’ distributor.

The Board, including all of the Trustees who are not interested persons (as defined in the 1940 Act) of the Trust (the “Independent Trustees”) and who have no direct or indirect financial interest in the Plan or any related agreements, approved the Plan (the “Qualified Distribution Plan Trustees”). The Plan will continue in effect with respect to a class of shares of a Fund only if such continuance is specifically approved at least annually by a vote of both a majority of the Board of Trustees of the Trust and a majority of the Qualified Distribution Plan Trustees. The Plan may not be amended to increase materially the amount of a Fund’s permitted expenses thereunder without the approval of a majority of the outstanding shares of the affected share class and may not be materially amended in any case without a vote of the majority of both the Trustees and the Qualified Distribution Plan Trustees. The Plan calls for payments at an annual rate (based on average net assets) as follows:

State Street Equity 500 Index Fund — Administrative Shares:	0.15%
State Street Equity 500 Index Fund — Service Shares:	0.25%
State Street Equity 500 Index Fund — Class R Shares:	0.60%
State Street Equity 400 Index Fund:	0.25%
State Street Equity 2000 Index Fund:	0.25%
State Street Aggregate Bond Index Fund:	0.25%
ILR Fund — Investment Class:	0.10%
U.S. Government Fund — Investment Class:	0.10%
Tax Free Fund — Investment Class:	0.10%
Treasury Fund — Investment Class:	0.10%
Treasury Plus Fund — Investment Class:	0.10%
Limited Duration Bond Fund	0.05%

The Plan may benefit the Funds by increasing sales of shares and reducing redemptions of shares, resulting potentially, for example, in economies of scale and more predictable flows of cash into and out of the Funds. Because Rule 12b-1 fees are paid out of a Fund’s assets, all shareholders share in that expense; however, because shareholders hold their shares through varying arrangements (for example, directly or through financial intermediaries), they may not share equally in the benefits of the Plan.

Financial intermediaries are firms that, for compensation, sell shares of mutual funds, including the Funds, and/or provide certain administrative and account maintenance services to mutual fund shareholders. Financial intermediaries may include, among others, brokers, financial planners or advisors, banks, and insurance companies. In some cases, a financial intermediary may hold its clients’ Fund shares in nominee or street name. Shareholder services provided by a financial intermediary may (though they will not necessarily) include, among other things: processing and mailing trade confirmations, periodic statements, prospectuses, annual reports, semi-annual reports, shareholder notices, and other SEC-required communications; capturing and processing tax data; issuing and mailing dividend checks to shareholders who have selected cash distributions; preparing record date shareholder lists for proxy solicitations; collecting and posting distributions to shareholder accounts; and establishing and maintaining systematic withdrawals and automated investment plans and shareholder account registrations. The compensation paid by SSGM to a financial intermediary may be paid continually over time, during the period when the intermediary’s clients hold investments in the Funds. The compensation to financial intermediaries includes networking fees and account-based fees. The amount of continuing compensation paid by SSGM to different financial intermediaries varies.

Some portion of SSGM’s payments to financial intermediaries will be made out of amounts received by SSGM under the Funds’ Plans. In addition, certain of the Funds may reimburse SSGM for payments SSGM makes to financial intermediaries that provide certain recordkeeping, administrative and account maintenance services. The amount of the reimbursement is calculated in a manner approved by the Trustees and is reviewed by the Trustees periodically.

SSGM and its affiliates (including SSgA FM), at their own expense and out of their own assets, may also provide other compensation to financial intermediaries in connection with sales of the Funds’ shares or the servicing of shareholders or shareholder accounts. Such compensation may include, but is not limited to, financial assistance to financial intermediaries in connection with conferences, sales, or training programs for their employees, seminars for the public, advertising or sales campaigns, or other financial intermediary-sponsored special events. In some instances, this compensation may be made available only to certain financial intermediaries whose representatives have sold or are expected to sell significant amounts of shares. Dealers may not use sales of the Funds’ shares to qualify for this compensation to the extent prohibited by the laws or rules of any state or any self-regulatory agency, such as the Financial Industry Regulatory Authority, Inc.

If payments to financial intermediaries by the distributor or adviser for a particular mutual fund complex exceed payments by other mutual fund complexes, your financial advisor and the financial intermediary employing him or her may have an incentive to recommend that fund complex over others. Please speak with your financial advisor to learn more about the total amounts paid to your financial advisor and his or her firm by SSGM and its affiliates, and by sponsors of other mutual funds he or she may recommend to you. You should also consult disclosures made by your financial intermediary at the time of purchase.

Because the Funds pay distribution, service and other fees for the sale of their shares and for services provided to shareholders out of the Funds’ assets on an ongoing basis, over time those fees will increase the cost of an investment in a Fund and may cost a shareholder more than paying other types of sales loads.

A Fund may pay distribution fees, service fees and other amounts described above at a time when shares of the Fund are not being actively promoted to new investors generally, or when shares of that Fund are unavailable for purchase.

The total Distributor fees paid to SSGM and Other Intermediaries pursuant to the Rule 12b-1 Plan for the last fiscal year are reflected in the chart below.

Fund	SSGM Fiscal Year Ended December 31, 2013	Other Intermediaries Fiscal Year Ended December 31, 2013
Equity 500 Index Fund: Administrative Shares	$0	$307,944
Equity 500 Index Fund: Service Shares	$0	$266,571
Equity 500 Index Fund: Class R Shares	$0	$167,470
ILR Fund: Investment Class	$0	$0
Tax Free Fund: Investment Class	$0	$0
U.S. Government Fund: Investment Class	$0	$0
Treasury Fund: Investment Class	$0	$0
Treasury Plus Fund: Investment Class	$0	$0

Pursuant to a Shareholder Servicing Plan, the Trust may pay a shareholder servicing fee for the provision of personal services to and the maintenance of shareholder accounts of investors in the Investment Class and Service Class of the Money Market Funds. Shareholder servicing fees paid for the last fiscal year included amounts paid to State Street Bank and Trust Company, Wealth Management Services (“WMS”), an affiliate of the Adviser. WMS is among the financial intermediaries which may receive fees from the Rule 12b-1 Plan.

The Shareholder Servicing Plan calls for payments at an annual rate (based on average net assets) as follows:

	Investment Class	Service Class
ILR Fund	0.25%	0.05%
U.S. Government Fund	0.25%	0.05%
Tax Free Fund	0.25%	0.05%
Treasury Fund	0.25%	0.05%
Treasury Plus Fund	0.25%	0.05%

Counsel and Independent Registered Public Accounting Firm

Ropes & Gray LLP serves as counsel to the Trust. The principal business address of Ropes & Gray LLP is 800 Boylston Street, Boston, Massachusetts 02199. Joseph P. Barri LLC, located at 259 Robbins Street, Milton, Massachusetts 02186, serves as independent counsel to the independent Trustees.

Ernst & Young LLP serves as the independent registered public accounting firm for the Trust and provides (i) audit services and (ii) tax services. In connection with the audit of the 2013 financial statements, the Trust entered into an engagement agreement with Ernst & Young LLP that sets forth the terms of Ernst & Young

LLP’s audit engagement. The principal business address of Ernst & Young LLP is 200 Clarendon Street, Boston, Massachusetts 02116.

PORTFOLIO MANAGERS

The following persons serve as the portfolio managers of the Equity 500 Portfolio as of the date of this SAI. The following table lists the number and types of accounts managed by each individual and assets under management in those accounts as of December 31, 2013:

Portfolio Manager	Portfolio	Registered Investment Company Accounts	Assets Managed ($ billions)*	Other Pooled Investment Vehicle Accounts	Assets Managed ($ billions)*	Other Accounts	Assets Managed ($ billions)*	Total Assets Managed ($ billions)*
John A. Tucker	Equity 500 Index Portfolio	113	$161.48	261	$408.54	508	$476.58	$1,046.60
Karl Schneider	Equity 500 Index Portfolio	113	$161.48	261	$408.54	508	$467.58	$1,046.60

*	There are no performance fees associated with these portfolios.

As indicated in the table above, portfolio managers at the Adviser may manage numerous accounts for multiple clients. These accounts may include registered investment companies (which include exchange-traded funds), other types of pooled accounts (e.g., collective investment funds), and separate accounts (i.e., accounts managed on behalf of individuals or public or private institutions). Portfolio managers make investment decisions for each account based on the investment objectives and policies and other relevant investment considerations applicable to that portfolio. The portfolio managers do not beneficially own any shares of any Portfolio as of December 31, 2013.

When a portfolio manager has responsibility for managing more than one account, potential conflicts of interest may arise. Those conflicts may arise out of: (a) the portfolio manager’s execution of different investment strategies for various accounts; or (b) the allocation of resources or investment opportunities.

A potential conflict of interest may arise as a result of the portfolio managers’ responsibility for multiple accounts with similar investment guidelines. Under these circumstances, a potential investment may be suitable for more than one of the portfolio manager’s accounts, but the quantity of the investment available for purchase is less than the aggregate amount the accounts would ideally devote to the opportunity. Similar conflicts may arise when multiple accounts seek to dispose of the same investment. The portfolio manager may also manage accounts whose objectives and policies differ from that of the respective Portfolio. These differences may be such that under certain circumstances, trading activity appropriate for one account managed by the portfolio manager may have adverse consequences for another account managed by the portfolio manager. For example, an account may sell a significant position in a security, which could cause the market price of that security to decrease, while the fund maintained its position in that security.

A potential conflict may arise when the portfolio manager is responsible for accounts that have different advisory fees. The difference in fees could create an incentive for the portfolio manager to favor one account over another, for example, in terms of access to investment opportunities. This conflict may be heightened if an account is subject to a performance-based fee. Another potential conflict may arise when the portfolio manager has an investment in one or more accounts that participates in transactions with other accounts. His or her investment(s) may create an incentive for the portfolio manager to favor one account over another. The Adviser has adopted policies and procedures reasonably designed to address these potential material conflicts. For instance, portfolio managers within the Adviser are normally responsible for all accounts within a certain investment discipline and do not, absent special circumstances, differentiate among the various accounts when allocating resources. Additionally, the Adviser and its advisory affiliates have processes and procedures for allocating investment opportunities among portfolios that are designed to be fair and equitable.

The compensation of SSgA’s investment professionals is based on a number of factors, including external benchmarking data and market trends, State Street performance, SSgA performance, and individual performance. Each year our Global Human Resources department participates in compensation surveys in order to provide SSgA with critical, market-based compensation information that helps support individual pay decisions. Additionally, subject to State Street and SSgA business results, State Street allocates an incentive pool to SSgA to reward its employees. Because the size of the incentive pool is based on the firm’s overall profitability, each staff member is motivated to contribute both as an individual and as a team member.

The incentive pool is allocated to the various functions within SSgA. The discretionary determination of the allocation amounts to business units is influenced by market-based compensation data, as well as the overall performance of the group. Individual compensation decisions are made by the employee’s manager, in conjunction with the senior management of the employee’s business unit. These decisions are based on the performance of the employee and, as mentioned above, on the performance of the firm and business unit.

BROKERAGE ALLOCATION AND OTHER PRACTICES

Each Fund invests all of its investable assets in a corresponding Portfolio and therefore does not directly incur transactional costs for purchases and sales of portfolio investments. The Funds purchase and redeem shares of the corresponding Portfolio each day depending on the number of shares of such Fund purchased or redeemed by investors on that day. Shares of the Portfolios are available for purchase by the Funds at their NAV without any sales charges, transaction fees, or brokerage commissions being charged.

All portfolio transactions are placed on behalf of the Portfolios by the Adviser. Purchases and sales of securities on a securities exchange are effected through brokers who charge a commission for their services. Ordinarily commissions are not charged on over the counter orders (including, for example, debt securities and money market investments) because a Portfolio pays a spread which is included in the cost of the security, and is the difference between the dealer’s cost and the cost to a Portfolio. When a Portfolio executes an over the counter order with an electronic communications network, an alternative trading system or a non-market maker, a commission is charged because there is no spread on the trade. Securities may be purchased from underwriters at prices that include underwriting fees. The Money Portfolios, Treasury Portfolios, Tax Free Portfolio and the Aggregate Bond Index Portfolio normally do not pay a stated brokerage commission on transactions.

Each Portfolio’s investment advisory agreement authorizes the Adviser to place, in the name of the Portfolio, orders for the execution of the securities transactions in which the Portfolio is authorized to invest, provided the Adviser, and as applicable, the Sub-Adviser seeks the best overall terms for the transaction. In selecting brokers or dealers (including affiliates of the Adviser, and as applicable, the Sub-Adviser), the Adviser, and as applicable, the Sub-Adviser chooses the broker-dealer deemed most capable of providing the services necessary to obtain the most favorable execution (the most favorable cost or net proceeds reasonably obtainable under the circumstances). The full range of brokerage services applicable to a particular transaction may be considered when making this judgment, which may include, but is not limited to: liquidity, price, commission, timing, aggregated trades, capable floor brokers or traders, competent block trading coverage, ability to position, capital strength and stability, reliable and accurate communications and settlement processing, use of automation, knowledge of other buyers or sellers, arbitrage skills, administrative ability, brokerage and research services, underwriting, and provision of information on a particular security or market in which the transaction is to occur. The specific criteria will vary depending on the nature of the transaction, the market in which it is executed, and the extent to which it is possible to select from among multiple broker-dealers. The Adviser, and as applicable, the Sub-Adviser does not currently use any Portfolio’s assets for soft-dollar arrangements. The Adviser, and as applicable, the Sub-Adviser does not presently participate in any soft dollar arrangements. It may aggregate trades with clients of State Street Global Advisors whose commission dollars are used to generate soft dollar credits for State Street Global Advisors. Although the Adviser’s clients’ commissions are not used for soft dollars, the Adviser and State Street Global Advisors’ clients may benefit from the soft dollar products/services received by State Street Global Advisors.

The Adviser assumes general supervision over placing orders on behalf of the Trust for the purchase or sale of portfolio securities.

DECLARATIONS OF TRUST, CAPITAL STOCK AND OTHER INFORMATION

Capitalization

Under the Declaration of Trust, the Trustees are authorized to issue an unlimited number of shares of each Fund. Upon liquidation or dissolution of a Fund, investors are entitled to share pro rata in the Fund’s net assets available for distribution to its investors. Investments in a Fund have no preference, preemptive, conversion or similar rights, except as determined by the Trustees or as set forth in the Bylaws, and are fully paid and non-assessable, except as set forth below.

Declarations of Trust

The Declarations of Trust of the Trust and the Master Trust each provide that a Trust may redeem shares of a Fund at the redemption price that would apply if the share redemption were initiated by a shareholder. It is the policy of each Trust that, except upon such conditions as may from time to time be set forth in the then current prospectus of the Trust or to facilitate a Trust’s or a Fund’s compliance with applicable law or regulation, a Trust would not initiate a redemption of shares unless it were to determine that failing to do so may have a substantial adverse consequence for a Fund or the Trust.

Each Trust’s Declaration of Trust provides that a Trustee who is not an “interested person” (as defined in the 1940 Act) of a Trust will be deemed independent and disinterested with respect to any demand made in connection with a derivative action or proceeding. It is the policy of each Trust that it will not assert that provision to preclude a shareholder from claiming that a trustee is not independent or disinterested with respect to any demand made in connection with a derivative action or proceeding; provided, however, that the foregoing policy will not prevent the Trusts from asserting applicable law (including Section 2B of Chapter 182 of the Massachusetts General Laws) to preclude a shareholder from claiming that a trustee is not independent or disinterested with respect to any demand made in connection with a derivative action or proceeding.

A Trust will not deviate from the foregoing policies in a manner that adversely affects the rights of shareholders of a Fund without the approval of “a vote of a majority of the outstanding voting securities” (as defined in the 1940 Act) of such Fund.

Voting

Each investor is entitled to a vote in proportion to the number of Fund shares it owns. Shares do not have cumulative voting rights in the election of Trustees, and investors holding more than 50% of the aggregate outstanding shares in the Trust may elect all of the Trustees if they choose to do so. The Trust is not required and has no current intention to hold annual meetings of investors but the Trust will hold special meetings of shareholders when in the judgment of the Trustees it is necessary or desirable to submit matters for a shareholder vote.

Massachusetts Business Trust

Under Massachusetts law, shareholders in a Massachusetts business trust could, under certain circumstances, be held personally liable for the obligations of the trust. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and provides for indemnification out of the property of the applicable series of the Trust for any loss to which the shareholder may become subject by reason of being or having been a shareholder of that series and for reimbursement of the shareholder for all expense arising from such liability. Thus the risk of a shareholder incurring financial loss on account of shareholder liability should be limited to circumstances in which the series would be unable to meet its obligations.

PRICING OF SHARES

Pricing of shares of the Funds does not occur on New York Stock Exchange (“NYSE”) holidays. The NYSE is open for trading every weekday except for: (a) the following holidays: New Year’s Day, Martin Luther King, Jr.’s Birthday, Washington’s Birthday (the third Monday in February), Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas; and (b) the preceding Friday or the subsequent Monday when one of the calendar-determined holidays falls on a Saturday or Sunday, respectively. Purchases and withdrawals will be effected at the time of determination of NAV next following the receipt of any purchase or withdrawal order which is determined to be in good order.

The Money Market Funds seek to maintain a constant price per share of $1.00 for purposes of sales and redemptions of shares by using the amortized cost valuation method to value its portfolio instruments in accordance with Rule 2a-7 under the 1940 Act. There can be no assurance that the $1.00 NAV per share will be maintained. The amortized cost method involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, even though the portfolio security may increase or decrease in market value generally in response to changes in interest rates. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price each Money Market Fund would receive if it sold the instrument.

For example, in periods of declining interest rates, the daily yield on each of the Money Market Fund’s shares computed by dividing the annualized daily income on the Fund’s portfolio by the NAV based upon the amortized cost valuation technique may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates thereof. In periods of rising interest rates, the daily yield on each Fund’s shares computed the same way may tend to be lower than a similar computation made by using a method of calculation based upon market prices and estimates.

The Trustees have established procedures reasonably designed to stabilize each Money Market Fund’s and the Tax Free Fund’s price per share at $1.00. These procedures include: (1) the determination of the deviation from $1.00, if any, of each Fund’s NAV using market values; (2) periodic review by the Trustees of the amount of and the methods used to calculate the deviation; and (3) maintenance of records of such determination. The Trustees will promptly consider what action, if any, should be taken if such deviation exceeds 1/2 of one percent.

The Funds’ securities will be valued pursuant to guidelines established by the Board of Trustees.

The Securities and Exchange Commission and other regulatory bodies are considering rules that may have the effect of changing significantly the structure of money market funds. It is not possible at this time predict whether such rules will be adopted or the effects they will have on money market funds generally or on the Funds in particular.

TAXATION OF THE FUNDS

The following discussion of U.S. federal income tax consequences of investment in the Funds is based on the Internal Revenue Code of 1986, as amended (the “Code”), U.S. Treasury regulations, and other applicable authority, as of the date of this SAI. These authorities are subject to change by legislative or administrative action, possibly with retroactive effect. The following discussion is only a summary of some of the important U.S. federal tax considerations generally applicable to investments in the Funds. There may be other tax considerations applicable to particular shareholders. Shareholders should consult their own tax advisors regarding their particular situation and the possible application of foreign, state and local tax laws.

Special tax rules apply to investments through defined contribution plans and other tax-qualified plans. Shareholders should consult their tax advisers to determine the suitability of shares of a Fund as an investment through such plans and the precise effect of an investment on their particular tax situations.

Qualification as a Regulated Investment Company

Each Fund has elected to be treated as a regulated investment company (“RIC”) under Subchapter M of the Code and intends each year to qualify and be eligible to be treated as such. In order to qualify for the special tax treatment accorded RICs and their shareholders, each Fund must, among other things, (a) derive at least 90% of its gross income for each taxable year from (i) dividends, interest, payments with respect to certain securities loans, gains from the sale of securities or foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies and (ii) net income derived from interests in “qualified publicly traded partnerships” (as defined below); (b) diversify its holdings so that, at the end of each quarter of the Fund’s taxable year, (i) at least 50% of the value of the Fund’s total assets consists of cash and cash items, U.S. Government securities, securities of other RICs, and other securities limited in respect of any one issuer to a value not greater than 5% of the value of the Fund’s total assets and no more than 10% of the outstanding voting securities of such issuer, and (ii) no more than 25% of its assets are invested (x) in the securities (other than those of the U.S. Government or other RICs) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar or related trades and businesses, or (y) in the securities of one or more qualified publicly traded partnerships (as defined below); and (c) distribute with respect to each taxable year at least 90% of the sum of its investment company taxable income (as that term is defined in the Code without regard to the deduction for dividends paid — generally taxable ordinary income and the excess, if any, of net short-term capital gains over net long-term capital losses) and net tax-exempt income, for such year.

In general, for purposes of the 90% gross income requirement described in (a) above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized directly by the RIC. Where, as here, each Fund seeks to achieve its investment objective by investing substantially all of its investable assets in a corresponding Portfolio, which is treated as a partnership for U.S. federal income tax purposes, the nature and character of each Fund’s income and gains will generally be determined at the Portfolio level and each Fund will be allocated its share of Portfolio income and gains. Consequently, references in this discussion of Taxation of the Funds to income, gains and losses of a Fund will generally be to income, gains and losses recognized at the Portfolio level and allocated to or otherwise taken into account by the Fund. In the discussion below, “Portfolio” refers to the series of the State Street Master Funds in which the relevant Fund(s) invest their assets.

In addition, 100% of the net income derived from an interest in a “qualified publicly traded partnership” (a partnership (x) the interests in which are traded on an established securities market or readily tradable on a secondary market or the substantial equivalent thereof, and (y) that derives less than 90% of its income from the qualifying income described in section (a)(i) above), will be treated as qualifying income. In general, such entities will be treated as partnerships for federal income tax purposes, because they meet the passive-type income requirement under Code section 7704(c)(2). Further, although in general the passive loss rules of the Code do not apply to RICs, such rules do apply to a RIC with respect to items attributable to an interest in a qualified publicly traded partnership.

For purposes of the diversification test in (b) above, the term “outstanding voting securities of such issuer” will include the equity securities of a qualified publicly traded partnership. Also, for purposes of the diversification test in (b) above, the identification of the issuer (or, in some cases, issuers) of a particular Portfolio investment can depend on the terms and conditions of that investment. In some cases, identification of the issuer (or issuers) is uncertain under current law, and an adverse determination or future guidance by the Internal Revenue Service (“IRS”) with respect to issuer identification for a particular type of investment may adversely affect the Fund’s ability to meet the diversification test in (b) above.

If a Fund qualifies as a RIC that is accorded special tax treatment, the Fund will not be subject to federal income tax on income distributed in a timely manner to its shareholders in the form of dividends (including Capital Gain Dividends, as defined below). If a Fund were to fail to meet the income, diversification or distribution test described above, the Fund could in some cases cure such failure, including by paying a Fund-level tax, paying interest or disposing of certain assets. If the Fund were ineligible to or otherwise did not cure such failure for any year, or if the Fund were otherwise to fail to qualify as a RIC accorded special tax treatment in any taxable year, the Fund would be subject to tax at the Fund level on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net capital gains, would be taxable to shareholders as ordinary income. Some portions of such distributions may be eligible for the dividends received deduction in the case of corporate shareholders and may be eligible to be treated as “qualified dividend income” in the case of shareholders taxed as individuals, provided, in both cases, the shareholder meets certain holding period and other requirements in respect of the Fund’s shares (as described below). In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before re-qualifying as a RIC that is accorded special tax treatment.

Each Fund intends to distribute at least annually to its shareholders all or substantially all of its investment company taxable income (computed without regard to the dividends-paid deduction) and its net tax-exempt income (if any), and may distribute its net capital gain. Any taxable income retained by a Fund will be subject to tax at the Fund level at regular corporate rates. If a Fund retains any net capital gain, it will be subject to tax at regular corporate rates on the amount retained, but is permitted to designate the retained amount as undistributed capital gain in a timely notice to its shareholders who (a) will be required to include in income for federal income tax purposes, as long-term capital gain, their shares of such undistributed amount, and (b) will be entitled to credit their proportionate shares of the tax paid by the Fund on such undistributed amount against their federal income tax liabilities, if any, and to claim refunds on a properly-filed U.S. tax return to the extent the credit exceeds such liabilities. If the Fund makes this designation, for U.S. federal income tax purposes, the tax basis of shares owned by a shareholder of the Fund will be increased by an amount equal under current law to the difference between the amount of undistributed capital gains included in the shareholder’s gross income under clause (a) of the preceding sentence and the tax deemed paid by the shareholder under clause (b) of the preceding sentence. The Funds are not required to, and there can be no assurance a Fund will, make this designation if it retains all or a portion of its net capital gain in a taxable year.

In determining its net capital gain, including in connection with determining the amount available to support a Capital Gain Dividend (as defined below), its taxable income, and its earnings and profits, a RIC generally may elect to treat part or all of any post-October capital loss (defined as the greatest of net capital loss, net long-term capital loss, or net short-term capital loss, in each case attributable to the portion of the taxable year after October 31 (or a later date, if the RIC is permitted to elect and so elects)) or late-year ordinary loss (generally, (i) net ordinary loss from the sale, exchange or other taxable disposition of property, attributable to the portion of the taxable year after October 31 (or a later date, if the RIC makes the election referred to above), plus (ii) other net ordinary loss attributable to the portion of the taxable year after December 31) as if incurred in the succeeding taxable year. If a Fund were to fail to distribute in a calendar year at least an amount equal, in general, to the sum of 98% of its ordinary income for such year and 98.2% of its capital gain net income for the one-year period ending October 31 of such year (or a later date if the Fund makes the election referred to above), plus any such amounts retained from the prior year, the Fund would be subject to a nondeductible 4% excise tax on the undistributed amounts. For purposes of the required excise tax distribution, a RIC’s ordinary gains and losses from the sale, exchange or other taxable disposition of property that would otherwise be taken into account after October 31 of a calendar year (or a later date, if the RIC makes the election referred to above) generally are treated as arising on January 1 of the following calendar year. Also, for these purposes, a Fund will be treated as having distributed any amount on which it is subject to corporate income tax for the taxable year ending within the calendar year. Each Fund intends generally to make distributions sufficient to avoid imposition of the excise tax, although there can be no assurance that it will be able to do so. Distributions declared by a Fund during October, November and December to shareholders of record on a date in any such month and paid by the Fund during the following January will be treated for federal tax purposes as paid by the Fund and received by shareholders on December 31 of the year in which declared.

Capital losses in excess of capital gains (“net capital losses”) are not permitted to be deducted against a Fund’s net investment income. If a Fund incurs or has incurred net capital losses in taxable years beginning after December 22, 2010 (“post-2010 losses”), those losses will be carried forward to one or more subsequent taxable years without expiration; any such carryforward losses will retain their character as short-term or long-term. If a Fund incurred net capital losses in a taxable year beginning on or before December 22, 2010 (“pre-2011 losses”), the Fund is permitted to carry such losses forward for eight taxable years; in the year to which they are carried forward, such losses are treated as short-term capital losses that first offset any short-term capital gains, and then offset any long-term capital gains. A Fund must use any post-2010 losses, which will not expire, before it uses any pre-2011 losses. This increases the likelihood that pre-2011 losses will expire unused at the conclusion of the eight-year carryforward period. A Fund’s ability to use net capital losses to offset gains may be limited as a result of certain (a) acquisitive reorganizations and (b) shifts in the ownership of the Fund by a shareholder owning or treated as owning 5% or more of the stock of the Fund. See a Fund’s most recent annual shareholder report for the Fund’s available capital loss carryovers as of the end of its most recently ended fiscal year.

Taxation of Distributions Received by Shareholders

For U.S. federal income tax purposes, distributions of investment income (other than “exempt-interest dividends,” described below) are generally taxable as ordinary income. Taxes on distributions of capital gains are determined by how long the Portfolio owned the investments that generated them, rather than how long a shareholder has owned his or her Fund shares. In general, a Fund will recognize its allocable share of long-term capital gain or loss on the disposition of assets a Portfolio has owned (or is deemed to have owned) for more than one year , and short-term capital gain or loss on the disposition of investments a Portfolio has owned (or is deemed to have owned) for one year or less. Distributions of net-capital gain (that is, the excess of net long-term capital gain over net short-term capital loss) that are properly reported by a Fund as capital gain dividends (“Capital Gain Dividends”) generally will be taxable to a shareholder receiving such distributions as long-term capital gains includible in net capital gain and taxed to individuals at reduced rates. Distributions from capital gains are generally made after applying any available capital loss carryovers. The Money Market Funds and Tax Free Fund do not expect to distribute Capital Gain Dividends. The Aggregate Bond Index Fund and the Bond Fund generally do not expect a significant portion of their distributions to be Capital Gain Dividends. Distributions of net short-term capital gain (as reduced by any net long-term capital loss for the taxable year) will be taxable to shareholders as ordinary income. Distributions of investment income reported by a Fund as derived from “qualified dividend income” will be taxed in the hands of individuals at the rates applicable to net capital gain, provided holding period and other requirements are met at both the shareholder and Portfolio level. The Aggregate Bond Index Fund, the Bond Fund and the Money Market Funds do not expect Fund distributions to be derived from qualified dividend income.

In addition, Section 1411 of the Code generally imposes a 3.8% Medicare contribution tax on the net investment income of certain individuals whose income exceeds certain threshold amounts, and of certain trusts and estates under similar rules. For these purposes, “net investment income” generally includes, among other things, (i) distributions paid by the Fund of net investment income and capital gains (other than exempt-interest dividends, described below) as described above, and (ii) any net gain from the sale, redemption or exchange of Fund shares. Shareholders are advised to consult their tax advisors regarding the possible implications of this additional tax on their investment in the Fund.

Shareholders of a Fund will be subject to federal income taxes as described herein on distributions made by the Fund whether received in cash or reinvested in additional shares of the Fund.

Distributions on a Fund’s shares are generally subject to U.S. federal income tax as described herein to the extent they do not exceed the Fund’s allocable share of its Portfolio’s realized income and gains, even though such distributions may economically represent a return of a particular shareholder’s investment. Such distributions are likely to occur in respect of shares purchased at a time when a Fund’s net asset value reflects either unrealized gains, or realized but undistributed income or gains, that were therefore included in the price the shareholder paid. Such distributions may reduce the fair market value of the Fund’s shares below the shareholder’s cost basis in those shares. As described above, a Fund is required to distribute realized income and gains regardless of whether the Fund’s net asset value also reflects unrealized losses.

In order for some portion of the dividends received by a Fund shareholder to be “qualified dividend income,” the Fund must meet holding period and other requirements with respect to the dividend-paying stocks in its Portfolio and the shareholder must meet holding period and other requirements with respect to the Fund’s shares. A dividend will not be treated as qualified dividend income (at either the Fund or shareholder level) (a) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date), (b) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (c) if the recipient elects to have the dividend income treated as investment income for purposes of the limitation on deductibility of investment interest, or (d) if the dividend is received from a foreign corporation that is (i) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation readily tradable on an established securities market in the United States) or (ii) treated as a passive foreign investment company.

In general, distributions of investment income reported by a Fund as derived from qualified dividend income will be treated as qualified dividend income in the hands of a shareholder taxed as an individual, provided the shareholder meets the holding period and other requirements described above with respect to the Fund’s shares. If the aggregate qualified dividends allocated to a Fund by a Portfolio during any taxable year are 95% or more of the Fund’s gross income (excluding net long-term capital gain over net short-term capital loss), then 100% of the Fund’s dividends (other than dividends properly reported as Capital Gain Dividends) will be eligible to be treated as qualified dividend income.

Dividends of net investment income received by corporate shareholders of a Fund will qualify for the 70% dividends received deduction generally available to corporations to the extent of the amount of eligible dividends received by a Portfolio and allocated to the Fund from domestic corporations for the taxable year. A dividend so allocated to a Fund will not be treated as a dividend eligible for the dividends- received deduction (a) if it has been received with respect to any share of stock that the Portfolio has held for less than 46 days (91 days in the case of certain preferred stock) during the 91-day period beginning on the date which is 45 days before the date on which such share becomes ex-dividend with respect to such dividend (during the 181-day period beginning 90 days before such date in the case of certain preferred stock) or (b) to the extent that the Portfolio is under an obligation (pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property. Moreover, the dividends received deduction may otherwise be disallowed or reduced (x) if the corporate shareholder fails to satisfy the foregoing requirements with respect to its shares of the Fund or (y) by application of various provisions of the Code (for instance, the dividends-received deduction is reduced in the case of a dividend received on debt-financed stock (generally, stock acquired with borrowed funds)). The Aggregate Bond Index Fund, the Bond Fund and the Money Market Funds do not expect Fund distributions to be eligible for the dividends-received deduction. The Aggregate Bond Index Fund, the Bond Fund and the Money Market Funds do not expect Fund distributions to be eligible for the dividends-received deduction.

Any Fund distribution of income that is attributable to (a) income received by a Portfolio in lieu of dividends with respect to securities on loan pursuant to a securities lending transaction or (b) dividend income received by a Portfolio on securities it temporarily purchased from a counterparty pursuant to a repurchase agreement that is treated for U.S. federal income tax purposes as a loan by the Fund, will not constitute qualified dividend income to individual shareholders and will not be eligible for the dividends-received deduction for corporate shareholders. Similarly, any Fund distribution of income that is attributable to (x) income received by a Portfolio in lieu of tax-exempt interest with respect to securities on loan or (y) tax-exempt interest received by a Portfolio on tax-exempt securities it temporarily purchased from a counterparty pursuant to a repurchase agreement that is treated for U.S. federal income tax purposes as a loan by the Fund, will not constitute an exempt- interest dividend to shareholders.

If a Fund makes a distribution to a shareholder in excess of the Fund’s current and accumulated earnings and profits in any taxable year, the excess distribution will be treated as a return of capital to the extent of such shareholder’s tax basis in its shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces a shareholder’s tax basis in its shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by the shareholder of its shares.

If a Portfolio holds, directly or indirectly, one or more “tax credit bonds” (including build America bonds issued before January 1, 2011, clean renewable energy bonds, and qualified tax credit bonds) on one or more applicable dates during a taxable year, a Fund investing in the Portfolio may elect to permit its shareholders to claim a tax credit on their income tax returns equal to each shareholder’s proportionate share of tax credits from the bond otherwise allowed to the Fund. In such a case, shareholders must include in gross income (as interest) their proportionate share of the income attributable to the tax credits. A shareholder’s ability to claim a tax credit associated with one or more tax credit bonds may be subject to certain limitations imposed by the Code, and the amount of the tax credits may not exceed the amount reported by the Fund in a written notice to shareholders. Even if a Fund is eligible to pass through tax credits to shareholders, the Fund may choose not to do so.

If a Portfolio receives tax credit bond credits from a RIC in which the Portfolio invests (an “investment company”), and the investment company made an election to pass through such tax credits to its shareholders, then the Fund is permitted in turn to elect to pass through its proportionate share of those tax credits to its shareholders, provided that the Fund meets the shareholder notice and other requirements.

Investments in Other Regulated Investment Companies

In certain cases, the amount of income and gains realized by a Portfolio from its investments in shares of underlying RICs (“underlying funds”) may be greater (or less) than such amounts would have been had the Portfolio invested directly in securities held by the underlying funds. For similar reasons, the tax attributes of such income and gains

(e.g., long-term capital gain, eligibility for the dividends-received deduction, etc.) may not be the same as it would have been had the Portfolio invested directly in the securities held by the underlying funds.

If a Portfolio receives dividends from an investment company and the investment company reports such dividends as qualified dividend income, then a Fund investing in the Portfolio is permitted in turn to report its portion of such dividends as qualified dividend income when it distributes such portion to its shareholders, provided holding period and other requirements are met.

If a Portfolio receives dividends from an investment company and the investment company reports such dividends as eligible for the dividends- received deduction, then a Fund investing in the Portfolio is permitted in turn to report its portion of such dividends as eligible for the dividends-received deduction as well, when it distributes such portion to its shareholders, provided holding period and other requirements are met.

Derivatives, Hedging, and Related Transactions

A Portfolio’s transactions in derivative instruments (e.g., options, futures, forward contracts, swap agreements), as well as any of its hedging, short sale, securities loan or similar transactions, may be subject to one or more special tax rules (e.g., notional principal contract, straddle, constructive sale, wash sale and short sale rules). These rules may affect whether gains and losses recognized by a Portfolio are treated as ordinary or capital or as short-term or long-term, accelerate the recognition of income or gains to a Fund, defer losses to a Fund, and cause adjustments in the holding periods of a Portfolio’s securities. These rules could therefore affect the amount, timing and/or character of income, gains, losses and other tax items that are allocable to shareholders and could cause shareholders to be taxed on amounts not representing economic income. Because the tax rules applicable to these types of transactions are in some cases uncertain under current law, an adverse determination or future guidance by the IRS with respect to these rules (which determination or guidance could be retroactive) may cause changes in an investor’s allocation of any tax item, possibly for prior years. Thus, in the case of investors that are RICs under the Code, these changes may affect whether such an investor has made sufficient distributions, and otherwise satisfied the relevant requirements, to maintain its qualification as a RIC and avoid a Fund-level tax.

Certain of a Portfolio’s investments in derivative instruments and its hedging activities are likely to produce a difference between the book income and the taxable income of a Fund investing in the Portfolio. If there are differences between a Fund’s book income and the sum of its taxable income and net tax-exempt income (if any), the Fund may be required to distribute amounts in excess of its book income or a portion of Fund distributions may be treated as a return of capital to shareholders. If a Fund’s book income exceeds the sum of its taxable income (including realized capital gains) and net tax-exempt income (if any), the distribution (if any) of such excess generally will be treated as (i) a dividend to the extent of the Fund’s remaining earnings and profits (including earnings and profits arising from tax-exempt income), (ii) thereafter, as a return of capital to the extent of the recipient’s basis in its shares, and (iii) thereafter as gain from the sale or exchange of a capital asset. If a Fund’s book income is less than the sum of its taxable income and net tax-exempt income (if any), the Fund could be required to make distributions exceeding book income to qualify as a RIC that is accorded special tax treatment.

Exempt-Interest Dividends

The Tax Free Fund intends to pay dividends (“exempt-interest dividends”) that pass through to shareholders the tax-exempt character of exempt interest earned by the Tax Free Portfolio for U.S. federal income tax purposes. A Fund is eligible to pay exempt-interest dividends only for taxable years in which, at the end of each quarter, at least 50% of the value of its total assets consists of securities generating interest that is exempt from federal tax under section 103(a) of the Code. The Tax Free Portfolio (and therefore the Tax Free Fund) intends to satisfy this requirement. Fund distributions reported as exempt-interest dividends are not generally taxable to Fund shareholders for U.S. federal income tax purposes, but they may be subject to state and local taxes. In addition, an investment in the Fund may result in liability for the federal alternative minimum tax, both for individual and corporate shareholders. For example, if the Fund invests in “private activity bonds,” certain shareholders may become subject to alternative minimum tax on the part of the Fund’s distributions derived from interest on such bonds.

Distributions of the Tax Free Fund’s income and gains other than exempt-interest dividends generally will be taxable as ordinary income, except that any distributions of Capital Gain Dividends (defined above) will be taxable as long-term capital gains.

Entities or persons who are “substantial users” (or persons related to substantial users) of facilities financed by private activity bonds (“PABs”) or industrial development bonds (“IDBs”) should consult their tax advisors before purchasing shares of a Fund because, for users of certain of these facilities, the interest on those bonds is not exempt from federal income tax. For these purposes, the term “substantial user” is defined generally to include a non-exempt person who regularly uses in trade or business a part of a facility financed from the proceeds of PABs or IDBs.

Up to 85% of social security and railroad retirement benefits may be included in taxable income for recipients whose adjusted gross income (including income from tax-exempt sources such as the Funds) plus 50% of their benefits exceeds certain base amounts. Exempt-interest dividends paid by the Funds still are tax-exempt to the extent described in each Fund’s Prospectus; but they are included in the calculation of whether a recipient’s income exceeds the base amounts, and may therefore increase the amount of benefits that is taxable to the recipient.

Foreign Income

Income received by a Portfolio from sources within foreign countries may be subject to withholding and other foreign taxes. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. It is not feasible to determine the effective rate of foreign tax in advance since the amount of a Portfolio’s assets to be invested in various countries (if any) will vary.

Investments in Original Issue Discount Securities

A Portfolio’s investment in securities issued at a discount and certain other obligations will (and investments in securities purchased at a discount may) require a Fund to accrue, and allocate to shareholders, income not yet received. Some debt obligations that are acquired by a Portfolio, including all zero coupon debt obligations, with a fixed maturity date of more than one year from the date of issuance will be treated as debt obligations that are issued originally at a discount. Generally, the amount of the original issue discount (“OID”) is treated as interest income and is allocated to shareholders over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures.

In addition, some debt obligations with a fixed maturity date of more than one year from the date of issuance that are acquired in the secondary market by a Portfolio may be treated as having market discount. Generally, any gain recognized on the disposition of, and any partial payment of principal on, a debt security having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the “accrued market discount” on such debt security. Market discount generally accrues in equal daily installments. Elections applicable to debt obligations having market discount, may affect the character and timing of recognition of income by shareholders.

Furthermore, some debt obligations with a fixed maturity date of one year or less from the date of issuance that are acquired by a Portfolio may be treated as having market discount or OID. Generally, a Fund investing in such a Portfolio will be required to include the market discount or OID in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. Elections applicable to debt obligations having market discount or OID, which could affect the character and timing of recognition of income by shareholders.

Securities Purchased at a Premium

Very generally, where a Fund purchases a bond at a price that exceeds the redemption price at maturity – that is, at a premium – the premium is amortizable over the remaining term of the bond. In the case of a taxable bond, if a Fund makes an election applicable to all such bonds it purchases, which election is irrevocable without consent of the IRS, the Fund reduces the current taxable income from the bond by the amortized premium and reduces its tax basis in the bond by the amount of such offset; upon the disposition or maturity of such bonds acquired on or after January 4,

2013, the Fund is permitted to deduct any remaining premium allocable to a prior period. In the case of a tax-exempt bond, tax rules require a Fund to reduce its tax basis by the amount of amortized premium.

Investments – Mortgage Pooling Vehicles

A Portfolio may invest directly or indirectly in residual interests in real estate mortgage investment conduits (“REMICs”) (including by investing in residual interests in collateralized mortgage obligations (“CMOs”) with respect to which an election to be treated as a REMIC is in effect) or equity interests in taxable mortgage pools (“TMPs”). Under a notice issued by the IRS in October 2006 and Treasury regulations that have yet to be issued but may apply retroactively, a portion of a Fund’s income (including income allocated to the Portfolio from certain pass-through entities) that is attributable to a residual interest in a REMIC or an equity interest in a TMP (referred to in the Code as an “excess inclusion”) will be subject to U.S. federal income tax in all events. This notice also provides, and the regulations are expected to provide, that excess inclusion income of a partnership, such as a Portfolio, will be allocated to partners in the partnership consistent with the allocation of other items of income, with the same consequences as if the shareholders held the related interest directly.

In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income (“UBTI”) to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity) subject to tax on UBTI, that invest in RIC to which the Fund allocates, excess inclusion income, thereby potentially requiring an entity to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a foreign shareholder that invests in such RIC to which the Fund allocates excess inclusion income, will not qualify for any reduction in U.S. federal withholding tax. A shareholder will be subject to U.S. federal income tax on such inclusions notwithstanding any exemption from such income tax otherwise available under the Code.

Backup Withholding

A Fund generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable distributions and redemption proceeds paid to any individual shareholder who fails to properly furnish the Fund with a correct taxpayer identification number (“TIN”), who has under- reported dividend or interest income, or who fails to certify to the Fund that he or she is not subject to such withholding. The backup withholding rules may also apply to distributions that are properly reported as exempt-interest dividends. The backup withholding rate is 28%.

Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the Internal Revenue Service.

Redemptions and Exchanges

Redemptions and exchanges of each Fund’s shares are taxable events and, accordingly, shareholders may realize gain or loss on these transactions. In general, any gain or loss realized upon a taxable disposition of shares will be treated as long-term capital gain or loss if the shares have been held for more than one year. Otherwise, the gain or loss on the sale, exchange or redemption of Fund shares will be treated as short-term capital gain or loss. However, if a shareholder sells Fund shares at a loss within six months after purchasing the shares, the loss will be treated as a long-term capital loss to the extent of any Capital Gain Dividends received (or deemed received) by the shareholder with respect to the shares. In addition, any loss realized upon a taxable disposition of Fund shares held by a shareholder for six months or less will be disallowed, to the extent of any exempt-interest dividends received by the shareholder with respect to the shares. Furthermore, no loss will be allowed on the sale of Fund shares to the extent the shareholder acquired other substantially identical shares within 30 days before or after the sale of the loss shares. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss. Upon the redemption or exchange of shares of a Fund other than a Money Market Fund, the Fund or, in the case of shares purchased through a financial intermediary, the financial intermediary may be required to provide you and the IRS with cost basis and certain other related tax information about the Fund shares you redeemed or exchanged. See the Fund’s Prospectus for more information. Upon the redemption or exchange of shares of a Fund other than a Money Market Fund, the Fund or, in the case of shares purchased through a financial intermediary, the financial intermediary may be required to provide you and the IRS with cost basis and certain other related tax information about the Fund shares you redeemed or exchanged. See the Fund’s Prospectus for more information.

Tax-Exempt Shareholders

Income of a RIC that would be unrelated business taxable income (“UBTI”) if earned directly by a tax-exempt entity will not generally be attributed as UBTI to a tax-exempt shareholder of the RIC. Notwithstanding this “blocking” effect, a tax-exempt shareholder could realize UBTI by virtue of its investment in a Fund if shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Code Section 514(b).

A tax-exempt shareholder may also recognize UBTI if a Fund recognizes “excess inclusion income” derived from direct or indirect investments in residual interests in REMICS or equity interests in TMPs if the amount of such income recognized by the Fund exceeds the Fund’s investment company taxable income (after taking into account deductions for dividends paid by the Fund).

In addition, special tax consequences apply to charitable remainder trusts (“CRTs”) that invest in RICs that invest directly or indirectly in residual interests in REMICs or equity interests in TMPs. Under legislation enacted in December 2006, a CRT (as defined in section 664 of the Code) that realizes any UBTI for a taxable year must pay an excise tax annually of an amount equal to such UBTI. Under IRS guidance issued in October 2006, a CRT will not recognize UBTI as a result of investing in a Fund that recognizes “excess inclusion income.” Rather, if at any time during any taxable year a CRT (or one of certain other tax-exempt shareholders, such as the United States, a state or political subdivision, or an agency or instrumentality thereof, and certain energy cooperatives) is a record holder of a share in a Fund that recognizes “excess inclusion income,” then the Fund will be subject to a tax on that portion of its “excess inclusion income” for the taxable year that is allocable to such shareholders at the highest federal corporate income tax rate. The extent to which this IRS guidance remains applicable in light of the December 2006 legislation is unclear. To the extent permitted under the 1940 Act, each Fund may elect to specially allocate any such tax to the applicable CRT, or other shareholder, and thus reduce such shareholder’s distributions for the year by the amount of the tax that relates to such shareholder’s interest in each Fund. CRTs are urged to consult their tax advisors concerning the consequences of investing in each Fund.

Tax Shelter Reporting

If a Fund shareholder recognizes a loss of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the Internal Revenue Service a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all RICs. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisers to determine the applicability of these regulations in light of their individual circumstances.

Non-U.S. Investors

Non-U.S. investors in the Funds should consult their tax advisors concerning the tax consequences of ownership of shares in the Funds. Distributions properly reported as Capital Gain Dividends and exempt-interest dividends generally will not be subject to withholding of U.S. federal income tax. However, exempt-interest dividends may be subject to backup withholding (as discussed above). In general, dividends other than Capital Gain Dividends and exempt-interest dividends paid by a Fund to a shareholder that is not a “U.S. person” within the meaning of the Code ( a “foreign person”) are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate) even if they are funded by income or gains (such as portfolio interest, short-term capital gains, or foreign-source dividend and interest income) that, if paid to a foreign person directly, would not be subject to withholding. For distributions with respect to taxable years of a Fund beginning before January 1, 2014, a Fund was not required to withhold any amounts (a) with respect to distributions (other than distributions to a foreign person (i) that had not provided a satisfactory statement that the beneficial owner is not a U.S. person, (ii) to the extent that the dividend were attributable to certain interest on an obligation if the foreign person is the issuer or is a 10% shareholder of the issuer, (iii) that was within certain foreign countries that have inadequate information exchange with the United States, or (iv) to the extent the dividend were attributable to interest paid by a person that is a related person of the foreign person and the foreign person was a controlled foreign corporation) from U.S.-source interest income of types similar to those not subject to U.S. federal income tax if earned directly by an individual foreign person, to the extent such distributions were properly reported by each Fund in a written notice to shareholders (“interest-related dividends”), and (b) with respect to distributions (other than (i) distributions to an individual foreign person who was present in the United States for a period or periods aggregating 183 days or more during the year of the distribution and (ii) distributions subject to special rules regarding the disposition of U.S. real property interests (described below)) of net short-term capital gains in excess of net long-term capital losses to the extent such distributions were properly reported by each Fund in a written notice to shareholders (“short-term capital gain dividends”). A Fund was permitted to report such parts of its dividends as are eligible, to be treated as interest-related or short-term capital gain dividends, but is not required to, and may not do so. In the case of shares held through an intermediary, the intermediary may have withheld even if a Fund reported all or a portion of a payment as an interest-related or short-term capital gain dividend. Foreign persons should contact their intermediaries regarding the application of these rules to their accounts.

This exemption from withholding for interest-related and short-term capital gain dividends has expired for distributions with respect to taxable years of a Fund beginning on or after January 1, 2014. Therefore, as of the date of this SAI, the Funds (or intermediaries, as applicable) are currently required to withhold on distributions to foreign shareholders attributable to net interest or short-term capital gains that were formerly eligible for this withholding exemption. It is currently unclear whether Congress will extend this exemption for distributions with respect to taxable years of the Funds beginning on or after January 1, 2014, or what the terms of such an extension would be, including whether such extension would have retroactive effect.

A beneficial holder of shares who is a foreign person is not, in general, subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of shares of a Fund or on Capital Gain Dividends or exempt-interest dividends unless (a) such gain or dividend is effectively connected with the conduct of a trade or business carried on by such holder within the United States, (b) in the case of an individual holder, the holder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or the receipt of the Capital Gain Dividend and certain other conditions are met, or (c) the gain or loss realized on the sale of shares of a Fund or the Capital Gain Dividends are attributable to gains from the sale or exchange of “U.S. real property interests” (“USRPIs”) as defined generally below.

Foreign persons with respect to whom income from a Fund is effectively connected with a trade or business conducted by the foreign person within the United States will in general be subject to U.S. federal income tax on the income derived from the Fund at the graduated rates applicable to U.S. citizens, residents or domestic corporations, whether such income is received in cash or reinvested in shares of the Fund and, in the case of a foreign corporation, may also be subject to a branch profits tax. If a foreign person is eligible for the benefits of a tax treaty, any effectively connected income or gain will generally be subject to U.S. federal income tax on a net basis only if it is also attributable to a permanent establishment maintained by the shareholder in the United States. More generally, foreign shareholders who are residents in a country with an income tax treaty with the United States may obtain different tax results than those described herein, and are urged to consult their tax advisors.

Special rules apply to distributions to certain foreign shareholders from a RIC that is either a “U.S. real property holding corporation” (“USRPHC”) or would be a USRPHC absent exclusions from USRPI treatment for interests in domestically controlled REITs (or, prior to January 1, 2014, RICs) and not-greater-than-5% interests in publicly traded classes of stock in REITs or RICs. Additionally, special rules apply to the sale of shares in a RIC that is a USRPHC or former USRPHC. Very generally, a USRPHC is a domestic corporation that holds USRPIs (including indirectly through a Portfolio) — USRPIs are defined generally as any interest in U.S. real property or any equity interest in a USRPHC — the fair market value of which equals or exceeds 50% of the sum of the fair market values of the corporation’s USRPIs, interests in real property located outside the United States and other trade or business assets. Again very generally, these special rules may entail withholding and other taxes on certain distributions to and redemptions by foreign shareholders related to a Fund’s investment in USRPIs or, in some cases, an underlying fund’s investments in USRPIs. Each Fund generally does not expect that it will be a USRPHC or would be a USRPHC but for the operation of the above-mentioned exclusions, and thus does not expect these special tax rules to apply.

In order for a foreign person to qualify for any exemptions from withholding described above or from lower withholding tax rates under income tax treaties, or to establish an exemption from back back-up withholding, the foreign person must comply with special certification and filing requirements relating to its non-U.S. status (including, in general, furnishing an IRS Form W-8BEN or substitute form). Non-U.S. investors in the Funds should consult their tax advisers in this regard.

Special rules (including withholding and reporting requirements) apply to foreign partnerships and those holding Fund shares through foreign partnerships. Additional considerations may apply to foreign trusts and estates. Investors holding Fund shares through foreign entities should consult their tax advisers about their particular situation.

A beneficial holder of shares who is a foreign person may be subject to state and local tax and to the U.S. federal estate tax in addition to the U.S. federal income tax on income referred to above.

Shareholder Reporting Obligations With Respect To Foreign Bank and Financial Accounts

Shareholders that are U.S. persons and own, directly or indirectly, more than 50% of a Fund by vote or value could be required to report annually their “financial interest” in the Fund’s “foreign financial accounts,” if any, on Treasury Department Form TD F 90-22.1, Report of Foreign Bank and Financial Accounts (“FBAR”). Shareholders should consult a tax advisor regarding the applicability to them of this reporting requirement.

Other Reporting and Withholding Requirements

The Foreign Account Tax Compliance Act (“FATCA”) generally requires a Fund to obtain information sufficient to identify the status of each of its shareholders under FATCA. If a shareholder fails to provide this information or otherwise fails to comply with FATCA, a Fund may be required to withhold under FATCA at a rate of 30% with respect to that shareholder on dividends (other than exempt-interest dividends), including Capital Gain Dividends, and the proceeds of the sale, redemption or exchange of Fund shares. If a payment by a Fund is subject to FATCA withholding, the Fund is required to withhold even if such payment would otherwise be exempt from withholding under the rules applicable to foreign shareholders described above (e.g., Capital Gain Dividends and short-term capital gain and interest-related dividends); beginning as early as January 1, 2014.

Each prospective investor is urged to consult its tax adviser regarding the applicability of FATCA and any other reporting requirements with respect to the prospective investor’s own situation, including investments through an intermediary.

General Considerations

The foregoing discussion summarizes some of the consequences under the current U.S. federal income tax law of an investment in the Funds. It is for general information only and not a substitute for personal tax advice. Consult your personal tax advisor about the potential U.S. federal income tax consequences of an investment in the Fund, as well as the effects of state, local and foreign tax laws and any proposed tax law changes.

UNDERWRITER

State Street Global Markets, LLC serves as the Funds’ Distributor (the “Distributor”) pursuant to the Distribution Agreement by and between the Distributor and the Trust. Pursuant to the Distribution Agreement, the Funds pay the Distributor fees under the Rule 12b-1 Plan in effect for the Funds. For a description of the fees paid to the Distributor under the Rule 12b-1 Plan, see “Shareholder Servicing and Distribution Plans,” above. The Distributor is not obligated to sell any specific number of shares and will sell shares of a Fund on a continuous basis only against orders to purchase shares. The principal business address of the Distributor is One Lincoln Street, Boston, MA 02111.

FINANCIAL STATEMENTS

The audited financial statements for the fiscal year ended December 31, 2013 for the Funds in operation at that date are included in the Annual Report of the Trust, which was filed with the SEC on March 10, 2014 as part of the Trust’s filing on Form N-CSR (SEC Accession No. 0001193125-13-098256) and are incorporated into this SAI by reference. The Annual Report is available, without charge, upon request, by calling (866) 392-0869.

SSITSAI

APPENDIX A

RATINGS OF DEBT INSTRUMENTS

MOODY’S INVESTORS SERVICE, INC. (“MOODY’S”) — LONG TERM DEBT RATINGS. The following is a description of Moody’s debt instrument ratings.

Aaa — Bonds that are rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa — Bonds that are rated Aa are judged to be of high quality and are subject to very low credit risk.

A — Bonds that are rated A are considered upper-medium grade and are subject to low credit risk.

Baa — Baa rated bonds are considered medium-grade obligations, and as such may possess certain speculative characteristics and are subject to moderate credit risk.

Ba — Bonds which are rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B and Lower — Bonds which are rated B are considered speculative and are subject to high credit risk. Bonds which are rated

Caa are of poor standing and are subject to very high credit risk. Bonds which are rated Ca represent obligations which are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest. Bonds which are rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

Moody’s applies numerical modifiers 1, 2 and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a midrange ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

P-1 — Moody’s short-term ratings are opinions of the ability of issuers (or supporting institutions) to honor short-term financial obligations. Such obligations generally have an original maturity not exceeding thirteen months. The designation “Prime-1” or “P-1” indicates a superior ability to repay short-term debt obligations.

P-2 — Issuers (or supporting institutions) have a strong ability to repay short-term debt obligations.

P-3 — Issuers (or supporting institutions) have an acceptable ability to repay short-term debt obligations.

STANDARD & POOR’S RATING GROUP (“S&P”). S&P’s ratings are based, in varying degrees, on the following considerations: (i) the likelihood of default — capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation; (ii) the nature of and provisions of the obligation; and (iii) the protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

AAA — Bonds rated AAA are highest grade debt obligations. This rating indicates an extremely strong capacity to pay principal and interest.

AA — Bonds rated AA also qualify as high-quality obligations. Their capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only by a small degree.

A — Bonds rated A have a strong capacity to pay principal and interest, although they are more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher-rated categories.

BBB — Bonds rated BBB exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and principal.

BB and Lower — Bonds rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics with respect to the issuer’s capacity to pay interest and principal in accordance with the terms of the obligation. BB indicates the least degree of speculation and C the highest degree of speculation. While such bonds may have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

The ratings AA to C may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

A-1- Standard & Poor’s short-term issue credit ratings are current assessments of the likelihood of timely payments of debt having original maturity of no more than 365 days. The A-1 designation indicates that the capacity for payment is extremely strong.

A-2- The capacity for timely payment on issues with this designation is strong. However, a short-term debt with this rating is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debts in higher rating categories.

Plus (+) or minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

FITCH RATINGS. (“FITCH”).

Fitch Ratings cover a global spectrum of corporate, sovereign (including supranational and sub-national), financial, bank, insurance, municipal and other public finance entities and the securities or other obligations they issue.

AAA — Highest credit quality. ‘AAA’ ratings denote the lowest expectation of default risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA — Very high credit quality. ‘AA’ ratings denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A High credit quality. ‘A’ ratings denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB — Good credit quality. ‘BBB’ ratings indicate that expectations of default risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

BB Speculative — ‘BB’ ratings indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial flexibility exists which supports the servicing of financial commitments.

Fitch Rating’s appends the modifiers “+” or “-” to denote relative status within the major rating categories.

A short-term rating has a time horizon of up to 13 months for most obligations, or up to 36 months for US public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

F1. Highest short-term credit quality. Indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2. Good short-term credit quality. A Good intrinsic capacity for timely payment of financial commitments.

F3. Fair short-term credit quality. The intrinsic capacity for timely payment of financial commitments is adequate.

B. Speculative short-term credit quality. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C. High short-term default risk. Default is a real possibility.

D. Default. Indicates a broad-based default event for an entity, or the default of a specific short-term obligation.

E. Restricted Default. Indicates an entity has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations.

APPENDIX B

SSgA FUNDS

STATE STREET MASTER FUNDS

STATE STREET INSTITUTIONAL INVESTMENT TRUST

PROXY VOTING POLICY AND PROCEDURES

As of February 13, 2014

The Boards of Trustees of the SSgA Funds, State Street Master Funds, State Street Institutional Investment Trust (each a “Trust”)1 have adopted the following policy and procedures with respect to voting proxies relating to portfolio securities held by the Trust’s investment portfolios.

1.	Proxy Voting Policy

The policy of the Trust is to delegate the responsibility for voting proxies relating to portfolio securities held by the Trust to SSgA Funds Management, Inc., the Trust’s investment adviser (the “Adviser”), subject to the Trustees’ continuing oversight.

2.	Fiduciary Duty

The right to vote proxies with respect to a portfolio security held by the Trust is an asset of the Trust. The Adviser acts as a fiduciary of the Trust and must vote proxies in a manner consistent with the best interest of the Trust and its shareholders.

3.	Proxy Voting Procedures

A. At least annually, the Adviser shall present to the Board its policies, procedures and other guidelines for voting proxies (“Policy”). In addition, the Adviser shall notify the Trustees of material changes to its Policy promptly and not later than the next regular meeting of the Board of Trustees after such amendment is implemented.

B. With respect to any proxies that the Adviser has identified as involving a conflict of interest, the Adviser shall submit a report indicating the nature of the conflict of interest and how that conflict was resolved with respect to the voting of the proxy at the next regular meeting of the Board or Trustees. For this purpose, a “conflict of interest” shall be deemed to occur when the Adviser, the principal underwriter of the Trust (the “Principal Underwriter”) or an affiliated person of the Adviser or the Principal Underwriter has a financial interest in a matter presented by a proxy to be voted on behalf of a Trust, other than the obligations the Adviser or the Principal Underwriter incurs as a service provider to the Trust, which may compromise the Adviser’s or Principal Underwriter’s independence of judgment and action in voting the proxy.

C. At least annually, the Adviser shall inform the Trustees that a record is available with respect to each proxy voted with respect to portfolio securities of the Trust during the year. Also see Section 5 below.

4.	Revocation of Authority to Vote

The delegation by the Trustees of the authority to vote proxies relating to portfolio securities of the Trust may be revoked by the Trustees, in whole or in part, at any time.

[1]	Unless otherwise noted, the singular term “Trust” used throughout this document means each of SSgA Funds, State Street Master Funds and State Street Institutional Investment Trust.

B-1

5.	Annual Filing of Proxy Voting Record

The Adviser shall provide the required data for each proxy voted with respect to portfolio securities of the Trust to the Trust or its designated service provider in a timely manner and in a format acceptable to be filed in the Trust’s annual proxy voting report on Form N-PX for the twelve-month period ended June 30. Form N-PX is required to be filed not later than August 31 of each year.

6.	Disclosures

A.	The Trust shall include in its registration statement:

1.	A description of this policy and of the policies and procedures used by the Adviser to determine how to vote proxies relating to portfolio securities; and

2.	A statement disclosing that information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling the Trust’s toll-free telephone number; or through a specified Internet address; or both; and on the Securities and Exchange Commission’s (the “SEC”) website.

B.	The Trust shall include in its annual and semi-annual reports to shareholders:

1.	A statement disclosing that a description of the policies and procedures used by or on behalf of the Trust to determine how to vote proxies relating to portfolio securities of the Funds is available without charge, upon request, by calling the Trust’s toll-free telephone number; through a specified Internet address, if applicable; and on the SEC’s website; and

2.	A statement disclosing that information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling the Trust’s toll-free telephone number; or through a specified Internet address; or both; and on the SEC’s website.

7.	Review of Policy

The Trustees shall review this policy to determine its continued sufficiency as necessary from time to time.

B-2

APPENDIX C

C-1

State Street Global Advisors Funds Management, Inc.

(“SSgA FM”), one of the industry’s largest institutional asset managers, is the investment management arm of State Street Bank and Trust Company, a wholly owned subsidiary of State Street Corporation, a leading provider of financial services to institutional investors. As an investment manager, SSgA FM has discretionary proxy voting authority over most of its client accounts, and SSgA FM votes these proxies in the manner that we believe will most likely protect and promote the long-term economic value of client investments as described in the SSgA FM Global Proxy Voting and Engagement Principles.

SSgA FM maintains Proxy Voting and Engagement Guidelines for select markets, including: the US, the EU, the UK, Australia, emerging markets and Japan. International markets that do not have specific guidelines are reviewed and voted consistent with our Global Proxy Voting and Engagement Principles; however, SSgA FM also endeavors to show sensitivity to local market practices when voting in these various markets.

SSgA FM’s APPROACH TO

PROXY VOTING AND ISSUER ENGAGEMENT

At SSgA FM, we take our fiduciary duties as an asset manager very seriously. We have a dedicated team of corporate governance professionals who help us carry out our duties as a responsible investor. These duties include engaging with companies, developing and enhancing in-house corporate governance policies, analyzing corporate governance issues on a case-by-case basis at the company level, and exercising our voting rights—all to maximize shareholder value.

SSgA FM’s Global Proxy Voting and Engagement Principles (the “Principles”) may take different perspectives on common governance issues that vary from one market to another and, likewise, engagement activity may take different forms in order to best achieve long-term engagement goals. We believe that proxy voting and engagement with portfolio companies is often the most direct and productive way shareholders can exercise their ownership rights, and taken together, we view these tools to be an integral part of the overall investment process.

We believe engagement and voting activity have a direct relationship. As a result, the integration of our engagement activities, while leveraging the exercise of our voting rights, provides a meaningful shareholder tool that we believe protects and enhances the long-term economic value of the holdings in our client accounts. SSgA FM maximizes its voting power and engagement by maintaining a centralized proxy voting and active ownership process covering all holdings, regardless of strategy. Despite the different investment views and objectives across SSgA FM, depending on the product or strategy, the fiduciary responsibilities of share ownership and voting for which SSgA FM has voting discretion are carried out with a single voice and objective.

The Principles support governance structures that we believe add to, or maximize shareholder value at the companies held in our clients’ portfolios. SSgA FM conducts issuer specific engagements with companies to discuss our principles, including sustainability related risks. In addition, we encourage issuers to find ways of increasing the amount of direct communication board members have with shareholders. We believe direct communication with executive board members and independent non-executive directors is critical to helping companies understand shareholder concerns. Conversely, where appropriate, we conduct collaborative engagement activities with multiple shareholders and communicate with company representatives about common concerns.

In conducting our engagements, SSgA FM also evaluates the various factors that play into the corporate governance framework of a country, including the macroeconomic conditions and broader political system, the quality of regulatory oversight, the enforcement of property and shareholder rights and the independence of the judiciary to name a few. SSgA FM understands that regulatory requirements and investor expectations relating to governance practices and engagement activities differ from country-to-country. As a result, SSgA FM engages with issuers, regulators, or both, depending on the market. SSgA FM also is a member of various investor associations that seek to address broader corporate governance related policy at the country level as well as issuer specific concerns at a company level.

To help mitigate company specific risk, the team may collaborate with members of the active investment teams to engage with companies on corporate governance issues and address any specific concerns, or to get more information regarding shareholder items that are to be voted on at upcoming shareholder meetings. Outside of proxy voting season, SSgA FM conducts issuer specific engagements with companies covering various corporate governance and sustainability related topics.

The SSgA FM Governance Team uses a blend of quantitative and qualitative research and data to support screens to help identify issuers where active engagement may be necessary to protect and promote shareholder value. Issuer engagement may also be event driven, focusing on issuer specific corporate governance, sustainability concerns or wider industry related trends. SSgA FM also gives consideration to the size of our total position of the issuer in question and/or the potential negative governance, performance profile, and circumstance at hand. As a result, SSgA FM believes issuer engagement can take many forms and be triggered under numerous circumstances. The following methods represent how SSgA FM defines engagement methods:

Active

SSgA FM uses screening tools designed to capture a mix of company specific data including governance and sustainability profiles to help us focus our voting and engagement activity.

2

SSgA FM will actively seek direct dialogue with the board and management of companies we have identified through our screening processes. Such engagements may lead to further monitoring to ensure the company improves its governance or sustainability practices. In these cases, the engagement process represents the most meaningful opportunity for SSgA FM to protect long-term shareholder value from excessive risk due to poor governance and sustainability practices.

Recurring

SSgA FM has ongoing dialogue with its largest holdings on corporate governance and sustainability issues. SSgA FM maintains regular face-to-face meetings with these issuers, allowing SSgA FM to reinforce key tenets of good corporate governance and actively advise these issuers around concerns that SSgA FM feels may negatively impact long-term shareholder value.

Reactive

Reactive engagement is initiated by the issuers. SSgA FM routinely discusses specific voting issues and items with the issuer community. Reactive engagement is an opportunity to address not only voting items, but also a wide range of governance and sustainability issues.

Measurement

Assessing the effectiveness of our issuer engagement process is often difficult. To limit the subjectivity of measuring our success we actively seek issuer feedback and monitor the actions issuers take post-engagement to identify tangible changes. By doing so, we are able to establish indicators to gauge how issuers respond to our concerns and to what degree these responses satisfy our requests. It is also important to note that successful engagement activity can be measured over differing time periods depending on the facts and circumstances involved. Engagements can last as short as a single meeting or span multiple years.

Depending on the issue and whether the engagement activity is reactive, recurring, or active, engagement with issuers can take the form of written communication, conference calls, or face-to-face meetings.

SSgA FM believes active engagement is best conducted directly with company management or board members. Collaborative engagement, where multiple shareholders communicate with company representatives, can serve as a potential forum for issues that are not identified by SSgA FM as requiring active engagement, such as shareholder conference calls.

PROXY VOTING PROCEDURE

Oversight

The SSgA FM Corporate Governance Team is responsible for implementing the Proxy Voting and Engagement Guidelines (the “Guidelines”), case-by-case voting items, issuer engagement activities, and research and analysis of governance-related issues. The implementation of the Guidelines is overseen by the SSgA Global Proxy Review Committee (“SSgA PRC”), a committee of investment, compliance and legal professionals, who provide guidance on proxy issues as described in greater detail below. Oversight of the proxy voting process is ultimately the responsibility of the SSgA Investment Committee. The SSgA Investment Committee reviews and approves amendments to the Guidelines. The SSgA PRC reports to the SSgA Investment Committee, and may refer certain significant proxy items to that committee.

Proxy Voting Process

In order to facilitate SSgA FM’s proxy voting process, SSgA FM retains Institutional Shareholder Services Inc. (“ISS”), a firm with expertise in proxy voting and corporate governance. SSgA FM utilizes ISS’s services in three ways: (1) as SSgA FM’s proxy voting agent (providing SSgA FM with vote execution and administration services); (2) for applying the Guidelines; and (3) as providers of research and analysis relating to general corporate governance issues and specific proxy items.

The SSgA FM Corporate Governance Team reviews the Guidelines with ISS on an annual basis or on a case-by- case basis as needed. On most routine proxy voting items (e.g., ratification of auditors), ISS will affect the proxy votes in accordance with the Guidelines.

In other cases, the Corporate Governance Team will evaluate the proxy solicitation to determine how to vote based on facts and circumstances, consistent with the Principles, and the accompanying Guidelines, that seek to maximize the value of our client accounts.

3

In some instances, the Corporate Governance Team may refer significant issues to the SSgA PRC for a determination of the proxy vote. In addition, in determining whether to refer a proxy vote to the SSgA PRC, the Corporate Governance Team will consider whether a material conflict of interest exists between the interests of our client and those of SSgA FM or its affiliates (as explained in greater detail below under “Conflict of Interest”).

SSgA FM votes in all markets where it is feasible; however, SSgA FM may refrain from voting meetings when power of attorney documentation is required, where voting will have a material impact on our ability to trade the security, where issuer-specific special documentation is required or where various market or issuer certifications are required. SSgA FM is unable to vote proxies when certain custodians, used by our clients, do not offer proxy voting in a jurisdiction, or when they charge a meeting specific fee in excess of the typical custody service agreement.

Conflict of Interest

From time to time, SSgA FM will review a proxy which may present a potential conflict of interest. In general, we do not believe matters that fall within the Guidelines and are voted consistently with the Guidelines present any potential conflicts, since the vote on the matter has effectively been determined without reference to the soliciting entity. However, where matters do not fall within the Guidelines or where we believe that voting in accordance with the Guidelines is unwarranted, we conduct an additional review to determine whether there is a conflict of interest. Although various relationships could be deemed to give rise to a conflict of interest, SSgA FM has determined that two categories of relationships present a serious concern to warrant an alternative process: (1) clients of SSgA FM or its affiliates which are among the top 100 clients of State Street Corporation or its affiliates based upon revenue; and (2) the 10 largest broker-dealers used by SSgA, based upon revenue (a “Material Relationship”).

In circumstances where either: (i) the matter does not fall clearly within the Guidelines; or (ii) SSgA FM determines that voting in accordance with such policies or guidance is not in the best interests of its clients, the Head of SSgA FM’s Corporate Governance Team will determine whether a Material

Relationship exists. If so, the matter is referred to the SSgA PRC. The SSgA PRC then reviews the matter and determines whether a conflict of interest exists, and if so, how to best resolve such conflict. For example, the SSgA PRC may (i) determine that the proxy vote does not give rise to a conflict due to the issues presented, (ii) refer the matter to the SSgA Investment Committee for further evaluation or (iii) retain an independent fiduciary to determine the appropriate vote.

PROXY VOTING AND ENGAGEMENT PRINCIPLES

Directors and Boards

The election of directors is one of the most important fiduciary duties SSgA FM performs as a shareholder. SSgA FM believes that well-governed companies can protect and pursue shareholder interests better and withstand the challenges of an uncertain economic environment. As such, SSgA FM seeks to vote director elections in a way which we, as a fiduciary, believe will maximize the long-term value of each portfolio’s holdings.

Principally, a board acts on behalf of shareholders by protecting their interests and preserving their rights. This concept establishes the standard by which board and director performance is measured. To achieve this fundamental principle, the role of the board, in SSgA FM’s view, is to carry out its responsibilities in the best long-term interest of the company and its shareholders. An independent and effective board oversees management, provides guidance on strategic matters, selects the CEO and other senior executives, creates a succession plan for the board and management, provides risk oversight and assesses the performance of the CEO and management. In contrast, management implements the business and capital allocation strategies and runs the company’s day-to-day operations. As part of SSgA FM’s engagement process, SSgA FM routinely discusses the importance of these responsibilities with the boards of issuers.

SSgA FM believes the quality of a board is a measure of director independence, director succession planning, board evaluations and refreshment and company governance practices. In voting to elect nominees, SSgA FM considers many factors. SSgA FM believes independent directors are crucial to good corporate governance and help management establish sound corporate governance policies and practices. A sufficiently independent

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board will effectively monitor management, maintain appropriate governance practices, and perform oversight functions necessary to protect shareholder interests. SSgA FM also believes the right mix of skills, independence and qualifications among directors provides boards with the knowledge and direct experience to deal with risks and operating structures that are often unique and complex from one industry to another.

Accounting and Audit Related Issues

SSgA FM believes audit committees are critical and necessary as part of the board’s risk oversight role. The audit committee is responsible for setting out an internal audit function to provide robust audit and internal control systems designed to effectively manage potential and emerging risks to the company’s operations and strategy. SSgA FM believes audit committees should have independent directors as members, and SSgA FM will hold the members of the audit committee responsible for overseeing the management of the audit function.

The disclosure and availability of reliable financial statements in a timely manner is imperative for the investment process. As a result, board oversight of the internal controls and the independence of the audit process are essential if investors are to rely on financial statements. Also, it is important for the audit committee to appoint external auditors who are independent from management as we expect auditors to provide assurance as of a company’s financial condition.

Capital Structure, Reorganization and Mergers

The ability to raise capital is critical for companies to carry out strategy, grow and achieve returns above their cost of capital. The approval of capital raising activities is fundamental to a shareholder’s ability to monitor the amounts of proceeds and to ensure capital is deployed efficiently. Altering the capital structure of a company is a critical decision for boards and in making such a critical decision, SSgA FM believes the company should have a well explained business rationale that is consistent with corporate strategy and not overly dilute its shareholders.

Mergers or reorganizing the structure of a company often involve proposals relating to reincorporation, restructurings, mergers, liquidations, and other major changes to the corporation.

Proposals that are in the best interests of the shareholders, demonstrated by enhancing share value or improving the effectiveness of the company’s operations, will be supported. In evaluating mergers and acquisitions, SSgA FM considers the adequacy of the consideration and the impact of the corporate governance provisions to shareholders. In all cases, SSgA FM uses its discretion in order to maximize shareholder value.

Occasionally, companies add anti-takeover provisions that reduce the chances of a potential acquirer making an offer, or reducing the likelihood of a successful offer. SSgA FM does not support proposals that reduce shareholders’ rights, entrench management or reduce the likelihood of shareholder’s right to vote on reasonable offers.

Compensation

SSgA FM considers the board’s responsibility to include setting the appropriate level of executive compensation. Despite the differences among the types of plans and the awards possible, there is a simple underlying philosophy that guides SSgA FM’s analysis of executive compensation; SSgA FM believes that there should be a direct relationship between executive compensation and company performance over the long-term.

Shareholders should have the opportunity to assess whether pay structures and levels are aligned with business performance. When assessing remuneration reports, SSgA FM considers factors such as adequate disclosure of different remuneration elements, absolute and relative pay levels, peer selection and benchmarking, the mix of long-term and short-term incentives, alignment of pay structures with shareholder interests, as well as with corporate strategy and performance. SSgA FM may oppose remuneration reports where pay seems misaligned with shareholders’ interests. SSgA FM may also consider executive compensation practices when re-electing members of the remuneration committee.

SSgA FM recognizes that compensation policies and practices are unique from market to market; often with significant differences between the level of disclosures, the amount and forms of compensation paid, and the ability of shareholders to approve executive compensation practices. As a result, our ability to assess the appropriateness of executive compensation is often dependent on market practices and laws.

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Environmental and Social Issues

As a fiduciary, SSgA FM considers the financial and economic implications of environmental and social issues first and foremost. Environmental and social factors may not only have an impact on the reputation of companies but may also represent significant operational risks and costs to business. Well-developed environmental and social management systems can generate efficiencies and enhance productivity, both of which impact shareholder value in the long-term.

SSgA FM encourages companies to be transparent about the environmental and social risks and opportunities they face and adopt robust policies and processes to manage such issues. In our view, companies that manage all risks and consider opportunities related to environmental and social issues are able to adapt faster to changes and appear to be better placed to achieve sustainable competitive advantage in the long-term. Similarly, companies with good risk management systems, which include environmental and social policies, have a stronger position relative to their peers to manage risk and change, which could be the result of anything from regulation and litigation, physical threats (severe weather, climate change), economic trends to shifts in consumer behavior.

In their public reporting, we expect companies to disclose information on relevant management tools and material environmental and social performance metrics. We support efforts by companies to demonstrate how sustainability fits into operations and business activities. SSgA FM’s team of analysts evaluates these risks and shareholder proposals relating to them on an issuer by issuer basis; understanding that environmental and social risks can vary widely depending on a company, its industry, operations, and geographic footprint. SSgA FM may also take action against the re-election of board members if we have serious concerns over ESG practices and the company has not been responsive to shareholder requests to amend them.

General/Routine

Although SSgA FM does not seek involvement in the day-to-day operations of an organization, SSgA FM recognizes the need for conscientious oversight and input into management decisions that may affect a company’s value. SSgA FM supports proposals that encourage economically advantageous corporate practices and governance, while leaving decisions that are deemed to be routine or constitute ordinary business to management and the board of directors.

Securities on Loan

For funds where SSgA FM acts as trustee, SSgA FM may recall securities in instances where SSgA FM believes that a particular vote will have a material impact on the fund(s). Several factors shape this process. First, SSgA FM must receive notice of the vote in sufficient time to recall the shares on or before the record date. In many cases, SSgA FM does not receive timely notice, and is unable to recall the shares on or before the record date. Second, SSgA FM, exercising its discretion may recall shares if it believes the benefit of voting shares will outweigh the foregone lending income. This determination requires SSgA FM, with the information available at the time, to form judgments about events or outcomes that are difficult to quantify. Given past experience in this area, however, we believe that the recall of securities will rarely provide an economic benefit that outweighs the cost of the foregone lending income.

Reporting

Any client who wishes to receive information on how its proxies were voted should contact its SSgA FM relationship manager.

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State Street Global Advisors Worldwide Entities

Australia: State Street Global Advisors, Australia, Limited (ABN 42 003 914 225) is the holder of an Australian Financial Services Licence (AFSL Number 238276). Registered Office: Level 17, 420 George Street, Sydney, NSW 2000, Australia • Telephone: +612 9240-7600 • Facsimile: +612 9240-7611. Belgium: State Street Global Advisors Belgium, Office Park Nysdam, 92 Avenue Reine Astrid, B-1310 La Hulpe, Belgium • Telephone: +32 2 663 2036 • Facsimile: +32 2 672 2077. State Street Global Advisors Belgium is a branch office of State Street Global Advisors Limited. State Street Global Advisors Limited is authorised and regulated by the Financial Conduct Authority in the United Kingdom. Canada: State Street Global Advisors, Ltd., 770 Sherbrooke Street West, Suite 1200 Montreal, Quebec, H3A 1G1, 1-514-282-2484 and 30 Adelaide Street East Suite 500, Toronto, Ontario M5C 3G6 • Telephone: +647-775-5900. Dubai: State Street Bank and Trust Company (Representative Office), Boulevard Plaza 1, 17th Floor, Office 1703 Near Dubai Mall & Burj Khalifa, P.O Box 26838, Dubai, United Arab Emirates • Telephone: +971 (0)4-4372800 • Facsimile: +971 (0)4-4372818. France: State Street Global Advisors France. Authorised and regulated by the Autorité des Marchés Financiers. Registered with the Register of Commerce and Companies of Nanterre under the number: 412 052 680. Registered Office: Immeuble Défense Plaza, 23-25 rue Delarivière-Lefoullon, 92064 Paris La Défense Cedex, France • Telephone: (+33) 1 44 45 40 00 • Facsimile: (+33) 1 44 45 41 92. Germany: State Street Global Advisors GmbH, Brienner Strasse 59, D-80333 Munich • Telephone: +49 (0)89-55878-100 • Facsimile: +49 (0)89-55878-440. Hong Kong: State Street Global Advisors Asia Limited, 68/F, Two International Finance Centre, 8 Finance Street, Central, Hong Kong • Telephone: +852 2103-0288 • Facsimile: +852 2103-0200. Ireland: State Street Global Advisors Ireland Limited is regulated by the Central Bank of Ireland. Incorporated and registered in Ireland at Two Park Place, Upper Hatch Street, Dublin 2. Registered Number: 145221. Member of the Irish Association of Investment Managers • Telephone: +353 (0)1 776 3000 • Facsimile: +353 (0)1 776 3300. Italy: State Street Global Advisors Italy, Sede Secondaria di Milano, Via dei Bossi, 4 20121 Milan, Italy • Telephone: +39 02 32066 100 • Facsimile: +39 02 32066 155. State Street Global Advisors Italy is a branch office of State Street Global Advisors Limited. State Street Global Advisors Limited is authorised and regulated by the Financial Conduct Authority in the United Kingdom. Japan: State Street Global Advisors (Japan) Co., Ltd., 9-7-1 Akasaka, Minato-ku, Tokyo 107-6239• Telephone: +813 4530 7380. Financial Instruments Business Operator, Kanto Local Financial Bureau (Kinsho #345). Japan Investment Advisers Association, Investment Trusts Association Japan, Japan Securities Dealers Association. Netherlands: State Street Global Advisors Netherlands, Adam Smith Building, Thomas Malthusstraat 1-3, 1066 JR Amsterdam, Netherlands • Telephone: + 31 (0)20 7181701. State Street Global Advisors Netherlands is a branch office of State Street Global Advisors Limited. State Street Global Advisors Limited is authorised and regulated by the Financial Conduct Authority in the United Kingdom. Singapore: State Street Global Advisors Singapore Limited, 168, Robinson Road, #33-01 Capital Tower, Singapore 068912 (Company Registered Number:200002719D) • Telephone: +65 6826-7500• Facsimile: +65 6826-7501.Switzerland: State Street Global Advisors AG, Beethovenstr. 19, CH-8027 Zurich• Telephone: +41 (0)44 245 70 00 • Facsimile: +41 (0)44 245 70 16. United Kingdom: State Street Global Advisors Limited. Authorised and regulated by the Financial Conduct Authority. Registered in England. Registered Number: 2509928. VAT Number: 5776591 81. Registered Office: 20 Churchill Place, Canary Wharf, London, E14 5HJ • Telephone: +020 3395 6000 • Facsimile: +020 3395 6350. United States: State Street Global Advisors, One Lincoln Street, Boston, MA 02111-2900 • Telephone: (617) 664-4738.

Web: ssga.com

The views expressed in this material are the views of State Street Global Advisors Corporate Governance Team through the period ended March 17, 2014 and are subject to change based on market and other conditions. This document contains certain statements that may be deemed forward-looking statements. Please note that any such statements are not guarantees of any future performance and actual results or developments may differ materially from those projected. Past performance is no guarantee of future results. State Street Global Advisors generally delegates commodities management for separately managed accounts to State Street Global Advisors FM, a wholly owned subsidiary of State Street and an affiliate of State Street Global Advisors. State Street Global Advisors FM is registered as a commodity trading advisor (“CTA”) with the Commodity Futures Trading Commission and National Futures Association.

This communication is not specifically directed to investors of separately managed accounts (SMA) utilizing futures, options on futures or swaps. State Street Global Advisors FM CTA clients should contact State Street Global Advisors Relationship Management for important CTA materials.

Investing involves risk including the risk of loss of principal.

The whole or any part of this work may not be reproduced, copied or transmitted or any of its contents disclosed to third parties without SSgA’s express written consent.

The information provided does not constitute investment advice and it should not be relied on as such. It should not be considered a solicitation to buy or an offer to sell a security. It does not take into account any investor’s particular investment objectives, strategies, tax status or investment horizon. You should consult your tax and financial advisor. All material has been obtained from sources believed to be reliable. There is no representation or warranty as to the accuracy of the information and State Street shall have no liability for decisions based on such information.

State Street Global Advisors is the investment management business of State Street Corporation (NYSE: STT), one of the world’s leading providers of financial services to institutional investors.	ssga.com

©2014 State Street Corporation. All Rights Reserved.	7

State Street Global Advisors Funds Management, Inc.’s

(“SSgA FM”) US Proxy Voting and Engagement Guidelines outline our expectations of companies listed on stock exchanges in the US. This policy complements and should be read in conjunction with SSgA FM’s Global Proxy Voting and Engagement Principles which provide a detailed explanation of SSgA FM’s approach to voting and engaging with companies.

SSgA FM’s US Proxy Voting and Engagement Guidelines address areas including board structure, director tenure, audit related issues, capital structure, executive compensation, environmental, social and other governance related issues. Principally, we believe the primary responsibility of the board of directors is to preserve and enhance shareholder value and protect shareholder interests. In order to carry out their primary responsibilities, directors have to undertake activities that range from setting strategy, overseeing executive management to monitoring the risks that arise from a company’s business, including risks related to sustainability issues. Further, good corporate governance necessitates the existence of effective internal controls and risk management systems, which should be governed by the board.

When voting and engaging with companies in global markets, SSgA FM considers market specific nuances in the manner that we believe will most likely protect and promote the long-term economic value of client investments. SSgA FM expects companies to observe the relevant laws and regulations of their respective markets as well as country specific best practice guidelines and corporate governance codes. When we feel that a country’s regulatory requirements do not address some of the key philosophical principles that SSgA FM believes are fundamental to its global voting guidelines, we may hold companies in such markets to our global standards.

In its analysis and research into corporate governance issues in the US, SSgA FM expects all companies to act in a transparent manner and provide detailed disclosure on board profiles, related-party transactions, executive compensation and other governance issues that impact shareholders’ long-term interests.

SSgA FM’S PROXY VOTING AND ENGAGEMENT PHILOSOPHY

In our view, corporate governance and sustainability issues are an integral part of the investment process. The Corporate Governance Team consists of investment professionals with expertise in corporate governance and company law, remuneration, accounting as well as environmental and social issues. SSgA FM has established robust corporate governance principles and practices that are backed with extensive analytical expertise to understand the complexities of the corporate governance landscape. SSgA FM engages with companies to provide insight on the principles and practices that drive our voting decisions. We also conduct proactive engagements to address significant shareholder concerns and environmental, social and governance (“ESG”) issues in a manner consistent with maximizing shareholder value.

The team works alongside members of SSgA FM’s active investment teams; collaborating on issuer engagements and providing input on company specific fundamentals. SSgA FM is also a member of various investor associations that seek to address broader corporate governance related policy issues in the US.

SSgA FM is a signatory to the United Nations Principles of Responsible Investment (“UNPRI”) and is compliant with the UK Stewardship Code. We are committed to sustainable investing and are working to further integrate ESG principles into investment and corporate governance practices, where applicable and consistent with our fiduciary duty.

DIRECTORS AND BOARDS

SSgA FM believes that a well constituted board of directors, with a good balance of skills, expertise and independence, provides the foundations for a well governed company. SSgA FM votes for the election/re-election of directors on a case-by-case basis after considering various factors including general market practice and availability of information on director skills and expertise. In principle, SSgA FM believes independent directors are crucial to good corporate governance and help management establish sound corporate governance policies and practices. A sufficiently independent board will most effectively monitor management and perform oversight functions necessary to protect shareholder interests.

Director related proposals at US companies include issues submitted to shareholders that deal with the composition of the board or with members of a corporation’s board of directors. In deciding which director nominee to support, SSgA FM considers numerous factors.

Director Elections

SSgA FM’s director election policy focuses on companies’ governance profile to identify if a company demonstrates appropriate governance practices or if it exhibits negative governance practices. Factors SSgA FM considers when evaluating governance practices include, but are not limited to the following:

•	Shareholder rights;

•	Board independence; and

•	Board structure.

If a company demonstrates appropriate governance practices,

SSgA FM believes a director should be classified as independent based on the relevant listing standards or local market practice standards. In such cases, the composition of the key oversight committees of a board should meet the minimum standards of independence. Accordingly, SSgA FM will vote against a nominee at a company with

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appropriate governance practices if the director is classified as non-independent under relevant listing standards or local market practice AND serves on a key committee of the board (compensation, audit, nominating or committees required to be fully independent by local market standards).

Conversely, if a company demonstrates negative governance practices, SSgA FM believes the classification standards for director independence should be elevated. In such circumstances, we will evaluate all director nominees based on the following classification standards:

•	Is the nominee an employee of or related to an employee of the issuer or its auditor;

•	Does the nominee provide professional services to the issuer;

•	Has the nominee attended an appropriate number of board meetings; or

•	Has the nominee received non-board related compensation from the issuer.

Where companies demonstrate negative governance practices, these stricter standards will apply not only to directors who are a member of a key committee but to all directors on the board as market practice permits. Accordingly, SSgA FM will vote against a nominee (with the exception of the CEO) where the board has inappropriate governance practices and is considered not independent based on the above independence criteria.

Additionally, SSgA FM may withhold votes from directors based on the following:

•	When overall average board tenure is excessive and/or individual director tenure is excessive. In assessing excessive tenure, SSgA FM gives consideration to factors such as the preponderance of long tenured directors, board refreshment practices, and classified board structures;

•	When directors attend less than 75% of board meetings without appropriate explanation or providing reason for their failure to meet the attendance threshold;

•	CEOs of a public company who sit on more than three public company boards;

•	Director nominees who sit on more than six public company boards;
•	Directors of companies that have ignored a shareholder proposal which received a majority of the shares outstanding at the last annual or special meeting, unless management submits the proposal(s) on the ballot as a binding management proposal, recommending shareholders vote for the particular proposal(s);

•	Compensation committee members where there is a weak relationship between executive pay and performance over a five-year period;

•	Audit committee members if non-audit fees exceed 50% of total fees paid to the auditors; and

•	Directors who appear to have been remiss in their duties.

Director Related Proposals

SSgA FM generally votes for the following director related proposals:

•	Discharge of board members’ duties, in the absence of pending litigation, regulatory investigation, charges of fraud or other indications of significant concern;

•	Proposals to restore shareholders’ ability to remove directors with or without cause;

•	Proposals that permit shareholders to elect directors to fill board vacancies; and

•	Shareholder proposals seeking disclosure regarding the company, board, or compensation committee’s use of compensation consultants, such as company name, business relationship(s) and fees paid.

SSgA FM generally votes against the following director related proposals:

•	Requirements that candidates for directorships own large amounts of stock before being eligible to be elected;

•	Proposals that relate to the “transaction of other business as properly comes before the meeting”, which extend “blank check” powers to those acting as proxy; and

•	Proposals requiring two candidates per board seat.

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Majority Voting

SSgA FM will generally support a majority vote standard based on votes cast for the election of directors.

SSgA FM will generally vote to support amendments to bylaws that would require simple majority of voting shares (i.e. shares cast) to pass or repeal certain provisions.

Annual Elections

SSgA FM generally supports the establishment of annual elections of the board of directors. Consideration is given to the overall level of board independence and the independence of the key committees as well as whether there is a shareholders rights plan.

Cumulative Voting

SSgA FM does not support cumulative voting structures for the election of directors.

Separation Chair/CEO

SSgA FM analyzes proposals for the separation of Chair/CEO on a case-by-case basis taking into consideration numerous factors, including but not limited to, a company’s performance and the overall governance structure of the company.

Proxy Access

SSgA FM will consider proposals relating to Proxy Access on a case-by-case basis.

SSgA FM will evaluate the company’s specific circumstances, the impact of the proposal on the target company and its potential effect on shareholder value.

Considerations include but are not limited to the following:

•	The ownership thresholds and holding duration proposed in the resolution;

•	The binding nature of the proposal;

•	The number of directors that shareholders may be able to nominate each year;

•	Company performance;
•	Company governance structure;

•	Shareholder rights; and

•	Board performance.

Age/Term Limits

Generally, SSgA FM will vote against age and term limits.

Approve Remuneration of Directors

Generally, SSgA FM will support directors’ compensation, provided the amounts are not excessive relative to other issuers in the market or industry. In making our determination, we review whether the compensation is overly dilutive to existing shareholders.

Indemnification

Generally, SSgA FM supports proposals to limit directors’ liability and/or expand indemnification and liability protection if he or she has not acted in bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

Classified Boards

SSgA FM generally supports annual elections for the board of directors. In certain cases, SSgA FM will support a classified board structure; if the board is composed of 80 percent independent directors, the board’s key committees (auditing, nominating and compensation) are composed of independent directors, and consideration of other governance factors, including, but not limited to, shareholder rights and antitakeover devices.

Confidential Voting

SSgA FM will support confidential voting.

Board Size

SSgA FM will support proposals seeking to fix the board size or designate a range for the board size and will vote against proposals that give management the ability to alter the size of the board outside of a specified range without shareholder approval.

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AUDIT RELATED ISSUES

Ratifying Auditors and Approving Auditor Compensation

SSgA FM supports the approval of auditors and auditor compensation provided that the issuer has properly disclosed audit and non-audit fees relative to market practice and the audit fees are not deemed excessive. SSgA FM deems audit fees to be excessive if the non-audit fees for the prior year constituted 50% or more of the total fees paid to the auditor. SSgA FM will support the disclosure of auditor and consulting relationships when the same or related entities are conducting both activities and will support the establishment of a selection committee responsible for the final approval of significant management consultant contract awards where existing firms are already acting in an auditing function.

In circumstances where “other” fees include fees related to initial public offerings, bankruptcy emergence, and spin-offs, and the company makes public disclosure of the amount and nature of those fees which are determined to be an exception to the standard “non-audit fee” category, then such fees may be excluded from the non-audit fees considered in determining the ratio of non-audit to audit/audit-related fees/tax compliance and preparation for purposes of determining whether non-audit fees are excessive.

SSgA FM will support the discharge of auditors and requirements that auditors attend the annual meeting of shareholders.1

CAPITAL RELATED ISSUES

Capital structure proposals include requests by management for approval of amendments to the certificate of incorporation that will alter the capital structure of the company. The most common request is for an increase in the number of authorized shares of common stock, usually in conjunction with a stock split or dividend. Typically, requests that are not unreasonably dilutive or enhance the rights of common shareholders are supported. In considering authorized share proposals, the typical threshold for approval is 100% over current authorized shares. However, the threshold may be increased if the company offers a specific need or purpose (merger, stock splits, growth purposes, etc.). All proposals are evaluated on a case-by-case basis taking into account the company’s specific financial situation.

Increase in Authorized Common Shares

In general, SSgA FM supports share increases for general corporate purposes up to 100% of current authorized stock.

SSgA FM supports increases for specific corporate purposes up to 100% of the specific need plus 50% of current authorized common stock for US firms.

When applying the thresholds, SSgA FM will also consider the nature of the specific need, such as mergers and acquisitions and stock splits.

Increase in Authorized Preferred Shares

SSgA FM votes on a case-by-case basis on proposals to increase the number of preferred shares.

Generally, SSgA FM will vote for the authorization of preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable.

SSgA FM will support proposals to create “declawed” blank check preferred stock (stock that cannot be used as a takeover defense). However, SSgA FM will vote against proposals to increase the number of blank check preferred stock authorized for issuance when no shares have been issued or reserved for a specific purpose.

Unequal Voting Rights

SSgA FM will not support proposals authorizing the creation of new classes of common stock with superior voting rights and will vote against new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights. In addition, SSgA FM will not support capitalization changes that add “blank check” classes of stock (i.e. classes of stock with undefined voting rights) or classes that dilute the voting interests of existing shareholders.

However, SSgA FM will support capitalization changes that eliminate other classes of stock and/or unequal voting rights.

MERGERS AND ACQUISITIONS

Mergers or reorganizing the structure of a company often involve proposals relating to reincorporation, restructurings, mergers, liquidations, and other major changes to the corporation.

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Proposals that are in the best interests of the shareholders, demonstrated by enhancing share value or improving the effectiveness of the company’s operations, will be supported. In general, provisions that are not viewed as economically sound or are thought to be destructive to shareholders’ rights are not supported.

SSgA FM will generally support transactions that maximize shareholder value. Some of the considerations include, but are not limited to the following:

•	Offer premium;

•	Strategic rationale;

•	Board oversight of the process for the recommended transaction, including, director and/or management conflicts of interest;

•	Offers made at a premium and where there are no other higher bidders; and

•	Offers in which the secondary market price is substantially lower than the net asset value.

SSgA FM may vote against a transaction considering the following:

•	Offers with potentially damaging consequences for minority shareholders because of illiquid stock, especially in some non-US markets;

•	Offers where we believe there is a reasonable prospect for an enhanced bid or other bidders; and

•	At the time of voting, the current market price of the security exceeds the bid price.

ANTI–TAKEOVER ISSUES

Typically, these are proposals relating to requests by management to amend the certificate of incorporation or bylaws to add or delete a provision that is deemed to have an antitakeover effect. The majority of these proposals deal with management’s attempt to add some provision that makes a hostile takeover more difficult or will protect incumbent management in the event of a change in control of the company.

Proposals that reduce shareholders’ rights or have the effect of entrenching incumbent management will not be supported.

Proposals that enhance the right of shareholders to make their own choices as to the desirability of a merger or other proposal are supported.

Shareholder Rights Plans

SSgA FM will support mandates requiring shareholder approval of a shareholder rights plans (“poison pill”) and repeals of various anti-takeover related provisions.

In general, SSgA FM will vote against the adoption or renewal of a US issuer’s shareholder rights plan (“poison pill”).

SSgA FM will vote for an amendment to a shareholder rights plan (“poison pill”) where the terms of the new plans are more favorable to shareholders’ ability to accept unsolicited offers (i.e. if one of the following conditions are met: (i) minimum trigger, flip-in or flip-over of 20%, (ii) maximum term of three years, (iii) no “dead hand,” “slow hand,” “no hand” or similar feature that limits the ability of a future board to redeem the pill, and (iv) inclusion of a shareholder redemption feature (qualifying offer clause), permitting ten percent of the shares to call a special meeting or seek a written consent to vote on rescinding the pill if the board refuses to redeem the pill 90 days after a qualifying offer is announced).

Special Meetings

SSgA FM will vote for shareholder proposals related to special meetings at companies that do not provide shareholders the right to call for a special meeting in their bylaws if:

•	The company also does not allow shareholders to act by written consent; or

•	The company allows shareholders to act by written consent but the ownership threshold for acting by written consent is set above 25% of outstanding shares.

SSgA FM will vote for shareholder proposals related to special meetings at companies that give shareholders (with a minimum 10% ownership threshold) the right to call for a special meeting in their bylaws if:

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•	The current ownership threshold to call for a special meeting is above 25% of outstanding shares.

SSgA FM will vote for management proposals related to special meetings.

Written Consent

SSgA FM will vote for shareholder proposals on written consent at companies if:

•	The company does not have provisions in their bylaws giving shareholders the right to call for a special meeting; or

•	The company allows shareholders the right to call for a special meeting but the current ownership threshold to call for a special meeting is above 25% of outstanding shares; and

•	The company has a poor governance profile.

SSgA FM will vote management proposals on written consent on a case-by-case basis.

Super–Majority

SSgA FM will generally vote against amendments to bylaws requiring super-majority shareholder votes to pass or repeal certain provisions. SSgA FM will vote for the reduction or elimination of super-majority vote requirements, unless management of the issuer was concurrently seeking to or had previously made such a reduction or elimination.

REMUNERATION ISSUES

Despite the differences among the types of plans and the awards possible there is a simple underlying philosophy that guides the analysis of all compensation plans; namely, are the terms of the plan designed to provide an incentive for executives and/or employees to align their interests with those of the shareholders and thus work toward enhancing shareholder value. Plans which benefit participants only when the shareholders also benefit are those most likely to be supported.

Advisory Vote on Executive Compensation and Frequency

SSgA FM believes executive compensation plays a critical role in aligning executives interest with shareholder’s, attracting, retaining and incentivizing key talent, and ensuring positive correlation between the performance achieved by management and the benefits derived by shareholders. SSgA FM supports management proposals on executive compensation where there is a strong relationship between executive pay and performance over a five-year period. SSgA FM seeks adequate disclosure of different compensation elements, absolute and relative pay levels, peer selection and benchmarking, the mix of long term and short term incentives, alignment of pay structures with shareholder interests as well as with corporate strategy and performance. Further, shareholders should have the opportunity to assess whether pay structures and levels are aligned with business performance on an annual basis.

Employee Equity Award Plans

SSgA FM considers numerous criteria when examining equity award proposals. Generally, SSgA FM does not vote against plans for lack of performance or vesting criteria. Rather, the main criteria that will result in a vote against an equity award plan are:

Excessive voting power dilution To assess the dilutive effect, we divide the number of shares required to fully fund the proposed plan, the number of authorized but unissued shares and the issued but unexercised shares by the fully diluted share count. SSgA FM reviews that number in light of certain factors, including the industry of the issuer.

Historical option grants Excessive historical option grants over the past three years. Plans that provide for historical grant patterns of greater than eight to twelve percent are generally not supported.

Repricing SSgA FM will vote against any plan where repricing is expressly permitted. If a company has a history of repricing underwater options, the plan will not be supported.

Other criteria include the following:

•	Number of participants or eligible employees;

•	The variety of awards possible; and

•	The period of time covered by the plan.

There are numerous factors that we view as negative, and together, may result in a vote against a proposal:

•	Grants to individuals or very small groups of participants;

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•	“Gun-jumping” grants which anticipate shareholder approval of a plan or amendment;

•	The power of the board to exchange “underwater” options without shareholder approval; this pertains to the ability of a company to reprice options, not the actual act of repricing described above;

•	Below market rate loans to officers to exercise their options;

•	The ability to grant options at less than fair market value;

•	Acceleration of vesting automatically upon a change in control; and

•	Excessive compensation (i.e. compensation plans which are deemed by SSgA FM to be overly dilutive).

Share Repurchases If a company makes a clear connection between a share repurchase program and its intent to offset dilution created from option plans and the company fully discloses the amount of shares being repurchased, the voting dilution calculation may be adjusted to account for the impact of the buy back.

Companies who do not (i) clearly state the intentions of any proposed share buy-back plan or (ii) disclose a definitive number of the shares to be bought back and, (iii) disclose the time frame during which the shares will be bought back, will not have any such repurchase plan factored into the dilution calculation.

162(m) Plan Amendments If a plan would not normally meet the SSgA FM criteria described above, but is primarily being amended to add specific performance criteria to be used with awards designed to qualify for performance-based exception from the tax deductibility limitations of Section 162(m) of the Internal Revenue Code, then SSgA FM will support the proposal to amend the plan.

Employee Stock Option Plans

SSgA FM generally votes for stock purchase plans with an exercise price of not less than 85% of fair market value. However, SSgA FM takes market practice into consideration.

Compensation Related Items

SSgA FM will generally support the following proposals:

•	Expansions to reporting of financial or compensation-related information, within reason; and

•	Proposals requiring the disclosure of executive retirement benefits if the issuer does not have an independent compensation committee.

SSgA FM will generally vote against the following proposals:

•	Retirement bonuses for non-executive directors and auditors.

MISCELLANEOUS/ROUTINE ITEMS

SSgA FM generally supports the following miscellaneous/routine governance items:

•	Reimbursement of all appropriate proxy solicitation expenses associated with the election when voting in conjunction with support of a dissident slate;

•	Opting out of business combination provision;

•	Proposals that remove restrictions on the right of shareholders to act independently of management;

•	Liquidation of the company if the company will file for bankruptcy if the proposal is not approved;

•	Shareholder proposals to put option repricings to a shareholder vote;

•	General updating of or corrective amendments to charter and bylaws not otherwise specifically addressed herein, unless such amendments would reasonably be expected to diminish shareholder rights (e.g. extension of directors’ term limits, amending shareholder vote requirement to amend the charter documents, insufficient information provided as to the reason behind the amendment);

•	Change in corporation name;

•	Mandates that amendments to bylaws or charters have shareholder approval;

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•	Management proposals to change the date, time, and/or location of the annual meeting unless the proposed change is unreasonable;

•	Repeals, prohibitions or adoption of anti-greenmail provisions;

•	Management proposals to implement a reverse stock split when the number of authorized shares will be proportionately reduced and proposals to implement a reverse stock split to avoid delisting; and

•	Exclusive forum provisions.

SSgA FM generally does not support the following miscellaneous/ routine governance items:

•	Proposals asking companies to adopt full tenure holding periods for their executives;

•	Reincorporation to a location that we believe has more negative attributes than its current location of incorporation;

•	Shareholder proposals to change the date, time, and/or location of the annual meeting unless the current scheduling or location is unreasonable;

•	Proposals to approve other business when it appears as voting item;

•	Proposals giving the board exclusive authority to amend the bylaws; and

•	Proposals to reduce quorum requirements for shareholder meetings below a majority of the shares outstanding unless there are compelling reasons to support the proposal.

ENVIRONMENTAL AND SOCIAL ISSUES

As a fiduciary, we consider the financial and economic implications of environmental and social issues first and foremost. Environmental and social factors not only can have an impact on the reputation of companies; they may also represent significant operational risks and costs to business.

Well-developed environmental and social management systems can also generate efficiencies and enhance productivity, both of which impact shareholder value in the long-term.

SSgA FM encourages companies to be transparent about the environmental and social risks and opportunities they face and adopt robust policies and processes to manage such issues. In our view, companies that manage all risks and consider opportunities related to environmental and social issues are able to adapt faster to changes and appear to be better placed to achieve sustainable competitive advantage in the long-term. Similarly, companies with good risk management systems, which include environmental and social policies, have a stronger position relative to their peers to manage risk and change, which could result in anything from regulation and litigation, physical threats (severe weather, climate change), economic trends as well as shifts in consumer behavior.

In their public reporting, we expect companies to disclose information on relevant management tools and material environmental and social performance metrics. We support efforts by companies to try to demonstrate how sustainability fits into operations and business activities. SSgA FM’s team of analysts evaluates these risks on an issuer-by-issuer basis; understanding that environmental and social risks can vary widely depending on company industry, its operations, and geographic footprint.

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[1]	Common for non-US issuers; request from the issuer to discharge from liability the directors or auditors with respect to actions taken by them during the previous year.

State Street Global Advisors Worldwide Entities

Australia: State Street Global Advisors, Australia, Limited (ABN 42 003 914 225) is the holder of an Australian Financial Services Licence (AFSL Number 238276). Registered Office: Level 17, 420 George Street, Sydney, NSW 2000, Australia • Telephone: +612 9240-7600 • Facsimile: +612 9240-7611. Belgium: State Street Global Advisors Belgium, Office Park Nysdam, 92 Avenue Reine Astrid, B-1310 La Hulpe, Belgium • Telephone: +32 2 663 2036 • Facsimile: +32 2 672 2077. State Street Global Advisors Belgium is a branch office of State Street Global Advisors Limited. State Street Global Advisors Limited is authorised and regulated by the Financial Conduct Authority in the United Kingdom. Canada: State Street Global Advisors, Ltd., 770 Sherbrooke Street West, Suite 1200 Montreal, Quebec, H3A 1G1, 1-514-282-2484 and 30 Adelaide Street East Suite 500, Toronto, Ontario M5C 3G6 • Telephone: +647-775-5900. Dubai: State Street Bank and Trust Company (Representative Office), Boulevard Plaza 1, 17th Floor, Office 1703 Near Dubai Mall & Burj Khalifa, P.O Box 26838, Dubai, United Arab Emirates • Telephone: +971 (0)4-4372800 • Facsimile: +971 (0)4-4372818. France: State Street Global Advisors France. Authorised and regulated by the Autorité des Marchés Financiers. Registered with the Register of Commerce and Companies of Nanterre under the number: 412 052 680. Registered Office: Immeuble Défense Plaza, 23-25 rue Delarivière-Lefoullon, 92064 Paris La Défense Cedex, France • Telephone: (+33) 1 44 45 40 00 • Facsimile: (+33) 1 44 45 41 92. Germany: State Street Global Advisors GmbH, Brienner Strasse 59, D-80333 Munich • Telephone: +49 (0)89-55878-100 • Facsimile: +49 (0)89-55878-440. Hong Kong: State Street Global Advisors Asia Limited, 68/F, Two International Finance Centre, 8 Finance Street, Central, Hong Kong • Telephone: +852 2103-0288 • Facsimile: +852 2103-0200. Ireland: State Street Global Advisors Ireland Limited is regulated by the Central Bank of Ireland. Incorporated and registered in Ireland at Two Park Place, Upper Hatch Street, Dublin 2. Registered Number: 145221. Member of the Irish Association of Investment Managers • Telephone: +353 (0)1 776 3000 • Facsimile: +353 (0)1 776 3300. Italy: State Street Global Advisors Italy, Sede Secondaria di Milano, Via dei Bossi, 4 20121 Milan, Italy • Telephone: +39 02 32066 100 • Facsimile: +39 02 32066 155. State Street Global Advisors Italy is a branch office of State Street Global Advisors Limited. State Street Global Advisors Limited is authorised and regulated by the Financial Conduct Authority in the United Kingdom. Japan: State Street Global Advisors (Japan) Co., Ltd., 9-7-1 Akasaka, Minato-ku, Tokyo 107-6239 • Telephone: +813 4530 7380. Financial Instruments Business Operator, Kanto Local Financial Bureau (Kinsho #345). Japan Investment Advisers Association, Investment Trusts Association Japan, Japan Securities Dealers Association. Netherlands: State Street Global Advisors Netherlands, Adam Smith Building, Thomas Malthusstraat 1-3, 1066 JR Amsterdam, Netherlands • Telephone: + 31 (0)20 7181701. State Street Global Advisors Netherlands is a branch office of State Street Global Advisors Limited. State Street Global Advisors Limited is authorised and regulated by the Financial Conduct Authority in the United Kingdom. Singapore: State Street Global Advisors Singapore Limited, 168, Robinson Road, #33-01 Capital Tower, Singapore 068912 (Company Registered Number:200002719D) • Telephone: +65 6826-7500• Facsimile: +65 6826-7501.Switzerland: State Street Global Advisors AG, Beethovenstr. 19, CH-8027 Zurich• Telephone: +41 (0)44 245 70 00 • Facsimile: +41 (0)44 245 70 16. United Kingdom: State Street Global Advisors Limited. Authorised and regulated by the Financial Conduct Authority. Registered in England. Registered Number: 2509928. VAT Number: 5776591 81. Registered Office: 20 Churchill Place, Canary Wharf, London, E14 5HJ • Telephone: +020 3395 6000 • Facsimile: +020 3395 6350. United States: State Street Global Advisors, One Lincoln Street, Boston, MA 02111-2900 • Telephone: (617) 664-4738.

Web: ssga.com

The views expressed in this material are the views of State Street Global Advisors Corporate Governance Team through the period ended March 17, 2014 and are subject to change based on market and other conditions. This document contains certain statements that may be deemed forward-looking statements. Please note that any such statements are not guarantees of any future performance and actual results or developments may differ materially from those projected.

State Street Global Advisors generally delegates commodities management for separately managed accounts to State Street Global Advisors FM, a wholly owned subsidiary of State Street and an affiliate of State Street Global Advisors. State Street Global Advisors FM is registered as a commodity trading advisor (“CTA”) with the Commodity Futures Trading Commission and National Futures Association.

This communication is not specifically directed to investors of separately managed accounts (SMA) utilizing futures, options on futures or swaps. State Street Global Advisors FM CTA clients should contact State Street Global Advisors Relationship Management for important CTA materials.

Investing involves risk including the risk of loss of principal.

The whole or any part of this work may not be reproduced, copied or transmitted or any of its contents disclosed to third parties without SSgA’s express written consent.

The information provided does not constitute investment advice and it should not be relied on as such. It should not be considered a solicitation to buy or an offer to sell a security. It does not take into account any investor’s particular investment objectives, strategies, tax status or investment horizon. You should consult your tax and financial advisor. All material has been obtained from sources believed to be reliable. There is no representation or warranty as to the accuracy of the information and State Street shall have no liability for decisions based on such information.

State Street Global Advisors is the investment management business of State Street Corporation (NYSE: STT), one of the world’s leading providers of financial services to institutional investors.	ssga.com

©2014 State Street Corporation. All Rights Reserved.	10

State Street Global Advisors Funds Management, Inc.’,

(“SSgA FM”) European Proxy Voting and Engagement Guidelines cover different corporate governance frameworks and practices in European markets excluding the United Kingdom and Ireland. This policy complements and should be read in conjunction with SSgA FM’s overarching Global Proxy Voting and Engagement Principles which provide a detailed explanation of SSgA FM’s approach to voting and engaging with companies.

SSgA FM’s Proxy Voting and Engagement Guidelines in European markets address areas including board structure, audit related issues, capital structure, remuneration, environmental, social and other governance related issues. Principally, we believe the primary responsibility of the board of directors is to preserve and enhance shareholder value and protect shareholder interests. In order to carry out their primary responsibilities, directors have to undertake activities that range from setting strategy, overseeing executive management and monitoring the risks that arise from a company’s business, including risks related to sustainability issues. Further, good corporate governance necessitates the existence of effective internal controls and risk management systems, which should be governed by the board.

When voting and engaging with companies in European markets, SSgA FM considers market specific nuances in the manner that we believe will most likely protect and promote the long-term economic value of client investments. SSgA FM expects companies to observe the relevant laws and regulations of their respective markets as well as country specific best practice guidelines and corporate governance codes. When we feel that a country’s regulatory requirements do not address some of the key philosophical principles that SSgA FM believes are fundamental to its global voting guidelines, we may hold companies in such markets to our global standards.

In its analysis and research in to corporate governance issues in European companies, SSgA FM also considers guidance issued by the European Commission. Companies should provide detailed explanations under diverse ‘comply or explain’ approaches, especially where they fail to meet requirements and why any such non-compliance would serve shareholders’ long-term interests.

SSgA FM’S PROXY VOTING AND ENGAGEMENT PHILOSOPHY

In our view, corporate governance and sustainability issues are an integral part of the investment process. The Corporate Governance Team consists of investment professionals with expertise in corporate governance and company law, remuneration, accounting as well as environmental and social issues. SSgA FM has established robust corporate governance principles and practices that are backed with extensive analytical expertise to understand the complexities of the corporate governance landscape. SSgA FM engages with companies to provide insight on the principles and practices that drive our voting decisions. We also conduct proactive engagement to address significant shareholder concerns and environmental, social and governance (“ESG”) issues in a manner consistent with maximizing shareholder value.

The team works alongside members of SSgA FM’s active fundamental and EMEA investment teams; collaborating on issuer engagement and providing input on company specific fundamentals. SSgA FM is also a member of various investor associations that seek to address broader corporate governance related policy issues in European markets.

SSgA FM is a signatory to the United Nations Principles of Responsible Investment (“UNPRI”) and is compliant with the UK Stewardship Code. We are committed to sustainable investing and are working to further integrate ESG principles into investment and corporate governance practice, where applicable and consistent with our fiduciary duty.

DIRECTORS AND BOARDS

SSgA FM believes that a well constituted board of directors, with a good balance of skills, expertise and independence, provides the foundations for a well governed company. SSgA FM votes for the election/re–election of directors on a case-by-case basis after considering various factors including general market practice and availability of information on director skills and expertise. In principle, SSgA FM believes independent directors are crucial to good corporate governance and help management establish sound corporate governance policies and practices.

A sufficiently independent board will most effectively monitor management and perform oversight functions necessary to protect shareholder interests.

SSgA FM’s broad criteria for director independence in European companies include factors such as:

•	Participation in related–party transactions and other business relations with the company;

•	Employment history with company;

•	Relations with controlling shareholders;

•	Family ties with any of the company’s advisers, directors or senior employees;

•	Employee and government representatives; and

•	Overall average board tenure and individual director tenure at issuers with classified and de-classified boards, respectively.

While, overall board independence requirements and board structures differ from market to market, SSgA FM considers voting against directors it deems non–independent if overall board independence is below one third. SSgA FM also assesses the division of responsibilities between chairman and CEO on a case–by–case basis, giving consideration to factors such

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as overall level of independence on the board and general corporate governance standards in the company. SSgA FM may also not support a proposal to discharge the board, if a company fails to meet adequate governance standards or board level independence.

When considering the election or re-election of a non-executive director, SSgA FM also considers the number of outside board directorships a non-executive can undertake and attendance at board meetings. In addition, SSgA FM may vote against the election of a director whose biographical disclosures are insufficient to assess his or her role on the board and/or independence.

Although we generally are in favour of the annual election of directors, we recognise that director terms vary considerably in different European markets. SSgA FM may vote against article/ bylaw changes that seek to extend director terms. In addition, in certain markets, SSgA FM may vote against directors if their director terms extend beyond four years.

SSgA FM believes companies should have relevant board level committees for audit, remuneration and nomination oversight. The audit committee is responsible for monitoring the integrity of the financial statements of the company, appointing external auditors, monitoring their qualifications and independence as well their effectiveness and resource levels. Similarly, executive pay is an important aspect of corporate governance, and it should be determined by the board of directors and SSgA FM expects companies to have in place remuneration committees to provide independent oversight over executive pay. SSgA FM may vote against nominees who are executive members of audit or remuneration committees.

In its analysis of boards, SSgA FM considers whether board members have adequate skills to provide effective oversight of corporate strategy, operations and risks, including environmental and social issues. Boards should also have a regular evaluation process in place to assess the effectiveness of the board and the skills of board members to address issues such as emerging risks, changes to corporate strategy and diversification of operations and geographic footprint.

In certain European markets it is not uncommon for the election of directors to be presented in a single slate. In these cases, where executives serve on the audit or the remuneration committees, SSgA FM may vote against the entire slate.

SSgA FM may also consider factors such as board performance and directors who appear to be remiss in the performance of their oversight responsibilities. (e.g. fraud, criminal wrongdoing, breach of fiduciary responsibilities)

Indemnification and limitations on liability

Generally, SSgA FM supports proposals to limit directors’ liability and/or expand indemnification and liability protection up to the limit provided by law, if he or she has not acted in bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

AUDIT RELATED ISSUES

Companies should have robust internal audit and internal control systems designed for effective management of any potential and emerging risks to company operations and strategy. The responsibility of setting out an internal audit function lies with the audit committee, which should have as members independent non-executive directors.

Appointment of External Auditors

SSgA FM believes that a company’s auditor is an essential feature of an effective and transparent system of external supervision and shareholders should be given the opportunity to vote on their appointment or re-appoint at the annual meeting. When appointing external auditors and approving audit fees, SSgA FM will take into consideration the level of detail in company disclosures and will generally not support such resolutions if adequate breakdown is not provided and if non-audit fees are more than 50% of audit fees. In addition, SSgA FM may vote against members of the audit committee if we have concerns with audit related issues or if the level of non-audit fees to audit fees is significant. In certain circumstances, SSgA FM may consider auditor tenure when evaluating the audit process.

Limit Legal Liability of External Auditors

SSgA FM generally opposes limiting the legal liability of audit firms as we believe this could create a negative impact on the quality of the audit function.

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SHAREHOLDER RIGHTS AND CAPITAL RELATED ISSUES

In some European markets, differential voting rights continue to exist. SSgA FM supports the “one share one vote” policy and favours a share structure where all shares have equal voting rights. SSgA FM believes pre-emption rights should be introduced for shareholders in order to provide adequate protection from being overly diluted from the issuance of new shares or convertible securities to third parties or a small number of select shareholders.

Unequal Voting Rights

SSgA FM generally opposes proposals authorizing the creation of new classes of common stock with superior voting rights and will generally oppose new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights. In addition, SSgA FM will not support capitalization changes that add classes of stock with undefined voting rights or classes that may dilute the voting interests of existing shareholders. SSgA FM supports proposals to abolish voting caps and capitalization changes that eliminate other classes of stock and/or unequal voting rights.

Increase in Authorized Capital

The ability raise capital is critical for companies to carry out strategy, grow, and achieve returns above their cost of capital. The approval of capital raising activities is fundamental to shareholder’s ability to monitor the amounts of proceeds and to ensure capital is deployed efficiently. SSgA FM supports capital increases that have sound business reasons and are not excessive relative to a company’s existing capital base.

Pre-emption rights are a fundamental right for shareholders to protect their investment in a company. Where companies seek to issue new shares whilst dis–applying pre–emption rights, SSgA FM may vote against if such authorities are greater than 20% of the issued share capital. SSgA FM may also vote against resolutions seeking authority to issue capital with pre-emption rights if the aggregate amount allowed seems excessive and is not justified by the board. Generally, we are against capital issuance proposals greater than 100% of the issued share capital when the proceeds are not intended for a specific purpose.

Share Repurchase Programs

SSgA FM generally supports a proposal to repurchase shares, other than if the issuer does not clearly state the business purpose for the program, a definitive number of shares to be repurchased, and the time frame for the repurchase. SSgA FM may vote against share re-purchase requests that allow share re-purchases during a takeover period.

Dividends

SSgA FM generally supports dividend payouts that constitute 30% or more of net income. SSgA FM may vote against the dividend payouts if the dividend payout ratio has been consistently below 30% without adequate explanation; or, the payout is excessive given the company’s financial position. Particular attention will be paid where the payment may damage the company’s long-term financial health.

Related Party Transactions

Certain companies in European markets have a controlled ownership structure and have complex cross-shareholdings between subsidiaries and parent companies (related companies). Such structures may result in the prevalence of related-party transactions between the company and its various stakeholders such as directors and management, subsidiaries and shareholders. In markets where shareholders are required to approve such transactions, SSgA FM expects companies to provide details of the transaction, such as the nature, value and purpose of such a transaction. It also encourages independent directors to ratify such transactions. Further, SSgA FM encourages companies to describe the level of independent board oversight and the approval process, including details of any independent valuations provided by financial advisors on related-party transactions.

Mergers and Acquisitions

Mergers or reorganizing the structure of a company often involve proposals relating to reincorporation, restructurings, mergers, liquidations, and other major changes to the corporation. Proposals that are in the best interests of the shareholders, demonstrated by enhancing share value or improving the effectiveness of the company’s operations, will be supported. In general, provisions that are not viewed as economically

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sound or are thought to be destructive to shareholders’ rights are not supported.

SSgA FM will generally support transactions that maximize shareholder value. Some of the considerations include, but are not limited to the following:

•	Offer premium;

•	Strategic rationale;

•	Board oversight of the process for the recommended transaction, including, director and/or management conflicts of interest;

•	Offers made at a premium and where there are no other higher bidders; and

•	Offers in which the secondary market price is substantially lower than the net asset value.

SSgA FM may vote against a transaction considering the following:

•	Offers with potentially damaging consequences for minority shareholders because of illiquid stock;

•	Offers where we believe there is a reasonable prospect for an enhanced bid or other bidders; and

•	At the time of voting, the current market price of the security exceeds the bid price.

Anti–Takeover Measures

European markets have diverse regulations concerning the use of share issuances as takeover defenses with legal restrictions lacking in some markets. SSgA FM supports a one-share, one-vote policy, for example, given that dual-class capital structures entrench certain shareholders and management, insulating them from possible takeovers. SSgA FM opposes unlimited share issuance authorizations as they may be used as antitakeover devices, and they have the potential for substantial voting and earnings dilution. SSgA FM also monitors the duration of authorities to issue shares and whether there are restrictions and caps on multiple issuance authorities during the specified time periods. SSgA FM opposes antitakeover defenses such as authorities for the board, when subject to a hostile takeover, to issue warrants convertible into shares to existing shareholders.

REMUNERATION

Executive Pay

Despite the differences among the types of plans and awards possible, there is a simple underlying philosophy that guides SSgA FM’s analysis of executive pay—there should be a direct relationship between remuneration and company performance over the long-term.

Shareholders should have the opportunity to assess whether pay structures and levels are aligned with business performance. When assessing remuneration reports, SSgA FM considers factors such as adequate disclosure of different remuneration elements, absolute and relative pay levels, peer selection and benchmarking, the mix of long-term and short-term incentives, alignment of pay structures with shareholder interests as well as with corporate strategy and performance. SSgA FM may oppose remuneration reports where pay seems misaligned with shareholders’ interests. SSgA FM may also vote against the re-election of members of the remuneration committee if we have serious concerns over remuneration practices and the company has not been responsive to shareholder pressure to review its approach.

Equity Incentives Plans

SSgA FM may not support proposals on equity-based incentive plans where insufficient information is provided on matters such as grant limits, performance metrics, performance and vesting periods and overall dilution. SSgA FM does not generally support options under such plans being issued at a discount to market price or plans that allow for re-testing of performance metrics.

Non–Executive Director Pay

In European markets, authorities seeking shareholder approval for non-executive directors’ fees are generally not controversial. SSgA FM generally supports resolutions regarding directors’ fees unless disclosure is poor and we are unable to determine whether they are excessive relative to fees paid by other companies in the same country or industry. SSgA FM will evaluate on a company-by-company basis any non-cash or performance related pay to non-executive directors.

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RISK MANAGEMENT

SSgA FM believes that risk management is a key function of the board, which is responsible for setting the overall risk appetite of a company and for providing oversight on the risk management process established by senior executives at a company. SSgA FM allows boards discretion over how they provide oversight in this area. However, SSgA FM expects companies to disclose how the board provides oversight on its risk management system and to identify key risks facing the company. Boards should also review existing and emerging risks as they can change with a changing political and economic landscape, or as companies diversify or expand their operations into new areas.

Environmental and Social Issues

As a fiduciary, SSgA FM considers the financial and economic implications of environmental and social issues first and foremost. In this regard, SSgA FM supports environmental and social related items that we believe would protect or enhance shareholder value. Environmental and social factors not only can have an impact on the reputation of companies; they may also represent significant operational risks and costs to business. Well-developed environmental and social management systems can also generate efficiencies and enhance productivity, both of which impact shareholder value in the long-term.

SSgA FM encourages companies to be transparent about the environmental and social risks and opportunities they face and adopt robust policies and processes to manage such issues. In our view, companies that manage all risks and consider opportunities related to environmental and social issues are able to adapt faster to changes and appear to be better placed to achieve sustainable competitive advantage in the long-term. Similarly, Companies with good risk management systems, which include environmental and social policies, have a stronger position relative to their peers to manage risk and change, which could result in anything from regulation and litigation, physical threats (severe weather, climate change), economic trends as well as shifts in consumer behavior.

In their public reporting, we expect companies to disclose information on relevant management tools and material environmental and social performance metrics. We support efforts by companies to try to demonstrate how sustainability fits into operations and business activities. SSgA FM’s team of analysts evaluates these risks and shareholder proposals relating to them on an issuer by issuer basis; understanding that environmental and social risks can vary widely depending on company industry, its operations, and geographic footprint. SSgA FM may also take action against the re-election of members of the board if we have serious concerns over ESG practices and the company has not been responsive to shareholder pressure.

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State Street Global Advisors Worldwide Entities

Australia: State Street Global Advisors, Australia, Limited (ABN 42 003 914 225) is the holder of an Australian Financial Services Licence (AFSL Number 238276). Registered Office: Level 17, 420 George Street, Sydney, NSW 2000, Australia • Telephone: +612 9240-7600 • Facsimile: +612 9240-7611. Belgium: State Street Global Advisors Belgium, Office Park Nysdam, 92 Avenue Reine Astrid, B-1310 La Hulpe, Belgium • Telephone: +32 2 663 2036 • Facsimile: +32 2 672 2077. State Street Global Advisors Belgium is a branch office of State Street Global Advisors Limited. State Street Global Advisors Limited is authorised and regulated by the Financial Conduct Authority in the United Kingdom. Canada: State Street Global Advisors, Ltd., 770 Sherbrooke Street West, Suite 1200 Montreal, Quebec, H3A 1G1, 1-514-282-2484 and 30 Adelaide Street East Suite 500, Toronto, Ontario M5C 3G6 • Telephone: +647-775-5900. Dubai: State Street Bank and Trust Company (Representative Office), Boulevard Plaza 1, 17th Floor, Office 1703 Near Dubai Mall & Burj Khalifa, P.O Box 26838, Dubai, United Arab Emirates • Telephone: +971 (0)4-4372800 • Facsimile: +971 (0)4-4372818. France: State Street Global Advisors France. Authorised and regulated by the Autorité des Marchés Financiers. Registered with the Register of Commerce and Companies of Nanterre under the number: 412 052 680. Registered Office: Immeuble Défense Plaza, 23-25 rue Delarivière-Lefoullon, 92064 Paris La Défense Cedex, France • Telephone: (+33) 1 44 45 40 00 • Facsimile: (+33) 1 44 45 41 92. Germany: State Street Global Advisors GmbH, Brienner Strasse 59, D-80333 Munich • Telephone: +49 (0)89-55878-100 • Facsimile: +49 (0)89-55878-440. Hong Kong: State Street Global Advisors Asia Limited, 68/F, Two International Finance Centre, 8 Finance Street, Central, Hong Kong • Telephone: +852 2103-0288 • Facsimile: +852 2103-0200. Ireland: State Street Global Advisors Ireland Limited is regulated by the Central Bank of Ireland. Incorporated and registered in Ireland at Two Park Place, Upper Hatch Street, Dublin 2. Registered Number: 145221. Member of the Irish Association of Investment Managers • Telephone: +353 (0)1 776 3000 • Facsimile: +353 (0)1 776 3300. Italy: State Street Global Advisors Italy, Sede Secondaria di Milano, Via dei Bossi, 4 20121 Milan, Italy • Telephone: +39 02 32066 100 • Facsimile: +39 02 32066 155. State Street Global Advisors Italy is a branch office of State Street Global Advisors Limited. State Street Global Advisors Limited is authorised and regulated by the Financial Conduct Authority in the United Kingdom. Japan: State Street Global Advisors (Japan) Co., Ltd., 9-7-1 Akasaka, Minato-ku, Tokyo 107-6239• Telephone: +813 4530 7380. Financial Instruments Business Operator, Kanto Local Financial Bureau (Kinsho #345). Japan Investment Advisers Association, Investment Trusts Association Japan, Japan Securities Dealers Association. Netherlands: State Street Global Advisors Netherlands, Adam Smith Building, Thomas Malthusstraat 1-3, 1066 JR Amsterdam, Netherlands • Telephone: + 31 (0)20 7181701. State Street Global Advisors Netherlands is a branch office of State Street Global Advisors Limited. State Street Global Advisors Limited is authorised and regulated by the Financial Conduct Authority in the United Kingdom. Singapore: State Street Global Advisors Singapore Limited, 168, Robinson Road, #33-01 Capital Tower, Singapore 068912 (Company Registered Number:200002719D) • Telephone: +65 6826-7500• Facsimile: +65 6826-7501.Switzerland: State Street Global Advisors AG, Beethovenstr. 19, CH-8027 Zurich• Telephone: +41 (0)44 245 70 00 • Facsimile: +41 (0)44 245 70 16. United Kingdom: State Street Global Advisors Limited. Authorised and regulated by the Financial Conduct Authority. Registered in England. Registered Number: 2509928. VAT Number: 5776591 81. Registered Office: 20 Churchill Place, Canary Wharf, London, E14 5HJ • Telephone: +020 3395 6000 • Facsimile: +020 3395 6350. United States: State Street Global Advisors, One Lincoln Street, Boston, MA 02111-2900 • Telephone: (617) 664-4738.

Web: ssga.com

The views expressed in this material are the views of State Street Global Advisors Corporate Governance Team through the period ended March 17, 2014 and are subject to change based on market and other conditions. This document contains certain statements that may be deemed forward-looking statements. Please note that any such statements are not guarantees of any future performance and actual results or developments may differ materially from those projected. Past performance is no guarantee of future results. State Street Global Advisors generally delegates commodities management for separately managed accounts to State Street Global Advisors FM, a wholly owned subsidiary of State Street and an affiliate of State Street Global Advisors. State Street Global Advisors FM is registered as a commodity trading advisor (“CTA”) with the Commodity Futures Trading Commission and National Futures Association.

This communication is not specifically directed to investors of separately managed accounts (SMA) utilizing futures, options on futures or swaps. State Street Global Advisors FM CTA clients should contact State Street Global Advisors Relationship Management for important CTA materials.

Investing involves risk including the risk of loss of principal.

The whole or any part of this work may not be reproduced, copied or transmitted or any of its contents disclosed to third parties without SSgA’s express written consent.

The information provided does not constitute investment advice and it should not be relied on as such. It should not be considered a solicitation to buy or an offer to sell a security. It does not take into account any investor’s particular investment objectives, strategies, tax status or investment horizon. You should consult your tax and financial advisor. All material has been obtained from sources believed to be reliable. There is no representation or warranty as to the accuracy of the information and State Street shall have no liability for decisions based on such information.

State Street Global Advisors is the investment management business of State Street Corporation (NYSE: STT), one of the world’s leading providers of financial services to institutional investors.	ssga.com

©2014 State Street Corporation. All Rights Reserved.	7

State Street Global Advisors Funds Management, Inc.’,

(“SSgA FM”) UK Proxy Voting and Engagement Guidelines outline our expectations of companies listed on stock exchanges in the United Kingdom and Ireland. This policy complements and should be read in conjunction with SSgA FM’s Global Proxy Voting and Engagement Principles which provide a detailed explanation of SSgA FM’s approach to voting and engaging with companies.

SSgA FM’s UK Proxy Voting and Engagement Guidelines address areas including board structure, audit related issues, capital structure, remuneration, environmental, social and other governance related issues. Principally, we believe the primary responsibility of the board of directors is to preserve and enhance shareholder value and protect shareholder interests. In order to carry out their primary responsibilities, directors have to undertake activities that range from setting strategy, overseeing executive management to monitoring the risks that arise from a company’s business, including risks related to sustainability issues. Further, good corporate governance necessitates the existence of effective internal controls and risk management systems, which should be governed by the board.

When voting and engaging with companies in global markets, SSgA FM considers market specific nuances in the manner that we believe will most likely protect and promote the long-term economic value of client investments. SSgA FM expects companies to observe the relevant laws and regulations of their respective markets as well as country specific best practice guidelines and corporate governance codes. When we feel that a country’s regulatory requirements do not address some of the key philosophical principles that SSgA FM believes are fundamental to its global voting guidelines, we may hold companies in such markets to our global standards.

In its analysis and research into corporate governance issues in the UK and Ireland, SSgA FM expects all companies, regardless of domicile, that obtain a primary listing on the London Stock Exchange or the Irish Stock Exchange to comply with the UK Corporate Governance Code. Companies should provide detailed explanations under the Code’s ‘comply or explain’ approach, especially where they fail to meet requirements and why any such non-compliance would serve shareholders’ long-term interests.

SSgA FM’S PROXY VOTING AND ENGAGEMENT PHILOSOPHY

In our view, corporate governance and sustainability issues are an integral part of the investment process. The Corporate Governance Team consists of investment professionals with expertise in corporate governance and company law, remuneration, accounting as well as environmental and social issues. SSgA FM has established robust corporate governance principles and practices that are backed with extensive analytical expertise to understand the complexities of the corporate governance landscape. SSgA FM engages with companies to provide insight on the principles and practices that drive our voting decisions. We also conduct proactive engagement to address significant shareholder concerns and environmental, social and governance (“ESG”) issues in a manner consistent with maximizing shareholder value.

The team works alongside members of SSgA FM’s active fundamental and EMEA investment teams; collaborating on issuer engagement and providing input on company specific fundamentals. SSgA FM is also a member of various investor associations that seek to address broader corporate governance related policy issues in the UK and European markets. SSgA FM is a signatory to the United Nations Principles of Responsible Investment (“UNPRI”) and is compliant with the UK Stewardship Code. We are committed to sustainable investing and are working to further integrate ESG principles into investment and corporate governance practice, where applicable and consistent with our fiduciary duty.

DIRECTORS AND BOARDS

SSgA FM believes that a well constituted board of directors, with a good balance of skills, expertise and independence, provides the foundations for a well governed company. SSgA FM votes for the election/re-election of directors on a case-by-case basis after considering various factors including general market practice and availability of information on director skills and expertise. In principle, SSgA FM believes independent directors are crucial to good corporate governance and help management establish sound corporate governance policies and practices.

A sufficiently independent board will most effectively monitor management and perform oversight functions necessary to protect shareholder interests.

SSgA FM’s broad criteria for director independence in UK companies include factors such as:

•	Participation in related-party transactions and other business relations with the company;

•	Employment history with company;

•	Excessive tenure and a preponderance of long-tenured directors:

•	Relations with controlling shareholders; and

•	Family ties with any of the company’s advisers, directors or senior employees.

When considering the election or re-election of a director, SSgA FM also considers the number of outside board directorships a non-executive and an executive may undertake as well as attendance at board meetings. In addition, SSgA FM monitors other factors that may influence the independence

2

of a non-executive director, such as performance related pay, cross-directorships, significant shareholdings and tenure. SSgA FM supports the annual election of directors.

While SSgA FM is generally supportive of having the roles of chairman and CEO separated in the UK market, SSgA FM assesses the division of responsibilities between chairman and CEO on a case-by-case basis, giving consideration to factors such as the company’s specific circumstances, overall level of independence on the board and general corporate governance standards in the company. Similarly, SSgA FM will monitor for circumstances where a combined chairman/CEO is appointed or where a former CEO becomes chairman.

SSgA FM may also consider factors such as board performance and directors who appear to be remiss in the performance of their oversight responsibilities when considering their suitability for reappointment. (e.g. fraud, criminal wrongdoing, breach of fiduciary responsibilities).

SSgA FM believes companies should have committees for audit, remuneration and nomination oversight. The audit committee is responsible for monitoring the integrity of the financial statements of the company, appointing external auditors, monitoring their qualifications and independence as well their effectiveness and resource levels. Similarly, executive pay is an important aspect of corporate governance, and it should be determined by the board of directors and SSgA FM expects companies to have in place remuneration committees to provide independent oversight over executive pay. SSgA FM will vote against nominees who are executive members of audit or remuneration committees.

In its analysis of boards, SSgA FM considers whether board members have adequate skills to provide effective oversight of corporate strategy, operations and risks, including environmental and social issues. Boards should also have a regular evaluation process in place to assess the effectiveness of the board and the skills of board members to address issues such as emerging risks, changes to corporate strategy and diversification of operations and geographic footprint. The nomination committee is responsible for evaluating and keeping under review the balance of skills, knowledge and experience of the board and ensuring that adequate succession plans are in place for directors and the CEO. SSgA FM may vote against the re-election of members of the nomination committee if, over time, the board has failed to address concerns over board structure or succession.

Indemnification and limitations on liability

Generally, SSgA FM supports proposals to limit directors’ liability and/or expand indemnification and liability protection up to the limit provided by law, if he or she has not acted in bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

AUDIT RELATED ISSUES

Companies should have robust internal audit and internal control systems designed for effective management of any potential and emerging risks to company operations and strategy. The responsibility of setting out an internal audit function lies with the audit committee, which should have as members independent non-executive directors.

Appointment of External Auditors

SSgA FM believes that a company’s auditor is an essential feature of an effective and transparent system of external supervision and shareholders should be given the opportunity to vote on their appointment or re-appoint at the annual meeting. When appointing external auditors and approving audit fees, SSgA FM will take into consideration the level of detail in company disclosures and will generally not support such resolutions if an adequate breakdown is not provided and if non-audit fees are more than 50% of audit fees. In addition, SSgA FM may vote against members of the audit committee if we have concerns with audit related issues or if the level of non-audit fees to audit fees is significant. In certain circumstances, SSgA FM may consider auditor tenure when evaluating the audit process.

Limit Legal Liability of External Auditors

SSgA FM generally opposes limiting the legal liability of audit firms as we believe this could create a negative impact on the quality of the audit function.

3

SHAREHOLDER RIGHTS AND CAPITAL RELATED ISSUES

Share Issuances

The ability to raise capital is critical for companies to carry out strategy, grow, and achieve returns above their cost of capital. The approval of capital raising activities is fundamental to shareholder’s ability to monitor the amounts of proceeds and to ensure capital is deployed efficiently. SSgA FM supports capital increases that have sound business reasons and are not excessive relative to a company’s existing capital base.

Pre-emption rights are a fundamental right for shareholders to protect their investment in a company. Where companies seeks to issue new shares whilst dis-applying pre-emption rights, SSgA FM may vote against if such authorities are greater than 20% of the issued share capital. SSgA FM may also vote against resolutions seeking authority to issue capital with pre-emption rights if the aggregate amount allowed seems excessive and is not justified by the board. Generally, we are against capital issuance proposals greater than 100% of the issued share capital when the proceeds are not intended for a specific purpose.

Share Repurchase Programs

SSgA FM generally supports a proposal to repurchase shares, other than if the issuer does not clearly state the business purpose for the program, a definitive number of shares to be repurchased, and the time frame for the repurchase. SSgA FM may vote against share re-purchase requests that allow share re-purchases during a takeover period.

Dividends

SSgA FM generally supports dividend payouts that constitute 30% or more of net income. SSgA FM may vote against the dividend payouts if the dividend payout ratio has been consistently below 30% without adequate explanation; or, the payout is excessive given the company’s financial position. Particular attention will be paid where the payment may damage the company’s long term financial health.

Mergers and Acquisitions

Mergers or reorganizing the structure of a company often involve proposals relating to reincorporation, restructurings, mergers, liquidations, and other major changes to the corporation. Proposals that are in the best interests of the shareholders, demonstrated by enhancing share value or improving the effectiveness of the company’s operations, will be supported. In general, provisions that are not viewed as economically sound or are thought to be destructive to shareholders’ rights are not supported.

SSgA FM will generally support transactions that maximize share-holder value. Some of the considerations include, but are not limited to the following:

•	Offer premium;

•	Strategic rationale;

•	Board oversight of the process for the recommended transaction, including, director and/or management conflicts of interest;

•	Offers made at a premium and where there are no other higher bidders; and

•	Offers in which the secondary market price is substantially lower than the net asset value.

SSgA FM may vote against a transaction considering the following:

•	Offers with potentially damaging consequences for minority shareholders because of illiquid stock;

•	Offers where we believe there is a reasonable prospect for an enhanced bid or other bidders; and

•	At the time of voting, the current market price of the security exceeds the bid price.

Anti-Takeover Measures

SSgA FM opposes antitakeover defenses such as authorities for the board when subject to a hostile takeover to issue warrants convertible into shares to existing shareholders.

REMUNERATION

Executive Pay

Despite the differences among the types of plans and awards possible, there is a simple underlying philosophy that guides SSgA FM’s analysis of executive pay—there should be a direct relationship between remuneration and company performance over the long-term.

4

Shareholders should have the opportunity to assess whether pay structures and levels are aligned with business performance. When assessing remuneration policies and reports, SSgA FM considers factors such as adequate disclosure of different remuneration elements, absolute and relative pay levels, peer selection and benchmarking, the mix of long-term and short-term incentives, alignment of pay structures with shareholder interests as well as with corporate strategy and performance. SSgA FM may oppose remuneration reports where pay seems misaligned with shareholders’ interests. SSgA FM may also vote against the re-election of members of the remuneration committee if we have serious concerns over remuneration practices and the company has not been responsive to shareholder pressure.

Equity Incentives Plans

SSgA FM may not support proposals on equity-based incentive plans where insufficient information is provided on matters such as grant limits, performance metrics, performance and vesting periods and overall dilution. SSgA FM does not generally support options under such plans being issued at a discount to market price or plans that allow for re-testing of performance metrics.

Non-Executive Director Pay

Authorities seeking shareholder approval for non-executive directors’ fees are generally not controversial. SSgA FM generally supports resolutions regarding directors’ fees unless disclosure is poor and we are unable to determine whether they are excessive relative to fees paid by other companies in the same country or industry. SSgA FM will evaluate on a company- by-company basis any non-cash or performance related pay to non-executive directors.

RISK MANAGEMENT

SSgA FM believes that risk management is a key function of the board, which is responsible for setting the overall risk appetite of a company and for providing oversight on the risk management process established by senior executives at a company. SSgA FM allows boards discretion over how they provide oversight in this area. However, SSgA FM expects companies to disclose how the board provides oversight on its risk management system and to identify key risks facing the company. Boards should also review existing and emerging risks as they can change with a changing political and economic landscape, or as companies diversify or expand their operations into new areas.

Environmental and Social Issues

As a fiduciary, SSgA FM considers the financial and economic implications of environmental and social issues first and foremost. In this regard, SSgA FM supports environmental and social related items that we believe would protect or enhance shareholder value. Environmental and social factors not only can have an impact on the reputation of companies; they may also represent significant operational risks and costs to business. Well-developed environmental and social management systems can also generate efficiencies and enhance productivity, both of which impact shareholder value in the long-term.

SSgA FM encourages companies to be transparent about the environmental and social risks and opportunities they face and adopt robust policies and processes to manage such issues. In our view, companies that manage all risks and consider opportunities related to environmental and social issues are able to adapt faster to changes and appear to be better placed to achieve sustainable competitive advantage in the long-term. Similarly, companies with good risk management systems, which include environmental and social policies, have a stronger position relative to their peers to manage risk and change, which could result in anything from regulation and litigation, physical threats (severe weather, climate change), economic trends as well as shifts in consumer behavior.

In their public reporting, we expect companies to disclose information on relevant management tools and material environmental and social performance metrics. We support efforts by companies to try to demonstrate how sustainability fits into operations and business activities. SSgA FM’s team of analysts evaluates these risks and shareholder proposals relating to them on an issuer by issuer basis; understanding that environmental and social risks can vary widely depending on company industry, its operations, and geographic footprint. SSgA FM may also take action against the re-election of members of the board if we have serious concerns over ESG practices and the company has not been responsive to shareholder pressure.

5

State Street Global Advisors Worldwide Entities

Australia: State Street Global Advisors, Australia, Limited (ABN 42 003 914 225) is the holder of an Australian Financial Services Licence (AFSL Number 238276). Registered Office: Level 17, 420 George Street, Sydney, NSW 2000, Australia • Telephone: +612 9240-7600 • Facsimile: +612 9240-7611. Belgium: State Street Global Advisors Belgium, Office Park Nysdam, 92 Avenue Reine Astrid, B-1310 La Hulpe, Belgium • Telephone: +32 2 663 2036 • Facsimile: +32 2 672 2077. State Street Global Advisors Belgium is a branch office of State Street Global Advisors Limited. State Street Global Advisors Limited is authorised and regulated by the Financial Conduct Authority in the United Kingdom. Canada: State Street Global Advisors, Ltd., 770 Sherbrooke Street West, Suite 1200 Montreal, Quebec, H3A 1G1, 1-514-282-2484 and 30 Adelaide Street East Suite 500, Toronto, Ontario M5C 3G6 • Telephone: +647-775-5900. Dubai: State Street Bank and Trust Company (Representative Office), Boulevard Plaza 1, 17th Floor, Office 1703 Near Dubai Mall & Burj Khalifa, P.O Box 26838, Dubai, United Arab Emirates • Telephone: +971 (0)4-4372800 • Facsimile: +971 (0)4-4372818. France: State Street Global Advisors France. Authorised and regulated by the Autorité des Marchés Financiers. Registered with the Register of Commerce and Companies of Nanterre under the number: 412 052 680. Registered Office: Immeuble Défense Plaza, 23-25 rue Delarivière-Lefoullon, 92064 Paris La Défense Cedex, France • Telephone: (+33) 1 44 45 40 00 • Facsimile: (+33) 1 44 45 41 92. Germany: State Street Global Advisors GmbH, Brienner Strasse 59, D-80333 Munich • Telephone: +49 (0)89-55878-100 • Facsimile: +49 (0)89-55878-440. Hong Kong: State Street Global Advisors Asia Limited, 68/F, Two International Finance Centre, 8 Finance Street, Central, Hong Kong • Telephone: +852 2103-0288 • Facsimile: +852 2103-0200. Ireland: State Street Global Advisors Ireland Limited is regulated by the Central Bank of Ireland. Incorporated and registered in Ireland at Two Park Place, Upper Hatch Street, Dublin 2. Registered Number: 145221. Member of the Irish Association of Investment Managers • Telephone: +353 (0)1 776 3000 • Facsimile: +353 (0)1 776 3300. Italy: State Street Global Advisors Italy, Sede Secondaria di Milano, Via dei Bossi, 4 20121 Milan, Italy • Telephone: +39 02 32066 100 • Facsimile: +39 02 32066 155. State Street Global Advisors Italy is a branch office of State Street Global Advisors Limited. State Street Global Advisors Limited is authorised and regulated by the Financial Conduct Authority in the United Kingdom. Japan: State Street Global Advisors (Japan) Co., Ltd., 9-7-1 Akasaka, Minato-ku, Tokyo 107-6239• Telephone: +813 4530 7380. Financial Instruments Business Operator, Kanto Local Financial Bureau (Kinsho #345). Japan Investment Advisers Association, Investment Trusts Association Japan, Japan Securities Dealers Association. Netherlands: State Street Global Advisors Netherlands, Adam Smith Building, Thomas Malthusstraat 1-3, 1066 JR Amsterdam, Netherlands • Telephone: + 31 (0)20 7181701. State Street Global Advisors Netherlands is a branch office of State Street Global Advisors Limited. State Street Global Advisors Limited is authorised and regulated by the Financial Conduct Authority in the United Kingdom. Singapore: State Street Global Advisors Singapore Limited, 168, Robinson Road, #33-01 Capital Tower, Singapore 068912 (Company Registered Number:200002719D) • Telephone: +65 6826-7500• Facsimile: +65 6826-7501.Switzerland: State Street Global Advisors AG, Beethovenstr. 19, CH-8027 Zurich• Telephone: +41 (0)44 245 70 00 • Facsimile: +41 (0)44 245 70 16. United Kingdom: State Street Global Advisors Limited. Authorised and regulated by the Financial Conduct Authority. Registered in England. Registered Number: 2509928. VAT Number: 5776591 81. Registered Office: 20 Churchill Place, Canary Wharf, London, E14 5HJ • Telephone: +020 3395 6000 • Facsimile: +020 3395 6350. United States: State Street Global Advisors, One Lincoln Street, Boston, MA 02111-2900 • Telephone: (617) 664-4738.

Web: ssga.com

The views expressed in this material are the views of State Street Global Advisors Corporate Governance Team through the period ended March 17, 2014 and are subject to change based on market and other conditions. This document contains certain statements that may be deemed forward-looking statements. Please note that any such statements are not guarantees of any future performance and actual results or developments may differ materially from those projected. Past performance is no guarantee of future results.

Investing involves risk including the risk of loss of principal.

The whole or any part of this work may not be reproduced, copied or transmitted or any of its contents disclosed to third parties without SSgA’s express written consent.

The information provided does not constitute investment advice and it should not be relied on as such. It should not be considered a solicitation to buy or an offer to sell a security. It does not take into account any investor’s particular investment objectives, strategies, tax status or investment horizon. You should consult your tax and financial advisor. All material has been obtained from sources believed to be reliable. There is no representation or warranty as to the accuracy of the information and State Street shall have no liability for decisions based on such information.

State Street Globoal Advisors generally delegates commodities management for separately managed accounts to State Street Global Advisors FM, a wholly owned subsidiary of State Street and an affiliate of State Street Global Advisors. State Street Global Advisors FM is registered as a commodity trading advisor (“CTA”) with the Commodity Futures Trading Commission and National Futures Association.

State Street Global Advisors is the investment management business of State Street Corporation (NYSE: STT), one of the world’s leading providers of financial services to institutional investors.	ssga.com

©2014 State Street Corporation. All Rights Reserved.	6

State Street Global Advisors Funds Management, Inc.’, (“SSgA FM”) Emerging Market Proxy Voting and Engagement Guidelines cover different corporate governance frameworks and practices in emerging markets. This policy complements and should be read in conjunction with SSgA FM’s overarching Global Proxy Voting and Engagement Principles which provides a detailed explanation of SSgA FM’s approach to voting and engaging with companies.

At SSgA FM, we recognize that countries in emerging markets are disparate in their corporate governance frameworks and practices. Concurrent with developing a company specific voting and engagement program, SSgA FM also evaluates the various factors that play into the corporate governance framework of a country. These factors include: (i) the macroeconomic conditions and broader political system in a country: (ii) quality of regulatory oversight, enforcement of property and shareholder rights; and (iii) the independence of judiciary—to name a few. While emerging market countries tend to pose broad common governance issues across all markets, such as concentrated ownership, poor disclosure of financial and related-party transactions, and weak enforcement of rules and regulation, SSgA FM’s emerging market proxy voting policy is designed to identify and address specific governance concerns in each market.

SSgA FM’S PROXY VOTING AND ENGAGEMENT PHILOSOPHY IN EMERGING MARKETS

SSgA FM’s approach to proxy voting and issuer engagement in emerging markets is designed to increase the value of our investments through the mitigation of governance risks. Since the overall quality of the corporate governance framework in an emerging market country drives the level of governance risks investors assign to a country, improving the macro governance framework in a country may help reduce governance risks, in turn, increasing the overall value of SSgA FM’s holdings over time. Therefore, in order to improve the overall governance framework and practices in a country, members of our proxy voting and engagement team endeavor to visit emerging market countries and meet with representatives from regulatory agencies and stock markets to highlight potential concerns with the macro governance framework of a country. SSgA FM is also a member of various investor associations that seek to address broader corporate governance related policy issues in emerging markets. To help mitigate company specific risk, the team works alongside members of the active fundamental and emerging market teams to engage with emerging market companies on governance issues and address any specific concerns or to get more information regarding shareholder items that are to be voted on at upcoming shareholder meetings. This integrated approach to engagement drives SSgA FM’s proxy voting and engagement philosophy in emerging markets.

SSgA FM’s proxy voting guidelines in emerging markets addresses six broad areas:

•	Directors and Boards;

•	Accounting and Audit Related Issues;

•	Shareholder Rights and Capital Related Issues;

•	Remuneration;

•	Environmental and Social Issues; and

•	General/Routine Issues.

DIRECTORS AND BOARDS

SSgA FM believes that a well constituted board of directors, with a good balance of skills, expertise and independence, provides the foundations for a well governed company. However, several factors such as low overall independence level requirements by market regulators, poor biographical disclosure of director profiles, prevalence of related-party transactions and the general resistance from controlling shareholders to increase board independence renders the election of directors as one of the most important fiduciary duties SSgA FM performs in emerging market companies.

SSgA FM votes for the election/re-election of directors on a case-by-case basis after considering various factors including general market practice and availability of information on director skills and expertise.

SSgA FM’s broad criteria for director independence in emerging market companies include factors such as:

•	Participation in related-party transactions;

•	Employment history with company;

•	Relations with controlling shareholders and other employees; and

•	Attendance levels.

AUDIT RELATED ISSUES

The disclosure and availability of reliable financial statements in a timely manner is imperative for the investment process. As a result, board oversight of internal controls and the independence of the audit process are essential if investors are to rely on financial statements. SSgA FM believes that audit committees provide the necessary oversight on the selection and appointment of auditors, a company’s internal controls and accounting policies, and the overall audit process. In emerging markets, SSgA FM encourages boards to appoint an audit committee composed of a majority of independent auditors.

Appointment of External Auditors

SSgA FM believes that a company’s auditor is an essential feature of an effective and transparent system of external supervision and shareholders should be given the opportunity to vote on their appointment or re-appoint at the annual meeting. SSgA FM believes that it is imperative for audit committees to select outside auditors who are independent from management.

2

SHAREHOLDER RIGHTS AND CAPITAL RELATED ISSUES

SSgA FM believes that changes to a company’s capital structure such as changes in authorized share capital, share repurchase and debt issuances are critical decisions made by the board. SSgA FM believes the company should have a well explained business rationale that is consistent with corporate strategy and should not overly dilute its shareholders.

Related Party Transcations

Most companies in emerging markets have a controlled ownership structure that often include complex cross- shareholding between subsidiaries and parent companies (related companies). As a result, there is a high prevalence of related-party transactions between the company and its various stakeholders such as directors and management. In addition, inter-group loan and loan guarantees provided to related companies are some of the other related-party transactions that increase the risk profile of companies. In markets where shareholders are required to approve such transactions, SSgA FM expects companies to provide details of the transaction, such as the nature, value and purpose of such a transaction. It also encourages independent directors to ratify such transactions.Further, SSgA FM encourages companies to describe the level of independent board oversight and the approval process, including details of any independent valuations provided by financial advisors on related-party transactions.

Share Repurchase Programs

With regard to share repurchase programs, SSgA FM expects companies to clearly state the business purpose for the program, a definitive number of shares to be repurchased, and the time frame for the repurchase.

Mergers and Acquisitions

Mergers or reorganizing the structure of a company often involve proposals relating to reincorporation, restructurings, mergers, liquidations, and other major changes to the corporation. Proposals that are in the best interests of the shareholders, demonstrated by enhancing share value or improving the effectiveness of the company’s operations, will be supported. In general, provisions that are not viewed as economically sound or are thought to be destructive to shareholders’ rights are not supported.

SSgA FM evaluates mergers and structural reorganizations on a case-by-case basis. SSgA FM will generally support transactions that maximize shareholder value. Some of the considerations include, but are not limited to the following:

•	Offer premium;

•	Strategic rationale;

•	Board oversight of the process for the recommended transaction, including, director and/or management conflicts of interest;

•	Offers made at a premium and where there are no other higher bidders; and

•	Offers in which the secondary market price is substantially lower than the net asset value.

SSgA FM may vote against a transaction considering the following:

•	Offers with potentially damaging consequences for minority shareholders because of illiquid stock;

•	Offers where we believe there is a reasonable prospect for an enhanced bid or other bidders; and

•	At the time of voting, the current market price of the security exceeds the bid price.

REMUNERATION

SSgA FM considers it to be the board’s responsibility to set appropriate level of executive compensation. Despite the differences among the types of plans and the awards possible, there is a simple underlying philosophy that guides SSgA FM’s analysis of executive compensation; there should be a direct relationship between executive compensation and company performance over the long term. In emerging markets we encourage companies to disclose information on senior executive remuneration.

With regard to director remuneration, SSgA FM supports director pay provided the amounts are not excessive relative to other issuers in the market or industry and are not overly dilutive to existing shareholders.

3

ENVIRONMENTAL AND SOCIAL ISSUES

As a fiduciary, SSgA FM considers the financial and economic implications of environmental and social issues first and foremost. In this regard, SSgA FM supports environmental and social related items that we believe would protect or enhance shareholder value. Environmental and social factors can not only have an impact on the reputation of companies; they may also represent significant operational risks and costs to business. Well-developed environmental and social management systems generate efficiencies and enhance productivity, both of which impact shareholder value in the long-term.

SSgA FM encourages companies to be transparent about the environmental and social risks and opportunities they face and adopt robust policies and processes to manage such issues. Companies with good risk management systems, which include environmental and social policies, have a stronger position relative to their peers to manage risk and change.

In their public reporting, we expect companies to disclose information on relevant management tools and material environmental and social performance metrics. We support efforts by companies to try to demonstrate how sustainability fits into operations and business activities. SSgA FM’s team of analysts evaluates these risks on an issuer by issuer basis; understanding that environmental and social risks can vary widely depending on company industry, its operations, and geographic footprint.

In emerging markets, shareholders seldom vote on environmental and social issues. Therefore, SSgA FM addresses a company’s approach to identifying and managing environmental and social risks stemming for various aspects of its operations in its one-on-one engagement with companies.

GENERAL /ROUTINE ISSUES

Some of the other issues that are routinely voted on in emerging markets include approving the allocation of income and accepting financial statements and statutory reports. For these voting items, SSgA FM’s policies consider several factors including historical dividend payouts, pending litigation, governmental investigation, charges of fraud or other indication of significant concerns.

4

State Street Global Advisors Worldwide Entities

Australia: State Street Global Advisors, Australia, Limited (ABN 42 003 914 225) is the holder of an Australian Financial Services Licence (AFSL Number 238276). Registered Office: Level 17, 420 George Street, Sydney, NSW 2000, Australia • Telephone: +612 9240-7600 • Facsimile: +612 9240-7611. Belgium: State Street Global Advisors Belgium, Office Park Nysdam, 92 Avenue Reine Astrid, B-1310 La Hulpe, Belgium • Telephone: +32 2 663 2036 • Facsimile: +32 2 672 2077. State Street Global Advisors Belgium is a branch office of State Street Global Advisors Limited. State Street Global Advisors Limited is authorised and regulated by the Financial Conduct Authority in the United Kingdom. Canada: State Street Global Advisors, Ltd., 770 Sherbrooke Street West, Suite 1200 Montreal, Quebec, H3A 1G1, 1-514-282-2484 and 30 Adelaide Street East Suite 500, Toronto, Ontario M5C 3G6 • Telephone: +647-775-5900. Dubai: State Street Bank and Trust Company (Representative Office), Boulevard Plaza 1, 17th Floor, Office 1703 Near Dubai Mall & Burj Khalifa, P.O Box 26838, Dubai, United Arab Emirates • Telephone: +971 (0)4-4372800 • Facsimile: +971 (0)4-4372818. France: State Street Global Advisors France. Authorised and regulated by the Autorité des Marchés Financiers. Registered with the Register of Commerce and Companies of Nanterre under the number: 412 052 680. Registered Office: Immeuble Défense Plaza, 23-25 rue Delarivière-Lefoullon, 92064 Paris La Défense Cedex, France • Telephone: (+33) 1 44 45 40 00 • Facsimile: (+33) 1 44 45 41 92. Germany: State Street Global Advisors GmbH, Brienner Strasse 59, D-80333 Munich • Telephone: +49 (0)89-55878-100 • Facsimile: +49 (0)89-55878-440. Hong Kong: State Street Global Advisors Asia Limited, 68/F, Two International Finance Centre, 8 Finance Street, Central, Hong Kong • Telephone: +852 2103-0288 • Facsimile: +852 2103-0200. Ireland: State Street Global Advisors Ireland Limited is regulated by the Central Bank of Ireland. Incorporated and registered in Ireland at Two Park Place, Upper Hatch Street, Dublin 2. Registered Number: 145221. Member of the Irish Association of Investment Managers • Telephone: +353 (0)1 776 3000 • Facsimile: +353 (0)1 776 3300. Italy: State Street Global Advisors Italy, Sede Secondaria di Milano, Via dei Bossi, 4 20121 Milan, Italy • Telephone: +39 02 32066 100 • Facsimile: +39 02 32066 155. State Street Global Advisors Italy is a branch office of State Street Global Advisors Limited. State Street Global Advisors Limited is authorised and regulated by the Financial Conduct Authority in the United Kingdom. Japan: State Street Global Advisors (Japan) Co., Ltd., 9-7-1 Akasaka, Minato-ku, Tokyo 107-6239• Telephone: +813 4530 7380. Financial Instruments Business Operator, Kanto Local Financial Bureau (Kinsho #345). Japan Investment Advisers Association, Investment Trusts Association Japan, Japan Securities Dealers Association. Netherlands: State Street Global Advisors Netherlands, Adam Smith Building, Thomas Malthusstraat 1-3, 1066 JR Amsterdam, Netherlands • Telephone: + 31 (0)20 7181701. State Street Global Advisors Netherlands is a branch office of State Street Global Advisors Limited. State Street Global Advisors Limited is authorised and regulated by the Financial Conduct Authority in the United Kingdom. Singapore: State Street Global Advisors Singapore Limited, 168, Robinson Road, #33-01 Capital Tower, Singapore 068912 (Company Registered Number:200002719D) • Telephone: +65 6826-7500• Facsimile: +65 6826-7501.Switzerland: State Street Global Advisors AG, Beethovenstr. 19, CH-8027 Zurich• Telephone: +41 (0)44 245 70 00 • Facsimile: +41 (0)44 245 70 16. United Kingdom: State Street Global Advisors Limited. Authorised and regulated by the Financial Conduct Authority. Registered in England. Registered Number: 2509928. VAT Number: 5776591 81. Registered Office: 20 Churchill Place, Canary Wharf, London, E14 5HJ • Telephone: +020 3395 6000 • Facsimile: +020 3395 6350. United States: State Street Global Advisors, One Lincoln Street, Boston, MA 02111-2900 • Telephone: (617) 664-4738.

Web: ssga.com

The views expressed in this material are the views of State Street Global Advisors Corporate Governance Team through the period ended March 17, 2014 and are subject to change based on market and other conditions. This document contains certain statements that may be deemed forward-looking statements. Please note that any such statements are not guarantees of any future performance and actual results or developments may differ materially from those projected.

State Street Global Advisors generally delegates commodities management for separately managed accounts to State Street Global Advisors FM, a wholly owned subsidiary of State Street and an affiliate of State Street Global Advisors. State Street Global Advisors FM is registered as a commodity trading advisor (“CTA”) with the Commodity Futures Trading Commission and National Futures Association.

This communication is not specifically directed to investors of separately managed accounts (SMA) utilizing futures, options on futures or swaps. State Street Global Advisors FM CTA clients should contact State Street Global Advisors Relationship Management for important CTA materials.

Investing involves risk including the risk of loss of principal.

The whole or any part of this work may not be reproduced, copied or transmitted or any of its contents disclosed to third parties without State Street Global Advisors’ express written consent.

The information provided does not constitute investment advice and it should not be relied on as such. It should not be considered a solicitation to buy or an offer to sell a security. It does not take into account any investor’s particular investment objectives, strategies, tax status or investment horizon. You should consult your tax and financial advisor. All material has been obtained from sources believed to be reliable. There is no representation or warranty as to the accuracy of the information and State Street shall have no liability for decisions based on such information.

State Street Global Advisors is the investment management business of State Street Corporation (NYSE: STT), one of the world’s leading providers of financial services to institutional investors.	ssga.com

©2014 State Street Corporation. All Rights Reserved.	5

State Street Global Advisors Funds Management, Inc.’s,

(“SSgA FM”) Japan Proxy Voting and Engagement Guidelines complement and should be read in conjunction with SSgA FM’s overarching Global Proxy Voting and Engagement Principles, which provide a detailed explanation of SSgA FM’s approach to voting and engaging with companies.

SSgA FM’s Proxy Voting and Engagement Guidelines in Japan address areas including; board structure, audit related issues, capital structure, remuneration, environmental, social and other governance related issues. Principally, we believe the primary responsibility of the board of directors is to preserve and enhance shareholder value and protect shareholder interests. In order to carry out their primary responsibilities, directors have to undertake activities that range from setting strategy, overseeing executive management to monitoring the risks that arise from a company’s business, including risks related to sustainability issues. Further, good corporate governance necessitates the existence of effective internal controls and risk management systems, which should be governed by the board.

When voting and engaging with companies in Japan, SSgA FM takes into consideration the unique aspects of Japanese corporate governance structures. We recognize that under Japanese corporate law, companies may choose between two structures of corporate governance: the statutory auditor system or the committee structure. Most Japanese boards predominantly consist of executives and non-independent outsiders affiliated through commercial relationships or cross-shareholdings. Nonetheless, when evaluating companies, SSgA FM expects Japanese companies to address conflicts of interest, risk management and demonstrate an effective process for monitoring management. In its analysis and research into corporate governance issues in Japanese companies, SSgA FM also considers guidance issued by the Corporate Law Subcommittee of the Legislative Council within the Ministry of Justice as well as private study groups.

SSgA FM’s PROXY VOTING AND ENGAGEMENT PHILOSOPHY

In our view, corporate governance and sustainability issues are an integral part of the investment process. The Corporate Governance Team consists of investment professionals with expertise in corporate governance and company law, remuneration, and environmental and social issues. SSgA FM has established robust corporate governance principles and practices that are backed with extensive analytical expertise to understand the complexities of the corporate governance landscape. SSgA FM engages with companies to provide insight on the principles and practices that drive our voting decisions. We also conduct proactive engagement to address significant shareholder concerns and environmental, social and governance (“ESG”) issues in a manner consistent with maximizing shareholder value.

The team works alongside members of SSgA FM’s active investment teams; collaborating on issuer engagement and providing input on company specific fundamentals. SSgA FM is also a member of various investor associations that seek to address broader corporate governance related policy issues in Japan.

SSgA FM is a signatory to the United Nations Principles of Responsible Investment (“UNPRI”) and is compliant with UK Stewardship Code. We are committed to sustainable investing and are working to further integrate ESG principles into investment and corporate governance practice, where applicable and consistent with our fiduciary duty.

DIRECTORS AND BOARDS

SSgA FM believes that a well constituted board of directors, with a good balance of skills, expertise and independence, provides the foundations for a well governed company. SSgA FM votes for the election/re-election of directors on a case-by-case basis after considering various factors including general market practice.

Japanese companies have the option of having a traditional board of directors with statutory auditors, or a board with a committee structure. Most Japanese issuers prefer the traditional statutory auditor structure. Statutory auditors act in a quasi-compliance role as they are not involved in strategic decision-making nor are they part of the formal management decision process. Statutory auditors attend board meetings but do not have voting rights at the board; however, they have the right to seek an injunction and conduct broad investigations of unlawful behavior in the company’s operations.

SSgA FM will support the election of statutory auditors, unless the outside statutory auditor nominee is regarded as non-independent based on SSgA FM criteria, the outside statutory auditor has attended less than 75 percent of meetings of the board of directors or board of statutory auditors during the year under review, or the statutory auditor has been remiss in the performance of their oversight responsibilities (fraud, criminal wrong doing, breach of fiduciary responsibilities).

For companies with a statutory auditor structure there is no legal requirement that boards have outside directors, however, SSgA FM believes there should be a transparent process of independent and external monitoring of management on behalf of shareholders.

•	SSgA FM believes that non-controlled Japanese companies should appoint at least one outside director, otherwise, SSgA FM will oppose the top executive who is responsible for the director nomination process; and

•	For controlled companies with a statutory auditor structure, SSgA FM will oppose the top executive, if the board does not have at least two outside directors.

2

For companies with a committee structure, SSgA FM votes for the election/re-election of directors on a case-by-case basis after considering general market practice, as well as the independence of the nominee. SSgA FM also takes into consideration the overall independence level of the committees. In determining director independence, SSgA FM considers the following factors:

•	Participation in related-party transactions and other business relations with the company;

•	Past employment with the company;

•	Provides professional services to the company; and

•	Family ties with the company.

Regardless of board structure, SSgA FM may oppose the election of a director for the following reasons:

•	Failure to attend board meetings; or

•	In instances of egregious actions related to a director’s service on the board.

Indemnification and Limitations on Liability

Generally, SSgA FM supports proposals to limit directors’ and statutory auditors’ liability and/or expand indemnification and liability protection up to the limit provided by law, if he or she has not acted in bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. SSgA FM believes limitations and indemnification are necessary to attract and retain qualified directors.

AUDIT RELATED ITEMS

SSgA FM believes that a company’s auditor is an essential feature of an effective and transparent system of external supervision and shareholders should have the opportunity to vote on their appointment at the annual meeting.

Ratifying External Auditors

SSgA FM will generally support the appointment of external auditors unless the external auditor is perceived as being non-independent and there are concerns about the accounts presented and the audit procedures followed.

Limit Legal Liability of External Auditors

SSgA FM generally opposes limiting the legal liability of audit firms as we believe this could create a negative impact on the quality of the audit function.

CAPITAL STRUCTURE, REORGANIZATION AND MERGERS

SSgA FM supports the “one share one vote” policy and favors a share structure where all shares have equal voting rights. SSgA FM supports proposals to abolish voting caps or multiple voting rights and will oppose measures to introduce these types of restrictions on shareholder rights.

SSgA FM believes pre-emption rights should be introduced for shareholders in order to provide adequate protection from being overly diluted from the issuance of new shares or convertible securities to third parties or a small number of select shareholders.

Unequal Voting Rights

SSgA FM generally opposes proposals authorizing the creation of new classes of common stock with superior voting rights and will generally oppose new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights. In addition, SSgA FM will not support capitalization changes that add classes of stock with undefined voting rights or classes that may dilute the voting interests of existing shareholders.

However, SSgA FM will support capitalization changes that eliminate other classes of stock and/or unequal voting rights.

Increase in Authorized Capital

SSgA FM generally supports increases in authorized capital where the company provides an adequate explanation for the use of shares. In the absence of an adequate explanation, SSgA FM may oppose the request if the increase in authorized capital exceeds 100 percent of the currently authorized capital or if it leaves the company with less than 30 percent of the proposed authorized capital outstanding. Where share issuance requests exceed our standard threshold, SSgA FM will consider the nature of the specific need, such as mergers and acquisitions and stock splits

3

Dividends

SSgA FM generally supports dividend payouts that constitute 30% or more of net income. SSgA FM may vote against the dividend payouts if the dividend payout ratio has been consistently below 30% without adequate explanation; or, the payout is excessive given the company’s financial position. Particular attention will be paid where the payment may damage the company’s long term financial health.

Share Repurchase Programs

Companies are allowed under Japan Corporate Law to amend their articles to authorize the repurchase of shares at the board’s discretion. SSgA FM will oppose an amendment to articles allowing the repurchase of shares at the board’s discretion. SSgA FM believes the company should seek shareholder approval for a share repurchase program at each year’s AGM, providing shareholders the right to evaluate the purpose of the repurchase.

SSgA FM generally supports a proposal to repurchase shares, other than if the issuer does not clearly state the business purpose for the program, a definitive number of shares to be repurchased, and the time frame for the repurchase. SSgA FM may vote against share repurchase requests that allow share repurchases during a takeover period.

Mergers and Acquisitions

Mergers or reorganizing the structure of a company often involve proposals relating to reincorporation, restructurings, mergers, liquidations, and other major changes to the corporation. Proposals that are in the best interests of the shareholders, demonstrated by enhancing share value or improving the effectiveness of the company’s operations, will be supported. In general, provisions that are not viewed as economically sound or are thought to be destructive to shareholders’ rights are not supported.

SSgA FM evaluates mergers and structural reorganizations on a case-by-case basis. SSgA FM will generally support transactions that maximize shareholder value. Some of the considerations include, but are not limited to the following:

•	Offer premium;

•	Strategic rationale;
•	Board oversight of the process for the recommended transaction, including, director and/or management conflicts of interest;

•	Offers made at a premium and where there are no other higher bidders; and

•	Offers in which the secondary market price is substantially lower than the net asset value.

SSgA FM may vote against a transaction considering the following:

•	Offers with potentially damaging consequences for minority shareholders because of illiquid stock;

•	Offers where we believe there is a reasonable prospect for an enhanced bid or other bidders; and

•	At the time of voting, the current market price of the security exceeds the bid price.

Anti-Takeover Measures

In general, SSgA FM believes that adoption of poison pills that have been structured to protect management and to prevent takeover bids from succeeding is not in shareholders’ interest. A shareholder rights plan may lead to management entrenchment and discourage legitimate tender offers and acquisitions. Even if the premium paid to companies with a shareholder rights plan is higher than that offered to unprotected firms, a company’s chances of receiving a takeover offer in the first place may be reduced by the presence of a shareholder rights plan.

Proposals that reduce shareholders’ rights or have the effect of entrenching incumbent management will not be supported.

Proposals that enhance the right of shareholders to make their own choices as to the desirability of a merger or other proposal are supported.

Shareholder Rights Plans

In evaluating poison pills, the following conditions must be met before SSgA FM will recommend a vote in favor.

SSgA FM will support the adoption or renewal of a Japanese issuer’s shareholder rights plans (“poison pill”) if the following

4

conditions are met: (i) minimum trigger, flip-in or flip-over of 20%, (ii) maximum term of three years, (iii) no “dead hand,” “slow hand,” “no hand” or similar feature that limits the ability of a future board to redeem the pill, and (iv) inclusion of a shareholder redemption feature (qualifying offer clause), permitting ten percent of the shares to call a special meeting or seek a written consent to vote on rescinding the pill if the board refuses to redeem the pill 90 days after a qualifying offer is announced.

SSgA FM will vote for an amendment to a shareholder rights plan (“poison pill”) where the terms of the new plans are more favorable to shareholders’ ability to accept unsolicited offers (i.e. if one of the following conditions are met: (i) minimum trigger, flip-in or flip-over of 20%, (ii) maximum term of three years, (iii) no “dead hand,” “slow hand,” “no hand” or similar feature that limits the ability of a future board to redeem the pill, or (iv) inclusion of a shareholder redemption feature (qualifying offer clause), permitting ten percent of the shares to call a special meeting or seek a written consent to vote on rescinding the pill if the board refuses to redeem the pill 90 days after a qualifying offer is announced).

COMPENSATION

In Japan, excessive compensation is rarely an issue. Rather, the problem is the lack of connection between pay and performance. Fixed salaries and cash retirement bonuses tend to comprise a significant portion of the compensation structure while performance-based pay is generally a small portion of the total pay. SSgA FM, where possible, seeks to encourage the use of performance based compensation in Japan as an incentive for executives and as a way to align interests with shareholders.

Approve Adjustment to Aggregate Compensation Ceiling for Directors

Remuneration for directors is generally reasonable. Typically, each company sets the director compensation parameters as an aggregate thereby limiting the total pay to all directors. When requesting a change, a company must disclose the last time the ceiling was adjusted and management provides the rationale for the ceiling increase. SSgA FM will generally support proposed increases to the ceiling if the company discloses the rationale for the increase. SSgA FM may oppose proposals to increase the ceiling if there has been corporate malfeasance or sustained poor performance.

Approve Annual Bonuses for Directors/Statutory Auditors

In Japan, since there are no legal requirements that mandate companies to seek shareholder approval before awarding a bonus, SSgA FM believes that existing shareholder approval of the bonus should be considered best practice. As a result, SSgA FM supports management proposals on executive compensation where there is a strong relationship between executive pay and performance over a five-year period.

Approve Retirement Bonuses for Directors/Statutory Auditors

Retirement bonuses make up a sizeable portion of directors’ and auditors’ lifetime compensation and are based on board tenure. While many companies in Japan have abolished this practice, there remain many proposals seeking shareholder approval for the total amounts paid to directors and statutory auditors as a whole. In general, SSgA FM supports these payments unless the recipient is an outsider or in instances where the amount is not disclosed.

Approve Stock Plan

Most option plans in Japan are conservative, particularly at large companies. Japan corporate law requires companies to disclose the monetary value of the stock options for directors and/or statutory auditors. Some companies do not disclose the maximum number of options that can be issued per year and shareholders are unable to evaluate the dilution impact. In this case, SSgA FM cannot calculate the dilution level and, therefore, SSgA FM may oppose such plans for poor disclosure. SSgA FM also opposes plans that allow for the repricing of the exercise price.

Deep Discount Options

As Japanese companies move away from the retirement bonus system, deep discount options plans have become more popular. Typically, the exercise price is set at JPY 1 per share. SSgA FM evaluates deep discount options using the same criteria used to evaluate stock options as well as considering the vesting period.

5

ENVIRONMENTAL AND SOCIAL ISSUES

As a fiduciary, SSgA FM considers the financial and economic implications of environmental and social issues first and foremost. In this regard, SSgA FM supports environmental and social related items that we believe would protect or enhance shareholder value. Environmental and social factors can not only have an impact on the reputation of companies; they may also represent significant operational risks and costs to business. Well-developed environmental and social management systems generate efficiencies and enhance productivity, both of which impact shareholder value in the long-term.

SSgA FM encourages companies to be transparent about the environmental and social risks and opportunities they face and adopt robust policies and processes to manage such issues. Companies with good risk management systems, which include environmental and social policies, have a stronger position relative to their peers to manage risk and change.

In their public reporting, we expect companies to disclose information on relevant management tools and material environmental and social performance metrics. We support efforts by companies to try to demonstrate how sustainability fits into operations and business activities. SSgA FM’s team of analysts evaluates these risks on an issuer by issuer basis; understanding that environmental and social risks can vary widely depending on company industry, its operations, and geographic footprint.

MISCELLANEOUS/ROUTINE ITEMS

Expansion of Business Activities

Japanese companies’ articles of incorporation strictly define the types of businesses in which a company is permitted to engage. In general, SSgA FM views proposals to expand and diversify the company’s business activities as routine and non-contentious. SSgA FM will monitor instances where there has been an inappropriate acquisition and diversification away from the company’s main area of competence, which resulted in a decrease of shareholder value.

MORE INFORMATION

Any client who wishes to receive information on how its proxies were voted should contact its SSgA FM relationship manager.

6

State Street Global Advisors Worldwide Entities

Australia: State Street Global Advisors, Australia, Limited (ABN 42 003 914 225) is the holder of an Australian Financial Services Licence (AFSL Number 238276). Registered Office: Level 17, 420 George Street, Sydney, NSW 2000, Australia • Telephone: +612 9240-7600 • Facsimile: +612 9240-7611. Belgium: State Street Global Advisors Belgium, Office Park Nysdam, 92 Avenue Reine Astrid, B-1310 La Hulpe, Belgium • Telephone: +32 2 663 2036 • Facsimile: +32 2 672 2077. State Street Global Advisors Belgium is a branch office of State Street Global Advisors Limited. State Street Global Advisors Limited is authorised and regulated by the Financial Conduct Authority in the United Kingdom. Canada: State Street Global Advisors, Ltd., 770 Sherbrooke Street West, Suite 1200 Montreal, Quebec, H3A 1G1, 1-514-282-2484 and 30 Adelaide Street East Suite 500, Toronto, Ontario M5C 3G6 • Telephone: +647-775-5900. Dubai: State Street Bank and Trust Company (Representative Office), Boulevard Plaza 1, 17th Floor, Office 1703 Near Dubai Mall & Burj Khalifa, P.O Box 26838, Dubai, United Arab Emirates • Telephone: +971 (0)4-4372800 • Facsimile: +971 (0)4-4372818. France: State Street Global Advisors France. Authorised and regulated by the Autorité des Marchés Financiers. Registered with the Register of Commerce and Companies of Nanterre under the number: 412 052 680. Registered Office: Immeuble Défense Plaza, 23-25 rue Delarivière-Lefoullon, 92064 Paris La Défense Cedex, France • Telephone: (+33) 1 44 45 40 00 • Facsimile: (+33) 1 44 45 41 92. Germany: State Street Global Advisors GmbH, Brienner Strasse 59, D-80333 Munich • Telephone: +49 (0)89-55878-100 • Facsimile: +49 (0)89-55878-440. Hong Kong: State Street Global Advisors Asia Limited, 68/F, Two International Finance Centre, 8 Finance Street, Central, Hong Kong • Telephone: +852 2103-0288 • Facsimile: +852 2103-0200. Ireland: State Street Global Advisors Ireland Limited is regulated by the Central Bank of Ireland. Incorporated and registered in Ireland at Two Park Place, Upper Hatch Street, Dublin 2. Registered Number: 145221. Member of the Irish Association of Investment Managers • Telephone: +353 (0)1 776 3000 • Facsimile: +353 (0)1 776 3300. Italy: State Street Global Advisors Italy, Sede Secondaria di Milano, Via dei Bossi, 4 20121 Milan, Italy • Telephone: +39 02 32066 100 • Facsimile: +39 02 32066 155. State Street Global Advisors Italy is a branch office of State Street Global Advisors Limited. State Street Global Advisors Limited is authorised and regulated by the Financial Conduct Authority in the United Kingdom. Japan: State Street Global Advisors (Japan) Co., Ltd., 9-7-1 Akasaka, Minato-ku, Tokyo 107-6239 • Telephone: +813 4530 7380. Financial Instruments Business Operator, Kanto Local Financial Bureau (Kinsho #345). Japan Investment Advisers Association, Investment Trusts Association Japan, Japan Securities Dealers Association. Netherlands: State Street Global Advisors Netherlands, Adam Smith Building, Thomas Malthusstraat 1-3, 1066 JR Amsterdam, Netherlands • Telephone: + 31 (0)20 7181701. State Street Global Advisors Netherlands is a branch office of State Street Global Advisors Limited. State Street Global Advisors Limited is authorised and regulated by the Financial Conduct Authority in the United Kingdom. Singapore: State Street Global Advisors Singapore Limited, 168, Robinson Road, #33-01 Capital Tower, Singapore 068912 (Company Registered Number:200002719D) • Telephone: +65 6826-7500• Facsimile: +65 6826-7501.Switzerland: State Street Global Advisors AG, Beethovenstr. 19, CH-8027 Zurich• Telephone: +41 (0)44 245 70 00 • Facsimile: +41 (0)44 245 70 16. United Kingdom: State Street Global Advisors Limited. Authorised and regulated by the Financial Conduct Authority. Registered in England. Registered Number: 2509928. VAT Number: 5776591 81. Registered Office: 20 Churchill Place, Canary Wharf, London, E14 5HJ • Telephone: +020 3395 6000 • Facsimile: +020 3395 6350. United States: State Street Global Advisors, One Lincoln Street, Boston, MA 02111-2900 • Telephone: (617) 664-4738.

Web: ssga.com

The views expressed in this material are the views of State Street Global Advisors Corporate Governance Team through the period ended March 17, 2014 and are subject to change based on market and other conditions. This document contains certain statements that may be deemed forward-looking statements. Please note that any such statements are not guarantees of any future performance and actual results or developments may differ materially from those projected. Past performance is no guarantee of future results.

State Street Global Advisors generally delegates commodities management for separately managed accounts to State Street Global Advisors FM, a wholly owned subsidiary of State Street and an affiliate of State Street Global Advisors. State Street Global Advisors FM is registered as a commodity trading advisor (“CTA”) with the Commodity Futures Trading Commission and National Futures Association.

This communication is not specifically directed to investors of separately managed accounts (SMA) utilizing futures, options on futures or swaps. State Street Global Advisors FM CTA clients should contact State Street Global Advisors Relationship Management for important CTA materials.

Investing involves risk including the risk of loss of principal.

The whole or any part of this work may not be reproduced, copied or transmitted or any of its contents disclosed to third parties without SSgA’s express written consent.

The information provided does not constitute investment advice and it should not be relied on as such. It should not be considered a solicitation to buy or an offer to sell a security. It does not take into account any investor’s particular investment objectives, strategies, tax status or investment horizon. You should consult your tax and financial advisor. All material has been obtained from sources believed to be reliable. There is no representation or warranty as to the accuracy of the information and State Street shall have no liability for decisions based on such information.

State Street Global Advisors is the investment management business of State Street Corporation (NYSE: STT), one of the world’s leading providers of financial services to institutional investors.	ssga.com

©2014 State Street Corporation. All Rights Reserved.	7

State Street Global Advisors Funds Management, Inc.’,

(“SSgA FM”) Australia Proxy Voting and Engagement Guidelines outline our expectations of companies listed on stock exchanges in Australia. This policy complements and should be read in conjunction with SSgA FM’s Global Proxy Voting and Engagement Principles which provide a detailed explanation of SSgA FM’s approach to voting and engaging with companies.

SSgA FM’s Australia Proxy Voting and Engagement Guidelines address areas including board structure, audit related issues, capital structure, remuneration, environmental, social and other governance related issues. Principally, we believe the primary responsibility of the board of directors is to preserve and enhance shareholder value and protect shareholder interests. In order to carry out their primary responsibilities, directors have to undertake activities that range from setting strategy, overseeing executive management to monitoring the risks that arise from a company’s business, including risks related to sustainability issues. Further, good corporate governance necessitates the existence of effective internal controls and risk management systems, which should be governed by the board.

When voting and engaging with companies in global markets, SSgA FM considers market specific nuances in the manner that we believe will most likely protect and promote the long-term economic value of client investments. SSgA FM expects companies to observe the relevant laws and regulations of their respective markets as well as country specific best practice guidelines and corporate governance codes. When we feel that a country’s regulatory requirements do not address some of the key philosophical principles that SSgA FM believes are fundamental to its global voting guidelines, we may hold companies in such markets to our global standards.

In its analysis and research in to corporate governance issues in Australia, SSgA FM expects all companies at a minimum to comply with the ASX Corporate Governance Principles. Companies should provide detailed explanations under the Principles’ ‘comply or explain’ approach, especially where they fail to meet requirements and why any such non-compliance would serve shareholders’ long-term interests. On some governance matters, such as composition of audit committees, we hold Australian companies to our global standards requiring all directors on the committee to be independent of management.

SSgA FM’s PROXY VOTING AND ENGAGEMENT PHILOSOPHY

In our view, corporate governance and sustainability issues are an integral part of the investment process. The Corporate Governance Team consists of investment professionals with expertise in corporate governance and company law, remuneration, accounting as well as environmental and social issues. SSgA FM has established robust corporate governance principles and practices that are backed with extensive analytical expertise to understand the complexities of the corporate governance landscape. SSgA FM engages with companies to provide insight on the principles and practices that drive our voting decisions. We also conduct proactive engagement to address significant shareholder concerns and environmental, social and governance (“ESG”) issues in a manner consistent with maximizing shareholder value.

The team works alongside members of SSgA FM’s active fundamental and the Asia-Pacific (“APAC”) investment teams; collaborating on issuer engagement and providing input on company specific fundamentals. SSgA FM is also a member of various investor associations that seek to address broader corporate governance related policy issues in the region.

SSgA FM is a signatory to the United Nations Principles of Responsible Investment (“UNPRI”) and is compliant with the UK Stewardship Code. We are committed to sustainable investing and are working to further integrate ESG principles into investment and corporate governance practice, where applicable and consistent with our fiduciary duty.

DIRECTORS AND BOARDS

SSgA FM believes that a well constituted board of directors, with a good balance of skills, expertise and independence, provides the foundations for a well governed company. SSgA FM votes for the election/re-election of directors on a case-by-case basis after considering various factors including general market practice and availability of information on director skills and expertise. In principle, SSgA FM believes independent directors are crucial to good corporate governance and help management establish sound ESG policies and practices. A sufficiently independent board will most effectively monitor management and perform oversight functions necessary to protect shareholder interests.

SSgA FM’s broad criteria for director independence in Australian companies include factors such as:

•	Participation in related-party transactions and other business relations with the company;

•	Employment history with company;

•	Relations with controlling shareholders; and

•	Family ties with any of the company’s advisers, directors or senior employees.

When considering the election or re-election of a director, SSgA FM also considers the number of outside board directorships a non-executive and an executive may undertake as well as attendance at board meetings. In addition, SSgA FM monitors other factors that may influence the independence of a non-executive director, such as performance related pay, cross-directorships, significant shareholdings and tenure.

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SSgA FM supports the annual election of directors and encourages Australian companies to adopt this practice.

While SSgA FM is generally supportive of having the roles of chairman and CEO separated in the Australia market, SSgA FM assesses the division of responsibilities between chairman and CEO on a case-by-case basis, giving consideration to factors such as the company’s specific circumstances, overall level of independence on the board and general corporate governance standards in the company. Similarly, SSgA FM will monitor for circumstances where a combined chairman/CEO is appointed or where a former CEO becomes chairman.

SSgA FM may also consider factors such as board performance and directors who appear to be remiss in the performance of their oversight responsibilities when considering their suitability for reappointment. (e.g. fraud, criminal wrongdoing, breach of fiduciary responsibilities)

SSgA FM believes companies should have committees for audit, remuneration and nomination oversight. The audit committee is responsible for monitoring the integrity of the financial statements of the company, appointing external auditors, monitoring their qualifications and independence as well their effectiveness and resource levels. Australian Corporate Governance Principles requires ASX listed companies to have an audit committee of at least three members all of whom are non-executive directors and a majority of whom are independent directors. It also requires that the committee be chaired by an independent director who is not the chair of the board. SSgA FM holds Australian companies to its global standards for developed financial markets, by requiring that all members of the audit committee be independent directors.

In its analysis of boards, SSgA FM considers whether board members have adequate skills to provide effective oversight of corporate strategy, operations and risks, including environmental and social issues. Boards should also have a regular evaluation process in place to assess the effectiveness of the board and the skills of board members to address issues such as emerging risks, changes to corporate strategy and diversification of operations and geographic footprint. The nomination committee is responsible for evaluating and keeping under review the balance of skills, knowledge and experience of the board and ensuring that adequate succession plans are in place for directors and the CEO. SSgA FM may vote against the re-election of members of the nomination committee if, over time, the board has failed to address concerns over board structure or succession.

Executive pay is another important aspect of corporate governance. SSgA FM believes that executive pay should be determined by the board of directors and SSgA FM expects companies to have in place remuneration committees to provide independent oversight over executive pay. Australian Corporate Governance Principles requires ASX listed companies to have a remuneration committee of at least three members all of whom are non-executive directors and a majority of whom are independent directors. Since Australia has a binding vote on pay with a two-strike rule requiring a board spill in the event of a second strike, SSgA FM believes that the vote provides investors a mechanism to address concerns it may have on the quality of oversight provided by the board on remuneration issues. Accordingly SSgA FM voting guidelines accommodate local market practice.

Indemnification and limitations on liability

Generally, SSgA FM supports proposals to limit directors’ liability and/or expand indemnification and liability protection up to the limit provided by law, if he or she has not acted in bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

AUDIT RELATED ISSUES

Companies should have robust internal audit and internal control systems designed for effective management of any potential and emerging risks to company operations and strategy. The responsibility of setting out an internal audit function lies with the audit committee, which should have as members independent non-executive directors.

Appointment of External Auditors

SSgA FM believes that a company’s auditor is an essential feature of an effective and transparent system of external supervision and shareholders should be given the opportunity to vote on their appointment or re-appoint at the annual meeting. When appointing external auditors and approving

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audit fees, SSgA FM will take into consideration the level of detail in company disclosures and will generally not support such resolutions if adequate breakdown is not provided and if non-audit fees are more than 50% of audit fees. In addition, SSgA FM may vote against members of the audit committee if we have concerns with audit related issues or if the level of non-audit fees to audit fees is significant. In certain circumstances, SSgA FM may consider auditor tenure when evaluating the audit process.

SHAREHOLDER RIGHTS AND CAPITAL RELATED ISSUES

Share Issuances

The ability to raise capital is critical for companies to carry out strategy, grow, and achieve returns above their cost of capital. The approval of capital raising activities is fundamental to shareholders’ ability to monitor the amounts of proceeds and to ensure capital is deployed efficiently. SSgA FM supports capital increases that have sound business reasons and are not excessive relative to a company’s existing capital base.

Pre-emption rights are a fundamental right for shareholders to protect their investment in a company. Where companies seeks to issue new shares whilst dis-applying pre-emption rights, SSgA FM may vote against if such authorities are greater than 20% of the issued share capital. SSgA FM may also vote against resolutions seeking authority to issue capital with pre-emption rights if the aggregate amount allowed seems excessive and is not justified by the board. Generally, we are against capital issuance proposals greater than 100% of the issued share capital when the proceeds are not intended for a specific purpose.

Share Repurchase Programs

SSgA FM generally supports a proposal to repurchase shares, other than if the issuer does not clearly state the business purpose for the program, a definitive number of shares to be repurchased, and the time frame for the repurchase. SSgA FM may vote against share re-purchase requests that allow share re-purchases during a takeover period.

Dividends

SSgA FM generally supports dividend payouts that constitute 30% or more of net income. SSgA FM may vote against the dividend payouts if the dividend payout ratio has been consistently below 30% without adequate explanation; or, the payout is excessive given the company’s financial position. Particular attention will be paid where the payment may damage the company’s long-term financial health.

Mergers and Acquisitions

Mergers or reorganizing the structure of a company often involve proposals relating to reincorporation, restructurings, mergers, liquidations, and other major changes to the corporation. Proposals that are in the best interests of the shareholders, demonstrated by enhancing share value or improving the effectiveness of the company’s operations, will be supported. In general, provisions that are not viewed as economically sound or are thought to be destructive to shareholders’ rights are not supported. SSgA FM will generally support transactions that maximize shareholder value. Some of the considerations include, but are not limited to the following:

•	Offer premium;

•	Strategic rationale;

•	Board oversight of the process for the recommended transaction, including, director and/or management conflicts of interest;

•	Offers made at a premium and where there are no other higher bidders; and

•	Offers in which the secondary market price is substantially lower than the net asset value.

SSgA FM may vote against a transaction considering the following:

•	Offers with potentially damaging consequences for minority shareholders because of illiquid stock;

•	Offers where we believe there is a reasonable prospect for an enhanced bid or other bidders; and

•	At the time of voting, the current market price of the security exceeds the bid price

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Anti-Takeover Measures

SSgA FM opposes antitakeover defenses, such as authorities for the board, when subject to a hostile takeover, to issue warrants convertible into shares to existing shareholders.

REMUNERATION

Executive Pay

There is a simple underlying philosophy that guides SSgA FM’s analysis of executive pay—there should be a direct relationship between remuneration and company performance over the long-term. Shareholders should have the opportunity to assess whether pay structures and levels are aligned with business performance. When assessing remuneration reports, SSgA FM considers factors such as adequate disclosure of different remuneration elements, absolute and relative pay levels, peer selection and benchmarking, the mix of long term and short term incentives, alignment of pay structures with shareholder interests as well as with corporate strategy and performance. SSgA FM may oppose remuneration reports where there seems to be a misalignment between pay and shareholders’ interests and where incentive policies and schemes have a re-test option or feature. SSgA FM may also vote against the re-election of members of the remuneration committee if we have serious concerns over remuneration practices and the company has not been responsive to shareholder pressure to review its approach.

Equity Incentives Plans

SSgA FM may not support proposals on equity-based incentive plans where insufficient information is provided on matters such as grant limits, performance metrics, performance and vesting periods and overall dilution. SSgA FM does not generally support options under such plans being issued at a discount to market price or plans that allow for re-testing of performance metrics.

Non-Executive Director Pay

Authorities seeking shareholder approval for non-executive directors’ fees are generally not controversial. SSgA FM generally supports resolutions regarding directors’ fees unless disclosure is poor and we are unable to determine whether they are excessive relative to fees paid by other companies in the same country or industry. SSgA FM will evaluate on a company-by-company basis any non-cash or performance related pay to non-executive directors.

RISK MANAGEMENT

SSgA FM believes that risk management is a key function of the board, which is responsible for setting the overall risk appetite of a company and for providing oversight on the risk management process established by senior executives at a company. SSgA FM allows boards discretion over how they provide oversight in this area. However, SSgA FM expects companies to disclose how the board provides oversight on its risk management system and to identify key risks facing the company. Boards should also review existing and emerging risks as they can change with a changing political and economic landscape, or as companies diversify or expand their operations into new areas.

Environmental and Social Issues

As a fiduciary, SSgA FM considers the financial and economic implications of environmental and social issues first and foremost. In this regard, SSgA FM supports environmental and social related items that we believe would protect or enhance shareholder value. Environmental and social factors not only can have an impact on the reputation of companies; they may also represent significant operational risks and costs to business. Well-developed environmental and social management systems can also generate efficiencies and enhance productivity, both of which impact shareholder value in the long-term.

SSgA FM encourages companies to be transparent about the environmental and social risks and opportunities they face and adopt robust policies and processes to manage such issues. In our view, companies that manage all risks and consider opportunities related to environmental and social issues are able to adapt faster to changes and appear to be better placed to achieve sustainable competitive advantage in the long-term. Similarly, companies with good risk management systems, which include environmental and social policies, have a stronger position relative to their peers to manage risk and change, which could result in anything from regulation and litigation, physical threats (severe weather, climate change), economic trends as well as shifts in consumer behavior.

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In their public reporting, we expect companies to disclose information on relevant management tools and material environmental and social performance metrics. We support efforts by companies to try to demonstrate how sustainability fits into operations and business activities. SSgA FM’s team of analysts evaluates these risks and shareholder proposals relating to them on an issuer by issuer basis; understanding that environmental and social risks can vary widely depending on company industry, its operations, and geographic footprint. SSgA FM may also take action against the re-election of members of the board if we have serious concerns over ESG practices and the company has not been responsive to shareholder pressure.

State Street Global Advisors Worldwide Entities

Australia: State Street Global Advisors, Australia, Limited (ABN 42 003 914 225) is the holder of an Australian Financial Services Licence (AFSL Number 238276). Registered Office: Level 17, 420 George Street, Sydney, NSW 2000, Australia • Telephone: +612 9240-7600 • Facsimile: +612 9240-7611. Belgium: State Street Global Advisors Belgium, Office Park Nysdam, 92 Avenue Reine Astrid, B-1310 La Hulpe, Belgium • Telephone: +32 2 663 2036 • Facsimile: +32 2 672 2077. State Street Global Advisors Belgium is a branch office of State Street Global Advisors Limited. State Street Global Advisors Limited is authorised and regulated by the Financial Conduct Authority in the United Kingdom. Canada: State Street Global Advisors, Ltd., 770 Sherbrooke Street West, Suite 1200 Montreal, Quebec, H3A 1G1, 1-514-282-2484 and 30 Adelaide Street East Suite 500, Toronto, Ontario M5C 3G6 • Telephone: +647-775-5900. Dubai: State Street Bank and Trust Company (Representative Office), Boulevard Plaza 1, 17th Floor, Office 1703 Near Dubai Mall & Burj Khalifa, P.O Box 26838, Dubai, United Arab Emirates • Telephone: +971 (0)4-4372800 • Facsimile: +971 (0)4-4372818. France: State Street Global Advisors France. Authorised and regulated by the Autorité des Marchés Financiers. Registered with the Register of Commerce and Companies of Nanterre under the number: 412 052 680. Registered Office: Immeuble Défense Plaza, 23-25 rue Delarivière-Lefoullon, 92064 Paris La Défense Cedex, France • Telephone: (+33) 1 44 45 40 00 • Facsimile: (+33) 1 44 45 41 92. Germany: State Street Global Advisors GmbH, Brienner Strasse 59, D-80333 Munich • Telephone: +49 (0)89-55878-100 • Facsimile: +49 (0)89-55878-440. Hong Kong: State Street Global Advisors Asia Limited, 68/F, Two International Finance Centre, 8 Finance Street, Central, Hong Kong • Telephone: +852 2103-0288 • Facsimile: +852 2103-0200. Ireland: State Street Global Advisors Ireland Limited is regulated by the Central Bank of Ireland. Incorporated and registered in Ireland at Two Park Place, Upper Hatch Street, Dublin 2. Registered Number: 145221. Member of the Irish Association of Investment Managers • Telephone: +353 (0)1 776 3000 • Facsimile: +353 (0)1 776 3300. Italy: State Street Global Advisors Italy, Sede Secondaria di Milano, Via dei Bossi, 4 20121 Milan, Italy • Telephone: +39 02 32066 100 • Facsimile: +39 02 32066 155. State Street Global Advisors Italy is a branch office of State Street Global Advisors Limited. State Street Global Advisors Limited is authorised and regulated by the Financial Conduct Authority in the United Kingdom. Japan: State Street Global Advisors (Japan) Co., Ltd., 9-7-1 Akasaka, Minato-ku, Tokyo 107-6239• Telephone: +813 4530 7380. Financial Instruments Business Operator, Kanto Local Financial Bureau (Kinsho #345). Japan Investment Advisers Association, Investment Trusts Association Japan, Japan Securities Dealers Association. Netherlands: State Street Global Advisors Netherlands, Adam Smith Building, Thomas Malthusstraat 1-3, 1066 JR Amsterdam, Netherlands • Telephone: + 31 (0)20 7181701. State Street Global Advisors Netherlands is a branch office of State Street Global Advisors Limited. State Street Global Advisors Limited is authorised and regulated by the Financial Conduct Authority in the United Kingdom. Singapore: State Street Global Advisors Singapore Limited, 168, Robinson Road, #33-01 Capital Tower, Singapore 068912 (Company Registered Number:200002719D) • Telephone: +65 6826-7500• Facsimile: +65 6826-7501.Switzerland: State Street Global Advisors AG, Beethovenstr. 19, CH-8027 Zurich• Telephone: +41 (0)44 245 70 00 • Facsimile: +41 (0)44 245 70 16. United Kingdom: State Street Global Advisors Limited. Authorised and regulated by the Financial Conduct Authority. Registered in England. Registered Number: 2509928. VAT Number: 5776591 81. Registered Office: 20 Churchill Place, Canary Wharf, London, E14 5HJ • Telephone: +020 3395 6000 • Facsimile: +020 3395 6350. United States: State Street Global Advisors, One Lincoln Street, Boston, MA 02111-2900 • Telephone: (617) 664-4738.

Web: ssga.com

The views expressed in this material are the views of State Street Global Advisors Corporate Governance Team through the period ended March 17, 2014 and are subject to change based on market and other conditions. This document contains certain statements that may be deemed forward-looking statements. Please note that any such statements are not guarantees of any future performance and actual results or developments may differ materially from those projected. Past performance is no guarantee of future results.

State Street Global Advisors generally delegates commodities management for separately managed accounts to State Street Global Advisors FM, a wholly owned subsidiary of State Street and an affiliate of State Street Global Advisors. State Street Global Advisors FM is registered as a commodity trading advisor (“CTA”) with the Commodity Futures Trading Commission and National Futures Association.

This communication is not specifically directed to investors of separately managed accounts (SMA) utilizing futures, options on futures or swaps. State Street Global Advisors FM CTA clients should contact State Street Global Advisors Relationship Management for important CTA materials.

Investing involves risk including the risk of loss of principal.

The whole or any part of this work may not be reproduced, copied or transmitted or any of its contents disclosed to third parties without SSgA FM’s express written consent.

The information provided does not constitute investment advice and it should not be relied on as such. It should not be considered a solicitation to buy or an offer to sell a security. It does not take into account any investor’s particular investment objectives, strategies, tax status or investment horizon. You should consult your tax and financial advisor. All material has been obtained from sources believed to be reliable. There is no representation or warranty as to the accuracy of the information and State Street shall have no liability for decisions based on such information.

State Street Global Advisors is the investment management business of State Street Corporation (NYSE: STT), one of the world’s leading providers of financial services to institutional investors.	ssga.com

©2014 State Street Corporation. All Rights Reserved.	6

PART C. Other Information

Item 28. Exhibits

(a)(1)	Declaration of Trust dated February 16, 2000 is incorporated herein by reference to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on February 16, 2000.

(2)	Amendment No.1 dated February 14, 2002 to Agreement and Declaration of Trust is incorporated herein by reference to Post-Effective Amendment No. 28 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on April 30, 2008.

(3)	Amendment No. 2 dated May 13, 2004 to Agreement and Declaration of Trust is incorporated herein by reference to Post-Effective Amendment No. 29 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on July 24, 2008.

(4)	Amendment No. 3 dated May 19, 2005 to Agreement and Declaration of Trust is incorporated herein by reference to Post-Effective Amendment No. 28 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on April 30, 2008.

(5)	Amendment No. 4 dated January 26, 2007 to Agreement and Declaration of Trust is incorporated herein by reference to Post-Effective Amendment No. 23 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on February 6, 2007.

(6)	Amendment No. 5 dated October 2, 2007 to Agreement and Declaration of Trust is incorporated herein by reference to Post-Effective Amendment No. 27 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on October 2, 2007.

(7)	Amendment No. 6 dated September 18, 2008 to Agreement and Declaration of Trust is incorporated herein by reference to Post-Effective Amendment No. 30 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on April 29, 2009.

(8)	Amendment No. 7 dated October 19, 2011 to Agreement and Declaration of Trust is incorporated herein by reference to Post-Effective Amendment No. 36 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on December 12, 2011.

(9)	Amended and Restate Declaration of Trust dated April 14, 2014 is incorporated herein by reference to Post-Effective Amendment No. 47 to the State Street Institutional Investment Trust’s Registration Statement on From N-1A filed with the commission on April 25, 2014.

(b)(1)	Third Amended and Restated By-laws of the Trust dated May 13, 2004 is incorporated herein by reference to Post-Effective Amendment No. 28 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on April 30, 2008.

(2)	Amended and Restated ByLaws of State Street Institutional Investment Trust dated April 14, 2014 is incorporated herein by reference to the Post-Effective Amendment No. 47 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on April 25, 2014.

(c)	Not applicable.

(d)(1)	Investment Advisory Agreement dated May 1, 2001 between SSgA Funds Management, Inc. and the Trust is incorporated herein by reference to Post-Effective Amendment No. 9+ to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on April 30, 2002.

(2)	Notice dated February 14, 2002 to Investment Advisory Contract dated May 1, 2001 between SSgA Funds Management, Inc. and the Trust is incorporated herein by reference to Post-Effective Amendment No. 28 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on April 30, 2008.

(3)	Notice dated February 7, 2007 to Investment Advisory Contract between SSgA Funds Management, Inc. and the Trust dated May 1, 2001 with respect to the State Street Institutional Limited Duration Bond Fund, State Street Institutional Tax Free Limited Duration Bond Fund and State Street Institutional Tax Free Money Market Fund is incorporated herein by reference to Post-Effective Amendment No. 29 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on July 24, 2008.

(4)	Notice dated October 2, 2007 to Investment Advisory Contract between SSgA Funds Management, Inc. and the Trust dated May 1, 2001 with respect to the State Street Institutional Treasury Money Market Fund, and State Street Institutional Treasury Plus Money Market Fund is incorporated herein by reference to Post-Effective Amendment No. 29 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on July 24, 2008.

(5)	Fee Waiver letter dated April 12, 2010 between SSgA Funds Management, Inc. and the Trust with respect to the State Street Institutional Short-Term Tax Exempt Bond Fund is incorporated herein by reference to Post-Effective Amendment No. 32 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on April 29, 2010.

(6)	Fee Waiver letter dated July 2, 2009 between SSgA Funds Management, Inc. and the Trust with respect to the State Street Institutional Liquid Reserves Fund, State Street Institutional U.S. Government Money Market Fund and State Street Institutional Treasury Plus Money Market Fund is incorporated herein by reference to Post-Effective Amendment No. 31 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on February 25, 2010.

(7)	Fee Waiver letter dated April 28, 2011 between SSgA Funds Management, Inc. and the Trust with respect to the State Street Equity 2000 Index Fund is incorporated herein by reference to Post-Effective Amendment No. 33 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on April 29, 2011.

(8)	Fee Waiver letter dated February 1, 2011 between SSgA Funds Management, Inc. and the Trust with respect to the Money Market Funds is incorporated herein by reference to Post-Effective Amendment No. 33 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on April 29, 2011.

(9)	Amendment dated February 18, 2011 to the Investment Advisory Agreement dated May 1, 2001, between SSgA Funds Management, Inc. and the Trust is incorporated herein by reference to Post-Effective Amendment No. 33 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on April 29, 2011.

(10)	Amendment to the Advisory Agreement related to the State Street Institutional Investment Trust, the State Street Global Equity ex-U.S. Index Fund will be filed by subsequent amendment.

(11)	Reimbursement Agreement dated September 20, 2012 by and among State Street Master Funds, State Street Institutional Investment Trust, and SSgA Funds Managements, Inc. will be filed by subsequent amendment.

(e)(1)	Distribution Agreement dated August 1, 2009 between State Street Global Markets, LLC, and the Trust is incorporated herein by reference to Post-Effective Amendment No. 31 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on February 25, 2010.

(2)	Amended Distribution Agreement dated August 1, 2009 between State Street Global Markets, LLC, and the Trust is incorporated herein by reference to Post-Effective Amendment No. 36 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on December 12, 2011.

(3)	Amended Distribution Agreement related to the State Street Institutional Investment Trust, the State Street Global Equity ex-U.S. Index Fund will be filed by subsequent amendment.

(4)	Amended Distribution Agreement dated April 14, 2014 between State Street Global Markets, LLC, and the Trust to be filed by subsequent amendment.

(5)	Amended Distribution Agreement related to the State Street Institutional Investment Trust, the State Street Target Retirement 2015 Fund, State Street Target Retirement 2020 Fund, State Street Target Retirement 2025 Fund, State Street Target Retirement 2030 Fund, State Street Target Retirement 2035 Fund, State Street Target Retirement 2040 Fund, State Street Target Retirement 2045 Fund, State Street Target Retirement 2050 Fund, State Street Target Retirement 2055 Fund, State Street Target Retirement 2060 Fund, State Street Target Retirement Income Fund, State Street Strategic Real Return Fund, State Street Strategic Real Return Portfolio, State Street Aggregate Bond Index Portfolio, State Street Global Equity ex-U.S. Index Portfolio, State Street Equity 500 Index Portfolio II, State Street Opportunistic Emerging Markets Equity Fund, State Street Small Cap Emerging Markets Equity Fund, and State Street Global Managed Volatility Fund will be filed by subsequent amendment.

(f)	Not applicable.

(g)(1)	Amended and Restated Custodian Agreement dated February 14, 2001 between State Street Bank and Trust Company and the Trust is incorporated herein by reference to Post-Effective Amendment No. 9 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on April 30, 2002.

(2)	Notice dated February 14, 2002 to Amended and Restated Custodian Agreement dated February 14, 2001 with respect to the State Street Money Market Fund and the State Street Institutional U.S. Government Money Market Fund is incorporated herein by reference to Post-Effective Amendment No. 28 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on April 30, 2008.

(3)	Notice dated February 12, 2004 to Amended and Restated Custodian Agreement dated February 14, 2001 between State Street Bank and Trust Company and the Trust with respect to the State Street Institutional Money Market Fund is incorporated herein by reference to Post-Effective Amendment No. 28 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on April 30, 2008.

(4)	Notice dated July 22, 2008 to Amended and Restated Custodian Agreement dated February 14, 2001 between State Street Bank and Trust Company and the Trust with respect to the State Street Institutional Treasury Money Market Fund and the State Street Institutional Treasury Plus Money Market Fund is incorporated herein by reference to Post-Effective Amendment No. 29 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on July 24, 2008.

(5)	Notice to Amended and Restated Custodian Agreement dated February 14, 2001 between State Street Bank and Trust Company and the Trust with respect to the State Street Institutional Investment Trust, the State Street Global Equity ex-U.S. Index Fund will be filed by subsequent amendment.

(6)	Notice to Amended and Restated Custodian Agreement dated February 14, 2001 between State Street Bank and Trust Company and the Trust with respect to the State Street Institutional Investment Trust, the State Street Target Retirement 2015 Fund, State Street Target Retirement 2020 Fund, State Street Target Retirement 2025 Fund, State Street Target Retirement 2030 Fund, State Street Target Retirement 2035 Fund, State Street Target Retirement 2040 Fund, State Street Target Retirement 2045 Fund, State Street Target Retirement 2050 Fund, State Street Target Retirement 2055 Fund, State Street Target Retirement 2060 Fund, State Street Target Retirement Income Fund, State Street Strategic Real Return Fund, State Street Strategic Real Return Portfolio, State Street Aggregate Bond Index Portfolio, State Street Global Equity ex-U.S. Index Portfolio, State Street Equity 500 Index Portfolio II, State Street Opportunistic Emerging Markets Equity Fund, State Street Small Cap Emerging Markets Equity Fund, and State Street Global Managed Volatility Fund will be filed by subsequent amendment.

(h)(1)(a)	Transfer Agency and Service Agreement dated February 28, 2000 between State Street Bank and Trust Company and the Trust is incorporated herein by reference to Post-Effective Amendment No. 9+ to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on April 30, 2002.

(1)(b)	Transfer Agency and Service Agreement dated July 31, 2009 between Boston Financial Data Services, Inc. and the Trust is incorporated herein by reference to Post-Effective Amendment No. 31 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on February 25, 2010.

(1)(c)	Anti-Money Laundering Services Amendment dated October 31, 2006 to Transfer Agency and Service Agreement dated February 28, 2000 between State Street Bank and Trust Company and the Trust is incorporated herein by reference to Post-Effective Amendment No. 29 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on July 24, 2008.

(1)(d)	Services Amendment dated April 5, 2004 to Transfer Agency and Service Agreement dated February 28, 2000 between State Street Bank and Trust Company and the Trust is incorporated herein by reference to Post-Effective Amendment No. 28 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on April 30, 2008.

(1)(e)	Notice dated February 14, 2002 to Transfer Agency and Service Agreement dated February 28, 2000 between State Street Bank and Trust Company and the Trust with respect to the State Street Institutional Money Market Fund and the State Street Institutional U.S. Government Money Market Fund is incorporated herein by reference to Post-Effective Amendment No. 30 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on April 29, 2009.

(1)(f)	Notice dated February 12, 2004 to Transfer Agency and Service Agreement dated February 28, 2000 between State Street Bank and Trust Company and the Trust with respect to the State Street Institutional Money Market Fund is incorporated herein by reference to Post-Effective Amendment No. 30 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on April 29, 2009.

(1)(g)	Notice to Transfer Agency and Service Agreement dated July 31, 2009 between Boston Financial Data Services, Inc. and the Trust with respect to the Class M Shares of the State Street Institutional Liquid Reserves Fund is incorporated herein by reference to Post-Effective Amendment No. 39 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on April 27, 2012.

(1)(h)	Notice to Transfer Agency and Service Agreement dated July 31, 2009 between Boston Financial Data Services, Inc. and the Trust with respect to the State Street Institutional Investment Trust, the State Street Global Equity ex-U.S. Index Fund will be filed by subsequent amendment.

(1)(i)	Notice to Transfer Agency and Service Agreement dated July 31, 2009 between Boston Financial Data Services, Inc. and the Trust with respect to the State Street Institutional Investment Trust, the State Street Target Retirement 2015 Fund, State Street Target Retirement 2020 Fund, State Street Target Retirement 2025 Fund, State Street Target Retirement 2030 Fund, State Street Target Retirement 2035 Fund, State Street Target Retirement 2040 Fund, State Street Target Retirement 2045 Fund, State Street Target Retirement 2050 Fund, State Street Target Retirement 2055 Fund, State Street Target Retirement 2060 Fund, State Street Target Retirement Income Fund, State Street Strategic Real Return Fund, State Street Strategic Real Return Portfolio, State Street Aggregate Bond Index Portfolio, State Street Global Equity ex-U.S. Index Portfolio, State Street Equity 500 Index Portfolio II, State Street Opportunistic Emerging Markets Equity Fund, State Street Small Cap Emerging Markets Equity Fund, and State Street Global Managed Volatility Fund will be filed by subsequent amendment.

(2)	Administration Agreement dated February 28, 2000 between State Street Bank and Trust Company and the Trust is incorporated herein by reference to Post-Effective Amendment No. 9+ to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on April 30, 2002.

(2)(a)	Notice dated February 14, 2002 to Administration Agreement dated February 28, 2000 with respect to the State Street Institutional Money Market Fund and the State Street Institutional U.S. Government Money Market Fund is incorporated herein by reference to Post-Effective Amendment No. 28 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on April 30, 2008.

(2)(b)	Notice dated February 12, 2004 to Administration Agreement dated February 28, 2000 between State Street Bank and Trust Company and the Trust with respect to the State Street Institutional Money Market Fund is incorporated herein by reference to Post-Effective Amendment No. 28 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on April 30, 2008.

(2)(c)	Notice dated September 10, 2007 to Administration Agreement dated February 28, 2000 between State Street Bank and Trust Company and the Trust with respect to the State Street Institutional Treasury Money Market Fund and the State Street Institutional Treasury Plus Money Market Fund is incorporated herein by reference to Post-Effective Amendment No. 29 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on July 24, 2008.

(2)(d)	Administration Agreement dated February 1, 2011 between SSgA Funds Management, Inc. and the Trust with respect to the Money Market Funds is incorporated herein by reference to Post-Effective Amendment No. 33 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on April 29, 2011.

(2)(e)	Amended and Restated Administration Agreement dated October 19, 2011 between SSgA Funds Management, Inc. and the Trust with respect to the Money Market Funds is incorporated herein by reference to Post-Effective Amendment No. 36 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on December 12, 2011.

(2)(f)	Sub-Administration Agreement dated February 1, 2011 by and among State Street Bank and Trust Company, SSgA Funds Management, Inc. and the Trust with respect to the Money Market Funds is incorporated herein by reference to Post-Effective Amendment No. 33 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on April 29, 2011.

(2)(g)	Notice to Amended and Restated Administration Agreement dated October 19, 2011 between State Street Bank and Trust Company and the Trust with respect to the State Street Institutional Investment Trust, the State Street Global Equity ex-U.S. Index Fund will be filled by subsequent amendment.

(2)(h)	Notice to Amended and Restated Administration Agreement dated October 19, 2011 between State Street Bank and Trust Company and the Trust with respect to the State Street Institutional Investment Trust, the State Street Target Retirement 2015 Fund, State Street Target Retirement 2020 Fund, State Street Target Retirement 2025 Fund, State Street Target Retirement 2030 Fund, State Street Target Retirement 2035 Fund, State Street Target Retirement 2040 Fund, State Street Target Retirement 2045 Fund, State Street Target Retirement 2050 Fund, State Street Target Retirement 2055 Fund, State Street Target Retirement 2060 Fund, State Street Target Retirement Income Fund, State Street Strategic Real Return Fund, State Street Strategic Real Return Portfolio, State Street Aggregate Bond Index Portfolio, State Street Global Equity ex-U.S. Index Portfolio, State Street Equity 500 Index Portfolio II, State Street Opportunistic Emerging Markets Equity Fund, State Street Small Cap Emerging Markets Equity Fund, and State Street Global Managed Volatility Fund will be filed by subsequent amendment.

(3)	Form of Master-Feeder Participation Agreement between State Street Master Funds and the Trust with respect to the State Street Equity 500 Index Fund is incorporated herein by reference to Post-Effective Amendment No. 17 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on April 28, 2006.

(4)	Form of Master-Feeder Participation Agreement between State Street Master Funds and the Trust with respect to the State Street Institutional Liquid Reserves Fund is incorporated herein by reference to Post-Effective Amendment No. 17 to the State Street

Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on April 28, 2006.

(5)	Form of Master-Feeder Participation Agreement between State Street Master Funds and the Trust with respect to the State Street Institutional Limited Duration Bond Fund is incorporated herein by reference to Post-Effective Amendment No. 23 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on April 28, 2006.

(6)	Master-Feeder Participation Agreement between State Street Master Funds and the Trust with respect to the State Street Institutional Tax Free Limited Duration Bond Fund is incorporated herein by reference to Post-Effective Amendment No. 29 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on July 24, 2008.

(7)	Master-Feeder Participation Agreement between State Street Master Funds and the Trust with respect to the State Street Institutional Tax Free Money Market Fund is incorporated herein by reference to Post-Effective Amendment No. 29 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on July 24, 2008.

(8)	Master-Feeder Participation Agreement between State Street Master Funds and the Trust with respect to the State Street Institutional Treasury Money Market Fund is incorporated herein by reference to Post-Effective Amendment No. 29 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on July 24, 2008.

(9)	Master-Feeder Participation Agreement between State Street Master Funds and the Trust with respect to the State Street Institutional Treasury Plus Money Market Fund is incorporated herein by reference to Post-Effective Amendment No. 29 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on July 24, 2008.

(10)	Master-Feeder Participation Agreement between State Street Master Funds and Henderson Global Funds dated April 20, 2009 is incorporated herein by reference to Post-Effective Amendment No. 30 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on April 29, 2009.

(11)	Information Security Program Agreement dated November 19, 2010 is incorporated herein by reference to Post-Effective Amendment No. 33 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on April 29, 2011.

(i)(1)	Legal Opinion of Ropes & Gray LLP is incorporated herein by reference to Pre-Effective Amendment No. 1 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission in September 2000.

(2)	Legal Opinion of Ropes & Gray LLP with respect to the State Street Money Market Fund is incorporated herein by reference to Post-Effective Amendment No. 10 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on November 13, 2002.

(3)	Legal Opinion of Ropes & Gray LLP with respect to the Class R Shares of the State Street Equity 500 Index Fund is incorporated herein by reference to Post-Effective Amendment No. 15 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on June 3, 2005.

(4)	Legal Opinion of Ropes & Gray LLP with respect to the State Street Institutional Limited Duration Bond Fund, State Street Institutional Tax Free Limited Duration Bond Fund and State Street Institutional Tax Free Money Market Fund is incorporated herein by reference to Post-Effective Amendment No. 23 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on February 6, 2007.

(5)	Legal Opinion of Ropes & Gray LLP with respect to State Street Institutional Investment Trust, the State Street Global Equity ex-U.S. Index Fund will be filed by subsequent amendment.

(6)	Legal Opinion of Ropes & Gray LLP with respect to State Street Target Retirement 2015 Fund, State Street Target Retirement 2020 Fund, State Street Target Retirement 2025 Fund, State Street Target Retirement 2030 Fund, State Street Target Retirement 2035 Fund, State Street Target Retirement 2040 Fund, State Street Target Retirement 2045 Fund, State Street Target Retirement 2050 Fund, State Street Target Retirement 2055 Fund, State Street Target Retirement 2060 Fund, State Street Target Retirement Income Fund, State Street Strategic Real Return Fund, State Street Strategic Real Return Portfolio, State Street Aggregate Bond Index Portfolio, State Street Global Equity ex-U.S. Index Portfolio, State Street Equity 500 Index Portfolio II, State Street Opportunistic Emerging Markets Equity Fund, State Street Small Cap Emerging Markets Equity Fund, and State Street Global Managed Volatility Fund will be filed by subsequent amendment.

(j)	Consent of Ernst & Young LLP is filed herewith.

(k)	Not applicable.

(l)	Not applicable.

(m)(1)	Amended Rule 12b-1 Plan dated May 14, 2009 is incorporated herein by reference to Post-Effective Amendment No. 31 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on February 25, 2010.

(2)	Amended Rule 12b-1 Plan dated February 18, 2010 is incorporated herein by reference to Post-Effective Amendment No. 33 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on April 29, 2011.

(3)	Amended Rule 12b-1 Plan as it relates to the State Street Institutional Investment Trust, the State Street Global Equity ex-U.S. Index Fund will be filed by subsequent amendment.

(4)	Amended Rule 12b-1 Plan dated April 14, 2014 is incorporated herein by reference to Post-Effective Amendment No. 47 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on April 25, 2014.

(5)	Amended Shareholder Servicing Plan for Service Class effective May 14, 2009 is incorporated herein by reference to Post-Effective Amendment No. 31 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on February 25, 2010.

(6)	Amended Shareholder Servicing Plan for Investment Class effective May 14, 2009 is incorporated herein by reference to Post-Effective Amendment No. 31 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on February 25, 2010.

(7)	Amended Shareholder Servicing Plan as it relates to the State Street Institutional Investment Trust, the State Street Global Equity ex-U.S. Index Fund will be filed by subsequent amendment.

(8)	Amended Shareholder Servicing Plan as it relates to the State Street Institutional Investment Trust, the State Street Target Retirement 2015 Fund, State Street Target Retirement 2020 Fund, State Street Target Retirement 2025 Fund, State Street Target Retirement 2030 Fund, State Street Target Retirement 2035 Fund, State Street Target Retirement 2040 Fund, State Street Target Retirement 2045 Fund, State Street Target Retirement 2050 Fund, State Street Target Retirement 2055 Fund, State Street Target Retirement 2060 Fund, State Street Target Retirement Income Fund, State Street Strategic Real Return Fund, State Street Strategic Real Return Portfolio, State Street Aggregate Bond Index Portfolio, State Street Global Equity ex-U.S. Index Portfolio, State Street Equity 500 Index Portfolio II, State Street Opportunistic Emerging Markets Equity Fund, State Street Small Cap Emerging Markets Equity Fund, and State Street Global Managed Volatility Fund will be filed by subsequent amendment.

(n)(1)	Plan Pursuant to Rule 18f-3 under the Investment Company Act of 1940 dated May 15, 2008 is incorporated herein by reference to Post-Effective Amendment No. 29 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on July 24, 2008.

(2)	Amended Plan Pursuant to Rule 18f-3 under the Investment Company Act of 1940 is incorporated herein by reference to Post-Effective Amendment No. 36 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on December 12, 2011.

(3)	Amended Plan Pursuant to Rule 18f-3 under the Investment Company Act of 1940 as it relates to the State Street Institutional Investment Trust, the State Street Global Equity ex-U.S. Index Fund will be filed by subsequent amendment.

(4)	Amended Plan Pursuant to Rule 18f-3 under the Investment Company Act of 1940 is incorporated herein by reference to Post-Effective Amendment No. 48 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on April 25, 2014.

(o)	Not applicable.

(p)(1)	Joint Code of Ethics dated May 17, 2000, as amended September 16, 2004 with State Street Master Funds is incorporated herein by reference to Post-Effective Amendment No. 13 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on February 25, 2005.

(2)	Amended Code of Ethics of SSgA Funds Management, Inc. dated April 16, 2013 is incorporated herein by reference to Post-Effective Amendment No. 42 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on November 15, 2013.

(3)	Joint Code of Ethics dated May 17, 2000, as amended September 16, 2004, February 18, 2010 and February 13, 2014 with State Street Master Funds is incorporated herein by reference to Post-Effective Amendment No. 40 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on April 25, 2014.

+	Post-Effective Amendment No. 8 was filed with the Commission on January 30, 2002. The next Post-Effective Amendment, filed on April 30, 2002, should have been sequentially numbered Post-Effective Amendment No. 9. Due to a scrivener’s error, it was numbered Post-Effective Amendment No. 10. Such Post-Effective Amendment has been referred to in this Part C as Post-Effective Amendment No. 9.

Item 29. Persons Controlled By or Under Common Control with the Fund

See the Statement of Additional Information regarding the Trust’s control relationships.

Item 30. Indemnification

Under the terms of Registrant’s Amended and Restated Declaration of Trust, Article VIII, Registrant is required, subject to certain exceptions and limitations, to indemnify each of its Trustees and officers, including persons who serve at the Registrant’s request as directors, officers or trustees of another organization in which the Registrant has any interest as a shareholder, creditor or otherwise who may be indemnified by Registrant under the Investment Company Act of 1940.

Item 31. Business and Other Connections of the Investment Adviser

SSgA Funds Management, Inc.

See “Management of the Trust” in Part B. Information as to the directors and officers of the Adviser is included in its Form ADV filed with the SEC and is incorporated herein by reference thereto.

Item 32. Principal Underwriter

(a) State Street Global Markets, LLC, State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111, serves as the Trust’s principal underwriter and also serves as the principal underwriter for the following investment companies: SPDR Series Trust, SPDR Index Shares Funds, State Street Master Funds, and SSgA Funds.

(b) To the best of Registrant’s knowledge, the directors and executive officers of State Street Global Markets, LLC, are as follows:

Nicholas Bonn	Chief Executive Officer and Director

Vincent Manzi	Vice President and Chief Compliance Officer

Christopher P. Jensen	FINOP and Chief Financial Officer and Director

Howard Fairweather	Director

Stephan Gavell	Director

Mark Snyder	Executive Vice President and Director

R. Bryan Woodard	Senior Vice President, Chief Legal Counsel and Secretary

James Ross	Executive Vice President and Director

Martine Bond	Executive Vice President and Director

Melissa McKay	Vice President and Assistant Secretary

*	The principal business address for each of the above directors and executive officers is 1 Lincoln Street, Boston, MA 02111.

Item 33. Location of Accounts and Records

The accounts and records of the Trust are located, in whole or in part, at the office of the Trust and the following locations:

State Street Institutional Investment Trust (“Trust”)

4 Copley Place, 3rd floor

Boston, MA 02116

SSgA Funds Management, Inc. (“Adviser”)

State Street Financial Center

One Lincoln Street

Boston, MA 02111

SSgA Funds Management, Inc. serves as the Administrator for the State Street Institutional Liquid Reserves Fund, State Street Institutional Tax Free Money Market Fund, State Street Institutional U.S. Government Money Market Fund, State Street Institutional Treasury Money Market Fund, and the State Street Institutional Treasury Plus Money Market Fund.

State Street Bank and Trust Company serves as the Sub-Administrator for the State Street Institutional Liquid Reserves Fund, State Street Institutional Tax Free Money Market Fund, State Street Institutional U.S. Government Money Market Fund, State Street Institutional Treasury Money Market Fund, and the State Street Institutional Treasury Plus Money Market Fund.

State Street Bank and Trust Company serves as the Administrator for the State Street Institutional Limited Duration Bond Fund, State Street Aggregate Bond Index Fund, State Street Equity 500 Index Fund, State Street Equity 400 Index Fund, State Street Equity 2000 Index Fund, State Street Institutional Investment Trust, State Street Global Equity ex-U.S. Index Fund, and State Street Target Retirement 2015 Fund, State Street Target Retirement 2020 Fund, State Street Target Retirement 2025 Fund, State Street Target Retirement 2030 Fund, State Street Target Retirement 2035 Fund, State Street Target Retirement 2040 Fund, State Street Target Retirement 2045 Fund, State Street Target Retirement 2050 Fund, State Street Target Retirement 2055 Fund, State Street Target Retirement 2060 Fund, State Street Target Retirement Income Fund, State Street Strategic Real Return Fund, State Street Strategic Real Return Portfolio, State Street Aggregate Bond Index Portfolio, State Street Global Equity ex-U.S. Index Portfolio, State Street Equity 500 Index Portfolio II, State Street Opportunistic Emerging Markets Equity Fund, State Street Small Cap Emerging Markets Equity Fund, and State Street Global Managed Volatility Fund.

State Street Bank and Trust Company serves as the Custodian, Transfer Agent and Dividend Disbursing Agent), except not the Transfer Agent/Dividend Disbursing Agent for the State Street Institutional Liquid Reserves Fund, State Street Institutional Limited Duration Bond Fund, State Street Institutional Tax Free Money Market Fund, State Street Institutional Treasury Money Market Fund, the State Street Institutional Treasury Plus Money Market Fund, State Street Institutional Investment Trust, State Street Global Equity ex-U.S. Index Fund, and State Street Target Retirement 2015 Fund, State Street Target Retirement 2020 Fund, State Street Target Retirement 2025 Fund, State Street Target Retirement 2030 Fund, State Street Target Retirement 2035 Fund, State Street Target Retirement 2040 Fund, State Street Target Retirement 2045 Fund, State Street Target Retirement 2050 Fund, State Street Target Retirement 2055 Fund, State Street Target Retirement 2060 Fund, State Street Target Retirement State Street Strategic Real Return Fund, State Street Strategic Real Return Portfolio, State Street Aggregate Bond Index Portfolio, State Street Global Equity ex-U.S. Index Portfolio, State Street Equity 500 Index Portfolio II, State Street Opportunistic Emerging Markets Equity Fund, State Street Small Cap Emerging Markets Equity Fund, and State Street Global Managed Volatility Fund.

State Street Bank and Trust Company

4 Copley Place, 3rd floor

Boston, MA 02116

Boston Financial Data Services, Inc.

Boston Financial Data Services, Inc. serves as the Transfer Agent/Dividend Disbursing Agent for the State Street Institutional Liquid Reserves Fund, State Street Institutional Limited Duration Bond Fund, State Street Institutional Tax Free Money Market Fund, State Street Institutional U.S. Government Money Market Fund, State Street Institutional Treasury Money Market Fund, State Street Institutional Treasury Plus Money Market Fund, State Street Institutional Investment Trust, State Street Global Equity ex-U.S. Index Fund, and State Street Target Retirement 2015 Fund, State Street Target Retirement 2020 Fund, State Street Target Retirement 2025 Fund, State Street Target Retirement 2030 Fund, State Street Target Retirement 2035 Fund, State Street Target Retirement 2040 Fund, State Street Target Retirement 2045 Fund, State Street Target Retirement 2050 Fund, State Street Target Retirement 2055 Fund, State Street Target Retirement 2060 Fund, State Street Target Retirement Income Fund, State Street Strategic Real Return Fund, State Street Strategic Real Return Portfolio, State Street Aggregate Bond Index Portfolio, State Street Global Equity ex-U.S. Index Portfolio, State Street Equity 500 Index Portfolio II, State Street Opportunistic Emerging Markets Equity Fund, State Street Small Cap Emerging Markets Equity Fund, and State Street Global Managed Volatility Fund.

Boston Financial Data Services, Inc.

2000 Crown Colony Drive

Quincy, Massachusetts 02169

Item 34. Management Services

Not applicable.

Item 35. Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”) and the Investment Company Act of 1940, as amended, the Registrant, State Street Institutional Investment Trust (the “Trust”) has duly caused this Amendment to the Trust’s Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston and Commonwealth of Massachusetts on this 30th day of April 2014.

STATE STREET INSTITUTIONAL INVESTMENT TRUST

By:	/s/ Ellen M. Needham
Ellen M. Needham
President

Pursuant to the requirements of the 1933 Act, as amended, this Registration Statement for the Trust has been signed below by the following persons in the capacities indicated on the 30th day of April, 2014:

Signature	Signature

/s/ William L. Boyan*	/s/ James E. Ross*
William L. Boyan, Trustee	James E. Ross, Trustee

/s/ Michael F. Holland*	/s/ Richard D. Shirk*
Michael F. Holland, Trustee	Richard D. Shirk, Trustee

/s/ William L. Marshall*	/s/ Rina K. Spence*
William L. Marshall, Trustee	Rina K. Spence, Trustee

/s/ Scott F. Powers*	/s/ Bruce D. Taber*
Scott F. Powers, Trustee	Bruce D. Taber, Trustee

/s/ Patrick J. Riley*	/s/ Douglas T. Williams*
Patrick J. Riley, Trustee	Douglas T. Williams, Trustee

/s/ Laura F. Dell	/s/ Ellen M. Needham
Laura F. Dell, Treasurer and Principal Financial Officer	Ellen M. Needham, President and Principal Executive Officer

/s/ David James
*By: David James
Attorney-in-Fact
Pursuant to Powers of Attorney

SIGNATURES

This Registration Statement contains certain disclosures regarding the State Street Equity 400 Index Portfolio, State Street Equity 500 Index Portfolio, State Street Equity 2000 Index Portfolio, State Street Aggregate Bond Index Portfolio, State Street Money Market Portfolio, State Street U.S. Government Money Market Portfolio, State Street Limited Duration Bond Portfolio, State Street Tax Free Money Market Portfolio, State Street Treasury Money Market Portfolio and State Street Treasury Plus Money Market Portfolio (the “Portfolios”), series of State Street Master Funds (the “Trust”). The Trust has, subject to the next following sentence, duly caused this Post-Effective Amendment No. 49 to the Registration Statement on Form N-1A of State Street Institutional Investment Trust (the “Registrant”) to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and the Commonwealth of Massachusetts on April 30, 2014. The Trust is executing this Registration Statement only in respect of the disclosures contained herein specifically describing the Trust and the Portfolios, and hereby disclaims any responsibility or liability as to any other disclosures in this Registration Statement.

STATE STREET MASTER FUNDS

By:	/s/ Ellen M. Needham
Ellen M. Needham
President, State Street Master Funds

This Registration Statement on Form N-1A of the Registrant has been signed below by the following persons, solely in the capacities indicated and subject to the next following sentence, on April 30, 2014. Each of the following persons is signing this Post-Effective Amendment No. 49 to this Registration Statement only in respect of the disclosures contained herein specifically describing the Trust and the Portfolios, and hereby disclaims any responsibility or liability as to any other disclosures in this Registration Statement.

Signature	Signature

/s/ William L. Boyan*	/s/ James E. Ross*
William L. Boyan, Trustee	James E. Ross, Trustee

/s/ Michael F. Holland*	/s/ Richard D. Shirk*
Michael F. Holland, Trustee	Richard D. Shirk, Trustee

/s/ William L. Marshall*	/s/ Rina K. Spence*
William L. Marshall, Trustee	Rina K. Spence, Trustee

/s/ Scott F. Powers*	/s/ Bruce D. Taber*
Scott F. Powers, Trustee	Bruce D. Taber, Trustee

/s/ Patrick J. Riley*	/s/ Douglas T. Williams*
Patrick J. Riley, Trustee	Douglas T. Williams, Trustee

/s/ Laura F. Dell	/s/ Ellen M. Needham
Laura F. Dell, Treasurer and Principal Financial Officer	Ellen M. Needham, President and Principal Executive Officer

/s/ David James
*By: David James
Attorney-in-Fact
Pursuant to Powers of Attorney

EXHIBIT INDEX

Exhibit No.	Document
28(j)	Consent of Ernst & Young LLP